UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08319

Voya Partners, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-3862

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 to June 30, 2025

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Global Bond Portfolio Class ADV - IOSAX

Voya Global Bond Portfolio Class I - IOSIX

Voya Global Bond Portfolio Class S - IOSSX

Voya Global Insights Portfolio Class ADV - IGMAX

Voya Global Insights Portfolio Class I - IGMIX

Voya Global Insights Portfolio Class S - IGMSX

Voya Global Insights Portfolio Class S2 - IOGPX

Voya Index Solution 2025 Portfolio Class ADV - ISDAX

Voya Index Solution 2025 Portfolio Class I - ISDIX

Voya Index Solution 2025 Portfolio Class S - ISDSX

Voya Index Solution 2025 Portfolio Class S2 - IXXVX

Voya Index Solution 2025 Portfolio Class Z - VSZBX

Voya Index Solution 2030 Portfolio Class ADV - IDXFX

Voya Index Solution 2030 Portfolio Class I - IDXGX

Voya Index Solution 2030 Portfolio Class S - IDXHX

Voya Index Solution 2030 Portfolio Class S2 - IDXIX

Voya Index Solution 2030 Portfolio Class Z - VSZCX

Voya Index Solution 2035 Portfolio Class ADV - ISEAX

Voya Index Solution 2035 Portfolio Class I - ISEIX

Voya Index Solution 2035 Portfolio Class S - ISESX

Voya Index Solution 2035 Portfolio Class S2 - IXISX

Voya Index Solution 2035 Portfolio Class Z - VSZDX

Voya Index Solution 2040 Portfolio Class ADV - IDXKX

Voya Index Solution 2040 Portfolio Class I - IDXLX

Voya Index Solution 2040 Portfolio Class S - IDXMX

Voya Index Solution 2040 Portfolio Class S2 - IDXNX

Voya Index Solution 2040 Portfolio Class Z - VSZEX

Voya Index Solution 2045 Portfolio Class ADV - ISJAX

Voya Index Solution 2045 Portfolio Class I - ISJIX

Voya Index Solution 2045 Portfolio Class S - ISJSX

Voya Index Solution 2045 Portfolio Class S2 - ISVLX

Voya Index Solution 2045 Portfolio Class Z - VSZFX

Voya Index Solution 2050 Portfolio Class ADV - IDXPX

Voya Index Solution 2050 Portfolio Class I - IDXQX

Voya Index Solution 2050 Portfolio Class S - IDXRX

Voya Index Solution 2050 Portfolio Class S2 - IDXSX

Voya Index Solution 2050 Portfolio Class Z - VSZGX

Voya Index Solution 2055 Portfolio Class ADV - IISAX

Voya Index Solution 2055 Portfolio Class I - IISNX

Voya Index Solution 2055 Portfolio Class S - IISSX

Voya Index Solution 2055 Portfolio Class S2 - IISTX

Voya Index Solution 2055 Portfolio Class Z - VSZHX

Voya Index Solution 2060 Portfolio Class ADV - VPSAX

Voya Index Solution 2060 Portfolio Class I - VISPX

Voya Index Solution 2060 Portfolio Class S - VPISX

Voya Index Solution 2060 Portfolio Class S2 - VPSSX

Voya Index Solution 2060 Portfolio Class Z - VSZIX

Voya Index Solution 2065 Portfolio Class ADV - VIQAX

Voya Index Solution 2065 Portfolio Class I - VIQIX

Voya Index Solution 2065 Portfolio Class S - VIQSX

Voya Index Solution 2065 Portfolio Class S2 - VIQUX

Voya Index Solution 2065 Portfolio Class Z - VIQZX

Voya Index Solution Income Portfolio Class ADV - ISKAX

Voya Index Solution Income Portfolio Class I - ISKIX

Voya Index Solution Income Portfolio Class S - ISKSX

Voya Index Solution Income Portfolio Class S2 - IIIPX

Voya Index Solution Income Portfolio Class Z - VSZJX

Voya International High Dividend Low Volatility Portfolio Class ADV - IFTAX

Voya International High Dividend Low Volatility Portfolio Class I - IFTIX

Voya International High Dividend Low Volatility Portfolio Class S - IFTSX

Voya International High Dividend Low Volatility Portfolio Class S2 - ITFEX

Voya Solution 2025 Portfolio Class ADV - ISZAX

Voya Solution 2025 Portfolio Class I - ISZIX

Voya Solution 2025 Portfolio Class S - ISZSX

Voya Solution 2025 Portfolio Class S2 - ISPBX

Voya Solution 2030 Portfolio Class ADV - ISNFX

Voya Solution 2030 Portfolio Class I - ISNGX

Voya Solution 2030 Portfolio Class S - ISNHX

Voya Solution 2030 Portfolio Class S2 - ISNIX

Voya Solution 2035 Portfolio Class ADV - ISQAX

Voya Solution 2035 Portfolio Class I - ISQIX

Voya Solution 2035 Portfolio Class S - ISQSX

Voya Solution 2035 Portfolio Class S2 - ISPCX

Voya Solution 2040 Portfolio Class ADV - ISNKX

Voya Solution 2040 Portfolio Class I - ISNLX

Voya Solution 2040 Portfolio Class S - ISNMX

Voya Solution 2040 Portfolio Class S2 - ISNNX

Voya Solution 2045 Portfolio Class ADV - ISRAX

Voya Solution 2045 Portfolio Class I - ISRIX

Voya Solution 2045 Portfolio Class S - ISRSX

Voya Solution 2045 Portfolio Class S2 - ISPDX

Voya Solution 2050 Portfolio Class ADV - ISNPX

Voya Solution 2050 Portfolio Class I - ISNQX

Voya Solution 2050 Portfolio Class S - ISNRX

Voya Solution 2050 Portfolio Class S2 - ISNSX

Voya Solution 2055 Portfolio Class ADV - IASPX

Voya Solution 2055 Portfolio Class I - IISPX

Voya Solution 2055 Portfolio Class S - ISSPX

Voya Solution 2055 Portfolio Class S2 - ITSPX

Voya Solution 2060 Portfolio Class ADV - VSPAX

Voya Solution 2060 Portfolio Class I - VSIPX

Voya Solution 2060 Portfolio Class S - VSPSX

Voya Solution 2060 Portfolio Class S2 - VSSPX

Voya Solution 2065 Portfolio Class ADV - VSAQX

Voya Solution 2065 Portfolio Class I - VSQIX

Voya Solution 2065 Portfolio Class S - VSSQX

Voya Solution 2065 Portfolio Class S2 - VSQUX

Voya Solution Aggressive Portfolio Class ADV - IAVAX

Voya Solution Aggressive Portfolio Class I - IAVIX

Voya Solution Aggressive Portfolio Class R6 - VYRMX

Voya Solution Aggressive Portfolio Class S - IAVSX

Voya Solution Aggressive Portfolio Class S2 - IAVTX

Voya Solution Balanced Portfolio Class ADV - ISGAX

Voya Solution Balanced Portfolio Class I - ISGJX

Voya Solution Balanced Portfolio Class R6 - VYRLX

Voya Solution Balanced Portfolio Class S - ISGKX

Voya Solution Balanced Portfolio Class S2 - ISGTX

Voya Solution Conservative Portfolio Class ADV - ICGAX

Voya Solution Conservative Portfolio Class I - ICGIX

Voya Solution Conservative Portfolio Class R6 - VYRPX

Voya Solution Conservative Portfolio Class S - ICGSX

Voya Solution Conservative Portfolio Class S2 - ICGTX

Voya Solution Income Portfolio Class ADV - ISWAX

Voya Solution Income Portfolio Class I - ISWIX

Voya Solution Income Portfolio Class S - ISWSX

Voya Solution Income Portfolio Class S2 - IJKBX

Voya Solution Moderately Aggressive Portfolio Class ADV - IAGAX

Voya Solution Moderately Aggressive Portfolio Class I - IAGIX

Voya Solution Moderately Aggressive Portfolio Class R6 - VYROX

Voya Solution Moderately Aggressive Portfolio Class S - IAGSX

Voya Solution Moderately Aggressive Portfolio Class S2 - IAGTX

VY® American Century Small-Mid Cap Value Portfolio Class ADV - IASAX

VY® American Century Small-Mid Cap Value Portfolio Class I - IACIX

VY® American Century Small-Mid Cap Value Portfolio Class S - IASSX

VY® American Century Small-Mid Cap Value Portfolio Class S2 - ISMSX

VY® Baron Growth Portfolio Class ADV - IBSAX

VY® Baron Growth Portfolio Class I - IBGIX

VY® Baron Growth Portfolio Class R6 - VYRBX

VY® Baron Growth Portfolio Class S - IBSSX

VY® Baron Growth Portfolio Class S2 - IBCGX

VY® Columbia Contrarian Core Portfolio Class ADV - ISBAX

VY® Columbia Contrarian Core Portfolio Class I - ISFIX

VY® Columbia Contrarian Core Portfolio Class S - ISCSX

VY® Columbia Small Cap Value II Portfolio Class ADV - ICSAX

VY® Columbia Small Cap Value II Portfolio Class I - ICISX

VY® Columbia Small Cap Value II Portfolio Class R6 - VYRDX

VY® Columbia Small Cap Value II Portfolio Class S - ICSSX

VY® Columbia Small Cap Value II Portfolio Class S2 - ICVPX

VY® Invesco Comstock Portfolio Class ADV - IVKAX

VY® Invesco Comstock Portfolio Class I - IVKIX

VY® Invesco Comstock Portfolio Class S - IVKSX

VY® Invesco Equity and Income Portfolio Class ADV - IUAAX

VY® Invesco Equity and Income Portfolio Class I - IUAIX

VY® Invesco Equity and Income Portfolio Class S - IUASX

VY® Invesco Equity and Income Portfolio Class S2 - IVIPX

VY® JPMorgan Mid Cap Value Portfolio Class ADV - IJMAX

VY® JPMorgan Mid Cap Value Portfolio Class I - IJMIX

VY® JPMorgan Mid Cap Value Portfolio Class S - IJMSX

VY® JPMorgan Mid Cap Value Portfolio Class S2 - IJPMX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class ADV - IAXAX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class I - IAXIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class R6 - VYRIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class S - IAXSX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class S2 - IAXTX

VY® T. Rowe Price Growth Equity Portfolio Class ADV - IGEAX

VY® T. Rowe Price Growth Equity Portfolio Class I - ITGIX

VY® T. Rowe Price Growth Equity Portfolio Class S - ITGSX

VY® T. Rowe Price Growth Equity Portfolio Class S2 - ITRGX

Class ADV: IOSAX

Voya Global Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$60	1.17%

Fund Statistics

  Total Net Assets$104,546,692
  # of Portfolio Holdings810
  Portfolio Turnover Rate90%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series HYB Fund	5.7%
Voya VACS Series EMHCD Fund	3.7%
United States Treasury Notes, 4.250%, 05/15/35	3.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.7%
Peru Government Bond, 6.850%, 08/12/35	1.7%
Uniform Mortgage-Backed Securities, 5.500%, 08/15/55	1.6%
United States Treasury Bonds, 4.625%, 02/15/55	1.6%
United States Treasury Notes, 4.000%, 06/30/32	1.5%
Uniform Mortgage-Backed Securities, 2.500%, 08/01/55	1.5%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.5%

Investment Type Allocation

Corporate Bonds/Notes
16.4%
Collateralized Mortgage Obligations
13.4%
Sovereign Bonds
13.2%
U.S. Treasury Obligations
9.6%
Mutual Funds
9.4%
U.S. Government Agency Obligations
9.2%
Commercial Mortgage-Backed Securities
8.5%
Asset-Backed Securities
7.5%
Rights
0.0%
Common Stock
0.0%
Assets in Excess of Other Liabilities
12.8%
0%
5%
10%
15%
20%

Value	Value
Assets in Excess of Other Liabilities	12.8%
Common Stock	0.0%
Rights	0.0%
Asset-Backed Securities	7.5%
Commercial Mortgage-Backed Securities	8.5%
U.S. Government Agency Obligations	9.2%
Mutual Funds	9.4%
U.S. Treasury Obligations	9.6%
Sovereign Bonds	13.2%
Collateralized Mortgage Obligations	13.4%
Corporate Bonds/Notes	16.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IOSAX

Voya Global Bond Portfolio

92914K883-SAR

Class I: IOSIX

Voya Global Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$35	0.67%

Fund Statistics

  Total Net Assets$104,546,692
  # of Portfolio Holdings810
  Portfolio Turnover Rate90%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series HYB Fund	5.7%
Voya VACS Series EMHCD Fund	3.7%
United States Treasury Notes, 4.250%, 05/15/35	3.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.7%
Peru Government Bond, 6.850%, 08/12/35	1.7%
Uniform Mortgage-Backed Securities, 5.500%, 08/15/55	1.6%
United States Treasury Bonds, 4.625%, 02/15/55	1.6%
United States Treasury Notes, 4.000%, 06/30/32	1.5%
Uniform Mortgage-Backed Securities, 2.500%, 08/01/55	1.5%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.5%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	12.8%
Common Stock	0.0%
Rights	0.0%
Asset-Backed Securities	7.5%
Commercial Mortgage-Backed Securities	8.5%
U.S. Government Agency Obligations	9.2%
Mutual Funds	9.4%
U.S. Treasury Obligations	9.6%
Sovereign Bonds	13.2%
Collateralized Mortgage Obligations	13.4%
Corporate Bonds/Notes	16.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IOSIX

Voya Global Bond Portfolio

92914K800-SAR

Class S: IOSSX

Voya Global Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Global Bond Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$47	0.92%

Fund Statistics

  Total Net Assets$104,546,692
  # of Portfolio Holdings810
  Portfolio Turnover Rate90%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series HYB Fund	5.7%
Voya VACS Series EMHCD Fund	3.7%
United States Treasury Notes, 4.250%, 05/15/35	3.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.7%
Peru Government Bond, 6.850%, 08/12/35	1.7%
Uniform Mortgage-Backed Securities, 5.500%, 08/15/55	1.6%
United States Treasury Bonds, 4.625%, 02/15/55	1.6%
United States Treasury Notes, 4.000%, 06/30/32	1.5%
Uniform Mortgage-Backed Securities, 2.500%, 08/01/55	1.5%
Fannie Mae REMIC Trust - Class IN, 2.500%, 02/25/51	1.5%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	12.8%
Common Stock	0.0%
Rights	0.0%
Asset-Backed Securities	7.5%
Commercial Mortgage-Backed Securities	8.5%
U.S. Government Agency Obligations	9.2%
Mutual Funds	9.4%
U.S. Treasury Obligations	9.6%
Sovereign Bonds	13.2%
Collateralized Mortgage Obligations	13.4%
Corporate Bonds/Notes	16.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IOSSX

Voya Global Bond Portfolio

92914K701-SAR

Class ADV: IGMAX

Voya Global Insights Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$65	1.25%

Fund Statistics

  Total Net Assets$1,128,871,094
  # of Portfolio Holdings67
  Portfolio Turnover Rate37%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Cisco Systems, Inc.	4.4%
Robinhood Markets, Inc. - Class A	3.6%
Microsoft Corp.	2.9%
Standardaero, Inc.	2.8%
Enel SpA	2.8%
Siemens Energy AG	2.7%
Sony Group Corp.	2.7%
Spotify Technology SA	2.6%
Tesla, Inc.	2.5%
Walt Disney Co.	2.4%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	1.3%
Netherlands	1.0%
Indonesia	1.1%
Brazil	1.1%
Italy	2.8%
India	2.8%
Switzerland	3.3%
China	3.5%
Japan	3.8%
Germany	4.6%
United Kingdom	5.7%
United States	67.4%

Sector Allocation

Value	Value
Information Technology	18.4%
Industrials	16.0%
Consumer Discretionary	14.8%
Financials	13.3%
Communication Services	8.8%
Health Care	6.9%
Materials	5.9%
Consumer Staples	4.7%
Utilities	4.7%
Energy	4.0%
Real Estate	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IGMAX

Voya Global Insights Portfolio

92914K677-SAR

Class I: IGMIX

Voya Global Insights Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$39	0.75%

Fund Statistics

  Total Net Assets$1,128,871,094
  # of Portfolio Holdings67
  Portfolio Turnover Rate37%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Cisco Systems, Inc.	4.4%
Robinhood Markets, Inc. - Class A	3.6%
Microsoft Corp.	2.9%
Standardaero, Inc.	2.8%
Enel SpA	2.8%
Siemens Energy AG	2.7%
Sony Group Corp.	2.7%
Spotify Technology SA	2.6%
Tesla, Inc.	2.5%
Walt Disney Co.	2.4%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	1.3%
Netherlands	1.0%
Indonesia	1.1%
Brazil	1.1%
Italy	2.8%
India	2.8%
Switzerland	3.3%
China	3.5%
Japan	3.8%
Germany	4.6%
United Kingdom	5.7%
United States	67.4%

Sector Allocation

Value	Value
Information Technology	18.4%
Industrials	16.0%
Consumer Discretionary	14.8%
Financials	13.3%
Communication Services	8.8%
Health Care	6.9%
Materials	5.9%
Consumer Staples	4.7%
Utilities	4.7%
Energy	4.0%
Real Estate	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IGMIX

Voya Global Insights Portfolio

92914K651-SAR

Class S: IGMSX

Voya Global Insights Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$52	1.00%

Fund Statistics

  Total Net Assets$1,128,871,094
  # of Portfolio Holdings67
  Portfolio Turnover Rate37%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Cisco Systems, Inc.	4.4%
Robinhood Markets, Inc. - Class A	3.6%
Microsoft Corp.	2.9%
Standardaero, Inc.	2.8%
Enel SpA	2.8%
Siemens Energy AG	2.7%
Sony Group Corp.	2.7%
Spotify Technology SA	2.6%
Tesla, Inc.	2.5%
Walt Disney Co.	2.4%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	1.3%
Netherlands	1.0%
Indonesia	1.1%
Brazil	1.1%
Italy	2.8%
India	2.8%
Switzerland	3.3%
China	3.5%
Japan	3.8%
Germany	4.6%
United Kingdom	5.7%
United States	67.4%

Sector Allocation

Value	Value
Information Technology	18.4%
Industrials	16.0%
Consumer Discretionary	14.8%
Financials	13.3%
Communication Services	8.8%
Health Care	6.9%
Materials	5.9%
Consumer Staples	4.7%
Utilities	4.7%
Energy	4.0%
Real Estate	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IGMSX

Voya Global Insights Portfolio

92914K669-SAR

Class S2: IOGPX

Voya Global Insights Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Global Insights Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$60	1.15%

Fund Statistics

  Total Net Assets$1,128,871,094
  # of Portfolio Holdings67
  Portfolio Turnover Rate37%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Cisco Systems, Inc.	4.4%
Robinhood Markets, Inc. - Class A	3.6%
Microsoft Corp.	2.9%
Standardaero, Inc.	2.8%
Enel SpA	2.8%
Siemens Energy AG	2.7%
Sony Group Corp.	2.7%
Spotify Technology SA	2.6%
Tesla, Inc.	2.5%
Walt Disney Co.	2.4%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.6%
Countries-Other	1.3%
Netherlands	1.0%
Indonesia	1.1%
Brazil	1.1%
Italy	2.8%
India	2.8%
Switzerland	3.3%
China	3.5%
Japan	3.8%
Germany	4.6%
United Kingdom	5.7%
United States	67.4%

Sector Allocation

Value	Value
Information Technology	18.4%
Industrials	16.0%
Consumer Discretionary	14.8%
Financials	13.3%
Communication Services	8.8%
Health Care	6.9%
Materials	5.9%
Consumer Staples	4.7%
Utilities	4.7%
Energy	4.0%
Real Estate	0.9%
Short-Term Investments	1.1%
Assets in Excess of Other Liabilities	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IOGPX

Voya Global Insights Portfolio

92914L444-SAR

Class ADV: ISDAX

Voya Index Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$28	0.54%

Fund Statistics

  Total Net Assets$938,967,823
  # of Portfolio Holdings11
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.1%
Voya VACS Index Series S Portfolio	22.7%
Voya VACS Index Series I Portfolio	9.7%
Schwab U.S. TIPS ETF	9.6%
Voya Short Duration Bond Fund - Class R6	6.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Xtrackers USD High Yield Corporate Bond ETF	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series MC Portfolio	1.3%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	37.8%
Fixed Income	62.0%

Target Asset Allocations

Value	Value
US Large Blend	22.0%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	39.5%
High Yield	3.7%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISDAX

Voya Index Solution 2025 Portfolio

92914H575-SAR

Class I: ISDIX

Voya Index Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$2	0.04%

Fund Statistics

  Total Net Assets$938,967,823
  # of Portfolio Holdings11
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.1%
Voya VACS Index Series S Portfolio	22.7%
Voya VACS Index Series I Portfolio	9.7%
Schwab U.S. TIPS ETF	9.6%
Voya Short Duration Bond Fund - Class R6	6.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Xtrackers USD High Yield Corporate Bond ETF	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series MC Portfolio	1.3%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	37.8%
Fixed Income	62.0%

Target Asset Allocations

Value	Value
US Large Blend	22.0%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	39.5%
High Yield	3.7%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISDIX

Voya Index Solution 2025 Portfolio

92914H690-SAR

Class S: ISDSX

Voya Index Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$15	0.29%

Fund Statistics

  Total Net Assets$938,967,823
  # of Portfolio Holdings11
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.1%
Voya VACS Index Series S Portfolio	22.7%
Voya VACS Index Series I Portfolio	9.7%
Schwab U.S. TIPS ETF	9.6%
Voya Short Duration Bond Fund - Class R6	6.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Xtrackers USD High Yield Corporate Bond ETF	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series MC Portfolio	1.3%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	37.8%
Fixed Income	62.0%

Target Asset Allocations

Value	Value
US Large Blend	22.0%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	39.5%
High Yield	3.7%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISDSX

Voya Index Solution 2025 Portfolio

92914H633-SAR

Class S2: IXXVX

Voya Index Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$22	0.44%

Fund Statistics

  Total Net Assets$938,967,823
  # of Portfolio Holdings11
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.1%
Voya VACS Index Series S Portfolio	22.7%
Voya VACS Index Series I Portfolio	9.7%
Schwab U.S. TIPS ETF	9.6%
Voya Short Duration Bond Fund - Class R6	6.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Xtrackers USD High Yield Corporate Bond ETF	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series MC Portfolio	1.3%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	37.8%
Fixed Income	62.0%

Target Asset Allocations

Value	Value
US Large Blend	22.0%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	39.5%
High Yield	3.7%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IXXVX

Voya Index Solution 2025 Portfolio

92914L543-SAR

Class Z: VSZBX

Voya Index Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Fund Statistics

  Total Net Assets$938,967,823
  # of Portfolio Holdings11
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.1%
Voya VACS Index Series S Portfolio	22.7%
Voya VACS Index Series I Portfolio	9.7%
Schwab U.S. TIPS ETF	9.6%
Voya Short Duration Bond Fund - Class R6	6.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Xtrackers USD High Yield Corporate Bond ETF	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series MC Portfolio	1.3%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	37.8%
Fixed Income	62.0%

Target Asset Allocations

Value	Value
US Large Blend	22.0%
US Large Growth	1.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	39.5%
High Yield	3.7%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZBX

Voya Index Solution 2025 Portfolio

92914J514-SAR

Class ADV: IDXFX

Voya Index Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$29	0.56%

Fund Statistics

  Total Net Assets$968,355,790
  # of Portfolio Holdings12
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	36.3%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	14.8%
Voya U.S. Bond Index Portfolio - Class I	3.8%
Voya VACS Index Series MC Portfolio	3.5%
Voya VACS Index Series EM Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	38.7%
Equity	61.3%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IDXFX

Voya Index Solution 2030 Portfolio

92914J753-SAR

Class I: IDXGX

Voya Index Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$3	0.06%

Fund Statistics

  Total Net Assets$968,355,790
  # of Portfolio Holdings12
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	36.3%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	14.8%
Voya U.S. Bond Index Portfolio - Class I	3.8%
Voya VACS Index Series MC Portfolio	3.5%
Voya VACS Index Series EM Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	38.7%
Equity	61.3%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IDXGX

Voya Index Solution 2030 Portfolio

92914J761-SAR

Class S: IDXHX

Voya Index Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$16	0.31%

Fund Statistics

  Total Net Assets$968,355,790
  # of Portfolio Holdings12
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	36.3%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	14.8%
Voya U.S. Bond Index Portfolio - Class I	3.8%
Voya VACS Index Series MC Portfolio	3.5%
Voya VACS Index Series EM Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	38.7%
Equity	61.3%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IDXHX

Voya Index Solution 2030 Portfolio

92914J779-SAR

Class S2: IDXIX

Voya Index Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$24	0.46%

Fund Statistics

  Total Net Assets$968,355,790
  # of Portfolio Holdings12
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	36.3%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	14.8%
Voya U.S. Bond Index Portfolio - Class I	3.8%
Voya VACS Index Series MC Portfolio	3.5%
Voya VACS Index Series EM Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	38.7%
Equity	61.3%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IDXIX

Voya Index Solution 2030 Portfolio

92914J787-SAR

Class Z: VSZCX

Voya Index Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Fund Statistics

  Total Net Assets$968,355,790
  # of Portfolio Holdings12
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	36.3%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	25.1%
Voya VACS Index Series I Portfolio	14.8%
Voya U.S. Bond Index Portfolio - Class I	3.8%
Voya VACS Index Series MC Portfolio	3.5%
Voya VACS Index Series EM Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%
Voya VACS Index Series SC Portfolio	2.1%
Xtrackers USD High Yield Corporate Bond ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	38.7%
Equity	61.3%

Target Asset Allocations

Value	Value
US Large Blend	35.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZCX

Voya Index Solution 2030 Portfolio

92914J498-SAR

Class ADV: ISEAX

Voya Index Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$28	0.55%

Fund Statistics

  Total Net Assets$1,650,205,324
  # of Portfolio Holdings10
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	43.3%
Voya VACS Index Series I Portfolio	17.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	5.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series MC Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	27.8%
Equity	72.2%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISEAX

Voya Index Solution 2035 Portfolio

92914H583-SAR

Class I: ISEIX

Voya Index Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$3	0.05%

Fund Statistics

  Total Net Assets$1,650,205,324
  # of Portfolio Holdings10
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	43.3%
Voya VACS Index Series I Portfolio	17.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	5.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series MC Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	27.8%
Equity	72.2%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISEIX

Voya Index Solution 2035 Portfolio

92914H716-SAR

Class S: ISESX

Voya Index Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$15	0.30%

Fund Statistics

  Total Net Assets$1,650,205,324
  # of Portfolio Holdings10
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	43.3%
Voya VACS Index Series I Portfolio	17.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	5.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series MC Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	27.8%
Equity	72.2%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISESX

Voya Index Solution 2035 Portfolio

92914H641-SAR

Class S2: IXISX

Voya Index Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$23	0.45%

Fund Statistics

  Total Net Assets$1,650,205,324
  # of Portfolio Holdings10
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	43.3%
Voya VACS Index Series I Portfolio	17.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	5.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series MC Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	27.8%
Equity	72.2%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IXISX

Voya Index Solution 2035 Portfolio

92914L550-SAR

Class Z: VSZDX

Voya Index Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Fund Statistics

  Total Net Assets$1,650,205,324
  # of Portfolio Holdings10
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	43.3%
Voya VACS Index Series I Portfolio	17.8%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17.1%
Voya U.S. Bond Index Portfolio - Class I	5.8%
Voya VACS Index Series EM Portfolio	4.5%
Voya VACS Index Series MC Portfolio	3.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	27.8%
Equity	72.2%

Target Asset Allocations

Value	Value
US Large Blend	42.5%
US Large Growth	1.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZDX

Voya Index Solution 2035 Portfolio

92914J480-SAR

Class ADV: IDXKX

Voya Index Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$31	0.59%

Fund Statistics

  Total Net Assets$1,078,657,945
  # of Portfolio Holdings10
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	48.2%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya VACS Index Series MC Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.4%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.0%
Equity	82.8%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IDXKX

Voya Index Solution 2040 Portfolio

92914J811-SAR

Class I: IDXLX

Voya Index Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$5	0.09%

Fund Statistics

  Total Net Assets$1,078,657,945
  # of Portfolio Holdings10
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	48.2%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya VACS Index Series MC Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.4%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.0%
Equity	82.8%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IDXLX

Voya Index Solution 2040 Portfolio

92914J829-SAR

Class S: IDXMX

Voya Index Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$18	0.34%

Fund Statistics

  Total Net Assets$1,078,657,945
  # of Portfolio Holdings10
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	48.2%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya VACS Index Series MC Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.4%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.0%
Equity	82.8%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IDXMX

Voya Index Solution 2040 Portfolio

92914J837-SAR

Class S2: IDXNX

Voya Index Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$25	0.49%

Fund Statistics

  Total Net Assets$1,078,657,945
  # of Portfolio Holdings10
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	48.2%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya VACS Index Series MC Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.4%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.0%
Equity	82.8%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IDXNX

Voya Index Solution 2040 Portfolio

92914J845-SAR

Class Z: VSZEX

Voya Index Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Fund Statistics

  Total Net Assets$1,078,657,945
  # of Portfolio Holdings10
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	48.2%
Voya VACS Index Series I Portfolio	21.6%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	9.7%
Voya VACS Index Series EM Portfolio	5.5%
Voya VACS Index Series MC Portfolio	4.5%
Vanguard Long-Term Treasury ETF	3.0%
Voya U.S. Bond Index Portfolio - Class I	2.4%
Voya VACS Index Series SC Portfolio	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	17.0%
Equity	82.8%

Target Asset Allocations

Value	Value
US Large Blend	47.5%
US Large Growth	1.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZEX

Voya Index Solution 2040 Portfolio

92914J472-SAR

Class ADV: ISJAX

Voya Index Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$29	0.56%

Fund Statistics

  Total Net Assets$1,393,703,304
  # of Portfolio Holdings10
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	22.5%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.3%
Voya VACS Index Series SC Portfolio	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.2%
Equity	90.6%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISJAX

Voya Index Solution 2045 Portfolio

92914H591-SAR

Class I: ISJIX

Voya Index Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$3	0.06%

Fund Statistics

  Total Net Assets$1,393,703,304
  # of Portfolio Holdings10
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	22.5%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.3%
Voya VACS Index Series SC Portfolio	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.2%
Equity	90.6%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISJIX

Voya Index Solution 2045 Portfolio

92914H724-SAR

Class S: ISJSX

Voya Index Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$16	0.31%

Fund Statistics

  Total Net Assets$1,393,703,304
  # of Portfolio Holdings10
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	22.5%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.3%
Voya VACS Index Series SC Portfolio	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.2%
Equity	90.6%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISJSX

Voya Index Solution 2045 Portfolio

92914H666-SAR

Class S2: ISVLX

Voya Index Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$24	0.46%

Fund Statistics

  Total Net Assets$1,393,703,304
  # of Portfolio Holdings10
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	22.5%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.3%
Voya VACS Index Series SC Portfolio	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.2%
Equity	90.6%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISVLX

Voya Index Solution 2045 Portfolio

92914L568-SAR

Class Z: VSZFX

Voya Index Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Fund Statistics

  Total Net Assets$1,393,703,304
  # of Portfolio Holdings10
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	53.6%
Voya VACS Index Series I Portfolio	22.5%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4.3%
Voya VACS Index Series SC Portfolio	2.0%
Vanguard Long-Term Treasury ETF	2.0%
Xtrackers USD High Yield Corporate Bond ETF	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	9.2%
Equity	90.6%

Target Asset Allocations

Value	Value
US Large Blend	53.0%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZFX

Voya Index Solution 2045 Portfolio

92914J464-SAR

Class ADV: IDXPX

Voya Index Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$30	0.58%

Fund Statistics

  Total Net Assets$934,313,625
  # of Portfolio Holdings9
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.8%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IDXPX

Voya Index Solution 2050 Portfolio

92914J878-SAR

Class I: IDXQX

Voya Index Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$4	0.08%

Fund Statistics

  Total Net Assets$934,313,625
  # of Portfolio Holdings9
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.8%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IDXQX

Voya Index Solution 2050 Portfolio

92914J886-SAR

Class S: IDXRX

Voya Index Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$17	0.33%

Fund Statistics

  Total Net Assets$934,313,625
  # of Portfolio Holdings9
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.8%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IDXRX

Voya Index Solution 2050 Portfolio

92914J803-SAR

Class S2: IDXSX

Voya Index Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$25	0.48%

Fund Statistics

  Total Net Assets$934,313,625
  # of Portfolio Holdings9
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.8%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IDXSX

Voya Index Solution 2050 Portfolio

92914J704-SAR

Class Z: VSZGX

Voya Index Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Fund Statistics

  Total Net Assets$934,313,625
  # of Portfolio Holdings9
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.0%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2.8%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Fixed Income	4.8%
Equity	95.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZGX

Voya Index Solution 2050 Portfolio

92914J456-SAR

Class ADV: IISAX

Voya Index Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$30	0.58%

Fund Statistics

  Total Net Assets$938,158,705
  # of Portfolio Holdings9
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IISAX

Voya Index Solution 2055 Portfolio

92914L683-SAR

Class I: IISNX

Voya Index Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$4	0.08%

Fund Statistics

  Total Net Assets$938,158,705
  # of Portfolio Holdings9
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IISNX

Voya Index Solution 2055 Portfolio

92914L691-SAR

Class S: IISSX

Voya Index Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$17	0.33%

Fund Statistics

  Total Net Assets$938,158,705
  # of Portfolio Holdings9
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IISSX

Voya Index Solution 2055 Portfolio

92914L717-SAR

Class S2: IISTX

Voya Index Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$25	0.48%

Fund Statistics

  Total Net Assets$938,158,705
  # of Portfolio Holdings9
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IISTX

Voya Index Solution 2055 Portfolio

92914L725-SAR

Class Z: VSZHX

Voya Index Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Fund Statistics

  Total Net Assets$938,158,705
  # of Portfolio Holdings9
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZHX

Voya Index Solution 2055 Portfolio

92914J449-SAR

Class ADV: VPSAX

Voya Index Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$30	0.57%

Fund Statistics

  Total Net Assets$610,839,384
  # of Portfolio Holdings9
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VPSAX

Voya Index Solution 2060 Portfolio

92914L238-SAR

Class I: VISPX

Voya Index Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$4	0.07%

Fund Statistics

  Total Net Assets$610,839,384
  # of Portfolio Holdings9
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VISPX

Voya Index Solution 2060 Portfolio

92914L279-SAR

Class S: VPISX

Voya Index Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$17	0.32%

Fund Statistics

  Total Net Assets$610,839,384
  # of Portfolio Holdings9
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VPISX

Voya Index Solution 2060 Portfolio

92914L261-SAR

Class S2: VPSSX

Voya Index Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$24	0.47%

Fund Statistics

  Total Net Assets$610,839,384
  # of Portfolio Holdings9
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VPSSX

Voya Index Solution 2060 Portfolio

92914L253-SAR

Class Z: VSZIX

Voya Index Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Fund Statistics

  Total Net Assets$610,839,384
  # of Portfolio Holdings9
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	23.9%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.9%
Equity	96.0%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZIX

Voya Index Solution 2060 Portfolio

92914J431-SAR

Class ADV: VIQAX

Voya Index Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$31	0.60%

Fund Statistics

  Total Net Assets$182,814,687
  # of Portfolio Holdings9
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	24.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.4%
Equity	96.5%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VIQAX

Voya Index Solution 2065 Portfolio

92914J423-SAR

Class I: VIQIX

Voya Index Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$5	0.10%

Fund Statistics

  Total Net Assets$182,814,687
  # of Portfolio Holdings9
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	24.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.4%
Equity	96.5%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VIQIX

Voya Index Solution 2065 Portfolio

92914J415-SAR

Class S: VIQSX

Voya Index Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$18	0.35%

Fund Statistics

  Total Net Assets$182,814,687
  # of Portfolio Holdings9
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	24.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.4%
Equity	96.5%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VIQSX

Voya Index Solution 2065 Portfolio

92914J399-SAR

Class S2: VIQUX

Voya Index Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$26	0.50%

Fund Statistics

  Total Net Assets$182,814,687
  # of Portfolio Holdings9
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	24.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.4%
Equity	96.5%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VIQUX

Voya Index Solution 2065 Portfolio

92914J381-SAR

Class Z: VIQZX

Voya Index Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Fund Statistics

  Total Net Assets$182,814,687
  # of Portfolio Holdings9
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Index Series S Portfolio	56.1%
Voya VACS Index Series I Portfolio	24.4%
Voya VACS Index Series EM Portfolio	6.5%
Voya VACS Index Series MC Portfolio	5.5%
Voya VACS Index Series SC Portfolio	3.0%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.0%
Voya U.S. Bond Index Portfolio - Class I	1.0%
Vanguard Long-Term Treasury ETF	1.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	3.4%
Equity	96.5%

Target Asset Allocations

Value	Value
US Large Blend	55.5%
US Large Growth	1.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VIQZX

Voya Index Solution 2065 Portfolio

92914J373-SAR

Class ADV: ISKAX

Voya Index Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$27	0.53%

Fund Statistics

  Total Net Assets$567,983,070
  # of Portfolio Holdings12
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.8%
Voya VACS Index Series S Portfolio	22.2%
Schwab U.S. TIPS ETF	9.8%
Voya VACS Index Series I Portfolio	8.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.8%
Fixed Income	64.2%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	40.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISKAX

Voya Index Solution Income Portfolio

92914H559-SAR

Class I: ISKIX

Voya Index Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$2	0.03%

Fund Statistics

  Total Net Assets$567,983,070
  # of Portfolio Holdings12
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.8%
Voya VACS Index Series S Portfolio	22.2%
Schwab U.S. TIPS ETF	9.8%
Voya VACS Index Series I Portfolio	8.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.8%
Fixed Income	64.2%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	40.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISKIX

Voya Index Solution Income Portfolio

92914H674-SAR

Class S: ISKSX

Voya Index Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$14	0.28%

Fund Statistics

  Total Net Assets$567,983,070
  # of Portfolio Holdings12
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.8%
Voya VACS Index Series S Portfolio	22.2%
Schwab U.S. TIPS ETF	9.8%
Voya VACS Index Series I Portfolio	8.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.8%
Fixed Income	64.2%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	40.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISKSX

Voya Index Solution Income Portfolio

92914H617-SAR

Class S2: IIIPX

Voya Index Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$22	0.43%

Fund Statistics

  Total Net Assets$567,983,070
  # of Portfolio Holdings12
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.8%
Voya VACS Index Series S Portfolio	22.2%
Schwab U.S. TIPS ETF	9.8%
Voya VACS Index Series I Portfolio	8.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.8%
Fixed Income	64.2%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	40.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IIIPX

Voya Index Solution Income Portfolio

92914L576-SAR

Class Z: VSZJX

Voya Index Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Index Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class Z	$0	0.00%

Fund Statistics

  Total Net Assets$567,983,070
  # of Portfolio Holdings12
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WisdomTree Voya Yield Enhanced USD Universal Bond Fund	35.8%
Voya VACS Index Series S Portfolio	22.2%
Schwab U.S. TIPS ETF	9.8%
Voya VACS Index Series I Portfolio	8.5%
Voya Short Duration Bond Fund - Class R6	7.8%
Xtrackers USD High Yield Corporate Bond ETF	3.9%
Voya U.S. Bond Index Portfolio - Class I	3.7%
Voya VACS Index Series EM Portfolio	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	1.1%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	35.8%
Fixed Income	64.2%

Target Asset Allocations

Value	Value
US Large Blend	21.5%
US Large Growth	1.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	40.0%
High Yield	4.0%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class Z: VSZJX

Voya Index Solution Income Portfolio

92914J530-SAR

Class ADV: IFTAX

Voya International High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$70	1.25%

Fund Statistics

  Total Net Assets$332,848,334
  # of Portfolio Holdings161
  Portfolio Turnover Rate49%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

HSBC Holdings PLC	2.8%
iShares MSCI EAFE Value ETF	2.5%
Roche Holding AG	2.0%
Shell PLC	2.0%
Allianz SE	2.0%
Novartis AG	1.8%
Zurich Insurance Group AG	1.6%
British American Tobacco PLC	1.5%
Intesa Sanpaolo SpA	1.5%
BNP Paribas SA	1.5%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.8%
Countries-Other	11.3%
Hong Kong	2.9%
Norway	3.7%
Switzerland	4.0%
Italy	4.2%
Netherlands	5.6%
Germany	6.9%
Australia	7.5%
United States	8.6%
France	8.7%
United Kingdom	13.4%
Japan	20.4%

Sector Allocation

Value	Value
Financials	33.9%
Industrials	13.5%
Consumer Staples	9.4%
Health Care	9.0%
Communication Services	6.6%
Utilities	6.5%
Energy	6.4%
Materials	4.9%
Consumer Discretionary	3.3%
Real Estate	2.8%
Exchange-Traded Funds	2.5%
Information Technology	0.9%
Short-Term Investments	3.9%
Liabilities in Excess of Other Assets	(3.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IFTAX

Voya International High Dividend Low Volatility Portfolio

92914H484-SAR

Class I: IFTIX

Voya International High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$42	0.75%

Fund Statistics

  Total Net Assets$332,848,334
  # of Portfolio Holdings161
  Portfolio Turnover Rate49%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

HSBC Holdings PLC	2.8%
iShares MSCI EAFE Value ETF	2.5%
Roche Holding AG	2.0%
Shell PLC	2.0%
Allianz SE	2.0%
Novartis AG	1.8%
Zurich Insurance Group AG	1.6%
British American Tobacco PLC	1.5%
Intesa Sanpaolo SpA	1.5%
BNP Paribas SA	1.5%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.8%
Countries-Other	11.3%
Hong Kong	2.9%
Norway	3.7%
Switzerland	4.0%
Italy	4.2%
Netherlands	5.6%
Germany	6.9%
Australia	7.5%
United States	8.6%
France	8.7%
United Kingdom	13.4%
Japan	20.4%

Sector Allocation

Value	Value
Financials	33.9%
Industrials	13.5%
Consumer Staples	9.4%
Health Care	9.0%
Communication Services	6.6%
Utilities	6.5%
Energy	6.4%
Materials	4.9%
Consumer Discretionary	3.3%
Real Estate	2.8%
Exchange-Traded Funds	2.5%
Information Technology	0.9%
Short-Term Investments	3.9%
Liabilities in Excess of Other Assets	(3.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IFTIX

Voya International High Dividend Low Volatility Portfolio

92914H492-SAR

Class S: IFTSX

Voya International High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$56	1.00%

Fund Statistics

  Total Net Assets$332,848,334
  # of Portfolio Holdings161
  Portfolio Turnover Rate49%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

HSBC Holdings PLC	2.8%
iShares MSCI EAFE Value ETF	2.5%
Roche Holding AG	2.0%
Shell PLC	2.0%
Allianz SE	2.0%
Novartis AG	1.8%
Zurich Insurance Group AG	1.6%
British American Tobacco PLC	1.5%
Intesa Sanpaolo SpA	1.5%
BNP Paribas SA	1.5%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.8%
Countries-Other	11.3%
Hong Kong	2.9%
Norway	3.7%
Switzerland	4.0%
Italy	4.2%
Netherlands	5.6%
Germany	6.9%
Australia	7.5%
United States	8.6%
France	8.7%
United Kingdom	13.4%
Japan	20.4%

Sector Allocation

Value	Value
Financials	33.9%
Industrials	13.5%
Consumer Staples	9.4%
Health Care	9.0%
Communication Services	6.6%
Utilities	6.5%
Energy	6.4%
Materials	4.9%
Consumer Discretionary	3.3%
Real Estate	2.8%
Exchange-Traded Funds	2.5%
Information Technology	0.9%
Short-Term Investments	3.9%
Liabilities in Excess of Other Assets	(3.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IFTSX

Voya International High Dividend Low Volatility Portfolio

92914H518-SAR

Class S2: ITFEX

Voya International High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya International High Dividend Low Volatility Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$64	1.15%

Fund Statistics

  Total Net Assets$332,848,334
  # of Portfolio Holdings161
  Portfolio Turnover Rate49%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

HSBC Holdings PLC	2.8%
iShares MSCI EAFE Value ETF	2.5%
Roche Holding AG	2.0%
Shell PLC	2.0%
Allianz SE	2.0%
Novartis AG	1.8%
Zurich Insurance Group AG	1.6%
British American Tobacco PLC	1.5%
Intesa Sanpaolo SpA	1.5%
BNP Paribas SA	1.5%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.8%
Countries-Other	11.3%
Hong Kong	2.9%
Norway	3.7%
Switzerland	4.0%
Italy	4.2%
Netherlands	5.6%
Germany	6.9%
Australia	7.5%
United States	8.6%
France	8.7%
United Kingdom	13.4%
Japan	20.4%

Sector Allocation

Value	Value
Financials	33.9%
Industrials	13.5%
Consumer Staples	9.4%
Health Care	9.0%
Communication Services	6.6%
Utilities	6.5%
Energy	6.4%
Materials	4.9%
Consumer Discretionary	3.3%
Real Estate	2.8%
Exchange-Traded Funds	2.5%
Information Technology	0.9%
Short-Term Investments	3.9%
Liabilities in Excess of Other Assets	(3.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITFEX

Voya International High Dividend Low Volatility Portfolio

92914L485-SAR

Class ADV: ISZAX

Voya Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$41	0.80%

Fund Statistics

  Total Net Assets$377,131,614
  # of Portfolio Holdings17
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	9.5%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.4%
Voya U.S. Stock Index Portfolio - Class I	8.3%
Voya Short Duration Bond Fund - Class R6	6.8%
Voya Multi-Manager International Equity Fund - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya High Yield Bond Fund - Class R6	3.7%
Vanguard FTSE Developed Markets ETF	3.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	41.7%
Fixed Income	58.2%

Target Asset Allocations

Value	Value
US Large Blend	14.0%
US Large Growth	5.0%
US Large Value	4.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	38.0%
High Yield	3.7%
International Bonds	1.5%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISZAX

Voya Solution 2025 Portfolio

92914H880-SAR

Class I: ISZIX

Voya Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$15	0.30%

Fund Statistics

  Total Net Assets$377,131,614
  # of Portfolio Holdings17
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	9.5%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.4%
Voya U.S. Stock Index Portfolio - Class I	8.3%
Voya Short Duration Bond Fund - Class R6	6.8%
Voya Multi-Manager International Equity Fund - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya High Yield Bond Fund - Class R6	3.7%
Vanguard FTSE Developed Markets ETF	3.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	41.7%
Fixed Income	58.2%

Target Asset Allocations

Value	Value
US Large Blend	14.0%
US Large Growth	5.0%
US Large Value	4.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	38.0%
High Yield	3.7%
International Bonds	1.5%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISZIX

Voya Solution 2025 Portfolio

92914H708-SAR

Class S: ISZSX

Voya Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$28	0.55%

Fund Statistics

  Total Net Assets$377,131,614
  # of Portfolio Holdings17
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	9.5%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.4%
Voya U.S. Stock Index Portfolio - Class I	8.3%
Voya Short Duration Bond Fund - Class R6	6.8%
Voya Multi-Manager International Equity Fund - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya High Yield Bond Fund - Class R6	3.7%
Vanguard FTSE Developed Markets ETF	3.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	41.7%
Fixed Income	58.2%

Target Asset Allocations

Value	Value
US Large Blend	14.0%
US Large Growth	5.0%
US Large Value	4.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	38.0%
High Yield	3.7%
International Bonds	1.5%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISZSX

Voya Solution 2025 Portfolio

92914H807-SAR

Class S2: ISPBX

Voya Solution 2025 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2025 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$36	0.70%

Fund Statistics

  Total Net Assets$377,131,614
  # of Portfolio Holdings17
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	9.5%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.4%
Voya U.S. Stock Index Portfolio - Class I	8.3%
Voya Short Duration Bond Fund - Class R6	6.8%
Voya Multi-Manager International Equity Fund - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya High Yield Bond Fund - Class R6	3.7%
Vanguard FTSE Developed Markets ETF	3.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	41.7%
Fixed Income	58.2%

Target Asset Allocations

Value	Value
US Large Blend	14.0%
US Large Growth	5.0%
US Large Value	4.0%
US Mid Cap Blend	1.3%
International	9.8%
Emerging Markets	3.0%
Core Fixed Income	38.0%
High Yield	3.7%
International Bonds	1.5%
TIPS	9.7%
Short Duration	7.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISPBX

Voya Solution 2025 Portfolio

92914L592-SAR

Class ADV: ISNFX

Voya Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$38	0.75%

Fund Statistics

  Total Net Assets$66,076,061
  # of Portfolio Holdings20
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	19.9%
Voya Intermediate Bond Fund - Class R6	19.2%
Voya Multi-Manager International Equity Fund - Class I	10.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Vanguard FTSE Developed Markets ETF	4.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Target Asset Allocations

Value	Value
US Large Blend	25.5%
US Large Growth	6.0%
US Large Value	5.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISNFX

Voya Solution 2030 Portfolio

92914J852-SAR

Class I: ISNGX

Voya Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.25%

Fund Statistics

  Total Net Assets$66,076,061
  # of Portfolio Holdings20
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	19.9%
Voya Intermediate Bond Fund - Class R6	19.2%
Voya Multi-Manager International Equity Fund - Class I	10.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Vanguard FTSE Developed Markets ETF	4.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Target Asset Allocations

Value	Value
US Large Blend	25.5%
US Large Growth	6.0%
US Large Value	5.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISNGX

Voya Solution 2030 Portfolio

92914J746-SAR

Class S: ISNHX

Voya Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.50%

Fund Statistics

  Total Net Assets$66,076,061
  # of Portfolio Holdings20
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	19.9%
Voya Intermediate Bond Fund - Class R6	19.2%
Voya Multi-Manager International Equity Fund - Class I	10.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Vanguard FTSE Developed Markets ETF	4.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Target Asset Allocations

Value	Value
US Large Blend	25.5%
US Large Growth	6.0%
US Large Value	5.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISNHX

Voya Solution 2030 Portfolio

92914J639-SAR

Class S2: ISNIX

Voya Solution 2030 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2030 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$33	0.65%

Fund Statistics

  Total Net Assets$66,076,061
  # of Portfolio Holdings20
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	19.9%
Voya Intermediate Bond Fund - Class R6	19.2%
Voya Multi-Manager International Equity Fund - Class I	10.4%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.0%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Vanguard FTSE Developed Markets ETF	4.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	3.0%
Schwab U.S. TIPS ETF	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	34.9%
Equity	65.1%

Target Asset Allocations

Value	Value
US Large Blend	25.5%
US Large Growth	6.0%
US Large Value	5.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	15.0%
Emerging Markets	3.5%
Core Fixed Income	29.5%
High Yield	2.0%
TIPS	3.0%
Short Duration	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISNIX

Voya Solution 2030 Portfolio

92914J548-SAR

Class ADV: ISQAX

Voya Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$39	0.75%

Fund Statistics

  Total Net Assets$595,013,725
  # of Portfolio Holdings18
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	15.2%
Voya Multi-Manager International Equity Fund - Class I	12.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Vanguard FTSE Developed Markets ETF	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	24.1%
Equity	75.8%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	6.0%
US Large Value	5.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISQAX

Voya Solution 2035 Portfolio

92914H856-SAR

Class I: ISQIX

Voya Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.25%

Fund Statistics

  Total Net Assets$595,013,725
  # of Portfolio Holdings18
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	15.2%
Voya Multi-Manager International Equity Fund - Class I	12.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Vanguard FTSE Developed Markets ETF	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	24.1%
Equity	75.8%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	6.0%
US Large Value	5.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISQIX

Voya Solution 2035 Portfolio

92914H872-SAR

Class S: ISQSX

Voya Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.50%

Fund Statistics

  Total Net Assets$595,013,725
  # of Portfolio Holdings18
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	15.2%
Voya Multi-Manager International Equity Fund - Class I	12.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Vanguard FTSE Developed Markets ETF	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	24.1%
Equity	75.8%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	6.0%
US Large Value	5.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISQSX

Voya Solution 2035 Portfolio

92914H864-SAR

Class S2: ISPCX

Voya Solution 2035 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2035 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$33	0.65%

Fund Statistics

  Total Net Assets$595,013,725
  # of Portfolio Holdings18
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	27.0%
Voya Intermediate Bond Fund - Class R6	15.2%
Voya Multi-Manager International Equity Fund - Class I	12.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Vanguard FTSE Developed Markets ETF	4.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	4.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3.9%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3.1%
Voya Large Cap Value Portfolio - Class R6	3.0%
Vanguard Long-Term Treasury ETF	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	24.1%
Equity	75.8%

Target Asset Allocations

Value	Value
US Large Blend	32.5%
US Large Growth	6.0%
US Large Value	5.0%
US Mid Cap Blend	3.5%
US Small Cap	2.0%
International	18.0%
Emerging Markets	4.5%
Core Fixed Income	23.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISPCX

Voya Solution 2035 Portfolio

92914L618-SAR

Class ADV: ISNKX

Voya Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$37	0.72%

Fund Statistics

  Total Net Assets$57,505,216
  # of Portfolio Holdings18
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	29.4%
Voya Multi-Manager International Equity Fund - Class I	14.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.8%
Voya Intermediate Bond Fund - Class R6	6.3%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	14.0%
Equity	85.9%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISNKX

Voya Solution 2040 Portfolio

92914J563-SAR

Class I: ISNLX

Voya Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$11	0.22%

Fund Statistics

  Total Net Assets$57,505,216
  # of Portfolio Holdings18
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	29.4%
Voya Multi-Manager International Equity Fund - Class I	14.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.8%
Voya Intermediate Bond Fund - Class R6	6.3%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	14.0%
Equity	85.9%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISNLX

Voya Solution 2040 Portfolio

92914J571-SAR

Class S: ISNMX

Voya Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$24	0.47%

Fund Statistics

  Total Net Assets$57,505,216
  # of Portfolio Holdings18
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	29.4%
Voya Multi-Manager International Equity Fund - Class I	14.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.8%
Voya Intermediate Bond Fund - Class R6	6.3%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	14.0%
Equity	85.9%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISNMX

Voya Solution 2040 Portfolio

92914J589-SAR

Class S2: ISNNX

Voya Solution 2040 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2040 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$32	0.62%

Fund Statistics

  Total Net Assets$57,505,216
  # of Portfolio Holdings18
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	29.4%
Voya Multi-Manager International Equity Fund - Class I	14.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.8%
Voya Intermediate Bond Fund - Class R6	6.3%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	4.2%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	14.0%
Equity	85.9%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	4.5%
US Small Cap	2.0%
International	22.0%
Emerging Markets	5.5%
Core Fixed Income	12.5%
High Yield	2.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISNNX

Voya Solution 2040 Portfolio

92914J597-SAR

Class ADV: ISRAX

Voya Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$37	0.72%

Fund Statistics

  Total Net Assets$477,790,660
  # of Portfolio Holdings17
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	15.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.3%
Equity	93.6%

Target Asset Allocations

Value	Value
US Large Blend	39.0%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISRAX

Voya Solution 2045 Portfolio

92914H823-SAR

Class I: ISRIX

Voya Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$11	0.22%

Fund Statistics

  Total Net Assets$477,790,660
  # of Portfolio Holdings17
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	15.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.3%
Equity	93.6%

Target Asset Allocations

Value	Value
US Large Blend	39.0%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISRIX

Voya Solution 2045 Portfolio

92914H849-SAR

Class S: ISRSX

Voya Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$24	0.47%

Fund Statistics

  Total Net Assets$477,790,660
  # of Portfolio Holdings17
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	15.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.3%
Equity	93.6%

Target Asset Allocations

Value	Value
US Large Blend	39.0%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISRSX

Voya Solution 2045 Portfolio

92914H831-SAR

Class S2: ISPDX

Voya Solution 2045 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2045 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$32	0.62%

Fund Statistics

  Total Net Assets$477,790,660
  # of Portfolio Holdings17
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	34.9%
Voya Multi-Manager International Equity Fund - Class I	15.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.8%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	6.3%
Equity	93.6%

Target Asset Allocations

Value	Value
US Large Blend	39.0%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.0%
US Small Cap	2.0%
International	23.0%
Emerging Markets	6.5%
Core Fixed Income	5.5%
High Yield	2.0%
Long Govt Bonds	2.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISPDX

Voya Solution 2045 Portfolio

92914L626-SAR

Class ADV: ISNPX

Voya Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$38	0.74%

Fund Statistics

  Total Net Assets$47,951,355
  # of Portfolio Holdings16
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.7%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.0%
Equity	97.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISNPX

Voya Solution 2050 Portfolio

92914J621-SAR

Class I: ISNQX

Voya Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$12	0.24%

Fund Statistics

  Total Net Assets$47,951,355
  # of Portfolio Holdings16
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.7%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.0%
Equity	97.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISNQX

Voya Solution 2050 Portfolio

92914J647-SAR

Class S: ISNRX

Voya Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$25	0.49%

Fund Statistics

  Total Net Assets$47,951,355
  # of Portfolio Holdings16
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.7%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.0%
Equity	97.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISNRX

Voya Solution 2050 Portfolio

92914J654-SAR

Class S2: ISNSX

Voya Solution 2050 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2050 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$33	0.64%

Fund Statistics

  Total Net Assets$47,951,355
  # of Portfolio Holdings16
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	6.7%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	3.9%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	2.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	2.0%
Equity	97.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.0%
US Small Cap	3.0%
International	24.0%
Emerging Markets	6.5%
Core Fixed Income	4.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISNSX

Voya Solution 2050 Portfolio

92914J662-SAR

Class ADV: IASPX

Voya Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$39	0.76%

Fund Statistics

  Total Net Assets$180,198,788
  # of Portfolio Holdings15
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IASPX

Voya Solution 2055 Portfolio

92914L741-SAR

Class I: IISPX

Voya Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.26%

Fund Statistics

  Total Net Assets$180,198,788
  # of Portfolio Holdings15
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IISPX

Voya Solution 2055 Portfolio

92914L758-SAR

Class S: ISSPX

Voya Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.51%

Fund Statistics

  Total Net Assets$180,198,788
  # of Portfolio Holdings15
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISSPX

Voya Solution 2055 Portfolio

92914L766-SAR

Class S2: ITSPX

Voya Solution 2055 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2055 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.66%

Fund Statistics

  Total Net Assets$180,198,788
  # of Portfolio Holdings15
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.3%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITSPX

Voya Solution 2055 Portfolio

92914L774-SAR

Class ADV: VSPAX

Voya Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$39	0.75%

Fund Statistics

  Total Net Assets$37,048,999
  # of Portfolio Holdings15
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VSPAX

Voya Solution 2060 Portfolio

92914L337-SAR

Class I: VSIPX

Voya Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.25%

Fund Statistics

  Total Net Assets$37,048,999
  # of Portfolio Holdings15
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VSIPX

Voya Solution 2060 Portfolio

92914L329-SAR

Class S: VSPSX

Voya Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.50%

Fund Statistics

  Total Net Assets$37,048,999
  # of Portfolio Holdings15
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VSPSX

Voya Solution 2060 Portfolio

92914L311-SAR

Class S2: VSSPX

Voya Solution 2060 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2060 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.65%

Fund Statistics

  Total Net Assets$37,048,999
  # of Portfolio Holdings15
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	1.0%
Equity	98.9%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	24.5%
Emerging Markets	6.5%
Core Fixed Income	3.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VSSPX

Voya Solution 2060 Portfolio

92914L295-SAR

Class ADV: VSAQX

Voya Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$39	0.75%

Fund Statistics

  Total Net Assets$24,365,280
  # of Portfolio Holdings15
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	17.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	0.5%
Equity	99.4%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VSAQX

Voya Solution 2065 Portfolio

92914L154-SAR

Class I: VSQIX

Voya Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.25%

Fund Statistics

  Total Net Assets$24,365,280
  # of Portfolio Holdings15
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	17.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	0.5%
Equity	99.4%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: VSQIX

Voya Solution 2065 Portfolio

92914L147-SAR

Class S: VSSQX

Voya Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.50%

Fund Statistics

  Total Net Assets$24,365,280
  # of Portfolio Holdings15
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	17.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	0.5%
Equity	99.4%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: VSSQX

Voya Solution 2065 Portfolio

92914L139-SAR

Class S2: VSQUX

Voya Solution 2065 Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution 2065 Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.65%

Fund Statistics

  Total Net Assets$24,365,280
  # of Portfolio Holdings15
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	37.4%
Voya Multi-Manager International Equity Fund - Class I	17.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Vanguard FTSE Developed Markets ETF	7.2%
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5.2%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.1%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya Multi-Manager Mid Cap Value Fund - Class I	3.1%
VY® T. Rowe Price Growth Equity Portfolio - Class I	3.1%
VY® Invesco Comstock Portfolio - Class I	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Fixed Income	0.5%
Equity	99.4%

Target Asset Allocations

Value	Value
US Large Blend	41.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	5.5%
US Small Cap	3.0%
International	25.0%
Emerging Markets	6.5%
Core Fixed Income	2.5%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: VSQUX

Voya Solution 2065 Portfolio

92914L121-SAR

Class ADV: IAVAX

Voya Solution Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$37	0.73%

Fund Statistics

  Total Net Assets$197,984,052
  # of Portfolio Holdings14
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	36.3%
Voya Multi-Manager International Equity Fund - Class I	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.1%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.9%
Voya Large-Cap Growth Fund - Class R6	4.1%
Voya Small Company Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	10.0%
US Large Value	9.0%
US Mid Cap Blend	10.0%
US Small Cap	6.5%
International	14.5%
Emerging Markets	3.5%
Core Fixed Income	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IAVAX

Voya Solution Aggressive Portfolio

92914L600-SAR

Class I: IAVIX

Voya Solution Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$12	0.23%

Fund Statistics

  Total Net Assets$197,984,052
  # of Portfolio Holdings14
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	36.3%
Voya Multi-Manager International Equity Fund - Class I	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.1%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.9%
Voya Large-Cap Growth Fund - Class R6	4.1%
Voya Small Company Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	10.0%
US Large Value	9.0%
US Mid Cap Blend	10.0%
US Small Cap	6.5%
International	14.5%
Emerging Markets	3.5%
Core Fixed Income	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IAVIX

Voya Solution Aggressive Portfolio

92914L501-SAR

Class R6: VYRMX

Voya Solution Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$11	0.22%

Fund Statistics

  Total Net Assets$197,984,052
  # of Portfolio Holdings14
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	36.3%
Voya Multi-Manager International Equity Fund - Class I	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.1%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.9%
Voya Large-Cap Growth Fund - Class R6	4.1%
Voya Small Company Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	10.0%
US Large Value	9.0%
US Mid Cap Blend	10.0%
US Small Cap	6.5%
International	14.5%
Emerging Markets	3.5%
Core Fixed Income	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRMX

Voya Solution Aggressive Portfolio

92914L220-SAR

Class S: IAVSX

Voya Solution Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$25	0.48%

Fund Statistics

  Total Net Assets$197,984,052
  # of Portfolio Holdings14
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	36.3%
Voya Multi-Manager International Equity Fund - Class I	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.1%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.9%
Voya Large-Cap Growth Fund - Class R6	4.1%
Voya Small Company Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	10.0%
US Large Value	9.0%
US Mid Cap Blend	10.0%
US Small Cap	6.5%
International	14.5%
Emerging Markets	3.5%
Core Fixed Income	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IAVSX

Voya Solution Aggressive Portfolio

92914L402-SAR

Class S2: IAVTX

Voya Solution Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$32	0.63%

Fund Statistics

  Total Net Assets$197,984,052
  # of Portfolio Holdings14
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	36.3%
Voya Multi-Manager International Equity Fund - Class I	10.2%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	7.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	6.2%
Voya Large Cap Value Portfolio - Class R6	5.9%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.1%
Voya Multi-Manager Mid Cap Value Fund - Class I	4.9%
Voya Large-Cap Growth Fund - Class R6	4.1%
Voya Small Company Fund - Class R6	4.0%
Voya International Index Portfolio - Class I	3.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	2.9%
Equity	97.1%

Target Asset Allocations

Value	Value
US Large Blend	40.5%
US Large Growth	10.0%
US Large Value	9.0%
US Mid Cap Blend	10.0%
US Small Cap	6.5%
International	14.5%
Emerging Markets	3.5%
Core Fixed Income	6.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IAVTX

Voya Solution Aggressive Portfolio

92914L303-SAR

Class ADV: ISGAX

Voya Solution Balanced Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$39	0.77%

Fund Statistics

  Total Net Assets$189,799,543
  # of Portfolio Holdings15
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Intermediate Bond Fund - Class R6	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya MidCap Opportunities Portfolio - Class R6	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.3%
Equity	68.7%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	27.0%
Short Duration	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISGAX

Voya Solution Balanced Portfolio

92914L386-SAR

Class I: ISGJX

Voya Solution Balanced Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.27%

Fund Statistics

  Total Net Assets$189,799,543
  # of Portfolio Holdings15
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Intermediate Bond Fund - Class R6	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya MidCap Opportunities Portfolio - Class R6	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.3%
Equity	68.7%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	27.0%
Short Duration	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISGJX

Voya Solution Balanced Portfolio

92914L378-SAR

Class R6: VYRLX

Voya Solution Balanced Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$11	0.21%

Fund Statistics

  Total Net Assets$189,799,543
  # of Portfolio Holdings15
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Intermediate Bond Fund - Class R6	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya MidCap Opportunities Portfolio - Class R6	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.3%
Equity	68.7%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	27.0%
Short Duration	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRLX

Voya Solution Balanced Portfolio

92914L212-SAR

Class S: ISGKX

Voya Solution Balanced Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$27	0.52%

Fund Statistics

  Total Net Assets$189,799,543
  # of Portfolio Holdings15
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Intermediate Bond Fund - Class R6	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya MidCap Opportunities Portfolio - Class R6	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.3%
Equity	68.7%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	27.0%
Short Duration	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISGKX

Voya Solution Balanced Portfolio

92914L360-SAR

Class S2: ISGTX

Voya Solution Balanced Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Balanced Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.67%

Fund Statistics

  Total Net Assets$189,799,543
  # of Portfolio Holdings15
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.0%
Voya Intermediate Bond Fund - Class R6	16.7%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Short Duration Bond Fund - Class R6	8.7%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	5.9%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	3.1%
Voya MidCap Opportunities Portfolio - Class R6	3.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	31.3%
Equity	68.7%

Target Asset Allocations

Value	Value
US Large Blend	33.5%
US Large Growth	8.0%
US Large Value	7.0%
US Mid Cap Blend	6.0%
US Small Cap	2.0%
International	5.5%
Emerging Markets	2.0%
Core Fixed Income	27.0%
Short Duration	9.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISGTX

Voya Solution Balanced Portfolio

92914L808-SAR

Class ADV: ICGAX

Voya Solution Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$38	0.76%

Fund Statistics

  Total Net Assets$98,587,621
  # of Portfolio Holdings14
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.4%
Voya Short Duration Bond Fund - Class R6	20.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya U.S. Stock Index Portfolio - Class I	6.7%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.9%
Voya Large-Cap Growth Fund - Class R6	3.2%
Voya Large Cap Value Portfolio - Class R6	3.1%
Voya Multi-Manager International Equity Fund - Class I	2.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	29.7%
Fixed Income	70.2%

Target Asset Allocations

Value	Value
US Large Blend	12.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	4.0%
International	2.5%
Core Fixed Income	39.5%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	21.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ICGAX

Voya Solution Conservative Portfolio

92914L840-SAR

Class I: ICGIX

Voya Solution Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$13	0.26%

Fund Statistics

  Total Net Assets$98,587,621
  # of Portfolio Holdings14
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.4%
Voya Short Duration Bond Fund - Class R6	20.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya U.S. Stock Index Portfolio - Class I	6.7%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.9%
Voya Large-Cap Growth Fund - Class R6	3.2%
Voya Large Cap Value Portfolio - Class R6	3.1%
Voya Multi-Manager International Equity Fund - Class I	2.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	29.7%
Fixed Income	70.2%

Target Asset Allocations

Value	Value
US Large Blend	12.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	4.0%
International	2.5%
Core Fixed Income	39.5%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	21.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ICGIX

Voya Solution Conservative Portfolio

92914L857-SAR

Class R6: VYRPX

Voya Solution Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$12	0.24%

Fund Statistics

  Total Net Assets$98,587,621
  # of Portfolio Holdings14
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.4%
Voya Short Duration Bond Fund - Class R6	20.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya U.S. Stock Index Portfolio - Class I	6.7%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.9%
Voya Large-Cap Growth Fund - Class R6	3.2%
Voya Large Cap Value Portfolio - Class R6	3.1%
Voya Multi-Manager International Equity Fund - Class I	2.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	29.7%
Fixed Income	70.2%

Target Asset Allocations

Value	Value
US Large Blend	12.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	4.0%
International	2.5%
Core Fixed Income	39.5%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	21.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRPX

Voya Solution Conservative Portfolio

92914L196-SAR

Class S: ICGSX

Voya Solution Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$26	0.51%

Fund Statistics

  Total Net Assets$98,587,621
  # of Portfolio Holdings14
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.4%
Voya Short Duration Bond Fund - Class R6	20.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya U.S. Stock Index Portfolio - Class I	6.7%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.9%
Voya Large-Cap Growth Fund - Class R6	3.2%
Voya Large Cap Value Portfolio - Class R6	3.1%
Voya Multi-Manager International Equity Fund - Class I	2.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	29.7%
Fixed Income	70.2%

Target Asset Allocations

Value	Value
US Large Blend	12.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	4.0%
International	2.5%
Core Fixed Income	39.5%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	21.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ICGSX

Voya Solution Conservative Portfolio

92914L873-SAR

Class S2: ICGTX

Voya Solution Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Conservative Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$33	0.66%

Fund Statistics

  Total Net Assets$98,587,621
  # of Portfolio Holdings14
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.4%
Voya Short Duration Bond Fund - Class R6	20.6%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya U.S. Stock Index Portfolio - Class I	6.7%
Voya High Yield Bond Fund - Class R6	6.0%
Schwab U.S. TIPS ETF	4.9%
Voya Large-Cap Growth Fund - Class R6	3.2%
Voya Large Cap Value Portfolio - Class R6	3.1%
Voya Multi-Manager International Equity Fund - Class I	2.5%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.1%
Equity	29.7%
Fixed Income	70.2%

Target Asset Allocations

Value	Value
US Large Blend	12.5%
US Large Growth	3.0%
US Large Value	3.0%
US Mid Cap Blend	4.0%
International	2.5%
Core Fixed Income	39.5%
High Yield	6.0%
International Bonds	2.5%
TIPS	5.0%
Short Duration	21.0%
Long Govt Bonds	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ICGTX

Voya Solution Conservative Portfolio

92914L881-SAR

Class ADV: ISWAX

Voya Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$39	0.77%

Fund Statistics

  Total Net Assets$149,511,005
  # of Portfolio Holdings17
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	9.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya Short Duration Bond Fund - Class R6	7.8%
Voya U.S. Stock Index Portfolio - Class I	7.7%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.2%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	39.6%
Fixed Income	60.2%

Target Asset Allocations

Value	Value
US Large Blend	13.5%
US Large Growth	5.0%
US Large Value	4.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	38.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISWAX

Voya Solution Income Portfolio

92914H302-SAR

Class I: ISWIX

Voya Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$14	0.27%

Fund Statistics

  Total Net Assets$149,511,005
  # of Portfolio Holdings17
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	9.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya Short Duration Bond Fund - Class R6	7.8%
Voya U.S. Stock Index Portfolio - Class I	7.7%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.2%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	39.6%
Fixed Income	60.2%

Target Asset Allocations

Value	Value
US Large Blend	13.5%
US Large Growth	5.0%
US Large Value	4.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	38.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISWIX

Voya Solution Income Portfolio

92914H104-SAR

Class S: ISWSX

Voya Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$27	0.52%

Fund Statistics

  Total Net Assets$149,511,005
  # of Portfolio Holdings17
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	9.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya Short Duration Bond Fund - Class R6	7.8%
Voya U.S. Stock Index Portfolio - Class I	7.7%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.2%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	39.6%
Fixed Income	60.2%

Target Asset Allocations

Value	Value
US Large Blend	13.5%
US Large Growth	5.0%
US Large Value	4.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	38.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISWSX

Voya Solution Income Portfolio

92914H203-SAR

Class S2: IJKBX

Voya Solution Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$34	0.67%

Fund Statistics

  Total Net Assets$149,511,005
  # of Portfolio Holdings17
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Intermediate Bond Fund - Class R6	26.3%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	10.1%
Schwab U.S. TIPS ETF	9.8%
VY® BrandywineGLOBAL - Bond Portfolio - Class I	8.9%
Voya Short Duration Bond Fund - Class R6	7.8%
Voya U.S. Stock Index Portfolio - Class I	7.7%
Voya Multi-Manager International Equity Fund - Class I	5.4%
Voya Large Cap Value Portfolio - Class R6	4.0%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.2%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.2%
Equity	39.6%
Fixed Income	60.2%

Target Asset Allocations

Value	Value
US Large Blend	13.5%
US Large Growth	5.0%
US Large Value	4.0%
US Mid Cap Blend	1.0%
International	8.5%
Emerging Markets	3.0%
Core Fixed Income	38.5%
High Yield	4.0%
International Bonds	1.5%
TIPS	10.0%
Short Duration	8.0%
Long Govt Bonds	3.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IJKBX

Voya Solution Income Portfolio

92914L634-SAR

Class ADV: IAGAX

Voya Solution Moderately Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$37	0.72%

Fund Statistics

  Total Net Assets$463,083,820
  # of Portfolio Holdings16
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	7.8%
Voya Multi-Manager International Equity Fund - Class I	7.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.6%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	4.2%
Voya International Index Portfolio - Class I	3.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Large Growth	9.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	11.5%
Emerging Markets	2.5%
Core Fixed Income	15.0%
Short Duration	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IAGAX

Voya Solution Moderately Aggressive Portfolio

92914L790-SAR

Class I: IAGIX

Voya Solution Moderately Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$11	0.22%

Fund Statistics

  Total Net Assets$463,083,820
  # of Portfolio Holdings16
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	7.8%
Voya Multi-Manager International Equity Fund - Class I	7.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.6%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	4.2%
Voya International Index Portfolio - Class I	3.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Large Growth	9.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	11.5%
Emerging Markets	2.5%
Core Fixed Income	15.0%
Short Duration	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IAGIX

Voya Solution Moderately Aggressive Portfolio

92914L816-SAR

Class R6: VYROX

Voya Solution Moderately Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$11	0.21%

Fund Statistics

  Total Net Assets$463,083,820
  # of Portfolio Holdings16
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	7.8%
Voya Multi-Manager International Equity Fund - Class I	7.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.6%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	4.2%
Voya International Index Portfolio - Class I	3.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Large Growth	9.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	11.5%
Emerging Markets	2.5%
Core Fixed Income	15.0%
Short Duration	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYROX

Voya Solution Moderately Aggressive Portfolio

92914L188-SAR

Class S: IAGSX

Voya Solution Moderately Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$24	0.47%

Fund Statistics

  Total Net Assets$463,083,820
  # of Portfolio Holdings16
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	7.8%
Voya Multi-Manager International Equity Fund - Class I	7.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.6%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	4.2%
Voya International Index Portfolio - Class I	3.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Large Growth	9.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	11.5%
Emerging Markets	2.5%
Core Fixed Income	15.0%
Short Duration	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IAGSX

Voya Solution Moderately Aggressive Portfolio

92914L824-SAR

Class S2: IAGTX

Voya Solution Moderately Aggressive Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Solution Moderately Aggressive Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$32	0.62%

Fund Statistics

  Total Net Assets$463,083,820
  # of Portfolio Holdings16
  Portfolio Turnover Rate16%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	28.9%
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9.9%
Voya Intermediate Bond Fund - Class R6	7.8%
Voya Multi-Manager International Equity Fund - Class I	7.3%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5.6%
Voya Multi-Manager Mid Cap Value Fund - Class I	5.4%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.2%
Voya Large Cap Value Portfolio - Class R6	5.0%
Voya Large-Cap Growth Fund - Class R6	4.2%
Voya International Index Portfolio - Class I	3.9%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Fixed Income	14.5%
Equity	85.5%

Target Asset Allocations

Value	Value
US Large Blend	34.5%
US Large Growth	9.0%
US Large Value	8.0%
US Mid Cap Blend	11.0%
US Small Cap	4.5%
International	11.5%
Emerging Markets	2.5%
Core Fixed Income	15.0%
Short Duration	4.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IAGTX

Voya Solution Moderately Aggressive Portfolio

92914L832-SAR

Class ADV: IASAX

VY® American Century Small-Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$67	1.35%

Fund Statistics

  Total Net Assets$279,856,834
  # of Portfolio Holdings217
  Portfolio Turnover Rate34%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	1.9%
Graphic Packaging Holding Co.	1.7%
Enterprise Products Partners L.P.	1.5%
Henry Schein, Inc.	1.4%
US Bancorp	1.4%
Truist Financial Corp.	1.4%
Willis Towers Watson PLC	1.3%
Timken Co.	1.3%
Northern Trust Corp.	1.3%
Labcorp Holdings, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	2.9%
Preferred Stock	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	22.5%
Industrials	17.4%
Health Care	12.0%
Consumer Staples	8.3%
Real Estate	8.3%
Energy	7.0%
Utilities	5.7%
Information Technology	5.6%
Consumer Discretionary	5.5%
Materials	5.3%
Communication Services	1.3%
Short-Term Investments	2.9%
Liabilities in Excess of Other Assets	(1.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IASAX

VY® American Century Small-Mid Cap Value Portfolio

92914K578-SAR

Class I: IACIX

VY® American Century Small-Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$42	0.85%

Fund Statistics

  Total Net Assets$279,856,834
  # of Portfolio Holdings217
  Portfolio Turnover Rate34%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	1.9%
Graphic Packaging Holding Co.	1.7%
Enterprise Products Partners L.P.	1.5%
Henry Schein, Inc.	1.4%
US Bancorp	1.4%
Truist Financial Corp.	1.4%
Willis Towers Watson PLC	1.3%
Timken Co.	1.3%
Northern Trust Corp.	1.3%
Labcorp Holdings, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	2.9%
Preferred Stock	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	22.5%
Industrials	17.4%
Health Care	12.0%
Consumer Staples	8.3%
Real Estate	8.3%
Energy	7.0%
Utilities	5.7%
Information Technology	5.6%
Consumer Discretionary	5.5%
Materials	5.3%
Communication Services	1.3%
Short-Term Investments	2.9%
Liabilities in Excess of Other Assets	(1.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IACIX

VY® American Century Small-Mid Cap Value Portfolio

92914K552-SAR

Class S: IASSX

VY® American Century Small-Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$54	1.10%

Fund Statistics

  Total Net Assets$279,856,834
  # of Portfolio Holdings217
  Portfolio Turnover Rate34%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	1.9%
Graphic Packaging Holding Co.	1.7%
Enterprise Products Partners L.P.	1.5%
Henry Schein, Inc.	1.4%
US Bancorp	1.4%
Truist Financial Corp.	1.4%
Willis Towers Watson PLC	1.3%
Timken Co.	1.3%
Northern Trust Corp.	1.3%
Labcorp Holdings, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	2.9%
Preferred Stock	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	22.5%
Industrials	17.4%
Health Care	12.0%
Consumer Staples	8.3%
Real Estate	8.3%
Energy	7.0%
Utilities	5.7%
Information Technology	5.6%
Consumer Discretionary	5.5%
Materials	5.3%
Communication Services	1.3%
Short-Term Investments	2.9%
Liabilities in Excess of Other Assets	(1.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IASSX

VY® American Century Small-Mid Cap Value Portfolio

92914K560-SAR

Class S2: ISMSX

VY® American Century Small-Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® American Century Small-Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$62	1.25%

Fund Statistics

  Total Net Assets$279,856,834
  # of Portfolio Holdings217
  Portfolio Turnover Rate34%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Zimmer Biomet Holdings, Inc.	1.9%
Graphic Packaging Holding Co.	1.7%
Enterprise Products Partners L.P.	1.5%
Henry Schein, Inc.	1.4%
US Bancorp	1.4%
Truist Financial Corp.	1.4%
Willis Towers Watson PLC	1.3%
Timken Co.	1.3%
Northern Trust Corp.	1.3%
Labcorp Holdings, Inc.	1.2%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	2.9%
Preferred Stock	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	22.5%
Industrials	17.4%
Health Care	12.0%
Consumer Staples	8.3%
Real Estate	8.3%
Energy	7.0%
Utilities	5.7%
Information Technology	5.6%
Consumer Discretionary	5.5%
Materials	5.3%
Communication Services	1.3%
Short-Term Investments	2.9%
Liabilities in Excess of Other Assets	(1.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISMSX

VY® American Century Small-Mid Cap Value Portfolio

92914L428-SAR

Class ADV: IBSAX

VY® Baron Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$73	1.49%

Fund Statistics

  Total Net Assets$384,771,355
  # of Portfolio Holdings41
  Portfolio Turnover Rate7%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	9.8%
Gartner, Inc.	8.3%
CoStar Group, Inc.	7.0%
Kinsale Capital Group, Inc.	7.0%
Arch Capital Group Ltd.	6.5%
Primerica, Inc.	5.8%
Guidewire Software, Inc.	5.5%
Vail Resorts, Inc.	5.4%
Choice Hotels International, Inc.	5.0%
IDEXX Laboratories, Inc.	4.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.3%
Common Stock	99.5%

Sector Allocation

Value	Value
Financials	41.2%
Information Technology	19.1%
Consumer Discretionary	15.3%
Health Care	9.6%
Real Estate	8.0%
Industrials	5.2%
Communication Services	1.1%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IBSAX

VY® Baron Growth Portfolio

92914K610-SAR

Class I: IBGIX

VY® Baron Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$48	0.99%

Fund Statistics

  Total Net Assets$384,771,355
  # of Portfolio Holdings41
  Portfolio Turnover Rate7%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	9.8%
Gartner, Inc.	8.3%
CoStar Group, Inc.	7.0%
Kinsale Capital Group, Inc.	7.0%
Arch Capital Group Ltd.	6.5%
Primerica, Inc.	5.8%
Guidewire Software, Inc.	5.5%
Vail Resorts, Inc.	5.4%
Choice Hotels International, Inc.	5.0%
IDEXX Laboratories, Inc.	4.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.3%
Common Stock	99.5%

Sector Allocation

Value	Value
Financials	41.2%
Information Technology	19.1%
Consumer Discretionary	15.3%
Health Care	9.6%
Real Estate	8.0%
Industrials	5.2%
Communication Services	1.1%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IBGIX

VY® Baron Growth Portfolio

92914K586-SAR

Class R6: VYRBX

VY® Baron Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$48	0.99%

Fund Statistics

  Total Net Assets$384,771,355
  # of Portfolio Holdings41
  Portfolio Turnover Rate7%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	9.8%
Gartner, Inc.	8.3%
CoStar Group, Inc.	7.0%
Kinsale Capital Group, Inc.	7.0%
Arch Capital Group Ltd.	6.5%
Primerica, Inc.	5.8%
Guidewire Software, Inc.	5.5%
Vail Resorts, Inc.	5.4%
Choice Hotels International, Inc.	5.0%
IDEXX Laboratories, Inc.	4.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.3%
Common Stock	99.5%

Sector Allocation

Value	Value
Financials	41.2%
Information Technology	19.1%
Consumer Discretionary	15.3%
Health Care	9.6%
Real Estate	8.0%
Industrials	5.2%
Communication Services	1.1%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRBX

VY® Baron Growth Portfolio

92915V102-SAR

Class S: IBSSX

VY® Baron Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$60	1.24%

Fund Statistics

  Total Net Assets$384,771,355
  # of Portfolio Holdings41
  Portfolio Turnover Rate7%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	9.8%
Gartner, Inc.	8.3%
CoStar Group, Inc.	7.0%
Kinsale Capital Group, Inc.	7.0%
Arch Capital Group Ltd.	6.5%
Primerica, Inc.	5.8%
Guidewire Software, Inc.	5.5%
Vail Resorts, Inc.	5.4%
Choice Hotels International, Inc.	5.0%
IDEXX Laboratories, Inc.	4.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.3%
Common Stock	99.5%

Sector Allocation

Value	Value
Financials	41.2%
Information Technology	19.1%
Consumer Discretionary	15.3%
Health Care	9.6%
Real Estate	8.0%
Industrials	5.2%
Communication Services	1.1%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IBSSX

VY® Baron Growth Portfolio

92914K594-SAR

Class S2: IBCGX

VY® Baron Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Baron Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$68	1.39%

Fund Statistics

  Total Net Assets$384,771,355
  # of Portfolio Holdings41
  Portfolio Turnover Rate7%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

MSCI, Inc.	9.8%
Gartner, Inc.	8.3%
CoStar Group, Inc.	7.0%
Kinsale Capital Group, Inc.	7.0%
Arch Capital Group Ltd.	6.5%
Primerica, Inc.	5.8%
Guidewire Software, Inc.	5.5%
Vail Resorts, Inc.	5.4%
Choice Hotels International, Inc.	5.0%
IDEXX Laboratories, Inc.	4.2%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.2%
Short-Term Investments	0.3%
Common Stock	99.5%

Sector Allocation

Value	Value
Financials	41.2%
Information Technology	19.1%
Consumer Discretionary	15.3%
Health Care	9.6%
Real Estate	8.0%
Industrials	5.2%
Communication Services	1.1%
Short-Term Investments	0.3%
Assets in Excess of Other Liabilities	0.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IBCGX

VY® Baron Growth Portfolio

92914L410-SAR

Class ADV: ISBAX

VY® Columbia Contrarian Core Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$61	1.20%

Fund Statistics

  Total Net Assets$76,421,025
  # of Portfolio Holdings79
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	8.8%
NVIDIA Corp.	8.2%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc. - Class A	3.5%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc. - Class A	2.3%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.0%
Alphabet, Inc. - Class C	2.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.5%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	33.1%
Financials	15.7%
Communication Services	13.5%
Health Care	10.2%
Industrials	9.4%
Consumer Discretionary	7.9%
Energy	2.8%
Consumer Staples	2.7%
Utilities	1.8%
Real Estate	1.0%
Materials	0.9%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ISBAX

VY® Columbia Contrarian Core Portfolio

92914K735-SAR

Class I: ISFIX

VY® Columbia Contrarian Core Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$36	0.70%

Fund Statistics

  Total Net Assets$76,421,025
  # of Portfolio Holdings79
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	8.8%
NVIDIA Corp.	8.2%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc. - Class A	3.5%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc. - Class A	2.3%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.0%
Alphabet, Inc. - Class C	2.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.5%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	33.1%
Financials	15.7%
Communication Services	13.5%
Health Care	10.2%
Industrials	9.4%
Consumer Discretionary	7.9%
Energy	2.8%
Consumer Staples	2.7%
Utilities	1.8%
Real Estate	1.0%
Materials	0.9%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ISFIX

VY® Columbia Contrarian Core Portfolio

92914K750-SAR

Class S: ISCSX

VY® Columbia Contrarian Core Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Columbia Contrarian Core Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$49	0.95%

Fund Statistics

  Total Net Assets$76,421,025
  # of Portfolio Holdings79
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	8.8%
NVIDIA Corp.	8.2%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc. - Class A	3.5%
JPMorgan Chase & Co.	2.4%
Alphabet, Inc. - Class A	2.3%
Broadcom, Inc.	2.2%
Bank of America Corp.	2.0%
Alphabet, Inc. - Class C	2.0%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.5)%
Short-Term Investments	1.5%
Common Stock	99.0%

Sector Allocation

Value	Value
Information Technology	33.1%
Financials	15.7%
Communication Services	13.5%
Health Care	10.2%
Industrials	9.4%
Consumer Discretionary	7.9%
Energy	2.8%
Consumer Staples	2.7%
Utilities	1.8%
Real Estate	1.0%
Materials	0.9%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ISCSX

VY® Columbia Contrarian Core Portfolio

92914K743-SAR

Class ADV: ICSAX

VY® Columbia Small Cap Value II Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$70	1.43%

Fund Statistics

  Total Net Assets$101,487,161
  # of Portfolio Holdings98
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Essent Group Ltd.	1.8%
TTM Technologies, Inc.	1.6%
Radian Group, Inc.	1.6%
Telephone and Data Systems, Inc.	1.6%
PotlatchDeltic Corp.	1.5%
Avient Corp.	1.5%
Korn Ferry	1.5%
Macerich Co.	1.5%
CNX Resources Corp.	1.5%
Assured Guaranty Ltd.	1.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	1.1%
Short-Term Investments	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	21.1%
Industrials	18.6%
Information Technology	11.8%
Health Care	9.2%
Consumer Discretionary	9.0%
Real Estate	8.2%
Energy	6.9%
Materials	6.0%
Utilities	3.0%
Consumer Staples	3.0%
Communication Services	1.6%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ICSAX

VY® Columbia Small Cap Value II Portfolio

92914L105-SAR

Class I: ICISX

VY® Columbia Small Cap Value II Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$45	0.93%

Fund Statistics

  Total Net Assets$101,487,161
  # of Portfolio Holdings98
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Essent Group Ltd.	1.8%
TTM Technologies, Inc.	1.6%
Radian Group, Inc.	1.6%
Telephone and Data Systems, Inc.	1.6%
PotlatchDeltic Corp.	1.5%
Avient Corp.	1.5%
Korn Ferry	1.5%
Macerich Co.	1.5%
CNX Resources Corp.	1.5%
Assured Guaranty Ltd.	1.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	1.1%
Short-Term Investments	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	21.1%
Industrials	18.6%
Information Technology	11.8%
Health Care	9.2%
Consumer Discretionary	9.0%
Real Estate	8.2%
Energy	6.9%
Materials	6.0%
Utilities	3.0%
Consumer Staples	3.0%
Communication Services	1.6%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ICISX

VY® Columbia Small Cap Value II Portfolio

92914L865-SAR

Class R6: VYRDX

VY® Columbia Small Cap Value II Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$43	0.88%

Fund Statistics

  Total Net Assets$101,487,161
  # of Portfolio Holdings98
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Essent Group Ltd.	1.8%
TTM Technologies, Inc.	1.6%
Radian Group, Inc.	1.6%
Telephone and Data Systems, Inc.	1.6%
PotlatchDeltic Corp.	1.5%
Avient Corp.	1.5%
Korn Ferry	1.5%
Macerich Co.	1.5%
CNX Resources Corp.	1.5%
Assured Guaranty Ltd.	1.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	1.1%
Short-Term Investments	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	21.1%
Industrials	18.6%
Information Technology	11.8%
Health Care	9.2%
Consumer Discretionary	9.0%
Real Estate	8.2%
Energy	6.9%
Materials	6.0%
Utilities	3.0%
Consumer Staples	3.0%
Communication Services	1.6%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRDX

VY® Columbia Small Cap Value II Portfolio

92915V300-SAR

Class S: ICSSX

VY® Columbia Small Cap Value II Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$57	1.18%

Fund Statistics

  Total Net Assets$101,487,161
  # of Portfolio Holdings98
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Essent Group Ltd.	1.8%
TTM Technologies, Inc.	1.6%
Radian Group, Inc.	1.6%
Telephone and Data Systems, Inc.	1.6%
PotlatchDeltic Corp.	1.5%
Avient Corp.	1.5%
Korn Ferry	1.5%
Macerich Co.	1.5%
CNX Resources Corp.	1.5%
Assured Guaranty Ltd.	1.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	1.1%
Short-Term Investments	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	21.1%
Industrials	18.6%
Information Technology	11.8%
Health Care	9.2%
Consumer Discretionary	9.0%
Real Estate	8.2%
Energy	6.9%
Materials	6.0%
Utilities	3.0%
Consumer Staples	3.0%
Communication Services	1.6%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ICSSX

VY® Columbia Small Cap Value II Portfolio

92914L204-SAR

Class S2: ICVPX

VY® Columbia Small Cap Value II Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Columbia Small Cap Value II Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$65	1.33%

Fund Statistics

  Total Net Assets$101,487,161
  # of Portfolio Holdings98
  Portfolio Turnover Rate57%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Essent Group Ltd.	1.8%
TTM Technologies, Inc.	1.6%
Radian Group, Inc.	1.6%
Telephone and Data Systems, Inc.	1.6%
PotlatchDeltic Corp.	1.5%
Avient Corp.	1.5%
Korn Ferry	1.5%
Macerich Co.	1.5%
CNX Resources Corp.	1.5%
Assured Guaranty Ltd.	1.4%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	1.1%
Short-Term Investments	0.5%
Common Stock	98.4%

Sector Allocation

Value	Value
Financials	21.1%
Industrials	18.6%
Information Technology	11.8%
Health Care	9.2%
Consumer Discretionary	9.0%
Real Estate	8.2%
Energy	6.9%
Materials	6.0%
Utilities	3.0%
Consumer Staples	3.0%
Communication Services	1.6%
Short-Term Investments	0.5%
Assets in Excess of Other Liabilities	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ICVPX

VY® Columbia Small Cap Value II Portfolio

92914L394-SAR

Class ADV: IVKAX

VY® Invesco Comstock Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$62	1.20%

Fund Statistics

  Total Net Assets$243,008,321
  # of Portfolio Holdings81
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	3.3%
Microsoft Corp.	3.0%
Wells Fargo & Co.	2.9%
Cisco Systems, Inc.	2.8%
CVS Health Corp.	2.4%
State Street Corp.	2.2%
Meta Platforms, Inc. - Class A	2.1%
Alphabet, Inc. - Class A	2.0%
Johnson Controls International PLC	2.0%
Philip Morris International, Inc.	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.7%
Short-Term Investments	2.6%
Common Stock	96.7%

Sector Allocation

Value	Value
Financials	20.0%
Health Care	15.8%
Information Technology	12.0%
Industrials	10.9%
Consumer Staples	10.6%
Communication Services	8.3%
Energy	6.7%
Consumer Discretionary	6.3%
Utilities	3.2%
Materials	2.1%
Real Estate	0.8%
Short-Term Investments	2.6%
Assets in Excess of Other Liabilities	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IVKAX

VY® Invesco Comstock Portfolio

92914K834-SAR

Class I: IVKIX

VY® Invesco Comstock Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$36	0.70%

Fund Statistics

  Total Net Assets$243,008,321
  # of Portfolio Holdings81
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	3.3%
Microsoft Corp.	3.0%
Wells Fargo & Co.	2.9%
Cisco Systems, Inc.	2.8%
CVS Health Corp.	2.4%
State Street Corp.	2.2%
Meta Platforms, Inc. - Class A	2.1%
Alphabet, Inc. - Class A	2.0%
Johnson Controls International PLC	2.0%
Philip Morris International, Inc.	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.7%
Short-Term Investments	2.6%
Common Stock	96.7%

Sector Allocation

Value	Value
Financials	20.0%
Health Care	15.8%
Information Technology	12.0%
Industrials	10.9%
Consumer Staples	10.6%
Communication Services	8.3%
Energy	6.7%
Consumer Discretionary	6.3%
Utilities	3.2%
Materials	2.1%
Real Estate	0.8%
Short-Term Investments	2.6%
Assets in Excess of Other Liabilities	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVKIX

VY® Invesco Comstock Portfolio

92914K818-SAR

Class S: IVKSX

VY® Invesco Comstock Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Invesco Comstock Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$49	0.95%

Fund Statistics

  Total Net Assets$243,008,321
  # of Portfolio Holdings81
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	3.3%
Microsoft Corp.	3.0%
Wells Fargo & Co.	2.9%
Cisco Systems, Inc.	2.8%
CVS Health Corp.	2.4%
State Street Corp.	2.2%
Meta Platforms, Inc. - Class A	2.1%
Alphabet, Inc. - Class A	2.0%
Johnson Controls International PLC	2.0%
Philip Morris International, Inc.	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.7%
Short-Term Investments	2.6%
Common Stock	96.7%

Sector Allocation

Value	Value
Financials	20.0%
Health Care	15.8%
Information Technology	12.0%
Industrials	10.9%
Consumer Staples	10.6%
Communication Services	8.3%
Energy	6.7%
Consumer Discretionary	6.3%
Utilities	3.2%
Materials	2.1%
Real Estate	0.8%
Short-Term Investments	2.6%
Assets in Excess of Other Liabilities	0.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVKSX

VY® Invesco Comstock Portfolio

92914K842-SAR

Class ADV: IUAAX

VY® Invesco Equity and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$58	1.14%

Fund Statistics

  Total Net Assets$456,680,627
  # of Portfolio Holdings341
  Portfolio Turnover Rate64%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 06/15/28	2.5%
United States Treasury Notes, 3.875%, 06/30/30	2.4%
Wells Fargo & Co.	2.4%
Bank of America Corp.	2.3%
Amazon.com, Inc.	1.8%
Microsoft Corp.	1.7%
Microchip Technology, Inc.	1.5%
Philip Morris International, Inc.	1.5%
United States Treasury Notes, 3.750%, 06/30/27	1.5%
Parker-Hannifin Corp.	1.4%

Investment Type Allocation

Common Stock
63.7%
Corporate Bonds/Notes
13.9%
Convertible Bonds/Notes
9.4%
U.S. Treasury Obligations
7.9%
Equity-Linked Notes
2.2%
U.S. Government Agency Obligations
0.2%
Municipal Bonds
0.1%
Assets in Excess of Other Liabilities
2.6%
0%
10%
20%
30%
40%
50%
60%
70%

Value	Value
Assets in Excess of Other Liabilities	2.6%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.2%
U.S. Treasury Obligations	7.9%
Convertible Bonds/Notes	9.4%
Corporate Bonds/Notes	13.9%
Common Stock	63.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IUAAX

VY® Invesco Equity and Income Portfolio

92914K875-SAR

Class I: IUAIX

VY® Invesco Equity and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$33	0.64%

Fund Statistics

  Total Net Assets$456,680,627
  # of Portfolio Holdings341
  Portfolio Turnover Rate64%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 06/15/28	2.5%
United States Treasury Notes, 3.875%, 06/30/30	2.4%
Wells Fargo & Co.	2.4%
Bank of America Corp.	2.3%
Amazon.com, Inc.	1.8%
Microsoft Corp.	1.7%
Microchip Technology, Inc.	1.5%
Philip Morris International, Inc.	1.5%
United States Treasury Notes, 3.750%, 06/30/27	1.5%
Parker-Hannifin Corp.	1.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.6%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.2%
U.S. Treasury Obligations	7.9%
Convertible Bonds/Notes	9.4%
Corporate Bonds/Notes	13.9%
Common Stock	63.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IUAIX

VY® Invesco Equity and Income Portfolio

92914K859-SAR

Class S: IUASX

VY® Invesco Equity and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$45	0.89%

Fund Statistics

  Total Net Assets$456,680,627
  # of Portfolio Holdings341
  Portfolio Turnover Rate64%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 06/15/28	2.5%
United States Treasury Notes, 3.875%, 06/30/30	2.4%
Wells Fargo & Co.	2.4%
Bank of America Corp.	2.3%
Amazon.com, Inc.	1.8%
Microsoft Corp.	1.7%
Microchip Technology, Inc.	1.5%
Philip Morris International, Inc.	1.5%
United States Treasury Notes, 3.750%, 06/30/27	1.5%
Parker-Hannifin Corp.	1.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.6%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.2%
U.S. Treasury Obligations	7.9%
Convertible Bonds/Notes	9.4%
Corporate Bonds/Notes	13.9%
Common Stock	63.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IUASX

VY® Invesco Equity and Income Portfolio

92914K867-SAR

Class S2: IVIPX

VY® Invesco Equity and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® Invesco Equity and Income Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$52	1.02%

Fund Statistics

  Total Net Assets$456,680,627
  # of Portfolio Holdings341
  Portfolio Turnover Rate64%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 06/15/28	2.5%
United States Treasury Notes, 3.875%, 06/30/30	2.4%
Wells Fargo & Co.	2.4%
Bank of America Corp.	2.3%
Amazon.com, Inc.	1.8%
Microsoft Corp.	1.7%
Microchip Technology, Inc.	1.5%
Philip Morris International, Inc.	1.5%
United States Treasury Notes, 3.750%, 06/30/27	1.5%
Parker-Hannifin Corp.	1.4%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.6%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.2%
Equity-Linked Notes	2.2%
U.S. Treasury Obligations	7.9%
Convertible Bonds/Notes	9.4%
Corporate Bonds/Notes	13.9%
Common Stock	63.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IVIPX

VY® Invesco Equity and Income Portfolio

92914L493-SAR

Class ADV: IJMAX

VY® JPMorgan Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$67	1.36%

Fund Statistics

  Total Net Assets$243,764,229
  # of Portfolio Holdings99
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity National Information Services, Inc.	2.0%
WEC Energy Group, Inc.	1.9%
Loews Corp.	1.9%
State Street Corp.	1.7%
Ameriprise Financial, Inc.	1.7%
Hartford Financial Services Group, Inc.	1.7%
Arch Capital Group Ltd.	1.6%
Raymond James Financial, Inc.	1.6%
Quest Diagnostics, Inc.	1.6%
MGIC Investment Corp.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.9%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	15.8%
Real Estate	9.1%
Health Care	8.7%
Consumer Discretionary	8.3%
Information Technology	8.0%
Utilities	7.0%
Materials	6.5%
Energy	6.2%
Consumer Staples	5.6%
Communication Services	2.1%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IJMAX

VY® JPMorgan Mid Cap Value Portfolio

92914K644-SAR

Class I: IJMIX

VY® JPMorgan Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$43	0.86%

Fund Statistics

  Total Net Assets$243,764,229
  # of Portfolio Holdings99
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity National Information Services, Inc.	2.0%
WEC Energy Group, Inc.	1.9%
Loews Corp.	1.9%
State Street Corp.	1.7%
Ameriprise Financial, Inc.	1.7%
Hartford Financial Services Group, Inc.	1.7%
Arch Capital Group Ltd.	1.6%
Raymond James Financial, Inc.	1.6%
Quest Diagnostics, Inc.	1.6%
MGIC Investment Corp.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.9%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	15.8%
Real Estate	9.1%
Health Care	8.7%
Consumer Discretionary	8.3%
Information Technology	8.0%
Utilities	7.0%
Materials	6.5%
Energy	6.2%
Consumer Staples	5.6%
Communication Services	2.1%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IJMIX

VY® JPMorgan Mid Cap Value Portfolio

92914K628-SAR

Class S: IJMSX

VY® JPMorgan Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$55	1.11%

Fund Statistics

  Total Net Assets$243,764,229
  # of Portfolio Holdings99
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity National Information Services, Inc.	2.0%
WEC Energy Group, Inc.	1.9%
Loews Corp.	1.9%
State Street Corp.	1.7%
Ameriprise Financial, Inc.	1.7%
Hartford Financial Services Group, Inc.	1.7%
Arch Capital Group Ltd.	1.6%
Raymond James Financial, Inc.	1.6%
Quest Diagnostics, Inc.	1.6%
MGIC Investment Corp.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.9%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	15.8%
Real Estate	9.1%
Health Care	8.7%
Consumer Discretionary	8.3%
Information Technology	8.0%
Utilities	7.0%
Materials	6.5%
Energy	6.2%
Consumer Staples	5.6%
Communication Services	2.1%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IJMSX

VY® JPMorgan Mid Cap Value Portfolio

92914K636-SAR

Class S2: IJPMX

VY® JPMorgan Mid Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® JPMorgan Mid Cap Value Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$63	1.26%

Fund Statistics

  Total Net Assets$243,764,229
  # of Portfolio Holdings99
  Portfolio Turnover Rate17%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Fidelity National Information Services, Inc.	2.0%
WEC Energy Group, Inc.	1.9%
Loews Corp.	1.9%
State Street Corp.	1.7%
Ameriprise Financial, Inc.	1.7%
Hartford Financial Services Group, Inc.	1.7%
Arch Capital Group Ltd.	1.6%
Raymond James Financial, Inc.	1.6%
Quest Diagnostics, Inc.	1.6%
MGIC Investment Corp.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	1.9%
Common Stock	98.2%

Sector Allocation

Value	Value
Financials	20.9%
Industrials	15.8%
Real Estate	9.1%
Health Care	8.7%
Consumer Discretionary	8.3%
Information Technology	8.0%
Utilities	7.0%
Materials	6.5%
Energy	6.2%
Consumer Staples	5.6%
Communication Services	2.1%
Short-Term Investments	1.9%
Liabilities in Excess of Other Assets	(0.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IJPMX

VY® JPMorgan Mid Cap Value Portfolio

92914L436-SAR

Class ADV: IAXAX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$68	1.30%

Fund Statistics

  Total Net Assets$985,299,650
  # of Portfolio Holdings266
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd.	2.4%
Howmet Aerospace, Inc.	2.4%
Vistra Corp.	2.2%
AmerisourceBergen Corp.	2.2%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
ROBLOX Corp. - Class A	1.9%
Axon Enterprise, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.7%
Ameriprise Financial, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	1.3%
Preferred Stock	0.4%
Common Stock	99.4%

Sector Allocation

Value	Value
Industrials	19.9%
Information Technology	18.8%
Consumer Discretionary	18.5%
Health Care	14.1%
Financials	10.1%
Communication Services	6.4%
Energy	4.0%
Utilities	3.2%
Consumer Staples	2.8%
Real Estate	1.4%
Materials	0.6%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IAXAX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92914K768-SAR

Class I: IAXIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$42	0.80%

Fund Statistics

  Total Net Assets$985,299,650
  # of Portfolio Holdings266
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd.	2.4%
Howmet Aerospace, Inc.	2.4%
Vistra Corp.	2.2%
AmerisourceBergen Corp.	2.2%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
ROBLOX Corp. - Class A	1.9%
Axon Enterprise, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.7%
Ameriprise Financial, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	1.3%
Preferred Stock	0.4%
Common Stock	99.4%

Sector Allocation

Value	Value
Industrials	19.9%
Information Technology	18.8%
Consumer Discretionary	18.5%
Health Care	14.1%
Financials	10.1%
Communication Services	6.4%
Energy	4.0%
Utilities	3.2%
Consumer Staples	2.8%
Real Estate	1.4%
Materials	0.6%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IAXIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92914K826-SAR

Class R6: VYRIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$40	0.77%

Fund Statistics

  Total Net Assets$985,299,650
  # of Portfolio Holdings266
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd.	2.4%
Howmet Aerospace, Inc.	2.4%
Vistra Corp.	2.2%
AmerisourceBergen Corp.	2.2%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
ROBLOX Corp. - Class A	1.9%
Axon Enterprise, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.7%
Ameriprise Financial, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	1.3%
Preferred Stock	0.4%
Common Stock	99.4%

Sector Allocation

Value	Value
Industrials	19.9%
Information Technology	18.8%
Consumer Discretionary	18.5%
Health Care	14.1%
Financials	10.1%
Communication Services	6.4%
Energy	4.0%
Utilities	3.2%
Consumer Staples	2.8%
Real Estate	1.4%
Materials	0.6%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYRIX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92915V805-SAR

Class S: IAXSX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$55	1.05%

Fund Statistics

  Total Net Assets$985,299,650
  # of Portfolio Holdings266
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd.	2.4%
Howmet Aerospace, Inc.	2.4%
Vistra Corp.	2.2%
AmerisourceBergen Corp.	2.2%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
ROBLOX Corp. - Class A	1.9%
Axon Enterprise, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.7%
Ameriprise Financial, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	1.3%
Preferred Stock	0.4%
Common Stock	99.4%

Sector Allocation

Value	Value
Industrials	19.9%
Information Technology	18.8%
Consumer Discretionary	18.5%
Health Care	14.1%
Financials	10.1%
Communication Services	6.4%
Energy	4.0%
Utilities	3.2%
Consumer Staples	2.8%
Real Estate	1.4%
Materials	0.6%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IAXSX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92914K685-SAR

Class S2: IAXTX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Diversified Mid Cap Growth Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$63	1.20%

Fund Statistics

  Total Net Assets$985,299,650
  # of Portfolio Holdings266
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd.	2.4%
Howmet Aerospace, Inc.	2.4%
Vistra Corp.	2.2%
AmerisourceBergen Corp.	2.2%
Hilton Worldwide Holdings, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
ROBLOX Corp. - Class A	1.9%
Axon Enterprise, Inc.	1.9%
Vertiv Holdings Co. - Class A	1.7%
Ameriprise Financial, Inc.	1.5%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.1)%
Short-Term Investments	1.3%
Preferred Stock	0.4%
Common Stock	99.4%

Sector Allocation

Value	Value
Industrials	19.9%
Information Technology	18.8%
Consumer Discretionary	18.5%
Health Care	14.1%
Financials	10.1%
Communication Services	6.4%
Energy	4.0%
Utilities	3.2%
Consumer Staples	2.8%
Real Estate	1.4%
Materials	0.6%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(1.1)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IAXTX

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio

92914L469-SAR

Class ADV: IGEAX

VY® T. Rowe Price Growth Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$62	1.21%

Fund Statistics

  Total Net Assets$1,435,993,852
  # of Portfolio Holdings65
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	14.2%
NVIDIA Corp.	14.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	6.4%
Meta Platforms, Inc. - Class A	5.5%
Broadcom, Inc.	4.3%
Alphabet, Inc. - Class A	3.4%
Netflix, Inc.	3.0%
Visa, Inc. - Class A	2.8%
Eli Lilly & Co.	2.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.4%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	54.3%
Consumer Discretionary	14.2%
Communication Services	12.9%
Financials	7.0%
Health Care	6.9%
Industrials	3.1%
Materials	0.7%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IGEAX

VY® T. Rowe Price Growth Equity Portfolio

92914K784-SAR

Class I: ITGIX

VY® T. Rowe Price Growth Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$36	0.71%

Fund Statistics

  Total Net Assets$1,435,993,852
  # of Portfolio Holdings65
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	14.2%
NVIDIA Corp.	14.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	6.4%
Meta Platforms, Inc. - Class A	5.5%
Broadcom, Inc.	4.3%
Alphabet, Inc. - Class A	3.4%
Netflix, Inc.	3.0%
Visa, Inc. - Class A	2.8%
Eli Lilly & Co.	2.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.4%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	54.3%
Consumer Discretionary	14.2%
Communication Services	12.9%
Financials	7.0%
Health Care	6.9%
Industrials	3.1%
Materials	0.7%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ITGIX

VY® T. Rowe Price Growth Equity Portfolio

92914K776-SAR

Class S: ITGSX

VY® T. Rowe Price Growth Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$49	0.96%

Fund Statistics

  Total Net Assets$1,435,993,852
  # of Portfolio Holdings65
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	14.2%
NVIDIA Corp.	14.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	6.4%
Meta Platforms, Inc. - Class A	5.5%
Broadcom, Inc.	4.3%
Alphabet, Inc. - Class A	3.4%
Netflix, Inc.	3.0%
Visa, Inc. - Class A	2.8%
Eli Lilly & Co.	2.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.4%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	54.3%
Consumer Discretionary	14.2%
Communication Services	12.9%
Financials	7.0%
Health Care	6.9%
Industrials	3.1%
Materials	0.7%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ITGSX

VY® T. Rowe Price Growth Equity Portfolio

92914K792-SAR

Class S2: ITRGX

VY® T. Rowe Price Growth Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about VY® T. Rowe Price Growth Equity Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$56	1.11%

Fund Statistics

  Total Net Assets$1,435,993,852
  # of Portfolio Holdings65
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	14.2%
NVIDIA Corp.	14.2%
Apple, Inc.	9.3%
Amazon.com, Inc.	6.4%
Meta Platforms, Inc. - Class A	5.5%
Broadcom, Inc.	4.3%
Alphabet, Inc. - Class A	3.4%
Netflix, Inc.	3.0%
Visa, Inc. - Class A	2.8%
Eli Lilly & Co.	2.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.1%
Preferred Stock	0.4%
Common Stock	98.7%

Sector Allocation

Value	Value
Information Technology	54.3%
Consumer Discretionary	14.2%
Communication Services	12.9%
Financials	7.0%
Health Care	6.9%
Industrials	3.1%
Materials	0.7%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ITRGX

VY® T. Rowe Price Growth Equity Portfolio

92914L477-SAR

(b)       Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)       Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

June 30, 2025

Classes ADV, I, R6, S and S2

Voya Partners, Inc.

■	Voya Global Bond Portfolio	■	VY® Columbia Small Cap Value II Portfolio
■	Voya Global Insights Portfolio	■	VY® Invesco Comstock Portfolio
■	Voya International High Dividend Low Volatility Portfolio	■	VY® Invesco Equity and Income Portfolio
■	VY® American Century Small-Mid Cap Value Portfolio	■	VY® JPMorgan Mid Cap Value Portfolio
■	VY® Baron Growth Portfolio	■	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
■	VY® Columbia Contrarian Core Portfolio	■	VY® T. Rowe Price Growth Equity Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Go Paperless with E-Delivery!
Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.
Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.
You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2025 (UNAUDITED)

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$81,351,136	$1,110,366,444	$331,884,488	$276,786,455
Investments in affiliated underlying funds at fair value**	9,858,344	—	—	—
Short-term investments at fair value†	16,618,800	12,502,666	13,032,002	8,026,192
Cash	218	—	331,398	—
Cash collateral for futures contracts	406,477	—	—	—
Cash pledged for centrally cleared swaps (Note 2)	1,085,000	—	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	220,000	—	—	—
Foreign currencies at value‡	653,129	5,708,202	84,290	4
Receivables:
Investment securities and currencies sold	1,388,984	13,163,462	96,993	1,121,464
Investment securities sold on a delayed-delivery or when-issued basis	5,136,956	—	—	—
Fund shares sold	379,753	126,778	155,613	622,062
Dividends	58,714	444,230	872,816	619,305
Interest	664,122	113	810	—
Foreign tax reclaims	6,150	1,836,434	2,323,857	42,246
Variation margin on futures contracts	23,838	—	—	—
Unrealized appreciation on forward foreign currency contracts	1,679,918	—	—	—
Unrealized appreciation on forward premium swaptions	222,064	—	—	—
Unrealized appreciation on OTC swap agreements	39,187	—	—	—
Prepaid expenses	977	10,178	2,817	2,733
Reimbursement due from Investment Adviser	15,805	28,325	—	58,811
Other assets	13,656	84,099	46,557	15,699
Total assets	119,823,228	1,144,270,931	348,831,641	287,294,971

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
LIABILITIES:
Income distribution payable	314,206	—	—	—
Payable for investment securities and currencies purchased	2,443,323	11,282,532	97,351	615,794
Payable for investment securities purchased on a
delayed-delivery or when-issued basis	9,927,523	—	—	—
Payable for fund shares redeemed	43,348	1,175,184	2,429,513	23,663
Payable upon receipt of securities loaned	499,476	—	13,032,002	6,055,605
Unrealized depreciation on forward foreign currency contracts	459,271	—	—	336,263
Unrealized depreciation on forward premium swaptions	110,825	—	—	—
Unrealized depreciation on OTC swap agreements	28,458	—	—	—
Variation margin payable on centrally cleared swaps	32,164	—	—	—
Cash received as collateral for OTC derivatives (Note 2)	1,150,000	—	—	—
Payable for investment management fees	50,627	585,721	163,314	207,273
Payable for distribution and shareholder service fees	8,618	65,521	54,750	53,396
Payable to directors under the deferred compensation
plan (Note 6)	13,656	84,099	46,557	15,699
Payable for directors fees	255	2,688	758	710
Payable for foreign capital gains tax	—	1,768,661	—	—
Other accrued expenses and liabilities	87,567	435,431	159,062	129,734
Written options, at fair value^	107,219	—	—	—
Total liabilities	15,276,536	15,399,837	15,983,307	7,438,137
NET ASSETS	$104,546,692	$1,128,871,094	$332,848,334	$279,856,834

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$126,640,315	$827,237,496	$222,057,194	$250,220,841
Total distributable earnings (loss)	(22,093,623)	301,633,598	110,791,140	29,635,993
NET ASSETS	$104,546,692	$1,128,871,094	$332,848,334	$279,856,834

+ Including securities loaned at value	$477,609	$—	$12,299,760	$5,888,232
* Cost of investments in securities	$84,033,743	$946,231,755	$265,171,372	$276,929,756
** Cost of investments in affiliated underlying funds	$9,571,240	$—	$—	$—
† Cost of short-term investments	$16,620,487	$12,502,666	$13,032,002	$8,026,192
‡ Cost of foreign currencies	$644,320	$5,576,811	$83,635	$4
^ Premiums received on written options	$188,519	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$12,607,660	$110,410,834	$37,727,122	$93,171,161
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,524,827	13,440,739	2,983,960	9,080,704
Net asset value and redemption price per share	$8.27	$8.21	$12.64	$10.26

Class I
Net assets	$74,702,559	$913,483,770	$103,586,702	$110,671,578
Shares authorized	100,000,000	250,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,867,306	88,368,682	8,063,668	9,583,252
Net asset value and redemption price per share	$8.42	$10.34	$12.85	$11.55

Class S
Net assets	$17,236,473	$102,259,167	$191,412,805	$74,365,774
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,048,697	11,784,006	15,018,549	6,611,536
Net asset value and redemption price per share	$8.41	$8.68	$12.75	$11.25

Class S2
Net assets	n/a	$2,717,323	$121,705	$1,648,321
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	360,739	9,409	160,374
Net asset value and redemption price per share	n/a	$7.53	$12.93	$10.28

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2025 (UNAUDITED)

			VY®
	VY®	VY®	Columbia	VY®
	Baron	Columbia	Small Cap	Invesco
	Growth	Contrarian Core	Value II	Comstock
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value*	$382,806,571	$75,676,460	$99,806,161	$234,841,385
Short-term investments at fair value†	1,045,262	1,117,013	516,784	6,380,826
Foreign currencies at value‡	2	—	—	216
Receivables:
Investment securities sold	538,937	242,260	934,126	2,066,860
Fund shares sold	535,507	53	500,787	277,052
Dividends	304,955	26,799	78,808	400,733
Foreign tax reclaims	—	26,515	—	37,090
Unrealized appreciation on forward foreign
currency contracts	—	—	—	5,363
Prepaid expenses	3,890	690	1,021	2,227
Reimbursement due from Investment Adviser	38,005	18,480	4,811	19,317
Other assets	36,869	14,105	10,012	24,510
Total assets	385,309,998	77,122,375	101,852,510	244,055,579

LIABILITIES:
Payable for investment securities purchased	—	118,021	162,059	586,989
Payable for fund shares redeemed	3,353	464,873	73,255	29,679
Unrealized depreciation on forward foreign
currency contracts	—	—	—	181,575
Payable for investment management fees	297,756	52,361	66,975	136,426
Payable for distribution and shareholder service
fees	70,966	21,983	19,967	30,996
Payable to directors under the deferred
compensation plan (Note 6)	36,869	14,105	10,012	24,510
Payable for directors fees	998	184	267	582
Other accrued expenses and liabilities	128,701	29,823	32,814	56,501
Total liabilities	538,643	701,350	365,349	1,047,258
NET ASSETS	$384,771,355	$76,421,025	$101,487,161	$243,008,321

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$(26,868,476)	$45,542,158	$64,781,473	$158,825,933
Total distributable earnings	411,639,831	30,878,867	36,705,688	84,182,388
NET ASSETS	$384,771,355	$76,421,025	$101,487,161	$243,008,321

* Cost of investments in securities	$93,941,821	$53,434,402	$89,781,841	$190,923,976
† Cost of short-term investments	$1,045,262	$1,117,013	$516,784	$6,380,826
‡ Cost of foreign currencies	$2	$—	$—	$181

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

			VY®
	VY®	VY®	Columbia	VY®
	Baron	Columbia	Small Cap	Invesco
	Growth	Contrarian Core	Value II	Comstock
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$86,450,982	$40,991,887	$21,519,453	$29,503,141
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,444,719	2,688,164	1,401,750	1,347,276
Net asset value and redemption price per share	$19.45	$15.25	$15.35	$21.90

Class I
Net assets	$93,579,879	$7,867,062	$17,296,007	$118,165,156
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,611,718	431,783	1,059,216	5,311,365
Net asset value and redemption price per share	$25.91	$18.22	$16.33	$22.25

Class R6
Net assets	$30,251,875	n/a	$7,278,334	n/a
Shares authorized	100,000,000	n/a	100,000,000	n/a
Par value	$0.001	n/a	$0.001	n/a
Shares outstanding	1,165,441	n/a	444,627	n/a
Net asset value and redemption price per share	$25.96	n/a	$16.37	n/a

Class S
Net assets	$172,427,560	$27,562,076	$53,724,811	$95,340,024
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,573,628	1,616,628	3,313,782	4,283,650
Net asset value and redemption price per share	$22.77	$17.05	$16.21	$22.26

Class S2
Net assets	$2,061,059	n/a	$1,668,556	n/a
Shares authorized	100,000,000	n/a	100,000,000	n/a
Par value	$0.001	n/a	$0.001	n/a
Shares outstanding	102,615	n/a	108,593	n/a
Net asset value and redemption price per share	$20.09	n/a	$15.37	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2025 (UNAUDITED)

	VY®	VY®	VY®
	Invesco	JPMorgan	T. Rowe Price	VY®
	Equity and	Mid Cap	Diversified Mid Cap	T. Rowe Price
	Income	Value	Growth	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$444,918,601	$239,327,667	$983,507,173	$1,422,270,880
Short-term investments at fair value†	12,412,119	4,739,097	12,851,749	15,886,910
Cash	—	—	745	1,586,125
Foreign currencies at value‡	67,251	—	—	—
Receivables:
Investment securities sold	23,175,955	275,854	7,646,194	6,430,383
Fund shares sold	150,829	428,592	230,525	88,676
Dividends	360,571	333,974	206,078	132,647
Interest	977,268	—	435	2,231
Foreign tax reclaims	69,296	—	6,433	8,373
Variation margin on futures contracts	1,600	—	—	—
Unrealized appreciation on forward foreign
currency contracts	12,644	—	—	—
Prepaid expenses	4,214	2,433	8,781	13,235
Reimbursement due from Investment Adviser	54,657	24,306	35,799	55,785
Other assets	86,395	24,269	52,358	83,800
Total assets	482,291,400	245,156,192	1,004,546,270	1,446,559,045

LIABILITIES:
Payable for investment securities purchased	21,895,221	—	4,459,380	7,813,063
Payable for fund shares redeemed	156,473	15	478,199	1,508,875
Payable upon receipt of securities loaned	2,907,164	1,073,876	12,851,649	—
Unrealized depreciation on forward foreign currency contracts	145,813	—	—	—
Payable for investment management fees	236,613	163,252	582,527	758,612
Payable for distribution and shareholder service fees	21,774	53,579	38,869	135,358
Payable to directors under the deferred compensation plan (Note 6)	86,395	24,269	52,358	83,800
Payable for directors fees	1,134	632	2,412	3,536
Payable for borrowings against line of credit (Note 8)	—	—	604,000	—
Other accrued expenses and liabilities	160,186	76,340	177,226	261,949
Total liabilities	25,610,773	1,391,963	19,246,620	10,565,193
NET ASSETS	$456,680,627	$243,764,229	$985,299,650	$1,435,993,852

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$257,342,124	$126,367,548	$476,499,241	$540,826,851
Total distributable earnings	199,338,503	117,396,681	508,800,409	895,167,001
NET ASSETS	$456,680,627	$243,764,229	$985,299,650	$1,435,993,852

+ Including securities loaned at value	$2,818,217	$1,049,529	$12,638,798	$—
* Cost of investments in securities	$386,388,080	$183,635,340	$805,799,831	$958,517,291
† Cost of short-term investments	$12,412,092	$4,739,097	$12,851,749	$15,886,910
‡ Cost of foreign currencies	$66,867	$—	$—	$33

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2025 (UNAUDITED) (cONTINUED)

	VY®	VY®	VY®
	Invesco	JPMorgan	T. Rowe Price	VY®
	Equity and	Mid Cap	Diversified Mid Cap	T. Rowe Price
	Income	Value	Growth	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$40,657,475	$72,465,821	$81,691,833	$304,303,892
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	946,684	4,729,337	8,656,477	3,668,029
Net asset value and redemption price per share	$42.95	$15.32	$9.44	$82.96

Class I
Net assets	$392,507,526	$51,958,416	$756,684,616	$1,065,072,827
Shares authorized	100,000,000	100,000,000	250,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	8,865,784	3,193,710	59,944,692	10,184,740
Net asset value and redemption price per share	$44.27	$16.27	$12.62	$104.58

Class R6
Net assets	n/a	n/a	$115,935,919	n/a
Shares authorized	n/a	n/a	100,000,000	n/a
Par value	n/a	n/a	$0.001	n/a
Shares outstanding	n/a	n/a	9,154,506	n/a
Net asset value and redemption price per share	n/a	n/a	$12.66	n/a

Class S
Net assets	$19,392,586	$118,764,014	$27,999,285	$62,158,486
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	444,032	7,465,423	2,472,333	662,049
Net asset value and redemption price per share	$43.67	$15.91	$11.33	$93.89

Class S2
Net assets	$4,123,040	$575,978	$2,987,997	$4,458,647
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	96,712	37,655	309,631	51,511
Net asset value and redemption price per share	$42.63	$15.30	$9.65	$86.56

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2025 (UNAUDITED)

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$22,793	$9,374,086	$8,733,078	$3,709,935
Dividends from affiliated underlying funds	330,002	—	—	—
Interest, net of foreign taxes withheld*	2,081,747	1,921	15,589	54
Securities lending income, net	9,407	—	25,642	9,924
Other	393	—	1,149	1,128
Total investment income	2,444,342	9,376,007	8,775,458	3,721,041
EXPENSES:
Investment management fees	303,744	3,732,173	901,281	1,282,602
Distribution and shareholder service fees:
Class ADV	30,726	261,574	75,442	233,940
Class S	22,734	122,314	223,563	93,932
Class S2	—	5,170	215	3,447
Transfer agent fees:
Class ADV	7,687	55,923	12,073	72,616
Class I	44,260	460,334	36,531	86,482
Class S	11,375	52,302	71,574	58,314
Class S2	—	1,381	43	1,338
Shareholder reporting expense	9,284	33,065	10,322	9,774
Professional fees	7,960	72,192	22,944	17,399
Custody and accounting expense	45,264	121,645	48,465	22,585
Directors fees	1,276	13,440	3,787	3,552
Miscellaneous expense	7,384	36,086	16,706	9,837
Interest expense	—	12,240	4,910	—
Total expenses	491,694	4,979,839	1,427,856	1,895,818
Waived and reimbursed fees	(99,710)	(567,771)	—	(363,448)
Net expenses	391,984	4,412,068	1,427,856	1,532,370
Net investment income	2,052,358	4,963,939	7,347,602	2,188,671
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(92,322)	48,119,170	19,476,542	6,675,201
Forward foreign currency contracts	1,491,403	—	35,204	(764,324)
Foreign currency related transactions	125,113	271,586	59,254	(425,464)
Futures	(477,527)	—	—	—
Swaps	(166,750)	—	—	—
Written options	55,288	(310,199)	—	—
Net realized gain	935,205	48,080,557	19,571,000	5,485,413
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	2,887,963	51,924,192	42,937,557	(7,934,303)
Affiliated underlying funds	146,919	—	—	—
Forward foreign currency contracts	2,012,803	—	2,304	(531,099)
Foreign currency related transactions	16,841	350,612	262,953	4,681
Futures	253,458	—	—	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2025 (UNAUDITED) (cONTINUED)

			Voya	VY® American
		Voya	International	Century
	Voya	Global	High Dividend	Small-Mid
	Global Bond	Insights	Low Volatility	Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio
Swaps	(573,606)	—	—	—
Written options	125,328	—	—	—
Net change in unrealized appreciation (depreciation)	4,869,706	52,274,804	43,202,814	(8,460,721)
Net realized and unrealized gain (loss)	5,804,911	100,355,361	62,773,814	(2,975,308)
Increase (decrease) in net assets resulting from operations	$7,857,269	$105,319,300	$70,121,416	$(786,637)

* Foreign taxes withheld	$6,886	$611,145	$943,725	$36,091
^ Foreign capital gains taxes withheld	$—	$298,693	$—	$—
# Change in foreign capital gains taxes accrued	$—	$474,576	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2025 (UNAUDITED)

			VY®
	VY®	VY®	Columbia	VY®
	Baron	Columbia	Small Cap	Invesco
	Growth	Contrarian Core	Value II	Comstock
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,104,607	$407,863	$1,088,416	$2,906,291
Interest	—	—	—	26
Securities lending income, net	—	—	—	1,843
Other	1,623	288	459	903
Total investment income	2,106,230	408,151	1,088,875	2,909,063
EXPENSES:
Investment management fees	1,881,584	328,206	449,651	807,888
Distribution and shareholder service fees:
Class ADV	221,694	97,113	54,304	72,770
Class S	219,248	33,390	68,350	114,557
Class S2	3,995	—	3,195	—
Transfer agent fees:
Class ADV	59,202	19,500	10,919	9,493
Class I	65,600	3,704	10,363	35,895
Class R6	16	—	13	—
Class S	117,102	13,410	27,482	29,888
Class S2	1,333	—	804	—
Shareholder reporting expense	13,475	3,218	4,996	6,275
Professional fees	24,950	6,178	9,750	14,138
Custody and accounting expense	15,864	5,824	8,282	13,244
Directors fees	4,989	919	1,333	2,909
Miscellaneous expense	14,233	3,002	6,259	7,550
Interest expense	925	—	173	—
Total expenses	2,644,210	514,464	655,874	1,114,607
Waived and reimbursed fees	(235,162)	(127,328)	(41,597)	(116,923)
Brokerage commission recapture	—	—	(278)	—
Net expenses	2,409,048	387,136	613,999	997,684
Net investment income (loss)	(302,818)	21,015	474,876	1,911,379
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	50,376,818	2,807,943	2,689,957	14,010,506
Forward foreign currency contracts	—	—	—	(926,607)
Foreign currency related transactions	—	—	—	293,250
Net realized gain	50,376,818	2,807,943	2,689,957	13,377,149
Net change in unrealized appreciation (depreciation) on:
Investments	(64,350,839)	1,455,483	(7,152,542)	1,956,934
Forward foreign currency contracts	—	—	—	(335,819)
Foreign currency related transactions	—	—	—	2,773
Net change in unrealized appreciation (depreciation)	(64,350,839)	1,455,483	(7,152,542)	1,623,888
Net realized and unrealized gain (loss)	(13,974,021)	4,263,426	(4,462,585)	15,001,037
Increase (decrease) in net assets resulting from operations	$(14,276,839)	$4,284,441	$(3,987,709)	$16,912,416
* Foreign taxes withheld	$—	$385	$2,156	$56,972

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2025 (UNAUDITED)

	VY®	VY®	VY®
	Invesco	JPMorgan	T. Rowe Price	VY®
	Equity and	Mid Cap	Diversified Mid Cap	T. Rowe Price
	Income	Value	Growth	Growth Equity
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,211,602	$2,340,751	$2,705,412	$3,057,747
Interest	2,548,686	—	12,927	40,123
Securities lending income, net	32,783	1,717	24,025	544
Other	1,778	1,047	3,993	5,648
Total investment income	5,794,849	2,343,515	2,746,357	3,104,062
EXPENSES:
Investment management fees	1,461,979	1,065,166	3,540,410	4,911,396
Distribution and shareholder service fees:
Class ADV	99,425	179,605	183,242	723,627
Class S	24,816	150,567	32,838	74,975
Class S2	8,031	1,479	5,668	9,647
Transfer agent fees:
Class ADV	18,727	39,828	28,796	94,486
Class I	181,860	31,906	286,226	342,382
Class R6	—	—	25	—
Class S	9,349	66,767	10,318	19,578
Class S2	1,892	409	1,113	1,574
Shareholder reporting expense	15,084	9,895	26,676	18,100
Professional fees	37,288	17,352	54,798	74,815
Custody and accounting expense	50,120	11,745	36,360	45,370
Directors fees	5,668	3,158	12,060	17,678
Miscellaneous expense	30,249	9,518	28,118	49,044
Interest expense	—	—	89	2,622
Total expenses	1,944,488	1,587,395	4,246,737	6,385,294
Waived and reimbursed fees	(365,293)	(181,472)	(204,860)	(567,669)
Brokerage commission recapture	—	(2,212)	—	—
Net expenses	1,579,195	1,403,711	4,041,877	5,817,625
Net investment income (loss)	4,215,654	939,804	(1,295,520)	(2,713,563)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	11,653,215	26,957,334	204,098,328	152,910,748
Forward foreign currency contracts	(508,288)	—	—	—
Foreign currency related transactions	1,693	—	—	2,065
Futures	(9,924)	—	—	—
Net realized gain	11,136,696	26,957,334	204,098,328	152,912,813
Net change in unrealized appreciation (depreciation) on:
Investments	7,163,516	(27,042,736)	(95,931,172)	(84,375,730)
Forward foreign currency contracts	(278,693)	—	—	—
Foreign currency related transactions	7,132	—	—	824
Futures	16,201	—	—	—
Net change in unrealized appreciation (depreciation)	6,908,156	(27,042,736)	(95,931,172)	(84,374,906)
Net realized and unrealized gain (loss)	18,044,852	(85,402)	108,167,156	68,537,907
Increase in net assets resulting from operations	$22,260,506	$854,402	$106,871,636	$65,824,344
* Foreign taxes withheld	$40,275	$—	$3,197	$40,870

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya		Voya Global
	Global Bond Portfolio		Insights Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$2,052,358	$3,877,044	$4,963,939	$5,227,914
Net realized gain (loss)	935,205	(3,523,845)	48,080,557	83,747,240
Net change in unrealized appreciation (depreciation)	4,869,706	(1,444,380)	52,274,804	11,940,679
Increase (decrease) in net assets resulting from operations	7,857,269	(1,091,181)	105,319,300	100,915,833

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(205,404)	—	—	(70,993,564)
Class I	(1,359,648)	(243,127)	—	(512,705,989)
Class S	(326,927)	(10,523)	—	(71,369,455)
Class S2	—	—	—	(1,836,836)
Return of capital:
Class ADV	—	(495,358)	—	—
Class I	—	(2,904,926)	—	—
Class S	—	(841,534)	—	—
Total distributions	(1,891,979)	(4,495,468)	—	(656,905,844)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,996,520	7,647,507	2,177,473	7,153,669
Reinvestment of distributions	1,891,979	4,493,800	—	656,905,844
	6,888,499	12,141,307	2,177,473	664,059,513
Cost of shares redeemed	(9,821,984)	(20,548,455)	(79,417,405)	(191,436,881)
Net increase (decrease) in net assets resulting from capital share transactions	(2,933,485)	(8,407,148)	(77,239,932)	472,622,632
Net increase (decrease) in net assets	3,031,805	(13,993,797)	28,079,368	(83,367,379)

NET ASSETS:
Beginning of year or period	101,514,887	115,508,684	1,100,791,726	1,184,159,105
End of year or period	$104,546,692	$101,514,887	$1,128,871,094	$1,100,791,726

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya		VY® American
	International High Dividend		Century Small-Mid
	Low Volatility Portfolio		Cap Value Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$7,347,602	$12,444,790	$2,188,671	$4,225,606
Net realized gain	19,571,000	19,160,648	5,485,413	21,382,629
Net change in unrealized appreciation
(depreciation)	43,202,814	(9,198,188)	(8,460,721)	(2,134,267)
Increase (decrease) in net assets resulting from operations	70,121,416	22,407,250	(786,637)	23,473,968

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,084,610)	—	(4,793,420)
Class I	—	(4,844,087)	—	(5,412,824)
Class S	—	(8,049,465)	—	(3,636,062)
Class S2	—	(8,740)	—	(85,450)
Total distributions	—	(13,986,902)	—	(13,927,756)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	25,620,183	12,045,405	6,090,084	14,565,301
Reinvestment of distributions	—	13,986,902	—	13,927,756
	25,620,183	26,032,307	6,090,084	28,493,057
Cost of shares redeemed	(57,174,207)	(64,777,351)	(22,392,108)	(58,885,377)
Net decrease in net assets resulting from capital share transactions	(31,554,024)	(38,745,044)	(16,302,024)	(30,392,320)
Net increase (decrease) in net assets	38,567,392	(30,324,696)	(17,088,661)	(20,846,108)

NET ASSETS:
Beginning of year or period	294,280,942	324,605,638	296,945,495	317,791,603
End of year or period	$332,848,334	$294,280,942	$279,856,834	$296,945,495

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Baron		VY® Columbia
	Growth Portfolio		Contrarian Core Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income (loss)	$(302,818)	$835,307	$21,015	$180,213
Net realized gain	50,376,818	73,892,458	2,807,943	6,708,629
Net change in unrealized appreciation (depreciation)	(64,350,839)	(53,863,801)	1,455,483	8,125,959
Increase (decrease) in net assets resulting from operations	(14,276,839)	20,863,964	4,284,441	15,014,801

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(5,481,457)	—	(913,679)
Class I	—	(4,712,343)	—	(177,282)
Class R6	—	(1,540,840)	—	—
Class S	—	(9,071,555)	—	(599,006)
Class S2	—	(111,688)	—	—
Total distributions	—	(20,917,883)	—	(1,689,967)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,327,019	10,795,488	2,692,778	10,361,113
Reinvestment of distributions	—	20,917,883	—	1,689,967
	4,327,019	31,713,371	2,692,778	12,051,080
Cost of shares redeemed	(42,904,425)	(90,098,720)	(7,346,838)	(12,860,734)
Net decrease in net assets resulting from capital share transactions	(38,577,406)	(58,385,349)	(4,654,060)	(809,654)
Net increase (decrease) in net assets	(52,854,245)	(58,439,268)	(369,619)	12,515,180

NET ASSETS:
Beginning of year or period	437,625,600	496,064,868	76,790,644	64,275,464
End of year or period	$384,771,355	$437,625,600	$76,421,025	$76,790,644

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY®
	Columbia Small Cap		VY® Invesco
	Value II Portfolio		Comstock Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$474,876	$813,790	$1,911,379	$3,792,712
Net realized gain	2,689,957	24,009,837	13,377,149	30,322,294
Net change in unrealized appreciation (depreciation)	(7,152,542)	(10,044,050)	1,623,888	45,797
Increase (decrease) in net assets resulting from operations	(3,987,709)	14,779,577	16,912,416	34,160,803

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,556,723)	—	(3,247,125)
Class I	—	(3,745,164)	—	(11,999,703)
Class R6	—	(896,943)	—	—
Class S	—	(6,708,363)	—	(9,781,006)
Class S2	—	(167,853)	—	—
Total distributions	—	(14,075,046)	—	(25,027,834)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,829,792	11,891,344	12,331,656	19,114,608
Reinvestment of distributions	—	14,075,046	—	25,027,834
	4,829,792	25,966,390	12,331,656	44,142,442
Cost of shares redeemed	(33,463,474)	(46,285,909)	(19,005,638)	(75,020,669)
Net decrease in net assets resulting from capital share transactions	(28,633,682)	(20,319,519)	(6,673,982)	(30,878,227)
Net increase (decrease) in net assets	(32,621,391)	(19,614,988)	10,238,434	(21,745,258)

NET ASSETS:
Beginning of year or period	134,108,552	153,723,540	232,769,887	254,515,145
End of year or period	$101,487,161	$134,108,552	$243,008,321	$232,769,887

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY®		VY®
	Invesco Equity and		JPMorgan Mid Cap
	Income Portfolio		Value Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$4,215,654	$15,414,548	$939,804	$2,299,965
Net realized gain	11,136,696	127,828,320	26,957,334	35,073,768
Net change in unrealized appreciation (depreciation)	6,908,156	(48,905,616)	(27,042,736)	2,890,716
Increase in net assets resulting from operations	22,260,506	94,337,252	854,402	40,264,449

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(4,056,545)	—	(4,478,035)
Class I	—	(40,887,652)	—	(4,894,616)
Class S	—	(21,788,848)	—	(7,886,381)
Class S2	—	(17,167,665)	—	(49,084)
Total distributions	—	(83,900,710)	—	(17,308,116)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,013,764	7,697,397	4,406,864	9,282,518
Reinvestment of distributions	—	83,900,710	—	17,308,116
	5,013,764	91,598,107	4,406,864	26,590,634
Cost of shares redeemed	(34,623,678)	(665,533,256)	(50,918,277)	(72,592,527)
Net decrease in net assets resulting from capital share transactions	(29,609,914)	(573,935,149)	(46,511,413)	(46,001,893)
Net decrease in net assets	(7,349,408)	(563,498,607)	(45,657,011)	(23,045,560)

NET ASSETS:
Beginning of year or period	464,030,035	1,027,528,642	289,421,240	312,466,800
End of year or period	$456,680,627	$464,030,035	$243,764,229	$289,421,240

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY®
	T. Rowe Price Diversified Mid Cap		VY® T. Rowe Price
	Growth Portfolio		Growth Equity Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment loss	$(1,295,520)	$(1,994,912)	$(2,713,563)	$(5,417,638)
Net realized gain	204,098,328	131,237,630	152,912,813	287,965,604
Net change in unrealized appreciation (depreciation)	(95,931,172)	106,472,386	(84,374,906)	111,316,168
Increase in net assets resulting from operations	106,871,636	235,715,104	65,824,344	393,864,134

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(8,960,523)	—	(36,887,816)
Class I	—	(86,206,752)	—	(111,056,945)
Class R6	—	(13,548,558)	—	—
Class S	—	(3,256,156)	—	(6,314,623)
Class S2	—	(373,484)	—	(673,018)
Total distributions	—	(112,345,473)	—	(154,932,402)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	34,146,607	69,907,104	16,814,602	41,913,544
Reinvestment of distributions	—	112,345,473	—	154,932,402
	34,146,607	182,252,577	16,814,602	196,845,946
Cost of shares redeemed	(304,356,474)	(198,832,944)	(206,193,509)	(330,574,230)
Net decrease in net assets resulting from capital share transactions	(270,209,867)	(16,580,367)	(189,378,907)	(133,728,284)
Net increase (decrease) in net assets	(163,338,231)	106,789,264	(123,554,563)	105,203,448

NET ASSETS:
Beginning of year or period	1,148,637,881	1,041,848,617	1,559,548,415	1,454,344,967
End of year or period	$985,299,650	$1,148,637,881	$1,435,993,852	$1,559,548,415

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Global Bond Portfolio(5)
Class ADV
06-30-25+	7.80	0.14	•	0.46	0.60	0.13	—	—	0.13	—	8.27	7.78	1.37	1.17	1.17	3.66	12,608	90
12-31-24	8.22	0.26	•	(0.38)	(0.12)	—	—	0.30	0.30	—	7.80	(1.44)	1.36	1.17	1.17	3.22	12,275	149
12-31-23	8.04	0.25	•	0.19	0.44	0.19	—	0.07	0.26	—	8.22	5.62	1.35	1.17	1.17	3.18	13,790	264
12-31-22	10.13	0.21	•	(2.10)	(1.89)	—	—	0.20	0.20	—	8.04	(18.75)	1.31	1.17	1.17	2.38	14,350	194
12-31-21	11.28	0.27	•	(0.85)	(0.58)	0.49	—	0.08	0.57	—	10.13	(5.21)	1.30	1.17	1.17	2.54	19,156	144
12-31-20	10.64	0.28		0.62	0.90	0.26	—	—	0.26	—	11.28	8.58	1.28	1.17	1.17	2.50	21,097	150
Class I
06-30-25+	7.95	0.17	•	0.45	0.62	0.15	—	—	0.15	—	8.42	7.93	0.87	0.67	0.67	4.16	74,703	90
12-31-24	8.38	0.30	•	(0.38)	(0.08)	0.03	—	0.32	0.35	—	7.95	(0.97)	0.86	0.67	0.67	3.72	70,016	149
12-31-23	8.19	0.34	•	0.16	0.50	0.24	—	0.07	0.31	—	8.38	6.24	0.85	0.67	0.67	4.20	79,766	264
12-31-22	10.32	0.25	•	(2.13)	(1.88)	—	—	0.25	0.25	—	8.19	(18.35)	0.81	0.67	0.67	2.88	83,034	194
12-31-21	11.49	0.33	•	(0.87)	(0.54)	0.55	—	0.08	0.63	—	10.32	(4.78)	0.80	0.67	0.67	3.04	110,162	144
12-31-20	10.83	0.33	•	0.64	0.97	0.31	—	—	0.31	—	11.49	9.20	0.78	0.67	0.67	3.00	125,244	150
Class S
06-30-25+	7.94	0.16	•	0.45	0.61	0.14	—	—	0.14	—	8.41	7.81	1.12	0.92	0.92	3.90	17,236	90
12-31-24	8.37	0.28	•	(0.38)	(0.10)	0.01	—	0.32	0.33	—	7.94	(1.22)	1.11	0.92	0.92	3.48	19,224	149
12-31-23	8.18	0.12	•	0.36	0.48	0.22	—	0.07	0.29	—	8.37	5.97	1.10	0.92	0.92	1.51	21,952	264
12-31-22	10.30	0.23	•	(2.12)	(1.89)	—	—	0.23	0.23	—	8.18	(18.49)	1.06	0.92	0.92	2.63	22,191	194
12-31-21	11.47	0.30	•	(0.87)	(0.57)	0.52	—	0.08	0.60	—	10.30	(5.03)	1.05	0.92	0.92	2.79	29,562	144
12-31-20	10.82	0.31		0.63	0.94	0.29	—	—	0.29	—	11.47	8.85	1.03	0.92	0.92	2.75	33,183	150
Voya Global Insights Portfolio
Class ADV
06-30-25+	7.47	0.02	•	0.72	0.74	—	—	—	—	—	8.21	9.91	1.36	1.25	1.25	0.50	110,411	37
12-31-24	16.32	0.00	*•	0.71	0.71	—	9.56	—	9.56	—	7.47	8.82	1.37	1.26	1.26	0.04	107,408	126
12-31-23	13.99	(0.06	)•	4.40	4.34	—	2.01	—	2.01	—	16.32	31.96	1.36	1.30	1.30	(0.41)	114,505	107
12-31-22	24.55	(0.06	)•	(7.57)	(7.63)	—	2.93	—	2.93	—	13.99	(32.28)	1.35	1.30	1.30	(0.38)	93,472	13
12-31-21	22.38	(0.19	)•	3.51	3.32	—	1.15	—	1.15	—	24.55	14.80	1.33	1.30	1.30	(0.80)	149,741	7
12-31-20	18.41	(0.10	)•	4.91	4.81	0.13	0.71	—	0.84	—	22.38	27.19	1.35	1.30	1.30	(0.53)	131,946	8
Class I
06-30-25+	9.38	0.05	•	0.91	0.96	—	—	—	—	—	10.34	10.24	0.86	0.75	0.75	1.00	913,484	37
12-31-24	17.99	0.07	•	0.88	0.95	—	9.56	—	9.56	—	9.38	9.43	0.87	0.76	0.76	0.53	887,328	126
12-31-23	15.20	0.02	•	4.79	4.81	0.01	2.01	—	2.02	—	17.99	32.54	0.86	0.80	0.80	0.10	940,045	107
12-31-22	26.21	0.02	•	(8.10)	(8.08)	—	2.93	—	2.93	—	15.20	(31.93)	0.85	0.80	0.80	0.12	852,916	13
12-31-21	23.71	(0.08	)•	3.73	3.65	—	1.15	—	1.15	—	26.21	15.37	0.83	0.80	0.80	(0.30)	1,381,312	7
12-31-20	19.46	(0.01	)•	5.20	5.19	0.23	0.71	—	0.94	—	23.71	27.78	0.85	0.80	0.80	(0.03)	1,332,750	8
Class S
06-30-25+	7.88	0.03	•	0.77	0.80	—	—	—	—	—	8.68	10.15	1.11	1.00	1.00	0.75	102,259	37
12-31-24	16.66	0.04	•	0.74	0.78	—	9.56	—	9.56	—	7.88	9.09	1.12	1.01	1.01	0.29	103,333	126
12-31-23	14.22	(0.02	)•	4.47	4.45	—	2.01	—	2.01	—	16.66	32.24	1.11	1.05	1.05	(0.15)	127,024	107
12-31-22	24.83	(0.02	)•	(7.66)	(7.68)	—	2.93	—	2.93	—	14.22	(32.10)	1.10	1.05	1.05	(0.13)	108,045	13
12-31-21	22.56	(0.13	)•	3.55	3.42	—	1.15	—	1.15	—	24.83	15.13	1.08	1.05	1.05	(0.55)	185,986	7
12-31-20	18.56	(0.05	)•	4.94	4.89	0.18	0.71	—	0.89	—	22.56	27.43	1.10	1.05	1.05	(0.28)	188,985	8
Class S2
06-30-25+	6.85	0.02	•	0.66	0.68	—	—	—	—	—	7.53	9.93	1.26	1.15	1.15	0.60	2,717	37
12-31-24	15.73	0.02	•	0.66	0.68	—	9.56	—	9.56	—	6.85	9.00	1.27	1.16	1.16	0.14	2,724	126
12-31-23	13.53	(0.05	)•	4.26	4.21	—	2.01	—	2.01	—	15.73	32.10	1.26	1.20	1.20	(0.31)	2,586	107

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Global Insights Portfolio (continued)
Class S2 (continued)
12-31-22	23.85	(0.04	)•	(7.35)	(7.39)	—	2.93	—	2.93	—	13.53	(32.21)	1.25	1.20	1.20	(0.27)	2,205	13
12-31-21	21.75	(0.16	)•	3.41	3.25	—	1.15	—	1.15	—	23.85	14.91	1.23	1.20	1.20	(0.69)	4,152	7
12-31-20	17.89	(0.07	)•	4.77	4.70	0.13	0.71	—	0.84	—	21.75	27.33	1.25	1.20	1.20	(0.42)	4,266	8
Voya International High Dividend Low Volatility Portfolio
Class ADV
06-30-25+	10.03	0.27	•	2.34	2.61	—	—	—	—	—	12.64	26.02	1.25	1.25	1.25	4.84	37,727	49
12-31-24	9.81	0.37	•	0.30	0.67	0.45	—	—	0.45	—	10.03	6.82	1.25	1.25	1.25	3.61	23,774	71
12-31-23	8.95	0.32	•	0.93	1.25	0.39	—	—	0.39	—	9.81	14.24	1.24	1.24	1.24	3.38	24,515	73
12-31-22	10.31	0.31	•	(1.28)	(0.97)	0.39	—	—	0.39	—	8.95	(9.34)	1.22	1.22	1.22	3.39	24,167	67
12-31-21	9.43	0.28	•	0.80	1.08	0.20	—	—	0.20	—	10.31	11.50	1.23	1.23	1.23	2.75	27,021	73
12-31-20	11.36	0.19		(0.49)	(0.30)	0.32	1.31	—	1.63	—	9.43	(1.17)	1.24	1.24	1.24	1.86	26,702	74
Class I
06-30-25+	10.16	0.29	•	2.40	2.69	—	—	—	—	—	12.85	26.48	0.75	0.75	0.75	5.01	103,587	49
12-31-24	9.94	0.42	•	0.30	0.72	0.50	—	—	0.50	—	10.16	7.23	0.75	0.75	0.75	4.10	100,394	71
12-31-23	9.06	0.37	•	0.95	1.32	0.44	—	—	0.44	—	9.94	14.87	0.74	0.74	0.74	3.87	106,170	73
12-31-22	10.44	0.36	•	(1.30)	(0.94)	0.44	—	—	0.44	—	9.06	(8.90)	0.72	0.72	0.72	3.92	107,060	67
12-31-21	9.54	0.33	•	0.82	1.15	0.25	—	—	0.25	—	10.44	12.08	0.73	0.73	0.73	3.25	125,719	73
12-31-20	11.49	0.25		(0.51)	(0.26)	0.38	1.31	—	1.69	—	9.54	(0.71)	0.74	0.74	0.74	2.37	122,082	74
Class S
06-30-25+	10.10	0.27	•	2.38	2.65	—	—	—	—	—	12.75	26.24	1.00	1.00	1.00	4.84	191,413	49
12-31-24	9.87	0.40	•	0.30	0.70	0.47	—	—	0.47	—	10.10	7.09	1.00	1.00	1.00	3.92	170,018	71
12-31-23	9.00	0.34	•	0.94	1.28	0.41	—	—	0.41	—	9.87	14.52	0.99	0.99	0.99	3.62	193,729	73
12-31-22	10.36	0.34	•	(1.29)	(0.95)	0.41	—	—	0.41	—	9.00	(9.07)	0.97	0.97	0.97	3.68	204,207	67
12-31-21	9.47	0.30	•	0.82	1.12	0.23	—	—	0.23	—	10.36	11.79	0.98	0.98	0.98	3.00	258,075	73
12-31-20	11.41	0.22		(0.50)	(0.28)	0.35	1.31	—	1.66	—	9.47	(0.94)	0.99	0.99	0.99	2.12	268,402	74
Class S2
06-30-25+	10.25	0.27	•	2.41	2.68	—	—	—	—	—	12.93	26.15	1.15	1.15	1.15	4.76	122	49
12-31-24	10.01	0.40	•	0.29	0.69	0.45	—	—	0.45	—	10.25	6.95	1.15	1.15	1.15	3.87	95	71
12-31-23	9.08	0.30	•	0.98	1.28	0.35	—	—	0.35	—	10.01	14.29	1.14	1.14	1.14	3.12	192	73
12-31-22	10.47	0.32	•	(1.30)	(0.98)	0.41	—	—	0.41	—	9.08	(9.30)	1.12	1.12	1.12	3.50	394	67
12-31-21	9.56	0.29	•	0.82	1.11	0.20	—	—	0.20	—	10.47	11.67	1.13	1.13	1.13	2.85	390	73
12-31-20	11.52	0.18	•	(0.48)	(0.30)	0.35	1.31	—	1.66	—	9.56	(1.15)	1.14	1.14	1.14	1.92	334	74
VY® American Century Small-Mid Cap Value Portfolio
Class ADV
06-30-25+	10.30	0.06	•	(0.10)	(0.04)	—	—	—	—	—	10.26	(0.39)	1.61	1.35	1.35	1.29	93,171	34
12-31-24	10.03	0.12	•	0.64	0.76	0.14	0.35	—	0.49	—	10.30	7.71	1.63	1.35	1.35	1.13	98,760	51
12-31-23	10.82	0.12	•	0.76	0.88	0.21	1.46	—	1.67	—	10.03	8.52	1.64	1.35	1.35	1.16	101,672	46
12-31-22	14.21	0.12	•	(0.91)	(0.79)	0.14	2.46	—	2.60	—	10.82	(5.85)	1.81	1.35	1.35	1.01	98,642	66
12-31-21	11.27	0.09	•	2.94	3.03	0.09	—	—	0.09	—	14.21	26.94	1.80	1.35	1.35	0.67	110,892	55
12-31-20	11.12	0.11		0.22	0.33	0.12	0.06	—	0.18	—	11.27	3.35	1.86	1.35	1.35	0.92	96,609	70
Class I
06-30-25+	11.56	0.10	•	(0.11)	(0.01)	—	—	—	—	—	11.55	(0.09)	1.11	0.85	0.85	1.79	110,672	34
12-31-24	11.20	0.19	•	0.72	0.91	0.20	0.35	—	0.55	—	11.56	8.20	1.13	0.85	0.85	1.62	116,322	51
12-31-23	11.90	0.19	•	0.84	1.03	0.27	1.46	—	1.73	—	11.20	9.09	1.14	0.85	0.85	1.63	128,382	46
12-31-22	15.36	0.20	•	(0.99)	(0.79)	0.21	2.46	—	2.67	—	11.90	(5.38)	1.31	0.85	0.85	1.51	165,702	66
12-31-21	12.16	0.17	•	3.17	3.34	0.14	—	—	0.14	—	15.36	27.57	1.30	0.85	0.85	1.17	186,365	55

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

VY® American Century Small-Mid Cap Value Portfolio (continued)
Class I (continued)
12-31-20	11.99	0.16		0.25	0.41	0.18	0.06	—	0.24	—	12.16	3.84	1.36	0.85	0.85	1.42	161,201	70
Class S
06-30-25+	11.28	0.08	•	(0.11)	(0.03)	—	—	—	—	—	11.25	(0.27)	1.36	1.10	1.10	1.54	74,366	34
12-31-24	10.93	0.15	•	0.72	0.87	0.17	0.35	—	0.52	—	11.28	8.02	1.38	1.10	1.10	1.38	80,028	51
12-31-23	11.65	0.16	•	0.82	0.98	0.24	1.46	—	1.70	—	10.93	8.77	1.39	1.10	1.10	1.41	85,925	46
12-31-22	15.09	0.17	•	(0.98)	(0.81)	0.17	2.46	—	2.63	—	11.65	(5.60)	1.56	1.10	1.10	1.26	89,431	66
12-31-21	11.95	0.13	•	3.13	3.26	0.12	—	—	0.12	—	15.09	27.30	1.55	1.10	1.10	0.92	100,022	55
12-31-20	11.79	0.13		0.24	0.37	0.15	0.06	—	0.21	—	11.95	3.52	1.61	1.10	1.10	1.17	85,902	70
Class S2
06-30-25+	10.31	0.07	•	(0.10)	(0.03)	—	—	—	—	—	10.28	(0.29)	1.51	1.25	1.25	1.37	1,648	34
12-31-24	10.04	0.13	•	0.64	0.77	0.15	0.35	—	0.50	—	10.31	7.81	1.53	1.25	1.25	1.22	1,836	51
12-31-23	10.83	0.13	•	0.76	0.89	0.22	1.46	—	1.68	—	10.04	8.59	1.54	1.25	1.25	1.27	1,812	46
12-31-22	14.22	0.13	•	(0.92)	(0.79)	0.14	2.46	—	2.60	—	10.83	(5.77)	1.71	1.25	1.25	1.08	1,653	66
12-31-21	11.26	0.10	•	2.95	3.05	0.09	—	—	0.09	—	14.22	27.11	1.70	1.25	1.25	0.74	2,415	55
12-31-20	11.12	0.10	•	0.23	0.33	0.13	0.06	—	0.19	—	11.26	3.40	1.76	1.25	1.25	1.02	3,328	70
VY® Baron Growth Portfolio
Class ADV
06-30-25+	20.13	(0.04	)•	(0.64)	(0.68)	—	—	—	—	—	19.45	(3.38)	1.62	1.49	1.49	(0.43)	86,451	7
12-31-24	20.39	(0.02	)•	0.87	0.85	—	1.11	—	1.11	—	20.13	4.36	1.62	1.50	1.50	(0.10)	97,072	4
12-31-23	19.05	(0.09	)•	2.82	2.73	—	1.39	—	1.39	—	20.39	14.56	1.62	1.50	1.50	(0.47)	107,138	1
12-31-22	28.60	(0.10	)•	(6.63)	(6.73)	—	2.82	—	2.82	—	19.05	(23.90)	1.59	1.49	1.49	(0.46)	99,639	1
12-31-21	25.98	(0.22	)•	5.28	5.06	—	2.44	—	2.44	—	28.60	20.14	1.59	1.49	1.49	(0.82)	140,345	1
12-31-20	19.55	(0.17)		6.60	6.43	—	—	—	—	—	25.98	32.89	1.64	1.49	1.49	(0.80)	122,298	1
Class I
06-30-25+	26.75	0.01	•	(0.85)	(0.84)	—	—	—	—	—	25.91	(3.14)	1.12	0.99	0.99	0.06	93,580	7
12-31-24	26.60	0.11	•	1.15	1.26	—	1.11	—	1.11	—	26.75	4.89	1.12	1.00	1.00	0.40	111,696	4
12-31-23	24.36	0.01	•	3.62	3.63	—	1.39	—	1.39	—	26.60	15.10	1.12	1.00	1.00	0.03	126,519	1
12-31-22	35.40	0.01	•	(8.23)	(8.22)	—	2.82	—	2.82	—	24.36	(23.50)	1.09	0.99	0.99	0.03	122,511	1
12-31-21	31.49	(0.11	)•	6.46	6.35	—	2.44	—	2.44	—	35.40	20.73	1.09	0.99	0.99	(0.32)	177,254	1
12-31-20	23.58	(0.08)		7.99	7.91	—	—	—	—	—	31.49	33.55	1.14	0.99	0.99	(0.30)	164,347	1
Class R6
06-30-25+	26.80	0.01	•	(0.85)	(0.84)	—	—	—	—	—	25.96	(3.14)	0.99	0.99	0.99	0.07	30,252	7
12-31-24	26.64	0.11	•	1.16	1.27	—	1.11	—	1.11	—	26.80	4.92	0.98	0.98	0.98	0.41	35,984	4
12-31-23	24.39	0.01	•	3.63	3.64	—	1.39	—	1.39	—	26.64	15.12	0.99	0.99	0.99	0.05	41,144	1
12-31-22	35.44	0.02	•	(8.25)	(8.23)	—	2.82	—	2.82	—	24.39	(23.50)	0.98	0.98	0.98	0.06	38,747	1
12-31-21	31.52	(0.10	)•	6.46	6.36	—	2.44	—	2.44	—	35.44	20.74	0.97	0.97	0.97	(0.30)	50,410	1
12-31-20	23.60	(0.07)		7.99	7.92	—	—	—	—	—	31.52	33.56	0.99	0.99	0.99	(0.30)	44,926	1
Class S
06-30-25+	23.54	(0.02	)•	(0.75)	(0.77)	—	—	—	—	—	22.77	(3.27)	1.37	1.24	1.24	(0.18)	172,428	7
12-31-24	23.59	0.04	•	1.02	1.06	—	1.11	—	1.11	—	23.54	4.66	1.37	1.25	1.25	0.15	190,790	4
12-31-23	21.80	(0.05	)•	3.23	3.18	—	1.39	—	1.39	—	23.59	14.80	1.37	1.25	1.25	(0.22)	219,006	1
12-31-22	32.13	(0.05	)•	(7.46)	(7.51)	—	2.82	—	2.82	—	21.80	(23.69)	1.34	1.24	1.24	(0.21)	203,579	1
12-31-21	28.85	(0.17	)•	5.89	5.72	—	2.44	—	2.44	—	32.13	20.43	1.34	1.24	1.24	(0.57)	282,227	1
12-31-20	21.65	(0.13)		7.33	7.20	—	—	—	—	—	28.85	33.26	1.39	1.24	1.24	(0.55)	261,358	1
Class S2
06-30-25+	20.78	(0.03	)•	(0.66)	(0.69)	—	—	—	—	—	20.09	(3.32)	1.52	1.39	1.39	(0.31)	2,061	7

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

VY® Baron Growth Portfolio (continued)
Class S2 (continued)
12-31-24	20.99	0.01	•	0.89	0.90	—	1.11	—	1.11	—	20.78	4.47	1.52	1.40	1.40	0.03	2,083	4
12-31-23	19.56	(0.08	)•	2.90	2.82	—	1.39	—	1.39	—	20.99	14.65	1.52	1.40	1.40	(0.37)	2,258	1
12-31-22	29.23	(0.08	)•	(6.77)	(6.85)	—	2.82	—	2.82	—	19.56	(23.79)	1.49	1.39	1.39	(0.36)	2,092	1
12-31-21	26.48	(0.21	)•	5.40	5.19	—	2.44	—	2.44	—	29.23	20.25	1.49	1.39	1.39	(0.73)	2,681	1
12-31-20	19.91	(0.15)		6.72	6.57	—	—	—	—	—	26.48	33.00	1.54	1.39	1.39	(0.69)	2,963	1
VY® Columbia Contrarian Core Portfolio
Class ADV
06-30-25+	14.39	(0.01	)•	0.87	0.86	—	—	—	—	—	15.25	5.98	1.55	1.20	1.20	(0.08)	40,992	26
12-31-24	11.99	0.01	•	2.70	2.71	0.02	0.29	—	0.31	—	14.39	22.81	1.54	1.21	1.20	0.09	40,494	49
12-31-23	14.21	0.02	•	3.95	3.97	0.27	5.92	—	6.19	—	11.99	31.36	1.54	1.21	1.20	0.18	32,297	46
12-31-22	21.12	0.03	•	(3.75)	(3.72)	0.01	3.18	—	3.19	—	14.21	(18.85)	1.46	1.22	1.22	0.15	23,018	50
12-31-21	19.23	0.00	*•	4.42	4.42	0.05	2.48	—	2.53	—	21.12	23.62	1.48	1.23	1.23	0.01	31,288	54
12-31-20	16.38	0.06		3.33	3.39	—	0.54	—	0.54	—	19.23	21.22	1.54	1.23	1.22	0.36	26,173	91
Class I
06-30-25+	17.15	0.04	•	1.03	1.07	—	—	—	—	—	18.22	6.24	1.05	0.70	0.70	0.42	7,867	26
12-31-24	14.22	0.10	•	3.20	3.30	0.08	0.29	—	0.37	—	17.15	23.39	1.04	0.71	0.70	0.60	7,769	49
12-31-23	15.87	0.10	•	4.49	4.59	0.32	5.92	—	6.24	—	14.22	32.09	1.04	0.71	0.71	0.67	7,078	46
12-31-22	23.19	0.12	•	(4.15)	(4.03)	0.11	3.18	—	3.29	—	15.87	(18.51)	0.96	0.72	0.72	0.64	5,731	50
12-31-21	20.88	0.12	•	4.81	4.93	0.14	2.48	—	2.62	—	23.19	24.23	0.98	0.73	0.73	0.52	157,468	54
12-31-20	17.67	0.15	•	3.61	3.76	0.01	0.54	—	0.55	—	20.88	21.79	1.04	0.73	0.72	0.80	129,553	91
Class S
06-30-25+	16.07	0.01	•	0.97	0.98	—	—	—	—	—	17.05	6.10	1.30	0.95	0.95	0.17	27,562	26
12-31-24	13.35	0.05	•	3.00	3.05	0.04	0.29	—	0.33	—	16.07	23.07	1.29	0.96	0.95	0.35	28,528	49
12-31-23	15.24	0.06	•	4.28	4.34	0.31	5.92	—	6.23	—	13.35	31.76	1.29	0.96	0.95	0.43	24,900	46
12-31-22	22.39	0.07	•	(3.98)	(3.91)	0.06	3.18	—	3.24	—	15.24	(18.64)	1.21	0.97	0.97	0.40	18,315	50
12-31-21	20.24	0.06	•	4.66	4.72	0.09	2.48	—	2.57	—	22.39	23.94	1.23	0.98	0.98	0.26	23,775	54
12-31-20	17.18	0.11		3.49	3.60	—	0.54	—	0.54	—	20.24	21.45	1.29	0.98	0.97	0.61	20,139	91
VY® Columbia Small Cap Value II Portfolio
Class ADV
06-30-25+	15.97	0.05	•	(0.67)	(0.62)	—	—	—	—	—	15.35	(3.88)	1.51	1.43	1.43	0.67	21,519	57
12-31-24	16.10	0.04	•	1.63	1.67	0.27	1.53	—	1.80	—	15.97	11.04	1.49	1.43	1.42	0.27	24,128	81
12-31-23	15.27	0.11	•	1.91	2.02	0.03	1.16	—	1.19	—	16.10	13.57	1.50	1.42	1.40	0.70	25,025	73
12-31-22	20.83	0.01	•	(2.85)	(2.84)	—	2.72	—	2.72	—	15.27	(14.12)	1.49	1.42	1.41	0.07	28,968	56
12-31-21	15.65	(0.02	)•	5.30	5.28	0.03	0.07	—	0.10	—	20.83	33.85	1.47	1.42	1.42	(0.10)	39,427	56
12-31-20	15.06	0.03		1.17	1.20	0.05	0.56	—	0.61	—	15.65	9.28	1.51	1.42	1.41	0.18	24,162	47
Class I
06-30-25+	16.94	0.08	•	(0.69)	(0.61)	—	—	—	—	—	16.33	(3.60)	1.01	0.93	0.93	1.00	17,296	57
12-31-24	16.98	0.13	•	1.72	1.85	0.36	1.53	—	1.89	—	16.94	11.56	0.99	0.93	0.92	0.77	37,210	81
12-31-23	16.07	0.20	•	2.01	2.21	0.14	1.16	—	1.30	—	16.98	14.13	1.00	0.92	0.90	1.23	49,605	73
12-31-22	21.71	0.11	•	(2.98)	(2.87)	0.05	2.72	—	2.77	—	16.07	(13.67)	0.99	0.92	0.91	0.59	43,765	56
12-31-21	16.27	0.07	•	5.53	5.60	0.09	0.07	—	0.16	—	21.71	34.52	0.97	0.92	0.92	0.37	45,424	56
12-31-20	15.65	0.10		1.22	1.32	0.14	0.56	—	0.70	—	16.27	9.89	1.01	0.92	0.91	0.68	34,277	47
Class R6
06-30-25+	16.98	0.10	•	(0.71)	(0.61)	—	—	—	—	—	16.37	(3.59)	0.91	0.88	0.88	1.22	7,278	57
12-31-24	17.02	0.14	•	1.72	1.86	0.37	1.53	—	1.90	—	16.98	11.63	0.89	0.87	0.86	0.83	8,064	81
12-31-23	16.10	0.21	•	2.02	2.23	0.15	1.16	—	1.31	—	17.02	14.23	0.89	0.86	0.84	1.28	8,338	73

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

VY® Columbia Small Cap Value II Portfolio (continued)
Class R6 (continued)
12-31-22	21.74	0.12	•	(2.98)	(2.86)	0.06		2.72	—	2.78	—	16.10	(13.62)	0.89	0.86	0.85	0.65	9,533	56
12-31-21	16.29	0.10	•	5.51	5.61	0.09		0.07	—	0.16	—	21.74	34.57	0.89	0.86	0.86	0.49	12,560	56
12-31-20	15.66	0.10		1.23	1.33	0.14		0.56	—	0.70	—	16.29	9.94	0.91	0.88	0.87	0.71	6,983	47
Class S
06-30-25+	16.84	0.07	•	(0.70)	(0.63)	—		—	—	—	—	16.21	(3.74)	1.26	1.18	1.18	0.91	53,725	57
12-31-24	16.89	0.09	•	1.70	1.79	0.31		1.53	—	1.84	—	16.84	11.27	1.24	1.18	1.17	0.53	62,975	81
12-31-23	15.98	0.15	•	2.01	2.16	0.09		1.16	—	1.25	—	16.89	13.85	1.25	1.17	1.15	0.96	69,044	73
12-31-22	21.61	0.06	•	(2.97)	(2.91)	0.00	*	2.72	—	2.72	—	15.98	(13.91)	1.24	1.17	1.16	0.32	72,207	56
12-31-21	16.20	0.02	•	5.51	5.53	0.05		0.07	—	0.12	—	21.61	34.22	1.22	1.17	1.17	0.12	96,978	56
12-31-20	15.58	0.07		1.20	1.27	0.09		0.56	—	0.65	—	16.20	9.54	1.26	1.17	1.16	0.42	82,438	47
Class S2
06-30-25+	15.97	0.06	•	(0.66)	(0.60)	—		—	—	—	—	15.37	(3.76)	1.41	1.33	1.33	0.78	1,669	57
12-31-24	16.11	0.06	•	1.62	1.68	0.29		1.53	—	1.82	—	15.97	11.12	1.39	1.33	1.32	0.37	1,731	81
12-31-23	15.30	0.13	•	1.91	2.04	0.07		1.16	—	1.23	—	16.11	13.70	1.40	1.32	1.30	0.82	1,712	73
12-31-22	20.85	0.03		(2.86)	(2.83)	—		2.72	—	2.72	—	15.30	(14.06)	1.39	1.32	1.31	0.17	1,597	56
12-31-21	15.65	0.00	*	5.30	5.30	0.03		0.07	—	0.10	—	20.85	33.96	1.37	1.32	1.32	(0.01)	1,856	56
12-31-20	15.02	0.05		1.18	1.23	0.04		0.56	—	0.60	—	15.65	9.45	1.41	1.32	1.31	0.27	1,446	47
VY® Invesco Comstock Portfolio
Class ADV
06-30-25+	20.43	0.14	•	1.33	1.47	—		—	—	—	—	21.90	7.20	1.30	1.20	1.20	1.31	29,503	14
12-31-24	19.94	0.26	•	2.51	2.77	0.27		2.01	—	2.28	—	20.43	14.44	1.30	1.20	1.20	1.24	30,575	23
12-31-23	20.74	0.28	•	2.03	2.31	0.30		2.81	—	3.11	—	19.94	11.70	1.29	1.20	1.20	1.36	30,757	19
12-31-22	21.05	0.26	•	(0.24)	0.02	0.28		0.05	—	0.33	—	20.74	0.12	1.28	1.20	1.20	1.27	33,953	22
12-31-21	16.05	0.21	•	5.03	5.24	0.24		—	—	0.24	—	21.05	32.69	1.29	1.20	1.20	1.06	34,649	31
12-31-20	17.01	0.25		(0.46)	(0.21)	0.30		0.45	—	0.75	—	16.05	(0.74)	1.33	1.27	1.27	1.71	28,434	64
Class I
06-30-25+	20.71	0.19	•	1.35	1.54	—		—	—	—	—	22.25	7.44	0.80	0.70	0.70	1.82	118,165	14
12-31-24	20.17	0.37	•	2.56	2.93	0.38		2.01	—	2.39	—	20.71	15.05	0.80	0.70	0.70	1.72	109,517	23
12-31-23	20.94	0.38	•	2.06	2.44	0.40		2.81	—	3.21	—	20.17	12.25	0.79	0.70	0.70	1.87	134,901	19
12-31-22	21.25	0.37	•	(0.25)	0.12	0.38		0.05	—	0.43	—	20.94	0.63	0.78	0.70	0.70	1.74	141,023	22
12-31-21	16.20	0.31	•	5.09	5.40	0.35		—	—	0.35	—	21.25	33.33	0.79	0.70	0.70	1.58	178,856	31
12-31-20	17.19	0.32	•	(0.46)	(0.14)	0.40		0.45	—	0.85	—	16.20	(0.22)	0.83	0.77	0.77	2.25	114,569	64
Class S
06-30-25+	20.74	0.16	•	1.36	1.52	—		—	—	—	—	22.26	7.33	1.05	0.95	0.95	1.57	95,340	14
12-31-24	20.21	0.32	•	2.54	2.86	0.32		2.01	—	2.33	—	20.74	14.70	1.05	0.95	0.95	1.49	92,678	23
12-31-23	20.97	0.33	•	2.07	2.40	0.35		2.81	—	3.16	—	20.21	12.03	1.04	0.95	0.95	1.62	88,857	19
12-31-22	21.28	0.32	•	(0.25)	0.07	0.33		0.05	—	0.38	—	20.97	0.38	1.03	0.95	0.95	1.53	87,056	22
12-31-21	16.23	0.26	•	5.09	5.35	0.30		—	—	0.30	—	21.28	32.96	1.04	0.95	0.95	1.31	81,485	31
12-31-20	17.18	0.31		(0.48)	(0.17)	0.33		0.45	—	0.78	—	16.23	(0.47)	1.08	1.02	1.02	1.97	63,320	64
VY® Invesco Equity and Income Portfolio
Class ADV
06-30-25+	40.95	0.29	•	1.71	2.00	—		—	—	—	—	42.95	4.88	1.31	1.14	1.14	1.43	40,657	64
12-31-24	40.72	0.62	•	3.89	4.51	1.26		3.02	—	4.28	—	40.95	11.42	1.24	1.14	1.14	1.46	40,720	125
12-31-23	40.03	0.62	•	3.15	3.77	0.73		2.35	—	3.08	—	40.72	9.71	1.22	1.14	1.14	1.55	40,401	144
12-31-22	51.71	0.54	•	(4.68)	(4.14)	0.54		7.00	—	7.54	—	40.03	(8.07)	1.22	1.14	1.14	1.20	43,412	136
12-31-21	44.76	0.36	•	7.69	8.05	0.50		0.60	—	1.10	—	51.71	18.03	1.21	1.14	1.14	0.73	49,436	127

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

VY® Invesco Equity and Income Portfolio (continued)
Class ADV (continued)
12-31-20	43.36	0.58		3.25	3.83	0.59	1.84	—	2.43	—	44.76	9.62	1.21	1.14	1.14	1.34	42,053	90
Class I
06-30-25+	42.11	0.41	•	1.75	2.16	—	—	—	—	—	44.27	5.13	0.81	0.64	0.64	1.93	392,508	64
12-31-24	41.73	0.85	•	4.01	4.86	1.46	3.02	—	4.48	—	42.11	12.00	0.74	0.64	0.64	1.96	399,506	125
12-31-23	40.95	0.84	•	3.23	4.07	0.94	2.35	—	3.29	—	41.73	10.25	0.72	0.64	0.64	2.05	419,320	144
12-31-22	52.69	0.78	•	(4.77)	(3.99)	0.75	7.00	—	7.75	—	40.95	(7.60)	0.72	0.64	0.64	1.69	423,188	136
12-31-21	45.58	0.62	•	7.83	8.45	0.74	0.60	—	1.34	—	52.69	18.60	0.71	0.64	0.64	1.23	502,445	127
12-31-20	44.08	0.80		3.34	4.14	0.80	1.84	—	2.64	—	45.58	10.18	0.71	0.64	0.64	1.84	467,994	90
Class S
06-30-25+	41.59	0.35	•	1.73	2.08	—	—	—	—	—	43.67	5.00	1.06	0.89	0.89	1.69	19,393	64
12-31-24	41.32	0.76	•	3.94	4.70	1.41	3.02	—	4.43	—	41.59	11.71	0.99	0.89	0.89	1.78	19,710	125
12-31-23	40.58	0.73	•	3.19	3.92	0.83	2.35	—	3.18	—	41.32	9.97	0.97	0.89	0.89	1.80	316,937	144
12-31-22	52.29	0.66	•	(4.73)	(4.07)	0.64	7.00	—	7.64	—	40.58	(7.83)	0.97	0.89	0.89	1.44	346,982	136
12-31-21	45.24	0.49	•	7.77	8.26	0.61	0.60	—	1.21	—	52.29	18.31	0.96	0.89	0.89	0.97	437,821	127
12-31-20	43.79	0.70		3.28	3.98	0.69	1.84	—	2.53	—	45.24	9.88	0.96	0.89	0.89	1.59	436,888	90
Class S2
06-30-25+	40.63	0.31	•	1.69	2.00	—	—	—	—	—	42.63	4.92	1.21	1.02	1.02	1.55	4,123	64
12-31-24	40.48	0.69	•	3.83	4.52	1.35	3.02	—	4.37	—	40.63	11.53	1.14	1.02	1.02	1.65	4,094	125
12-31-23	39.81	0.66	•	3.13	3.79	0.77	2.35	—	3.12	—	40.48	9.83	1.12	1.02	1.02	1.67	250,871	144
12-31-22	51.45	0.59	•	(4.65)	(4.06)	0.58	7.00	—	7.58	—	39.81	(7.95)	1.12	1.02	1.02	1.31	265,672	136
12-31-21	44.52	0.42	•	7.64	8.06	0.53	0.60	—	1.13	—	51.45	18.17	1.11	1.02	1.02	0.84	320,526	127
12-31-20	43.13	0.63		3.23	3.86	0.63	1.84	—	2.47	—	44.52	9.76	1.11	1.02	1.02	1.46	308,786	90
VY® JPMorgan Mid Cap Value Portfolio
Class ADV
06-30-25+	15.30	0.04	•	(0.02)	0.02	—	—	—	—	—	15.32	0.13	1.50	1.36	1.36	0.53	72,466	17
12-31-24	14.29	0.08	•	1.83	1.91	0.10	0.80	—	0.90	—	15.30	13.71	1.50	1.36	1.36	0.50	76,216	26
12-31-23	14.51	0.09	•	1.33	1.42	0.12	1.52	—	1.64	—	14.29	10.28	1.51	1.35	1.35	0.62	75,703	10
12-31-22	19.24	0.11	•	(1.76)	(1.65)	0.11	2.97	—	3.08	—	14.51	(8.84)	1.50	1.38	1.38	0.64	79,578	13
12-31-21	15.51	0.05	•	4.43	4.48	0.05	0.70	—	0.75	—	19.24	29.15	1.49	1.38	1.38	0.28	93,649	22
12-31-20	17.15	0.09		(0.33)	(0.24)	0.11	1.29	—	1.40	—	15.51	0.08	1.51	1.38	1.38	0.58	79,036	18
Class I
06-30-25+	16.21	0.08	•	(0.02)	0.06	—	—	—	—	—	16.27	0.37	1.00	0.86	0.86	0.98	51,958	17
12-31-24	15.08	0.16	•	1.94	2.10	0.17	0.80	—	0.97	—	16.21	14.30	1.00	0.86	0.86	1.00	81,067	26
12-31-23	15.21	0.17	•	1.41	1.58	0.19	1.52	—	1.71	—	15.08	10.89	1.01	0.85	0.85	1.11	97,398	10
12-31-22	20.00	0.20	•	(1.83)	(1.63)	0.19	2.97	—	3.16	—	15.21	(8.39)	1.00	0.88	0.88	1.13	107,243	13
12-31-21	16.09	0.15	•	4.60	4.75	0.14	0.70	—	0.84	—	20.00	29.79	0.99	0.88	0.88	0.77	138,540	22
12-31-20	17.72	0.17		(0.33)	(0.16)	0.18	1.29	—	1.47	—	16.09	0.55	1.01	0.88	0.88	1.08	124,709	18
Class S
06-30-25+	15.87	0.06	•	(0.02)	0.04	—	—	—	—	—	15.91	0.25	1.25	1.11	1.11	0.77	118,764	17
12-31-24	14.78	0.12	•	1.90	2.02	0.13	0.80	—	0.93	—	15.87	14.04	1.25	1.11	1.11	0.75	131,293	26
12-31-23	14.95	0.13	•	1.37	1.50	0.15	1.52	—	1.67	—	14.78	10.54	1.26	1.10	1.10	0.87	138,590	10
12-31-22	19.72	0.15	•	(1.80)	(1.65)	0.15	2.97	—	3.12	—	14.95	(8.62)	1.25	1.13	1.13	0.89	153,670	13
12-31-21	15.87	0.10	•	4.54	4.64	0.09	0.70	—	0.79	—	19.72	29.51	1.24	1.13	1.13	0.53	188,813	22
12-31-20	17.51	0.13		(0.33)	(0.20)	0.15	1.29	—	1.44	—	15.87	0.28	1.26	1.13	1.13	0.83	169,728	18
Class S2
06-30-25+	15.27	0.04	•	(0.01)	0.03	—	—	—	—	—	15.30	0.20	1.40	1.26	1.26	0.57	576	17

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

VY® JPMorgan Mid Cap Value Portfolio (continued)
Class S2 (continued)
12-31-24	14.26	0.09		1.83	1.92	0.11		0.80	—	0.91	—	15.27	13.86	1.40	1.26	1.26	0.61	845	26
12-31-23	14.48	0.10		1.33	1.43	0.13		1.52	—	1.65	—	14.26	10.42	1.41	1.25	1.25	0.73	776	10
12-31-22	19.17	0.13		(1.77)	(1.64)	0.08		2.97	—	3.05	—	14.48	(8.82)	1.40	1.28	1.28	0.73	718	13
12-31-21	15.47	0.08		4.41	4.49	0.09		0.70	—	0.79	—	19.17	29.29	1.39	1.28	1.28	0.43	1,996	22
12-31-20	17.10	0.11		(0.33)	(0.22)	0.12		1.29	—	1.41	—	15.47	0.18	1.41	1.28	1.28	0.69	1,340	18
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio
Class ADV
06-30-25+	8.56	(0.03	)•	0.91	0.88	—		—	—	—	—	9.44	10.28	1.35	1.30	1.30	(0.71)	81,692	35
12-31-24	8.07	(0.05	)•	1.70	1.65	—		1.16	—	1.16	—	8.56	23.17	1.36	1.30	1.30	(0.65)	73,397	45
12-31-23	6.72	(0.03	)•	1.39	1.36	—		0.01	—	0.01	—	8.07	20.30	1.37	1.28	1.28	(0.47)	64,561	45
12-31-22	12.43	(0.04	)•	(2.84)	(2.88)	—		2.83	—	2.83	—	6.72	(24.63)	1.36	1.28	1.28	(0.45)	53,242	29
12-31-21	13.16	(0.12	)•	1.84	1.72	—		2.45	—	2.45	—	12.43	13.24	1.34	1.30	1.30	(0.91)	76,149	31
12-31-20	11.00	(0.05)		3.27	3.22	0.01		1.05	—	1.06	—	13.16	31.26	1.37	1.30	1.30	(0.49)	64,622	53
Class I
06-30-25+	11.43	(0.01	)•	1.20	1.19	—		—	—	—	—	12.62	10.41	0.85	0.80	0.80	(0.23)	756,685	35
12-31-24	10.34	(0.02	)•	2.27	2.25	—		1.16	—	1.16	—	11.43	23.92	0.86	0.80	0.80	(0.15)	914,315	45
12-31-23	8.56	0.00	*•	1.79	1.79	0.00	*	0.01	—	0.01	—	10.34	20.96	0.87	0.78	0.78	0.03	836,627	45
12-31-22	14.82	0.00	*•	(3.43)	(3.43)	—		2.83	—	2.83	—	8.56	(24.34)	0.86	0.78	0.78	0.05	841,674	29
12-31-21	15.20	(0.06	)•	2.13	2.07	0.00	*	2.45	—	2.45	—	14.82	13.80	0.84	0.80	0.80	(0.41)	1,214,371	31
12-31-20	12.50	(0.01	)•	3.77	3.76	0.01		1.05	—	1.06	—	15.20	31.84	0.87	0.80	0.80	(0.07)	1,179,581	53
Class R6
06-30-25+	11.46	(0.01	)•	1.21	1.20	—		—	—	—	—	12.66	10.47	0.77	0.77	0.77	(0.19)	115,936	35
12-31-24	10.37	(0.01	)•	2.26	2.25	—		1.16	—	1.16	—	11.46	23.84	0.77	0.76	0.76	(0.11)	128,959	45
12-31-23	8.58	0.01	•	1.79	1.80	0.00	*	0.01	—	0.01	—	10.37	21.03	0.77	0.75	0.75	0.07	109,932	45
12-31-22	14.84	0.01	•	(3.44)	(3.43)	—		2.83	—	2.83	—	8.58	(24.31)	0.77	0.75	0.75	0.08	89,811	29
12-31-21	15.22	(0.06	)•	2.13	2.07	—		2.45	—	2.45	—	14.84	13.80	0.76	0.76	0.76	(0.37)	118,927	31
12-31-20	12.51	(0.01)		3.78	3.77	0.01		1.05	—	1.06	—	15.22	31.90	0.77	0.77	0.77	(0.13)	109,585	53
Class S
06-30-25+	10.26	(0.02	)•	1.09	1.07	—		—	—	—	—	11.33	10.43	1.10	1.05	1.05	(0.47)	27,999	35
12-31-24	9.43	(0.04	)•	2.03	1.99	—		1.16	—	1.16	—	10.26	23.45	1.11	1.05	1.05	(0.40)	28,931	45
12-31-23	7.83	(0.02	)•	1.63	1.61	—		0.01	—	0.01	—	9.43	20.62	1.12	1.03	1.03	(0.22)	28,114	45
12-31-22	13.88	(0.02	)•	(3.20)	(3.22)	—		2.83	—	2.83	—	7.83	(24.47)	1.11	1.03	1.03	(0.22)	26,887	29
12-31-21	14.40	(0.10	)•	2.03	1.93	—		2.45	—	2.45	—	13.88	13.58	1.09	1.05	1.05	(0.66)	45,922	31
12-31-20	11.93	(0.03)		3.56	3.53	0.01		1.05	—	1.06	—	14.40	31.42	1.12	1.05	1.05	(0.30)	49,415	53
Class S2
06-30-25+	8.75	(0.03	)•	0.93	0.90	—		—	—	—	—	9.65	10.29	1.25	1.20	1.20	(0.62)	2,988	35
12-31-24	8.21	(0.05	)•	1.75	1.70	—		1.16	—	1.16	—	8.75	23.38	1.26	1.20	1.20	(0.55)	3,036	45
12-31-23	6.83	(0.03	)•	1.42	1.39	—		0.01	—	0.01	—	8.21	20.42	1.27	1.18	1.18	(0.37)	2,614	45
12-31-22	12.57	(0.04	)•	(2.87)	(2.91)	—		2.83	—	2.83	—	6.83	(24.60)	1.26	1.18	1.18	(0.41)	2,207	29
12-31-21	13.28	(0.11	)•	1.85	1.74	—		2.45	—	2.45	—	12.57	13.28	1.24	1.20	1.20	(0.82)	5,903	31
12-31-20	11.08	(0.05)		3.31	3.26	0.01		1.05	—	1.06	—	13.28	31.40	1.27	1.20	1.20	(0.46)	6,833	53
VY® T. Rowe Price Growth Equity Portfolio
Class ADV
06-30-25+	78.92	(0.29	)•	4.33	4.04	—		—	—	—	—	82.96	5.12	1.30	1.21	1.21	(0.77)	304,304	19
12-31-24	69.78	(0.57	)•	19.49	18.92	—		9.78	—	9.78	—	78.92	29.05	1.29	1.21	1.21	(0.74)	314,966	39
12-31-23	48.66	(0.41	)•	22.77	22.36	—		1.24	—	1.24	—	69.78	46.18	1.31	1.21	1.21	(0.67)	283,595	34

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

VY® T. Rowe Price Growth Equity Portfolio (continued)
Class ADV (continued)
12-31-22	102.35	(0.54	)•	(38.71)	(39.25)	—	14.44	—	14.44	—	48.66	(40.93)	1.30	1.23	1.23	(0.81)	210,945	30
12-31-21	93.76	(0.92	)•	19.06	18.14	—	9.55	—	9.55	—	102.35	19.54	1.30	1.23	1.23	(0.91)	394,504	28
12-31-20	71.90	(0.61)		25.93	25.32	—	3.46	—	3.46	—	93.76	36.00	1.31	1.23	1.23	(0.75)	362,950	36
Class I
06-30-25+	99.23	(0.13	)•	5.48	5.35	—	—	—		—	104.58	5.40	0.80	0.71	0.71	(0.27)	1,065,073	19
12-31-24	85.11	(0.23	)•	24.13	23.90	—	9.78	—	9.78	—	99.23	29.69	0.79	0.71	0.71	(0.24)	1,175,078	39
12-31-23	58.86	(0.12	)•	27.61	27.49	—	1.24	—	1.24	—	85.11	46.89	0.81	0.71	0.71	(0.17)	1,110,625	34
12-31-22	119.12	(0.24	)•	(45.58)	(45.82)	—	14.44	—	14.44	—	58.86	(40.66)	0.80	0.73	0.73	(0.31)	957,701	30
12-31-21	107.26	(0.48	)•	21.89	21.41	—	9.55	—	9.55	—	119.12	20.15	0.80	0.73	0.73	(0.41)	1,742,542	28
12-31-20	81.43	(0.24)		29.53	29.29	—	3.46	—	3.46	—	107.26	36.68	0.81	0.73	0.73	(0.25)	1,506,472	36
Class S
06-30-25+	89.20	(0.22	)•	4.91	4.69	—	—	—	—	—	93.89	5.26	1.05	0.96	0.96	(0.52)	62,158	19
12-31-24	77.57	(0.42	)•	21.83	21.41	—	9.78	—	9.78	—	89.20	29.36	1.04	0.96	0.96	(0.49)	63,729	39
12-31-23	53.85	(0.28	)•	25.24	24.96	—	1.24	—	1.24	—	77.57	46.55	1.06	0.96	0.96	(0.42)	54,637	34
12-31-22	110.92	(0.41	)•	(42.22)	(42.63)	—	14.44	—	14.44	—	53.85	(40.81)	1.05	0.98	0.98	(0.56)	39,165	30
12-31-21	100.68	(0.72	)•	20.51	19.79	—	9.55	—	9.55	—	110.92	19.85	1.05	0.98	0.98	(0.66)	72,845	28
12-31-20	76.79	(0.42	)•	27.77	27.35	—	3.46	—	3.46	—	100.68	36.36	1.06	0.98	0.98	(0.50)	74,335	36
Class S2
06-30-25+	82.30	(0.27	)•	4.53	4.26	—	—	—	—	—	86.56	5.18	1.20	1.11	1.11	(0.67)	4,459	19
12-31-24	72.33	(0.52	)•	20.27	19.75	—	9.78	—	9.78	—	82.30	29.18	1.19	1.11	1.11	(0.64)	5,775	39
12-31-23	50.36	(0.36	)•	23.57	23.21	—	1.24	—	1.24	—	72.33	46.30	1.21	1.11	1.11	(0.57)	5,487	34
12-31-22	105.14	(0.49	)•	(39.85)	(40.34)	—	14.44	—	14.44	—	50.36	(40.88)	1.20	1.13	1.13	(0.71)	3,544	30
12-31-21	95.99	(0.85	)•	19.55	18.70	—	9.55	—	9.55	—	105.14	19.68	1.20	1.13	1.13	(0.81)	6,338	28
12-31-20	73.47	(0.51	)•	26.49	25.98	—	3.46	—	3.46	—	95.99	36.13	1.21	1.13	1.13	(0.64)	5,735	36

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Ratios do not include expenses of the Underlying Funds.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-eight active separate investment series. The twelve series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Global Bond Portfolio (“Global Bond”), Voya Global Insights Portfolio (“Global Insights”), Voya International High Dividend Low Volatility Portfolio (“International High Dividend Low Volatility”), VY® American Century Small-Mid Cap Value Portfolio (“American Century Small-Mid Cap Value”), VY® Baron Growth Portfolio (“Baron Growth”), VY® Columbia Contrarian Core Portfolio (“Columbia Contrarian Core”), VY® Columbia Small Cap Value II Portfolio (“Columbia Small Cap Value II”), VY® Invesco Comstock Portfolio (“Invesco Comstock”), VY® Invesco Equity and Income Portfolio (“Invesco Equity and Income”), VY® JPMorgan Mid Cap Value Portfolio (“JPMorgan Mid Cap Value”), VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (“T. Rowe Price Diversified Mid Cap Growth”) and VY® T. Rowe Price Growth Equity Portfolio (“T. Rowe Price Growth Equity”). Each Portfolio is a diversified series of the Company, except T. Rowe Price Growth Equity, which is non-diversified. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Distributions are determined separately for each class based on income and expenses allocated to each class. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Global Bond and International High Dividend Low Volatility. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to

determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Global Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Invesco Comstock, Invesco Equity and Income, JPMorgan Mid Cap Value, T. Rowe Price Diversified Mid Cap Growth and T. Rowe Price Growth Equity. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of subchapter M of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F.  Use of Estimates. Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with GAAP for investment companies. Actual results could differ from these estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S.

dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2025, the maximum amount of loss that Global Bond, Invesco Comstock and Invesco Equity and Income would incur if their relevant counterparties failed to perform would be $1,951,477, $5,363 and $12,644 respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts, forward premium swaptions, OTC total return swaps, OTC volatility swaps and OTC purchased options were they to be unwound as of June 30, 2025. At June 30, 2025, Global Bond received $1,150,000 in cash collateral for open OTC derivatives. There was no cash collateral received by any other Portfolio at June 30, 2025.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of June 30, 2025, Global Bond, Invesco Comstock and Invesco Equity and Income had a liability position of $705,773, $181,575 and $145,813 respectively, on open forward foreign currency contracts, forward premium swaptions, OTC interest rate swaps, OTC total return swaps, OTC volatility swaps and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2025, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2025, Global Bond had pledged $220,000 in cash collateral for open OTC derivatives transactions with its respective counterparties. There was no cash collateral pledged by any other Portfolio at June 30, 2025.

As of June 30, 2025, American Century Small-Mid Cap Value had not entered into any Master Agreements.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

During the period ended June 30, 2025, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2025. There were no open forward foreign currency for International High Dividend Low Volatility at June 30, 2025.

	Buy	Sell
Global Bond	$48,525,745	$8,882,416
International High Dividend Low Volatility	1,404,019	108,442

	Buy	Sell
American Century Small-Mid Cap Value	190,792	15,149,813
Invesco Comstock	609,192	10,787,936
Invesco Equity and Income	6,523,346	15,029,914

I. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2025, Global Bond and Invesco Equity and Income had purchased and sold (Global Bond only) futures contracts on various notes and bonds as part of their respective duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the period ended June 30, 2025, Global Bond and Invesco Equity and Income had an average notional value on futures contracts purchased and sold as disclosed below. At June 30, 2025, Invesco Equity and Income had pledged $22,000 original par value in U.S. Treasury Bills as footnoted in the Portfolio of Investments as collateral for open futures contracts. Please refer to the table within the Portfolio of Investments for open futures contracts at June 30, 2025.

	Purchased	Sold
Global Bond	$39,707,962	$8,194,419
Invesco Equity and Income	1,308,000	—

J.  Securities Lending. Each Portfolio may temporarily loan up to 331⁄3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

K. Restricted Securities. The Portfolios may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulations S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

L. Delayed-Delivery and When-Issued Transactions. Certain Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolios’ Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2025, Global Bond had not pledged any cash collateral for any when-issued or delayed-delivery transactions.

M. Mortgage Dollar Roll Transactions. Certain Portfolios may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based dollar roll transactions, the fee is recorded as income.

N. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2025, Global Bond had purchased and written interest rate swaptions with an average notional value of $2,629,192 and $4,088,096, respectively, to gain additional exposure to interest rates and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written interest rate swaptions at June 30, 2025.

During the period ended June 30, 2025, Global Bond had purchased and written foreign currency options with an average notional value of $76,667 and $1,917,000, respectively, to gain exposure to foreign currencies and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written foreign currency options at June 30, 2025.

During the period ended June 30, 2025, Global Bond had purchased and written forward premium swaptions with an average notional value of $11,253,728 and $18,782,799 respectively, to manage duration and yield curve exposures and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written forward premium swaptions at June 30, 2025.

During the period ended June 30, 2025, Global Bond had written credit default swaptions with an average notional value of $2,249,500 to generate income. Please refer to the tables within the Portfolio of Investments for open written credit default swaptions at June 30, 2025.

During the period ended June 30, 2025, Global Insights had written options on equity securities with an average notional value of $8,194,886 to generate income. There were no open written options on equity securities at June 30, 2025.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

During the period ended June 30, 2025, Global Bond bought credit protection on credit default swap indices (“CDX”) with an average notional amount of $5,190,000 to reduce exposure to various sectors of the credit market. There were no open credit default swaps to buy protection at June 30, 2025.

During the period ended June 30, 2025, Global Bond sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $500,000 to gain exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. There were no open credit default swaps to sell protection at June 30, 2025.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2025, Global Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps was $8,815,349.

For the period ended June 30, 2025, Global Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $54,321,599.

Global Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for Global Bond for open centrally cleared and OTC interest rate swaps at June 30, 2025.

At June 30, 2025, Global Bond had pledged $1,085,000 in cash collateral for open centrally cleared swaps.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

During the period ended June 30, 2025, Global Bond had entered into receiver and payer volatility swaps on foreign currencies with an average notional amount of $1,765,000 and $1,701,333, respectively. Please refer to the tables within the Portfolio of Investments for open receiver and payer volatility swaps at June 30, 2025.

Total Return Swap Contracts. Certain Portfolios may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended June 30, 2025, Global Bond had an average notional amount of $6,123,145 on receiver total return swaps.

Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

There were no cross-currency swaps entered into by any Portfolio during the period ended June 30, 2025.

P. Equity-Linked Notes. Invesco Equity and Income invests in equity-linked notes. Equity-linked notes are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income earned from equity-linked notes is recorded as Interest income in the Statements of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The Portfolio records the net change in the fair value of the equity-linked note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. The Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the equity-linked note. The risks of investing in equity-linked notes include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-

linked notes and the appreciation potential may be limited. Equity-linked notes may be more volatile and less liquid than other investments held by the Portfolio. Please refer to the Portfolio of Investments for open equity-linked notes at June 30, 2025.

Q. Structured Notes. Global Bond and Invesco Equity and Income invest in structured notes whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these notes may be ‘structured’ by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these notes will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured note on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured note. There were no structured notes for either Global Bond and Invesco Equity and Income at June 30, 2025.

R. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2025, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
Global Bond	$15,110,060	$25,415,482
Global Insights	389,663,609	452,449,981
International High Dividend Low Volatility	148,387,154	166,919,381
American Century Small-Mid Cap Value	95,100,591	108,149,602
Baron Growth	28,630,364	69,243,051
Columbia Contrarian Core	19,200,061	23,961,924
Columbia Small Cap Value II	61,106,229	89,913,676
Invesco Comstock	32,696,143	41,812,692
Invesco Equity and Income	69,084,328	78,708,427
JPMorgan Mid Cap Value	43,189,955	83,965,486
T. Rowe Price Diversified Mid Cap Growth	338,128,744	610,725,585
T. Rowe Price Growth Equity	272,511,778	444,359,510

U.S. government securities not included above were as follows:

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

	Purchases	Sales
Global Bond	$71,434,671	$70,964,366
Invesco Equity and Income	213,833,456	223,486,940

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Global Bond	0.600% on the first $4 billion;
0.575% on the next $1 billion;
0.550% on the next $1 billion;
0.530% on assets over $6 billion
Global Insights	0.70% on the first $3 billion;
0.68% on the next $1 billion;
0.67% on the next $4 billion;
0.66% thereafter
International High Dividend Low Volatility	0.60% on all assets
American Century Small-Mid Cap Value	0.91% on all assets
Baron Growth	0.950% on the first $1 billion;
0.925% on the next $1 billion;
0.900% on assets over $2 billion
Columbia Contrarian Core	0.90% on the first $500 million;
0.85% on the next $500 million;
0.80% on assets over $1 billion
Columbia Small Cap Value II	0.85% on all assets
Invesco Comstock	0.70% on all assets
Invesco Equity and Income	0.65% on the first $750 million;
0.63% on the next $250 million;
0.61% on assets over $1 billion
JPMorgan Mid Cap Value	0.85% on the first $500 million;
0.75% on the next $500 million;
0.70% on assets over $1 billion
T. Rowe Price Diversified Mid Cap Growth	0.74% on all assets
T. Rowe Price Growth Equity	0.70% on all assets

The Investment Adviser is contractually obligated to waive 0.003%, 0.05%, 0.048%, 0.027%, 0.01%, 0.025%, and

0.039% of the management fee for Global Bond, Global Insights, Columbia Contrarian Core, Columbia Small Cap Value II, Invesco Equity and Income, JPMorgan Mid Cap Value, and T. Rowe Price Growth Equity, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Global Bond, Global Insights & International High Dividend Low Volatility	Voya Investment Management Co. LLC*
American Century Small-Mid Cap Value	American Century Investment Management, Inc.
Baron Growth	BAMCO, Inc.
Columbia Contrarian Core & Columbia Small Cap Value II	Columbia Management Investment Advisers, LLC
Invesco Comstock & Invesco Equity and Income	Invesco Advisers, Inc.
JPMorgan Mid Cap Value	J.P. Morgan Investment Management Inc.
T. Rowe Price Diversified Mid Cap Growth & T. Rowe Price Growth Equity	T. Rowe Price Associates, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of each respective Portfolio have a plan of distribution (the “Plan”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and a Portfolio makes payments at an annual rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.02% of the distribution fee for Class S2 shares of Invesco Equity and Income. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Class ADV, Class S and Class S2 shares are further subject to a shareholder servicing fee payable to shareholder

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

organizations pursuant to the shareholder servicing plan adopted for Class ADV, Class S and Class S2 shares which shall not exceed an annual rate of 0.25% of the average daily net assets of each class, respectively.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Global Bond	8.11%
	Invesco Comstock	6.57
	T. Rowe Price Diversified
	Invesco Comstock	5.78

Voya Institutional Trust Company	Global Bond	15.04
	Global Insights	12.15
	International High Dividend Low Volatility	11.31
	American Century Small-Mid Cap Value	49.83
	Baron Growth	34.04
	Columbia Contrarian Core	55.35
	Columbia Small Cap Value II	23.32
	Invesco Comstock	12.25
	Invesco Equity and Income	10.02
	JPMorgan Mid Cap Value	33.54
	T. Rowe Price Diversified Mid Cap Growth	13.86
	T. Rowe Price Growth Equity	30.66

Voya Retirement Insurance and Annuity Company	Global Bond	71.56
	Global Insights	68.83
	International High Dividend Low Volatility	29.32
	American Century Small-Mid Cap Value	47.82
	Baron Growth	59.32
	Columbia Contrarian Core	39.80
	Columbia Small Cap Value II	31.19
	Invesco Comstock	45.54
	Invesco Equity and Income	79.13
	JPMorgan Mid Cap Value	40.01
	T. Rowe Price Diversified Mid Cap Growth	73.63
	T. Rowe Price Growth Equity	64.48

Voya Solution 2045 Portfolio	Invesco Comstock	5.90

Voya Solution Moderately Aggressive Portfolio	Invesco Comstock	5.75

The Investment Adviser may direct the Portfolios’ sub- advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Global Bond	$63,281
Global Insights	569,629
International High Dividend Low Volatility	119,953
American Century Small-Mid Cap Value	218,467
Baron Growth	243,058
Columbia Contrarian Core	36,467
Columbia Small Cap Value II	49,382
Invesco Comstock	74,859
Invesco Equity and Income	211,720
JPMorgan Mid Cap Value	138,723
T. Rowe Price Diversified Mid Cap Growth	326,286
T. Rowe Price Growth Equity	457,610

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 7 —EXPENSE LIMITATION AGREEMENTS (continued)

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
Global Bond	1.17%	0.67%	N/A	0.92%	N/A
Global Insights	1.30%	0.80%	N/A	1.05%	1.20%
International High Dividend Low Volatility	1.25%	0.75%	N/A	1.00%	1.15%
American Century Small-Mid Cap Value	1.35%	0.85%	N/A	1.10%	1.25%
Baron Growth	1.49%	0.99%	0.99%	1.24%	1.39%
Columbia Contrarian Core	N/A	N/A	N/A	N/A	N/A
Columbia Small Cap Value II	1.45%	0.95%	0.95%	1.20%	1.35%
Invesco Comstock	1.20%	0.70%	N/A	0.95%	N/A
Invesco Equity and Income	1.15%	0.65%	N/A	0.90%	1.05%
JPMorgan Mid Cap Value	1.38%	0.88%	N/A	1.13%	1.28%
T. Rowe Price Diversified Mid Cap Growth	1.30%	0.80%	0.80%	1.05%	1.20%
T. Rowe Price Growth Equity	1.25%	0.75%	N/A	1.00%	1.15%

Pursuant to a side letter agreement for Columbia Contrarian Core, through May 1, 2026, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expense so that the expense limits are 1.25%, 0.75% and 1.00% for Class ADV, Class I and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Pursuant to a side letter agreement for Invesco Comstock, through May 1, 2026, the Investment Adviser has agreed to waive all or a portion of the management fee and/or reimburse expense so that the expense limits are 1.20%, 0.70% and 0.95% for Class ADV, Class I and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2026	2027	2028	Total
Global Bond	$104,965	$78,232	$69,480	$252,677
Global Insights	365,540	—	—	365,540
American
Century Small-
Mid Cap Value	751,375	304,708	309,699	1,365,782
Invesco Equity
and Income	585,829	173,936	311,109	1,070,874
JPMorgan Mid
Cap Value	244,911	27,854	11,332	284,097
T. Rowe Price
Growth Equity	409,571	—	—	409,571

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2025, are as follows:

	June 30,
	2026	2027	2028	Total
Global Bond
Class ADV	$8,529	$17,348	$15,808	$41,685
Class I	49,715	93,626	89,869	233,210
Class S	13,338	27,123	24,139	64,600
Global Insights
Class ADV	$35,827	$60,627	$60,450	$156,904
Class I	314,070	474,616	496,008	1,284,694
Class S	40,990	63,285	60,889	165,164
Class S2	776	1,512	1,505	3,793
International High Dividend Low Volatility
Class I	$—	$—	$313	$313
American Century Small-Mid Cap Value
Class ADV	$89,438	$179,099	$150,021	$418,558
Class I	130,733	220,493	175,917	527,143
Class S	80,925	148,455	119,819	349,199
Class S2	1,513	3,150	2,726	7,389
Baron Growth
Class ADV	$126,344	$131,698	$119,158	$377,200
Class I	154,003	154,671	133,467	442,141
Class S	258,428	262,079	232,945	753,452
Class S2	2,593	2,778	2,613	7,984
Columbia Small Cap Value II
Class ADV	$15,794	$10,151	$10,938	$36,883
Class I	24,519	19,215	12,851	56,585
Class S	39,713	28,167	28,146	96,026
Class S2	868	679	785	2,332
Invesco Equity and Income
Class ADV	$10,118	$21,483	$30,093	$61,694
Class I	100,126	219,261	294,329	613,716
Class S	79,529	167,425	25,392	272,346

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 7 —EXPENSE LIMITATION AGREEMENTS (continued)

	June 30,
	2026	2027	2028	Total
Class S2	61,541	131,838	11,844	205,223
JPMorgan Mid Cap Value
Class ADV	$42,017	$93,860	$87,079	$222,956
Class I	56,939	116,578	82,428	255,945
Class S	81,083	172,474	149,311	402,868
Class S2	399	958	928	2,285
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$37,922	$39,653	$34,933	$112,508
Class I	573,327	521,062	386,426	1,480,815
Class S	19,037	17,618	13,276	49,931
Class S2	1,673	1,620	1,411	4,704
T. Rowe Price Growth Equity
Class ADV	$89,001	$143,620	$102,194	$334,815
Class I	397,399	573,609	366,568	1,337,576
Class S	16,649	28,263	20,471	65,383
Class S2	1,499	2,678	1,757	5,934

The Expense Limitation Agreement is contractual through May 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the period ended June 30, 2025 as follows:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Global Insights	7	$11,810,000	5.33%
International High
Dividend Low Volatility	4	8,291,000	5.33
Baron Growth	9	694,222	5.33
Columbia Small Cap
Value II	2	584,000	5.33
T. Rowe Price Diversified
Mid Cap Growth(1)	1	604,000	5.33
T. Rowe Price Growth
Equity	3	5,903,333	5.33

(1)	As of June 30, 2025, T. Rowe Price Diversified Mid Cap Growth had an outstanding balance of $604,000.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Global Bond
Class ADV
6/30/2025	32,630	—	25,573	(107,232)	—	(49,029)	259,977	—	205,404	(857,202)	—	(391,821)
12/31/2024	56,793	—	61,925	(221,776)	—	(103,058)	451,452	—	495,358	(1,783,138)	—	(836,328)
Class I
6/30/2025	404,230	—	166,142	(513,767)	—	56,605	3,296,627	—	1,359,648	(4,166,457)	—	489,818
12/31/2024	459,025	—	386,195	(1,556,744)	—	(711,524)	3,763,154	—	3,147,985	(12,741,525)	—	(5,830,386)
Class S
6/30/2025	179,474	—	40,059	(593,122)	—	(373,589)	1,439,916	—	326,927	(4,798,325)	—	(3,031,482)
12/31/2024	428,860	—	104,512	(734,939)	—	(201,567)	3,432,901	—	850,457	(6,023,792)	—	(1,740,434)
Global Insights
Class ADV
6/30/2025	56,333	—	—	(993,791)	—	(937,458)	425,658	—	—	(7,565,494)	—	(7,139,836)
12/31/2024	94,054	—	8,753,719	(1,486,643)	—	7,361,130	1,045,853	—	70,993,564	(17,545,519)	—	54,493,898
Class I
6/30/2025	92,586	—	—	(6,353,014)	—	(6,260,428)	889,515	—	—	(60,166,597)	—	(59,277,082)
12/31/2024	213,357	—	51,722,413	(9,549,860)	—	42,385,910	2,781,847	—	512,705,989	(136,643,635)	—	378,844,201
Class S
6/30/2025	91,246	—	—	(1,417,797)	—	(1,326,551)	744,688	—	—	(11,317,253)	—	(10,572,565)
12/31/2024	286,943	—	8,391,569	(3,192,092)	—	5,486,420	3,062,897	—	71,369,455	(36,892,493)	—	37,539,859
Class S2
6/30/2025	16,625	—	—	(53,722)	—	(37,097)	117,612	—	—	(368,061)	—	(250,449)
12/31/2024	22,950	—	244,821	(34,308)	—	233,463	263,072	—	1,836,836	(355,234)	—	1,744,674
International High Dividend Low Volatility
Class ADV
6/30/2025	787,749	—	—	(174,820)	—	612,929	9,102,461	—	—	(1,987,630)	—	7,114,831
12/31/2024	145,040	—	108,570	(381,839)	—	(128,229)	1,472,882	—	1,084,610	(3,877,231)	—	(1,319,739)
Class I
6/30/2025	1,055,215	—	—	(2,868,178)	—	(1,812,963)	12,336,698	—	—	(30,502,086)	—	(18,165,388)
12/31/2024	246,247	—	479,138	(1,535,012)	—	(809,627)	2,556,863	—	4,844,087	(15,805,721)	—	(8,404,771)
Class S
6/30/2025	343,240	—	—	(2,165,834)	—	(1,822,594)	4,179,040	—	—	(24,684,064)	—	(20,505,024)
12/31/2024	782,627	—	800,942	(4,375,918)	—	(2,792,349)	8,009,879	—	8,049,465	(44,974,929)	—	(28,915,585)
Class S2
6/30/2025	168	—	—	(40)	—	128	1,984	—	—	(427)	—	1,557
12/31/2024	555	—	856	(11,337)	—	(9,926)	5,781	—	8,740	(119,470)	—	(104,949)
American Century Small-Mid Cap Value
Class ADV
6/30/2025	134,905	—	—	(643,659)	—	(508,754)	1,381,825	—	—	(6,580,523)	—	(5,198,698)
12/31/2024	394,116	—	477,908	(1,420,161)	—	(548,137)	4,026,711	—	4,793,420	(14,645,165)	—	(5,825,034)
Class I
6/30/2025	339,039	—	—	(815,414)	—	(476,375)	3,871,843	—	—	(9,325,532)	—	(5,453,689)
12/31/2024	800,039	—	481,568	(2,686,136)	—	(1,404,529)	9,157,496	—	5,412,824	(30,596,778)	—	(16,026,458)
Class S
6/30/2025	66,629	—	—	(552,175)	—	(485,546)	740,342	—	—	(6,214,266)	—	(5,473,924)
12/31/2024	101,620	—	331,455	(1,197,349)	—	(764,274)	1,145,311	—	3,636,062	(13,293,023)	—	(8,511,650)
Class S2
6/30/2025	9,394	—	—	(27,069)	—	(17,675)	96,074	—	—	(271,787)	—	(175,713)
12/31/2024	22,995	—	8,511	(33,906)	—	(2,400)	235,783	—	85,450	(350,411)	—	(29,178)
Baron Growth
Class ADV
6/30/2025	48,185	—	—	(425,018)	—	(376,833)	934,795	—	—	(8,235,861)	—	(7,301,066)
12/31/2024	125,051	—	282,841	(841,563)	—	(433,671)	2,514,691	—	5,481,457	(17,101,262)	—	(9,105,114)
Class I
6/30/2025	61,529	—	—	(624,923)	—	(563,394)	1,584,183	—	—	(16,262,332)	—	(14,678,149)
12/31/2024	140,871	—	183,360	(905,906)	—	(581,675)	3,757,139	—	4,712,343	(24,234,825)	—	(15,765,343)
Class R6
6/30/2025	50,531	—	—	(227,688)	—	(177,157)	1,261,092	—	—	(5,904,174)	—	(4,643,082)
12/31/2024	112,237	—	59,838	(373,875)	—	(201,800)	2,999,528	—	1,540,840	(10,028,220)	—	(5,487,852)
Class S
6/30/2025	19,902	—	—	(552,236)	—	(532,334)	442,480	—	—	(12,443,621)	—	(12,001,141)
12/31/2024	55,847	—	400,687	(1,634,395)	—	(1,177,861)	1,332,884	—	9,071,555	(38,263,843)	—	(27,859,404)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Baron Growth (continued)
Class S2
6/30/2025	5,226	—	—	(2,864)	—	2,362	104,469	—	—	(58,437)	—	46,032
12/31/2024	9,147	—	5,584	(22,068)	—	(7,337)	191,246	—	111,688	(470,570)	—	(167,636)
Columbia Contrarian Core
Class ADV
6/30/2025	99,145	—	—	(224,692)	—	(125,547)	1,416,822	—	—	(3,133,908)	—	(1,717,086)
12/31/2024	561,180	—	69,166	(509,217)	—	121,129	7,495,614	—	913,679	(7,058,713)	—	1,350,580
Class I
6/30/2025	44,213	—	—	(65,342)	—	(21,129)	762,041	—	—	(1,133,974)	—	(371,933)
12/31/2024	71,304	—	11,285	(127,366)	—	(44,777)	1,137,292	—	177,282	(2,058,486)	—	(743,912)
Class S
6/30/2025	32,005	—	—	(190,488)	—	(158,483)	513,915	—	—	(3,078,956)	—	(2,565,041)
12/31/2024	115,935	—	40,666	(246,692)	—	(90,091)	1,728,207	—	599,006	(3,743,535)	—	(1,416,322)
Columbia Small Cap Value II
Class ADV
6/30/2025	62,478	—	—	(171,815)	—	(109,337)	906,191	—	—	(2,566,153)	—	(1,659,962)
12/31/2024	131,667	—	169,544	(344,268)	—	(43,057)	2,167,045	—	2,556,723	(5,525,060)	—	(801,292)
Class I
6/30/2025	114,255	—	—	(1,251,154)	—	(1,136,899)	1,812,789	—	—	(21,304,713)	—	(19,491,924)
12/31/2024	275,137	—	234,512	(1,234,586)	—	(724,937)	4,664,665	—	3,745,164	(21,237,336)	—	(12,827,507)
Class R6
6/30/2025	53,599	—	—	(83,898)	—	(30,299)	858,174	—	—	(1,377,318)	—	(519,144)
12/31/2024	103,329	—	56,059	(174,341)	—	(14,953)	1,780,131	—	896,943	(2,963,018)	—	(285,944)
Class S
6/30/2025	74,916	—	—	(500,322)	—	(425,406)	1,183,110	—	—	(8,144,943)	—	(6,961,833)
12/31/2024	176,156	—	422,175	(946,931)	—	(348,600)	2,977,701	—	6,708,363	(16,102,714)	—	(6,416,650)
Class S2
6/30/2025	4,683	—	—	(4,453)	—	230	69,528	—	—	(70,347)	—	(819)
12/31/2024	18,696	—	11,131	(27,703)	—	2,124	301,802	—	167,853	(457,781)	—	11,874
Invesco Comstock
Class ADV
6/30/2025	16,490	—	—	(165,624)	—	(149,134)	339,854	—	—	(3,423,668)	—	(3,083,814)
12/31/2024	25,397	—	164,520	(235,801)	—	(45,884)	538,708	—	3,247,125	(4,914,176)	—	(1,128,343)
Class I
6/30/2025	532,993	—	—	(510,573)	—	22,420	11,028,806	—	—	(10,725,463)	—	303,343
12/31/2024	785,898	—	597,521	(2,781,165)	—	(1,397,746)	16,825,362	—	11,999,703	(59,525,964)	—	(30,700,899)
Class S
6/30/2025	45,281	—	—	(230,026)	—	(184,745)	962,996	—	—	(4,856,507)	—	(3,893,511)
12/31/2024	81,904	—	487,124	(497,950)	—	71,078	1,750,538	—	9,781,006	(10,580,529)	—	951,015
Invesco Equity and Income
Class ADV
6/30/2025	22,507	—	—	(70,107)	—	(47,600)	935,057	—	—	(2,842,955)	—	(1,907,898)
12/31/2024	66,168	—	100,021	(164,189)	—	2,000	2,806,966	—	4,056,545	(6,911,548)	—	(48,037)
Class I
6/30/2025	59,656	—	—	(680,386)	—	(620,730)	2,536,002	—	—	(28,734,583)	—	(26,198,581)
12/31/2024	66,204	—	978,501	(1,606,305)	—	(561,600)	2,884,392	—	40,887,652	(69,749,521)	—	(25,977,477)
Class S
6/30/2025	36,164	—	—	(65,985)	—	(29,821)	1,472,145	—	—	(2,811,666)	—	(1,339,521)
12/31/2024	37,520	—	531,702	(7,764,875)	—	(7,195,653)	1,588,336	—	21,788,848	(323,130,694)	—	(299,753,510)
Class S2
6/30/2025	1,710	—	—	(5,764)	—	(4,054)	70,560	—	—	(234,474)	—	(163,914)
12/31/2024	9,773	—	429,002	(6,536,116)	—	(6,097,341)	417,703	—	17,167,665	(265,741,493)	—	(248,156,125)
JPMorgan Mid Cap Value
Class ADV
6/30/2025	89,608	—	—	(340,120)	—	(250,512)	1,355,308	—	—	(5,148,565)	—	(3,793,257)
12/31/2024	193,426	—	306,247	(817,259)	—	(317,586)	2,881,173	—	4,478,035	(12,433,886)	—	(5,074,678)
Class I
6/30/2025	128,228	—	—	(1,935,849)	—	(1,807,621)	2,073,557	—	—	(31,769,656)	—	(29,696,099)
12/31/2024	265,967	—	314,160	(2,038,587)	—	(1,458,460)	4,263,250	—	4,894,616	(32,561,222)	—	(23,403,356)
Class S
6/30/2025	61,660	—	—	(868,943)	—	(807,283)	951,804	—	—	(13,716,536)	—	(12,764,732)
12/31/2024	131,162	—	518,699	(1,752,714)	—	(1,102,853)	2,057,820	—	7,886,381	(27,474,998)	—	(17,530,797)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

JPMorgan Mid Cap Value (continued)
Class S2
6/30/2025	1,735	—	—	(19,385)	—	(17,650)	26,195	—	—	(283,520)	—	(257,325)
12/31/2024	5,356	—	3,360	(7,842)	—	874	80,275	—	49,084	(122,421)	—	6,938
T. Rowe Price Diversified Mid Cap Growth
Class ADV
6/30/2025	597,712	—	—	(512,092)	—	85,620	5,337,852	—	—	(4,291,646)	—	1,046,206
12/31/2024	532,761	—	1,242,791	(1,206,827)	—	568,725	4,562,623	—	8,960,523	(10,128,706)	—	3,394,440
Class I
6/30/2025	568,606	—	—	(20,639,703)	—	(20,071,097)	6,723,186	—	—	(250,334,467)	—	(243,611,281)
12/31/2024	1,230,401	—	8,979,870	(11,093,408)	—	(883,137)	13,648,357	—	86,206,752	(122,692,255)	—	(22,837,146)
Class R6
6/30/2025	1,839,331	—	—	(3,935,835)	—	(2,096,504)	21,181,253	—	—	(44,778,587)	—	(23,597,334)
12/31/2024	4,369,945	—	1,406,912	(5,129,737)	—	647,120	49,213,741	—	13,548,558	(57,924,967)	—	4,837,332
Class S
6/30/2025	72,571	—	—	(418,979)	—	(346,408)	769,556	—	—	(4,502,878)	—	(3,733,322)
12/31/2024	214,411	—	377,307	(755,704)	—	(163,986)	2,146,703	—	3,256,156	(7,557,915)	—	(2,155,056)
Class S2
6/30/2025	15,843	—	—	(53,048)	—	(37,205)	134,760	—	—	(448,896)	—	(314,136)
12/31/2024	38,065	—	50,676	(60,208)	—	28,533	335,680	—	373,484	(529,101)	—	180,063
T. Rowe Price Growth Equity
Class ADV
6/30/2025	22,997	—	—	(346,083)	—	(323,086)	1,707,773	—	—	(26,360,513)	—	(24,652,740)
12/31/2024	43,489	—	531,831	(648,381)	—	(73,061)	3,385,257	—	36,887,816	(49,403,953)	—	(9,130,880)
Class I
6/30/2025	132,087	—	—	(1,789,592)	—	(1,657,505)	12,344,893	—	—	(171,050,201)	—	(158,705,308)
12/31/2024	339,975	—	1,276,077	(2,822,698)	—	(1,206,646)	32,442,992	—	111,056,945	(267,322,307)	—	(123,822,370)
Class S
6/30/2025	27,701	—	—	(80,084)	—	(52,383)	2,393,651	—	—	(7,033,839)	—	(4,640,188)
12/31/2024	65,795	—	80,626	(136,385)	—	10,036	5,684,732	—	6,314,623	(12,267,822)	—	(268,467)
Class S2
6/30/2025	4,650	—	—	(23,312)	—	(18,662)	368,285	—	—	(1,748,956)	—	(1,380,671)
12/31/2024	5,096	—	9,309	(20,087)	—	(5,682)	400,563	—	673,018	(1,580,148)	—	(506,567)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following is a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2025:

Global Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount

Barclays Capital Inc.	$26,374	$(26,374)	$—
BNP Paribas	69,557	(69,557)	—
BofA Securities Inc	49,286	(49,286)	—
Citigroup Global Markets Inc.	16,503	(16,503)	—
Deutsche Bank Securities Inc.	1,995	(1,995)	—
Goldman, Sachs & Co. LLC	52,402	(52,402)	—
J.P. Morgan Securities LLC	16,361	(16,361)	—
NatWest Markets
Securities Inc.	78,640	(78,640)	—
Nomura Securities
International, Inc.	6,291	(6,291)	—
TD Securities (USA) Inc.	11,218	(11,218)	—
TD Securities Inc	11,636	(11,636)	—
Truist Securities INC	137,346	(137,346)	—
Total	$477,609	$(477,609)	$—

(1)	Cash collateral with a fair value of $499,476 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

International High Dividend Low Volatility

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount

Barclays Capital Inc.	$1,167,315	$(1,167,315)	$—
BNP Paribas
Financial Markets	1,303,710	(1,303,710)	—
Citigroup Global
Markets Limited	2,897,116	(2,897,116)	—
HSBC Bank PLC	911,370	(911,370)	—
JP Morgan Securities Plc.	2,590,259	(2,590,259)	—
State Street Bank and Trust Company	1,226,910	(1,226,910)	—
UBS AG	2,203,080	(2,203,080)	—
Total	$12,299,760	$(12,299,760)	$—

(1)	Cash collateral with a fair value of $13,032,002 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

American Century Small-Mid Cap Value

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount

Barclays Bank PLC	$369,324	$(369,324)	$—
BNP Paribas Prime
Brokerage Intl Ltd	62,178	(62,178)	—
BNP Paribas
Securities Corp.	544,667	(544,667)	—
Janney Montgomery Scott LLC	4,550,123	(4,550,123)	—
Morgan Stanley & Co. LLC	281,057	(281,057)	—
UBS AG	80,883	(80,883)	—
Total	$5,888,232	$(5,888,232)	$—

(1)	Cash collateral with a fair value of $6,055,605 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Equity and Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount

BNP Paribas	$209,912	$(209,912)	$—
BNP Paribas Prime Brokerage Intl Ltd	64,502	(64,502)	—
BofA Securities Inc	263,174	(263,174)	—
Canadian Imperial Bank of Commerce	102,381	(102,381)	—
Deutsche Bank Securities Inc.	2,033	(2,033)	—
HSBC Securities (USA) Inc.	162,171	(162,171)	—
J.P. Morgan Securities LLC	709,886	(709,886)	—
Jefferies LLC	2,968	(2,968)	—
Morgan Stanley & Co. LLC	341,722	(341,722)	—
MUFG Securities Americas Inc.	194,967	(194,967)	—
Nomura Securities International, Inc.	198,216	(198,216)	—
State Street Bank and Trust Company	486,087	(486,087)	—
Truist Securities INC	80,198	(80,198)	—
Total	$2,818,217	$(2,818,217)	$—

(1)	Cash collateral with a fair value of $2,907,164 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING (continued)

JPMorgan Mid Cap Value

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Janney Montgomery Scott LLC	$1,049,529	$(1,049,529)	$—
Total	$1,049,529	$(1,049,529)	$—

(1)	Cash collateral with a fair value of $1,073,876 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Diversified Mid Cap Growth

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Capital Inc.	$1,478,283	$(1,478,283)	$—
BMO Capital Markets Corp	519,682	(519,682)	—
BNP Paribas Prime Brokerage Intl Ltd	1,599,128	(1,599,128)	—
BNP Paribas Securities Corp.	461,732	(461,732)	—
BofA Securities Inc	1,935,532	(1,935,532)	—

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Citadel Clearing LLC	$95,384	$(95,384)	$—
Citigroup Global Markets Inc.	864,141	(864,141)	—
Goldman, Sachs &Co. LLC	1,719,402	(1,719,402)	—
Jefferies LLC	193,310	(193,310)	—
Mirae Asset Securities (USA) Inc.	6,407	(6,407)	—
National Financial Services LLC	367,919	(367,919)	—
Nomura Securities International, Inc.	228,598	(228,598)	—
Scotia Capital (USA) INC	160,995	(160,995)	—
State Street Bank and Trust Company	2,109,143	(2,109,143)	—
Wells Fargo Securities LLC	899,142	(899,142)	—
Total	$12,638,798	$(12,638,798)	$—

(1)	Cash collateral with a fair value of $12,851,649 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Year Ended			Year Ended
	December 31, 2024			December 31, 2023
	Ordinary	Long-term	Return of	Ordinary	Long-term	Return of
	Income	Capital Gains	Capital	Income	Capital Gains	Capital
Global Bond	$253,650	$—	$4,241,819	$3,218,958	$—	$968,512
Global Insights	1,611,455	655,294,389	—	460,274	125,580,792	—
International High Dividend Low Volatility	13,986,902	—	—	13,976,065	—	—
American Century Small-Mid Cap Value	6,577,473	7,350,283	—	9,477,566	35,002,895	—
Baron Growth	—	20,917,883	—	—	28,695,083	—
Columbia Contrarian Core	181,628	1,508,339	—	911,414	18,591,081	—
Columbia Small Cap Value II	2,432,671	11,642,375	—	930,381	10,773,302	—
Invesco Comstock	4,467,569	20,560,265	—	6,034,657	30,519,073	—
Invesco Equity and Income	17,692,684	66,208,026	—	20,952,329	57,341,983	—
JPMorgan Mid Cap Value	2,450,509	14,857,607	—	3,219,512	31,042,551	—
T. Rowe Price Diversified Mid Cap Growth	—	112,345,473	—	9,521	1,459,416	—
T. Rowe Price Growth Equity	4,168,009	150,764,393	—	—	24,334,095	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024, were:

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Global Bond	$—	$—	$(6,770,635)	$(2,912,787)	Short-term	$—	$(28,058,914)
				(18,375,492)	Long-term
				$(21,288,279)
Global Insights	32,718,640	54,816,325	110,073,418	—	—	(1,294,085)	196,314,298
International High Dividend Low Volatility	12,365,539	5,768,975	22,535,210	—	—	—	40,669,724
American Century Small-Mid Cap Value	10,710,487	14,484,606	5,227,537	—	—	—	30,422,630
Baron Growth	990,859	73,282,447	351,643,364	—	—	—	425,916,670
Columbia Contrarian Core	317,978	6,368,650	19,907,798	—	—	—	26,594,426
Columbia Small Cap Value II	4,592,465	19,086,192	17,014,740	—	—	—	40,693,397
Invesco Comstock	1,217,157	27,679,128	38,373,687	—	—	—	67,269,972
Invesco Equity and Income	8,094,969	120,775,610	48,207,418	—	—	—	177,077,997
JPMorgan Mid Cap Value	43,811	34,420,725	82,077,743	—	—	—	116,542,279
T. Rowe Price Diversified Mid Cap Growth	13,942,703	116,495,714	271,490,356	—	—	—	401,928,773
T. Rowe Price Growth Equity	—	286,198,103	543,144,555	—	—	—	829,342,658

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolios’ performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2025, the following Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment	Short-term Capital	Long-term Capital
	Income	Gains	Gains	Payable Date	Record Date
Global Bond
Class ADV	$0.0234	$—	$—	August 1, 2025	Daily
Class I	$0.0274	$—	$—	August 1, 2025	Daily
Class S	$0.0256	$—	$—	August 1, 2025	Daily
Global Insights
Class ADV	$0.0003	$0.2586	$0.4894	August 4, 2025	August 1, 2025
Class I	$0.0411	$0.2586	$0.4894	August 4, 2025	August 1, 2025
Class S	$0.0163	$0.2586	$0.4894	August 4, 2025	August 1, 2025
Class S2	$0.0129	$0.2586	$0.4894	August 4, 2025	August 1, 2025
International High Dividend Low Volatility
Class ADV	$0.4594	$—	$0.2220	August 4, 2025	August 1, 2025
Class I	$0.4977	$—	$0.2220	August 4, 2025	August 1, 2025
Class S	$0.4671	$—	$0.2220	August 4, 2025	August 1, 2025
Class S2	$0.4061	$—	$0.2220	August 4, 2025	August 1, 2025
American Century Small-Mid Cap Value
Class ADV	$0.1803	$0.2159	$0.5835	August 4, 2025	August 1, 2025
Class I	$0.2387	$0.2159	$0.5835	August 4, 2025	August 1, 2025
Class S	$0.2072	$0.2159	$0.5835	August 4, 2025	August 1, 2025
Class S2	$0.1905	$0.2159	$0.5835	August 4, 2025	August 1, 2025
Baron Growth
Class ADV	$0.0107	$—	$4.6673	August 4, 2025	August 1, 2025
Class I	$0.1267	$—	$4.6673	August 4, 2025	August 1, 2025
Class R6	$0.1323	$—	$4.6673	August 4, 2025	August 1, 2025
Class S	$0.0610	$—	$4.6673	August 4, 2025	August 1, 2025
Class S2	$0.0430	$—	$4.6673	August 4, 2025	August 1, 2025
Columbia Contrarian Core
Class ADV	$0.0189	$0.0298	$1.3549	August 4, 2025	August 1, 2025
Class I	$0.1001	$0.0298	$1.3549	August 4, 2025	August 1, 2025
Class S	$0.0543	$0.0298	$1.3549	August 4, 2025	August 1, 2025
Columbia Small Cap Value II
Class ADV	$0.2476	$0.4671	$3.1271	August 4, 2025	August 1, 2025
Class I	$0.3214	$0.4671	$3.1271	August 4, 2025	August 1, 2025
Class R6	$0.3449	$0.4671	$3.1271	August 4, 2025	August 1, 2025
Class S	$0.2796	$0.4671	$3.1271	August 4, 2025	August 1, 2025
Class S2	$0.2746	$0.4671	$3.1271	August 4, 2025	August 1, 2025
Invesco Comstock
Class ADV	$0.0690	$0.0434	$2.5530	August 4, 2025	August 1, 2025
Class I	$0.0690	$0.0434	$2.5530	August 4, 2025	August 1, 2025
Class S	$0.0690	$0.0434	$2.5530	August 4, 2025	August 1, 2025
Invesco Equity and Income
Class ADV	$0.0756	$0.7150	$11.7937	August 4, 2025	August 1, 2025
Class I	$0.0756	$0.7150	$11.7937	August 4, 2025	August 1, 2025
Class S	$0.0756	$0.7150	$11.7937	August 4, 2025	August 1, 2025
Class S2	$0.0756	$0.7150	$11.7937	August 4, 2025	August 1, 2025
JPMorgan Mid Cap Value
Class ADV	$0.0029	$—	$2.2709	August 4, 2025	August 1, 2025
Class I	$0.0029	$—	$2.2709	August 4, 2025	August 1, 2025

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2025 (UNAUDITED) (CONTINUED)

NOTE 14 — SUBSEQUENT EVENTS (continued)

Class S	$0.0029	$—	$2.2709	August 4, 2025	August 1, 2025
Class S2	$0.0029	$—	$2.2709	August 4, 2025	August 1, 2025
T. Rowe Price Diversified Mid Cap Growth
Class ADV	$—	$0.1741	$1.4546	August 4, 2025	August 1, 2025
Class I	$—	$0.1741	$1.4546	August 4, 2025	August 1, 2025
Class R6	$—	$0.1741	$1.4546	August 4, 2025	August 1, 2025
Class S	$—	$0.1741	$1.4546	August 4, 2025	August 1, 2025
Class S2	$—	$0.1741	$1.4546	August 4, 2025	August 1, 2025
T. Rowe Price Growth Equity
Class ADV	$—	$—	$20.3961	August 4, 2025	August 1, 2025
Class I	$—	$—	$20.3961	August 4, 2025	August 1, 2025
Class S	$—	$—	$20.3961	August 4, 2025	August 1, 2025
Class S2	$—	$—	$20.3961	August 4, 2025	August 1, 2025

Reorganization: On May 15, 2025, the Board approved a proposal to reorganize T. Rowe Price Growth Equity (the “Merging Portfolio”) with and into Voya Large Cap Growth Portfolio, a series of Voya Investors Trust (the “Reorganization”), which is not included in this report. The proposed Reorganization is scheduled to be voted on by the shareholders of the Merging Portfolio at a shareholder meeting held on or about October 14, 2025. If the shareholder approval is obtained, the Reorganization will take place on or about close of business November 21, 2025.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 16.4%
	Australia: 0.2%
27,000	BHP Billiton Finance USA Ltd., 5.125%, 02/21/2032	$27,665	0.1
24,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	24,886	0.0
8,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	8,196	0.0
37,000 (1)	CSL Finance PLC, 4.050%, 04/27/2029	36,699	0.1
23,000	Rio Tinto Finance USA PLC, 5.000%, 03/14/2032	23,414	0.0
24,000	Woodside Finance Ltd., 5.400%, 05/19/2030	24,351	0.0
23,000	Woodside Finance Ltd., 5.700%, 05/19/2032	23,428	0.0
21,000	Woodside Finance Ltd., 6.000%, 05/19/2035	21,446	0.0
		190,085	0.2

	Belgium: 0.0%
16,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	14,939	0.0

	Canada: 0.7%
20,000 (2)	Algonquin Power & Utilities Corp., 5.365%, 06/15/2026	20,111	0.0
52,000 (2)(3)	Bank of Montreal, 4.640%, 09/10/2030	52,444	0.1
36,000	Bank of Montreal, 5.511%, 06/04/2031	37,655	0.1
27,000 (2)	Bank of Nova Scotia, 4.740%, 11/10/2032	26,991	0.0
21,000	Bank of Nova Scotia, 4.850%, 02/01/2030	21,405	0.0
20,000 (2)	Bank of Nova Scotia, 5.130%, 02/14/2031	20,374	0.0
22,000	Brookfield Asset Management Ltd., 5.795%, 04/24/2035	22,584	0.0
24,000 (1)	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	23,858	0.0
17,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	15,980	0.0
31,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	31,544	0.1
54,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	54,860	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Canada: (continued)
177,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	$173,902	0.2
1,000	Nutrien Ltd., 5.875%, 12/01/2036	1,041	0.0
15,000	Nutrien Ltd., 5.950%, 11/07/2025	15,076	0.0
32,000 (2)	Royal Bank of Canada, 4.650%, 10/18/2030	32,064	0.1
16,000 (2)	Royal Bank of Canada, 4.969%, 08/02/2030	16,228	0.0
26,000 (2)(3)	Royal Bank of Canada, 4.970%, 05/02/2031	26,398	0.0
17,000 (2)	Royal Bank of Canada, 5.153%, 02/04/2031	17,356	0.0
29,000	Royal Bank of Canada, 5.200%, 08/01/2028	29,842	0.0
23,000	Toronto-Dominion Bank, 5.298%, 01/30/2032	23,617	0.0
29,000	Toronto-Dominion Bank, 5.523%, 07/17/2028	30,005	0.0
26,000 (2)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	26,042	0.0
		719,377	0.7
	Germany: 0.0%
11,000 (1)	BMW US Capital LLC, 5.050%, 03/21/2030	11,205	0.0

	Japan: 0.3%
44,000	Honda Motor Co. Ltd., 4.688%, 07/08/2030	44,085	0.0
67,000	Honda Motor Co. Ltd., 5.337%, 07/08/2035	67,197	0.1
200,000 (2)	Sumitomo Mitsui Financial Group, Inc., 6.450%, 12/31/2199	196,461	0.2
41,000	Toyota Motor Corp., 4.450%, 06/30/2030	41,181	0.0
		348,924	0.3
	Norway: 0.0%
39,000	Equinor ASA, 4.500%, 09/03/2030	39,293	0.0

	United Kingdom: 0.3%
43,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	44,201	0.1
11,000	BAT Capital Corp., 4.390%, 08/15/2037	9,842	0.0

See Accompanying Notes to Financial Statements

50

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United Kingdom: (continued)
10,000	BAT Capital Corp., 5.834%, 02/20/2031	$10,527	0.0
21,000	GlaxoSmithKline Capital, Inc., 4.875%, 04/15/2035	20,989	0.0
12,000	National Grid PLC, 5.418%, 01/11/2034	12,336	0.0
200,000 (1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	195,609	0.2
		293,504	0.3
	United States: 14.9%
15,000	3M Co., 5.150%, 03/15/2035	15,141	0.0
14,000	AbbVie, Inc., 4.050%, 11/21/2039	12,278	0.0
17,000	AbbVie, Inc., 4.650%, 03/15/2028	17,260	0.0
43,000	AbbVie, Inc., 4.950%, 03/15/2031	44,159	0.1
9,000	AbbVie, Inc., 5.050%, 03/15/2034	9,167	0.0
56,000	Accenture Capital, Inc., 4.250%, 10/04/2031	55,492	0.1
32,000	Adobe, Inc., 4.950%, 01/17/2030	33,065	0.0
9,000	Adobe, Inc., 4.950%, 04/04/2034	9,187	0.0
153,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	152,553	0.2
45,000	AEP Texas, Inc., 5.450%, 05/15/2029	46,469	0.1
6,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	6,080	0.0
48,000	AES Corp., 2.450%, 01/15/2031	41,988	0.1
33,000	AES Corp., 5.450%, 06/01/2028	33,731	0.0
27,000	AES Corp., 5.800%, 03/15/2032	27,427	0.0
25,000	AGCO Corp., 5.450%, 03/21/2027	25,318	0.0
24,000	Air Lease Corp., 5.200%, 07/15/2031	24,538	0.0
5,000	Alabama Power Co., 5.850%, 11/15/2033	5,336	0.0
22,000	Alphabet, Inc., 4.500%, 05/15/2035	21,720	0.0
27,000	Altria Group, Inc., 6.200%, 11/01/2028	28,511	0.0
14,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	14,404	0.0
36,000	Ameren Corp., 5.000%, 01/15/2029	36,666	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
108,243	American Airlines Pass Through Trust 2021-1, A, 2.875%, 01/11/2036	$95,584	0.1
6,000 (3)	American Electric Power Co., Inc., 5.625%, 03/01/2033	6,240	0.0
30,000 (2)	American Express Co., 5.098%, 02/16/2028	30,351	0.0
35,000 (2)	American Express Co., 5.532%, 04/25/2030	36,392	0.1
7,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	6,463	0.0
19,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	19,328	0.0
43,000	American Honda Finance Corp., 4.700%, 01/12/2028	43,426	0.1
28,000	American Honda Finance Corp., 4.850%, 10/23/2031	28,090	0.0
20,000	American Honda Finance Corp., 5.650%, 11/15/2028	20,797	0.0
36,000	American International Group, Inc., 3.400%, 06/30/2030	34,253	0.1
29,000 (1)	American National Global Funding, 5.250%, 06/03/2030	29,160	0.0
205,000	American Tower Corp., 2.750%, 01/15/2027	200,198	0.2
29,000	American Tower Corp., 3.650%, 03/15/2027	28,655	0.0
19,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	16,730	0.0
17,000	Ameriprise Financial, Inc., 5.200%, 04/15/2035	17,132	0.0
22,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	23,063	0.0
13,000	Aon North America, Inc., 5.125%, 03/01/2027	13,159	0.0
37,000	Aon North America, Inc., 5.150%, 03/01/2029	37,904	0.1
38,000	AppLovin Corp., 5.125%, 12/01/2029	38,506	0.1
27,000	AppLovin Corp., 5.375%, 12/01/2031	27,486	0.0

See Accompanying Notes to Financial Statements

51

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
36,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	$36,568	0.1
20,000	AT&T, Inc., 6.050%, 08/15/2056	20,425	0.0
46,000 (1)	Athene Global Funding, 5.322%, 11/13/2031	46,401	0.1
89,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	89,627	0.1
25,000	Automatic Data Processing, Inc., 4.750%, 05/08/2032	25,371	0.0
13,000	AutoZone, Inc., 6.250%, 11/01/2028	13,780	0.0
26,000	Avnet, Inc., 6.250%, 03/15/2028	27,032	0.0
153,000 (2)	Bank of America Corp., 1.734%, 07/22/2027	148,744	0.2
43,000 (2)	Bank of America Corp., 2.087%, 06/14/2029	40,312	0.1
95,000 (2)	Bank of America Corp., 2.299%, 07/21/2032	82,810	0.1
32,000 (2)	Bank of America Corp., 2.572%, 10/20/2032	28,212	0.0
55,000 (2)	Bank of America Corp., 2.592%, 04/29/2031	50,296	0.1
99,000 (2)	Bank of America Corp., 2.687%, 04/22/2032	88,873	0.1
40,000 (2)	Bank of America Corp., 2.884%, 10/22/2030	37,448	0.1
71,000 (2)	Bank of America Corp., 2.972%, 02/04/2033	63,598	0.1
25,000 (2)	Bank of America Corp., 3.194%, 07/23/2030	23,802	0.0
49,000 (2)	Bank of America Corp., 3.419%, 12/20/2028	47,906	0.1
40,000 (2)	Bank of America Corp., 3.593%, 07/21/2028	39,394	0.1
10,000 (2)	Bank of America Corp., 3.970%, 03/05/2029	9,891	0.0
19,000 (2)	Bank of America Corp., 5.464%, 05/09/2036	19,490	0.0
11,000 (2)	Bank of America Corp., 5.511%, 01/24/2036	11,315	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
37,000 (2)	Bank of America Corp., 5.518%, 10/25/2035	$37,017	0.1
41,000 (2)	Bank of America Corp., 5.744%, 02/12/2036	41,682	0.1
22,000 (2)	Bank of America Corp., 5.872%, 09/15/2034	23,224	0.0
6,000 (2)	Bank of New York Mellon Corp., 5.316%, 06/06/2036	6,127	0.0
42,000	Becton Dickinson & Co., 4.693%, 02/13/2028	42,422	0.1
230,000	Berry Global, Inc., 1.650%, 01/15/2027	220,686	0.2
6,000	Black Hills Corp., 6.000%, 01/15/2035	6,227	0.0
26,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	21,901	0.0
8,000	Boeing Co., 5.705%, 05/01/2040	7,909	0.0
56,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	54,339	0.1
27,000 (1)(3)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	25,960	0.0
6,000 (3)	BorgWarner, Inc., 5.400%, 08/15/2034	6,071	0.0
15,000 (1)	Boston Gas Co., 5.843%, 01/10/2035	15,602	0.0
5,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	5,014	0.0
2,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	2,013	0.0
22,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	22,395	0.0
20,000 (2)	BP Capital Markets PLC, 6.125%, 12/31/2199	20,017	0.0
18,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	18,648	0.0
31,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	25,712	0.0
14,000	Broadcom, Inc., 4.800%, 10/15/2034	13,837	0.0
31,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	30,102	0.0
17,000	Broadcom, Inc., 5.050%, 04/15/2030	17,420	0.0
8,000	Broadcom, Inc., 5.200%, 04/15/2032	8,230	0.0

See Accompanying Notes to Financial Statements

52

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
28,000	Brown & Brown, Inc., 4.900%, 06/23/2030	$28,276	0.0
20,000	Bunge Ltd. Finance Corp., 4.200%, 09/17/2029	19,783	0.0
28,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	28,011	0.0
33,000	Camden Property Trust, 5.850%, 11/03/2026	33,672	0.0
34,000	Campbell Soup Co., 5.200%, 03/21/2029	34,827	0.1
36,000	Cardinal Health, Inc., 4.700%, 11/15/2026	36,199	0.1
2,000	Cardinal Health, Inc., 5.450%, 02/15/2034	2,059	0.0
16,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	13,853	0.0
16,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	14,528	0.0
23,000 (1)	Cargill, Inc., 2.125%, 11/10/2031	20,013	0.0
11,000 (1)	Cargill, Inc., 5.125%, 02/11/2035	11,087	0.0
5,000	Carrier Global Corp., 2.722%, 02/15/2030	4,648	0.0
2,000	Carrier Global Corp., 5.900%, 03/15/2034	2,131	0.0
16,000 (3)	Caterpillar Financial Services Corp., 4.375%, 08/16/2029	16,129	0.0
21,000	Caterpillar, Inc., 5.200%, 05/15/2035	21,417	0.0
16,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	16,125	0.0
10,000	Cencora, Inc., 5.125%, 02/15/2034	10,085	0.0
6,000	Centene Corp., 2.450%, 07/15/2028	5,576	0.0
52,000	Centene Corp., 3.000%, 10/15/2030	46,497	0.1
15,000 (3)	CenterPoint Energy, Inc., 5.400%, 06/01/2029	15,512	0.0
36,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	33,162	0.0
45,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	47,125	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
10,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	$10,674	0.0
19,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	18,803	0.0
135,000	Cigna Group, 2.375%, 03/15/2031	120,060	0.1
9,000 (3)	Cigna Group, 5.250%, 02/15/2034	9,147	0.0
6,000	Cigna Group, 5.400%, 03/15/2033	6,203	0.0
29,000	Cisco Systems, Inc., 4.950%, 02/26/2031	29,841	0.0
38,000	Cisco Systems, Inc., 4.950%, 02/24/2032	38,966	0.1
10,000	Cisco Systems, Inc., 5.050%, 02/26/2034	10,240	0.0
10,000 (3)	Cisco Systems, Inc., 5.100%, 02/24/2035	10,240	0.0
265,000 (1)	Cleveland Electric Illuminating Co., 3.500%, 04/01/2028	257,884	0.3
45,000	CME Group, Inc., 4.400%, 03/15/2030	45,329	0.1
40,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	40,843	0.1
47,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	48,517	0.1
45,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	46,237	0.1
30,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	30,927	0.0
17,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	17,085	0.0
57,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	59,369	0.1
12,000 (3)	Comcast Corp., 1.500%, 02/15/2031	10,249	0.0
12,000	Comcast Corp., 1.950%, 01/15/2031	10,522	0.0
27,000	Comcast Corp., 4.250%, 01/15/2033	26,098	0.0
6,000	Comcast Corp., 5.300%, 06/01/2034	6,148	0.0
20,000 (3)	Comcast Corp., 5.300%, 05/15/2035	20,386	0.0
34,000 (1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	33,564	0.0

See Accompanying Notes to Financial Statements

53

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
11,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	$10,332	0.0
6,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	6,238	0.0
21,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	22,118	0.0
20,000	Crown Castle, Inc., 2.900%, 03/15/2027	19,464	0.0
34,000	Crown Castle, Inc., 3.300%, 07/01/2030	31,843	0.0
12,000	Crown Castle, Inc., 4.800%, 09/01/2028	12,077	0.0
36,000	Crown Castle, Inc., 4.900%, 09/01/2029	36,342	0.1
21,000	Crown Castle, Inc., 5.600%, 06/01/2029	21,684	0.0
8,000	Crown Castle, Inc., 5.800%, 03/01/2034	8,288	0.0
3,000	CVS Health Corp., 4.780%, 03/25/2038	2,755	0.0
10,000	CVS Health Corp., 5.125%, 02/21/2030	10,184	0.0
38,000	Deere & Co., 3.100%, 04/15/2030	36,164	0.1
118,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	119,135	0.1
20,000	Delta Air Lines, Inc., 5.250%, 07/10/2030	20,142	0.0
16,000 (3)	Devon Energy Corp., 5.200%, 09/15/2034	15,548	0.0
34,000	Discovery Communications LLC, 3.625%, 05/15/2030	27,700	0.0
19,000	Dollar General Corp., 3.500%, 04/03/2030	18,040	0.0
15,000	DTE Energy Co., 4.950%, 07/01/2027	15,179	0.0
71,000	DTE Energy Co., 5.100%, 03/01/2029	72,425	0.1
27,000	DTE Energy Co., 5.200%, 04/01/2030	27,642	0.0
19,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	16,822	0.0
4,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	4,266	0.0
3,000	Duke Energy Ohio, Inc., 5.250%, 04/01/2033	3,096	0.0
18,000	Elevance Health, Inc., 4.900%, 02/08/2026	18,001	0.0
24,000	Elevance Health, Inc., 4.950%, 11/01/2031	24,349	0.0
11,000	Elevance Health, Inc., 5.200%, 02/15/2035	11,121	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
6,000	Eli Lilly & Co., 4.700%, 02/09/2034	$5,999	0.0
34,000	Energy Transfer L.P., 3.750%, 05/15/2030	32,635	0.0
19,000	Energy Transfer L.P., 5.200%, 04/01/2030	19,431	0.0
9,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	9,019	0.0
8,000 (3)	Enterprise Products Operating LLC, 4.950%, 02/15/2035	7,976	0.0
40,000	EOG Resources, Inc., 5.000%, 07/15/2032	40,505	0.1
34,000	Equifax, Inc., 3.100%, 05/15/2030	31,821	0.0
39,000 (1)	Equitable Financial Life Global Funding, 5.000%, 03/27/2030	39,610	0.1
132,000	Essential Utilities, Inc., 2.704%, 04/15/2030	121,696	0.1
5,000	Essential Utilities, Inc., 5.375%, 01/15/2034	5,071	0.0
8,000	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	8,098	0.0
3,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	3,182	0.0
34,000	Eversource Energy, 2.550%, 03/15/2031	30,246	0.0
51,000	Eversource Energy, 2.900%, 03/01/2027	49,775	0.1
6,000	Eversource Energy, 5.125%, 05/15/2033	6,008	0.0
30,000	Eversource Energy, 5.450%, 03/01/2028	30,787	0.0
6,000	Eversource Energy, 5.500%, 01/01/2034	6,114	0.0
28,000	Eversource Energy, 5.950%, 02/01/2029	29,255	0.0
48,000 (3)	Eversource Energy U, 1.400%, 08/15/2026	46,434	0.1
49,000	Exelon Corp., 5.150%, 03/15/2028	50,100	0.1
19,000	Exelon Corp., 5.150%, 03/15/2029	19,501	0.0
23,000	Extra Space Storage L.P., 2.350%, 03/15/2032	19,528	0.0
35,000	Extra Space Storage L.P., 3.900%, 04/01/2029	34,286	0.1
8,000	Extra Space Storage L.P., 5.350%, 01/15/2035	8,058	0.0
11,000	Exxon Mobil Corp., 2.995%, 08/16/2039	8,574	0.0

See Accompanying Notes to Financial Statements

54

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
11,000 (2)	First Citizens BancShares, Inc., 6.254%, 03/12/2040	$10,973	0.0
45,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	44,510	0.1
32,000	Fiserv, Inc., 5.150%, 03/15/2027	32,432	0.0
6,000	Fiserv, Inc., 5.150%, 08/12/2034	6,025	0.0
20,000	Flex Ltd., 5.250%, 01/15/2032	20,245	0.0
17,000	Florida Power & Light Co., 4.625%, 05/15/2030	17,232	0.0
17,000	Florida Power & Light Co., 5.300%, 06/15/2034	17,531	0.0
34,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	32,260	0.0
6,000 (3)	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	6,301	0.0
19,000	GATX Corp., 4.000%, 06/30/2030	18,496	0.0
73,000	General Mills, Inc., 2.875%, 04/15/2030	67,938	0.1
38,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	32,930	0.0
36,000 (3)	General Motors Financial Co., Inc., 4.900%, 10/06/2029	35,953	0.1
202,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	202,387	0.2
37,000	General Motors Financial Co., Inc., 5.450%, 07/15/2030	37,535	0.1
70,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	71,532	0.1
38,000	General Motors Financial Co., Inc., 5.900%, 01/07/2035	38,224	0.1
5,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	5,149	0.0
16,000	Genuine Parts Co., 4.950%, 08/15/2029	16,252	0.0
18,000	Georgia Power Co., 4.650%, 05/16/2028	18,254	0.0
30,000 (2)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	30,152	0.0
15,000 (2)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	15,126	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
11,000 (2)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	$10,872	0.0
10,000 (2)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	10,091	0.0
11,000 (2)(3)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	11,285	0.0
20,000 (2)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	20,823	0.0
20,000 (2)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	21,218	0.0
22,000	HCA, Inc., 2.375%, 07/15/2031	19,156	0.0
40,000	HCA, Inc., 3.500%, 09/01/2030	37,838	0.1
95,000	HCA, Inc., 4.125%, 06/15/2029	93,363	0.1
19,000	HCA, Inc., 4.500%, 02/15/2027	19,008	0.0
24,000	HCA, Inc., 5.450%, 04/01/2031	24,755	0.0
45,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	45,937	0.1
93,000	Healthpeak OP LLC, 3.000%, 01/15/2030	87,291	0.1
12,000	Healthpeak OP LLC, 5.250%, 12/15/2032	12,218	0.0
49,000	HEICO Corp., 5.250%, 08/01/2028	50,287	0.1
49,000	Hershey Co., 4.950%, 02/24/2032	50,111	0.1
48,000	Hess Corp., 4.300%, 04/01/2027	47,908	0.1
36,000	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	35,923	0.1
19,000	Hewlett Packard Enterprise Co., 5.000%, 10/15/2034	18,439	0.0
27,000	Home Depot, Inc., 2.700%, 04/15/2030	25,223	0.0
21,000	Honeywell International, Inc., 4.750%, 02/01/2032	21,204	0.0
7,000	Honeywell International, Inc., 5.000%, 03/01/2035	7,048	0.0
12,000	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	11,884	0.0
18,000	HP, Inc., 2.650%, 06/17/2031	15,936	0.0
25,000	Humana, Inc., 5.375%, 04/15/2031	25,581	0.0

See Accompanying Notes to Financial Statements

55

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
43,000 (2)	Huntington Bancshares, Inc., 6.141%, 11/18/2039	$43,886	0.1
34,000 (3)	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	33,281	0.0
12,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	12,212	0.0
23,000 (1)	Hyundai Capital America, 5.150%, 03/27/2030	23,285	0.0
32,000 (1)(3)	Hyundai Capital America, 5.400%, 03/29/2032	32,396	0.0
35,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	35,931	0.1
90,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	93,588	0.1
32,000(1)	Hyundai Capital America, 6.500%, 01/16/2029	33,761	0.0
100,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	101,359	0.1
10,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	10,270	0.0
16,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	16,498	0.0
2,000 (3)	Ingersoll Rand, Inc., 5.450%, 06/15/2034	2,058	0.0
47,000	Intel Corp., 2.450%, 11/15/2029	42,958	0.1
23,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	20,598	0.0
10,000	Intuit, Inc., 5.200%, 09/15/2033	10,365	0.0
7,000	Invitation Homes Operating Parternship L.P., 5.500%, 08/15/2033	7,112	0.0
38,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	32,376	0.0
28,000	John Deere Capital Corp., 4.400%, 09/08/2031	27,946	0.0
65,000	John Deere Capital Corp., 4.700%, 06/10/2030	66,121	0.1
24,000	John Deere Capital Corp., 4.850%, 06/11/2029	24,599	0.0
47,000	John Deere Capital Corp., 4.900%, 03/07/2031	48,167	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
21,000	Johnson & Johnson, 3.625%, 03/03/2037	$18,802	0.0
38,000	Johnson & Johnson, 4.700%, 03/01/2030	38,904	0.1
6,000 (3)	Johnson & Johnson, 4.950%, 06/01/2034	6,243	0.0
135,000 (2)	JPMorgan Chase & Co., 1.470%, 09/22/2027	130,278	0.1
99,000 (2)	JPMorgan Chase & Co., 1.578%, 04/22/2027	96,722	0.1
6,000 (2)	JPMorgan Chase & Co., 1.953%, 02/04/2032	5,205	0.0
92,000 (2)	JPMorgan Chase & Co., 2.069%, 06/01/2029	86,306	0.1
7,000 (2)	JPMorgan Chase & Co., 2.739%, 10/15/2030	6,529	0.0
78,000 (2)	JPMorgan Chase & Co., 2.947%, 02/24/2028	76,243	0.1
565,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	556,943	0.6
23,000 (2)	JPMorgan Chase & Co., 4.452%, 12/05/2029	23,048	0.0
30,000 (2)	JPMorgan Chase & Co., 4.603%, 10/22/2030	30,108	0.0
20,000 (2)	JPMorgan Chase & Co., 4.995%, 07/22/2030	20,370	0.0
5,000 (2)	JPMorgan Chase & Co., 5.140%, 01/24/2031	5,129	0.0
42,000 (2)	JPMorgan Chase & Co., 5.571%, 04/22/2028	42,878	0.1
64,000 (2)	JPMorgan Chase & Co., 5.572%, 04/22/2036	66,351	0.1
42,000 (2)	JPMorgan Chase & Co., 5.581%, 04/22/2030	43,619	0.1
8,000 (2)	JPMorgan Chase & Co., 5.766%, 04/22/2035	8,408	0.0
4,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	4,129	0.0
14,000	Kenvue, Inc., 4.850%, 05/22/2032	14,176	0.0
14,000	Kenvue, Inc., 4.900%, 03/22/2033	14,214	0.0
21,000	Kenvue, Inc., 5.050%, 03/22/2028	21,510	0.0

See Accompanying Notes to Financial Statements

56

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
6,000	Keurig Dr Pepper, Inc., 4.600%, 05/15/2030	$6,032	0.0
5,000 (2)	KeyCorp, 4.789%, 06/01/2033	4,877	0.0
5,000 (2)	KeyCorp, 6.401%, 03/06/2035	5,336	0.0
18,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	17,983	0.0
5,000	KLA Corp., 4.700%, 02/01/2034	4,981	0.0
11,000	Kraft Heinz Foods Co., 5.200%, 03/15/2032	11,206	0.0
42,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	39,680	0.1
22,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	22,519	0.0
16,000	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	15,761	0.0
42,000(1)(3)	Liberty Utilities Co., 5.577%, 01/31/2029	43,228	0.1
19,000(1)	Liberty Utilities Co., 5.869%, 01/31/2034	19,403	0.0
15,000(1)	Lineage OP L.P., 5.250%, 07/15/2030	15,097	0.0
7,000	Lockheed Martin Corp., 4.800%, 08/15/2034	6,981	0.0
6,000	Lockheed Martin Corp., 5.250%, 01/15/2033	6,231	0.0
4,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	4,138	0.0
30,000	LPL Holdings, Inc., 5.150%, 06/15/2030	30,384	0.0
28,000	LPL Holdings, Inc., 5.200%, 03/15/2030	28,449	0.0
30,000	LPL Holdings, Inc., 5.700%, 05/20/2027	30,580	0.0
23,000	Marathon Petroleum Corp., 5.700%, 03/01/2035	23,341	0.0
24,000	Marriott International, Inc., 4.800%, 03/15/2030	24,238	0.0
10,000	Marriott International, Inc., 5.350%, 03/15/2035	10,087	0.0
18,000(1)	Mars, Inc., 5.000%, 03/01/2032	18,248	0.0
26,000(1)	Mars, Inc., 5.200%, 03/01/2035	26,324	0.0
73,000	Marsh & McLennan Cos., Inc., 5.000%, 03/15/2035	73,018	0.1
23,000	Marvell Technology, Inc., 5.750%, 02/15/2029	23,954	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
19,000	McKesson Corp., 4.250%, 09/15/2029	$18,980	0.0
21,000	McKesson Corp., 4.950%, 05/30/2032	21,290	0.0
17,000	McKesson Corp., 5.250%, 05/30/2035	17,275	0.0
6,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	5,941	0.0
2,000 (3)	Merck & Co., Inc., 4.500%, 05/17/2033	1,996	0.0
34,000 (3)	Meta Platforms, Inc., 4.750%, 08/15/2034	34,171	0.1
27,000	Micron Technology, Inc., 5.800%, 01/15/2035	27,935	0.0
11,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	11,373	0.0
6,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	6,234	0.0
48,000	Mondelez International, Inc., 2.750%, 04/13/2030	44,592	0.1
9,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	9,363	0.0
38,000 (2)	Morgan Stanley, 0.985%, 12/10/2026	37,398	0.1
30,000 (2)	Morgan Stanley, 1.512%, 07/20/2027	29,108	0.0
494,000 (2)	Morgan Stanley, 1.593%, 05/04/2027	482,146	0.5
14,000 (2)	Morgan Stanley, 2.484%, 09/16/2036	11,900	0.0
210,000	Morgan Stanley, 3.125%, 07/27/2026	207,429	0.2
21,000 (2)	Morgan Stanley, 3.591%, 07/22/2028	20,636	0.0
15,000 (2)	Morgan Stanley, 5.042%, 07/19/2030	15,258	0.0
52,000 (2)	Morgan Stanley, 5.164%, 04/20/2029	53,028	0.1
35,000 (2)	Morgan Stanley, 5.192%, 04/17/2031	35,888	0.1
26,000 (2)	Morgan Stanley, 5.587%, 01/18/2036	26,700	0.0
113,000 (2)	Morgan Stanley, 5.664%, 04/17/2036	117,140	0.1
86,000 (2)	Morgan Stanley, 6.296%, 10/18/2028	89,605	0.1
22,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	22,367	0.0
23,000	Motorola Solutions, Inc., 5.550%, 08/15/2035	23,460	0.0
23,000	MPLX L.P., 2.650%, 08/15/2030	20,825	0.0

See Accompanying Notes to Financial Statements

57

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
5,000	MPLX L.P., 5.500%, 06/01/2034	$5,023	0.0
20,000	National Rural Utilities Cooperative Finance Corp., 1.650%, 06/15/2031	17,026	0.0
267,000	National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	264,131	0.3
11,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	10,553	0.0
15,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	15,104	0.0
16,000	NetApp, Inc., 5.500%, 03/17/2032	16,486	0.0
19,000	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	19,588	0.0
19,000 (2)	NextEra Energy Capital Holdings, Inc., 6.375%, 08/15/2055	19,449	0.0
16,000 (2)	NextEra Energy Capital Holdings, Inc., 6.500%, 08/15/2055	16,395	0.0
24,000	NiSource, Inc., 5.850%, 04/01/2055	23,773	0.0
26,000	NNN REIT, Inc., 4.600%, 02/15/2031	25,870	0.0
10,000	Norfolk Southern Corp., 2.550%, 11/01/2029	9,288	0.0
16,000	Norfolk Southern Corp., 5.050%, 08/01/2030	16,539	0.0
4,000	Norfolk Southern Corp., 5.550%, 03/15/2034	4,185	0.0
48,000 (1)	NorthWestern Corp., 5.073%, 03/21/2030	48,779	0.1
16,000 (1)	Northwestern Mutual Life Insurance Co., 6.170%, 05/29/2055	16,722	0.0
4,000	NSTAR Electric Co., 5.400%, 06/01/2034	4,101	0.0
28,000	Nucor Corp., 5.100%, 06/01/2035	28,100	0.0
31,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	32,303	0.0
7,000	Occidental Petroleum Corp., 5.375%, 01/01/2032	6,948	0.0
32,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	33,150	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
9,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	$8,815	0.0
10,000	OGE Energy Corp., 5.450%, 05/15/2029	10,364	0.0
23,000	Omega Healthcare Investors, Inc., 5.200%, 07/01/2030	23,138	0.0
15,000	ONE Gas, Inc., 5.100%, 04/01/2029	15,370	0.0
222,000	Oracle Corp., 2.800%, 04/01/2027	216,505	0.2
18,000	Oracle Corp., 3.800%, 11/15/2037	15,419	0.0
25,000	Oracle Corp., 6.150%, 11/09/2029	26,684	0.0
46,000	O'Reilly Automotive, Inc., 3.600%, 09/01/2027	45,398	0.1
91,000	O'Reilly Automotive, Inc., 4.350%, 06/01/2028	91,298	0.1
12,000	O'Reilly Automotive, Inc., 5.000%, 08/19/2034	11,891	0.0
13,000	Ovintiv, Inc., 5.650%, 05/15/2028	13,368	0.0
4,000	PECO Energy Co., 4.900%, 06/15/2033	4,064	0.0
24,000 (1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	24,059	0.0
43,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	44,045	0.1
27,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	27,645	0.0
95,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	97,459	0.1
21,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	21,297	0.0
21,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	20,945	0.0
21,000	Philip Morris International, Inc., 4.750%, 11/01/2031	21,168	0.0
36,000	Philip Morris International, Inc., 4.875%, 02/13/2029	36,647	0.1
6,000	Philip Morris International, Inc., 5.250%, 02/13/2034	6,123	0.0

See Accompanying Notes to Financial Statements

58

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
15,000 (2)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	$15,957	0.0
62,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	63,721	0.1
4,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	4,088	0.0
21,000 (1)	PSEG Power LLC, 5.200%, 05/15/2030	21,439	0.0
21,000 (1)	PSEG Power LLC, 5.750%, 05/15/2035	21,636	0.0
8,000	Public Service Electric and Gas Co., 5.200%, 08/01/2033	8,250	0.0
6,000	Public Service Electric and Gas Co., 5.200%, 03/01/2034	6,156	0.0
22,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	19,331	0.0
22,000	Public Service Enterprise Group, Inc., 4.900%, 03/15/2030	22,387	0.0
39,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	40,110	0.1
6,000	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	6,074	0.0
16,000	QUALCOMM, Inc., 4.750%, 05/20/2032	16,193	0.0
8,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	7,260	0.0
8,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	7,447	0.0
36,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	36,368	0.1
10,000	Quest Diagnostics, Inc., 5.000%, 12/15/2034	9,955	0.0
6,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	6,577	0.0
12,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	10,299	0.0
8,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	8,261	0.0
23,000	Ross Stores, Inc., 4.700%, 04/15/2027	23,028	0.0
150,000	Royalty Pharma PLC, 1.200%, 09/02/2025	149,015	0.2
143,000	Royalty Pharma PLC, 1.750%, 09/02/2027	135,462	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
25,000	Royalty Pharma PLC, 2.200%, 09/02/2030	$22,168	0.0
16,000	Royalty Pharma PLC, 5.150%, 09/02/2029	16,340	0.0
19,000	Ryder System, Inc., 4.950%, 09/01/2029	19,343	0.0
27,000	Ryder System, Inc., 5.000%, 03/15/2030	27,407	0.0
27,000	Ryder System, Inc., 5.250%, 06/01/2028	27,714	0.0
4,000	Ryder System, Inc., 5.375%, 03/15/2029	4,111	0.0
32,000	Ryder System, Inc., 5.500%, 06/01/2029	33,142	0.0
8,000	Ryder System, Inc., 6.600%, 12/01/2033	8,798	0.0
10,000	S&P Global, Inc., 1.250%, 08/15/2030	8,613	0.0
48,000	S&P Global, Inc., 2.700%, 03/01/2029	45,508	0.1
19,000 (1)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	17,494	0.0
2,000 (1)	Schlumberger Holdings Corp., 4.850%, 05/15/2033	1,966	0.0
22,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	22,586	0.0
52,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	49,782	0.1
20,000 (2)	Sempra, 6.400%, 10/01/2054	19,037	0.0
24,000	Solventum Corp., 5.450%, 03/13/2031	24,931	0.0
8,000	Solventum Corp., 5.600%, 03/23/2034	8,237	0.0
16,000	Sonoco Products Co., 4.600%, 09/01/2029	15,971	0.0
10,000	Southern California Gas Co., 5.200%, 06/01/2033	10,143	0.0
36,000	Southern Co., 5.113%, 08/01/2027	36,553	0.1
5,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	5,049	0.0
52,000	Southwestern Public Service Co., 5.300%, 05/15/2035	52,286	0.1
90,000	Sprint Capital Corp., 6.875%, 11/15/2028	96,641	0.1
44,000	Sprint Capital Corp., 8.750%, 03/15/2032	53,401	0.1
77,000 (2)	State Street Corp., 3.031%, 11/01/2034	71,157	0.1
29,000 (2)	State Street Corp., 4.675%, 10/22/2032	29,020	0.0
17,000	State Street Corp., 4.729%, 02/28/2030	17,262	0.0

See Accompanying Notes to Financial Statements

59

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
24,000	Stryker Corp., 4.850%, 02/10/2030	$24,494	0.0
19,000	Synopsys, Inc., 5.000%, 04/01/2032	19,254	0.0
10,000	Sysco Corp., 5.400%, 03/23/2035	10,178	0.0
20,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	20,603	0.0
3,000	Targa Resources Corp., 4.200%, 02/01/2033	2,812	0.0
4,000	Targa Resources Corp., 5.500%, 02/15/2035	4,016	0.0
19,000	Target Corp., 5.000%, 04/15/2035	18,979	0.0
34,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	30,816	0.0
57,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	58,686	0.1
19,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	18,459	0.0
18,000 (3)	T-Mobile USA, Inc., 5.300%, 05/15/2035	18,232	0.0
30,000	Toyota Motor Credit Corp., 4.350%, 10/08/2027	30,134	0.0
20,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	20,166	0.0
31,000	Toyota Motor Credit Corp., 4.800%, 05/15/2030	31,505	0.0
16,000	Toyota Motor Credit Corp., 5.350%, 01/09/2035	16,407	0.0
30,000	Toyota Motor Credit Corp., 5.550%, 11/20/2030	31,589	0.0
8,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	7,549	0.0
61,000 (2)	Truist Financial Corp., 5.435%, 01/24/2030	62,841	0.1
11,000 (2)	Truist Financial Corp., 5.867%, 06/08/2034	11,496	0.0
11,000 (2)(3)	Truist Financial Corp., 6.123%, 10/28/2033	11,696	0.0
14,000	Tucson Electric Power Co., 5.200%, 09/15/2034	14,067	0.0
21,000	Tyson Foods, Inc., 5.400%, 03/15/2029	21,658	0.0
21,000	Uber Technologies, Inc., 4.300%, 01/15/2030	20,921	0.0
19,000	Union Pacific Corp., 5.100%, 02/20/2035	19,332	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
20,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	$14,519	0.0
20,000	UnitedHealth Group, Inc., 4.950%, 01/15/2032	20,264	0.0
8,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	8,085	0.0
12,000	Universal Health Services, Inc., 4.625%, 10/15/2029	11,869	0.0
121,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	119,887	0.1
13,000	Verizon Communications, Inc., 1.750%, 01/20/2031	11,205	0.0
11,000	Verizon Communications, Inc., 2.550%, 03/21/2031	9,869	0.0
27,000 (3)	Verizon Communications, Inc., 4.400%, 11/01/2034	25,636	0.0
58,000	Viatris, Inc., 2.700%, 06/22/2030	51,683	0.1
3,000	Viatris, Inc., 3.850%, 06/22/2040	2,217	0.0
74,000	VMware, Inc., 1.400%, 08/15/2026	71,591	0.1
55,000	Walmart, Inc., 4.900%, 04/28/2035	55,727	0.1
23,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	21,464	0.0
9,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	9,000	0.0
13,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	13,250	0.0
312,000	Wells Fargo & Co., 3.000%, 10/23/2026	306,747	0.3
21,000 (2)	Wells Fargo & Co., 3.584%, 05/22/2028	20,685	0.0
40,000 (2)	Wells Fargo & Co., 4.540%, 08/15/2026	39,992	0.1
6,000 (2)	Wells Fargo & Co., 5.499%, 01/23/2035	6,155	0.0
115,000 (2)	Wells Fargo & Co., 5.605%, 04/23/2036	118,750	0.1
5,000 (2)	Wells Fargo & Co., 6.491%, 10/23/2034	5,467	0.0
4,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	3,923	0.0
42,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	42,252	0.1

See Accompanying Notes to Financial Statements

60

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	United States: (continued)
21,000	Weyerhaeuser Co., 4.750%, 05/15/2026	$21,045	0.0
10,000	Williams Cos., Inc., 4.900%, 03/15/2029	10,141	0.0
6,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	6,150	0.0
16,000	Xcel Energy, Inc., 5.600%, 04/15/2035	16,342	0.0
26,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	26,813	0.0
		15,515,307	14.9

	Total Corporate Bonds/Notes
	(Cost $17,070,944)	17,132,634	16.4
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.4%
	Mexico: 0.0%
17,878 (4)	Su Casita 2006-1U A, 6.100%, 09/25/2035	946	0.0

	United States: 13.4%
97,946 (2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.759%, 05/25/2036	85,944	0.1
30,108 (2)	Alternative Loan Trust 2005-53T2 2A6, 4.934%, (TSFR1M + 0.614%), 11/25/2035	15,402	0.0
53,675	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	24,190	0.0
112,521	Banc of America Funding Trust 2005-1 1A1, 5.500%, 02/25/2035	111,069	0.1
12,300	CHL Mortgage Pass-Through Trust 2005-17 1A8, 5.500%, 09/25/2035	12,264	0.0
22,299	CHL Mortgage Pass-Through Trust 2005-J4 A7, 5.500%, 11/25/2035	18,569	0.0
170,126	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	78,243	0.1
20,070 (2)	Citigroup Mortgage Loan Trust, Inc. 2005-2 1A3, 6.302%, 05/25/2035	19,525	0.0
123,669	CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	108,605	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
298,678 (1)(2)	COLT Mortgage Loan Trust 2021-2 A1, 0.924%, 08/25/2066	$251,505	0.3
172,064 (1)(2)	COLT Mortgage Loan Trust 2021-3 A1, 0.956%, 09/27/2066	143,784	0.1
300,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R03 2M2, 6.256%, (SOFR30A + 1.950%), 03/25/2044	302,907	0.3
250,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R02 1M2, 5.906%, (SOFR30A + 1.600%), 02/25/2045	251,071	0.3
2,590 (5)	Fannie Mae Interest Strip 294 2, 7.000%, 02/25/2028	162	0.0
47,929 (5)	Fannie Mae Interest Strip 319 2, 6.500%, 02/25/2032	6,631	0.0
15,595 (5)	Fannie Mae Interest Strip 328 2, 6.000%, 12/25/2032	2,177	0.0
7,558 (5)	Fannie Mae Interest Strip 331 5, 6.000%, 02/25/2033	1,014	0.0
9,250 (5)	Fannie Mae Interest Strip 332 2, 6.000%, 03/25/2033	1,370	0.0
7,337 (5)	Fannie Mae Interest Strip 334 12, 6.000%, 03/25/2033	1,024	0.0
9,709 (5)	Fannie Mae Interest Strip 338 2, 5.500%, 07/25/2033	1,399	0.0
4,250 (5)	Fannie Mae Interest Strip 356 10, 5.500%, 06/25/2035	664	0.0
4,049 (5)	Fannie Mae Interest Strip 364 15, 6.000%, 09/25/2035	561	0.0
155,170 (5)	Fannie Mae Interest Strip 418 5, 3.500%, 08/25/2043	22,950	0.0
191,767 (2)(5)	Fannie Mae Interest Strip 418 80, 3.500%, 08/25/2033	15,292	0.0
962	Fannie Mae REMIC Trust 1999-14 MB, 6.500%, 04/25/2029	969	0.0
2,064	Fannie Mae REMIC Trust 2001-80 ZB, 6.000%, 01/25/2032	2,115	0.0

See Accompanying Notes to Financial Statements

61

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
16,476 (2)(5)	Fannie Mae REMIC Trust 2002-12 SB, 3.330%, (-1.000*SOFR30A + 7.636%), 07/25/2031	$1,350	0.0
10,689 (2)(5)	Fannie Mae REMIC Trust 2002-2 SW, 3.330%, (-1.000*SOFR30A + 7.636%), 02/25/2032	946	0.0
4,131	Fannie Mae REMIC Trust 2002-21 PE, 6.500%, 04/25/2032	4,306	0.0
1,730 (2)	Fannie Mae REMIC Trust 2002-29 F, 5.420%, (SOFR30A + 1.114%), 04/25/2032	1,746	0.0
3,459 (2)(5)	Fannie Mae REMIC Trust 2002-41 S, 3.530%, (-1.000*SOFR30A + 7.836%), 07/25/2032	187	0.0
533 (2)	Fannie Mae REMIC Trust 2002-64 FJ, 5.420%, (SOFR30A + 1.114%), 04/25/2032	536	0.0
1,230 (2)	Fannie Mae REMIC Trust 2002-68 FH, 4.916%, (SOFR30A + 0.614%), 10/18/2032	1,226	0.0
189,282 (2)(5)	Fannie Mae REMIC Trust 2002-77 JS, 3.584%, (-1.000*SOFR30A + 7.886%), 12/18/2032	17,394	0.0
5,067 (2)	Fannie Mae REMIC Trust 2002-84 FB, 5.420%, (SOFR30A + 1.114%), 12/25/2032	5,116	0.0
5,066 (2)	Fannie Mae REMIC Trust 2003-11 FA, 5.420%, (SOFR30A + 1.114%), 09/25/2032	5,116	0.0
999 (2)	Fannie Mae REMIC Trust 2003-116 FA, 4.820%, (SOFR30A + 0.514%), 11/25/2033	997	0.0
6,685 (5)	Fannie Mae REMIC Trust 2003-13 IO, 7.000%, 03/25/2033	992	0.0
7,363 (5)	Fannie Mae REMIC Trust 2003-26 IK, 7.000%, 04/25/2033	1,262	0.0
132,930 (2)(5)	Fannie Mae REMIC Trust 2004-56 SE, 3.130%, (-1.000*SOFR30A + 7.436%), 10/25/2033	12,960	0.0

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
8,249 (2)	Fannie Mae REMIC Trust 2005-25 PS, 8.714%, (-1.000*SOFR30A + 27.656%), 04/25/2035	$10,058	0.0
1,798 (2)(5)	Fannie Mae REMIC Trust 2005-40 SB, 2.330%, (-1.000*SOFR30A + 6.636%), 05/25/2035	65	0.0
57,777 (2)	Fannie Mae REMIC Trust 2005-74 DK, 6.321%, (-1.000*SOFR30A + 23.542%), 07/25/2035	59,602	0.1
124,991 (2)	Fannie Mae REMIC Trust 2005-87 SB, 7.628%, (-1.000*SOFR30A + 23.414%), 10/25/2035	135,260	0.1
61,494 (2)	Fannie Mae REMIC Trust 2006-104 ES, 11.352%, (-1.000*SOFR30A + 32.878%), 11/25/2036	81,701	0.1
5,195 (2)	Fannie Mae REMIC Trust 2006-11 PS, 8.361%, (-1.000*SOFR30A + 24.147%), 03/25/2036	6,237	0.0
10,299 (2)	Fannie Mae REMIC Trust 2006-46 SW, 7.995%, (-1.000*SOFR30A + 23.779%), 06/25/2036	11,869	0.0
2,389,611 (2)(5)	Fannie Mae REMIC Trust 2006-51 SA, 2.150%, (-1.000*SOFR30A + 6.456%), 06/25/2036	195,126	0.2
18,328 (2)(5)	Fannie Mae REMIC Trust 2006-90 SX, 2.810%, (-1.000*SOFR30A + 7.116%), 09/25/2036	1,225	0.0
2,830,411 (2)(5)	Fannie Mae REMIC Trust 2007-116 DI, 1.520%, (-1.000*SOFR30A + 5.826%), 01/25/2038	237,106	0.2
19,446 (2)(5)	Fannie Mae REMIC Trust 2007-88 XI, 2.120%, (-1.000*SOFR30A + 6.426%), 06/25/2037	1,858	0.0
161,970 (2)(5)	Fannie Mae REMIC Trust 2007-89 SB, 2.130%, (-1.000*SOFR30A + 6.436%), 09/25/2037	14,345	0.0

See Accompanying Notes to Financial Statements

62

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
512,037 (2)(5)	Fannie Mae REMIC Trust 2007-94 SG, 2.030%, (-1.000*SOFR30A + 6.336%), 10/25/2037	$47,461	0.1
248,774 (2)	Fannie Mae REMIC Trust 2010-109 SN, 2.865%, (-1.000*SOFR30A + 24.428%), 10/25/2040	242,101	0.2
131,869	Fannie Mae REMIC Trust 2010-155 PL, 5.000%, 07/25/2040	133,122	0.1
1,010,328 (2)(5)	Fannie Mae REMIC Trust 2011-55 SK, 2.140%, (-1.000*SOFR30A + 6.446%), 06/25/2041	104,293	0.1
672,255 (2)(5)	Fannie Mae REMIC Trust 2011-86 NS, 1.530%, (-1.000*SOFR30A + 5.836%), 09/25/2041	46,071	0.1
206,222 (2)(5)	Fannie Mae REMIC Trust 2012-10 US, 2.030%, (-1.000*SOFR30A + 6.336%), 02/25/2042	24,945	0.0
326,613 (5)	Fannie Mae REMIC Trust 2012-110 JI, 4.000%, 06/25/2042	43,999	0.1
963,230 (2)(5)	Fannie Mae REMIC Trust 2012-133 PS, 1.780%, (-1.000*SOFR30A + 6.086%), 03/25/2042	71,333	0.1
485,967 (5)	Fannie Mae REMIC Trust 2012-138 DI, 3.000%, 12/25/2027	8,327	0.0
817,866 (2)(5)	Fannie Mae REMIC Trust 2012-144 SB, 1.680%, (-1.000*SOFR30A + 5.986%), 01/25/2043	86,928	0.1
427,718 (2)(5)	Fannie Mae REMIC Trust 2012-27 SB, 1.560%, (-1.000*SOFR30A + 5.866%), 11/25/2041	23,091	0.0
422,296 (5)	Fannie Mae REMIC Trust 2013-64 LI, 3.000%, 06/25/2033	32,641	0.0
6,655,899 (2)(5)	Fannie Mae REMIC Trust 2019-15 SA, 1.580%, (-1.000*SOFR30A + 5.886%), 04/25/2049	751,877	0.7
1,666,923 (5)	Fannie Mae REMIC Trust 2020-3 DI, 3.500%, 02/25/2050	299,049	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
12,192,690 (5)	Fannie Mae REMIC Trust 2021-4 IN, 2.500%, 02/25/2051	$1,529,068	1.5
948	Freddie Mac REMIC Trust 1897 K, 7.000%, 09/15/2026	947	0.0
979 (5)	Freddie Mac REMIC Trust 2035 PE, 7.000%, 03/15/2028	57	0.0
6,847 (5)	Freddie Mac REMIC Trust 2049 PL, 7.000%, 04/15/2028	440	0.0
3,941 (2)	Freddie Mac REMIC Trust 2122 F, 4.868%, (SOFR30A + 0.564%), 02/15/2029	3,930	0.0
3,133 (2)(5)	Freddie Mac REMIC Trust 2134 SB, 3.282%, (-1.000*SOFR30A + 7.586%), 03/15/2029	73	0.0
9,882 (2)(5)	Freddie Mac REMIC Trust 2136 SG, 3.232%, (-1.000*SOFR30A + 7.536%), 03/15/2029	385	0.0
8,422 (2)(5)	Freddie Mac REMIC Trust 2177 SB, 4.532%, (-1.000*SOFR30A + 8.836%), 08/15/2029	307	0.0
2,839 (2)	Freddie Mac REMIC Trust 2344 FP, 5.368%, (SOFR30A + 1.064%), 08/15/2031	2,867	0.0
1,364 (2)	Freddie Mac REMIC Trust 2412 GF, 5.368%, (SOFR30A + 1.064%), 02/15/2032	1,375	0.0
20,244	Freddie Mac REMIC Trust 2415 ZA, 6.500%, 02/15/2032	21,138	0.0
1,671 (2)	Freddie Mac REMIC Trust 2464 FI, 5.418%, (SOFR30A + 1.114%), 02/15/2032	1,683	0.0
1,714 (2)	Freddie Mac REMIC Trust 2470 LF, 5.418%, (SOFR30A + 1.114%), 02/15/2032	1,730	0.0
2,307 (2)	Freddie Mac REMIC Trust 2471 FD, 5.418%, (SOFR30A + 1.114%), 03/15/2032	2,330	0.0
1,876 (2)	Freddie Mac REMIC Trust 2504 FP, 4.918%, (SOFR30A + 0.614%), 03/15/2032	1,869	0.0

See Accompanying Notes to Financial Statements

63

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
6,702 (2)	Freddie Mac REMIC Trust 2551 LF, 4.918%, (SOFR30A + 0.614%), 01/15/2033	$6,698	0.0
93,528	Freddie Mac REMIC Trust 2750 XG, 5.000%, 02/15/2034	95,463	0.1
79,260	Freddie Mac REMIC Trust 2890 PE, 5.000%, 11/15/2034	81,068	0.1
14,956 (2)	Freddie Mac REMIC Trust 3001 HT, 8.000%, (-1.000*SOFR30A + 43.903%), 05/15/2035	15,555	0.0
8,847 (2)(5)	Freddie Mac REMIC Trust 3004 SB, 1.732%, (-1.000*SOFR30A + 6.036%), 07/15/2035	302	0.0
3,806 (2)	Freddie Mac REMIC Trust 3025 SJ, 8.549%, (-1.000*SOFR30A + 24.330%), 08/15/2035	4,434	0.0
346,919 (2)(5)	Freddie Mac REMIC Trust 3223 S, 1.532%, (-1.000*SOFR30A + 5.836%), 10/15/2036	25,426	0.0
2,380,311 (2)(5)	Freddie Mac REMIC Trust 3502 DL, 1.582%, (-1.000*SOFR30A + 5.886%), 01/15/2039	204,598	0.2
692,469 (2)(5)	Freddie Mac REMIC Trust 3505 SA, 1.582%, (-1.000*SOFR30A + 5.886%), 01/15/2039	57,098	0.1
4,331,515 (2)(5)	Freddie Mac REMIC Trust 3582 SL, 1.732%, (-1.000*SOFR30A + 6.036%), 10/15/2039	383,190	0.4
769,906 (2)(5)	Freddie Mac REMIC Trust 3702 S, 0.032%, (-1.000*SOFR30A + 4.336%), 05/15/2036	25,102	0.0
169,274 (2)(5)	Freddie Mac REMIC Trust 3925 SD, 1.632%, (-1.000*SOFR30A + 5.936%), 07/15/2040	3,428	0.0
272,971 (5)	Freddie Mac REMIC Trust 4120 IK, 3.000%, 10/15/2032	19,701	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
2,344,120 (2)(5)	Freddie Mac REMIC Trust 4136 LS, 1.732%, (-1.000*SOFR30A + 6.036%), 11/15/2042	$259,800	0.3
241,900 (2)(5)	Freddie Mac REMIC Trust 4136 SW, 1.832%, (-1.000*SOFR30A + 6.136%), 11/15/2032	13,406	0.0
187,802 (5)	Freddie Mac REMIC Trust 4161 CI, 4.000%, 02/15/2043	26,598	0.0
3,075,948 (5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	479,405	0.5
631,427 (5)	Freddie Mac REMIC Trust 4624 BI, 5.500%, 04/15/2036	111,220	0.1
500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022- DNA2 M2, 8.055%, (SOFR30A + 3.750%), 02/25/2042	519,622	0.5
600,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022- HQA1 M2, 9.555%, (SOFR30A + 5.250%), 03/25/2042	637,320	0.6
400,000 (1)(2)	Freddie Mac STACR REMIC Trust 2024- HQA2 M2, 6.105%, (SOFR30A + 1.800%), 08/25/2044	401,665	0.4
114,498 (2)	Ginnie Mae 2007- 8 SP, 7.678%, (-1.000*TSFR1M + 21.677%), 03/20/2037	136,610	0.1
580,983 (2)(5)	Ginnie Mae 2010- 68 MS, 1.418%, (-1.000*TSFR1M + 5.736%), 06/20/2040	55,326	0.1
307,503 (2)(5)	Ginnie Mae 2012- 97 SC, 2.274%, (-1.000*TSFR1M + 6.586%), 07/16/2041	18,947	0.0
5,419,097 (2)(5)	Ginnie Mae 2014- 133 BS, 1.168%, (-1.000*TSFR1M + 5.486%), 09/20/2044	457,178	0.4
74,385 (2)	GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 4.854%, (TSFR1M + 0.534%), 04/25/2036	66,034	0.1
8,416 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	7,952	0.0

See Accompanying Notes to Financial Statements

64

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
3,764 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	$3,559	0.0
436,356 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B1A, 3.411%, 10/25/2050	383,538	0.4
162,072 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ1 A4, 2.500%, 05/28/2052	131,635	0.1
337,305 (1)(2)	GS Mortgage-Backed Securities Trust 2022-PJ6 A24, 3.000%, 01/25/2053	285,592	0.3
448,583 (1)(2)	GS Mortgage-Backed Securities Trust 2023-PJ2 A16, 5.500%, 05/25/2053	448,291	0.4
1,469 (2)	GSR Mortgage Loan Trust 2005-AR6 1A4, 6.562%, 09/25/2035	1,486	0.0
300,199 (2)	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 4.854%, (TSFR1M + 0.534%), 04/25/2046	272,278	0.3
326,849 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 A3, 3.000%, 11/25/2052	278,215	0.3
685,707 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 A3A, 5.000%, 07/25/2053	668,987	0.6
232,223 (2)	JP Morgan Mortgage Trust 2005-A4 B1, 5.701%, 07/25/2035	223,139	0.2
19,390 (2)	JP Morgan Mortgage Trust 2007-A1 7A1, 5.823%, 07/25/2035	18,820	0.0
206,592 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.787%, 08/25/2047	192,951	0.2
135,795 (1)(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	121,785	0.1
29,277 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	26,433	0.0
1,653 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.493%, 03/25/2050	1,624	0.0
100,000 (1)(2)	JP Morgan Mortgage Trust Series 2025-3 M1, 6.783%, 09/25/2055	100,953	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States: (continued)
96,398 (2)	Lehman XS Trust Series 2005-5N 1A2, 4.794%, (TSFR1M + 0.474%), 11/25/2035	$97,234	0.1
26,808 (2)	MASTR Adjustable Rate Mortgages Trust 2006-2 1A1, 6.870%, 04/25/2036	26,150	0.0
200,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	194,281	0.2
199,575 (1)(2)	Mill City Mortgage Loan Trust 2018-3 M1, 3.250%, 08/25/2058	191,437	0.2
133,267 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	108,187	0.1
1,100,597 (2)(5)	RALI Series Trust 2006-QO1 X2, 2.421%, 02/25/2046	50,182	0.1
3,436 (1)(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	3,229	0.0
2,421,899 (2)(5)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	2,627	0.0
17,477 (2)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.755%, 10/25/2036	16,080	0.0
140,051 (2)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.252%, 12/25/2036	127,302	0.1
29,941 (2)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.864%, (TSFR1M + 0.544%), 06/25/2037	26,155	0.0
77,989 (1)(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.753%, 08/20/2045	72,161	0.1
		13,958,886	13.4

	Total Collateralized Mortgage Obligations (Cost $16,574,082)	13,959,832	13.4
SOVEREIGN BONDS: 13.2%
	Australia: 0.3%
AUD558,000 (1)	Queensland Treasury Corp., 1.750%, 07/20/2034	285,047	0.3

See Accompanying Notes to Financial Statements

65

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Brazil: 2.6%
BRL10,381 (6)	Brazil Letras do Tesouro Nacional LTN, 15.084%, 01/01/2026	$1,779,096	1.7
BRL700,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 05/15/2035	538,498	0.5
BRL537,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2050	405,176	0.4
		2,722,770	2.6

	Canada: 0.3%
CAD575,000	Canadian Government Bond 0004, 2.000%, 12/01/2051	308,826	0.3

	China: 1.9%
CNY1,400,000	China Government Bond INBK, 2.520%, 08/25/2033	207,775	0.2
CNY4,500,000	China Government Bond INBK, 2.880%, 02/25/2033	684,334	0.7
CNY2,400,000	China Government Bond INBK, 3.000%, 10/15/2053	415,847	0.4
CNY1,270,000	China Government Bond INBK, 3.320%, 04/15/2052	227,751	0.2
CNY1,780,000	China Government Bond INBK, 4.080%, 10/22/2048	348,166	0.3
CNY550,000	China Government Bond SZ, 3.190%, 04/15/2053	97,193	0.1
		1,981,066	1.9

	Czechia: 0.2%
CZK3,950,000	Czech Republic Government Bond 105, 2.750%, 07/23/2029	181,727	0.2

	Germany: 0.3%
EUR30,000	Bundesrepublik Deutschland Bundesanleihe 10Y, 0.500%, 02/15/2028	34,110	0.0
EUR120,000	Bundesrepublik Deutschland Bundesanleihe 10Y, 2.730%, 08/15/2026	138,547	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Germany: (continued)
EUR200,000	Bundesrepublik Deutschland Bundesanleihe 31Y, 1.250%, 08/15/2048	$166,987	0.2
		339,644	0.3

	Indonesia: 0.4%
IDR6,452,000,000	Indonesia Treasury Bond FR79, 8.375%, 04/15/2039	448,484	0.4

	Italy: 0.5%
EUR438,000 (1)	Italy Buoni Poliennali Del Tesoro 30Y, 3.850%, 09/01/2049	495,719	0.5

	Malaysia: 0.4%
MYR1,864,000	Malaysia Government Bond 0419, 3.828%, 07/05/2034	453,770	0.4

	Mexico: 0.7%
MXN18,785	Mexican Udibonos S, 2.750%, 11/27/2031	758,100	0.7

	Peru: 1.7%
PEN6,014,000 (1)	Peru Government Bond, 6.850%, 08/12/2035	1,752,315	1.7

	Poland: 0.2%
PLN650,000	Republic of Poland Government Bond 0728, 7.500%, 07/25/2028	194,732	0.2

	Spain: 1.8%
EUR870,000 (1)	Spain Government Bond, 1.450%, 04/30/2029	993,346	1.0
EUR908,000 (1)	Spain Government Bond 30Y, 2.700%, 10/31/2048	882,822	0.8
		1,876,168	1.8

	Thailand: 0.6%
THB17,994,000	Thailand Government Bond, 2.875%, 12/17/2028	580,662	0.6

	United Kingdom: 1.3%
GBP500,000	United Kingdom Gilt, 4.125%, 01/29/2027	689,488	0.6

See Accompanying Notes to Financial Statements

66

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	United Kingdom: (continued)
GBP500,000	United Kingdom Gilt, 4.125%, 07/22/2029	$692,889	0.7
		1,382,377	1.3
	Total Sovereign Bonds
	(Cost $13,667,037)	13,761,407	13.2
U.S. TREASURY OBLIGATIONS: 9.6%
	United States Treasury Bonds: 3.2%
1,717,900	4.625%, 02/15/2055	1,672,805	1.6
324,000	4.750%, 02/15/2045	322,380	0.3
1,340,400	5.000%, 05/15/2045	1,377,157	1.3
		3,372,342	3.2
	United States Treasury Notes: 6.4%
537,700	3.375%, 09/15/2027	534,066	0.5
53,900	3.750%, 06/30/2027	53,936	0.1
240,200	3.750%, 05/15/2028	240,594	0.2
579,700	3.875%, 06/15/2028	582,802	0.6
470,700	3.875%, 06/30/2030	472,520	0.5
4,000	3.875%, 08/15/2034	3,907	0.0
16,000	4.000%, 03/31/2030	16,153	0.0
43,900	4.000%, 04/30/2032	43,965	0.0
1,596,700	4.000%, 06/30/2032	1,598,072	1.5
3,104,200	4.250%, 05/15/2035	3,109,293	3.0
		6,655,308	6.4

	Total U.S. Treasury Obligations (Cost $9,884,776)	10,027,650	9.6
MUTUAL FUNDS: 9.4%
	United States: 9.4%
379,573	Voya VACS Series EMHCD Fund	3,902,013	3.7
574,381	Voya VACS Series HYB Fund	5,956,331	5.7

		9,858,344	9.4
	Total Mutual Funds (Cost $9,571,240)	9,858,344	9.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.2%
	Federal Home Loan Mortgage Corporation: 0.4%(7)
253,109 (7)	3.500%, 01/01/2048	232,624	0.2
23,363 (7)	4.000%, 09/01/2045	21,983	0.0
23,952 (7)	4.000%, 09/01/2045	22,682	0.0
39,639 (7)	4.000%, 09/01/2045	37,675	0.1
45,187 (7)	4.000%, 09/01/2045	42,938	0.1
37,290 (7)	4.000%, 05/01/2046	35,407	0.0
1,509 (7)	5.000%, 12/01/2034	1,512	0.0
5,694 (7)	6.000%, 02/01/2034	5,834	0.0
772 (7)	6.500%, 08/01/2032	808	0.0
1,376 (7)	6.500%, 07/01/2034	1,423	0.0
4,404 (7)	6.500%, 07/01/2034	4,622	0.0
		407,508	0.4
	Federal National Mortgage Association: 0.0%(7)
25,955 (2)(7)	6.805%, (US0012M + 1.779%), 10/01/2036	26,737	0.0

	Government National Mortgage Association: 2.5%
1,580,000 (8)	2.000%, 07/20/2055	1,287,177	1.3

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
1,509,677	2.500%, 05/20/2051	$1,284,734	1.2
9,516	5.000%, 04/15/2034	9,602	0.0
4,036	6.500%, 02/20/2035	4,169	0.0
		2,585,682	2.5
	Uniform Mortgage-Backed Securities: 6.3%
1,604,312	2.000%, 02/01/2052	1,275,455	1.2
11,380	2.500%, 06/01/2030	11,019	0.0
15,180	2.500%, 06/01/2030	14,691	0.0
6,225	2.500%, 07/01/2030	6,021	0.0
1,873,000 (8)	2.500%, 08/01/2055	1,553,540	1.5
24,271	4.000%, 05/01/2045	23,047	0.0
463,638	4.000%, 04/01/2049	438,009	0.4
1,083,402	4.500%, 12/01/2054	1,037,239	1.0
127,930	5.000%, 10/01/2052	126,064	0.1
363,000 (8)	5.000%, 08/01/2055	355,562	0.4
1,686,000 (8)	5.500%, 08/15/2055	1,684,495	1.6
21,528	6.000%, 11/01/2034	22,499	0.0
36,370	6.000%, 04/01/2035	38,024	0.1
8,583	6.500%, 12/01/2029	8,869	0.0
4,724	6.500%, 01/01/2034	4,882	0.0
30	7.000%, 04/01/2033	32	0.0
4,610	7.500%, 09/01/2032	4,797	0.0
8,060	7.500%, 01/01/2033	8,276	0.0
		6,612,521	6.3
	Total U.S. Government Agency Obligations
	(Cost $9,958,711)	9,632,448	9.2
COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.5%
	United States: 8.5%
250,000 (1)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2029	256,550	0.2
5,066,438 (2)(5)	BANK 2017-BNK5 XA, 1.083%, 06/15/2060	79,982	0.1
1,948,000 (1)(2)(5)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	52,469	0.1
897,353 (2)(5)	BANK 2019-BN16 XA, 1.091%, 02/15/2052	22,889	0.0
8,623,109 (2)(5)	BANK 2019-BN21 XA, 0.947%, 10/17/2052	241,253	0.2
500,000 (1)(2)	BAY Mortgage Trust 2025-LIVN A, 6.112%, (TSFR1M + 1.800%), 05/15/2035	501,354	0.5
8,020,000 (1)(2)(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	5,754	0.0
210,000 (1)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	135,403	0.1
1,105,235 (2)(5)	Benchmark Mortgage Trust 2019-B9 XA, 1.177%, 03/15/2052	32,928	0.0

See Accompanying Notes to Financial Statements

67

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
2,718,044 (2)(5)	Benchmark Mortgage Trust 2020-B18 XA, 1.923%, 07/15/2053	$135,499	0.1
332,090 (1)(2)	BLP Commercial Mortgage Trust 2024-IND2 B, 6.003%, (TSFR1M + 1.692%), 03/15/2041	332,965	0.3
315,000 (1)(2)	BX Commercial Mortgage Trust 2021-21M E, 6.597%, (TSFR1M + 2.285%), 10/15/2036	313,871	0.3
625,000 (1)(2)	BX Trust 2021-ARIA C, 6.072%, (TSFR1M + 1.760%), 10/15/2036	624,455	0.6
450,000 (1)(2)	BX Trust 2021-LBA EJV, 6.426%, (TSFR1M + 2.114%), 02/15/2036	447,612	0.4
275,000 (1)(2)	BX Trust 2021-LGCY D, 5.728%, (TSFR1M + 1.416%), 10/15/2036	274,282	0.3
494,508 (1)(2)	BX Trust 2021-SDMF D, 5.813%, (TSFR1M + 1.501%), 09/15/2034	489,924	0.5
1,449,247 (2)(5)	CD Mortgage Trust 2016-CD1 XA, 1.474%, 08/10/2049	9,177	0.0
200,000 (2)	Citigroup Commercial Mortgage Trust 2016-P5 B, 3.698%, 10/10/2049	182,111	0.2
2,820,412 (2)(5)	COMM Mortgage Trust 2016-CR28 XA, 0.746%, 02/10/2049	7,826	0.0
5,493,230 (1)(2)(5)	Commercial Mortgage Pass Through Certificates 2012-LTRT XA, 0.927%, 10/05/2030	56,786	0.1
750,000	CSAIL Commercial Mortgage Trust 2021-C20 A3, 2.805%, 03/15/2054	675,441	0.6
4,011,985 (2)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.962%, 11/25/2030	151,377	0.1
2,049,388 (2)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.435%, 07/25/2035	191,609	0.2

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
2,089,402 (5)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.464%, 12/25/2029	$87,045	0.1
129,000 (1)	GAM RE-REMIC Trust 2021-FRR2 CK49, 0.810%, 09/27/2051	127,970	0.1
58,085 (1)(9)	GAM RE-REMIC Trust 2021-FRR2 D730, 0.000%, 09/27/2051	57,643	0.1
129,000 (1)(9)	GAM RE-REMIC Trust 2021-FRR2 DK49, 0.000%, 09/27/2051	127,011	0.1
95,000 (1)(9)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	94,384	0.1
95,000 (1)(9)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	94,226	0.1
4,729,124 (2)(5)	GS Mortgage Securities Trust 2019-GC42 XA, 0.929%, 09/10/2052	129,600	0.1
856,243 (2)(5)	GS Mortgage Securities Trust 2020-GC47 XA, 1.237%, 05/12/2053	35,931	0.0
500,000 (1)(2)	GWT 2024-WLF2 A, 6.003%, (TSFR1M + 1.691%), 05/15/2041	501,972	0.5
400,000 (1)(2)	Hawaii Hotel Trust 2025-MAUI C, 6.354%, (TSFR1M + 2.042%), 03/15/2042	400,328	0.4
2,056,460 (1)(2)(5)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.001%, 03/10/2050	14,389	0.0
1,687,318 (5)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.400%, 05/15/2054	82,957	0.1
80,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.347%, 11/08/2049	75,479	0.1
30,000 (1)(9)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	26,480	0.0
750,000 (1)(2)	SMRT 2022-MINI B, 5.662%, (TSFR1M + 1.350%), 01/15/2039	743,966	0.7
500,000 (1)(2)	SWCH Commercial Mortgage Trust 2025-DATA B, 6.154%, (TSFR1M + 1.842%), 02/15/2042	496,811	0.5

See Accompanying Notes to Financial Statements

68

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States: (continued)
5,767,442 (2)(5)	UBS Commercial Mortgage Trust 2018-C9 XA, 1.074%, 03/15/2051	$96,959	0.1
500,000	Wells Fargo Commercial Mortgage Trust 2024-5C1 A3, 5.928%, 07/15/2057	522,141	0.5
		8,936,809	8.5

	Total Commercial Mortgage-Backed Securities
	(Cost $8,911,859)	8,936,809	8.5
ASSET-BACKED SECURITIES: 7.5%
	Cayman Islands: 7.4%
700,000 (1)(2)	AGL CLO 11 Ltd. 2021-11A AJ, 5.868%, (TSFR3M + 1.612%), 04/15/2034	700,383	0.7
500,000 (1)(2)	Barings CLO Ltd. 2019-4A CR, 6.456%, (TSFR3M + 2.200%), 07/15/2037	502,826	0.5
412,500 (1)(2)	BlueMountain CLO Ltd. 2013-2A CR, 6.484%, (TSFR3M + 2.212%), 10/22/2030	412,907	0.4
250,000 (1)(2)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 6.518%, (TSFR3M + 2.262%), 04/15/2034	250,253	0.2
250,000 (1)(2)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 5.931%, (TSFR3M + 1.662%), 04/19/2034	250,168	0.2
300,000 (1)(2)	CBAM Ltd. 2017-1A AR2, 5.659%, (TSFR3M + 1.390%), 01/20/2038	300,794	0.3
400,000 (1)(2)	CIFC Funding Ltd. 2013-1A BR, 6.922%, (TSFR3M + 2.662%), 07/16/2030	401,870	0.4
500,000 (1)(2)	CIFC Funding Ltd. 2020-2A AR, 5.701%, (TSFR3M + 1.432%), 10/20/2034	500,632	0.5
400,000 (1)(2)	Galaxy XXI CLO Ltd. 2015-21A CR, 6.281%, (TSFR3M + 2.012%), 04/20/2031	400,382	0.4
400,000 (1)(2)	Madison Park Funding XXXI Ltd. 2018-31A CR, 6.529%, (TSFR3M + 2.250%), 07/23/2037	402,834	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Cayman Islands: (continued)
250,000 (1)(2)	Mountain View CLO XVIII Ltd. 2024-1A C, 6.461%, (TSFR3M + 2.200%), 10/16/2037	$251,338	0.2
500,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CRR, 6.539%, (TSFR3M + 2.270%), 07/20/2037	502,362	0.5
250,000 (1)(2)	Oaktree CLO Ltd. 2022-3A CR, 6.356%, (TSFR3M + 2.100%), 10/15/2037	251,053	0.2
500,000 (1)(2)	Ocean Trails Clo XI 2021-11A C1R, 6.119%, (TSFR3M + 1.850%), 07/20/2034	493,819	0.5
500,000 (1)(2)	OCP CLO Ltd. 2014-5A BR, 6.344%, (TSFR3M + 2.062%), 04/26/2031	500,528	0.5
550,000 (1)(2)	Octagon Investment Partners 43 Ltd. 2019-1A CR, 6.732%, (TSFR3M + 2.450%), 10/25/2032	551,151	0.5
440,000 (1)(2)	Shackleton CLO Ltd. 2019-15A CR, 6.668%, (TSFR3M + 2.412%), 01/15/2032	440,598	0.4
420,816 (1)(2)	Sound Point CLO IX Ltd. 2015-2A ARRR, 5.741%, (TSFR3M + 1.472%), 07/20/2032	421,330	0.4
250,000 (1)(2)	THL Credit Wind River CLO Ltd. 2013-2A CR, 6.531%, (TSFR3M + 2.262%), 10/18/2030	250,262	0.2
		7,785,490	7.4

	United States: 0.1%
191,954 (2)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 6.582%, 03/25/2036	91,521	0.1
	Total Asset-Backed Securities
	(Cost $7,880,755)	7,877,011	7.5
COMMON STOCK: 0.0%
	United States: 0.0%
2,149 (3)(4)	American Media	—	—
18 (10)	Ingevity Corp.	776	0.0
120	Smurfit WestRock PLC	5,178	0.0
		5,954	0.0
	Total Common Stock
	(Cost $68,119)	5,954	0.0

See Accompanying Notes to Financial Statements

69

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
RIGHTS: 0.0%
	United States: 0.0%
4,988 (4)(11)	Resolute Forest Products, Inc. - CVR	$7,083	0.0

	Total Rights (Cost $–)	7,083	0.0
PURCHASED OPTIONS(12): 0.0%
	Total Purchased Options (Cost $17,460)	10,308	0.0
	Total Long-Term Investments (Cost $93,604,983)	91,209,480	87.2

SHORT-TERM INVESTMENTS: 15.9%
	Commercial Paper: 13.0%
1,000,000	American Honda Finance Corp., 4.790%, 08/25/2025	992,711	0.9
2,000,000	Automatic Data Processing, Inc., 4.400%, 07/02/2025	1,999,517	1.9
1,000,000	BASF SE, 4.800%, 09/30/2025	988,045	0.9
1,000,000	Broadcom, Inc., 4.730%, 07/22/2025	997,158	0.9
2,000,000	Cigna Group, 4.640%, 07/01/2025	1,999,746	1.9
1,000,000	Concord Minutemen Capital Co. LLC, 4.340%, 07/01/2025	999,880	1.0
1,000,000	Concord Minutemen Capital Co. LLC, 4.420%, 07/07/2025	999,152	1.0
1,125,000	Duke Energy Corp., 4.580%, 07/01/2025	1,124,859	1.1
1,000,000	Duke Energy Corp., 4.610%, 07/11/2025	998,612	0.9
1,000,000	HP, Inc., 4.380%, 07/17/2025	997,964	1.0
500,000	National Grid North America, Inc., 4.680%, 08/05/2025	497,701	0.5
1,000,000	Waste Management, Inc., 4.660%, 07/08/2025	998,979	1.0
	Total Commercial Paper (Cost $13,596,011)	13,594,324	13.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 0.5%
372 (13)	Bank of America Securities Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $372, collateralized by various U.S. Government Securities, 0.000%-4.875%, Market Value plus accrued interest $379, due 04/30/26-06/30/30)	$372	0.0
499,104 (13)	TD Securities (USA) LLC, Repurchase Agreement dated 06/30/2025, 4.400%, due 07/01/2025 (Repurchase Amount $499,164, collateralized by various U.S. Government Securities, 4.750%, Market Value plus accrued interest $509,086, due 05/15/55)	499,104	0.5
	Total Repurchase Agreements (Cost $499,476)	499,476	0.5

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 2.4%
2,525,000 (14)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $2,525,000)	$2,525,000	2.4
	Total Short-Term Investments (Cost $16,620,487)	16,618,800	15.9
	Total Investments in Securities (Cost $110,225,470)	$107,828,280	103.1
	Liabilities in Excess of Other Assets	(3,281,588)	(3.1)
	Net Assets	$104,546,692	100.0

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2025.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
(8)	Represents or includes a TBA transaction.
(9)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(10)	Non-income producing security.
(11)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2025, the Portfolio held restricted securities with a fair value of $7,083 or —% of net assets. Please refer to the table below for additional details.
(12)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of June 30, 2025.

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	China Yuan
CZK	Czech Koruna
EUR	EU Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
THB	Thai Baht

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0012M	12-month LIBOR

Percentage
Sector Diversification	of Net Assets
Collateralized Mortgage Obligations	13.4%
Sovereign Bonds	13.2
U.S. Treasury Obligations	9.6

Percentage
Sector Diversification	of Net Assets
Mutual Funds	9.4%
U.S. Government Agency Obligations	9.2
Commercial Mortgage-Backed Securities	8.5
Asset-Backed Securities	7.5
Financial	6.0
Consumer, Non-cyclical	2.6
Utilities	2.3
Consumer, Cyclical	1.5
Industrial	1.3
Technology	1.3
Energy	0.7
Communications	0.6
Purchased Options	0.0
Basic Materials	0.1
Materials	0.0
Rights	0.0
Short-Term Investments	15.9
Liabilities in Excess of Other Assets	(3.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock
United States	$5,954	$—	$—	$5,954
Total Common Stock	5,954	—	—	5,954
Corporate Bonds/Notes	—	17,132,634	—	17,132,634
Collateralized Mortgage Obligations	—	13,958,886	946	13,959,832
Sovereign Bonds	—	13,761,407	—	13,761,407
U.S. Treasury Obligations	—	10,027,650	—	10,027,650
Mutual Funds	9,858,344	—	—	9,858,344
U.S. Government Agency Obligations	—	9,632,448	—	9,632,448
Commercial Mortgage-Backed Securities	—	8,936,809	—	8,936,809
Asset-Backed Securities	—	7,877,011	—	7,877,011
Purchased Options	—	10,308	—	10,308
Rights	—	—	7,083	7,083
Short-Term Investments	2,525,000	14,093,800	—	16,618,800
Total Investments, at fair value	$12,389,298	$95,430,953	$8,029	$107,828,280
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	—	349,369	—	349,369
Forward Foreign Currency Contracts	—	1,679,918	—	1,679,918
Forward Premium Swaptions	—	222,064	—	222,064
Futures	192,147	—	—	192,147
OTC Total Return Swaps	—	20,958	—	20,958
OTC volatility swaps	—	18,229	—	18,229
Total Assets	$12,581,445	$97,721,491	$8,029	$110,310,965
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	$—	$(692,648)	$—	$(692,648)
Forward Foreign Currency Contracts	—	(459,271)	—	(459,271)
Forward Premium Swaptions	—	(110,825)	—	(110,825)
Futures	(219,490)	—	—	(219,490)
OTC interest rate swaps	—	(15,780)	—	(15,780)
OTC Total Return Swaps	—	(7,937)	—	(7,937)
OTC volatility swaps	—	(4,741)	—	(4,741)
Written Options	—	(107,219)	—	(107,219)
Total Liabilities	$(219,490)	$(1,398,421)	$—	$(1,617,911)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
Voya VACS Series EMHCD Fund	$3,695,656	$127,755	$—	$78,602	$3,902,013	$127,760	$—	$—
Voya VACS Series HYB Fund	5,685,773	202,241	—	68,317	5,956,331	202,242	—	—
	$9,381,429	$329,996	$—	$146,919	$9,858,344	$330,002	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, Voya Global Bond Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Resolute Forest Products, Inc. - CVR	3/1/2023	$—	$7,083
		$—	$7,083

At June 30, 2025, the following forward foreign currency contracts were outstanding for Voya Global Bond Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
EUR	8,267	USD	9,403	Barclays Bank PLC	07/18/25	$346
USD	3,302	EUR	2,902	Barclays Bank PLC	07/18/25	(120)
CZK	1,529	USD	70	BNP Paribas	07/11/25	3
CNY	73,032,356	USD	10,084,649	Brown Brothers Harriman & Co.	07/11/25	119,996
USD	2,581	ZAR	48,325	Brown Brothers Harriman & Co.	07/11/25	(146)
DKK	1,526,805	USD	230,239	Brown Brothers Harriman & Co.	07/18/25	11,135
SEK	4,198,207	USD	433,133	Brown Brothers Harriman & Co.	07/18/25	11,115
JPY	6,241,390	USD	42,948	Brown Brothers Harriman & Co.	07/18/25	479
USD	—	JPY	2	Brown Brothers Harriman & Co.	07/18/25	—
USD	19,335	JPY	2,841,390	Brown Brothers Harriman & Co.	07/18/25	(435)
USD	3,258,721	GBP	2,437,478	Brown Brothers Harriman & Co.	07/18/25	(87,343)
EUR	18,605,041	USD	20,926,046	Citibank N.A.	07/18/25	1,015,353
ILS	446,061	USD	120,243	Deutsche Bank AG	07/11/25	12,193
USD	217,392	TRY	10,252,207	Deutsche Bank AG	11/10/25	(12,138)
PEN	1,503,532	USD	420,298	Goldman Sachs International	07/11/25	4,030
USD	384,000	PEN	1,390,042	Goldman Sachs International	07/11/25	(8,299)
USD	190,090	MXN	3,752,659	Goldman Sachs International	07/11/25	(9,692)
USD	677,000	PEN	2,452,974	Goldman Sachs International	07/11/25	(15,280)
USD	300,529	MXN	5,937,097	Goldman Sachs International	07/11/25	(15,547)
USD	329,668	BRL	1,930,013	Goldman Sachs International	07/11/25	(24,741)
USD	517,966	BRL	2,979,703	Goldman Sachs International	07/11/25	(29,198)
EGP	13,386,527	USD	257,929	Goldman Sachs International	09/30/25	2,788
TRY	10,239,164	USD	217,392	Goldman Sachs International	11/10/25	11,846
USD	1,667,764	BRL	10,381,000	Goldman Sachs International	01/05/26	(155,493)
COP	451,325,458	USD	104,035	HSBC Bank USA N.A.	07/11/25	6,301
IDR	318,581,556	USD	18,845	JPMorgan Chase Bank N.A.	07/11/25	801
USD	167,679	THB	5,542,988	JPMorgan Chase Bank N.A.	07/11/25	(2,951)
USD	344,087	MXN	6,803,158	JPMorgan Chase Bank N.A.	07/11/25	(18,096)
HUF	29,109,883	USD	81,204	Morgan Stanley Capital Services LLC	07/11/25	4,558
PLN	171,616	USD	45,862	Morgan Stanley Capital Services LLC	07/11/25	1,740
USD	1,123,237	PEN	4,059,941	Morgan Stanley Capital Services LLC	07/11/25	(22,563)
JPY	1,414,293,281	USD	9,721,854	Morgan Stanley Capital Services LLC	07/18/25	118,650
GBP	2,437,478	USD	3,241,861	Morgan Stanley Capital Services LLC	07/18/25	104,203
CAD	3,412,009	USD	2,449,352	Morgan Stanley Capital Services LLC	07/18/25	58,529
CHF	493,860	USD	592,155	Morgan Stanley Capital Services LLC	07/18/25	31,645
AUD	1,864,563	USD	1,202,290	Morgan Stanley Capital Services LLC	07/18/25	25,282
NZD	296,987	USD	175,912	Morgan Stanley Capital Services LLC	07/18/25	5,219
CNY	2,061,629	USD	287,319	Nomura Global Financial Products, Inc.	07/11/25	748
KRW	1,693,737,212	USD	1,194,590	Standard Chartered Bank	07/11/25	60,193
RON	360,146	USD	82,763	Standard Chartered Bank	07/11/25	723
USD	343,499	MXN	6,803,158	Standard Chartered Bank	07/11/25	(18,684)
GBP	2,436,033	USD	3,298,836	Standard Chartered Bank	07/18/25	45,244
CAD	5,750	USD	4,198	Standard Chartered Bank	07/18/25	29
MXN	6,008,528	USD	303,757	State Street Bank and Trust Co.	07/11/25	16,122
SGD	343,577	USD	263,713	State Street Bank and Trust Co.	07/11/25	6,699

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
CLP	63,308,012	USD	66,415	State Street Bank and Trust Co.	07/11/25	$1,540
HKD	379,429	USD	48,984	State Street Bank and Trust Co.	07/11/25	(599)
USD	206,699	CNY	1,495,638	State Street Bank and Trust Co.	07/11/25	(2,283)
USD	2,168,728	CNY	15,769,008	State Street Bank and Trust Co.	07/11/25	(34,639)
USD	4,484	JPY	646,724	UBS AG	07/18/25	(16)
NOK	878,092	USD	84,719	Wells Fargo Bank N.A.	07/18/25	2,408
USD	132,519	JPY	19,190,674	Wells Fargo Bank N.A.	07/18/25	(1,008)
						$1,220,647

At June 30, 2025, the following futures contracts were outstanding for Voya Global Bond Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
Australia 3-Year Bond	16	09/15/25	$1,134,557	$3,642
Australia 10-Year Bond	4	09/15/25	301,747	2,590
Canada 10-Year Bond	20	09/18/25	1,791,812	(587)
Euro-Bobl 5-Year	45	09/08/25	6,237,970	(23,922)
Euro-Bund	7	09/08/25	1,073,174	(5,515)
Euro-Buxl 30-year German Government Bond	7	09/08/25	979,091	(14,545)
Euro-OAT	35	09/08/25	5,105,721	(29,989)
Euro-Schatz	42	09/08/25	5,306,091	(7,993)
Japan 10-Year Bond (TSE)	1	09/12/25	965,383	2,902
Japanese Government Bonds 10-Year Mini	13	09/11/25	1,255,720	4,214
Long Gilt	14	09/26/25	1,787,762	34,589
Long-Term Euro-BTP	11	09/08/25	1,567,856	4,137
U.S. Treasury 2-Year Note	4	09/30/25	832,094	3,180
U.S. Treasury 10-Year Note	41	09/19/25	4,597,125	51,075
U.S. Treasury Long Bond	4	09/19/25	461,875	16,585
U.S. Treasury Ultra Long Bond	14	09/19/25	1,667,750	69,233
			$35,065,728	$109,596
Short Contracts:
U.S. Treasury 5-Year Note	(36)	09/30/25	(3,924,000)	(41,139)
U.S. Treasury Ultra 10-Year Note	(39)	09/19/25	(4,456,359)	(95,800)
			$(8,380,359)	$(136,939)

At June 30, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Portfolio:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	1-day Sterling Overnight Index Average (SONIA)	Annual	1.649%	Annual	04/14/52	GBP	800,000	$(484,248)	$(484,248)
Pay	3-month KRW-CD-KSDA-Bloomberg	Quarterly	2.935	Quarterly	07/31/34	KRW	1,713,918,000	35,188	35,188
Pay	1-day Secured Overnight Financing Rate	Annual	3.933	Annual	05/05/45	USD	494,179	(2,262)	(2,262)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.058	Monthly	05/08/29	USD	900,000	(9,395)	(9,184)
Pay	1-day Secured Overnight Financing Rate	Monthly	3.105	Monthly	08/08/32	USD	1,870,000	(45,025)	(52,685)
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	3.674	Annual	09/30/52	GBP	70,000	11,915	11,915
Receive	1-day Secured Overnight Financing Rate	Annual	3.857	Annual	05/05/55	USD	194,926	1,924	1,924
Receive	1-day Secured Overnight Financing Rate	Annual	3.699	Annual	05/05/35	USD	411,129	(488)	(488)
Receive	1-day Secured Overnight Financing Rate	Annual	3.837	Annual	08/16/44	USD	458,600	14,465	14,465
Receive	1-day Secured Overnight Financing Rate	Annual	3.855	Annual	11/29/44	USD	580,000	17,519	17,519
Receive	1-day Secured Overnight Financing Rate	Annual	3.860	Annual	06/26/34	USD	1,000,000	(16,909)	(16,909)
Receive	1-day Secured Overnight Financing Rate	Annual	1.551	Annual	01/24/29	USD	2,000,000	123,673	123,673
Receive	1-day Secured Overnight Financing Rate	Annual	3.750	Annual	05/21/30	USD	2,000,000	(29,101)	(29,101)

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	3.464%	Annual	09/26/32	USD	2,000,000	$10,691	$10,691
Receive	1-day Secured Overnight Financing Rate	Annual	3.482	Annual	06/09/33	USD	2,000,000	14,184	14,184
Receive	1-day Secured Overnight Financing Rate	Monthly	3.477	Monthly	05/03/27	USD	2,250,000	(124)	(171)
Receive	1-day Secured Overnight Financing Rate	Monthly	3.046	Monthly	05/08/30	USD	2,300,000	33,658	33,462
Receive	1-day Secured Overnight Financing Rate	Annual	2.962	Annual	06/14/27	USD	3,000,000	30,534	30,534
Receive	1-day Secured Overnight Financing Rate	Annual	4.006	Annual	06/26/29	USD	3,000,000	(67,881)	(67,881)
Receive	1-day Secured Overnight Financing Rate	Monthly	3.114	Monthly	03/08/28	USD	3,600,000	23,773	24,462
Receive	1-day Secured Overnight Financing Rate	Annual	3.605	Annual	01/08/31	USD	4,000,000	(29,719)	(29,719)
Receive	1-day Secured Overnight Financing Rate	Monthly	3.679	Monthly	05/03/26	USD	17,000,000	31,552	31,352
								$(336,076)	$(343,279)

At June 30, 2025, the following OTC interest rate swaps were outstanding for Voya Global Bond Portfolio:

		Floating								Upfront
		Rate Index			Fixed Rate					Payments	Unrealized
Pay/Receive		Payment		Fixed	Payment	Maturity	Notional		Fair	Paid/	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Counterparty	Rate	Frequency	Date	Amount		Value	(Received)	(Depreciation)
	7-day China Fixing
Pay	Repo Rates	Quarterly	BNP Paribas	1.436%	Quarterly	04/24/30	CNY	46,977,000	$(15,780)	$—	$(15,780)
									$(15,780)	$—	$(15,780)

At June 30, 2025, the following OTC total return swaps were outstanding for Voya Global Bond Portfolio:

		Reference	(Pay)/	Floating						Upfront
Pay/Receive		Entity	Receive	Rate						Payments	Unrealized
Total		Payment	Financing	Payment		Termination	Notional		Fair	Paid/	Appreciation/
Return(1)	Reference Entity	Frequency	Rate	Frequency	Counterparty	Date	Amount		Value	(Received)	(Depreciation)
Pay	Japanese Government 30-Year Treasury Bond	At Termination Date	(1-day Tokyo Overnight Average Rate)	At Termination Date	Citibank N.A.	08/15/25	JPY	220,000,000	$(7,937)	$—	$(7,937)
Pay	Japanese Government 5-Year Treasury Bond	At Termination Date	(1-day Tokyo Overnight Average Rate)	At Termination Date	Nomura International PLC	07/24/25	JPY	500,000,000	7,742	—	7,742
Pay	Japanese Government 20-Year Treasury Bond	At Termination Date	(1-day Tokyo Overnight Average Rate)	At Termination Date	Nomura International PLC	09/11/25	JPY	200,000,000	13,216	—	13,216
									$13,021	$—	$13,021

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

At June 30, 2025, the following OTC volatility swaps were outstanding for Voya Global Bond Portfolio:

Pay/		Volatility						Unrealized
Receive		Strike		Maturity		Notional		Appreciation
Volatility(1)	Reference Entity	Rate	Counterparty	Date	Currency	Amount	Fair Value	(Depreciation)
Pay	USD vs. BRL Spot Exchange Rate	18.300%	Goldman Sachs International	06/24/26	USD	1,553,000	$(4,741)	$(4,741)
Pay	EUR vs. USD Spot Exchange Rate	8.400%	Morgan Stanley Capital Services LLC	02/10/26	USD	1,765,000	6,749	6,749
Receive	USD vs. INR Spot Exchange Rate	4.325%	BNP Paribas	02/10/26	USD	1,765,000	11,480	11,480
							$13,488	$13,488

At June 30, 2025, the following OTC written credit default swaptions were outstanding for Voya Global Bond Portfolio:

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

				(Pay)/
				Receive
			Exercise	Exercise	Strike	Expiration	Notional		Premiums	Fair
Description	Counterparty	Reference Entity	Rate (%)	Rate	Price	Date	Amount		Received	Value
Put on 5-Year Credit Default Swap	Goldman Sachs International	CDX North American High Yield, Series 44, Version 1	5.000	Pay	105.000%	07/16/25	USD	$1,014,000	$(7,529)	$(634)
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield, Series 44, Version 1	5.000	Pay	104.500%	08/20/25	USD	1,000,000	(8,060)	(2,310)
Put on 5-Year Credit Default Swap	Goldman Sachs International	CDX North American High Yield, Series 44, Version 1	5.000	Pay	104.500%	08/20/25	USD	971,000	(6,797)	(2,243)
Put on 5-Year Credit Default Swap	Barclays Bank PLC	CDX North American High Yield, Series 44, Version 1	5.000	Pay	105.000%	08/20/25	USD	1,014,000	(11,154)	(2,762)
									$(33,540)	$(7,949)

At June 30, 2025, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Portfolio:

		Expiration	Exercise
Description	Counterparty	Date	Price	Notional Amount		Cost	Fair Value
Call USD vs. Put JPY	Goldman Sachs International	10/13/25	125.000	USD	29,000	$2,451	$708
Put USD vs. Call JPY	Morgan Stanley Capital Services LLC	10/13/25	125.000	USD	29,000	2,545	709
						$4,996	$1,417

At June 30, 2025, the following OTC written foreign currency options were outstanding for Voya Global Bond Portfolio:

		Expiration	Exercise			Premiums
Description	Counterparty	Date	Price	Notional Amount		Received	Fair Value
Call INR vs. Put USD	Goldman Sachs International	05/12/27	89.420	USD	747,000	$20,916	$(19,081)
Call USD vs. Put BRL	BNP Paribas	06/10/26	6.300	USD	1,045,000	42,291	(32,919)
Call USD vs. Put INR	Goldman Sachs International	05/12/27	89.420	USD	747,000	20,916	(20,381)
Call USD vs. Put TRY	Deutsche Bank AG	11/07/25	47.000	USD	633,000	57,033	(20,909)
						$141,156	$(93,290)

At June 30, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Global Bond Portfolio:

		Pay/
		Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional
Description	Counterparty	Rate	Rate	Index	Date	Amount		Cost	Fair Value
	Morgan Stanley
Call on 5-Year Interest	Capital Services
Rate Swap(1)	LLC	Receive	2.500%	6-month EUR-EURIBOR	05/20/26	EUR	2,232,000	$12,464	$8,891
								$12,464	$8,891

At June 30, 2025, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Portfolio:

		Pay/Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional		Premiums
Description	Counterparty	Rate	Rate	Index	Date	Amount		Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	2.300%	6-month EUR-EURIBOR	05/20/26	EUR	1,116,000	$9,191	$(5,716)
Put on 2-Year Interest Rate Swap(1)	BNP Paribas	Receive	3.950%	1-day Secured Overnight Financing Rate	08/19/25	USD	2,773,500	4,632	(264)
								$13,823	$(5,980)

At June 30, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration (4)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	2.355%	Receive	Financing Rate	11/27/34	USD	1,208,000	$—	$20,035
Call on 10-Year	JPMorgan Chase			1-day Secured Overnight
Interest Rate Swap	Bank N.A.	2.375%	Receive	Financing Rate	08/14/34	USD	1,146,610	(48,158)	(13,515)
Call on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	Financing Rate	06/14/27	USD	1,307,000	(898,002)	46,488

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration (4)	(Depreciation)
Put on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.000%	Pay	6-month EUR-EURIBOR	12/15/25	EUR	1,109,000	$(23,514)	$(15,903)
Put on 10-Year Interest Rate Swap	UBS AG	3.000%	Pay	6-month EUR-EURIBOR	12/15/25	EUR	831,000	(17,620)	(11,917)
Put on 1-Year Interest Rate Swap	UBS AG	3.665%	Pay	1-day Secured Overnight Financing Rate	02/02/26	USD	6,863,600	(14,071)	(5,389)
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	3,070,500	(293,300)	96,189
Put on 30-Year Interest Rate Swap	UBS AG	4.548%	Pay	1-day Secured Overnight Financing Rate	11/28/25	USD	1,109,400	(19,969)	(10,862)
								$(1,314,634)	$105,126

At June 30, 2025, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Portfolio:

			Pay/					Premium
			Receive					receivable/		Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)		Appreciation/
Description	Counterparty	Rate(3)	Rate	Index	Date	Amount		at expiration	(4)	(Depreciation)
Call on 10-Year Interest Rate Swap	UBS AG	4.630%	Pay	1-day Secured Overnight Financing Rate	05/22/35	USD	550,000	$50,187		$(3,811)
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	5.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	1,208,000	21,865		(36,812)
Put on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	5.540%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	1,146,610	48,157		(12,616)
Put on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.500%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	1,109,000	9,798		8,257
Put on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.250%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	1,109,000	14,370		10,954
Put on 10-Year Interest Rate Swap	UBS AG	4.630%	Receive	1-day Secured Overnight Financing Rate	05/22/35	USD	550,000	50,187		3,768
Put on 10-Year Interest Rate Swap	UBS AG	3.500%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	831,000	8,516		7,351
Put on 10-Year Interest Rate Swap	UBS AG	3.250%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	831,000	9,789		7,238
Put on 1-Year Interest Rate Swap	UBS AG	4.185%	Receive	1-day Secured Overnight Financing Rate	02/02/26	USD	6,863,600	5,491		3,461
Put on 1-Year Interest Rate Swap	UBS AG	3.965%	Receive	1-day Secured Overnight Financing Rate	02/02/26	USD	6,863,600	8,580		4,704
Put on 2-Year Interest Rate Swap	UBS AG	4.000%	Receive	1-day Secured Overnight Financing Rate	11/28/25	USD	9,984,600	19,969		13,619
								$246,909		$6,113

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:			Currency Abbreviations:

AUD	—	Australian Dollar	HKD	—	Hong Kong Sar Dollar
BRL	—	Brazilian Real	HUF	—	Hungarian Forint
CAD	—	Canadian Dollar	IDR	—	Indonesian Rupiah
CHF	—	Swiss Franc	ILS	—	Israeli New Shekel
CLP	—	Chilean Peso	JPY	—	Japanese Yen
CNY	—	Chinese Yuan	KRW	—	South Korean Won
COP	—	Colombian Peso	MXN	—	Mexican Peso
CZK	—	Czech Koruna	NOK	—	Norwegian Krone
DKK	—	Danish Krone	NZD	—	New Zealand Dollar
EGP	—	Egyptian Pound	PEN	—	Peruvian Nuevo Sol
EUR	—	EU Euro	PLN	—	Polish Zloty
GBP	—	British Pound	RON	—	Romanian New Leu
			SEK	—	Swedish Krona

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Currency Abbreviations:			Currency Abbreviations:

SGD	—	Singapore Dollar	TRY	—	Turkish Lira
THB	—	Thai Baht	USD	—	United States Dollar
			ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$1,417
Interest rate contracts	Investments in securities at value*	8,891
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,679,918
Interest rate contracts	Unrealized appreciation on forward premium swaptions	222,064
Interest rate contracts	Variation margin receivable on futures contracts**	192,147
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	349,369
Foreign exchange contracts	Unrealized appreciation on OTC swap agreements	18,229
Interest rate contracts	Unrealized appreciation on OTC swap agreements	20,958
Total Asset Derivatives		$2,492,993

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$459,271
Interest rate contracts	Unrealized depreciation on forward premium swaptions	110,825
Interest rate contracts	Variation margin payable on futures contracts**	219,490
Interest rate contracts	Variation margin payable on centrally cleared swaps**	692,648
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	4,741
Interest rate contracts	Unrealized depreciation on OTC swap agreements	23,717
Credit contracts	Written options, at fair value	7,949
Foreign exchange contracts	Written options, at fair value	93,290
Interest rate contracts	Written options, at fair value	5,980
Total Liability Derivatives		$1,617,911

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$19,693	$—	$19,693
Foreign exchange contracts	17,306	1,491,403	—	7,624	16,893	1,533,226
Interest rate contracts	13,039	—	(477,527)	(194,067)	38,395	(620,160)

Total	$30,345	$1,491,403	$(477,527)	$(166,750)	$55,288	$932,759

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$—	$25,591	$25,591
Foreign exchange contracts	(4,159)	2,012,803	—	16,633	38,814	2,064,090
Interest rate contracts	(17,313)	—	253,458	(590,239)	60,923	(293,171)
Total	$(21,472)	$2,012,803	$253,458	$(573,606)	$125,328	$1,796,510

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2025:

			Brown						Morgan	Nomura
			Brothers			Goldman		JPMorgan	Stanley	Global	Nomura
	Barclays Bank		Harriman &		Deutsche	Sachs	HSBC Bank	Chase Bank	Capital	Financial	International
	PLC	BNP Paribas	Co.	Citibank N.A.	Bank AG	International	USA N.A.	N.A.	Services LLC	Products, Inc.	PLC
Assets:
Purchased options	$—	$—	$—	$—	$—	$708	$—	$—	$9,600	$—	$—
Forward foreign currency contracts	346	3	142,725	1,015,353	12,193	18,664	6,301	801	349,826	748	—
Forward premium swaptions	162,712	—	—	—	—	—	—	—	19,211	—	—
OTC total return swaps	—	—	—	—	—	—	—	—	—	—	20,958
OTC volatility swaps	—	11,480	—	—	—	—	—	—	6,749	—	—
Total Assets	$163,058	$11,483	$142,725	$1,015,353	$12,193	$19,372	$6,301	$801	$385,386	$748	$20,958
Liabilities:
Forward foreign currency contracts	$120	$—	$87,924	$—	$12,138	$258,250	$—	$21,047	$22,563	$—	$—
Forward premium swaptions	36,812	—	—	—	—	—	—	26,131	15,903	—	—
OTC interest rate swaps	—	15,780	—	—	—	—	—	—	—	—	—
OTC total return swaps	—	—	—	7,937	—	—	—	—	—	—	—
OTC volatility swaps	—	—	—	—	—	4,741	—	—	—	—	—
Written options	2,762	33,183	—	—	20,909	42,339	—	2,310	5,716	—	—
Total Liabilities	$39,694	$48,963	$87,924	$7,937	$33,047	$305,330	$—	$49,488	$44,182	$—	$—
Net OTC derivative instruments by counterparty, at fair value	$123,364	$(37,480)	$54,801	$1,007,416	$(20,854)	$(285,958)	$6,301	$(48,687)	$341,204	$748	$20,958
Total collateral pledged by the Portfolio/(Received from counterparty)	$(110,000)	$—	$—	$(660,000)	$—	$220,000	$—	$—	$(341,204)	$—	$—
Net Exposure(1)(2)	$13,364	$(37,480)	$54,801	$347,416	$(20,854)	$(65,958)	$6,301	$(48,687)	$—	$748	$20,958

	Standard	State Street
	Chartered	Bank and		Wells Fargo
	Bank	Trust Co.	UBS AG	Bank N.A.	Total
Assets:
Purchased options	$—	$—	$—	$—	$10,308
Forward foreign currency contracts	106,189	24,361	—	2,408	1,679,918
Forward premium swaptions	—	—	40,141	—	222,064
OTC total return swaps	—	—	—	—	20,958
OTC volatility swaps	—	—	—	—	18,229
Total Assets	$106,189	$24,361	$40,141	$2,408	$1,951,477
Liabilities:
Forward foreign currency contracts	$18,684	$37,521	$16	$1,008	$459,271
Forward premium swaptions	—	—	31,979	—	110,825
OTC interest rate swaps	—	—	—	—	15,780
OTC total return swaps	—	—	—	—	7,937
OTC volatility swaps	—	—	—	—	4,741
Written options	—	—	—	—	107,219
Total Liabilities	$18,684	$37,521	$31,995	$1,008	$705,773
Net OTC derivative instruments by counterparty, at fair value	$87,505	$(13,160)	$8,146	$1,400	$1,245,704
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$(8,146)	$—	$(899,350)
Net Exposure(1)(2)	$87,505	$(13,160)	$—	$1,400	$346,354

See Accompanying Notes to Financial Statements

Voya Global Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2025, the Portfolio had pledged $220,000 in cash collateral to Goldman Sachs International. In addition, the Portfolio received $660,000, $370,000, $110,000 and $10,000 from Citibank N.A., Morgan Stanley Capital Services LLC, Barclays Bank PLC and UBS AG, respectively. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $111,079,324.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,180,901
Gross Unrealized Depreciation	(4,910,194)
Net Unrealized Depreciation	$(1,729,293)

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.4%
	Brazil: 1.1%
143,424	Wheaton Precious Metals Corp.	$12,879,475	1.1

	China: 3.5%
110,390	Alibaba Group Holding Ltd., ADR	12,519,330	1.1
81,500 (1)	Mixue Group	5,349,084	0.5
2,295,608	Shenzhen Envicool Technology Co. Ltd. - Class A	9,523,537	0.8
206,600	Trip.com Group Ltd.	12,099,433	1.1
		39,491,384	3.5
	Germany: 4.6%
435,130	BASF SE	21,521,384	1.9
264,809 (1)	Siemens Energy AG	30,951,211	2.7
		52,472,595	4.6
	India: 2.8%
123,243	Maruti Suzuki India Ltd.	17,827,296	1.6
787,840	Reliance Industries Ltd.	13,789,737	1.2
		31,617,033	2.8
	Indonesia: 1.1%
24,224,800	Bank Central Asia Tbk PT	12,949,310	1.1

	Italy: 2.8%
3,273,110	Enel SpA	31,064,213	2.8

	Japan: 3.8%
439,900	Hitachi Ltd.	12,785,409	1.1
1,155,400	Sony Group Corp.	30,040,777	2.7
		42,826,186	3.8
	Netherlands: 1.0%
266,057	Koninklijke Ahold Delhaize NV	11,112,289	1.0

	Singapore: 0.7%
1,616,753 (1)	Grab Holdings Ltd. - Class A	8,132,268	0.7

	Spain: 0.6%
123,738	Industria de Diseno Textil SA	6,455,028	0.6

	Switzerland: 3.3%
16,831	Lonza Group AG	12,036,916	1.1
893,380 (1)	Sportradar Group AG - Class A	25,086,111	2.2
		37,123,027	3.3
	United Kingdom: 5.7%
4,805,114	Barclays PLC	22,203,265	2.0
173,532	London Stock Exchange Group PLC	25,378,497	2.3
238,428	Reckitt Benckiser Group PLC	16,243,337	1.4
		63,825,099	5.7
	United States: 67.4%
128,744	3M Co.	19,599,986	1.7
59,530	AbbVie, Inc.	11,049,959	1.0
213,099	Acushnet Holdings Corp.	15,517,869	1.4
132,023 (1)	Amrize Ltd.	6,585,759	0.6
111,841	Apple, Inc.	22,946,418	2.0
59,582 (1)	ARM Holdings PLC, ADR	9,636,793	0.8

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
480,148 (1)	Asana, Inc. - Class A	$6,481,998	0.6
224,116 (1)	Astera Labs, Inc.	20,264,569	1.8
392,573	AT&T, Inc.	11,361,063	1.0
487,679	Bank of America Corp.	23,076,970	2.0
725,144	Cisco Systems, Inc.	50,310,491	4.4
28,245 (1)	Coinbase Global, Inc. - Class A	9,899,590	0.9
66,481	Constellation Energy Corp.	21,457,407	1.9
343,732	Coterra Energy, Inc.	8,723,918	0.8
45,953	Deere & Co.	23,366,641	2.1
80,777 (1)	First Solar, Inc.	13,371,825	1.2
363,615	Fox Corp. - Class A	20,376,985	1.8
369,523	Freeport-McMoRan, Inc.	16,018,822	1.4
64,145	Garmin Ltd.	13,388,344	1.2
26,343	HCA Healthcare, Inc.	10,092,003	0.9
132,023	Holcim AG	9,803,914	0.9
58,424 (1)	Inspire Medical Systems, Inc.	7,581,682	0.7
617,647 (1)	Joby Aviation, Inc.	6,516,176	0.6
70,726	Marsh & McLennan Cos., Inc.	15,463,533	1.4
13,985	Meta Platforms, Inc. - Class A	10,322,189	0.9
66,291	Microsoft Corp.	32,973,806	2.9
32,715 (1)	MicroStrategy, Inc. - Class A	13,224,384	1.2
118,120 (1)	Natera, Inc.	19,955,193	1.8
163,221	NVIDIA Corp.	25,787,286	2.3
192,192 (1)	Onestream, Inc.	5,439,034	0.5
160,183	Otis Worldwide Corp.	15,861,321	1.4
97,231	Prologis, Inc.	10,220,923	0.9
437,609 (1)	Robinhood Markets, Inc. - Class A	40,973,331	3.6
33,883	Rockwell Automation, Inc.	11,254,916	1.0
28,661	Salesforce, Inc.	7,815,568	0.7
300,640	Shell PLC	10,489,164	0.9
39,025 (1)	Spotify Technology SA	29,945,443	2.6
985,237 (1)	Standardaero, Inc.	31,182,751	2.8
43,034	Targa Resources Corp.	7,491,359	0.7
89,051 (1)	Tesla, Inc.	28,287,941	2.5
35,932	Valero Energy Corp.	4,829,979	0.4
89,253	Vertiv Holdings Co. - Class A	11,460,978	1.0
265,158	Walmart, Inc.	25,927,149	2.3
217,158	Walt Disney Co.	26,929,764	2.4
419,705 (1)	Waystar Holding Corp.	17,153,343	1.5
		760,418,537	67.4
	Total Common Stock
	(Cost $946,231,755)	1,110,366,444	98.4
	Total Long-Term Investments
	(Cost $946,231,755)	1,110,366,444	98.4

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
12,502,666 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220%
	(Cost $12,502,666)	$12,502,666	1.1

	Total Short-Term Investments
	(Cost $12,502,666)	$12,502,666	1.1
	Total Investments in Securities
	(Cost $958,734,421)	$1,122,869,110	99.5
	Assets in Excess of Other Liabilities	6,001,984	0.5
	Net Assets	$1,128,871,094	100.0

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2025.

Percentage
Sector Diversification	of Net Assets
Information Technology	18.4%
Industrials	16.0
Consumer Discretionary	14.8
Financials	13.3
Communication Services	8.8
Health Care	6.9
Materials	5.9
Consumer Staples	4.7
Utilities	4.7
Energy	4.0
Real Estate	0.9
Short-Term Investments	1.1
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global Insights Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Brazil	$12,879,475	$—	$—	$12,879,475
China	12,519,330	26,972,054	—	39,491,384
Germany	—	52,472,595	—	52,472,595
India	—	31,617,033	—	31,617,033
Indonesia	—	12,949,310	—	12,949,310
Italy	—	31,064,213	—	31,064,213
Japan	—	42,826,186	—	42,826,186
Netherlands	—	11,112,289	—	11,112,289
Singapore	8,132,268	—	—	8,132,268
Spain	—	6,455,028	—	6,455,028
Switzerland	25,086,111	12,036,916	—	37,123,027
United Kingdom	—	63,825,099	—	63,825,099
United States	740,125,459	20,293,078	—	760,418,537
Total Common Stock	798,742,643	311,623,801	—	1,110,366,444
Short-Term Investments	12,502,666	—	—	12,502,666
Total Investments, at fair value	$811,245,309	$311,623,801	$—	$1,122,869,110

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Written
Derivatives not accounted for as hedging instruments	options
Equity contracts	$(310,199)
Total	$(310,199)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $965,815,111.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$190,756,060
Gross Unrealized Depreciation	(27,933,260)
Net Unrealized Appreciation	$162,822,800

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 96.0%
	Australia: 7.5%
182,025	ANZ Group Holdings Ltd.	$3,490,656	1.1
113,063	Brambles Ltd.	1,746,122	0.5
68,778	Computershare Ltd.	1,804,328	0.5
350,639	Insurance Australia Group Ltd.	2,084,558	0.6
686,448	Medibank Pvt Ltd.	2,279,626	0.7
95,015	National Australia Bank Ltd.	2,462,580	0.7
315,415	Origin Energy Ltd.	2,241,950	0.7
160,268	QBE Insurance Group Ltd.	2,467,988	0.7
213,998	Scentre Group	502,621	0.2
118,614	Sonic Healthcare Ltd.	2,093,679	0.6
706,750	Telstra Group Ltd.	2,253,559	0.7
177,662	Transurban Group	1,634,662	0.5
		25,062,329	7.5
	Austria: 0.7%
39,995	OMV AG	2,174,980	0.7

	Belgium: 0.7%
33,615	Ageas SA	2,273,981	0.7

	China: 0.7%
553,000	BOC Hong Kong Holdings Ltd.	2,407,343	0.7

	Denmark: 1.5%
75,364	Danske Bank A/S	3,078,153	0.9
73,668	Tryg A/S	1,904,407	0.6
		4,982,560	1.5
	Finland: 1.4%
7,563	Kone Oyj - Class B	498,257	0.1
212,668	Sampo Oyj - Class A	2,288,847	0.7
71,907	UPM-Kymmene Oyj	1,963,644	0.6
		4,750,748	1.4
	France: 8.7%
68,918	AXA SA	3,384,231	1.0
55,107	BNP Paribas SA	4,943,206	1.5
19,622	Carrefour SA	276,793	0.1
52,842	Cie Generale des Etablissements Michelin SCA	1,965,423	0.6
132,427 (1)	Credit Agricole SA	2,505,300	0.7
31,661	Danone SA	2,590,616	0.8
12,525	Eiffage SA	1,759,934	0.5
150,491	Engie SA	3,536,971	1.1
66,620	Getlink SE	1,286,038	0.4
34,326 (1)	Klepierre SA	1,357,230	0.4
34,490 (2)	La Francaise des Jeux SAEM	1,353,403	0.4
191,165	Orange SA	2,911,105	0.9
17,587	TotalEnergies SE	1,074,967	0.3
		28,945,217	8.7
	Germany: 5.7%
16,302	Allianz SE	6,615,918	2.0
120,700	Deutsche Telekom AG, Reg	4,418,067	1.3
84,444	Evonik Industries AG	1,744,499	0.5
51,000	Fresenius SE & Co. KGaA	2,566,470	0.8

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Germany (continued)
15,154 (2)	Scout24 SE	$2,091,998	0.6
14,639	Symrise AG	1,535,114	0.5
		18,972,066	5.7
	Hong Kong: 2.9%
205,500	CLP Holdings Ltd.	1,735,604	0.5
151,100	Hang Seng Bank Ltd.	2,267,432	0.7
1,213,000	HKT Trust & HKT Ltd. -Stapled Security	1,813,522	0.6
7,000	Jardine Matheson Holdings Ltd.	336,439	0.1
149,700	Link REIT	801,867	0.2
327,500	Power Assets Holdings Ltd.	2,105,684	0.6
80,500	Swire Pacific Ltd. - Class A	690,055	0.2
		9,750,603	2.9
	Ireland: 1.6%
329,690	AIB Group PLC	2,720,891	0.8
172,321	Bank of Ireland Group PLC	2,455,603	0.8
		5,176,494	1.6
	Israel: 1.1%
40,668	Bank Hapoalim BM	781,154	0.2
152,128	Bank Leumi Le-Israel BM	2,830,425	0.9
		3,611,579	1.1
	Italy: 4.2%
39,361	Enel SpA	373,565	0.1
184,376	Eni SpA	2,978,441	0.9
861,850	Intesa Sanpaolo SpA	4,964,624	1.5
105,154 (1)(2)	Poste Italiane SpA	2,259,331	0.7
14,901	Recordati Industria Chimica e Farmaceutica SpA	936,605	0.3
37,243	UniCredit SpA	2,498,393	0.7
		14,010,959	4.2
	Japan: 20.4%
65,500 (1)	AGC, Inc.	1,921,488	0.6
35,800	ANA Holdings, Inc.	700,966	0.2
283,300	Asahi Kasei Corp.	2,016,747	0.6
241,300	Astellas Pharma, Inc.	2,362,557	0.7
60,200 (1)	Bridgestone Corp.	2,461,710	0.7
104,300	Central Japan Railway Co.	2,331,583	0.7
162,900	Chubu Electric Power Co., Inc.	2,015,795	0.6
17,500	Daito Trust Construction Co. Ltd.	1,906,073	0.6
70,300	Daiwa House Industry Co. Ltd.	2,415,705	0.7
104,000	East Japan Railway Co.	2,237,137	0.7
148,700	Isuzu Motors Ltd.	1,883,723	0.6
100,100 (1)	Japan Airlines Co. Ltd.	2,041,630	0.6
97,400	Japan Tobacco, Inc.	2,869,348	0.9
125,000	JFE Holdings, Inc.	1,454,083	0.4
81,500	Kajima Corp.	2,125,660	0.6
14,800	Kao Corp.	663,123	0.2
20,900	KDDI Corp.	358,865	0.1
139,800 (1)	Kirin Holdings Co. Ltd.	1,959,106	0.6
87,200	MEIJI Holdings Co. Ltd.	1,928,324	0.6

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
397,000	Mitsubishi Chemical Group Corp.	$2,086,642	0.6
236,700	Mitsubishi HC Capital, Inc.	1,742,758	0.5
2,177 (1)	Nippon Building Fund, Inc.	2,010,197	0.6
121,000	Nippon Steel Corp.	2,288,344	0.7
44,200	Obayashi Corp.	669,710	0.2
155,800	Ono Pharmaceutical Co. Ltd.	1,688,526	0.5
26,100	Osaka Gas Co. Ltd.	669,463	0.2
59,000	Secom Co. Ltd.	2,119,571	0.6
110,600	Sekisui Chemical Co. Ltd.	2,003,042	0.6
2,045,700	SoftBank Corp.	3,168,690	1.0
93,200	Sumitomo Corp.	2,405,187	0.7
82,900	Sumitomo Mitsui Trust Holdings, Inc.	2,204,927	0.7
22,600	Suntory Beverage & Food Ltd.	722,735	0.2
87,600	Takeda Pharmaceutical Co. Ltd.	2,704,475	0.8
54,900	TIS, Inc.	1,839,681	0.6
147,300	Tokyu Corp.	1,752,300	0.5
94,100	West Japan Railway Co.	2,151,227	0.7
		67,881,098	20.4
	Netherlands: 5.6%
62,756 (2)	ABN AMRO Bank NV	1,713,617	0.5
32,496	ASR Nederland NV	2,159,222	0.6
3,894	Heineken Holding NV	290,570	0.1
198,772	ING Groep NV	4,356,636	1.3
76,651	Koninklijke Ahold Delhaize NV	3,201,449	1.0
536,700	Koninklijke KPN NV	2,618,132	0.8
40,747	NN Group NV	2,711,277	0.8
10,354	Wolters Kluwer NV	1,731,588	0.5
		18,782,491	5.6
	New Zealand: 0.3%
51,352	Fisher & Paykel Healthcare Corp. Ltd.	1,127,936	0.3

	Norway: 3.7%
92,580	Aker BP ASA	2,365,827	0.7
106,319	DNB Bank ASA	2,940,207	0.9
94,833	Equinor ASA	2,394,918	0.7
41,201	Gjensidige Forsikring ASA	1,044,443	0.3
69,477	Mowi ASA	1,341,838	0.4
135,454	Telenor ASA	2,109,316	0.7
		12,196,549	3.7
	Singapore: 0.8%
49,900	DBS Group Holdings Ltd.	1,761,574	0.5
72,100	Oversea-Chinese Banking Corp. Ltd.	924,561	0.3
		2,686,135	0.8
	Spain: 2.5%
26,207	ACS Actividades de Construccion y Servicios SA	1,821,591	0.5
69,710 (2)	Aena SME SA	1,860,829	0.6

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Spain (continued)
179,420	Banco de Sabadell SA	$571,194	0.2
37,073	Bankinter SA	483,970	0.1
186,802	Iberdrola SA	3,593,713	1.1
		8,331,297	2.5
	Switzerland: 4.0%
8,320	Banque Cantonale Vaudoise	959,569	0.3
4,844	BKW AG	1,062,045	0.3
3,833	DSM-Firmenich AG	407,776	0.1
252	Givaudan SA, Reg	1,222,081	0.4
19,521	SGS SA	1,982,077	0.6
82,818	SIG Group AG	1,531,888	0.5
2,907	Swiss Prime Site AG	436,411	0.1
462	Swisscom AG, Reg	328,061	0.1
7,608	Zurich Insurance Group AG	5,323,494	1.6
		13,253,402	4.0
	United Kingdom: 13.4%
38,567	Admiral Group PLC	1,731,907	0.5
201,620	Aviva PLC	1,714,114	0.5
79,737	BAE Systems PLC	2,069,399	0.6
108,146	British American Tobacco PLC	5,141,934	1.5
288,586	Centrica PLC	640,305	0.2
18,851	Coca-Cola European Partners PLC - USD	1,747,865	0.5
47,891	Hikma Pharmaceuticals PLC	1,306,895	0.4
765,871	HSBC Holdings PLC	9,264,095	2.8
70,983	Imperial Brands PLC	2,804,542	0.8
662,091	M&G PLC	2,340,299	0.7
327,760	NatWest Group PLC	2,301,837	0.7
122,339	Pearson PLC	1,802,171	0.5
49,967	Reckitt Benckiser Group PLC	3,404,092	1.0
16,817	RELX PLC - GBP	911,440	0.3
71,415	Sage Group PLC	1,226,392	0.4
35,923	Smith & Nephew PLC	550,132	0.2
70,740	Smiths Group PLC	2,181,923	0.7
56,204	SSE PLC	1,415,220	0.4
137,993	United Utilities Group PLC	2,166,865	0.7
		44,721,427	13.4
	United States: 8.6%
719,065	BP PLC	3,582,585	1.1
64,149	GSK PLC	1,223,091	0.4
133,950	Haleon PLC	688,452	0.2
48,722	Novartis AG, Reg	5,913,735	1.8
20,962	Roche Holding AG	6,842,414	2.0
194,423	Shell PLC	6,783,311	2.0
20,943	Swiss Re AG	3,622,869	1.1
		28,656,457	8.6
	Total Common Stock
	(Cost $253,798,696)	319,755,651	96.0

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 2.5%
129,873	iShares MSCI EAFE Value ETF	$8,244,338	2.5
	Total Exchange-Traded Funds
	(Cost $7,626,802)	8,244,338	2.5

PREFERRED STOCK: 1.2%
	Germany: 1.2%
30,976	Henkel AG & Co. KGaA	2,434,212	0.7
13,719	Volkswagen AG	1,450,287	0.5
		3,884,499	1.2
	Total Preferred Stock
	(Cost $3,745,874)	3,884,499	1.2
	Total Long-Term Investments
	(Cost $265,171,372)	331,884,488	99.7

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 3.9%
	Repurchase Agreements: 3.6%
472,512 (3)	BNP Paribas S.A., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $472,569, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $481,962, due 07/10/25-05/15/42)	472,512	0.2
3,114,414 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $3,114,789, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $3,176,702, due 06/01/30-02/01/57)	3,114,414	0.9

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,114,414 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $3,114,789, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $3,176,702, due 08/15/34-06/01/55)	$3,114,414	0.9
2,191,969 (3)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,192,233, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $2,235,808, due 03/01/34-05/01/55)	2,191,969	0.7
2,958,693 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $2,959,056, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,008,971, due 07/15/26-02/15/54)	2,958,693	0.9
	Total Repurchase Agreements
	(Cost $11,852,002)	11,852,002	3.6
	Time Deposits: 0.3%
260,000 (3)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	260,000	0.0
300,000 (3)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	300,000	0.1
310,000 (3)	Mizuho Bank Ltd., 4.330%, 07/01/2025	310,000	0.1

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
310,000 (3)	Royal Bank of Canada, 4.330%, 07/01/2025	$310,000	0.1
	Total Time Deposits	1,180,000	0.3
	(Cost $1,180,000)

	Total Short-Term Investments
	(Cost $13,032,002)	13,032,002	3.9
	Total Investments in Securities
	(Cost $278,203,374)	$344,916,490	103.6
	Liabilities in Excess of Other Assets	(12,068,156)	(3.6)
	Net Assets	$332,848,334	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Percentage
Sector Diversification	of Net Assets
Financials	33.9%
Industrials	13.5
Consumer Staples	9.4
Health Care	9.0
Communication Services	6.6
Utilities	6.5
Energy	6.4
Materials	4.9
Consumer Discretionary	3.3
Real Estate	2.8
Exchange-Traded Funds	2.5
Information Technology	0.9
Short-Term Investments	3.9
Liabilities in Excess of Other Assets	(3.6)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$25,062,329	$—	$25,062,329
Austria	—	2,174,980	—	2,174,980
Belgium	—	2,273,981	—	2,273,981
China	—	2,407,343	—	2,407,343
Denmark	—	4,982,560	—	4,982,560
Finland	—	4,750,748	—	4,750,748
France	—	28,945,217	—	28,945,217
Germany	—	18,972,066	—	18,972,066
Hong Kong	—	9,750,603	—	9,750,603
Ireland	—	5,176,494	—	5,176,494
Israel	—	3,611,579	—	3,611,579
Italy	—	14,010,959	—	14,010,959
Japan	—	67,881,098	—	67,881,098
Netherlands	—	18,782,491	—	18,782,491
New Zealand	—	1,127,936	—	1,127,936
Norway	—	12,196,549	—	12,196,549
Singapore	—	2,686,135	—	2,686,135
Spain	—	8,331,297	—	8,331,297
Switzerland	—	13,253,402	—	13,253,402
United Kingdom	1,747,865	42,973,562	—	44,721,427
United States	—	28,656,457	—	28,656,457
Total Common Stock	1,747,865	318,007,786	—	319,755,651
Exchange-Traded Funds	8,244,338	—	—	8,244,338
Preferred Stock	—	3,884,499	—	3,884,499
Short-Term Investments	—	13,032,002	—	13,032,002
Total Investments, at fair value	$9,992,203	$334,924,287	$—	$344,916,490

[^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$35,204
Total	$35,204

See Accompanying Notes to Financial Statements

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$2,304
Total	$2,304

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $279,468,145.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$70,336,881
Gross Unrealized Depreciation	(4,598,857)
Net Unrealized Appreciation	$65,738,024

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.4%
	Communication Services: 1.3%
1,202	Cable One, Inc.	$163,244	0.1
114,314	Entravision Communications Corp. - Class A	265,208	0.1
62,014	Interpublic Group of Cos., Inc.	1,518,103	0.6
19,912	Omnicom Group, Inc.	1,432,469	0.5
8,897 (1)	Thryv Holdings, Inc.	108,187	0.0
8,637	Townsquare Media, Inc. - Class A	68,319	0.0
		3,555,530	1.3
	Consumer Discretionary: 5.5%
6,698 (1)	Accel Entertainment, Inc.	78,835	0.0
15,861	A-Mark Precious Metals, Inc.	351,797	0.1
36,882	BorgWarner, Inc.	1,234,809	0.4
11,494	Boyd Gaming Corp.	899,176	0.3
16,000	Brunswick Corp.	883,840	0.3
25,148 (1)	Capri Holdings Ltd.	445,120	0.2
29,294	Cie Generale des Etablissements Michelin SCA	1,089,571	0.4
41,462	Gentex Corp.	911,749	0.3
43,725 (1)	KinderCare Learning Cos., Inc.	441,623	0.2
4,501 (1)	M/I Homes, Inc.	504,652	0.2
27,187 (1)	MarineMax, Inc.	683,481	0.2
8,701	Meritage Homes Corp.	582,706	0.2
14,280 (1)	Mohawk Industries, Inc.	1,497,115	0.5
23,153 (1)(2)	OneWater Marine, Inc. - Class A	310,019	0.1
5,851	Patrick Industries, Inc.	539,872	0.2
6,622	PulteGroup, Inc.	698,356	0.3
12,789 (1)	Skyline Champion Corp.	800,719	0.3
17,403	Sodexo SA	1,071,096	0.4
11,293 (1)	Taylor Morrison Home Corp.	693,616	0.3
16,336 (1)	Visteon Corp.	1,524,149	0.6
		15,242,301	5.5
	Consumer Staples: 7.8%
93,006	Conagra Brands, Inc.	1,903,833	0.7
40,211	Edgewell Personal Care Co.	941,339	0.3
26,243	Estee Lauder Cos., Inc. - Class A	2,120,434	0.8
29,985	General Mills, Inc.	1,553,523	0.6
16,384	Heineken NV	1,429,391	0.5
160,619	Kenvue, Inc.	3,361,756	1.2
21,301	Kimberly-Clark Corp.	2,746,125	1.0
35,865	Koninklijke Ahold Delhaize NV	1,497,958	0.5
14,614	Mondelez International, Inc. - Class A	985,568	0.3
17,575	Pernod Ricard SA	1,753,135	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
28,847	Reckitt Benckiser Group PLC	$1,965,254	0.7
19,158	Spectrum Brands Holdings, Inc.	1,015,374	0.4
6,184	Turning Point Brands, Inc.	468,562	0.2
		21,742,252	7.8
	Energy: 7.0%
74,138	Baker Hughes Co.	2,842,451	1.0
23,751	ChampionX Corp.	589,975	0.2
11,514	Chord Energy Corp.	1,115,131	0.4
68,741	Coterra Energy, Inc.	1,744,647	0.6
131,742	Crescent Energy Co. - Class A	1,132,981	0.4
8,740	Diamondback Energy, Inc.	1,200,876	0.4
136,301 (3)	Enterprise Products Partners L.P.	4,226,694	1.5
30,148	Flowco Holdings, Inc. - Class A	536,936	0.2
12,882 (1)	Infinity Natural Resources, Inc. - Class A	235,869	0.1
31,302 (2)	Mach Natural Resources L.P.	452,001	0.2
63,600	Magnolia Oil & Gas Corp. - Class A	1,429,728	0.5
49,680 (2)	Northern Oil and Gas, Inc.	1,408,428	0.5
30,348	Occidental Petroleum Corp.	1,274,919	0.5
74,793	Permian Resources Corp.	1,018,681	0.4
16,353	TXO Partners L.P.	245,949	0.1
		19,455,266	7.0
	Financials: 22.5%
5,732	Allstate Corp.	1,153,909	0.4
17,457	Ameris Bancorp	1,129,468	0.4
12,996 (1)	Aspen Insurance Holdings Ltd. - Class A	408,984	0.2
21,966	Atlantic Union Bankshares Corp.	687,096	0.2
22,309	Axis Capital Holdings Ltd.	2,316,120	0.8
10,482 (1)	Axos Financial, Inc.	797,051	0.3
1,602	BancFirst Corp.	198,039	0.1
14,781	Bank of New York Mellon Corp.	1,346,697	0.5
1,722 (1)	Bowhead Specialty Holdings, Inc.	64,627	0.0
1,814 (1)	BRP Group, Inc. - Class A	77,657	0.0
61,507	Columbia Banking System, Inc.	1,438,034	0.5
50,476	Commerce Bancshares, Inc.	3,138,093	1.1
61,022	Compass Diversified Holdings	383,218	0.1

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
24,402	CVB Financial Corp.	$482,916	0.2
14,919 (1)	Euronet Worldwide, Inc.	1,512,488	0.5
49,348	EVERTEC, Inc.	1,778,995	0.6
139,220	F.N.B. Corp.	2,029,828	0.7
23,696	Fidelis Insurance Holdings Ltd.	392,880	0.1
37,367	First BanCorp/Puerto Rico	778,355	0.3
20,612	First Hawaiian, Inc.	514,476	0.2
8,958	First Merchants Corp.	343,091	0.1
25,340 (1)	Hamilton Insurance Group Ltd. - Class B	547,851	0.2
6,732	Hanover Insurance Group, Inc.	1,143,565	0.4
54,139	Home BancShares, Inc.	1,540,796	0.6
16,017	International Bancshares Corp.	1,066,092	0.4
9,258	Marex Group PLC	365,413	0.1
1,709	Nicolet Bankshares, Inc.	211,027	0.1
27,729	Northern Trust Corp.	3,515,760	1.3
117,272	Old National Bancorp	2,502,584	0.9
14,688	PNC Financial Services Group, Inc.	2,738,137	1.0
8,868	Popular, Inc.	977,342	0.4
24,680	Prosperity Bancshares, Inc.	1,733,523	0.6
6,999	Raymond James Financial, Inc.	1,073,437	0.4
14,266	Reinsurance Group of America, Inc.	2,829,804	1.0
72,077 (1)	Repay Holdings Corp.	347,411	0.1
17,314 (1)	SiriusPoint Ltd.	353,032	0.1
13,431 (1)	Slide Insurance Holdings, Inc.	290,915	0.1
21,652	SouthState Corp.	1,992,634	0.7
10,877 (1)	StoneX Group, Inc.	991,330	0.4
16,663	T. Rowe Price Group, Inc.	1,607,980	0.6
91,401	Truist Financial Corp.	3,929,329	1.4
14,923	UMB Financial Corp.	1,569,303	0.6
87,032	US Bancorp	3,938,198	1.4
37,535	Webster Financial Corp.	2,049,411	0.7
22,928	Westamerica BanCorp	1,110,632	0.4
11,969	Willis Towers Watson PLC	3,668,498	1.3
		63,066,026	22.5
	Health Care: 12.0%
2,603	AmerisourceBergen Corp.	780,510	0.3
16,380	Becton Dickinson and Co.	2,821,455	1.0
29,425 (1)	Centene Corp.	1,597,189	0.6
55,831	Embecta Corp.	541,002	0.2
52,549 (1)	Enovis Corp.	1,647,937	0.6
96,886 (1)	Envista Holdings Corp.	1,893,152	0.7

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
28,624	GE HealthCare Technologies, Inc.	$2,120,180	0.8
55,749 (1)	Henry Schein, Inc.	4,072,465	1.4
25,076 (1)	Hologic, Inc.	1,633,952	0.6
6,598 (1)	ICON PLC	959,679	0.3
10,552 (1)	IQVIA Holdings, Inc.	1,662,890	0.6
13,155	Labcorp Holdings, Inc.	3,453,319	1.2
22,828	Medtronic PLC	1,989,917	0.7
7,511	QIAGEN N.V.	360,979	0.1
8,916	Quest Diagnostics, Inc.	1,601,581	0.6
6,423	Universal Health Services, Inc. - Class B	1,163,526	0.4
58,925	Zimmer Biomet Holdings, Inc.	5,374,549	1.9
		33,674,282	12.0
	Industrials: 17.4%
18,203	A.O. Smith Corp.	1,193,571	0.4
27,621	ABM Industries, Inc.	1,303,987	0.5
15,608	Ashtead Group PLC	1,000,877	0.4
5,190	Atmus Filtration Technologies, Inc.	189,020	0.1
20,399 (1)	Blue Bird Corp.	880,421	0.3
18,432	Brink's Co.	1,645,793	0.6
88,933	Bunzl PLC	2,833,974	1.0
95,596	CSX Corp.	3,119,297	1.1
6,689	Cummins, Inc.	2,190,647	0.8
14,827	Deluxe Corp.	235,898	0.1
79,057 (1)	DIRTT Environmental Solutions	47,679	0.0
2,899	Dover Corp.	531,184	0.2
6,035 (1)	DXP Enterprises, Inc.	528,968	0.2
8,917	Emerson Electric Co.	1,188,904	0.4
8,360	Fortive Corp.	435,807	0.2
80,550(1)	Gates Industrial Corp. PLC	1,855,066	0.7
15,111 (1)	GMS, Inc.	1,643,321	0.6
22,309	Hexcel Corp.	1,260,235	0.5
80,024 (1)	Hillman Solutions Corp.	571,371	0.2
4,080 (1)	IBEX Holdings Ltd.	118,728	0.0
12,831	Korn Ferry	940,897	0.3
11,309	L3Harris Technologies, Inc.	2,836,750	1.0
7,404	Legrand SA	992,350	0.4
15,074	Loomis AB	633,742	0.2
3,337	Luxfer Holdings PLC	40,645	0.0
37,675	MSC Industrial Direct Co., Inc. - Class A	3,203,129	1.1
12,099	Norfolk Southern Corp.	3,096,981	1.1
13,896 (1)	NV5 Global, Inc.	320,859	0.1
27,883	Oshkosh Corp.	3,165,836	1.1
18,353 (1)(2)	Proficient Auto Logistics, Inc.	133,243	0.0
1,205	Republic Services, Inc.	297,165	0.1
4,271	Science Applications International Corp.	480,957	0.2
16,840	Sensata Technologies Holding PLC	507,052	0.2
60,414	Southwest Airlines Co.	1,959,830	0.7

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
4,437	Tecnoglass, Inc.	$343,246	0.1
50,352	Timken Co.	3,653,038	1.3
14,730 (1)	Titan Machinery, Inc.	291,801	0.1
16,124	Toro Co.	1,139,644	0.4
13,140	TriNet Group, Inc.	961,060	0.3
6,711	Vinci SA	989,677	0.4
		48,762,650	17.4
	Information Technology: 5.6%
23,563	Amdocs Ltd.	2,149,888	0.8
24,358	Amkor Technology, Inc.	511,274	0.2
1,703	Analog Devices, Inc.	405,348	0.1
9,639	Avnet, Inc.	511,638	0.2
17,564 (1)	Axcelis Technologies, Inc.	1,224,035	0.4
21,735	Cognizant Technology Solutions Corp. - Class A	1,695,982	0.6
3,400 (1)	F5, Inc.	1,000,688	0.4
83,783	HP, Inc.	2,049,332	0.7
28,505 (2)	Ingram Micro Holding Corp.	594,044	0.2
23,720	Kulicke & Soffa Industries, Inc.	820,712	0.3
5,052	NXP Semiconductors NV	1,103,812	0.4
2,787 (1)	Ralliant Corp.	135,126	0.0
9,314	TE Connectivity PLC	1,570,992	0.6
21,831	Teradyne, Inc.	1,963,044	0.7
		15,735,915	5.6
	Materials: 5.3%
14,926	Akzo Nobel NV	1,047,266	0.4
7,397	Eagle Materials, Inc.	1,495,008	0.5
224,724 (2)	Graphic Packaging Holding Co.	4,734,935	1.7
18,308 (1)	Ingevity Corp.	788,892	0.3
12,991	Minerals Technologies, Inc.	715,414	0.3
12,301	Packaging Corp. of America	2,318,123	0.8
12,242	PPG Industries, Inc.	1,392,528	0.5
6,185	Reliance Steel & Aluminum Co.	1,941,471	0.7
30,620 (2)	Titan America SA	382,138	0.1
		14,815,775	5.3
	Real Estate: 8.3%
9,765	Agree Realty Corp.	713,431	0.2
9,721	American Healthcare REIT, Inc.	357,150	0.1
8,932	American Tower Corp.	1,974,151	0.7
55,900	Americold Realty Trust, Inc.	929,617	0.3
13,620	EPR Properties	793,501	0.3
40,282	Equity Residential	2,718,632	1.0
2,495	Essex Property Trust, Inc.	707,083	0.2
94,947	Healthpeak Properties, Inc.	1,662,522	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
7,701	Public Storage	$2,259,627	0.8
54,834	Realty Income Corp.	3,158,987	1.1
7,784	Regency Centers Corp.	554,454	0.2
13,165	Ryman Hospitality Properties, Inc.	1,298,991	0.5
4,518 (2)	Smartstop Self Storage REIT, Inc.	163,687	0.1
17,848	Terreno Realty Corp.	1,000,737	0.4
26,316	UMH Properties, Inc.	441,846	0.2
24,456	Ventas, Inc.	1,544,396	0.5
90,710	VICI Properties, Inc.	2,957,146	1.1
		23,235,958	8.3
	Utilities: 5.7%
4,269	Duke Energy Corp.	503,742	0.2
41,353	Evergy, Inc.	2,850,462	1.0
43,847	Eversource Energy	2,789,546	1.0
455	Luxfer Holdings PLC-ADR	5,542	0.0
51,191	NorthWestern Corp.	2,626,098	0.9
25,823	ONE Gas, Inc.	1,855,641	0.7
14,927	PPL Corp.	505,876	0.2
28,613	Spire, Inc.	2,088,463	0.7
40,738	Xcel Energy, Inc.	2,774,258	1.0
		15,999,628	5.7
	Total Common Stock
	(Cost $275,567,261)	275,285,583	98.4

PREFERRED STOCK: 0.5%
	Consumer Staples: 0.5%
19,099	Henkel AG & Co. KGaA	1,500,872	0.5

	Total Preferred Stock
	(Cost $1,362,495)	1,500,872	0.5

	Total Long-Term Investments
	(Cost $276,929,756)	276,786,455	98.9

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 2.9%
	Repurchase Agreements: 2.0%
277,552 (4)	BNP Paribas S.A., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $277,585, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $283,103, due 07/10/25-05/15/42)	$277,552	0.1
1,447,200 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,447,374, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,476,144, due 06/01/30-02/01/57)	1,447,200	0.5
1,447,200 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,447,374, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $1,476,144, due 08/15/34-06/01/55)	1,447,200	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,053,994 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,054,121, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,075,074, due 03/01/34-05/01/55)	$1,053,994	0.4
1,309,659 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $1,309,820, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,331,914, due 07/15/26-02/15/54)	1,309,659	0.5
	Total Repurchase Agreements
	(Cost $5,535,605)	5,535,605	2.0
	Time Deposits: 0.2%
130,000 (4)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	130,000	0.1
130,000 (4)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	130,000	0.0
130,000 (4)	Mizuho Bank Ltd., 4.330%, 07/01/2025	130,000	0.0
130,000 (4)	Royal Bank of Canada, 4.330%, 07/01/2025	130,000	0.1
	Total Time Deposits
	(Cost $520,000)	520,000	0.2

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.7%
1,970,587 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220%
	(Cost $1,970,587)	$1,970,587	0.7

	Total Short-Term Investments
	(Cost $8,026,192)	$8,026,192	2.9

	Total Investments in Securities
	(Cost $284,955,948)	$284,812,647	101.8
	Liabilities in Excess of Other Assets	(4,955,813)	(1.8)
	Net Assets	$279,856,834	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Security is a Master Limited Partnership.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$3,555,530	$—	$—	$3,555,530
Consumer Discretionary	13,081,634	2,160,667	—	15,242,301
Consumer Staples	15,096,514	6,645,738	—	21,742,252
Energy	19,455,266	—	—	19,455,266
Financials	63,066,026	—	—	63,066,026
Health Care	33,674,282	—	—	33,674,282
Industrials	42,312,030	6,450,620	—	48,762,650
Information Technology	15,735,915	—	—	15,735,915
Materials	13,768,509	1,047,266	—	14,815,775
Real Estate	23,235,958	—	—	23,235,958
Utilities	15,999,628	—	—	15,999,628
Total Common Stock	258,981,292	16,304,291	—	275,285,583
Preferred Stock	—	1,500,872	—	1,500,872
Short-Term Investments	1,970,587	6,055,605	—	8,026,192
Total Investments, at fair value	$260,951,879	$23,860,768	$—	$284,812,647
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(336,263)	$—	$(336,263)
Total Liabilities	$—	$(336,263)	$—	$(336,263)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	145,360	GBP	106,021	Bank of America N.A.	09/26/25	$(253)
USD	1,548,450	GBP	1,156,187	Bank of America N.A.	09/26/25	(39,498)
USD	24,413	SEK	230,632	Citibank N.A.	09/26/25	(105)
USD	498,267	SEK	4,817,651	Citibank N.A.	09/26/25	(13,884)
USD	1,548,699	GBP	1,156,187	Citibank N.A.	09/26/25	(39,249)
USD	1,549,031	GBP	1,156,187	Goldman Sachs & Co.	09/26/25	(38,918)
USD	2,385,375	EUR	2,056,163	Goldman Sachs & Co.	09/26/25	(50,751)
USD	2,386,257	EUR	2,056,163	JPMorgan Chase Bank N.A.	09/26/25	(49,869)
USD	2,383,327	EUR	2,056,163	Morgan Stanley	09/26/25	(52,800)
USD	2,385,190	EUR	2,056,163	UBS AG	09/26/25	(50,936)
						$(336,263)

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Currency Abbreviations:

EUR	—	EU Euro
GBP	—	British Pound
SEK	—	Swedish Krona
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$336,263
Total Liability Derivatives		$336,263

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$(764,324)
Total	$(764,324)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$(531,099)
Total	$(531,099)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2025:

				JPMorgan
	Bank of		Goldman	Chase Bank	Morgan
	America N.A.	Citibank N.A.	Sachs & Co.	N.A.	Stanley	UBS AG	Total
Liabilities:
Forward foreign currency contracts	$39,751	$53,238	$89,669	$49,869	$52,800	$50,936	$336,263
Total Liabilities	$39,751	$53,238	$89,669	$49,869	$52,800	$50,936	$336,263
Net OTC derivative instruments by counterparty, at fair value	$(39,751)	$(53,238)	$(89,669)	$(49,869)	$(52,800)	$(50,936)	$(336,263)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(39,751)	$(53,238)	$(89,669)	$(49,869)	$(52,800)	$(50,936)	$(336,263)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $287,713,006.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$22,439,090
Gross Unrealized Depreciation	(25,672,275)
Net Unrealized Depreciation	$(3,233,185)

See Accompanying Notes to Financial Statements

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.5%
	Communication Services: 1.1%
138,223	Iridium Communications, Inc.	$4,170,188	1.1

	Consumer Discretionary: 15.3%
41,400 (1)	Bright Horizons Family Solutions, Inc.	5,116,626	1.3
150,548	Choice Hotels International, Inc.	19,101,530	5.0
1,226,106 (1)	Figs, Inc. - Class A	6,915,238	1.8
132,026	Red Rock Resorts, Inc. - Class A	6,869,313	1.8
133,800	Vail Resorts, Inc.	21,023,994	5.4
		59,026,701	15.3
	Financials: 41.2%
274,780	Arch Capital Group Ltd.	25,018,719	6.5
76,716	Carlyle Group, Inc.	3,943,202	1.0
81,417	Cohen & Steers, Inc.	6,134,771	1.6
34,738	FactSet Research Systems, Inc.	15,537,613	4.0
30,325	Houlihan Lokey, Inc.	5,456,984	1.4
55,318	Kinsale Capital Group, Inc.	26,768,380	7.0
22,065	Moelis & Co. - Class A	1,375,091	0.4
46,000	Morningstar, Inc.	14,440,780	3.7
65,137	MSCI, Inc.	37,567,113	9.8
81,133	Primerica, Inc.	22,203,668	5.8
		158,446,321	41.2
	Health Care: 9.6%
120,000	Bio-Techne Corp.	6,174,000	1.6
30,000 (1)	IDEXX Laboratories, Inc.	16,090,200	4.2
30,300 (1)	Integer Holdings Corp.	3,725,991	1.0
4,700 (1)	Mettler-Toledo International, Inc.	5,521,184	1.4
24,000	West Pharmaceutical Services, Inc.	5,251,200	1.4
		36,762,575	9.6
	Industrials: 5.2%
14,635	EnPro Industries, Inc.	2,803,334	0.7
30,027	Exponent, Inc.	2,243,317	0.6
80,733 (1)	Karman Holdings, Inc.	4,066,521	1.1
22,821 (1)	Loar Holdings, Inc.	1,966,486	0.5
4,129,898 (2)(3)	Northvolt AB - Restricted	—	0.0
18,983 (1)	SiteOne Landscape Supply, Inc.	2,295,804	0.6
37,975 (1)	Transcat, Inc.	3,264,331	0.9
60,000 (1)	Trex Co., Inc.	3,262,800	0.8
		19,902,593	5.2
	Information Technology: 19.1%
21,460 (1)	Agilysys, Inc.	2,460,174	0.7
216,633 (1)	Clearwater Analytics Holdings, Inc. - Class A	4,750,762	1.2
79,272 (1)	Gartner, Inc.	32,043,328	8.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
89,543 (1)	Guidewire Software, Inc.	$21,082,899	5.5
54,800 (1)	Intapp, Inc.	2,828,776	0.7
35,226 (1)	JFrog Ltd.	1,545,717	0.4
97,000 (1)	nCino, Inc.	2,713,090	0.7
45,497 (1)	Procore Technologies, Inc.	3,112,905	0.8
28,936 (1)	ServiceTitan, Inc. - Class A	3,101,361	0.8
		73,639,012	19.1
	Real Estate: 8.0%
335,000 (1)	CoStar Group, Inc.	26,934,000	7.0
84,087	Gaming and Leisure Properties, Inc.	3,925,181	1.0
		30,859,181	8.0
	Total Common Stock
	(Cost $93,941,821)	382,806,571	99.5

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
1,045,262 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220%
	(Cost $1,045,262)	$1,045,262	0.3
	Total Short-Term Investments
	(Cost $1,045,262)	1,045,262	0.3
	Total Investments in Securities
	(Cost $94,987,083)	$383,851,833	99.8
	Assets in Excess of Other Liabilities	919,522	0.2
	Net Assets	$384,771,355	100.0

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(3)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.

(4)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$4,170,188	$—	$—	$4,170,188
Consumer Discretionary	59,026,701	—	—	59,026,701
Financials	158,446,321	—	—	158,446,321
Health Care	36,762,575	—	—	36,762,575
Industrials	19,902,593	—	—	19,902,593
Information Technology	73,639,012	—	—	73,639,012
Real Estate	30,859,181	—	—	30,859,181
Total Common Stock	382,806,571	—	—	382,806,571
Short-Term Investments	1,045,262	—	—	1,045,262
Total Investments, at fair value	$383,851,833	$—	$—	$383,851,833

^           See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2025, VY® Baron Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Northvolt AB - Restricted	9/21/2020	$651,737	$—
		$651,737	$—

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $96,559,310.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$291,164,569
Gross Unrealized Depreciation	(3,872,044)
Net Unrealized Appreciation	$287,292,525

See Accompanying Notes to Financial Statements

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.0%
	Communication Services: 13.5%
9,831	Alphabet, Inc. - Class A	$1,732,517	2.3
8,761	Alphabet, Inc. - Class C	1,554,114	2.0
6,553	Electronic Arts, Inc.	1,046,514	1.4
3,669	Meta Platforms, Inc. - Class A	2,708,052	3.5
17,148 (1)	Pinterest, Inc. - Class A	614,927	0.8
3,925 (1)	Take-Two Interactive Software, Inc.	953,186	1.2
3,117	T-Mobile US, Inc.	742,657	1.0
7,836	Walt Disney Co.	971,743	1.3
		10,323,710	13.5

	Consumer Discretionary: 7.9%
15,090 (1)	Amazon.com, Inc.	3,310,595	4.3
15,998	eBay, Inc.	1,191,211	1.6
1,031 (1)	Lululemon Athletica, Inc.	244,945	0.3
2,473	NIKE, Inc. - Class B	175,682	0.2
3,552	Tapestry, Inc.	311,901	0.4
2,627 (1)	Tesla, Inc.	834,493	1.1
		6,068,827	7.9
	Consumer Staples: 2.7%
36,442 (1)	Coty, Inc. - Class A	169,455	0.2
6,048	Procter & Gamble Co.	963,567	1.3
9,347	Walmart, Inc.	913,950	1.2
		2,046,972	2.7
	Energy: 2.8%
6,826	Chevron Corp.	977,415	1.3
6,406	ConocoPhillips	574,875	0.7
4,817	EOG Resources, Inc.	576,161	0.8
		2,128,451	2.8
	Financials: 15.7%
2,379	American Express Co.	758,853	1.0
2,176	Aon PLC - Class A	776,310	1.0
32,928	Bank of America Corp.	1,558,153	2.0
1,175	Blackrock, Inc.	1,232,869	1.6
10,410 (1)	Block, Inc.	707,151	0.9
11,279	Charles Schwab Corp.	1,029,096	1.3
6,228	JPMorgan Chase & Co.	1,805,559	2.4
1,471	Mastercard, Inc. - Class A	826,614	1.1
3,060	Morgan Stanley	431,032	0.6
1,196	S&P Global, Inc.	630,639	0.8
3,127	Visa, Inc. - Class A	1,110,241	1.5
13,869	Wells Fargo & Co.	1,111,184	1.5
		11,977,701	15.7
	Health Care: 10.2%
6,400	Abbott Laboratories	870,464	1.1
2,000	AbbVie, Inc.	371,240	0.5
3,297	Agilent Technologies, Inc.	389,079	0.5
1,169	Amgen, Inc.	326,397	0.4
1,360 (1)	BioMarin Pharmaceutical, Inc.	74,759	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
6,091 (1)	Boston Scientific Corp.	$654,234	0.9
5,431 (1)	Cooper Cos., Inc.	386,470	0.5
2,337	Elevance Health, Inc.	909,000	1.2
1,812	Eli Lilly & Co.	1,412,508	1.9
5,695 (1)	Henry Schein, Inc.	416,020	0.5
1,407	Thermo Fisher Scientific, Inc.	570,482	0.7
1,990 (1)	Vertex Pharmaceuticals, Inc.	885,948	1.2
6,052	Zimmer Biomet Holdings, Inc.	552,003	0.7
		7,818,604	10.2
	Industrials: 9.4%
5,118 (1)	Boeing Co.	1,072,375	1.4
1,562	Eaton Corp. PLC	557,618	0.7
1,536	GE Aerospace	395,351	0.5
993	GE Vernova, Inc.	525,446	0.7
3,648	Honeywell International, Inc.	849,546	1.1
3,231	Jacobs Solutions, Inc.	424,715	0.6
497	Parker-Hannifin Corp.	347,140	0.5
5,221	Raytheon Technologies Corp.	762,370	1.0
11,006 (1)	Uber Technologies, Inc.	1,026,860	1.3
5,483	Union Pacific Corp.	1,261,529	1.6
		7,222,950	9.4
	Information Technology: 33.1%
2,070	Accenture PLC - Class A	618,702	0.8
598 (1)	Adobe, Inc.	231,354	0.3
18,112	Apple, Inc.	3,716,039	4.9
2,062	Applied Materials, Inc.	377,490	0.5
5,967	Broadcom, Inc.	1,644,804	2.2
5,719	Dell Technologies, Inc. - Class C	701,149	0.9
1,477	Intuit, Inc.	1,163,330	1.5
7,297	Lam Research Corp.	710,290	0.9
2,793	Marvell Technology, Inc.	216,178	0.3
3,167	Microchip Technology, Inc.	222,862	0.3
13,577	Microsoft Corp.	6,753,336	8.8
39,670	NVIDIA Corp.	6,267,463	8.2
4,667 (1)	Okta, Inc.	466,560	0.6
7,867 (1)	ON Semiconductor Corp.	412,310	0.6
1,778 (1)	Palo Alto Networks, Inc.	363,850	0.5
1,371 (1)	Synopsys, Inc.	702,884	0.9
4,126	TE Connectivity PLC	695,932	0.9
		25,264,533	33.1
	Materials: 0.9%
6,189	International Flavors & Fragrances, Inc.	455,201	0.6

See Accompanying Notes to Financial Statements

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
638	Sherwin-Williams Co.	$219,064	0.3
		674,265	0.9
	Real Estate: 1.0%
3,063	American Tower Corp.	676,984	0.9
918 (1)	CoStar Group, Inc.	73,807	0.1
		750,791	1.0
	Utilities: 1.8%
5,065	DTE Energy Co.	670,910	0.9
8,657	Public Service Enterprise Group, Inc.	728,746	0.9
		1,399,656	1.8
	Total Common Stock
	(Cost $53,434,402)	75,676,460	99.0
OTHER: 0.0%
	Materials: 0.0%
649,000 (2)(3)(4)	SINO Forest Corp.	—	0.0
	Total Other
	(Cost $—)	—	0.0
	Total Long-Term Investments
	(Cost $53,434,402)	75,676,460	99.0

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
1,117,013 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220%
	(Cost $1,117,013)	$1,117,013	1.5

	Total Short-Term Investments
	(Cost $1,117,013)	1,117,013	1.5
	Total Investments in Securities
	(Cost $54,551,415)	$76,793,473	100.5
	Liabilities in Excess of Other Assets	(372,448)	(0.5)
	Net Assets	$76,421,025	100.0

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

VY® Columbia Contrarian Core Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$75,676,460	$—	$—	$75,676,460
Short-Term Investments	1,117,013	—	—	1,117,013
Total Investments, at fair value	$76,793,473	$—	$—	$76,793,473

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2025, VY® Columbia Contrarian Core Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
SINO Forest Corp.	3/1/2013	$—	$—
		$—	$—

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $55,430,193.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$23,250,473
Gross Unrealized Depreciation	(1,887,192)
Net Unrealized Appreciation	$21,363,281

See Accompanying Notes to Financial Statements

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.4%
	Communication Services: 1.6%
44,550	Telephone and Data Systems, Inc.	$1,585,089	1.6

	Consumer Discretionary: 9.0%
1,510 (1)	Cavco Industries, Inc.	655,989	0.7
12,620	Kontoor Brands, Inc.	832,542	0.8
57,680 (1)	Laureate Education, Inc.	1,348,559	1.3
9,610 (1)	Modine Manufacturing Co.	946,585	0.9
15,100	Patrick Industries, Inc.	1,393,277	1.4
34,970	Perdoceo Education Corp.	1,143,169	1.1
46,060 (1)	Savers Value Village, Inc.	469,812	0.5
23,510 (1)	Taylor Morrison Home Corp.	1,443,984	1.4
11,910 (1)	Urban Outfitters, Inc.	863,951	0.9
		9,097,868	9.0
	Consumer Staples: 3.0%
8,330	Cal-Maine Foods, Inc.	829,918	0.8
44,240	Dole PLC	618,917	0.6
11,150	PriceSmart, Inc.	1,171,196	1.2
20,790 (1)	TreeHouse Foods, Inc.	403,742	0.4
		3,023,773	3.0
	Energy: 6.9%
43,680 (1)	CNX Resources Corp.	1,471,142	1.5
6,720 (1)	Gulfport Energy Corp.	1,351,862	1.3
28,650	HF Sinclair Corp.	1,176,942	1.2
30,440	Navigator Holdings Ltd.	430,726	0.4
18,180	Teekay Tankers Ltd. - Class A	758,470	0.7
20,950 (1)	Tidewater, Inc.	966,424	1.0
28,170	World Fuel Services Corp.	798,619	0.8
		6,954,185	6.9
	Financials: 21.1%
16,770	Assured Guaranty Ltd.	1,460,667	1.4
16,600	Banco Latinoamericano de Comercio Exterior SA - Class E	668,980	0.7
22,109	Bank of NT Butterfield & Son Ltd.	978,987	1.0
38,060	BankUnited, Inc.	1,354,556	1.3
43,300	Columbia Banking System, Inc.	1,012,354	1.0
50,770	Dynex Capital, Inc.	620,409	0.6
30,480	Essent Group Ltd.	1,851,050	1.8
26,800	EVERTEC, Inc.	966,140	1.0
9,290	FirstCash Holdings, Inc.	1,255,451	1.2
72,480	Fulton Financial Corp.	1,307,539	1.3
24,900	Hancock Whitney Corp.	1,429,260	1.4
26,410	Lazard, Inc.	1,267,152	1.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
11,880	PennyMac Financial Services, Inc.	$1,183,723	1.2
8,730	Popular, Inc.	962,133	0.9
44,710	Radian Group, Inc.	1,610,454	1.6
10,820 (1)	StoneX Group, Inc.	986,135	1.0
35,220	Washington Federal, Inc.	1,031,242	1.0
27,430	Zions Bancorp NA	1,424,714	1.4
		21,370,946	21.1
	Health Care: 9.2%
47,940 (1)	AdaptHealth Corp.	452,074	0.4
142,550 (1)	Amneal Pharmaceuticals, Inc.	1,153,230	1.1
9,290 (1)	ANI Pharmaceuticals, Inc.	606,173	0.6
63,990 (1)	Ardent Health Partners, Inc.	874,103	0.9
21,600	Bruker Corp.	889,920	0.9
10,680 (1)	ICU Medical, Inc.	1,411,362	1.4
26,570 (1)	LivaNova PLC	1,196,182	1.2
50,130 (1)	MiMedx Group, Inc.	306,294	0.3
39,620 (1)	Pediatrix Medical Group, Inc.	568,547	0.6
47,700	Perrigo Co. PLC	1,274,544	1.2
68,720 (1)	Teladoc Health, Inc.	598,551	0.6
		9,330,980	9.2
	Industrials: 18.6%
17,959 (1)	Alaska Air Group, Inc.	888,611	0.9
12,070	ArcBest Corp.	929,511	0.9
11,203	AZZ, Inc.	1,058,460	1.0
3,420 (1)	Dycom Industries, Inc.	835,814	0.8
13,090	Greenbrier Cos., Inc.	602,795	0.6
19,030	Griffon Corp.	1,377,201	1.4
13,820	Helios Technologies, Inc.	461,173	0.4
18,220	HNI Corp.	896,060	0.9
11,490 (1)	Kirby Corp.	1,303,081	1.3
20,790	Korn Ferry	1,524,531	1.5
75,020 (1)	Legalzoom.com, Inc.	668,428	0.7
8,690	McGrath RentCorp	1,007,692	1.0
5,922	Moog, Inc. - Class A	1,071,704	1.0
41,510 (1)	MRC Global, Inc.	569,102	0.6
27,840	Rush Enterprises, Inc. - Class A	1,434,038	1.4
8,059	Ryder System, Inc.	1,281,381	1.3
5,720 (1)	SPX Technologies, Inc.	959,130	0.9
76,740 (1)	Sunrun, Inc.	627,733	0.6
22,510	Worthington Industries, Inc.	1,432,536	1.4
		18,928,981	18.6
	Information Technology: 11.8%
38,998	Clear Secure, Inc. - Class A	1,082,585	1.1
13,685	Crane Holdings Co.	737,622	0.7
14,020	CTS Corp.	597,392	0.6
17,070 (1)	Digi International, Inc.	595,060	0.6
21,150 (1)	Diodes, Inc.	1,118,624	1.1

See Accompanying Notes to Financial Statements

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
45,720 (1)	DoubleVerify Holdings, Inc.	$684,428	0.7
11,070 (1)	ePlus, Inc.	798,147	0.8
78,730 (1)	N-able, Inc.	637,713	0.6
37,140 (1)	NetScout Systems, Inc.	921,443	0.9
17,680	Progress Software Corp.	1,128,691	1.1
23,204 (1)	Sandisk Corp.	1,052,301	1.0
39,920 (1)	TTM Technologies, Inc.	1,629,535	1.6
27,630	Vontier Corp.	1,019,547	1.0
		12,003,088	11.8

	Materials: 6.0%
47,860	Avient Corp.	1,546,357	1.5
13,670	Cabot Corp.	1,025,250	1.0
29,790	Commercial Metals Co.	1,457,029	1.5
22,049 (1)	MP Materials Corp.	733,570	0.7
20,444	Scotts Miracle-Gro Co.	1,348,486	1.3
		6,110,692	6.0

	Real Estate: 8.2%
27,410	American Assets Trust, Inc.	541,347	0.5
36,580	Cousins Properties, Inc.	1,098,497	1.1
119,930 (1)	Cushman & Wakefield PLC	1,327,625	1.3
92,020	Macerich Co.	1,488,884	1.5
88,280	Newmark Group, Inc. - Class A	1,072,602	1.1
76,280	Outfront Media, Inc.	1,244,890	1.2
40,960	PotlatchDeltic Corp.	1,571,635	1.5
		8,345,480	8.2

	Utilities: 3.0%
9,950	National Fuel Gas Co.	842,865	0.8
35,570	Portland General Electric Co.	1,445,209	1.4
21,060	UGI Corp.	767,005	0.8
		3,055,079	3.0
	Total Common Stock
	(Cost $89,781,841)	99,806,161	98.4

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
516,784 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220%
	(Cost $516,784)	$516,784	0.5
	Total Short-Term Investments
	(Cost $516,784)	$516,784	0.5
	Total Investments in Securities
	(Cost $90,298,625)	$100,322,945	98.9
	Assets in Excess of Other Liabilities	1,164,216	1.1
	Net Assets	$101,487,161	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$99,806,161	$—	$—	$99,806,161
Short-Term Investments	516,784	—	—	516,784
Total Investments, at fair value	$100,322,945	$—	$—	$100,322,945

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $90,460,747.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$12,160,536
Gross Unrealized Depreciation	(2,298,338)
Net Unrealized Appreciation	$9,862,198

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 96.7%
	Communication Services: 8.3%
28,024	Alphabet, Inc. - Class A	$4,938,670	2.0
6,428 (1)	Charter Communications, Inc. - Class A	2,627,831	1.1
59,747	Comcast Corp. - Class A	2,132,370	0.9
6,753	Meta Platforms, Inc. - Class A	4,984,322	2.1
45,728	Universal Music Group NV	1,483,446	0.6
20,549	Walt Disney Co.	2,548,281	1.0
127,381 (1)	Warner Bros Discovery, Inc.	1,459,786	0.6
		20,174,706	8.3

	Consumer Discretionary: 6.3%
4,733	Domino's Pizza, Inc.	2,132,690	0.9
40,957	eBay, Inc.	3,049,658	1.3
58,146	Las Vegas Sands Corp.	2,529,933	1.0
28,781	NIKE, Inc. - Class B	2,044,602	0.8
39,540	Restaurant Brands International, Inc.	2,622,837	1.1
32,694	Starbucks Corp.	2,995,751	1.2
		15,375,471	6.3

	Consumer Staples: 10.6%
35,155	Anheuser-Busch InBev SA	2,418,684	1.0
15,705	Clorox Co.	1,885,700	0.8
23,504	Coca-Cola Co.	1,662,908	0.7
98,772	Keurig Dr Pepper, Inc.	3,265,402	1.3
27,609	Kimberly-Clark Corp.	3,559,352	1.5
24,792	Philip Morris International, Inc.	4,515,367	1.9
59,044	Reckitt Benckiser Group PLC	4,022,479	1.6
56,941	Sysco Corp.	4,312,712	1.8
		25,642,604	10.6

	Energy: 6.7%
25,880	Chevron Corp.	3,705,757	1.5
31,248	ConocoPhillips	2,804,195	1.1
24,033	EQT Corp.	1,401,605	0.6
19,607	Exxon Mobil Corp.	2,113,635	0.9
11,751	Hess Corp.	1,627,984	0.7
86,289	Suncor Energy, Inc.	3,231,523	1.3
72,678	Tenaris SA	1,362,330	0.6
		16,247,029	6.7

	Financials: 20.0%
8,692	Allstate Corp.	1,749,786	0.7
40,232	American International Group, Inc.	3,443,457	1.4
171,120	Bank of America Corp.	8,097,398	3.3
4,626	Capital One Financial Corp.	984,228	0.4
47,761	Citigroup, Inc.	4,065,416	1.7
87,931	Citizens Financial Group, Inc.	3,934,912	1.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
80,623	Fifth Third Bancorp	$3,316,024	1.4
1,745	Goldman Sachs Group, Inc.	1,235,024	0.5
245,576	Huntington Bancshares, Inc.	4,115,854	1.7
15,287	M&T Bank Corp.	2,965,525	1.2
29,671	MetLife, Inc.	2,386,142	1.0
49,258	State Street Corp.	5,238,096	2.2
87,949	Wells Fargo & Co.	7,046,474	2.9
		48,578,336	20.0

	Health Care: 15.8%
22,873	AstraZeneca PLC	3,183,207	1.3
32,634	Baxter International, Inc.	988,158	0.4
12,315	Becton Dickinson and Co.	2,121,259	0.9
31,200	Bristol-Myers Squibb Co.	1,444,248	0.6
85,186	CVS Health Corp.	5,876,130	2.4
9,772	Elevance Health, Inc.	3,800,917	1.6
21,091	GE HealthCare Technologies, Inc.	1,562,210	0.6
25,389 (1)	Henry Schein, Inc.	1,854,666	0.8
5,122	Humana, Inc.	1,252,227	0.5
7,603 (1)	ICON PLC	1,105,856	0.4
7,489 (1)	IQVIA Holdings, Inc.	1,180,192	0.5
20,367	Johnson & Johnson	3,111,059	1.3
26,685	Medtronic PLC	2,326,131	1.0
33,853	Merck & Co., Inc.	2,679,804	1.1
1,701	Regeneron Pharmaceuticals, Inc.	893,025	0.4
71,978	Sanofi, ADR	3,477,257	1.4
4,933	UnitedHealth Group, Inc.	1,538,948	0.6
		38,395,294	15.8

	Industrials: 10.9%
7,805	Caterpillar, Inc.	3,029,979	1.2
11,527	Eaton Corp. PLC	4,115,024	1.7
29,576	Emerson Electric Co.	3,943,368	1.6
16,878	FedEx Corp.	3,836,538	1.6
44,951	Johnson Controls International PLC	4,747,724	2.0
39,248	Textron, Inc.	3,151,222	1.3
17,342	Westinghouse Air Brake Technologies Corp.	3,630,548	1.5
		26,454,403	10.9

	Information Technology: 12.0%
97,888	Cisco Systems, Inc.	6,791,469	2.8
53,422	Cognizant Technology Solutions Corp. - Class A	4,168,519	1.7
95,889 (1)	DXC Technology Co.	1,466,143	0.6
5,749 (1)	F5, Inc.	1,692,046	0.7
78,665	Intel Corp.	1,762,096	0.7
14,477	Microsoft Corp.	7,201,004	3.0

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
19,300	NXP Semiconductors NV	$4,216,857	1.7
11,743	Qualcomm, Inc.	1,870,190	0.8
		29,168,324	12.0

	Materials: 2.1%
13,138	CF Industries Holdings, Inc.	1,208,696	0.5
28,367	Corteva, Inc.	2,114,193	0.9
39,780	International Paper Co.	1,862,897	0.7
		5,185,786	2.1

	Real Estate: 0.8%
8,470	SBA Communications Corp.	1,989,095	0.8

	Utilities: 3.2%
52,226	Dominion Energy, Inc.	2,951,814	1.2
12,325	Evergy, Inc.	849,562	0.4
50,534	Sempra Energy	3,828,961	1.6
		7,630,337	3.2
	Total Common Stock
	(Cost $190,923,976)	234,841,385	96.7

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 2.6%
	Mutual Funds: 2.6%
6,380,826 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220%
	(Cost $6,380,826)	$6,380,826	2.6

	Total Short-Term Investments
	(Cost $6,380,826)	6,380,826	2.6
	Total Investments in Securities
	(Cost $197,304,802)	$241,222,211	99.3
	Assets in Excess of Other Liabilities	1,786,110	0.7
	Net Assets	$243,008,321	100.0

ADR             American Depositary Receipt

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$18,691,260	$1,483,446	$—	$20,174,706
Consumer Discretionary	15,375,471	—	—	15,375,471
Consumer Staples	19,201,441	6,441,163	—	25,642,604
Energy	14,884,699	1,362,330	—	16,247,029
Financials	48,578,336	—	—	48,578,336
Health Care	35,212,087	3,183,207	—	38,395,294
Industrials	26,454,403	—	—	26,454,403
Information Technology	29,168,324	—	—	29,168,324
Materials	5,185,786	—	—	5,185,786
Real Estate	1,989,095	—	—	1,989,095
Utilities	7,630,337	—	—	7,630,337
Total Common Stock	222,371,239	12,470,146	—	234,841,385
Short-Term Investments	6,380,826	—	—	6,380,826
Total Investments, at fair value	$228,752,065	$12,470,146	$—	$241,222,211
Other Financial Instruments+
Forward Foreign Currency Contracts	—	5,363	—	5,363
Total Assets	$228,752,065	$12,475,509	$—	$241,227,574
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(181,575)	$—	$(181,575)
Total Liabilities	$—	$(181,575)	$—	$(181,575)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, the following forward foreign currency contracts were outstanding for VY® Invesco Comstock Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	89,089	GBP	65,014	Barclays Bank PLC	07/09/25	$(155)
CAD	154,083	USD	112,522	Deutsche Bank AG	07/09/25	674
GBP	57,153	USD	77,890	Deutsche Bank AG	07/09/25	563
USD	68,519	CAD	93,758	Deutsche Bank AG	07/09/25	(360)
USD	2,967,302	CAD	4,059,445	Deutsche Bank AG	07/09/25	(14,932)
USD	4,300,321	EUR	3,748,510	Deutsche Bank AG	07/09/25	(117,500)
GBP	56,196	USD	77,046	Goldman Sachs International	07/09/25	94
CAD	79,964	USD	58,652	Goldman Sachs International	07/09/25	93
USD	80,769	GBP	59,558	Goldman Sachs International	07/09/25	(986)
EUR	91,686	USD	105,704	Royal Bank of Canada	07/09/25	2,353
USD	295,087	CAD	400,559	Royal Bank of Canada	07/09/25	820
CAD	145,209	USD	105,911	Royal Bank of Canada	07/09/25	766
CAD	426,666	USD	314,037	Royal Bank of Canada	07/09/25	(590)
USD	3,546,868	GBP	2,617,317	Royal Bank of Canada	07/09/25	(45,909)
USD	187,028	CAD	256,140	State Street Bank and Trust Co.	07/09/25	(1,143)
						$(176,212)

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Currency Abbreviations:

CAD	—	Canadian Dollar
EUR	—	EU Euro
GBP	—	British Pound
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$5,363
Total Asset Derivatives		$5,363
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$181,575
Total Liability Derivatives		$181,575

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$(926,607)
Total	$(926,607)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$(335,819)
Total	$(335,819)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2025:

			Goldman		State Street
	Barclays Bank	Deutsche	Sachs	Royal Bank of	Bank and
	PLC	Bank AG	International	Canada	Trust Co.	Total
Assets:
Forward foreign currency contracts	$—	$1,237	$187	$3,939	$—	$5,363
Total Assets	$—	$1,237	$187	$3,939	$—	$5,363
Liabilities:
Forward foreign currency contracts	$155	$132,792	$986	$46,499	$1,143	$181,575
Total Liabilities	$155	$132,792	$986	$46,499	$1,143	$181,575
Net OTC derivative instruments by counterparty, at fair value	$(155)	$(131,555)	$(799)	$(42,560)	$(1,143)	$(176,212)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(155)	$(131,555)	$(799)	$(42,560)	$(1,143)	$(176,212)

See Accompanying Notes to Financial Statements

VY® Invesco Comstock Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $201,050,697.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$52,270,435
Gross Unrealized Depreciation	(12,272,859)
Net Unrealized Appreciation	$39,997,576

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 63.7%
	Communication Services: 3.6%
22,292	Alphabet, Inc. - Class A	$3,928,519	0.9
3,880	Meta Platforms, Inc. - Class A	2,863,789	0.6
13,900	T-Mobile US, Inc.	3,311,814	0.7
50,154	Walt Disney Co.	6,219,598	1.4
		16,323,720	3.6

	Consumer Discretionary: 3.9%
36,404 (1)	Amazon.com, Inc.	7,986,674	1.8
46,053	General Motors Co.	2,266,268	0.5
52,924	NIKE, Inc. - Class B	3,759,721	0.8
41,359	Starbucks Corp.	3,789,725	0.8
		17,802,388	3.9

	Consumer Staples: 4.6%
37,126	Philip Morris International, Inc.	6,761,758	1.5
22,112	Procter & Gamble Co.	3,522,884	0.8
72,426	Sysco Corp.	5,485,545	1.2
66,576 (1)	US Foods Holding Corp.	5,127,018	1.1
		20,897,205	4.6

	Energy: 5.0%
31,485	Chevron Corp.	4,508,337	1.0
48,622	ConocoPhillips	4,363,338	0.9
47,965	EQT Corp.	2,797,319	0.6
41,365	Exxon Mobil Corp.	4,459,147	1.0
115,153	Shell PLC	4,017,625	0.9
69,581	Suncor Energy, Inc.	2,606,445	0.6
		22,752,211	5.0

	Financials: 14.1%
11,869	Allstate Corp.	2,389,348	0.5
44,749	American International Group, Inc.	3,830,067	0.8
218,580	Bank of America Corp.	10,343,206	2.3
64,680	Charles Schwab Corp.	5,901,403	1.3
112,248	Citizens Financial Group, Inc.	5,023,098	1.1
50,998	Fidelity National Information Services, Inc.	4,151,747	0.9
25,414 (1)	Fiserv, Inc.	4,381,628	0.9
5,729	Goldman Sachs Group, Inc.	4,054,700	0.9
30,139	KKR & Co., Inc.	4,009,391	0.9
22,873	PNC Financial Services Group, Inc.	4,263,985	0.9
134,983	Wells Fargo & Co.	10,814,838	2.4
17,953	Willis Towers Watson PLC	5,502,594	1.2
		64,666,005	14.1

	Health Care: 8.5%
66,405	Bristol-Myers Squibb Co.	3,073,887	0.7
57,455 (1)	Centene Corp.	3,118,657	0.7
66,040	CVS Health Corp.	4,555,439	1.0
5,417	Elevance Health, Inc.	2,106,996	0.5

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
23,964	GE HealthCare Technologies, Inc.	$1,775,014	0.4
8,076	Humana, Inc.	1,974,421	0.4
36,641	Johnson & Johnson	5,596,913	1.2
59,007	Medtronic PLC	5,143,640	1.1
28,963	Merck & Co., Inc.	2,292,711	0.5
78,857	Pfizer, Inc.	1,911,494	0.4
41,865	Sanofi	4,053,118	0.9
10,002	UnitedHealth Group, Inc.	3,120,324	0.7
		38,722,614	8.5

	Industrials: 8.8%
34,886	Emerson Electric Co.	4,651,350	1.0
14,943	FedEx Corp.	3,396,693	0.7
18,132	Ferguson Enterprises, Inc.	3,948,243	0.9
65,840	Fortive Corp.	3,432,239	0.8
52,161	Johnson Controls International PLC	5,509,245	1.2
14,170	Norfolk Southern Corp.	3,627,095	0.8
9,070	Parker-Hannifin Corp.	6,335,123	1.4
29,348	Raytheon Technologies Corp.	4,285,395	0.9
29,714	Textron, Inc.	2,385,737	0.5
21,772	Vertiv Holdings Co. - Class A	2,795,743	0.6
		40,366,863	8.8

	Information Technology: 10.5%
61,119	Cisco Systems, Inc.	4,240,436	0.9
37,843	Cognizant Technology Solutions Corp. - Class A	2,952,889	0.7
38,231 (1)	Coherent Corp.	3,410,588	0.8
34,043	Lam Research Corp.	3,313,746	0.7
96,386	Microchip Technology, Inc.	6,782,683	1.5
15,810	Microsoft Corp.	7,864,052	1.7
26,029	NVIDIA Corp.	4,112,322	0.9
14,714	NXP Semiconductors NV	3,214,862	0.7
19,072	Oracle Corp.	4,169,711	0.9
31,789 (1)	Ralliant Corp.	1,541,432	0.3
12,575	Salesforce, Inc.	3,429,077	0.8
9,289 (1)	Zebra Technologies Corp. - Class A	2,864,356	0.6
		47,896,154	10.5

	Materials: 1.6%
43,418	Corteva, Inc.	3,235,943	0.7
30,339	DuPont de Nemours, Inc.	2,080,952	0.4
19,096	PPG Industries, Inc.	2,172,170	0.5
		7,489,065	1.6

	Real Estate: 1.0%
32,847 (1)	CBRE Group, Inc. - Class A	4,602,522	1.0

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: 2.1%
25,937	American Electric Power Co., Inc.	$2,691,223	0.6
54,249	FirstEnergy Corp.	2,184,065	0.5
136,443	PPL Corp.	4,624,053	1.0
		9,499,341	2.1
	Total Common Stock
	(Cost $231,782,651)	291,018,088	63.7

CONVERTIBLE BONDS/NOTES: 9.4%
	Communications: 2.8%
2,567,000 (2)	Airbnb, Inc., 4.890%, 03/15/2026	2,480,997	0.6
1,292,000 (3)	Cable One, Inc., 1.125%, 03/15/2028	988,384	0.2
2,498,000 (2)(3)	Cable One, Inc., 7.650%, 03/15/2026	2,369,603	0.5
1,420,000 (4)	Liberty Broadband Corp., 3.125%, 03/31/2053	1,430,076	0.3
910,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/2027	1,211,665	0.3
738,000 (4)	Match Group Financeco 2, Inc., 0.875%, 06/15/2026	714,753	0.2
730,000 (4)	Match Group Financeco 3, Inc., 2.000%, 01/15/2030	653,350	0.1
1,543,000	Shopify, Inc., 0.125%, 11/01/2025	1,565,373	0.3
1,335,000 (3)	Snap, Inc., 0.500%, 05/01/2030	1,138,755	0.3
		12,552,956	2.8

	Consumer, Non-cyclical: 2.7%
1,544,000	Alnylam Pharmaceuticals, Inc., 1.000%, 09/15/2027	2,009,516	0.4
815,923 (4)	Bridgebio Pharma, Inc., 1.750%, 03/01/2031	953,406	0.2
2,347,000	Global Payments, Inc., 1.500%, 03/01/2031	2,107,606	0.5
1,959,000	Haemonetics Corp., 2.500%, 06/01/2029	1,953,626	0.4
2,017,000 (3)	Integra LifeSciences Holdings Corp., 0.500%, 08/15/2025	1,999,351	0.4
1,730,000	Jazz Investments I Ltd., 2.000%, 06/15/2026	1,752,923	0.4
809,000 (4)	Jazz Investments I Ltd., 3.125%, 09/15/2030	861,585	0.2
611,000 (4)	Merit Medical Systems, Inc., 3.000%, 02/01/2029	765,138	0.2
		12,403,151	2.7

			Percentage
			of Net
Shares		Value	Assets
CONVERTIBLE BONDS/NOTES: (continued)
	Energy: 0.2%
933,000	Northern Oil and Gas, Inc., 3.625%, 04/15/2029	$976,151	0.2

	Financial: 0.3%
1,476,000 (4)	Federal Realty OP L.P., 3.250%, 01/15/2029	1,470,096	0.3

	Industrials: 0.3%
1,479,000	John Bean Technologies Corp., 0.250%, 05/15/2026	1,474,711	0.3

	Technology: 2.1%
1,294,000 (2)(4)	BILL Holdings, Inc., 3.570%, 04/01/2030	1,095,048	0.2
950,000 (4)	Box, Inc., 1.500%, 09/15/2029	980,875	0.2
2,435,000 (2)(3)	Dropbox, Inc., 0.980%, 03/01/2026	2,419,172	0.5
2,788,000	Microchip Technology, Inc., 0.750%, 06/01/2030	2,751,756	0.6
2,556,000	MKS, Inc., 1.250%, 06/01/2030	2,531,718	0.6
		9,778,569	2.1

	Utilities: 1.0%
1,923,000 (4)	FirstEnergy Corp., 3.875%, 01/15/2031	1,949,922	0.4
2,334,000	PPL Capital Funding, Inc., 2.875%, 03/15/2028	2,526,678	0.6
		4,476,600	1.0
	Total Convertible Bonds/Notes
	(Cost $42,313,949)	43,132,234	9.4

CORPORATE BONDS/NOTES: 13.9%
	Basic Materials: 0.3%
494,000	Air Products and Chemicals, Inc., 4.300%, 06/11/2028	496,644	0.1
130,000	DuPont de Nemours, Inc., 4.493%, 11/15/2025	129,818	0.1
95,000	International Paper Co., 6.000%, 11/15/2041	96,513	0.0
215,000 (4)	LYB Finance Co. BV, 8.100%, 03/15/2027	227,051	0.1
73,000	Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	79,146	0.0
66,000	Rio Tinto Finance USA PLC, 5.750%, 03/14/2055	66,148	0.0

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
103,000	Sherwin-Williams Co., 4.500%, 06/01/2047	$86,271	0.0
		1,181,591	0.3

	Communications: 1.3%
69,000	Alphabet, Inc., 5.250%, 05/15/2055	68,006	0.0
147,000	Amazon.com, Inc., 2.875%, 05/12/2041	109,776	0.0
455,000	America Movil SAB de CV, 4.375%, 07/16/2042	385,753	0.1
163,000	AT&T, Inc., 3.550%, 09/15/2055	110,072	0.0
260,000	AT&T, Inc., 4.300%, 02/15/2030	259,239	0.1
209,000	AT&T, Inc., 6.050%, 08/15/2056	213,438	0.1
63,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	62,996	0.0
245,000	Cisco Systems, Inc., 4.550%, 02/24/2028	248,308	0.1
149,000	Cisco Systems, Inc., 5.300%, 02/26/2054	144,619	0.0
83,000	Comcast Corp., 2.887%, 11/01/2051	50,558	0.0
138,000	Comcast Corp., 2.937%, 11/01/2056	81,099	0.0
546,000	Comcast Corp., 3.150%, 03/01/2026	541,740	0.1
444,000	Comcast Corp., 3.900%, 03/01/2038	386,423	0.1
514,000	Comcast Corp., 4.150%, 10/15/2028	513,138	0.1
92,000 (4)	Cox Communications, Inc., 2.950%, 10/01/2050	52,436	0.0
182,000	Discovery Communications LLC, 4.900%, 03/11/2026	181,819	0.0
273,000	Omnicom Group, Inc. / Omnicom Capital, Inc., 3.600%, 04/15/2026	270,999	0.1
444,000	Rogers Communications, Inc., 4.300%, 02/15/2048	356,340	0.1
202,000	Rogers Communications, Inc., 4.500%, 03/15/2043	171,187	0.0
419,000	Telefonica Emisiones SA, 5.213%, 03/08/2047	370,996	0.1
500,000	T-Mobile USA, Inc., 2.700%, 03/15/2032	440,831	0.1

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
348,000	T-Mobile USA, Inc., 3.400%, 10/15/2052	$232,677	0.1
160,000	T-Mobile USA, Inc., 5.875%, 11/15/2055	160,047	0.0
138,000	T-Mobile USA, Inc., 6.000%, 06/15/2054	140,584	0.0
182,000	TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	180,631	0.0
263,000	Verizon Communications, Inc., 3.400%, 03/22/2041	202,977	0.1
		5,936,689	1.3

	Consumer, Cyclical: 1.0%
169,507	American Airlines Pass Through Trust 2014-1, A, 3.700%, 04/01/2028	166,573	0.0
89,000 (4)	AS Mileage Plan IP Ltd., 5.021%, 10/20/2029	88,124	0.0
102,000 (4)	AS Mileage Plan IP Ltd., 5.308%, 10/20/2031	100,412	0.0
210,000	Delta Air Lines, Inc., 4.950%, 07/10/2028	211,336	0.1
275,000	General Motors Co., 6.600%, 04/01/2036	291,458	0.1
348,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	348,667	0.1
266,000	Honda Motor Co. Ltd., 2.967%, 03/10/2032	238,857	0.1
231,000	Lowe's Cos., Inc., 4.250%, 04/01/2052	180,985	0.0
940,000	Ross Stores, Inc., 0.875%, 04/15/2026	913,542	0.2
361,000	Starbucks Corp., 3.550%, 08/15/2029	351,347	0.1
725,000	Toyota Motor Credit Corp., 4.550%, 08/07/2026	727,708	0.2
203,971	United Airlines Pass Through Trust 2014-2, A, 3.750%, 03/03/2028	200,661	0.0
199,325	United Airlines Pass Through Trust 2018-1, AA, 3.500%, 09/01/2031	188,148	0.0
338,000	Warnermedia Holdings, Inc., 5.050%, 03/15/2042	200,907	0.0
482,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	338,605	0.1
		4,547,330	1.0

	Consumer, Non-cyclical: 1.8%
98,000	AbbVie, Inc., 4.050%, 11/21/2039	85,943	0.0

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
150,000	AbbVie, Inc., 4.500%, 05/14/2035	$144,990	0.0
90,000	AbbVie, Inc., 4.850%, 06/15/2044	82,930	0.0
621,000	Altria Group, Inc., 5.800%, 02/14/2039	629,595	0.1
719,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	701,879	0.2
400,000	BAT International Finance PLC, 1.668%, 03/25/2026	391,771	0.1
243,000 (4)	Bayer US Finance II LLC, 4.375%, 12/15/2028	240,797	0.1
74,000 (4)	Bayer US Finance LLC, 6.875%, 11/21/2053	78,640	0.0
106,000	Becton Dickinson & Co., 4.875%, 05/15/2044	93,469	0.0
319,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	284,054	0.1
255,000 (3)	Bristol-Myers Squibb Co., 6.250%, 11/15/2053	273,469	0.1
340,000	Constellation Brands, Inc., 4.400%, 11/15/2025	339,599	0.1
103,729	CVS Pass-Through Trust, 6.036%, 12/10/2028	105,214	0.0
936,000	Gilead Sciences, Inc., 3.650%, 03/01/2026	931,497	0.2
39,000	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	43,337	0.0
50,000	Haleon US Capital LLC, 4.000%, 03/24/2052	38,688	0.0
601,000 (4)	Heineken NV, 3.500%, 01/29/2028	591,984	0.1
117,000	Ingredion, Inc., 6.625%, 04/15/2037	129,230	0.0
302,000	Kenvue, Inc., 5.050%, 03/22/2053	281,157	0.1
125,000	Laboratory Corp. of America Holdings, 1.550%, 06/01/2026	121,767	0.0
192,000 (4)	Mars, Inc., 4.450%, 03/01/2027	192,748	0.0
193,000 (4)	Mars, Inc., 5.200%, 03/01/2035	195,409	0.1
104,000 (4)	Mars, Inc., 5.650%, 05/01/2045	104,312	0.0
71,000 (4)	Mars, Inc., 5.700%, 05/01/2055	70,877	0.0

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
45,000	Mead Johnson Nutrition Co., 4.125%, 11/15/2025	$44,970	0.0
201,000	Medtronic, Inc., 4.375%, 03/15/2035	194,516	0.0
250,000	Molson Coors Beverage Co., 4.200%, 07/15/2046	199,624	0.1
305,000	Pfizer Investment Enterprises Pte Ltd., 4.450%, 05/19/2026	305,397	0.1
98,000	Philip Morris International, Inc., 4.875%, 11/15/2043	89,928	0.0
412,000	Sysco Corp., 3.750%, 10/01/2025	411,146	0.1
76,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	61,370	0.0
39,000	Zoetis, Inc., 4.700%, 02/01/2043	35,656	0.0
863,000	Zoetis, Inc., 5.400%, 11/14/2025	864,897	0.2
		8,360,860	1.8

	Energy: 1.1%
452,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	284,011	0.1
298,000 (4)	Cameron LNG LLC, 3.701%, 01/15/2039	254,991	0.1
477,000	Chevron Corp., 2.954%, 05/16/2026	471,676	0.1
191,000	ConocoPhillips Co., 4.150%, 11/15/2034	177,963	0.0
212,000	Diamondback Energy, Inc., 5.750%, 04/18/2054	196,991	0.0
278,000	Energy Transfer L.P., 4.900%, 03/15/2035	266,051	0.1
353,000	Energy Transfer L.P., 5.000%, 05/15/2050	295,343	0.1
68,000	Energy Transfer L.P., 5.200%, 04/01/2030	69,543	0.0
100,000	Energy Transfer L.P., 5.300%, 04/01/2044	89,668	0.0
206,000	Energy Transfer L.P., 6.400%, 12/01/2030	222,088	0.0
406,000	Enterprise Products Operating LLC, 4.250%, 02/15/2048	329,317	0.1
160,000	Enterprise Products Operating LLC, 4.600%, 01/15/2031	161,266	0.0
81,000	EOG Resources, Inc., 4.400%, 07/15/2028	81,484	0.0
550,000	Exxon Mobil Corp., 3.043%, 03/01/2026	545,883	0.1
43,000	Kinder Morgan, Inc., 5.150%, 06/01/2030	43,922	0.0

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
341,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	$340,683	0.1
325,000	MPLX L.P., 1.750%, 03/01/2026	318,776	0.1
174,000	MPLX L.P., 4.500%, 04/15/2038	154,027	0.0
418,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	343,777	0.1
105,000	Texas Eastern Transmission L.P., 7.000%, 07/15/2032	116,272	0.0
247,000	Valero Energy Corp., 4.000%, 06/01/2052	175,402	0.0
243,000	Williams Cos., Inc., 5.400%, 03/02/2026	244,420	0.1
		5,183,554	1.1

	Financial: 0.8%
193,000 (3)(5)	American Express Co., 4.731%, 04/25/2029	195,233	0.1
124,000 (4)	Aviation Capital Group LLC, 4.750%, 04/14/2027	124,173	0.0
229,000 (5)	Bank of New York Mellon Corp., 5.316%, 06/06/2036	233,857	0.1
429,000	Brixmor Operating Partnership L.P., 5.500%, 02/15/2034	434,815	0.1
139,000 (3)(5)	Capital One Financial Corp., 6.183%, 01/30/2036	141,572	0.0
297,000 (5)	Citigroup, Inc., 4.952%, 05/07/2031	300,466	0.1
129,000 (5)	Citizens Financial Group, Inc., 6.645%, 04/25/2035	139,119	0.0
530,000 (4)	GA Global Funding Trust, 5.500%, 01/08/2029	543,442	0.1
103,000 (4)	Global Atlantic Fin Co., 6.750%, 03/15/2054	105,636	0.0
225,000 (5)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	222,374	0.1
570,000 (4)	Metropolitan Life Insurance Co., 7.800%, 11/01/2025	575,366	0.1
190,000 (5)	Morgan Stanley, 4.994%, 04/12/2029	192,790	0.0
55,000 (3)(4)	Sixth Street Lending Partners, 6.125%, 07/15/2030	56,033	0.0
381,000	State Street Bank & Trust Co., 4.594%, 11/25/2026	383,900	0.1
		3,648,776	0.8

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financials: 3.6%
191,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	$152,846	0.0
200,000	Allstate Corp., 3.280%, 12/15/2026	197,327	0.0
192,000	American Equity Investment Life Holding Co., 5.000%, 06/15/2027	192,853	0.0
405,000	American Tower Corp., 1.600%, 04/15/2026	396,099	0.1
534,000 (4)	Aviation Capital Group LLC, 4.875%, 10/01/2025	533,766	0.1
407,000 (5)	Bank of America Corp., 2.572%, 10/20/2032	358,820	0.1
351,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	344,380	0.1
625,000	BlackRock, Inc., 4.750%, 05/25/2033	632,033	0.1
408,000	Brighthouse Financial, Inc., 3.850%, 12/22/2051	263,110	0.1
307,000 (5)	Citigroup, Inc., 3.668%, 07/24/2028	302,263	0.1
254,000	Citigroup, Inc., 4.750%, 05/18/2046	216,995	0.1
127,000	Citigroup, Inc., 5.300%, 05/06/2044	118,682	0.0
202,000	Citigroup, Inc., 6.675%, 09/13/2043	220,543	0.1
657,000	Crown Castle, Inc., 2.500%, 07/15/2031	573,657	0.1
29,000	Crown Castle, Inc., 4.750%, 05/15/2047	24,850	0.0
494,000	CubeSmart L.P., 2.500%, 02/15/2032	425,672	0.1
2,088,000 (4)	Delaware Life Global Funding 21-1, 2.662%, 06/29/2026	2,041,049	0.5
1,109,000	EPR Properties, 4.750%, 12/15/2026	1,107,791	0.2
286,000	Extra Space Storage L.P., 3.500%, 07/01/2026	283,178	0.1
169,000	Extra Space Storage L.P., 5.700%, 04/01/2028	174,605	0.0
150,000 (5)	Goldman Sachs Group, Inc., 2.908%, 07/21/2042	107,483	0.0
400,000	Goldman Sachs Group, Inc., 4.250%, 10/21/2025	399,538	0.1
268,000	JPMorgan Chase & Co., 3.200%, 06/15/2026	265,486	0.1

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financials: (continued)
619,000 (5)	JPMorgan Chase & Co., 3.509%, 01/23/2029	$606,428	0.1
150,000 (5)	JPMorgan Chase & Co., 3.897%, 01/23/2049	118,559	0.0
329,000 (5)	JPMorgan Chase & Co., 4.260%, 02/22/2048	277,422	0.1
590,000	Kimco Realty OP LLC, 3.200%, 04/01/2032	538,311	0.1
216,000 (4)	KKR Group Finance Co. III LLC, 5.125%, 06/01/2044	197,064	0.0
516,000 (4)	KKR Group Finance Co. XII LLC, 4.850%, 05/17/2032	513,769	0.1
463,000 (4)	Liberty Mutual Group, Inc., 3.950%, 05/15/2060	311,845	0.1
139,000	Markel Group, Inc., 5.000%, 03/30/2043	124,801	0.0
256,000	Markel Group, Inc., 5.000%, 05/20/2049	225,153	0.1
507,000	Morgan Stanley, GMTN, 4.000%, 07/23/2025	506,530	0.1
78,000	Nasdaq, Inc., 5.950%, 08/15/2053	79,640	0.0
108,000 (4)	Nationwide Financial Services, Inc., 5.300%, 11/18/2044	99,998	0.0
569,000 (4)	Pacific Life Global Funding II, 5.500%, 08/28/2026	577,590	0.1
288,000	PartnerRe Finance B LLC, 3.700%, 07/02/2029	279,246	0.1
368,000	PNC Financial Services Group, Inc., 3.450%, 04/23/2029	357,895	0.1
194,000 (5)	PNC Financial Services Group, Inc., 6.875%, 10/20/2034	216,949	0.1
98,000	Regency Centers L.P., 2.950%, 09/15/2029	92,794	0.0
146,000	Regency Centers L.P., 4.650%, 03/15/2049	126,836	0.0
327,000	Synchrony Financial, 3.950%, 12/01/2027	321,713	0.1
217,000	Travelers Cos., Inc., 4.600%, 08/01/2043	193,562	0.0
285,000 (4)	UBS Group AG, 4.125%, 04/15/2026	284,235	0.1
200,000	US Bancorp, MTN, 3.100%, 04/27/2026	198,019	0.0
471,000	Wells Fargo & Co., MTN, 3.550%, 09/29/2025	469,700	0.1

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financials: (continued)
229,000	Wells Fargo & Co., MTN, 4.100%, 06/03/2026	$228,126	0.1
146,000	Wells Fargo & Co., MTN, 4.650%, 11/04/2044	125,079	0.0
		16,404,290	3.6

	Industrial: 0.2%
65,000 (3)(4)	BAE Systems PLC, 5.500%, 03/26/2054	64,229	0.0
152,000 (3)	Burlington Northern Santa Fe LLC, 5.800%, 03/15/2056	156,558	0.0
238,000	Lockheed Martin Corp., 5.200%, 02/15/2064	220,022	0.1
151,000 (4)	Molex Electronic Technologies LLC, 4.750%, 04/30/2028	151,976	0.0
325,000	Westinghouse Air Brake Technologies Corp., 5.500%, 05/29/2035	329,858	0.1
		922,643	0.2

	Industrials: 0.8%
473,000	Avnet, Inc., 4.625%, 04/15/2026	472,417	0.1
398,000	Boeing Co., 5.805%, 05/01/2050	382,050	0.1
186,000	Canadian Pacific Railway Co., 3.000%, 12/02/2041	135,367	0.0
180,000	Honeywell International, Inc., 4.500%, 01/15/2034	176,409	0.0
631,000	Lockheed Martin Corp., 3.550%, 01/15/2026	629,037	0.1
244,000	Lockheed Martin Corp., 4.150%, 06/15/2053	193,817	0.1
224,000	Norfolk Southern Corp., 3.400%, 11/01/2049	157,844	0.0
217,000 (3)	Norfolk Southern Corp., 5.350%, 08/01/2054	207,448	0.1
168,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	154,925	0.0
128,000	Rockwell Automation, Inc., 1.750%, 08/15/2031	110,062	0.0
266,000	RTX Corp., 6.400%, 03/15/2054	291,820	0.1
473,000	Union Pacific Corp., 3.200%, 05/20/2041	361,694	0.1
183,000	Union Pacific Corp., 3.839%, 03/20/2060	131,883	0.0
356,000	Union Pacific Corp., 4.150%, 01/15/2045	288,127	0.1

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrials: (continued)
161,000	United Parcel Service, Inc., 3.400%, 11/15/2046	$116,740	0.0
		3,809,640	0.8

	Technology: 2.2%
212,000	Apple, Inc., 3.350%, 02/09/2027	209,910	0.1
300,000	Apple, Inc., 4.200%, 05/12/2030	301,425	0.1
227,000 (4)	Broadcom, Inc., 3.469%, 04/15/2034	202,862	0.0
1,300,000 (3)	CSG Systems International, Inc., 3.875%, 09/15/2028	1,470,950	0.3
320,000	Dell International LLC / EMC Corp., 5.300%, 04/01/2032	327,192	0.1
368,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	371,541	0.1
2,000	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	2,553	0.0
465,000 (3)	Electronic Arts, Inc., 4.800%, 03/01/2026	465,352	0.1
923,000	Envestnet, Inc., 2.625%, 12/01/2027	988,995	0.2
470,000	Fidelity National Information Services, Inc., 1.150%, 03/01/2026	459,891	0.1
298,000 (4)	Foundry JV Holdco LLC, 6.200%, 01/25/2037	310,563	0.1
285,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	285,014	0.1
640,000	International Business Machines Corp., 3.300%, 05/15/2026	634,159	0.1
562,000	Marvell Technology, Inc., 2.450%, 04/15/2028	534,180	0.1
83,000	Micron Technology, Inc., 3.366%, 11/01/2041	60,963	0.0
98,000	Micron Technology, Inc., 4.663%, 02/15/2030	97,818	0.0
46,000	Micron Technology, Inc., 5.650%, 11/01/2032	47,831	0.0
310,000	Microsoft Corp.,
	3.125%, 11/03/2025	308,681	0.1
316,000 (3)	Microsoft Corp.,
	3.500%, 02/12/2035	295,415	0.1
795,000	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	798,399	0.2

			Percentage
			of Net
Shares		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
480,000	Oracle Corp., 3.600%, 04/01/2040	$384,453	0.1
133,000	Oracle Corp., 6.000%, 08/03/2055	132,887	0.0
126,000	Paychex, Inc., 5.350%, 04/15/2032	129,439	0.0
488,000	Salesforce, Inc., 2.700%, 07/15/2041	351,282	0.1
200,000	Synopsys, Inc., 4.550%, 04/01/2027	201,088	0.0
161,000	Synopsys, Inc., 5.700%, 04/01/2055	160,189	0.0
166,000	Take-Two Interactive Software, Inc., 3.700%, 04/14/2027	164,432	0.0
245,000	Workday, Inc., 3.500%, 04/01/2027	241,944	0.1
		9,939,408	2.2

	Utilities: 0.8%
128,000	Constellation Energy Generation LLC, 6.500%, 10/01/2053	137,540	0.0
620,000 (4)	Electricite de France SA, 4.875%, 01/22/2044	533,357	0.1
168,000	Georgia Power Co. B, 3.700%, 01/30/2050	125,479	0.0
482,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	430,440	0.1
343,000	NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	338,389	0.1
678,000	NextEra Energy Capital Holdings, Inc., 5.749%, 09/01/2025	679,023	0.1
371,000	NiSource, Inc., 4.375%, 05/15/2047	305,389	0.1
94,000	NiSource, Inc., 5.850%, 04/01/2055	93,112	0.0
295,000	Oglethorpe Power Corp., 4.550%, 06/01/2044	244,211	0.1
325,000	Sempra, 3.800%, 02/01/2038	269,208	0.1
440,000	Southern Co. Gas Capital Corp., 3.875%, 11/15/2025	438,273	0.1
134,000	Xcel Energy, Inc., 3.500%, 12/01/2049	91,907	0.0
		3,686,328	0.8

	Total Corporate Bonds/ Notes
	(Cost $67,171,700)	63,621,109	13.9

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
EQUITY-LINKED NOTES: 2.2%
	Financial: 0.6%
2,610,000 (2)(6)	GS Finance Corp. (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 4 Common Stocks), (0.470)%, 03/03/2032	$2,692,737	0.6
	Financials: 1.6%
2,657,000 (6)	GS Finance Corp. (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 3 Common Stocks), 0.500%, 04/11/2028	3,877,892	0.9
2,757,000 (2)(6)	GS Finance Corp. (Guarantor: The Goldman Sachs Group, Inc.) Exchangeable Basket (Basket of 5 Common Stocks), (4.280)%, 07/30/2029	3,295,442	0.7
		7,173,334	1.6
	Total Equity-Linked Notes
	(Cost $8,060,913)	9,866,071	2.2

MUNICIPAL BONDS: 0.1%
	Georgia: 0.1%
301,000	Municipal Electric Authority of Georgia, 6.655%, 04/01/2057	321,580	0.1
	Total Municipal Bonds
	(Cost $301,000)	321,580	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.2%
	Federal National Mortgage Association: 0.2%(7)
915,000 (7)	6.625%, 11/15/2030	1,035,724	0.2

	Total U.S. Government Agency Obligations
	(Cost $971,822)	1,035,724	0.2

U.S. TREASURY OBLIGATIONS: 7.9%
	United States Treasury Bonds: 0.5%
207,200	4.500%, 02/15/2036	212,663	0.0
529,100	4.625%, 02/15/2055	515,211	0.1
1,630,000	5.000%, 05/15/2045	1,674,698	0.4
		2,402,572	0.5

	United States Treasury Notes: 7.4%
6,752,000	3.750%, 06/30/2027	6,756,484	1.5
11,294,800	3.875%, 06/15/2028	11,355,245	2.5
11,024,000	3.875%, 06/30/2030	11,066,632	2.4

			Percentage
			of Net
Shares		Value	Assets
U.S. TREASURY OBLIGATIONS: (continued)
	United States Treasury Notes: (continued)
3,526,500	4.000%, 06/30/2032	$3,529,530	0.8
812,000	4.250%, 05/15/2035	813,332	0.2
		33,521,223	7.4
	Total U.S. Treasury Obligations
	(Cost $35,786,045)	35,923,795	7.9
	Total Long-Term Investments
	(Cost $386,388,080)	444,918,601	97.4

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 2.7%
	U.S. Treasury Obligations: 0.0%
22,000 (2)(8)	United States Treasury Bill, 4.010%, 05/14/2026 (Cost $21,231)	21,258	0.0

	Repurchase Agreements: 0.6%
1,000,000 (9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,000,120, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 06/01/30-02/01/57)	1,000,000	0.2
1,000,000 (9)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $1,000,123, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,016,993, due 07/15/26-02/15/54)	1,000,000	0.2

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2025 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
907,164 (9)	TD Securities (USA) LLC, Repurchase Agreement dated 06/30/2025, 4.400%, due 07/01/2025 (Repurchase Amount $907,273, collateralized by various U.S. Government Securities, 4.750%, Market Value plus accrued interest $925,308, due 05/15/55)	$907,164	0.2
	Total Repurchase Agreements (Cost $2,907,164)	2,907,164	0.6

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 2.1%
9,483,697 (10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220% (Cost $9,483,697)	$9,483,697	2.1
	Total Short-Term Investments (Cost $12,412,092)	12,412,119	2.7
	Total Investments in Securities (Cost $398,800,172)	$457,330,720	100.1
	Liabilities in Excess of Other Assets	(650,093)	(0.1)
	Net Assets	$456,680,627	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2025.
(3)	Security, or a portion of the security, is on loan.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$16,323,720	$—	$—	$16,323,720
Consumer Discretionary	17,802,388	—	—	17,802,388
Consumer Staples	20,897,205	—	—	20,897,205
Energy	18,734,586	4,017,625	—	22,752,211
Financials	64,666,005	—	—	64,666,005
Health Care	34,669,496	4,053,118	—	38,722,614
Industrials	40,366,863	—	—	40,366,863
Information Technology	47,896,154	—	—	47,896,154
Materials	7,489,065	—	—	7,489,065
Real Estate	4,602,522	—	—	4,602,522
Utilities	9,499,341	—	—	9,499,341
Total Common Stock	282,947,345	8,070,743	—	291,018,088
Convertible Bonds/Notes	—	43,132,234	—	43,132,234
Corporate Bonds/Notes	—	63,621,109	—	63,621,109
Equity-Linked Notes	—	—	9,866,071	9,866,071
Municipal Bonds	—	321,580	—	321,580
U.S. Government Agency Obligations	—	1,035,724	—	1,035,724
U.S. Treasury Obligations	—	35,923,795	—	35,923,795
Short-Term Investments	9,483,697	2,928,422	—	12,412,119
Total Investments, at fair value	$292,431,042	$155,033,607	$9,866,071	$457,330,720
Other Financial Instruments+
Forward Foreign Currency Contracts	—	12,644	—	12,644
Futures	16,201	—	—	16,201
Total Assets	$292,447,243	$155,046,251	$9,866,071	$457,359,565
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(145,813)	$—	$(145,813)
Total Liabilities	$—	$(145,813)	$—	$(145,813)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2025, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and Income Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
EUR	139,724	USD	160,267	State Street Bank and Trust Co.	07/09/25	$4,405
EUR	50,552	USD	57,633	State Street Bank and Trust Co.	07/09/25	1,945
EUR	58,402	USD	67,085	State Street Bank and Trust Co.	07/09/25	1,745
EUR	54,320	USD	62,661	State Street Bank and Trust Co.	07/09/25	1,358
EUR	53,377	USD	61,902	State Street Bank and Trust Co.	07/09/25	1,006
CAD	112,199	USD	81,818	State Street Bank and Trust Co.	07/09/25	608
GBP	98,025	USD	133,989	State Street Bank and Trust Co.	07/09/25	569
USD	99,344	CAD	134,638	State Street Bank and Trust Co.	07/09/25	433

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2025 (Unaudited) (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
CAD	50,099	USD	36,527	State Street Bank and Trust Co.	07/09/25	$278
CAD	41,749	USD	30,481	State Street Bank and Trust Co.	07/09/25	189
USD	62,982	CAD	85,585	State Street Bank and Trust Co.	07/09/25	108
USD	47,401	CAD	64,711	State Street Bank and Trust Co.	07/09/25	(138)
USD	44,977	CAD	61,580	State Street Bank and Trust Co.	07/09/25	(262)
USD	41,662	GBP	30,659	State Street Bank and Trust Co.	07/09/25	(424)
USD	81,954	GBP	60,456	State Street Bank and Trust Co.	07/09/25	(1,034)
USD	43,549	EUR	37,993	State Street Bank and Trust Co.	07/09/25	(1,228)
USD	46,376	EUR	40,503	State Street Bank and Trust Co.	07/09/25	(1,359)
USD	99,989	GBP	73,842	State Street Bank and Trust Co.	07/09/25	(1,373)
USD	77,865	GBP	57,865	State Street Bank and Trust Co.	07/09/25	(1,566)
USD	2,855,037	GBP	2,107,299	State Street Bank and Trust Co.	07/09/25	(37,641)
USD	1,870,454	CAD	2,558,667	The Bank of New York Mellon	07/09/25	(9,247)
USD	3,311,819	EUR	2,887,743	The Bank of New York Mellon	07/09/25	(91,541)
						$(133,169)

At June 30, 2025, the following futures contracts were outstanding for VY® Invesco Equity and Income Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
U.S. Treasury 5-Year Note	12	09/30/25	$1,308,000	$16,201
			$1,308,000	$16,201

Currency Abbreviations:

CAD	—	Canadian Dollar
EUR	—	EU Euro
GBP	—	British Pound
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$12,644
Interest rate contracts	Variation margin receivable on futures contracts*	16,201
Total Asset Derivatives		$28,845

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$145,813
Total Liability Derivatives		$145,813

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2025 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Foreign exchange contracts	$(508,288)	$—	$(508,288)
Interest rate contracts	—	(9,924)	(9,924)
Total	$(508,288)	$(9,924)	$(518,212)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Foreign exchange contracts	$(278,693)	$—	$(278,693)
Interest rate contracts	—	16,201	16,201
Total	$(278,693)	$16,201	$(262,492)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2025:

	State Street	The Bank
	Bank and	of New York
	Trust Co.	Mellon	Total
Assets:
Forward foreign currency contracts	$12,644	$—	$12,644
Total Assets	$12,644	$—	$12,644
Liabilities:
Forward foreign currency contracts	$45,025	$100,788	$145,813
Total Liabilities	$45,025	$100,788	$145,813
Net OTC derivative instruments by counterparty, at fair value	$(32,381)	$(100,788)	$(133,169)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(32,381)	$(100,788)	$(133,169)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended June 30, 2025:

Equity-Linked
Notes*
Beginning balance at December 31, 2024	$11,152,455
Purchases	2,610,000
Sales	(4,478,066)
Accrued discounts/(premiums)	(6,593)
Total realized gain (loss)	1,717,066
Net change in unrealized appreciation (depreciation)**	(1,128,791)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance at June 30, 2025	$9,866,071
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of June 30, 2025**	$(1,128,791)

See Accompanying Notes to Financial Statements

VY® Invesco	PORTFOLIO OF INVESTMENTS
Equity and Income Portfolio	as of June 30, 2025 (Unaudited) (continued)

*	Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
**	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2025 may be due to securities no longer held or categorized as Level 3 at period end.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $ 402,169,715

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$71,351,045
Gross Unrealized Depreciation	(16,235,471)
Net Unrealized Appreciation	$55,115,574

See Accompanying Notes to Financial Statements

VY® JPMorgan	PORTFOLIO OF INVESTMENTS
Mid Cap Value Portfolio	As of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.2%
	Communication Services: 2.1%
53,166 (1)	IAC, Inc.	$1,985,218	0.8
20,457	Omnicom Group, Inc.	1,471,677	0.6
63,557	Warner Music Group Corp. - Class A	1,731,293	0.7
		5,188,188	2.1

	Consumer Discretionary: 8.3%
704 (1)	AutoZone, Inc.	2,613,410	1.1
59,036	Bath & Body Works, Inc.	1,768,719	0.7
27,325	Best Buy Co., Inc.	1,834,327	0.8
10,520	Darden Restaurants, Inc.	2,293,044	0.9
11,038	Expedia Group, Inc.	1,861,890	0.8
22,925	Genuine Parts Co.	2,781,032	1.1
21,117 (1)	Mohawk Industries, Inc.	2,213,906	0.9
9,882	Ralph Lauren Corp.	2,710,435	1.1
16,788	Ross Stores, Inc.	2,141,813	0.9
		20,218,576	8.3

	Consumer Staples: 5.6%
8,136	Constellation Brands, Inc. - Class A	1,323,564	0.5
45,205	General Mills, Inc.	2,342,071	1.0
9,079	Hershey Co.	1,506,660	0.6
77,528	Keurig Dr Pepper, Inc.	2,563,076	1.1
36,612	Kroger Co.	2,626,179	1.1
20,200 (1)	Post Holdings, Inc.	2,202,406	0.9
13,094 (1)	US Foods Holding Corp.	1,008,369	0.4
		13,572,325	5.6

	Energy: 6.2%
59,842	Baker Hughes Co.	2,294,342	0.9
8,845	Cheniere Energy, Inc.	2,153,934	0.9
107,638	Coterra Energy, Inc.	2,731,853	1.1
22,425	Diamondback Energy, Inc.	3,081,195	1.3
14,506	Marathon Petroleum Corp.	2,409,592	1.0
38,652	Williams Cos., Inc.	2,427,732	1.0
		15,098,648	6.2

	Financials: 20.9%
7,652	Ameriprise Financial, Inc.	4,084,102	1.7
43,187	Arch Capital Group Ltd.	3,932,176	1.6
74,573	Blue Owl Capital, Inc.	1,432,547	0.6
43,955	Columbia Banking System, Inc.	1,027,668	0.4
59,764	Fidelity National Information Services, Inc.	4,865,387	2.0
68,463	Fifth Third Bancorp	2,815,883	1.2
1,623	First Citizens BancShares, Inc. - Class A	3,175,351	1.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
31,711	Hartford Financial Services Group, Inc.	$4,023,175	1.7
51,109	Loews Corp.	4,684,651	1.9
14,908	M&T Bank Corp.	2,892,003	1.2
134,469	MGIC Investment Corp.	3,743,617	1.5
7,860	Northern Trust Corp.	996,569	0.4
25,569	Raymond James Financial, Inc.	3,921,518	1.6
74,516	Regions Financial Corp.	1,752,616	0.7
38,824	State Street Corp.	4,128,544	1.7
47,761	W.R. Berkley Corp.	3,509,001	1.4
		50,984,808	20.9

	Health Care: 8.7%
10,815	AmerisourceBergen Corp.	3,242,878	1.3
34,280	GE HealthCare Technologies, Inc.	2,539,120	1.0
39,405 (1)	Globus Medical, Inc. - Class A	2,325,683	1.0
42,847 (1)	Henry Schein, Inc.	3,129,973	1.3
6,234	Humana, Inc.	1,524,088	0.6
16,511 (1)	IQVIA Holdings, Inc.	2,601,969	1.1
17,894 (1)	Jazz Pharmaceuticals PLC	1,898,911	0.8
21,634	Quest Diagnostics, Inc.	3,886,115	1.6
		21,148,737	8.7

	Industrials: 15.8%
9,057	Acuity Brands, Inc.	2,702,065	1.1
19,813	AMETEK, Inc.	3,585,360	1.5
7,303	Carlisle Cos., Inc.	2,726,940	1.1
19,320	Dover Corp.	3,540,004	1.5
8,012	Hubbell, Inc.	3,272,181	1.3
36,956	Ingersoll Rand, Inc.	3,074,000	1.3
20,643	ITT, Inc.	3,237,442	1.3
16,670	JB Hunt Transport Services, Inc.	2,393,812	1.0
14,085	Lincoln Electric Holdings, Inc.	2,920,102	1.2
14,380 (1)	Middleby Corp.	2,070,720	0.9
31,689 (1)	Parsons Corp.	2,274,320	0.9
27,024	UL Solutions, Inc. - Class A	1,968,969	0.8
26,388	Veralto Corp.	2,663,869	1.1
8,216	Woodward, Inc.	2,013,659	0.8
		38,443,443	15.8

	Information Technology: 8.0%
12,321	CDW Corp.	2,200,407	0.9
11,586 (1)	GoDaddy, Inc. - Class A	2,086,175	0.9
11,492	Jabil, Inc.	2,506,405	1.0
45,016 (1)	ON Semiconductor Corp.	2,359,289	1.0
26,065	TD SYNNEX Corp.	3,537,021	1.4
6,233 (1)	Teledyne Technologies, Inc.	3,193,228	1.3

See Accompanying Notes to Financial Statements

VY® JPMorgan	PORTFOLIO OF INVESTMENTS
Mid Cap Value Portfolio	As of June 30, 2025 (Unaudited) (Continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
9,593 (1)	Zebra Technologies Corp. - Class A	$2,958,098	1.2
8,536 (1)	Zoom Video Communications, Inc. - Class A	665,637	0.3
		19,506,260	8.0

	Materials: 6.5%
40,572	Ball Corp.	2,275,683	0.9
32,713	Freeport-McMoRan, Inc.	1,418,108	0.6
50,435 (2)	Graphic Packaging Holding Co.	1,062,665	0.4
45,283	International Paper Co.	2,120,603	0.9
5,235	Martin Marietta Materials, Inc.	2,873,806	1.2
7,768	Packaging Corp. of America	1,463,880	0.6
21,665	RPM International, Inc.	2,379,684	1.0
40,832	Silgan Holdings, Inc.	2,212,278	0.9
		15,806,707	6.5

	Real Estate: 9.1%
69,929	American Homes 4 Rent - Class A	2,522,339	1.0
12,945	AvalonBay Communities, Inc.	2,634,308	1.1
62,558	Healthpeak Properties, Inc.	1,095,391	0.5
155,306	Host Hotels & Resorts, Inc.	2,385,500	1.0
4,031	Mid-America Apartment Communities, Inc.	596,628	0.3
7,777	Public Storage	2,281,927	0.9
38,909	Regency Centers Corp.	2,771,488	1.1
9,512	SBA Communications Corp.	2,233,798	0.9
14,428	Simon Property Group, Inc.	2,319,445	1.0
13,279	Ventas, Inc.	838,569	0.3
98,976	Weyerhaeuser Co.	2,542,693	1.0
		22,222,086	9.1

	Utilities: 7.0%
52,008	CMS Energy Corp.	3,603,114	1.5
73,170	NiSource, Inc.	2,951,678	1.2
112,309	PG&E Corp.	1,565,587	0.6
11,166	Sempra Energy	846,048	0.4
44,999	WEC Energy Group, Inc.	4,688,896	1.9
51,139	Xcel Energy, Inc.	3,482,566	1.4
		17,137,889	7.0
	Total Common Stock
	(Cost $183,635,340)	239,327,667	98.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 0.4%
1,000,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $1,000,123, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,016,993, due 07/15/26-02/15/54)	$1,000,000	0.4
73,876 (3)	TD Securities (USA) LLC, Repurchase Agreement dated 06/30/2025, 4.400%, due 07/01/2025 (Repurchase Amount $73,885, collateralized by various U.S. Government Securities, 4.750%, Market Value plus accrued interest $75,354, due 05/15/55)	73,876	0.0
	Total Repurchase Agreements
	(Cost $1,073,876)	1,073,876	0.4

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 1.5%
3,665,221 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220%
	(Cost $3,665,221)	$3,665,221	1.5

	Total Short-Term Investments
	(Cost $4,739,097)	4,739,097	1.9

	Total Investments in Securities
	(Cost $188,374,437)	$244,066,764	100.1

	Liabilities in Excess of Other Assets	(302,535)	(0.1)
	Net Assets	$243,764,229	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

VY® JPMorgan	PORTFOLIO OF INVESTMENTS
Mid Cap Value Portfolio	As of June 30, 2025 (Unaudited) (Continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$239,327,667	$—	$—	$239,327,667
Short-Term Investments	3,665,221	1,073,876	—	4,739,097
Total Investments, at fair value	$242,992,888	$1,073,876	$—	$244,066,764

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $189,031,757.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$64,252,554
Gross Unrealized Depreciation	(9,217,547)
Net Unrealized Appreciation	$55,035,007

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.4%
	Communication Services: 6.4%
51,720(1)(2)	AST SpaceMobile, Inc.	$2,416,876	0.2
27,000(1)	Liberty Media Corp.-Liberty Formula One - Class C, Tracking Stock	2,821,500	0.3
64,434(1)	Live Nation Entertainment, Inc.	9,747,575	1.0
183,140 (1)	Pinterest, Inc. - Class A	6,567,400	0.7
38,747(1)	Reddit, Inc. - Class A	5,834,136	0.6
179,929 (1)	ROBLOX Corp. - Class A	18,928,531	1.9
12,114 (1)	Take-Two Interactive Software, Inc.	2,941,885	0.3
21,808	TKO Group Holdings, Inc.	3,967,966	0.4
138,473 (1)	Trade Desk, Inc. - Class A	9,968,671	1.0
		63,194,540	6.4

	Consumer Discretionary: 18.4%
268 (1)	AutoZone, Inc.	994,878	0.1
16,700(1)	Birkenstock Holding PLC	821,306	0.1
16,258(1)	Bright Horizons Family Solutions, Inc.	2,009,326	0.2
31,500(1)	Burlington Stores, Inc.	7,328,160	0.7
42,800(1)	Carvana Co.	14,421,888	1.5
20,900(1)	Cava Group, Inc.	1,760,407	0.2
9,900	Churchill Downs, Inc.	999,900	0.1
290,690 (1)	Coupang, Inc.	8,709,072	0.9
38,100	Darden Restaurants, Inc.	8,304,657	0.8
45,100(1)	Deckers Outdoor Corp.	4,648,457	0.5
4,117	Domino's Pizza, Inc.	1,855,120	0.2
180,065 (1)	DraftKings, Inc. - Class A	7,722,988	0.8
14,355(1)	Duolingo, Inc.	5,885,837	0.6
29,056(1)	Dutch Bros, Inc. - Class A	1,986,559	0.2
27,772	Expedia Group, Inc.	4,684,581	0.5
9,600 (1)	Floor & Decor Holdings, Inc. - Class A	729,216	0.1
45,100(1)	Flutter Entertainment PLC - Class DI	12,887,776	1.3
73,050	Hilton Worldwide Holdings, Inc.	19,456,137	2.0
6,300	Hyatt Hotels Corp. - Class A	879,795	0.1
44,401	Las Vegas Sands Corp.	1,931,888	0.2
11,136 (1)	Light & Wonder, Inc.	1,071,951	0.1
119 (1)	NVR, Inc.	878,894	0.1
14,689(1)	Ollie's Bargain Outlet Holdings, Inc.	1,935,716	0.2
32,000(1)	Planet Fitness, Inc. - Class A	3,489,600	0.3
6,800	Ralph Lauren Corp.	1,865,104	0.2
3,400 (1)	RH	642,634	0.1
47,700	Ross Stores, Inc.	6,085,566	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
76,100	Royal Caribbean Cruises Ltd.	$23,829,954	2.4
12,027	Service Corp. International	978,998	0.1
20,823 (1)	SharkNinja, Inc.	2,061,269	0.2
6,100 (1)	Stride, Inc.	885,659	0.1
24,886	Texas Roadhouse, Inc.	4,663,885	0.5
2,600 (1)	TopBuild Corp.	841,724	0.1
140,257	Tractor Supply Co.	7,401,362	0.7
10,061 (1)	Ulta Beauty, Inc.	4,706,737	0.5
89,697 (1)	Viking Holdings Ltd.	4,779,953	0.5
15,300	Williams-Sonoma, Inc.	2,499,561	0.2
12,450	Wingstop, Inc.	4,192,413	0.4
		180,828,928	18.4

	Consumer Staples: 2.8%
29,854 (1)	BJ's Wholesale Club Holdings, Inc.	3,219,157	0.3
7,367	Casey's General Stores, Inc.	3,759,159	0.4
20,590 (1)	Celsius Holdings, Inc.	955,170	0.1
15,514 (1)	e.l.f. Beauty, Inc.	1,930,562	0.2
8,700 (1)	Freshpet, Inc.	591,252	0.0
18,300 (1)	Performance Food Group Co.	1,600,701	0.2
132,092	Primo Brands Corp. - Class A	3,912,565	0.4
29,801 (1)	Sprouts Farmers Market, Inc.	4,906,437	0.5
86,861 (1)	US Foods Holding Corp.	6,689,166	0.7
		27,564,169	2.8

	Energy: 4.0%
21,100	Cameco Corp.	1,566,253	0.2
34,600	Cheniere Energy, Inc.	8,425,792	0.8
7,815	Chesapeake Energy Corp.	913,886	0.1
33,600	Coterra Energy, Inc.	852,768	0.1
6,874	Diamondback Energy, Inc.	944,487	0.1
15,871	EQT Corp.	925,597	0.1
37,900	Magnolia Oil & Gas Corp. - Class A	851,992	0.1
15,800	Matador Resources Co.	753,976	0.1
20,300	Ovintiv, Inc.	772,415	0.1
135,135	Permian Resources Corp.	1,840,539	0.2
80,686	Targa Resources Corp.	14,045,819	1.4
73,400	TechnipFMC PLC	2,527,896	0.2
134,410	Viper Energy, Inc.	5,125,053	0.5
		39,546,473	4.0

	Financials: 10.1%
29,302 (1)	Affirm Holdings, Inc.	2,025,940	0.2
4,768	Allstate Corp.	959,846	0.1
28,250	Ameriprise Financial, Inc.	15,077,872	1.5

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
10,600	Arch Capital Group Ltd.	$965,130	0.1
60,100(2)	Ares Management Corp. - Class A	10,409,320	1.1
65,807(1)	Block, Inc.	4,470,270	0.4
178,900	Blue Owl Capital, Inc.	3,436,669	0.3
33,921	Brown & Brown, Inc.	3,760,821	0.4
13,429(1)	Chime Financial, Inc. - Class A	463,435	0.0
11,150 (1)	Coinbase Global, Inc. - Class A	3,907,964	0.4
22,778 (1)	Corpay, Inc.	7,558,196	0.8
11,604	Hanover Insurance Group, Inc.	1,971,171	0.2
7,565	Hartford Financial Services Group, Inc.	959,772	0.1
3,957	Kinsale Capital Group, Inc.	1,914,792	0.2
28,616	LPL Financial Holdings, Inc.	10,730,142	1.1
3,000	Morningstar, Inc.	941,790	0.1
14,660	MSCI, Inc.	8,455,008	0.9
45,451 (1)	Robinhood Markets, Inc. - Class A	4,255,577	0.4
27,365	Ryan Specialty Holdings, Inc.	1,860,546	0.2
16,000 (1)(2)	Shift4 Payments, Inc. - Class A	1,585,760	0.2
17,304	StepStone Group, Inc. - Class A	960,372	0.1
9,517	Stifel Financial Corp.	987,674	0.1
134,682 (1)	Toast, Inc. - Class A	5,965,066	0.6
18,378	TPG, Inc.	963,926	0.1
32,419	Tradeweb Markets, Inc. - Class A	4,746,142	0.5
		99,333,201	10.1

	Health Care: 14.0%
30,900 (1)	Alkermes PLC	884,049	0.1
38,674 (1)	Alnylam Pharmaceuticals, Inc.	12,611,205	1.3
73,216	AmerisourceBergen Corp.	21,953,818	2.2
3,499 (1)	Argenx SE, ADR	1,928,719	0.2
5,346 (1)	Ascendis Pharma A/S, ADR	922,720	0.1
24,900 (1)	Avidity Biosciences, Inc.	707,160	0.1
3,591 (1)	BeiGene Ltd., ADR	869,273	0.1
2,800 (1)	Bio-Rad Laboratories, Inc. - Class A	675,696	0.1
12,774	Bio-Techne Corp.	657,222	0.0
51,400	Cardinal Health, Inc.	8,635,200	0.9
16,238 (1)	Caris Life Sciences, Inc.	433,879	0.0
1,713	Chemed Corp.	834,111	0.1
12,000 (1)	Corcept Therapeutics, Inc.	880,800	0.1
110,600 (1)	Dexcom, Inc.	9,654,274	1.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
36,700	Encompass Health Corp.	$4,500,521	0.4
18,711 (1)	Exact Sciences Corp.	994,302	0.1
9,800 (1)	Glaukos Corp.	1,012,242	0.1
8,300 (1)	HealthEquity, Inc.	869,508	0.1
22,967(1)	IDEXX Laboratories, Inc.	12,318,121	1.2
44,400(1)	Insmed, Inc.	4,468,416	0.4
5,200 (1)	Inspire Medical Systems, Inc.	674,804	0.0
18,475(1)	Insulet Corp.	5,804,475	0.6
10,100(1)	Lantheus Holdings, Inc.	826,786	0.1
3,036 (1)	Medpace Holdings, Inc.	952,879	0.1
725 (1)	Mettler-Toledo International, Inc.	851,672	0.1
2,850 (1)	Molina Healthcare, Inc.	849,015	0.1
50,811 (1)	Natera, Inc.	8,584,010	0.9
29,182(1)	Neurocrine Biosciences, Inc.	3,667,886	0.4
11,900 (1)	Nuvalent, Inc. - Class A	907,970	0.1
29,800(1)	Option Care Health, Inc.	967,904	0.1
15,144(1)	Penumbra, Inc.	3,886,405	0.4
8,800	Quest Diagnostics, Inc.	1,580,744	0.1
5,886 (1)	Repligen Corp.	732,101	0.1
14,707	ResMed, Inc.	3,794,406	0.4
23,600(1)	Revolution Medicines, Inc.	868,244	0.1
8,000	Revvity, Inc.	773,760	0.1
40,300(1)(2)	Summit Therapeutics, Inc.	857,584	0.1
16,600(1)	Tenet Healthcare Corp.	2,921,600	0.3
13,450(1)	Ultragenyx Pharmaceutical, Inc.	489,042	0.0
30,994(1)	Vaxcyte, Inc.	1,007,615	0.1
37,078(1)	Veeva Systems, Inc. - Class A	10,677,722	1.1
9,853 (1)	Verona Pharma PLC, ADR	931,897	0.1
		138,419,757	14.0

	Industrials: 19.9%
23,500	AAON, Inc.	1,733,125	0.2
5,162	AMETEK, Inc.	934,116	0.1
18,869(1)	API Group Corp.	963,262	0.1
22,401(1)	Axon Enterprise, Inc.	18,546,684	1.9
46,164	Booz Allen Hamilton Holding Corp.	4,807,057	0.5
38,633	Broadridge Financial Solutions, Inc.	9,388,978	0.9
6,729	BWX Technologies, Inc.	969,380	0.1
2,115 (1)	CACI International, Inc. - Class A	1,008,220	0.1
2,300	Carlisle Cos., Inc.	858,820	0.1
4,100 (1)	Clean Harbors, Inc.	947,838	0.1
14,700	Comfort Systems USA, Inc.	7,882,287	0.8

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
17,069(1)	Copart, Inc.	$837,576	0.1
47,400(1)	Core & Main, Inc. - Class A	2,860,590	0.3
6,087	Equifax, Inc.	1,578,785	0.2
8,082	Esab Corp.	974,285	0.1
19,100(1)	ExlService Holdings, Inc.	836,389	0.1
358,200	Fastenal Co.	15,044,400	1.5
8,977	Ferguson Enterprises, Inc.	1,954,742	0.2
19,141	GFL Environmental, Inc.	965,855	0.1
20,400(1)	GXO Logistics, Inc.	993,480	0.1
35,379	HEICO Corp.	11,604,312	1.2
127,400	Howmet Aerospace, Inc.	23,712,962	2.4
4,842	Hubbell, Inc.	1,977,521	0.2
39,208(1)(2)	Karman Holdings, Inc.	1,974,907	0.2
17,000	KBR, Inc.	814,980	0.1
9,300	Lennox International, Inc.	5,331,132	0.5
22,755(1)	Loar Holdings, Inc.	1,960,798	0.2
60,367(1)	Lyft, Inc. - Class A	951,384	0.1
17,400	Old Dominion Freight Line, Inc.	2,824,020	0.3
14,038(1)	Parsons Corp.	1,007,507	0.1
37,016	Paychex, Inc.	5,384,347	0.5
19,400(1)	Paylocity Holding Corp.	3,515,086	0.3
34,550	Quanta Services, Inc.	13,062,664	1.3
5,056 (1)	RBC Bearings, Inc.	1,945,549	0.2
103,000 (1)(2)	Rocket Lab Corp.	3,684,310	0.4
5,811	Rockwell Automation, Inc.	1,930,240	0.2
16,654	Rollins, Inc.	939,619	0.1
6,700 (1)	SiteOne Landscape Supply, Inc.	810,298	0.1
63,696(1)	Standardaero, Inc.	2,015,978	0.2
29,742(1)(2)	Symbotic, Inc.	1,155,477	0.1
26,800	Tetra Tech, Inc.	963,728	0.1
16,747(1)	Trex Co., Inc.	910,702	0.1
1,250	United Rentals, Inc.	941,750	0.1
29,956	Verisk Analytics, Inc.	9,331,294	0.9
37,100(1)	Verra Mobility Corp.	941,969	0.1
129,809	Vertiv Holdings Co. - Class A	16,668,774	1.7
5,150	Waste Connections, Inc.	961,608	0.1
4,700	Westinghouse Air Brake Technologies Corp.	983,945	0.1
25,100	WillScot Mobile Mini Holdings Corp.	687,740	0.1
22,459(1)	XPO, Inc.	2,836,347	0.3
		195,916,817	19.9

	Information Technology: 18.6%
7,200 (1)	Appfolio, Inc. - Class A	1,658,016	0.2
3,200 (1)	Autodesk, Inc.	990,624	0.1
3,877	Badger Meter, Inc.	949,671	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
85,900(1)	CCC Intelligent Solutions Holdings, Inc.	$808,319	0.1
20,926	CDW Corp.	3,737,174	0.4
24,800(1)	Celestica, Inc.	3,871,528	0.4
11,741 (1)(2)	Circle Internet Group, Inc.	2,128,526	0.2
31,200(1)	Clearwater Analytics Holdings, Inc. - Class A	684,216	0.1
98,929(1)	Cloudflare, Inc. - Class A	19,373,266	2.0
9,100 (1)	Coherent Corp.	811,811	0.1
39,881(1)	Confluent, Inc. - Class A	994,233	0.1
43,400	Corning, Inc.	2,282,406	0.2
10,900(1)	Credo Technology Group Holding Ltd.	1,009,231	0.1
4,769 (1)	CyberArk Software Ltd.	1,940,411	0.2
57,365(1)	Datadog, Inc. - Class A	7,705,840	0.8
8,200 (1)	Descartes Systems Group, Inc.	833,489	0.1
37,084(1)	DocuSign, Inc.	2,888,473	0.3
82,737(1)	Dynatrace, Inc.	4,567,910	0.4
35,117 (1)	Elastic NV	2,961,417	0.3
11,600	Entegris, Inc.	935,540	0.1
7,296 (1)	Fair Isaac Corp.	13,336,796	1.3
22,950(1)	Gartner, Inc.	9,276,849	0.9
53,536(1)	GoDaddy, Inc. - Class A	9,639,692	1.0
27,600(1)	Guidewire Software, Inc.	6,498,420	0.6
17,321(1)	HubSpot, Inc.	9,641,388	1.0
6,500 (1)	Impinj, Inc.	721,955	0.1
8,624	InterDigital, Inc.	1,933,759	0.2
11,887 (1)	Keysight Technologies, Inc.	1,947,804	0.2
33,700(1)	Lattice Semiconductor Corp.	1,650,963	0.2
6,847 (1)	MACOM Technology Solutions Holdings, Inc.	981,107	0.1
24,618(1)	Manhattan Associates, Inc.	4,861,316	0.5
8,200	MKS Instruments, Inc.	814,752	0.1
5,700 (1)	Monday.com Ltd.	1,792,536	0.2
9,368 (1)	MongoDB, Inc.	1,967,186	0.2
14,389	Monolithic Power Systems, Inc.	10,523,827	1.1
38,079(1)	Nutanix, Inc. - Class A	2,910,759	0.3
37,000(1)	Okta, Inc.	3,698,890	0.4
8,100 (1)	Onto Innovation, Inc.	817,533	0.1
14,017(1)	Procore Technologies, Inc.	959,043	0.1
22,011 (1)	PTC, Inc.	3,793,376	0.4
51,688(1)	Pure Storage, Inc. - Class A	2,976,195	0.3
30,300(1)	Rambus, Inc.	1,939,806	0.2
21,284(1)	Rubrik, Inc. - Class A	1,906,834	0.2
78,026(1)(2)	SailPoint, Inc.	1,783,674	0.2

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
93,672(1)	Samsara, Inc. - Class A	$3,726,272	0.4
7,028	Seagate Technology Holdings PLC	1,014,351	0.1
5,194 (1)	ServiceTitan, Inc. - Class A	556,693	0.0
31,626(3)(4)	Tanium, Inc. - Class B	168,567	0.0
5,800	TE Connectivity PLC	978,286	0.1
7,871 (1)	Twilio, Inc. - Class A	978,838	0.1
12,525(1)	Tyler Technologies, Inc.	7,425,321	0.7
4,911 (1)	Zebra Technologies Corp. - Class A	1,514,356	0.1
30,220(1)	Zscaler, Inc.	9,487,267	0.9
		183,356,512	18.6

	Materials: 0.6%
10,603	Louisiana-Pacific Corp.	911,752	0.1
14,904	Steel Dynamics, Inc.	1,907,861	0.2
10,693	Vulcan Materials Co.	2,788,948	0.3
		5,608,561	0.6
	Real Estate: 1.4%
6,723 (1)	CBRE Group, Inc. - Class A	942,027	0.1
11,825 (1)	CoStar Group, Inc.	950,730	0.1
22,221	CubeSmart	944,392	0.1
14,800	Equity LifeStyle Properties, Inc.	912,716	0.1
9,400 (2)	FirstService Corp.	1,641,428	0.1
20,950	Iron Mountain, Inc.	2,148,842	0.2
30,743	Lamar Advertising Co. - Class A	3,730,970	0.4
17,668	Simon Property Group, Inc.	2,840,308	0.3
		14,111,413	1.4

	Utilities: 3.2%
35,423	NRG Energy, Inc.	5,688,225	0.6
13,185(1)	Talen Energy Corp.	3,833,803	0.4
115,200	Vistra Corp.	22,326,912	2.2
		31,848,940	3.2
	Total Common Stock
	(Cost $801,101,164)	979,729,311	99.4
PREFERRED STOCK: 0.4%
	Consumer Discretionary: 0.1%
32,438(3)(4)	Rappi, Inc. - Series E	472,622	0.1

	Health Care: 0.1%
53,091(4)	Caris Life Sciences, Inc. Lock-Up Shares	1,418,580	0.1

			Percentage
			of Net
Shares		Value	Assets
PREFERRED STOCK: (continued)
	Information Technology: 0.2%
353,970 (3)(4)	Tanium, Inc. - Series G	$1,886,660	0.2
	Total Preferred Stock
	(Cost $4,698,667)	3,777,862	0.4
	Total Long-Term Investments
	(Cost $805,799,831)	983,507,173	99.8

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 1.3%
	Repurchase Agreements: 1.2%
257,572 (5)	BNP Paribas S.A., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $257,603, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $262,723, due 07/10/25-05/15/42)	257,572	0.0
3,071,375 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $3,071,744, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $3,132,803, due 06/01/30-02/01/57)	3,071,375	0.3

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2025 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,071,375 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $3,071,744, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $3,132,803, due 08/15/34-06/01/55)	$3,071,375	0.3
2,034,317 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,034,562, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $2,075,003, due 03/01/34-05/01/55)	2,034,317	0.2
3,267,010 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $3,267,411, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,322,527, due 07/15/26-02/15/54)	3,267,010	0.4
	Total Repurchase Agreements
	(Cost $11,701,649)	11,701,649	1.2
	Time Deposits: 0.1%
290,000 (5)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	290,000	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
280,000 (5)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	$280,000	0.0
290,000 (5)	Mizuho Bank Ltd., 4.330%, 07/01/2025	290,000	0.0
290,000 (5)	Royal Bank of Canada, 4.330%, 07/01/2025	290,000	0.1
	Total Time Deposits
	(Cost $1,150,000)	1,150,000	0.1
			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.0%
100 (6)	T. Rowe Price Government Reserve Fund, 4.380%
	(Cost $100)	$100	0.0

	Total Short-Term Investments
	(Cost $12,851,749)	12,851,749	1.3
	Total Investments in Securities
	(Cost $818,651,580)	$996,358,922	101.1
	Liabilities in Excess of Other Assets	(11,059,272)	(1.1)
	Net Assets	$985,299,650	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2025, the Portfolio held restricted securities with a fair value of $3,946,429 or 0.4% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Diversified	PORTFOLIO OF INVESTMENTS
Mid Cap Growth Portfolio	as of June 30, 2025 (Unaudited)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$63,194,540	$—	$—	$63,194,540
Consumer Discretionary	180,828,928	—	—	180,828,928
Consumer Staples	27,564,169	—	—	27,564,169
Energy	39,546,473	—	—	39,546,473
Financials	99,333,201	—	—	99,333,201
Health Care	138,419,757	—	—	138,419,757
Industrials	195,916,817	—	—	195,916,817
Information Technology	183,187,945	—	168,567	183,356,512
Materials	5,608,561	—	—	5,608,561
Real Estate	14,111,413	—	—	14,111,413
Utilities	31,848,940	—	—	31,848,940
Total Common Stock	979,560,744	—	168,567	979,729,311
Preferred Stock	—	1,418,580	2,359,282	3,777,862
Short-Term Investments	100	12,851,649	—	12,851,749
Total Investments, at fair value	$979,560,844	$14,270,229	$2,527,849	$996,358,922

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2025, VY® T. Rowe Price Diversified Mid Cap Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Caris Life Sciences, Inc. Lock-Up Shares	5/11/2021	$1,003,412	$1,418,580
Rappi, Inc. - Series E	9/8/2020	1,938,042	472,622
Tanium, Inc. - Class B	9/24/2020	360,385	168,567
Tanium, Inc. - Series G	8/26/2015	1,757,213	1,886,660
		$5,059,052	$3,946,429

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $820,799,738.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$206,371,319
Gross Unrealized Depreciation	(30,812,135)
Net Unrealized Appreciation	$175,559,184

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.7%
	Communication Services: 12.9%
275,673	Alphabet, Inc. - Class A	$48,581,853	3.4
5,269 (1)(2)	Epic Games, Inc.	2,724,811	0.2
107,801	Meta Platforms, Inc. - Class A	79,566,840	5.5
32,350 (3)	Netflix, Inc.	43,320,855	3.0
15,252 (3)	Spotify Technology SA	11,703,470	0.8
		185,897,829	12.9

	Consumer Discretionary: 13.9%
420,281 (3)	Amazon.com, Inc.	92,205,449	6.4
1,586	Booking Holdings, Inc.	9,181,735	0.6
34,264 (3)	Carvana Co.	11,545,597	0.8
191,089 (3)	Chipotle Mexican Grill, Inc.	10,729,647	0.8
332,546 (3)	Coupang, Inc.	9,963,078	0.7
34,333 (3)	DoorDash, Inc. - Class A	8,463,428	0.6
11,538 (3)	Duolingo, Inc.	4,730,811	0.3
22,749	Ferrari NV	11,163,844	0.8
40,098 (3)	Floor & Decor Holdings, Inc. - Class A	3,045,844	0.2
4,481 (3)	MercadoLibre, Inc.	11,711,676	0.8
74,242 (3)	Tesla, Inc.	23,583,714	1.6
11,669	Wingstop, Inc.	3,929,419	0.3
		200,254,242	13.9

	Financials: 7.0%
3,677 (3)(4)	Adyen NV	6,752,967	0.5
29,817	Ares Management Corp. - Class A	5,164,305	0.4
129,833	Charles Schwab Corp.	11,845,963	0.8
26,888 (3)	Fiserv, Inc.	4,635,760	0.3
56,045	Mastercard, Inc. - Class A	31,493,927	2.2
114,163	Visa, Inc. - Class A	40,533,573	2.8
		100,426,495	7.0

	Health Care: 6.9%
16,019 (3)	Argenx SE, ADR	8,829,993	0.6
12,354	Cigna Group	4,083,985	0.3
40,261	Danaher Corp.	7,953,158	0.6
42,478	Eli Lilly & Co.	33,112,875	2.3
40,005 (3)	Intuitive Surgical, Inc.	21,739,117	1.5
37,735 (3)	Natera, Inc.	6,374,951	0.4
21,762	Stryker Corp.	8,609,700	0.6
2,567	Thermo Fisher Scientific, Inc.	1,040,816	0.1
22,845	UnitedHealth Group, Inc.	7,126,955	0.5
		98,871,550	6.9

	Industrials: 3.0%
59,532 (3)	Boeing Co.	12,473,740	0.9
70,499	GE Aerospace	18,145,738	1.3
18,111	Rockwell Automation, Inc.	6,015,931	0.4
4,377	TransDigm Group, Inc.	6,655,841	0.4
		43,291,250	3.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: 54.3%
137,058	Amphenol Corp. - Class A	$13,534,478	0.9
648,175	Apple, Inc.	132,986,065	9.3
28,580 (3)	AppLovin Corp. - Class A	10,005,286	0.7
7,137	ASML Holding N.V.	5,719,520	0.4
223,516	Broadcom, Inc.	61,612,185	4.3
12,595 (3)	Crowdstrike Holdings, Inc. - Class A	6,414,759	0.4
13,586 (3)	HubSpot, Inc.	7,562,375	0.5
26,435	Intuit, Inc.	20,820,999	1.5
25,468 (3)	Keysight Technologies, Inc.	4,173,186	0.3
7,871 (1)(2)	Magic Leap, Inc. -Class A	—	—
410,799	Microsoft Corp.	204,335,531	14.2
2,099 (3)	Monday.com Ltd.	660,094	0.0
1,290,103	NVIDIA Corp.	203,823,373	14.2
25,660	Oracle Corp.	5,610,046	0.4
16,840	Roper Technologies, Inc.	9,545,586	0.7
106,500 (3)	Samsara, Inc. - Class A	4,236,570	0.3
26,271(3)	ServiceNow, Inc.	27,008,690	1.9
108,111 (3)	Shopify, Inc. - USD - Class A	12,470,604	0.9
67,211 (3)	Snowflake, Inc. - Class A	15,039,805	1.1
51,440 (1)(2)	Stripe, Inc. - Class B	1,826,120	0.1
23,838 (3)	Synopsys, Inc.	12,221,266	0.9
71,652	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,228,461	1.1
6,562 (3)	Teledyne Technologies, Inc.	3,361,778	0.2
		779,196,777	54.3

	Materials: 0.7%
19,901	Linde PLC US	9,337,151	0.7

	Total Common Stock
	(Cost $951,321,386)	1,417,275,294	98.7

PREFERRED STOCK: 0.4%
	Consumer Discretionary: 0.3%
38,487 (1)(2)	Rappi, Inc. - Series E	560,756	0.0
37,201 (1)(2)	Sila Nanotechnologies, Inc., - Series F	727,421	0.1
18,931 (1)(2)	Waymo LLC., Series A-2	2,005,739	0.2
		3,293,916	0.3

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
PREFERRED STOCK: (continued)
	Industrials: 0.1%
132,943 (1)(2)	Nuro, Inc. - Series C	$1,701,670	0.1
	Total Preferred Stock
	(Cost $7,195,905)	4,995,586	0.4

	Total Long-Term Investments
	(Cost $958,517,291)	1,422,270,880	99.1

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 1.1%
	Mutual Funds: 1.1%
15,886,910 (5)	T. Rowe Price Government Reserve Fund, 4.380%
	(Cost $15,886,910)	$15,886,910	1.1

	Total Short-Term Investments
	(Cost $15,886,910)	15,886,910	1.1

	Total Investments in Securities
	(Cost $974,404,201)	$1,438,157,790	100.2
	Liabilities in Excess of Other Assets	(2,163,938)	(0.2)
	Net Assets	$1,435,993,852	100.0

ADR             American Depositary Receipt

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2025, the Portfolio held restricted securities with a fair value of $9,546,517 or 0.7% of net assets. Please refer to the table below for additional details.
(3)	Non-income producing security.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$183,173,018	$—	$2,724,811	$185,897,829
Consumer Discretionary	200,254,242	—	—	200,254,242
Financials	93,673,528	6,752,967	—	100,426,495
Health Care	98,871,550	—	—	98,871,550
Industrials	43,291,250	—	—	43,291,250
Information Technology	777,370,657	—	1,826,120	779,196,777
Materials	9,337,151	—	—	9,337,151
Total Common Stock	1,405,971,396	6,752,967	4,550,931	1,417,275,294
Preferred Stock	—	—	4,995,586	4,995,586
Short-Term Investments	15,886,910	—	—	15,886,910
Total Investments, at fair value	$1,421,858,306	$6,752,967	$9,546,517	$1,438,157,790

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2025, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Epic Games, Inc.	6/18/2020	$3,029,675	$2,724,811
Magic Leap, Inc. - Class A	1/20/2016	3,824,971	—
Nuro, Inc. - Series C	10/30/2020	1,735,518	1,701,670
Rappi, Inc. - Series E	9/8/2020	2,299,446	560,756
Sila Nanotechnologies, Inc., - Series F	1/7/2021	1,535,389	727,421
Stripe, Inc. - Class B	12/17/2019	807,094	1,826,120
Waymo LLC., Series A-2	5/8/2020	1,625,552	2,005,739
		$14,857,645	$9,546,517

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $979,388,691.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$481,172,908
Gross Unrealized Depreciation	(22,403,258)
Net Unrealized Appreciation	$458,769,650

See Accompanying Notes to Financial Statements

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VPI (0625)

Semi-Annual Financial Statements and Other Information

June 30, 2025

Classes ADV, I, R6, S, and S2

Voya Partners, Inc.

■	Voya Solution Aggressive Portfolio	■	Voya Solution 2035 Portfolio
■	Voya Solution Balanced Portfolio	■	Voya Solution 2040 Portfolio
■	Voya Solution Conservative Portfolio	■	Voya Solution 2045 Portfolio
■	Voya Solution Income Portfolio	■	Voya Solution 2050 Portfolio
■	Voya Solution Moderately Aggressive Portfolio	■	Voya Solution 2055 Portfolio
■	Voya Solution 2025 Portfolio	■	Voya Solution 2060 Portfolio
■	Voya Solution 2030 Portfolio	■	Voya Solution 2065 Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	Aggressive	Balanced	Conservative	Income
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$197,920,931	$189,866,662	$90,300,760	$123,486,439
Investments in unaffiliated underlying funds at fair value**	—	—	8,233,120	25,795,177
Cash	31,880	23,781	85,717	241,612
Cash collateral for futures contracts	—	—	—	56,217
Receivables:
Investments in unaffiliated underlying funds sold	—	—	10,652	16,872
Fund shares sold	119,079	156,441	58,268	92,618
Interest	23	20	72	167
Variation margin on futures contracts	—	—	—	13,406
Prepaid expenses	1,646	1,667	880	1,328
Reimbursement due from Investment Adviser	79,387	5,789	5,932	6,087
Other assets	15,457	17,409	10,587	26,284
Total assets	198,168,403	190,071,769	98,705,988	149,736,207

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	117,094	154,489	45,374	59,545
Payable for fund shares redeemed	1,982	1,943	8,667	23,796
Payable for investment management fees	28,499	27,550	22,204	34,159
Payable for distribution and shareholder service fees	3,130	7,161	5,097	42,880
Payable to directors under the deferred compensation plan (Note 6)	15,457	17,409	10,587	26,284
Payable for directors fees	468	464	247	368
Other accrued expenses and liabilities	17,721	63,210	26,191	38,170
Total liabilities	184,351	272,226	118,367	225,202
NET ASSETS	$197,984,052	$189,799,543	$98,587,621	$149,511,005

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$157,136,474	$165,286,796	$98,605,107	$153,728,185
Total distributable earnings (loss)	40,847,578	24,512,747	(17,486)	(4,217,180)
NET ASSETS	$197,984,052	$189,799,543	$98,587,621	$149,511,005

* Cost of investments in affiliated underlying funds	$170,875,485	$169,905,130	$87,277,181	$117,315,280
** Cost of investments in unaffiliated underlying funds	$—	$—	$8,205,445	$24,581,543

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	Aggressive	Balanced	Conservative	Income
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$4,219,467	$9,292,732	$5,725,903	$75,240,011
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	273,301	945,860	542,157	6,984,646
Net asset value and redemption price per share	$15.44	$9.82	$10.56	$10.77

Class I
Net assets	$154,132,430	$138,284,676	$64,209,514	$14,741,333
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,583,967	13,291,148	5,990,093	1,323,234
Net asset value and redemption price per share	$16.08	$10.40	$10.72	$11.14

Class R6
Net assets	$33,553,148	$26,000,456	$16,498,019	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	2,084,225	2,495,772	1,540,011	n/a
Net asset value and redemption price per share	$16.10	$10.42	$10.71	n/a

Class S
Net assets	$4,283,858	$14,877,789	$9,665,090	$57,275,811
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	270,936	1,485,896	910,292	5,197,043
Net asset value and redemption price per share	$15.81	$10.01	$10.62	$11.02

Class S2
Net assets	$1,795,149	$1,343,890	$2,489,095	$2,253,850
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	117,198	134,721	237,874	211,421
Net asset value and redemption price per share	$15.32	$9.98	$10.46	$10.66

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya Solution
	Moderately
	Aggressive	Voya Solution	Voya Solution	Voya Solution
	Portfolio	2025 Portfolio	2030 Portfolio	2035 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$463,226,935	$310,593,581	$58,294,272	$538,856,020
Investments in unaffiliated underlying funds at fair value**	—	65,986,922	7,751,286	55,827,002
Cash	56,967	684,272	76,012	673,795
Cash collateral for futures contracts	—	137,039	—	—
Receivables:
Investments in affiliated underlying funds sold	819,456	128,903	—	29,308
Investments in unaffiliated underlying funds sold	—	716	—	18,847
Fund shares sold	53,117	119,584	151,461	479,093
Interest	49	432	42	402
Variation margin on futures contracts	—	32,687	—	—
Prepaid expenses	4,301	3,583	575	5,405
Reimbursement due from Investment Adviser	—	—	3,229	21,013
Other assets	40,803	44,013	1,246	42,540
Total assets	464,201,628	377,731,732	66,278,123	595,953,425

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	—	142,330	—
Payable for investments in unaffiliated underlying funds purchased	—	—	2,647	—
Payable for fund shares redeemed	872,573	268,175	44	509,298
Payable for investment management fees	67,140	72,040	11,892	127,922
Payable for distribution and shareholder service fees	88,117	98,327	16,374	142,243
Payable to directors under the deferred compensation plan (Note 6)	40,803	44,013	1,246	42,540
Payable for directors fees	1,126	928	152	1,417
Other accrued expenses and liabilities	48,049	116,635	27,377	116,280
Total liabilities	1,117,808	600,118	202,062	939,700
NET ASSETS	$463,083,820	$377,131,614	$66,076,061	$595,013,725

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$381,216,587	$363,526,688	$60,583,052	$508,347,865
Total distributable earnings	81,867,233	13,604,926	5,493,009	86,665,860
NET ASSETS	$463,083,820	$377,131,614	$66,076,061	$595,013,725

* Cost of investments in affiliated underlying funds	$408,500,972	$293,037,799	$53,557,396	$474,758,248
** Cost of investments in unaffiliated underlying funds	$—	$63,387,820	$7,210,086	$47,903,317

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

	Voya Solution Moderately Aggressive Portfolio	Voya Solution 2025 Portfolio	Voya Solution 2030 Portfolio	Voya Solution 2035 Portfolio
Class ADV
Net assets	$23,379,617	$129,350,334	$24,309,783	$155,776,323
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,802,682	12,743,085	1,591,390	14,116,985
Net asset value and redemption price per share	$12.97	$10.15	$15.28	$11.03

Class I
Net assets	$7,972,030	$25,522,943	$9,763,794	$50,931,898
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	593,955	2,402,940	609,034	4,397,974
Net asset value and redemption price per share	$13.42	$10.62	$16.03	$11.58

Class R6
Net assets	$42,234,229	n/a	n/a	n/a
Shares authorized	100,000,000	n/a	n/a	n/a
Par value	$0.001	n/a	n/a	n/a
Shares outstanding	3,149,860	n/a	n/a	n/a
Net asset value and redemption price per share	$13.41	n/a	n/a	n/a

Class S
Net assets	$387,888,450	$215,187,498	$30,846,471	$377,777,721
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	29,412,231	20,690,138	1,949,296	33,351,437
Net asset value and redemption price per share	$13.19	$10.40	$15.82	$11.33

Class S2
Net assets	$1,609,494	$7,070,839	$1,156,013	$10,527,783
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	122,035	709,982	74,391	991,592
Net asset value and redemption price per share	$13.19	$9.96	$15.54	$10.62

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2040 Portfolio	2045 Portfolio	2050 Portfolio	2055 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$50,987,142	$428,144,155	$43,509,643	$162,455,950
Investments in unaffiliated underlying funds at fair value**	6,450,141	49,128,312	4,393,106	17,533,432
Cash	93,263	665,169	72,689	277,060
Cash collateral for futures contracts	14,972	121,626	11,330	44,914
Receivables:
Fund shares sold	130,193	279,174	69,950	118,328
Interest	44	302	36	133
Variation margin on futures contracts	1,652	13,357	1,265	4,955
Prepaid expenses	477	4,251	406	1,597
Reimbursement due from Investment Adviser	3,521	38,370	4,403	10,993
Other assets	980	30,334	799	7,169
Total assets	57,682,385	478,425,050	48,063,627	180,454,531

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	122,448	224,083	69,250	26,231
Payable for investments in unaffiliated underlying funds purchased	2,680	1,284	335	2,010
Payable for fund shares redeemed	3,945	50,496	–	91,822
Payable for investment management fees	10,260	84,481	9,043	36,335
Payable for distribution and shareholder service fees	14,811	111,942	11,700	40,260
Payable to directors under the deferred compensation plan (Note 6)	980	30,334	799	7,169
Payable for directors fees	129	1,122	108	421
Other accrued expenses and liabilities	21,916	130,648	21,037	51,495
Total liabilities	177,169	634,390	112,272	255,743
NET ASSETS	$57,505,216	$477,790,660	$47,951,355	$180,198,788

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$50,039,627	$391,116,365	$39,622,206	$144,311,280
Total distributable earnings	7,465,589	86,674,295	8,329,149	35,887,508
NET ASSETS	$57,505,216	$477,790,660	$47,951,355	$180,198,788

* Cost of investments in affiliated underlying funds	$45,318,385	$362,547,154	$38,063,591	$137,223,850
** Cost of investments in unaffiliated underlying funds	$5,505,643	$42,705,660	$3,663,425	$14,349,100

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2040 Portfolio	2045 Portfolio	2050 Portfolio	2055 Portfolio
Class ADV
Net assets	$21,881,780	$119,091,213	$16,612,021	$41,416,090
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,305,671	10,665,177	942,323	3,100,988
Net asset value and redemption price per share	$16.76	$11.17	$17.63	$13.36

Class I
Net assets	$6,607,506	$40,925,291	$6,485,952	$22,673,539
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	374,912	3,458,158	347,525	1,610,039
Net asset value and redemption price per share	$17.62	$11.83	$18.66	$14.08

Class S
Net assets	$26,833,216	$312,408,943	$23,685,348	$111,856,912
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,548,055	27,255,261	1,296,916	8,235,884
Net asset value and redemption price per share	$17.33	$11.46	$18.26	$13.58

Class S2
Net assets	$2,182,714	$5,365,213	$1,168,034	$4,252,247
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	129,460	489,381	65,353	314,982
Net asset value and redemption price per share	$16.86	$10.96	$17.87	$13.50

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya Solution	Voya Solution
	2060 Portfolio	2065 Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$33,450,901	$22,123,737
Investments in unaffiliated underlying funds at fair value**	3,560,702	2,217,371
Cash	58,146	33,967
Cash collateral for futures contracts	9,064	10,232
Receivables:
Fund shares sold	139,237	59,468
Interest	27	18
Variation margin on futures contracts	1,012	1,670
Prepaid expenses	329	202
Reimbursement due from Investment Adviser	5,927	4,663
Other assets	502	114
Total assets	37,225,847	24,451,442

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	123,007	59,171
Payable for investments in unaffiliated underlying funds purchased	335	112
Payable for fund shares redeemed	14,988	–
Payable for investment management fees	6,465	4,233
Payable for distribution and shareholder service fees	8,969	4,916
Payable to directors under the deferred compensation plan (Note 6)	502	114
Payable for directors fees	86	55
Other accrued expenses and liabilities	22,496	17,561
Total liabilities	176,848	86,162
NET ASSETS	$37,048,999	$24,365,280

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$30,681,064	$21,592,058
Total distributable earnings	6,367,935	2,773,222
NET ASSETS	$37,048,999	$24,365,280

* Cost of investments in affiliated underlying funds	$29,225,784	$19,782,785
** Cost of investments in unaffiliated underlying funds	$3,003,606	$1,840,637

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

	Voya Solution	Voya Solution
	2060 Portfolio	2065 Portfolio
Class ADV
Net assets	$12,777,928	$4,546,740
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	977,275	370,566
Net asset value and redemption price per share	$13.08	$12.27

Class I
Net assets	$5,304,266	$4,495,415
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	392,727	379,060
Net asset value and redemption price per share	$13.51	$11.86

Class S
Net assets	$17,985,070	$14,944,498
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,366,009	1,224,766
Net asset value and redemption price per share	$13.17	$12.20

Class S2
Net assets	$981,735	$378,627
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	74,831	30,793
Net asset value and redemption price per share	$13.12	$12.30

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2025 (Unaudited)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	Aggressive	Balanced	Conservative	Income
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$370,670	$1,150,898	$1,301,812	$1,373,876
Dividends from unaffiliated underlying funds	7,353	7,320	100,065	332,117
Interest	1,963	698	1,753	3,386
Other	722	719	383	575
Total investment income	380,708	1,159,635	1,404,013	1,709,954
EXPENSES:
Investment management fees	168,695	166,809	97,586	172,829
Distribution and shareholder service fees:
Class ADV	9,611	24,542	13,849	183,638
Class S	5,544	18,978	12,805	69,727
Class S2	3,508	2,605	4,701	4,424
Transfer agent fees:
Class ADV	3,178	3,195	2,286	18,400
Class I	119,653	43,456	26,525	3,678
Class R6	109	73	40	—
Class S	3,686	4,942	4,226	13,973
Class S2	1,452	424	969	555
Shareholder reporting expense	3,013	2,172	752	3,218
Professional fees	15,851	15,928	8,619	13,110
Custody and accounting expense	6,820	5,792	6,946	5,973
Directors fees	2,342	2,322	1,235	1,841
Miscellaneous expense	8,878	3,820	4,047	6,458
Total expenses	352,340	295,058	184,586	497,824
Waived and reimbursed fees	(118,738)	(5,788)	(26,504)	(41,505)
Net expenses	233,602	289,270	158,082	456,319
Net investment income	147,106	870,365	1,245,931	1,253,635
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	3,939,242	3,055,026	561,840	(763,095)
Sale of unaffiliated underlying funds	(209,656)	(212,077)	(138,098)	59,294
Capital gain distributions from affiliated underlying funds	1,167,559	974,807	—	470,298
Futures	(107,927)	(105,837)	(58,176)	(125,858)
Net realized gain (loss)	4,789,218	3,711,919	365,566	(359,361)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	8,471,153	5,775,336	2,337,730	5,823,716
Unaffiliated underlying funds	31,421	—	242,194	1,309,287
Futures	—	—	—	35,918
Net change in unrealized appreciation (depreciation)	8,502,574	5,775,336	2,579,924	7,168,921
Net realized and unrealized gain	13,291,792	9,487,255	2,945,490	6,809,560
Increase in net assets resulting from operations	$13,438,898	$10,357,620	$4,191,421	$8,063,195

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2025 (Unaudited)

	Voya Solution
	Moderately
	Aggressive	Voya Solution	Voya Solution	Voya Solution
	Portfolio	2025 Portfolio	2030 Portfolio	2035 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,758,247	$3,147,069	$351,076	$2,480,723
Dividends from unaffiliated underlying funds	17,769	855,728	88,755	665,652
Interest	4,513	7,838	945	7,033
Other	1,765	1,454	228	2,190
Total investment income	1,782,294	4,012,089	441,004	3,155,598
EXPENSES:
Investment management fees	405,462	435,146	67,481	618,655
Distribution and shareholder service fees:
Class ADV	56,128	320,436	58,178	375,509
Class S	472,268	260,838	33,361	441,376
Class S2	3,001	13,445	2,136	19,474
Transfer agent fees:
Class ADV	774	27,902	5,829	35,940
Class I	262	5,378	2,366	11,790
Class R6	17	—	—	—
Class S	13,018	45,423	6,686	84,476
Class S2	51	1,463	267	2,329
Shareholder reporting expense	2,872	4,976	253	6,154
Professional fees	36,474	31,615	5,619	44,244
Custody and accounting expense	13,032	11,689	2,848	15,393
Directors fees	5,632	4,641	762	7,086
Miscellaneous expense	13,204	12,709	3,197	15,228
Interest expense	153	—	—	—
Total expenses	1,022,348	1,175,661	188,983	1,677,654
Waived and reimbursed fees	—	(24,427)	(19,206)	(133,134)
Net expenses	1,022,348	1,151,234	169,777	1,544,520
Net investment income	759,946	2,860,855	271,227	1,611,078
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	9,150,769	3,911,573	527,625	2,292,418
Sale of unaffiliated underlying funds	(503,748)	1,101,175	207,564	3,097,405
Capital gain distributions from affiliated underlying funds	2,332,065	1,182,053	262,317	2,388,272
Futures	(248,601)	(319,691)	(36,107)	(318,379)
Net realized gain	10,730,485	5,875,110	961,399	7,459,716
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	17,642,503	10,303,347	2,641,308	30,603,581
Unaffiliated underlying funds	77,706	2,658,344	370,024	3,285,320
Futures	—	87,076	—	—
Net change in unrealized appreciation (depreciation)	17,720,209	13,048,767	3,011,332	33,888,901
Net realized and unrealized gain	28,450,694	18,923,877	3,972,731	41,348,617
Increase in net assets resulting from operations	$29,210,640	$21,784,732	$4,243,958	$42,959,695

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2025 (Unaudited)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2040 Portfolio	2045 Portfolio	2050 Portfolio	2055 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$122,711	$655,009	$23,822	$54,859
Dividends from unaffiliated underlying funds	74,989	540,992	46,869	191,081
Interest	864	7,396	700	2,720
Other	193	1,731	164	645
Total investment income	198,757	1,205,128	71,555	249,305
EXPENSES:
Investment management fees	57,349	490,822	47,139	183,625
Distribution and shareholder service fees:
Class ADV	50,143	282,799	39,181	99,103
Class S	29,180	360,176	24,641	127,066
Class S2	3,908	11,005	2,057	7,746
Transfer agent fees:
Class ADV	7,622	41,999	9,071	19,263
Class I	2,293	14,318	3,805	10,566
Class S	8,871	106,948	11,408	49,396
Class S2	742	2,045	595	1,882
Shareholder reporting expense	366	5,048	362	3,077
Professional fees	5,249	35,387	4,887	14,846
Custody and accounting expense	2,715	12,702	2,715	5,800
Directors fees	648	5,611	542	2,103
Miscellaneous expense	3,655	12,861	3,428	6,243
Total expenses	172,741	1,381,721	149,831	530,716
Waived and reimbursed fees	(32,402)	(233,479)	(31,894)	(78,108)
Net expenses	140,339	1,148,242	117,937	452,608
Net investment income (loss)	58,418	56,886	(46,382)	(203,303)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	647,050	4,051,179	761,113	2,093,965
Sale of unaffiliated underlying funds	46,936	2,587,344	114,464	291,975
Capital gain distributions from affiliated underlying funds	279,132	2,355,645	226,728	876,479
Futures	(2,230)	(50,855)	(5,637)	(20,626)
Net realized gain	970,888	8,943,313	1,096,668	3,241,793
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	2,747,529	27,549,003	2,372,508	9,856,654
Unaffiliated underlying funds	662,914	3,288,781	474,182	2,086,681
Futures	13,905	113,174	10,736	41,919
Net change in unrealized appreciation (depreciation)	3,424,348	30,950,958	2,857,426	11,985,254
Net realized and unrealized gain	4,395,236	39,894,271	3,954,094	15,227,047
Increase in net assets resulting from operations	$4,453,654	$39,951,157	$3,907,712	$15,023,744

See Accompanying Notes to Financial Statements

11

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2025 (Unaudited)

	Voya Solution	Voya Solution
	2060 Portfolio	2065 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$11,248	$4,891
Dividends from unaffiliated underlying funds	39,117	24,250
Interest	609	208
Other	132	81
Total investment income	51,106	29,430
EXPENSES:
Investment management fees	37,724	23,898
Distribution and shareholder service fees:
Class ADV	29,676	10,302
Class S	19,440	15,897
Class S2	1,803	677
Transfer agent fees:
Class ADV	10,193	4,059
Class I	5,150	4,511
Class S	13,355	12,527
Class S2	774	333
Shareholder reporting expense	362	543
Professional fees	4,344	3,258
Custody and accounting expense	2,534	2,007
Directors fees	432	274
Miscellaneous expense	3,411	3,360
Total expenses	129,198	81,646
Waived and reimbursed fees	(35,001)	(27,084)
Net expenses	94,197	54,562
Net investment loss	(43,091)	(25,132)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	740,851	406,327
Sale of unaffiliated underlying funds	69,435	23,414
Capital gain distributions from affiliated underlying funds	176,627	114,505
Futures	(8,012)	(7,308)
Net realized gain	978,901	536,938
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	1,642,352	1,217,641
Unaffiliated underlying funds	413,914	286,842
Futures	8,386	8,398
Net change in unrealized appreciation (depreciation)	2,064,652	1,512,881
Net realized and unrealized gain	3,043,553	2,049,819
Increase in net assets resulting from operations	$3,000,462	$2,024,687

See Accompanying Notes to Financial Statements

12

Statements of Changes in Net Assets

	Voya Solution		Voya Solution
	Aggressive Portfolio		Balanced Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$147,106	$2,332,458	$870,365	$3,614,342
Net realized gain	4,789,218	15,812,154	3,711,919	8,459,198
Net change in unrealized appreciation (depreciation)	8,502,574	(6,869,984)	5,775,336	(1,899,501)
Increase in net assets resulting from operations	13,438,898	11,274,628	10,357,620	10,174,039

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(11,299)	—	—
Class I	—	(761,722)	—	(704,345)
Class R6	—	(152,380)	—	(130,801)
Class S	—	(16,206)	—	(45,686)
Class S2	—	(6,134)	—	(2,051)
Total distributions	—	(947,741)	—	(882,883)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,552,193	11,390,656	7,529,967	14,433,322
Proceeds from shares issued in merger (Note 12)	—	149,184,983	—	133,873,748
Reinvestment of distributions	—	947,741	—	882,883
	8,552,193	161,523,380	7,529,967	149,189,953
Cost of shares redeemed	(11,933,713)	(18,593,848)	(17,933,027)	(18,913,320)
Net increase (decrease) in net assets resulting from capital share transactions	(3,381,520)	142,929,532	(10,403,060)	130,276,633
Net increase (decrease) in net assets	10,057,378	153,256,419	(45,440)	139,567,789

NET ASSETS:
Beginning of year or period	187,926,674	34,670,255	189,844,983	50,277,194
End of year or period	$197,984,052	$187,926,674	$189,799,543	$189,844,983

See Accompanying Notes to Financial Statements

13

Statements of Changes in Net Assets

	Voya Solution		Voya Solution
	Conservative Portfolio		Income Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$1,245,931	$2,401,657	$1,253,635	$4,935,889
Net realized gain (loss)	365,566	909,488	(359,361)	(1,333,106)
Net change in unrealized appreciation (depreciation)	2,579,924	(647,003)	7,168,921	7,062,414
Increase in net assets resulting from operations	4,191,421	2,664,142	8,063,195	10,665,197

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(12,023)	—	(2,344,795)
Class I	—	(255,062)	—	(462,973)
Class R6	—	(74,930)	—	—
Class S	—	(45,141)	—	(1,650,168)
Class S2	—	(6,882)	—	(75,839)
Total distributions	—	(394,038)	—	(4,533,775)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,075,835	14,557,945	4,749,608	7,044,378
Proceeds from shares issued in merger (Note 12)	—	90,838,128	—	—
Reinvestment of distributions	—	394,038	—	4,533,775
	6,075,835	105,790,111	4,749,608	11,578,153
Cost of shares redeemed	(10,964,853)	(18,927,438)	(11,612,009)	(52,757,737)
Net increase (decrease) in net assets resulting from capital share transactions	(4,889,018)	86,862,673	(6,862,401)	(41,179,584)
Net increase (decrease) in net assets	(697,597)	89,132,777	1,200,794	(35,048,162)

NET ASSETS:
Beginning of year or period	99,285,218	10,152,441	148,310,211	183,358,373
End of year or period	$98,587,621	$99,285,218	$149,511,005	$148,310,211

See Accompanying Notes to Financial Statements

14

Statements of Changes in Net Assets

	Voya Solution Moderately
	Aggressive Portfolio		Voya Solution 2025 Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$759,946	$7,380,442	$2,860,855	$9,933,115
Net realized gain	10,730,485	23,858,800	5,875,110	7,667,111
Net change in unrealized appreciation (depreciation)	17,720,209	34,588,046	13,048,767	17,960,654
Increase in net assets resulting from operations	29,210,640	65,827,288	21,784,732	35,560,880

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(491,509)	—	(3,248,567)
Class I	—	(187,712)	—	(627,365)
Class R6	—	(843,234)	—	—
Class S	—	(9,295,743)	—	(4,962,120)
Class S2	—	(33,119)	—	(149,152)
Total distributions	—	(10,851,317)	—	(8,987,204)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,437,395	12,937,976	12,004,130	20,698,074
Reinvestment of distributions	—	10,851,317	—	8,987,204
	8,437,395	23,789,293	12,004,130	29,685,278
Cost of shares redeemed	(38,710,323)	(83,302,641)	(33,682,192)	(122,920,603)
Net decrease in net assets resulting from capital share transactions	(30,272,928)	(59,513,348)	(21,678,062)	(93,235,325)
Net increase (decrease) in net assets	(1,062,288)	(4,537,377)	106,670	(66,661,649)

NET ASSETS:
Beginning of year or period	464,146,108	468,683,485	377,024,944	443,686,593
End of year or period	$463,083,820	$464,146,108	$377,131,614	$377,024,944

See Accompanying Notes to Financial Statements

15

Statements of Changes in Net Assets

	Voya Solution 2030 Portfolio		Voya Solution 2035 Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$271,227	$1,229,276	$1,611,078	$11,196,461
Net realized gain	961,399	3,526,213	7,459,716	17,873,695
Net change in unrealized appreciation (depreciation)	3,011,332	563,119	33,888,901	36,836,469
Increase in net assets resulting from operations	4,243,958	5,318,608	42,959,695	65,906,625

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(376,602)	—	(2,703,713)
Class I	—	(172,550)	—	(890,415)
Class S	—	(383,674)	—	(5,773,495)
Class S2	—	(19,147)	—	(143,445)
Total distributions	—	(951,973)	—	(9,511,068)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,342,898	16,326,183	18,826,721	39,499,446
Reinvestment of distributions	—	951,973	—	9,511,068
	10,342,898	17,278,156	18,826,721	49,010,514
Cost of shares redeemed	(6,033,236)	(17,626,423)	(32,116,737)	(120,896,252)
Net increase (decrease) in net assets resulting from capital share transactions	4,309,662	(348,267)	(13,290,016)	(71,885,738)
Net increase (decrease) in net assets	8,553,620	4,018,368	29,669,679	(15,490,181)

NET ASSETS:
Beginning of year or period	57,522,441	53,504,073	565,344,046	580,834,227
End of year or period	$66,076,061	$57,522,441	$595,013,725	$565,344,046

See Accompanying Notes to Financial Statements

16

Statements of Changes in Net Assets

	Voya Solution 2040 Portfolio		Voya Solution 2045 Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$58,418	$775,544	$56,886	$6,436,150
Net realized gain	970,888	4,011,647	8,943,313	19,511,855
Net change in unrealized appreciation (depreciation)	3,424,348	488,760	30,950,958	35,968,697
Increase in net assets resulting from operations	4,453,654	5,275,951	39,951,157	61,916,702

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(223,408)	—	(1,652,649)
Class I	—	(84,198)	—	(570,115)
Class S	—	(262,034)	—	(3,937,723)
Class S2	—	(21,367)	—	(74,022)
Total distributions	—	(591,007)	—	(6,234,509)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,906,315	13,931,455	14,056,610	30,025,523
Reinvestment of distributions	—	591,007	—	6,234,509
	7,906,315	14,522,462	14,056,610	36,260,032
Cost of shares redeemed	(3,734,710)	(10,067,478)	(23,834,443)	(98,995,923)
Net increase (decrease) in net assets resulting from capital share transactions	4,171,605	4,454,984	(9,777,833)	(62,735,891)
Net increase (decrease) in net assets	8,625,259	9,139,928	30,173,324	(7,053,698)

NET ASSETS:
Beginning of year or period	48,879,957	39,740,029	447,617,336	454,671,034
End of year or period	$57,505,216	$48,879,957	$477,790,660	$447,617,336

See Accompanying Notes to Financial Statements

17

Statements of Changes in Net Assets

	Voya Solution 2050 Portfolio		Voya Solution 2055 Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income (loss)	$(46,382)	$534,466	$(203,303)	$2,045,434
Net realized gain	1,096,668	4,309,728	3,241,793	12,551,465
Net change in unrealized appreciation (depreciation)	2,857,426	579,550	11,985,254	9,497,221
Increase in net assets resulting from operations	3,907,712	5,423,744	15,023,744	24,094,120

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(160,015)	—	(675,917)
Class I	—	(81,815)	—	(318,089)
Class S	—	(203,728)	—	(1,340,499)
Class S2	—	(9,575)	—	(45,878)
Total distributions	—	(455,133)	—	(2,380,383)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,899,456	11,006,672	9,457,415	20,849,516
Reinvestment of distributions	—	455,133	—	2,380,383
	6,899,456	11,461,805	9,457,415	23,229,899
Cost of shares redeemed	(4,420,137)	(10,755,833)	(11,280,497)	(40,706,328)
Net increase (decrease) in net assets resulting from capital share transactions	2,479,319	705,972	(1,823,082)	(17,476,429)
Net increase in net assets	6,387,031	5,674,583	13,200,662	4,237,308

NET ASSETS:
Beginning of year or period	41,564,324	35,889,741	166,998,126	162,760,818
End of year or period	$47,951,355	$41,564,324	$180,198,788	$166,998,126

See Accompanying Notes to Financial Statements

18

Statements of Changes in Net Assets

	Voya Solution 2060 Portfolio		Voya Solution 2065 Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income (loss)	$(43,091)	$419,871	$(25,132)	$258,311
Net realized gain	978,901	3,150,186	536,938	1,843,350
Net change in unrealized appreciation (depreciation)	2,064,652	720,851	1,512,881	283,004
Increase in net assets resulting from operations	3,000,462	4,290,908	2,024,687	2,384,665

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(182,401)	—	(343,925)
Class I	—	(111,643)	—	(426,411)
Class S	—	(221,100)	—	(1,031,004)
Class S2	—	(12,228)	—	(26,225)
Total distributions	—	(527,372)	—	(1,827,565)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,546,454	9,486,417	4,662,823	8,216,563
Reinvestment of distributions	—	527,372	—	1,827,565
	4,546,454	10,013,789	4,662,823	10,044,128
Cost of shares redeemed	(4,539,336)	(8,237,496)	(2,698,269)	(4,277,390)
Net increase in net assets resulting from capital share transactions	7,118	1,776,293	1,964,554	5,766,738
Net increase in net assets	3,007,580	5,539,829	3,989,241	6,323,838

NET ASSETS:
Beginning of year or period	34,041,419	28,501,590	20,376,039	14,052,201
End of year or period	$37,048,999	$34,041,419	$24,365,280	$20,376,039

See Accompanying Notes to Financial Statements

19

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution Aggressive Portfolio
Class ADV
06-30-25+	14.43	(0.02	)•	1.03	1.01	—	—	—	—	—	15.44	7.00	0.89	0.73	0.73	(0.32)	4,219	19
12-31-24	12.39	0.22	•	1.86	2.08	—	0.04	—	0.04	—	14.43	16.83	0.92	0.82	0.82	1.63	3,840	31
12-31-23	10.95	0.10	•	2.12	2.22	0.25	0.53	—	0.78	—	12.39	20.63	1.00	0.87	0.87	0.85	3,455	41
12-31-22	16.45	0.07	•	(3.23)	(3.16)	0.32	2.02	—	2.34	—	10.95	(20.13)	0.94	0.86	0.86	0.56	3,524	93
12-31-21	13.91	0.06	•	2.62	2.68	0.14	—	—	0.14	—	16.45	19.31	0.93	0.81	0.81	0.37	4,406	58
12-31-20	13.08	0.10		1.76	1.86	0.15	0.88	—	1.03	—	13.91	15.53	1.00	0.81	0.81	0.64	3,744	85
Class I
06-30-25+	14.99	0.01	•	1.08	1.09	—	—	—	—	—	16.08	7.27	0.39	0.23	0.23	0.18	154,132	19
12-31-24	12.83	0.32	•	1.91	2.23	0.03	0.04	—	0.07	—	14.99	17.47	0.37	0.25	0.25	2.20	147,459	31
12-31-23	11.33	0.16	•	2.19	2.35	0.32	0.53	—	0.85	—	12.83	21.21	0.50	0.37	0.37	1.35	1,379	41
12-31-22	16.92	0.17	•	(3.35)	(3.18)	0.39	2.02	—	2.41	—	11.33	(19.67)	0.44	0.36	0.36	1.34	966	93
12-31-21	14.29	0.13	•	2.70	2.83	0.20	—	—	0.20	—	16.92	19.87	0.43	0.31	0.31	0.82	488	58
12-31-20	13.42	0.12	•	1.85	1.97	0.22	0.88	—	1.10	—	14.29	16.09	0.50	0.31	0.31	0.94	294	85
Class R6
06-30-25+	15.00	0.01	•	1.09	1.10	—	—	—	—	—	16.10	7.33	0.22	0.22	0.22	0.19	33,553	19
12-31-24	12.84	0.31	•	1.92	2.23	0.03	0.04	—	0.07	—	15.00	17.45	0.24	0.24	0.24	2.21	30,362	31
12-31-23	11.33	0.17	•	2.20	2.37	0.33	0.53	—	0.86	—	12.84	21.32	0.30	0.30	0.30	1.42	26,323	41
12-31-22	16.92	0.15	•	(3.33)	(3.18)	0.39	2.02	—	2.41	—	11.33	(19.67)	0.32	0.32	0.32	1.14	20,169	93
12-31-21	14.29	0.15	•	2.68	2.83	0.20	—	—	0.20	—	16.92	19.86	0.33	0.31	0.31	0.94	21,062	58
12-31-20	13.41	0.16	•	1.82	1.98	0.22	0.88	—	1.10	—	14.29	16.19	0.38	0.31	0.31	1.23	16,188	85
Class S
06-30-25+	14.75	(0.01	)•	1.07	1.06	—	—	—	—	—	15.81	7.19	0.64	0.48	0.48	(0.07)	4,284	19
12-31-24	12.65	0.27	•	1.88	2.15	0.01	0.04	—	0.05	—	14.75	17.07	0.65	0.54	0.54	1.91	4,502	31
12-31-23	11.15	0.13	•	2.16	2.29	0.26	0.53	—	0.79	—	12.65	20.90	0.75	0.62	0.62	1.10	1,658	41
12-31-22	16.69	0.08	•	(3.25)	(3.17)	0.35	2.02	—	2.37	—	11.15	(19.89)	0.69	0.61	0.61	0.57	2,590	93
12-31-21	14.10	0.10	•	2.66	2.76	0.17	—	—	0.17	—	16.69	19.62	0.68	0.56	0.56	0.64	4,426	58
12-31-20	13.25	0.10	•	1.82	1.92	0.19	0.88	—	1.07	—	14.10	15.83	0.75	0.56	0.56	0.80	3,666	85
Class S2
06-30-25+	14.30	(0.02	)•	1.04	1.02	—	—	—	—	—	15.32	7.13	0.79	0.63	0.63	(0.22)	1,795	19
12-31-24	12.27	0.23		1.84	2.07	—	0.04	—	0.04	—	14.30	16.91	0.82	0.72	0.72	1.73	1,765	31
12-31-23	10.88	0.11	•	2.09	2.20	0.28	0.53	—	0.81	—	12.27	20.64	0.90	0.77	0.77	0.95	1,855	41
12-31-22	16.36	0.08	•	(3.20)	(3.12)	0.34	2.02	—	2.36	—	10.88	(20.00)	0.84	0.76	0.76	0.63	1,354	93
12-31-21	13.81	0.06	•	2.62	2.68	0.13	—	—	0.13	—	16.36	19.42	0.83	0.71	0.71	0.37	1,434	58
12-31-20	13.01	0.10	•	1.76	1.86	0.18	0.88	—	1.06	—	13.81	15.70	0.90	0.71	0.71	0.80	2,038	85
Voya Solution Balanced Portfolio
Class ADV
06-30-25+	9.31	0.02	•	0.49	0.51	—	—	—	—	—	9.82	5.48	0.78	0.77	0.77	0.49	9,293	15
12-31-24	8.31	0.23	•	0.77	1.00	—	—	—	—	—	9.31	12.03	0.80	0.80	0.80	2.62	10,279	25
12-31-23	7.98	0.12	•	1.09	1.21	0.32	0.56	—	0.88	—	8.31	15.66	0.83	0.83	0.83	1.45	8,830	37
12-31-22	11.48	0.08	•	(2.05)	(1.97)	0.35	1.18	—	1.53	—	7.98	(18.03)	0.84	0.84	0.84	0.83	8,837	87
12-31-21	10.26	0.10	•	1.29	1.39	0.17	—	—	0.17	—	11.48	13.63	0.86	0.80	0.80	0.92	10,713	50
12-31-20	9.74	0.11	•	1.06	1.17	0.17	0.48	—	0.65	—	10.26	12.75	0.89	0.81	0.81	1.22	9,774	79
Class I
06-30-25+	9.84	0.05	•	0.51	0.56	—	—	—	—	—	10.40	5.69	0.28	0.27	0.27	0.99	138,285	15
12-31-24	8.78	0.31	•	0.80	1.11	0.05	—	—	0.05	—	9.84	12.66	0.26	0.26	0.26	3.15	137,700	25
12-31-23	8.39	0.17	•	1.15	1.32	0.37	0.56	—	0.93	—	8.78	16.25	0.33	0.33	0.33	1.95	4,154	37

See Accompanying Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution Balanced Portfolio (continued)
Class I (continued)
12-31-22	11.98	0.14	•	(2.15)	(2.01)	0.40	1.18	—	1.58	—	8.39	(17.61)	0.34	0.34	0.34	1.43	3,906	87
12-31-21	10.70	0.17	•	1.34	1.51	0.23	—	—	0.23	—	11.98	14.15	0.36	0.30	0.30	1.49	3,831	50
12-31-20	10.14	0.18	•	1.09	1.27	0.23	0.48	—	0.71	—	10.70	13.30	0.39	0.31	0.31	1.88	3,224	79
Class R6
06-30-25+	9.85	0.05	•	0.52	0.57	—	—	—	—	—	10.42	5.79	0.21	0.21	0.21	1.04	26,000	15
12-31-24	8.78	0.30	•	0.82	1.12	0.05	—	—	0.05	—	9.85	12.78	0.24	0.24	0.24	3.18	25,058	25
12-31-23	8.39	0.17	•	1.15	1.32	0.37	0.56	—	0.93	—	8.78	16.30	0.27	0.27	0.27	2.01	21,849	37
12-31-22	11.98	0.14	•	(2.15)	(2.01)	0.40	1.18	—	1.58	—	8.39	(17.61)	0.29	0.29	0.29	1.39	19,887	87
12-31-21	10.70	0.16	•	1.35	1.51	0.23	—	—	0.23	—	11.98	14.15	0.30	0.30	0.30	1.42	24,204	50
12-31-20	10.14	0.17	•	1.10	1.27	0.23	0.48	—	0.71	—	10.70	13.30	0.32	0.31	0.31	1.77	22,189	79
Class S
06-30-25+	9.48	0.03	•	0.50	0.53	—	—	—	—	—	10.01	5.59	0.53	0.52	0.52	0.74	14,878	15
12-31-24	8.46	0.26	•	0.79	1.05	0.03	—	—	0.03	—	9.48	12.37	0.55	0.55	0.55	2.87	15,479	25
12-31-23	8.10	0.14	•	1.12	1.26	0.34	0.56	—	0.90	—	8.46	16.07	0.58	0.58	0.58	1.70	14,310	37
12-31-22	11.63	0.09	•	(2.07)	(1.98)	0.37	1.18	—	1.55	—	8.10	(17.90)	0.59	0.59	0.59	1.00	15,078	87
12-31-21	10.39	0.13	•	1.31	1.44	0.20	—	—	0.20	—	11.63	13.96	0.61	0.55	0.55	1.18	24,044	50
12-31-20	9.87	0.16		1.04	1.20	0.20	0.48	—	0.68	—	10.39	12.95	0.64	0.56	0.56	1.49	19,713	79
Class S2
06-30-25+	9.45	0.03	•	0.50	0.53	—	—	—	—	—	9.98	5.61	0.68	0.67	0.67	0.59	1,344	15
12-31-24	8.44	0.25	•	0.77	1.02	0.01	—	—	0.01	—	9.45	12.15	0.70	0.70	0.70	2.72	1,328	25
12-31-23	8.09	0.13	•	1.11	1.24	0.33	0.56	—	0.89	—	8.44	15.84	0.73	0.73	0.73	1.55	1,135	37
12-31-22	11.60	0.09	•	(2.08)	(1.99)	0.34	1.18	—	1.52	—	8.09	(17.99)	0.74	0.74	0.74	0.96	1,091	87
12-31-21	10.34	0.11	•	1.31	1.42	0.16	—	—	0.16	—	11.60	13.80	0.76	0.70	0.70	1.00	1,556	50
12-31-20	9.83	0.11	•	1.08	1.19	0.20	0.48	—	0.68	—	10.34	12.81	0.79	0.71	0.71	1.22	1,621	79
Voya Solution Conservative Portfolio
Class ADV
06-30-25+	10.14	0.11	•	0.31	0.42	—	—	—	—	—	10.56	4.14	0.83	0.76	0.76	2.10	5,726	20
12-31-24	9.58	0.41	•	0.17	0.58	0.02	—	—	0.02	—	10.14	6.08	0.83	0.76	0.76	4.11	5,547	35
12-31-23	9.19	0.22	•	0.57	0.79	0.27	0.13	—	0.40	—	9.58	8.79	0.99	0.74	0.74	2.40	2,751	58
12-31-22	11.96	0.13	•	(1.72)	(1.59)	0.35	0.83	—	1.18	—	9.19	(13.78)	0.97	0.74	0.74	1.31	3,388	80
12-31-21	11.80	0.17	•	0.45	0.62	0.27	0.19	—	0.46	—	11.96	5.26	0.95	0.69	0.69	1.42	4,030	54
12-31-20	11.24	0.21	•	0.84	1.05	0.28	0.21	—	0.49	—	11.80	9.59	0.95	0.70	0.70	1.90	4,658	91
Class I
06-30-25+	10.27	0.13	•	0.32	0.45	—	—	—	—	—	10.72	4.38	0.33	0.26	0.26	2.60	64,210	20
12-31-24	9.67	0.47	•	0.17	0.64	0.04	—	—	0.04	—	10.27	6.62	0.33	0.26	0.26	4.60	65,050	35
12-31-23	9.28	0.27	•	0.57	0.84	0.32	0.13	—	0.45	—	9.67	9.32	0.49	0.24	0.24	2.90	445	58
12-31-22	12.07	0.18	•	(1.74)	(1.56)	0.40	0.83	—	1.23	—	9.28	(13.36)	0.47	0.24	0.24	1.73	415	80
12-31-21	11.92	0.27	•	0.42	0.69	0.35	0.19	—	0.54	—	12.07	5.85	0.45	0.19	0.19	2.24	913	54
12-31-20	11.41	0.24	•	0.86	1.10	0.38	0.21	—	0.59	—	11.92	9.99	0.45	0.20	0.20	2.17	238	91
Class R6
06-30-25+	10.26	0.13	•	0.32	0.45	—	—	—	—	—	10.71	4.39	0.24	0.24	0.24	2.62	16,498	20
12-31-24	9.66	0.47	•	0.18	0.65	0.05	—	—	0.05	—	10.26	6.72	0.24	0.24	0.24	4.62	15,292	35
12-31-23	9.28	0.27	•	0.56	0.83	0.32	0.13	—	0.45	—	9.66	9.26	0.41	0.24	0.24	2.90	4,641	58
12-31-22	12.07	0.19	•	(1.74)	(1.55)	0.41	0.83	—	1.24	—	9.28	(13.34)	0.39	0.24	0.24	1.84	9,008	80
12-31-21	11.93	0.24	•	0.44	0.68	0.35	0.19	—	0.54	—	12.07	5.77	0.37	0.19	0.19	1.95	9,365	54
12-31-20	11.41	0.28	•	0.83	1.11	0.38	0.21	—	0.59	—	11.93	10.09	0.39	0.20	0.20	2.46	7,547	91
Class S
06-30-25+	10.18	0.12	•	0.32	0.44	—	—	—	—	—	10.62	4.32	0.58	0.51	0.51	2.35	9,665	20

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution Conservative Portfolio (continued)
Class S (continued)
12-31-24	9.62	0.44	•	0.16	0.60	0.04	—	—	0.04	—	10.18	6.22	0.58	0.51	0.51	4.36	11,105	35
12-31-23	9.23	0.25	•	0.57	0.82	0.30	0.13	—	0.43	—	9.62	9.12	0.74	0.49	0.49	2.65	1,654	58
12-31-22	12.01	0.16	•	(1.74)	(1.58)	0.37	0.83	—	1.20	—	9.23	(13.60)	0.72	0.49	0.49	1.57	1,782	80
12-31-21	11.87	0.20	•	0.45	0.65	0.32	0.19	—	0.51	—	12.01	5.52	0.70	0.44	0.44	1.67	2,203	54
12-31-20	11.34	0.24	•	0.84	1.08	0.34	0.21	—	0.55	—	11.87	9.83	0.70	0.45	0.45	2.14	2,215	91
Class S2
06-30-25+	10.04	0.11	•	0.31	0.42	—	—	—	—	—	10.46	4.18	0.73	0.66	0.66	2.20	2,489	20
12-31-24	9.48	0.42	•	0.17	0.59	0.03	—	—	0.03	—	10.04	6.24	0.73	0.66	0.66	4.21	2,291	35
12-31-23	9.09	0.23	•	0.55	0.78	0.26	0.13	—	0.39	—	9.48	8.88	0.89	0.64	0.64	2.50	662	58
12-31-22	11.85	0.15	•	(1.72)	(1.57)	0.36	0.83	—	1.19	—	9.09	(13.75)	0.87	0.64	0.64	1.47	1,241	80
12-31-21	11.73	0.18	•	0.44	0.62	0.31	0.19	—	0.50	—	11.85	5.34	0.85	0.59	0.59	1.53	1,237	54
12-31-20	11.25	0.24	•	0.82	1.06	0.37	0.21	—	0.58	—	11.73	9.69	0.85	0.60	0.60	2.19	1,438	91
Voya Solution Income Portfolio
Class ADV
06-30-25+	10.20	0.08	•	0.49	0.57	—	—	—	—	—	10.77	5.59	0.83	0.77	0.77	1.57	75,240	11
12-31-24	9.88	0.28	•	0.30	0.58	0.26	—	—	0.26	—	10.20	5.90	0.81	0.76	0.76	2.77	75,150	35
12-31-23	9.29	0.21	•	0.74	0.95	0.27	0.09	—	0.36	—	9.88	10.47	0.80	0.75	0.75	2.19	96,456	35
12-31-22	12.75	0.13	•	(1.99)	(1.86)	0.43	1.17	—	1.60	—	9.29	(15.32)	0.80	0.75	0.75	1.26	103,030	47
12-31-21	12.81	0.17	•	0.62	0.79	0.36	0.49	—	0.85	—	12.75	6.16	0.81	0.72	0.72	1.29	144,001	35
12-31-20	11.76	0.21	•	1.13	1.34	0.26	0.03	—	0.29	—	12.81	11.61	0.81	0.71	0.71	1.75	150,215	50
Class I
06-30-25+	10.52	0.11	•	0.51	0.62	—	—	—	—	—	11.14	5.89	0.33	0.27	0.27	2.07	14,741	11
12-31-24	10.18	0.34	•	0.31	0.65	0.31	—	—	0.31	—	10.52	6.47	0.31	0.26	0.26	3.27	14,861	35
12-31-23	9.58	0.27	•	0.75	1.02	0.33	0.09	—	0.42	—	10.18	10.91	0.30	0.25	0.25	2.69	19,608	35
12-31-22	13.10	0.19	•	(2.04)	(1.85)	0.50	1.17	—	1.67	—	9.58	(14.82)	0.30	0.25	0.25	1.75	28,449	47
12-31-21	13.13	0.23	•	0.64	0.87	0.41	0.49	—	0.90	—	13.10	6.69	0.31	0.22	0.22	1.77	40,086	35
12-31-20	12.05	0.26	•	1.18	1.44	0.33	0.03	—	0.36	—	13.13	12.18	0.31	0.21	0.21	2.15	46,389	50
Class S
06-30-25+	10.42	0.10	•	0.50	0.60	—	—	—	—	—	11.02	5.76	0.58	0.52	0.52	1.82	57,276	11
12-31-24	10.08	0.31	•	0.32	0.63	0.29	—	—	0.29	—	10.42	6.23	0.56	0.51	0.51	3.02	56,011	35
12-31-23	9.49	0.24	•	0.74	0.98	0.30	0.09	—	0.39	—	10.08	10.57	0.55	0.50	0.50	2.44	64,105	35
12-31-22	12.98	0.17	•	(2.03)	(1.86)	0.46	1.17	—	1.63	—	9.49	(15.01)	0.55	0.50	0.50	1.53	71,665	47
12-31-21	13.03	0.20	•	0.63	0.83	0.39	0.49	—	0.88	—	12.98	6.37	0.56	0.47	0.47	1.52	93,573	35
12-31-20	11.95	0.24	•	1.16	1.40	0.29	0.03	—	0.32	—	13.03	11.94	0.56	0.46	0.46	2.00	105,135	50
Class S2
06-30-25+	10.09	0.08	•	0.49	0.57	—	—	—	—	—	10.66	5.65	0.73	0.67	0.67	1.67	2,254	11
12-31-24	9.77	0.29	•	0.30	0.59	0.27	—	—	0.27	—	10.09	6.06	0.71	0.66	0.66	2.87	2,288	35
12-31-23	9.20	0.22	•	0.72	0.94	0.28	0.09	—	0.37	—	9.77	10.47	0.70	0.65	0.65	2.29	3,119	35
12-31-22	12.62	0.14	•	(1.97)	(1.83)	0.42	1.17	—	1.59	—	9.20	(15.17)	0.70	0.65	0.65	1.28	3,259	47
12-31-21	12.70	0.18	•	0.61	0.79	0.38	0.49	—	0.87	—	12.62	6.25	0.71	0.62	0.62	1.43	5,629	35
12-31-20	11.65	0.22	•	1.12	1.34	0.26	0.03	—	0.29	—	12.70	11.74	0.71	0.61	0.61	1.84	5,194	50
Voya Solution Moderately Aggressive Portfolio
Class ADV
06-30-25+	12.17	0.00	*•	0.80	0.80	—	—	—	—	—	12.97	6.57	0.72	0.72	0.72	0.08	23,380	16
12-31-24	10.86	0.15	•	1.42	1.57	0.14	0.12	—	0.26	—	12.17	14.54	0.74	0.74	0.74	1.30	23,102	29
12-31-23	10.06	0.12	•	1.66	1.78	0.34	0.64	—	0.98	—	10.86	18.23	0.75	0.75	0.75	1.11	21,532	26
12-31-22	14.96	0.09	•	(2.80)	(2.71)	0.41	1.78	—	2.19	—	10.06	(19.01)	0.77	0.77	0.77	0.74	20,306	71
12-31-21	12.98	0.09	•	2.09	2.18	0.20	—	—	0.20	—	14.96	16.87	0.78	0.81	0.81	0.66	26,263	41

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution Moderately Aggressive Portfolio (continued)
Class ADV (continued)
12-31-20	12.54	0.14		1.40	1.54	0.21	0.89	—	1.10	—	12.98	13.59	0.77	0.81	0.81	1.03	24,171	47
Class I
06-30-25+	12.57	0.04	•	0.81	0.85	—	—	—	—	—	13.42	6.76	0.22	0.22	0.22	0.58	7,972	16
12-31-24	11.20	0.22	•	1.46	1.68	0.19	0.12	—	0.31	—	12.57	15.14	0.24	0.24	0.24	1.79	7,718	29
12-31-23	10.35	0.17	•	1.72	1.89	0.40	0.64	—	1.04	—	11.20	18.85	0.25	0.25	0.25	1.61	5,819	26
12-31-22	15.33	0.17	•	(2.89)	(2.72)	0.48	1.78	—	2.26	—	10.35	(18.60)	0.27	0.27	0.27	1.37	4,576	71
12-31-21	13.29	0.17	•	2.14	2.31	0.27	—	—	0.27	—	15.33	17.42	0.28	0.31	0.31	1.19	5,090	41
12-31-20	12.81	0.18	•	1.46	1.64	0.27	0.89	—	1.16	—	13.29	14.23	0.27	0.31	0.31	1.54	4,726	47
Class R6
06-30-25+	12.55	0.04	•	0.82	0.86	—	—	—	—	—	13.41	6.85	0.21	0.21	0.21	0.58	42,234	16
12-31-24	11.18	0.22	•	1.46	1.68	0.19	0.12	—	0.31	—	12.55	15.16	0.23	0.23	0.23	1.80	36,538	29
12-31-23	10.34	0.17	•	1.71	1.88	0.40	0.64	—	1.04	—	11.18	18.77	0.24	0.24	0.24	1.62	32,231	26
12-31-22	15.32	0.16	•	(2.87)	(2.71)	0.49	1.78	—	2.27	—	10.34	(18.61)	0.27	0.27	0.27	1.30	26,694	71
12-31-21	13.28	0.18	•	2.13	2.31	0.27	—	—	0.27	—	15.32	17.44	0.27	0.30	0.30	1.25	30,360	41
12-31-20	12.80	0.19	•	1.45	1.64	0.27	0.89	—	1.16	—	13.28	14.24	0.26	0.30	0.30	1.58	23,965	47
Class S
06-30-25+	12.36	0.02	•	0.81	0.83	—	—	—	—	—	13.19	6.72	0.47	0.47	0.47	0.33	387,888	16
12-31-24	11.02	0.18	•	1.44	1.62	0.16	0.12	—	0.28	—	12.36	14.82	0.49	0.49	0.49	1.55	395,276	29
12-31-23	10.19	0.14	•	1.70	1.84	0.37	0.64	—	1.01	—	11.02	18.61	0.50	0.50	0.50	1.36	407,787	26
12-31-22	15.13	0.12	•	(2.84)	(2.72)	0.44	1.78	—	2.22	—	10.19	(18.87)	0.52	0.52	0.52	0.97	396,000	71
12-31-21	13.12	0.13	•	2.11	2.24	0.23	—	—	0.23	—	15.13	17.16	0.53	0.56	0.56	0.89	562,208	41
12-31-20	12.66	0.17		1.42	1.59	0.24	0.89	—	1.13	—	13.12	13.92	0.52	0.56	0.56	1.27	552,268	47
Class S2
06-30-25+	12.37	0.01	•	0.81	0.82	—	—	—	—	—	13.19	6.63	0.62	0.62	0.62	0.18	1,609	16
12-31-24	11.04	0.17	•	1.43	1.60	0.15	0.12	—	0.27	—	12.37	14.63	0.64	0.64	0.64	1.39	1,512	29
12-31-23	10.21	0.13	•	1.69	1.82	0.35	0.64	—	0.99	—	11.04	18.42	0.65	0.65	0.65	1.21	1,315	26
12-31-22	15.13	0.09	•	(2.82)	(2.73)	0.41	1.78	—	2.19	—	10.21	(18.98)	0.67	0.67	0.67	0.74	998	71
12-31-21	13.14	0.12	•	2.10	2.22	0.23	—	—	0.23	—	15.13	16.99	0.68	0.71	0.71	0.84	1,851	41
12-31-20	12.69	0.16	•	1.41	1.57	0.23	0.89	—	1.12	—	13.14	13.70	0.67	0.71	0.71	1.32	1,280	47
Voya Solution 2025 Portfolio
Class ADV
06-30-25+	9.58	0.07	•	0.50	0.57	—	—	—	—	—	10.15	5.95	0.82	0.80	0.80	1.38	129,350	15
12-31-24	9.02	0.21	•	0.54	0.75	0.19	—	—	0.19	—	9.58	8.38	0.81	0.79	0.79	2.20	134,800	42
12-31-23	8.30	0.16	•	0.94	1.10	0.22	0.16	—	0.38	—	9.02	13.43	0.79	0.77	0.77	1.83	168,233	33
12-31-22	12.44	0.11	•	(2.18)	(2.07)	0.44	1.63	—	2.07	—	8.30	(17.69)	0.80	0.74	0.74	1.16	170,434	53
12-31-21	12.12	0.14	•	1.10	1.24	0.33	0.59	—	0.92	—	12.44	10.40	0.81	0.70	0.70	1.16	234,207	36
12-31-20	11.37	0.15	•	1.29	1.44	0.21	0.48	—	0.69	—	12.12	13.30	0.80	0.71	0.71	1.38	246,302	60
Class I
06-30-25+	10.00	0.09	•	0.53	0.62	—	—	—	—	—	10.62	6.20	0.32	0.30	0.30	1.88	25,523	15
12-31-24	9.41	0.27	•	0.56	0.83	0.24	—	—	0.24	—	10.00	8.88	0.31	0.29	0.29	2.70	25,660	42
12-31-23	8.65	0.21	•	0.98	1.19	0.27	0.16	—	0.43	—	9.41	13.98	0.29	0.27	0.27	2.33	36,195	33
12-31-22	12.88	0.17	•	(2.26)	(2.09)	0.51	1.63	—	2.14	—	8.65	(17.24)	0.30	0.24	0.24	1.68	50,063	53
12-31-21	12.50	0.21	•	1.14	1.35	0.38	0.59	—	0.97	—	12.88	10.96	0.31	0.20	0.20	1.61	64,534	36
12-31-20	11.71	0.20	•	1.34	1.54	0.27	0.48	—	0.75	—	12.50	13.85	0.30	0.21	0.21	1.71	77,673	60
Class S
06-30-25+	9.80	0.08	•	0.52	0.60	—	—	—	—	—	10.40	6.12	0.57	0.55	0.55	1.63	215,187	15
12-31-24	9.23	0.24	•	0.55	0.79	0.22	—	—	0.22	—	9.80	8.57	0.56	0.54	0.54	2.45	210,075	42
12-31-23	8.49	0.18	•	0.96	1.14	0.24	0.16	—	0.40	—	9.23	13.68	0.54	0.52	0.52	2.08	231,648	33

See Accompanying Notes to Financial Statements

23

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution 2025 Portfolio (continued)
Class S (continued)
12-31-22	12.68	0.15	•	(2.24)	(2.09)	0.47	1.63	—	2.10	—	8.49	(17.46)	0.55	0.49	0.49	1.43	232,558	53
12-31-21	12.34	0.18	•	1.12	1.30	0.37	0.59	—	0.96	—	12.68	10.67	0.56	0.45	0.45	1.43	303,656	36
12-31-20	11.57	0.21		1.28	1.49	0.24	0.48	—	0.72	—	12.34	13.54	0.55	0.46	0.46	1.65	299,333	60
Class S2
06-30-25+	9.39	0.07	•	0.50	0.57	—	—	—	—	—	9.96	6.07	0.72	0.70	0.70	1.48	7,071	15
12-31-24	8.85	0.21	•	0.53	0.74	0.20	—	—	0.20	—	9.39	8.44	0.71	0.69	0.69	2.30	6,490	42
12-31-23	8.15	0.16	•	0.93	1.09	0.23	0.16	—	0.39	—	8.85	13.52	0.69	0.67	0.67	1.93	7,316	33
12-31-22	12.26	0.12	•	(2.15)	(2.03)	0.45	1.63	—	2.08	—	8.15	(17.59)	0.70	0.64	0.64	1.21	7,321	53
12-31-21	11.97	0.16	•	1.08	1.24	0.36	0.59	—	0.95	—	12.26	10.49	0.71	0.60	0.60	1.33	11,469	36
12-31-20	11.23	0.16	•	1.27	1.43	0.21	0.48	—	0.69	—	11.97	13.42	0.70	0.61	0.61	1.47	9,493	60
Voya Solution 2030 Portfolio
Class ADV
06-30-25+	14.29	0.05	•	0.94	0.99	—	—	—	—	—	15.28	6.93	0.82	0.75	0.75	0.71	24,310	17
12-31-24	13.21	0.28	•	1.02	1.30	0.22	—	—	0.22	—	14.29	9.93	0.82	0.76	0.76	2.04	23,327	48
12-31-23	11.95	0.22	•	1.59	1.81	0.33	0.22	—	0.55	—	13.21	15.36	0.82	0.74	0.74	1.76	23,214	62
12-31-22	18.03	0.17	•	(3.25)	(3.08)	0.61	2.39	—	3.00	—	11.95	(18.09)	0.85	0.70	0.70	1.16	20,852	83
12-31-21	16.46	0.20	•	1.81	2.01	0.27	0.17	—	0.44	—	18.03	12.26	0.90	0.67	0.67	1.15	25,214	54
12-31-20	15.30	0.18	•	1.86	2.04	0.23	0.65	—	0.88	—	16.46	13.99	0.94	0.71	0.71	1.24	22,015	90
Class I
06-30-25+	14.96	0.09	•	0.98	1.07	—	—	—	—	—	16.03	7.15	0.32	0.25	0.25	1.21	9,764	17
12-31-24	13.80	0.37	•	1.08	1.45	0.29	—	—	0.29	—	14.96	10.57	0.32	0.26	0.26	2.54	9,145	48
12-31-23	12.47	0.30	•	1.65	1.95	0.40	0.22	—	0.62	—	13.80	15.89	0.32	0.24	0.24	2.26	10,587	62
12-31-22	18.68	0.24	•	(3.36)	(3.12)	0.70	2.39	—	3.09	—	12.47	(17.69)	0.35	0.20	0.20	1.59	9,992	83
12-31-21	17.02	0.28	•	1.88	2.16	0.33	0.17	—	0.50	—	18.68	12.80	0.40	0.17	0.17	1.57	12,248	54
12-31-20	15.77	0.26	•	1.93	2.19	0.29	0.65	—	0.94	—	17.02	14.61	0.44	0.21	0.21	1.69	13,812	90
Class S
06-30-25+	14.78	0.07	•	0.97	1.04	—	—	—	—	—	15.82	7.04	0.57	0.50	0.50	0.96	30,846	17
12-31-24	13.65	0.33	•	1.06	1.39	0.26	—	—	0.26	—	14.78	10.24	0.57	0.51	0.51	2.29	24,034	48
12-31-23	12.34	0.26	•	1.63	1.89	0.36	0.22	—	0.58	—	13.65	15.56	0.57	0.49	0.49	2.01	18,676	62
12-31-22	18.51	0.21	•	(3.34)	(3.13)	0.65	2.39	—	3.04	—	12.34	(17.87)	0.60	0.45	0.45	1.43	16,853	83
12-31-21	16.89	0.24	•	1.86	2.10	0.31	0.17	—	0.48	—	18.51	12.49	0.65	0.42	0.42	1.35	18,032	54
12-31-20	15.66	0.23	•	1.91	2.14	0.26	0.65	—	0.91	—	16.89	14.34	0.69	0.46	0.46	1.54	17,584	90
Class S2
06-30-25+	14.53	0.06	•	0.95	1.01	—	—	—	—	—	15.54	6.95	0.72	0.65	0.65	0.81	1,156	17
12-31-24	13.43	0.30	•	1.05	1.35	0.25	—	—	0.25	—	14.53	10.11	0.72	0.66	0.66	2.14	1,017	48
12-31-23	12.14	0.24	•	1.61	1.85	0.34	0.22	—	0.56	—	13.43	15.42	0.72	0.64	0.64	1.86	1,023	62
12-31-22	18.22	0.15	•	(3.25)	(3.10)	0.59	2.39	—	2.98	—	12.14	(18.01)	0.75	0.60	0.60	1.01	677	83
12-31-21	16.66	0.27	•	1.77	2.04	0.31	0.17	—	0.48	—	18.22	12.35	0.80	0.57	0.57	1.53	1,596	54
12-31-20	15.46	0.22	•	1.87	2.09	0.24	0.65	—	0.89	—	16.66	14.17	0.84	0.61	0.61	1.47	642	90
Voya Solution 2035 Portfolio
Class ADV
06-30-25+	10.25	0.02	•	0.76	0.78	—	—	—	—	—	11.03	7.61	0.80	0.75	0.75	0.37	155,776	13
12-31-24	9.33	0.17	•	0.90	1.07	0.15	—	—	0.15	—	10.25	11.50	0.80	0.75	0.75	1.71	154,855	32
12-31-23	8.49	0.14	•	1.31	1.45	0.30	0.31	—	0.61	—	9.33	17.38	0.80	0.72	0.72	1.52	175,986	33
12-31-22	13.07	0.12	•	(2.45)	(2.33)	0.44	1.81	—	2.25	—	8.49	(18.84)	0.81	0.68	0.68	1.12	163,697	69
12-31-21	12.20	0.14	•	1.53	1.67	0.26	0.54	—	0.80	—	13.07	13.81	0.83	0.65	0.65	1.05	219,940	42
12-31-20	11.63	0.13		1.39	1.52	0.19	0.76	—	0.95	—	12.20	14.13	0.81	0.69	0.69	0.96	220,485	65

See Accompanying Notes to Financial Statements

24

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution 2035 Portfolio (continued)
Class I
06-30-25+	10.73	0.34	•	0.51	0.85	—	—	—	—	—	11.58	7.92	0.30	0.25	0.25	6.31	50,932	13
12-31-24	9.76	0.23	•	0.93	1.16	0.19	—	—	0.19	—	10.73	12.01	0.30	0.25	0.25	2.21	50,131	32
12-31-23	8.86	0.19	•	1.37	1.56	0.35	0.31	—	0.66	—	9.76	17.98	0.30	0.22	0.22	2.02	55,330	33
12-31-22	13.54	0.18	•	(2.54)	(2.36)	0.51	1.81	—	2.32	—	8.86	(18.39)	0.31	0.18	0.18	1.68	65,455	69
12-31-21	12.59	0.20	•	1.59	1.79	0.30	0.54	—	0.84	—	13.54	14.35	0.33	0.15	0.15	1.48	78,910	42
12-31-20	11.98	0.15	•	1.47	1.62	0.25	0.76	—	1.01	—	12.59	14.65	0.31	0.19	0.19	1.30	93,880	65
Class S
06-30-25+	10.51	(0.01	)•	0.83	0.82	—	—	—	—	—	11.33	7.80	0.55	0.50	0.50	(0.14)	377,778	13
12-31-24	9.56	0.20	•	0.92	1.12	0.17	—	—	0.17	—	10.51	11.79	0.55	0.50	0.50	1.96	350,794	32
12-31-23	8.69	0.16	•	1.34	1.50	0.32	0.31	—	0.63	—	9.56	17.64	0.55	0.47	0.47	1.77	338,635	33
12-31-22	13.33	0.15	•	(2.51)	(2.36)	0.47	1.81	—	2.28	—	8.69	(18.62)	0.56	0.43	0.43	1.41	297,358	69
12-31-21	12.43	0.18	•	1.55	1.73	0.29	0.54	—	0.83	—	13.33	14.08	0.58	0.40	0.40	1.35	369,502	42
12-31-20	11.83	0.15		1.43	1.58	0.22	0.76	—	0.98	—	12.43	14.46	0.56	0.44	0.44	1.24	341,146	65
Class S2
06-30-25+	9.86	0.02	•	0.74	0.76	—	—	—	—	—	10.62	7.71	0.70	0.65	0.65	0.47	10,528	13
12-31-24	8.97	0.17	•	0.87	1.04	0.15	—	—	0.15	—	9.86	11.68	0.70	0.65	0.65	1.81	9,564	32
12-31-23	8.19	0.14	•	1.26	1.40	0.31	0.31	—	0.62	—	8.97	17.43	0.70	0.62	0.62	1.62	10,884	33
12-31-22	12.70	0.12	•	(2.37)	(2.25)	0.45	1.81	—	2.26	—	8.19	(18.73)	0.71	0.58	0.58	1.20	9,674	69
12-31-21	11.88	0.15	•	1.49	1.64	0.28	0.54	—	0.82	—	12.70	13.91	0.73	0.55	0.55	1.23	14,062	42
12-31-20	11.34	0.11	•	1.38	1.49	0.19	0.76	—	0.95	—	11.88	14.30	0.71	0.59	0.59	1.01	12,050	65
Voya Solution 2040 Portfolio
Class ADV
06-30-25+	15.44	0.00	*•	1.32	1.32	—	—	—	—	—	16.76	8.55	0.85	0.72	0.72	0.05	21,882	15
12-31-24	13.84	0.24	•	1.54	1.78	0.18	—	—	0.18	—	15.44	12.94	0.87	0.72	0.72	1.58	19,490	39
12-31-23	12.34	0.17	•	2.13	2.30	0.44	0.36	—	0.80	—	13.84	18.98	0.91	0.71	0.71	1.31	15,845	57
12-31-22	19.65	0.17	•	(3.78)	(3.61)	0.58	3.12	—	3.70	—	12.34	(19.48)	0.90	0.67	0.67	1.14	14,290	92
12-31-21	17.38	0.18	•	2.55	2.73	0.24	0.22	—	0.46	—	19.65	15.78	0.93	0.64	0.64	0.95	17,364	63
12-31-20	16.09	0.15	•	2.25	2.40	0.24	0.87	—	1.11	—	17.38	15.98	0.96	0.70	0.70	0.95	15,773	91
Class I
06-30-25+	16.20	0.05	•	1.37	1.42	—	—	—	—	—	17.62	8.77	0.35	0.22	0.22	0.55	6,608	15
12-31-24	14.50	0.33	•	1.62	1.95	0.25	—	—	0.25	—	16.20	13.55	0.37	0.22	0.22	2.08	5,864	39
12-31-23	12.90	0.25	•	2.23	2.48	0.52	0.36	—	0.88	—	14.50	19.58	0.41	0.21	0.21	1.81	6,338	57
12-31-22	20.38	0.25	•	(3.93)	(3.68)	0.68	3.12	—	3.80	—	12.90	(19.12)	0.40	0.17	0.17	1.61	10,181	92
12-31-21	17.99	0.25	•	2.67	2.92	0.31	0.22	—	0.53	—	20.38	16.34	0.43	0.14	0.14	1.30	10,092	63
12-31-20	16.60	0.26		2.31	2.57	0.31	0.87	—	1.18	—	17.99	16.55	0.46	0.20	0.20	1.48	12,621	91
Class S
06-30-25+	15.95	0.02	•	1.36	1.38	—	—	—	—	—	17.33	8.65	0.60	0.47	0.47	0.30	26,833	15
12-31-24	14.28	0.28	•	1.60	1.88	0.21	—	—	0.21	—	15.95	13.26	0.62	0.47	0.47	1.83	21,659	39
12-31-23	12.71	0.21	•	2.19	2.40	0.47	0.36	—	0.83	—	14.28	19.27	0.66	0.46	0.46	1.56	15,920	57
12-31-22	20.14	0.22	•	(3.89)	(3.67)	0.64	3.12	—	3.76	—	12.71	(19.29)	0.65	0.42	0.42	1.44	13,309	92
12-31-21	17.80	0.25	•	2.60	2.85	0.29	0.22	—	0.51	—	20.14	16.10	0.68	0.39	0.39	1.28	13,325	63
12-31-20	16.44	0.20	•	2.29	2.49	0.26	0.87	—	1.13	—	17.80	16.23	0.71	0.45	0.45	1.26	10,486	91
Class S2
06-30-25+	15.53	0.01	•	1.32	1.33	—	—	—	—	—	16.86	8.57	0.75	0.62	0.62	0.15	2,183	15
12-31-24	13.90	0.25	•	1.56	1.81	0.18	—	—	0.18	—	15.53	13.12	0.77	0.62	0.62	1.68	1,866	39
12-31-23	12.39	0.19	•	2.13	2.32	0.45	0.36	—	0.81	—	13.90	19.11	0.81	0.61	0.61	1.41	1,632	57
12-31-22	19.74	0.18	•	(3.79)	(3.61)	0.62	3.12	—	3.74	—	12.39	(19.42)	0.80	0.57	0.57	1.19	1,604	92
12-31-21	17.48	0.24	•	2.52	2.76	0.28	0.22	—	0.50	—	19.74	15.88	0.83	0.54	0.54	1.25	2,051	63

See Accompanying Notes to Financial Statements

25

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution 2040 Portfolio (continued)
Class S2 (continued)
12-31-20	16.17	0.17	•	2.26	2.43	0.25	0.87	—	1.12	—	17.48	16.07	0.86	0.60	0.60	1.07	1,219	91
Voya Solution 2045 Portfolio
Class ADV
06-30-25+	10.25	(0.01	)•	0.93	0.92	—	—	—	—	—	11.17	8.98	0.83	0.72	0.72	(0.18)	119,091	13
12-31-24	9.09	0.12	•	1.16	1.28	0.12	—	—	0.12	—	10.25	14.15	0.82	0.73	0.73	1.20	116,887	32
12-31-23	8.24	0.11	•	1.48	1.59	0.28	0.46	—	0.74	—	9.09	19.73	0.82	0.71	0.71	1.23	129,358	33
12-31-22	13.12	0.10	•	(2.55)	(2.45)	0.43	2.00	—	2.43	—	8.24	(19.72)	0.83	0.67	0.67	1.01	121,395	75
12-31-21	12.29	0.11	•	1.94	2.05	0.23	0.99	—	1.22	—	13.12	16.95	0.85	0.65	0.65	0.86	162,480	42
12-31-20	11.47	0.09		1.61	1.70	0.16	0.72	—	0.88	—	12.29	16.07	0.83	0.70	0.70	0.71	155,503	61
Class I
06-30-25+	10.83	0.02	•	0.98	1.00	—	—	—	—	—	11.83	9.23	0.33	0.22	0.22	0.32	40,925	13
12-31-24	9.60	0.18	•	1.22	1.40	0.17	—	—	0.17	—	10.83	14.65	0.32	0.23	0.23	1.70	38,133	32
12-31-23	8.67	0.16	•	1.56	1.72	0.33	0.46	—	0.79	—	9.60	20.32	0.32	0.21	0.21	1.73	43,480	33
12-31-22	13.67	0.16	•	(2.66)	(2.50)	0.50	2.00	—	2.50	—	8.67	(19.28)	0.33	0.17	0.17	1.55	54,349	75
12-31-21	12.72	0.17	•	2.02	2.19	0.25	0.99	—	1.24	—	13.67	17.51	0.35	0.15	0.15	1.24	65,611	42
12-31-20	11.85	0.12	•	1.69	1.81	0.22	0.72	—	0.94	—	12.72	16.57	0.33	0.20	0.20	1.06	82,473	61
Class S
06-30-25+	10.50	0.00	*•	0.96	0.96	—	—	—	—	—	11.46	9.14	0.58	0.47	0.47	0.07	312,409	13
12-31-24	9.32	0.15	•	1.17	1.32	0.14	—	—	0.14	—	10.50	14.27	0.57	0.48	0.48	1.45	286,493	32
12-31-23	8.43	0.13	•	1.52	1.65	0.30	0.46	—	0.76	—	9.32	20.09	0.57	0.46	0.46	1.48	274,907	33
12-31-22	13.37	0.13	•	(2.60)	(2.47)	0.47	2.00	—	2.47	—	8.43	(19.50)	0.58	0.42	0.42	1.31	237,729	75
12-31-21	12.50	0.15	•	1.97	2.12	0.26	0.99	—	1.25	—	13.37	17.26	0.60	0.40	0.40	1.14	289,193	42
12-31-20	11.66	0.11		1.64	1.75	0.19	0.72	—	0.91	—	12.50	16.29	0.58	0.45	0.45	0.95	254,990	61
Class S2
06-30-25+	10.05	(0.00	)*•	0.91	0.91	—	—	—	—	—	10.96	9.05	0.73	0.62	0.62	(0.08)	5,365	13
12-31-24	8.92	0.13	•	1.12	1.25	0.12	—	—	0.12	—	10.05	14.13	0.72	0.63	0.63	1.30	6,105	32
12-31-23	8.09	0.11	•	1.47	1.58	0.29	0.46	—	0.75	—	8.92	19.96	0.72	0.61	0.61	1.33	6,857	33
12-31-22	12.93	0.10	•	(2.51)	(2.41)	0.43	2.00	—	2.43	—	8.09	(19.70)	0.73	0.57	0.57	0.96	5,964	75
12-31-21	12.14	0.14	•	1.90	2.04	0.26	0.99	—	1.25	—	12.93	17.10	0.75	0.55	0.55	1.12	10,947	42
12-31-20	11.34	0.09	•	1.60	1.69	0.17	0.72	—	0.89	—	12.14	16.13	0.73	0.60	0.60	0.82	6,867	61
Voya Solution 2050 Portfolio
Class ADV
06-30-25+	16.17	(0.03	)•	1.49	1.46	—	—	—	—	—	17.63	9.03	0.89	0.74	0.74	(0.41)	16,612	17
12-31-24	14.25	0.18	•	1.90	2.08	0.16	—	—	0.16	—	16.17	14.64	0.91	0.74	0.74	1.16	15,772	46
12-31-23	12.58	0.16	•	2.34	2.50	0.41	0.42	—	0.83	—	14.25	20.22	0.97	0.73	0.73	1.16	14,397	57
12-31-22	20.45	0.16	•	(3.98)	(3.82)	0.62	3.43	—	4.05	—	12.58	(19.81)	0.96	0.68	0.68	1.06	12,860	88
12-31-21	17.96	0.14	•	2.86	3.00	0.21	0.30	—	0.51	—	20.45	16.82	0.98	0.65	0.65	0.71	15,352	60
12-31-20	16.63	0.13	•	2.32	2.45	0.23	0.89	—	1.12	—	17.96	15.79	1.03	0.71	0.71	0.81	15,402	80
Class I
06-30-25+	17.07	0.01	•	1.58	1.59	—	—	—	—	—	18.66	9.31	0.39	0.24	0.24	0.09	6,486	17
12-31-24	15.03	0.27	•	2.00	2.27	0.23	—	—	0.23	—	17.07	15.18	0.41	0.24	0.24	1.66	6,710	46
12-31-23	13.23	0.23	•	2.48	2.71	0.49	0.42	—	0.91	—	15.03	20.88	0.47	0.23	0.23	1.66	6,594	57
12-31-22	21.30	0.25	•	(4.17)	(3.92)	0.72	3.43	—	4.15	—	13.23	(19.46)	0.46	0.18	0.18	1.57	9,196	88
12-31-21	18.66	0.22	•	3.01	3.23	0.29	0.30	—	0.59	—	21.30	17.42	0.48	0.15	0.15	1.09	9,999	60
12-31-20	17.22	0.24		2.38	2.62	0.29	0.89	—	1.18	—	18.66	16.36	0.53	0.21	0.21	1.31	11,647	80
Class S
06-30-25+	16.73	(0.01	)•	1.54	1.53	—	—	—	—	—	18.26	9.15	0.64	0.49	0.49	(0.16)	23,685	17
12-31-24	14.73	0.23	•	1.96	2.19	0.19	—	—	0.19	—	16.73	14.97	0.66	0.49	0.49	1.41	18,077	46

See Accompanying Notes to Financial Statements

26

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution 2050 Portfolio (continued)
Class S (continued)
12-31-23	12.98	0.20	•	2.41	2.61	0.44	0.42	—	0.86	—	14.73	20.50	0.72	0.48	0.48	1.41	13,936	57
12-31-22	20.99	0.23	•	(4.12)	(3.89)	0.69	3.43	—	4.12	—	12.98	(19.64)	0.71	0.43	0.43	1.49	10,577	88
12-31-21	18.42	0.20	•	2.93	3.13	0.26	0.30	—	0.56	—	20.99	17.10	0.73	0.40	0.40	0.97	9,740	60
12-31-20	17.01	0.17	•	2.39	2.56	0.26	0.89	—	1.15	—	18.42	16.11	0.78	0.46	0.46	1.04	8,339	80
Class S2
06-30-25+	16.38	(0.03	)•	1.52	1.49	—	—	—	—	—	17.87	9.10	0.79	0.64	0.64	(0.31)	1,168	17
12-31-24	14.43	0.20	•	1.92	2.12	0.17	—	—	0.17	—	16.38	14.76	0.81	0.64	0.64	1.26	1,004	46
12-31-23	12.73	0.17	•	2.37	2.54	0.42	0.42	—	0.84	—	14.43	20.36	0.87	0.63	0.63	1.26	958	57
12-31-22	20.63	0.15	•	(4.00)	(3.85)	0.62	3.43	—	4.05	—	12.73	(19.76)	0.86	0.58	0.58	0.95	601	88
12-31-21	18.16	0.20	•	2.85	3.05	0.28	0.30	—	0.58	—	20.63	16.91	0.88	0.55	0.55	0.99	1,022	60
12-31-20	16.78	0.17		2.32	2.49	0.22	0.89	—	1.11	—	18.16	15.91	0.93	0.61	0.61	0.89	432	80
Voya Solution 2055 Portfolio
Class ADV
06-30-25+	12.24	(0.03	)•	1.15	1.12	—	—	—	—	—	13.36	9.15	0.86	0.76	0.76	(0.46)	41,416	14
12-31-24	10.80	0.12	•	1.47	1.59	0.12	0.03	—	0.15	—	12.24	14.77	0.88	0.76	0.76	0.99	41,569	39
12-31-23	9.45	0.11	•	1.77	1.88	0.29	0.24	—	0.53	—	10.80	20.21	0.87	0.74	0.74	1.06	50,945	37
12-31-22	15.14	0.12	•	(2.98)	(2.86)	0.48	2.35	—	2.83	—	9.45	(19.93)	0.88	0.69	0.69	1.00	45,825	75
12-31-21	14.99	0.10	•	2.38	2.48	0.31	2.02	—	2.33	—	15.14	17.03	0.93	0.66	0.66	0.67	58,046	51
12-31-20	13.85	0.08		1.95	2.03	0.15	0.74	—	0.89	—	14.99	15.75	0.96	0.69	0.69	0.63	54,540	67
Class I
06-30-25+	12.88	0.00	*•	1.20	1.20	—	—	—	—	—	14.08	9.32	0.36	0.26	0.26	0.04	22,674	14
12-31-24	11.35	0.19	•	1.54	1.73	0.17	0.03	—	0.20	—	12.88	15.34	0.38	0.26	0.26	1.49	21,906	39
12-31-23	9.90	0.17	•	1.87	2.04	0.35	0.24	—	0.59	—	11.35	20.90	0.37	0.24	0.24	1.56	20,883	37
12-31-22	15.72	0.19	•	(3.10)	(2.91)	0.56	2.35	—	2.91	—	9.90	(19.53)	0.38	0.19	0.19	1.57	24,944	75
12-31-21	15.37	0.18	•	2.45	2.63	0.26	2.02	—	2.28	—	15.72	17.53	0.43	0.16	0.16	1.10	27,701	51
12-31-20	14.17	0.13	•	2.03	2.16	0.22	0.74	—	0.96	—	15.37	16.38	0.46	0.19	0.19	1.00	34,329	67
Class S
06-30-25+	12.44	(0.01	)•	1.15	1.14	—	—	—	—	—	13.58	9.16	0.61	0.51	0.51	(0.21)	111,857	14
12-31-24	10.97	0.15	•	1.49	1.64	0.14	0.03	—	0.17	—	12.44	15.07	0.63	0.51	0.51	1.24	99,675	39
12-31-23	9.58	0.13	•	1.82	1.95	0.32	0.24	—	0.56	—	10.97	20.66	0.62	0.49	0.49	1.31	87,505	37
12-31-22	15.33	0.15	•	(3.02)	(2.87)	0.53	2.35	—	2.88	—	9.58	(19.80)	0.63	0.44	0.44	1.32	86,020	75
12-31-21	15.15	0.15	•	2.40	2.55	0.35	2.02	—	2.37	—	15.33	17.32	0.68	0.41	0.41	0.96	86,021	51
12-31-20	13.99	0.12	•	1.97	2.09	0.19	0.74	—	0.93	—	15.15	16.04	0.71	0.44	0.44	0.90	73,361	67
Class S2
06-30-25+	12.37	(0.02	)•	1.15	1.13	—	—	—	—	—	13.50	9.14	0.76	0.66	0.66	(0.36)	4,252	14
12-31-24	10.91	0.13	•	1.49	1.62	0.13	0.03	—	0.16	—	12.37	14.90	0.78	0.66	0.66	1.09	3,848	39
12-31-23	9.53	0.12	•	1.80	1.92	0.30	0.24	—	0.54	—	10.91	20.41	0.77	0.64	0.64	1.16	3,428	37
12-31-22	15.22	0.11	•	(2.97)	(2.86)	0.48	2.35	—	2.83	—	9.53	(19.84)	0.78	0.59	0.59	0.93	3,070	75
12-31-21	15.09	0.15	•	2.36	2.51	0.36	2.02	—	2.38	—	15.22	17.09	0.83	0.56	0.56	0.97	5,377	51
12-31-20	13.92	0.13		1.93	2.06	0.15	0.74	—	0.89	—	15.09	15.86	0.86	0.59	0.59	0.80	3,036	67
Voya Solution 2060 Portfolio
Class ADV
06-30-25+	11.99	(0.03	)•	1.12	1.09	—	—	—	—	—	13.08	9.09	0.96	0.75	0.75	(0.45)	12,778	20
12-31-24	10.61	0.13	•	1.43	1.56	0.12	0.06	—	0.18	—	11.99	14.80	0.98	0.76	0.76	1.13	11,876	43
12-31-23	9.27	0.12	•	1.73	1.85	0.28	0.23	—	0.51	—	10.61	20.29	1.08	0.74	0.74	1.17	10,706	55
12-31-22	14.96	0.12	•	(2.95)	(2.83)	0.44	2.42	—	2.86	—	9.27	(19.99)	1.05	0.70	0.70	1.04	9,384	85
12-31-21	13.16	0.10	•	2.11	2.21	0.16	0.25	—	0.41	—	14.96	16.63	1.08	0.68	0.68	0.73	10,459	68
12-31-20	12.04	0.10	•	1.67	1.77	0.12	0.53	—	0.65	—	13.16	15.62	1.14	0.70	0.70	0.85	8,999	74

See Accompanying Notes to Financial Statements

27

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution 2060 Portfolio (continued)
Class I
06-30-25+	12.35	0.00	*•	1.16	1.16	—	—	—	—	—	13.51	9.39	0.46	0.25	0.25	0.05	5,304	20
12-31-24	10.92	0.19	•	1.47	1.66	0.17	0.06	—	0.23	—	12.35	15.34	0.48	0.26	0.26	1.63	6,474	43
12-31-23	9.52	0.17	•	1.79	1.96	0.33	0.23	—	0.56	—	10.92	20.98	0.58	0.24	0.24	1.67	6,336	55
12-31-22	15.29	0.19	•	(3.03)	(2.84)	0.51	2.42	—	2.93	—	9.52	(19.65)	0.55	0.20	0.20	1.64	6,855	85
12-31-21	13.41	0.15	•	2.18	2.33	0.20	0.25	—	0.45	—	15.29	17.46	0.58	0.18	0.18	1.04	6,685	68
12-31-20	12.25	0.17	•	1.69	1.86	0.17	0.53	—	0.70	—	13.41	16.14	0.64	0.20	0.20	1.42	7,950	74
Class S
06-30-25+	12.06	(0.01	)•	1.12	1.11	—	—	—	—	—	13.17	9.20	0.71	0.50	0.50	(0.20)	17,985	20
12-31-24	10.67	0.16	•	1.43	1.59	0.14	0.06	—	0.20	—	12.06	15.08	0.73	0.51	0.51	1.38	14,782	43
12-31-23	9.32	0.14	•	1.74	1.88	0.30	0.23	—	0.53	—	10.67	20.59	0.83	0.49	0.49	1.42	10,507	55
12-31-22	15.03	0.16	•	(2.97)	(2.81)	0.48	2.42	—	2.90	—	9.32	(19.78)	0.80	0.45	0.45	1.43	8,466	85
12-31-21	13.21	0.13	•	2.12	2.25	0.18	0.25	—	0.43	—	15.03	17.15	0.83	0.43	0.43	0.93	8,211	68
12-31-20	12.08	0.13	•	1.68	1.81	0.15	0.53	—	0.68	—	13.21	15.90	0.89	0.45	0.45	1.15	6,886	74
Class S2
06-30-25+	12.02	(0.02	)•	1.12	1.10	—	—	—	—	—	13.12	9.15	0.86	0.65	0.65	(0.35)	982	20
12-31-24	10.63	0.14	•	1.43	1.57	0.12	0.06	—	0.18	—	12.02	14.90	0.88	0.66	0.66	1.23	909	43
12-31-23	9.28	0.13	•	1.73	1.86	0.28	0.23	—	0.51	—	10.63	20.45	0.98	0.64	0.64	1.27	947	55
12-31-22	14.96	0.11	•	(2.93)	(2.82)	0.44	2.42	—	2.86	—	9.28	(19.93)	0.95	0.60	0.60	0.91	729	85
12-31-21	13.19	0.16	•	2.06	2.22	0.20	0.25	—	0.45	—	14.96	16.93	0.98	0.58	0.58	1.08	1,234	68
12-31-20	12.07	0.12	•	1.67	1.79	0.14	0.53	—	0.67	—	13.19	15.73	1.04	0.60	0.60	1.07	471	74
Voya Solution 2065 Portfolio
Class ADV
06-30-25+	11.24	(0.03	)•	1.06	1.03	—	—	—	—	—	12.27	9.16	1.00	0.75	0.75	(0.48)	4,547	19
12-31-24	10.69	0.14	•	1.46	1.60	0.18	0.87	—	1.05	—	11.24	14.92	1.02	0.75	0.75	1.20	3,891	42
12-31-23	8.89	0.14	•	1.67	1.81	—	0.01	—	0.01	—	10.69	20.31	1.20	0.75	0.75	1.47	3,614	33
12-31-22	11.94	0.11	•	(2.48)	(2.37)	0.24	0.44	—	0.68	—	8.89	(19.98)	1.30	0.70	0.70	1.16	1,988	89
12-31-21	11.55	0.11	•	1.86	1.97	0.41	1.17	—	1.58	—	11.94	17.05	1.61	0.67	0.67	0.90	1,583	53
07-29-20(6)- 12-31-20	10.00	0.12	•	1.62	1.74	0.14	0.05	—	0.19	—	11.55	17.42	1.97	0.72	0.72	2.64	1,012	24
Class I
06-30-25+	10.84	0.00	*•	1.02	1.02	—	—	—	—	—	11.86	9.41	0.50	0.25	0.25	0.02	4,495	19
12-31-24	10.35	0.19	•	1.41	1.60	0.24	0.87	—	1.11	—	10.84	15.47	0.52	0.25	0.25	1.70	4,518	42
12-31-23	8.92	0.19	•	1.69	1.88	0.44	0.01	—	0.45	—	10.35	20.99	0.70	0.25	0.25	1.97	3,247	33
12-31-22	11.97	0.18	•	(2.51)	(2.33)	0.28	0.44	—	0.72	—	8.92	(19.60)	0.80	0.20	0.20	1.77	2,336	89
12-31-21	11.56	0.18	•	1.86	2.04	0.46	1.17	—	1.63	—	11.97	17.64	1.11	0.17	0.17	1.38	1,692	53
07-29-20(6)- 12-31-20	10.00	0.12	•	1.65	1.77	0.16	0.05	—	0.21	—	11.56	17.69	1.47	0.22	0.22	2.60	1,045	24
Class S
06-30-25+	11.16	(0.01	)•	1.05	1.04	—	—	—	—	—	12.20	9.32	0.75	0.50	0.50	(0.23)	14,944	19
12-31-24	10.64	0.17	•	1.44	1.61	0.22	0.87	—	1.09	—	11.16	15.09	0.77	0.50	0.50	1.45	11,665	42
12-31-23	8.90	0.17	•	1.68	1.85	0.10	0.01	—	0.11	—	10.64	20.74	0.95	0.50	0.50	1.72	6,958	33
12-31-22	11.95	0.17	•	(2.53)	(2.36)	0.25	0.44	—	0.69	—	8.90	(19.81)	1.05	0.45	0.45	1.70	3,700	89
12-31-21	11.56	0.18	•	1.82	2.00	0.44	1.17	—	1.61	—	11.95	17.30	1.36	0.42	0.42	1.41	2,431	53
07-29-20(6)- 12-31-20	10.00	0.13	•	1.63	1.76	0.15	0.05	—	0.20	—	11.56	17.61	1.72	0.47	0.47	2.84	955	24
Class S2
06-30-25+	11.26	(0.02	)•	1.06	1.04	—	—	—	—	—	12.30	9.24	0.90	0.65	0.65	(0.38)	379	19
12-31-24	10.72	0.15	•	1.46	1.61	0.20	0.87	—	1.07	—	11.26	14.99	0.92	0.65	0.65	1.30	301	42

See Accompanying Notes to Financial Statements

28

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Solution 2065 Portfolio (continued)
Class S2 (continued)
12-31-23	8.90	0.15	•	1.68	1.83	—	0.01	—	0.01	—	10.72	20.52	1.10	0.65	0.65	1.57	230	33
12-31-22	11.95	0.11	•	(2.48)	(2.37)	0.24	0.44	—	0.68	—	8.90	(19.89)	1.20	0.60	0.60	1.13	133	89
12-31-21	11.56	0.16	•	1.82	1.98	0.42	1.17	—	1.59	—	11.95	17.11	1.51	0.57	0.57	1.26	114	53
07-29-20(6)- 12-31-20	10.00	0.10	•	1.65	1.75	0.14	0.05	—	0.19	—	11.56	17.52	1.87	0.62	0.62	2.18	26	24

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds ("ETFs"). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Portfolio net investment income (loss) ratio to average net assets.
(6)	Commencement of operations.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-eight active separate investment series. The fourteen series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Solution Aggressive Portfolio (“Solution Aggressive”), Voya Solution Balanced Portfolio (“Solution Balanced”), Voya Solution Conservative Portfolio (“Solution Conservative”), Voya Solution Income Portfolio (“Solution Income”), Voya Solution Moderately Aggressive Portfolio (“Solution Moderately Aggressive”), Voya Solution 2025 Portfolio (“Solution 2025”), Voya Solution 2030 Portfolio (“Solution 2030”), Voya Solution 2035 Portfolio (“Solution 2035”), Voya Solution 2040 Portfolio (“Solution 2040”), Voya Solution 2045 Portfolio (“Solution 2045”), Voya Solution 2050 Portfolio (“Solution 2050”), Voya Solution 2055 Portfolio (“Solution 2055”), Voya Solution 2060 Portfolio (“Solution 2060”) and Voya Solution 2065 Portfolio (“Solution 2065”). Each Portfolio is a diversified series of the Company.

Solution 2025, Solution 2030, Solution 2035, Solution 2040, Solution 2045, Solution 2050, Solution 2055, Solution 2060 and Solution 2065 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Solution Income, without a vote of shareholders, if approved by the Portfolios’ Board of Directors (the “Board”).

The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Class R6, Service (“Class S”), and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments.

Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends from net investment income and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter ("OTC"), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized requirements on open futures accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2025, certain Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Certain Portfolios had purchased and sold futures contracts on various equity indices. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2025, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below.

Please refer to the Portfolio of Investments for open futures contracts for Solution Income, Solution 2025, Solution 2040, Solution 2045, Solution 2050, Solution 2055, Solution 2060 and Solution 2065. There were no open futures contracts for any other Portfolio at June 30, 2025.

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

	Purchased	Sold
Solution Aggressive	$912,195	$1,035,859
Solution Balanced	912,195	828,687
Solution Conservative	506,775	414,344
Solution Income	1,129,055	1,143,157
Solution Moderately Aggressive	2,128,455	2,278,891
Solution 2025	2,818,195	2,782,336
Solution 2030	304,065	414,344
Solution 2035	2,736,585	2,900,406
Solution 2040	1,458,793	1,423,011
Solution 2045	12,410,853	12,414,158
Solution 2050	1,187,137	1,303,024
Solution 2055	4,639,967	4,732,319
Solution 2060	969,980	1,063,136
Solution 2065	599,053	535,838

H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT IN UNDERLYING FUNDS

For the period ended June 30, 2025, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Solution Aggressive	$34,982,789	$37,169,621
Solution Balanced	27,328,035	36,041,465
Solution Conservative	17,077,789	20,740,179
Solution Income	16,362,381	21,668,207
Solution Moderately Aggressive	74,076,179	101,355,334
Solution 2025	54,802,790	72,926,853
Solution 2030	15,139,565	10,367,580
Solution 2035	72,052,178	82,037,910
Solution 2040	12,291,219	7,843,562
Solution 2045	60,912,889	68,720,351
Solution 2050	10,033,729	7,431,304
Solution 2055	22,973,453	24,308,482
Solution 2060	6,951,562	6,865,052
Solution 2065	6,165,156	4,143,276

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments for all Portfolios except Solution Aggressive, Solution Balanced, Solution Conservative and Solution Moderately Aggressive. For Solution Aggressive, Solution Balanced, Solution Conservative and Solution Moderately Aggressive, the component of the management fee attributable to affiliated Underlying Funds is 0.18% of each Portfolio's average daily net assets invested in affiliated Underlying Funds

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Classes ADV and S2 of the respective Portfolios have a plan of distribution (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% of each Portfolio’s average daily net assets attributable to its Class S2 shares.

The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S, and S2 shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S, and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25%

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

of each applicable Portfolio’s average daily net assets attributable to its Classes ADV, S, and S2 shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Solution Aggressive	6.01%
	Solution Balanced	7.10

Voya Institutional Trust Company	Solution Income	37.56
	Solution 2025	23.45
	Solution 2030	14.94
	Solution 2035	18.56
	Solution 2040	7.23
	Solution 2045	15.80
	Solution 2050	9.91
	Solution 2055	6.27
	Solution 2060	8.91
	Solution 2065	5.33

Voya Investment Management Co. LLC	Solution 2065	13.93

Voya Retirement Insurance and Annuity Company	Solution Aggressive	89.14
	Solution Balanced	87.00
	Solution Conservative	91.73
	Solution Income	55.75
	Solution Moderately Aggressive	11.38
	Solution 2025	72.77
	Solution 2030	85.06
	Solution 2035	78.42
	Solution 2040	92.77
	Solution 2045	82.70
	Solution 2050	90.09
	Solution 2055	93.73
	Solution 2060	91.09
	Solution 2065	80.74

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Solution Aggressive	$127,427
Solution Balanced	51,539
Solution Conservative	33,796
Solution Income	36,534
Solution Moderately Aggressive	13,918
Solution 2025	80,059
Solution 2030	15,118
Solution 2035	134,310
Solution 2040	19,271
Solution 2045	165,180
Solution 2050	24,718
Solution 2055	80,952
Solution 2060	29,173
Solution 2065	21,321

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses, to the levels listed below:

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Solution Aggressive	1.27%	0.77%	0.77%	1.02%	1.17%
Solution Balanced	1.25%	0.75%	0.75%	1.00%	1.15%
Solution Conservative	1.16%	0.66%	0.66%	0.91%	1.06%
Solution Income	1.18%	0.68%	N/A	0.93%	1.08%
Solution Moderately Aggressive	1.38%	0.88%	0.88%	1.13%	1.28%
Solution 2025	1.28%	0.78%	N/A	1.03%	1.18%
Solution 2030	1.29%	0.79%	N/A	1.04%	1.19%
Solution 2035	1.33%	0.83%	N/A	1.08%	1.23%
Solution 2040	1.33%	0.83%	N/A	1.08%	1.23%
Solution 2045	1.36%	0.86%	N/A	1.11%	1.26%
Solution 2050	1.36%	0.86%	N/A	1.11%	1.26%
Solution 2055	1.36%	0.86%	N/A	1.11%	1.26%
Solution 2060	1.37%	0.87%	N/A	1.12%	1.27%
Solution 2065	1.37%	0.87%	N/A	1.12%	1.27%

Pursuant to a side letter agreement, through May 1, 2026, the Investment Adviser has further lowered the expense

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 7 —EXPENSE LIMITATION AGREEMENTS (continued)

limits for the following Portfolios. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side letter agreements will continue. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Portfolio	Class ADV	Class I	Class S	Class S2
Solution 2025	1.22%	0.72%	0.97%	1.12%
Solution 2030	1.22%	0.72%	0.97%	1.12%
Solution 2035	1.23%	0.73%	0.98%	1.13%
Solution 2040	1.23%	0.73%	0.98%	1.13%
Solution 2045	1.25%	0.75%	1.00%	1.15%
Solution 2050	1.26%	0.76%	1.01%	1.16%
Solution 2055	1.28%	0.78%	1.03%	1.18%
Solution 2060	1.28%	0.78%	1.03%	1.18%
Solution 2065	1.28%	0.78%	1.03%	1.18%

The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2026	2027	2028	Total
Solution Conservative	$21,292	$13,514	$—	$34,806
Solution Income	52,086	7,481	4,900	64,467

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2025, are as follows:

	June 30,
	2026	2027	2028	Total
Solution Aggressive
Class ADV	$3,445	$4,671	$5,291	$13,407
Class I	972	1,805	195,572	198,349
Class S	2,770	2,494	6,010	11,274
Class S2	1,467	2,461	2,475	6,403
Solution Balanced
Class ADV	$—	$—	$360	$360
Class I	—	—	4,815	4,815
Class S	—	—	566	566
Class S2	—	—	47	47
Solution Conservative
Class ADV	$2,634	$2,367	$3,654	$8,655
Class I	269	397	42,606	43,272
Class R6	—	175	—	175
Class S	1,472	1,438	7,739	10,649
Class S2	834	584	1,528	2,946
Solution Income
Class ADV	$23,332	$48,222	$31,956	$103,510
Class I	5,894	9,109	6,114	21,117
Class S	16,351	32,271	23,368	71,990
Class S2	741	1,516	997	3,254

The Expense Limitation Agreement is contractual through May 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15%

per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments

36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the period ended June 30, 2025 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Solution Moderately Aggressive	1	$1,034,000	5.33%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

						Net increase		Proceeds from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Solution Aggressive
Class ADV
6/30/2025	40,191	—	—	(33,082)	—	7,109	579,914	—	—	(481,972)	—	97,942
12/31/2024	62,273	—	843	(75,855)	—	(12,739)	848,510	—	11,299	(1,032,736)	—	(172,927)
Class I
6/30/2025	276,859	—	—	(535,754)	—	(258,895)	4,202,889	—	—	(7,981,964)	—	(3,779,075)
12/31/2024	259,958	10,103,742	54,840	(683,171)	—	9,735,369	3,827,696	146,758,117	761,722	(10,068,066)	—	141,279,469
Class R6
6/30/2025	207,888	—	—	(147,129)	—	60,759	3,135,492	—	—	(2,217,259)	—	918,233
12/31/2024	406,779	—	10,955	(444,287)	—	(26,553)	5,758,535	—	152,380	(6,198,216)	—	(287,301)
Class S
6/30/2025	36,098	—	—	(70,285)	—	(34,187)	524,388	—	—	(1,057,636)	—	(533,248)
12/31/2024	49,823	169,694	1,184	(46,668)	—	174,033	714,556	2,426,866	16,206	(661,451)	—	2,496,177
Class S2
6/30/2025	7,686	—	—	(13,873)	—	(6,187)	109,510	—	—	(194,882)	—	(85,372)
12/31/2024	18,117	—	462	(46,315)	—	(27,736)	241,359	—	6,134	(633,379)	—	(385,886)
Solution Balanced
Class ADV
6/30/2025	50,729	—	—	(208,980)	—	(158,251)	472,046	—	—	(1,971,830)	—	(1,499,784)
12/31/2024	245,134	—	—	(203,421)	—	41,713	2,296,815	—	—	(1,791,436)	—	505,379
Class I
6/30/2025	360,433	—	—	(1,069,749)	—	(709,316)	3,544,740	—	—	(10,580,822)	—	(7,036,082)
12/31/2024	523,218	13,800,389	75,090	(871,150)	—	13,527,547	5,043,548	132,484,426	704,345	(8,440,718)	—	129,791,601
Class R6
6/30/2025	230,965	—	—	(280,365)	—	(49,400)	2,302,793	—	—	(2,713,265)	—	(410,472)
12/31/2024	510,393	—	13,945	(466,559)	—	57,779	4,743,626	—	130,801	(4,425,231)	—	449,196
Class S
6/30/2025	119,591	—	—	(267,157)	—	(147,566)	1,139,206	—	—	(2,543,346)	—	(1,404,140)
12/31/2024	242,252	150,415	5,054	(454,992)	—	(57,271)	2,191,771	1,389,322	45,686	(4,150,245)	—	(523,466)
Class S2
6/30/2025	7,500	—	—	(13,364)	—	(5,864)	71,182	—	—	(123,764)	—	(52,582)
12/31/2024	17,661	—	227	(11,745)	—	6,143	157,562	—	2,051	(105,690)	—	53,923
Solution Conservative
Class ADV
6/30/2025	21,712	—	—	(26,569)	—	(4,857)	222,138	—	—	(271,202)	—	(49,064)
12/31/2024	39,598	354,630	1,202	(135,467)	—	259,963	393,967	3,531,806	12,023	(1,336,838)	—	2,600,958
Class I
6/30/2025	289,066	—	—	(633,388)	—	(344,322)	2,987,993	—	—	(6,579,499)	—	(3,591,506)
12/31/2024	1,113,754	5,550,268	25,229	(400,847)	—	6,288,404	11,230,547	55,966,712	255,062	(4,092,724)	—	63,359,597
Class R6
6/30/2025	204,747	—	—	(155,495)	—	49,252	2,122,311	—	—	(1,606,434)	—	515,877
12/31/2024	171,128	1,130,615	7,419	(298,580)	—	1,010,582	1,727,424	11,391,466	74,930	(3,020,993)	—	10,172,827

37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Solution Conservative (continued)
Class S
6/30/2025	44,779	—	—	(224,819)	—	(180,040)	460,382	—	—	(2,321,163)	—	(1,860,781)
12/31/2024	86,643	1,867,293	4,501	(1,039,929)	—	918,508	867,402	18,698,959	45,141	(10,442,943)	—	9,168,559
Class S2
6/30/2025	28,168	—	—	(18,478)	—	9,690	283,011	—	—	(186,555)	—	96,456
12/31/2024	34,498	126,602	695	(3,406)	—	158,389	338,605	1,249,185	6,882	(33,940)	—	1,560,732
Solution Income
Class ADV
6/30/2025	187,623	—	—	(569,051)	—	(381,428)	1,943,276	—	—	(5,859,367)	—	(3,916,091)
12/31/2024	227,514	—	232,388	(2,858,059)	—	(2,398,157)	2,295,790	—	2,344,795	(29,212,088)	—	(24,571,503)
Class I
6/30/2025	43,882	—	—	(132,663)	—	(88,781)	469,235	—	—	(1,408,568)	—	(939,333)
12/31/2024	109,587	—	44,560	(667,618)	—	(513,471)	1,137,595	—	462,973	(6,894,356)	—	(5,293,788)
Class S
6/30/2025	210,316	—	—	(386,239)	—	(175,923)	2,233,272	—	—	(4,082,620)	—	(1,849,348)
12/31/2024	335,548	—	160,210	(1,479,863)	—	(984,105)	3,458,932	—	1,650,168	(15,421,742)	—	(10,312,642)
Class S2
6/30/2025	10,122	—	—	(25,429)	—	(15,307)	103,825	—	—	(261,454)	—	(157,629)
12/31/2024	14,968	—	7,599	(115,042)	—	(92,475)	150,145	—	75,839	(1,156,267)	—	(930,283)
Class T(1)
6/30/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	175	—	—	(6,681)	—	(6,506)	1,916	—	—	(73,284)	—	(71,368)
Solution Moderately Aggressive
Class ADV
6/30/2025	40,949	—	—	(136,015)	—	(95,066)	499,285	—	—	(1,651,330)	—	(1,152,045)
12/31/2024	200,761	—	42,889	(328,432)	—	(84,782)	2,318,701	—	491,509	(3,855,492)	—	(1,045,282)
Class I
6/30/2025	13,877	—	—	(34,043)	—	(20,166)	175,581	—	—	(431,084)	—	(255,503)
12/31/2024	145,592	—	15,908	(67,086)	—	94,414	1,689,063	—	187,712	(809,303)	—	1,067,472
Class R6
6/30/2025	475,112	—	—	(235,784)	—	239,328	6,019,345	—	—	(3,006,148)	—	3,013,197
12/31/2024	525,253	—	71,521	(568,131)	—	28,643	6,327,406	—	843,234	(6,720,273)	—	450,367
Class S
6/30/2025	129,052	—	—	(2,688,435)	—	(2,559,383)	1,633,304	—	—	(33,512,482)	—	(31,879,178)
12/31/2024	201,196	—	799,978	(6,035,394)	—	(5,034,220)	2,421,480	—	9,295,743	(71,736,647)	—	(60,019,424)
Class S2
6/30/2025	8,829	—	—	(8,959)	—	(130)	109,880	—	—	(109,279)	—	601
12/31/2024	15,346	—	2,845	(15,137)	—	3,054	181,326	—	33,119	(180,926)	—	33,519
Solution 2025
Class ADV
6/30/2025	212,527	—	—	(1,542,584)	—	(1,330,057)	2,071,159	—	—	(14,937,800)	—	(12,866,641)
12/31/2024	844,795	—	346,699	(5,766,593)	—	(4,575,099)	7,922,751	—	3,248,567	(54,946,239)	—	(43,774,921)
Class I
6/30/2025	255,910	—	—	(419,346)	—	(163,436)	2,628,768	—	—	(4,247,279)	—	(1,618,511)
12/31/2024	507,335	—	64,213	(1,852,267)	—	(1,280,719)	4,919,488	—	627,365	(17,743,080)	—	(12,196,227)
Class S
6/30/2025	618,852	—	—	(1,360,399)	—	(741,547)	6,148,633	—	—	(13,522,301)	—	(7,373,668)
12/31/2024	738,024	—	517,967	(4,924,205)	—	(3,668,214)	7,116,310	—	4,962,120	(47,783,151)	—	(35,704,721)
Class S2
6/30/2025	120,692	—	—	(101,587)	—	19,105	1,155,570	—	—	(974,812)	—	180,758
12/31/2024	80,651	—	16,230	(232,397)	—	(135,516)	739,525	—	149,152	(2,149,092)	—	(1,260,415)
Class T(1)
6/30/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	—	—	—	(30,078)	—	(30,078)	—	—	—	(299,041)	—	(299,041)
Solution 2030
Class ADV
6/30/2025	187,631	—	—	(228,963)	—	(41,332)	2,726,234	—	—	(3,307,611)	—	(581,377)
12/31/2024	230,110	—	27,231	(382,300)	—	(124,959)	3,202,480	—	376,602	(5,315,855)	—	(1,736,773)
Class I
6/30/2025	85,120	—	—	(87,501)	—	(2,381)	1,305,292	—	—	(1,322,400)	—	(17,108)
12/31/2024	265,131	—	11,941	(432,591)	—	(155,519)	3,866,075	—	172,550	(6,139,671)	—	(2,101,046)
Class S
6/30/2025	411,979	—	—	(88,641)	—	323,338	6,196,166	—	—	(1,353,002)	—	4,843,164

38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares	Shares issued in	Reinvestment of	Shares	Shares	Net increase (decrease) in shares	Shares	Proceeds from shares issued in	Reinvestment of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Solution 2030 (continued)
Class S
12/31/2024	624,188	—	26,849	(392,791)	—	258,246	8,969,770	—	383,674	(5,766,657)	—	3,586,787
Class S2
6/30/2025	7,807	—	—	(3,423)	—	4,384	115,206	—	—	(50,223)	—	64,983
12/31/2024	20,313	—	1,362	(27,819)	—	(6,144)	287,858	—	19,147	(400,060)	—	(93,055)
Class T(1)
6/30/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	—	—	—	(302)	—	(302)	—	—	—	(4,180)	—	(4,180)
Solution 2035
Class ADV
6/30/2025	344,571	—	—	(1,335,733)	—	(991,162)	3,553,207	—	—	(13,814,160)	—	(10,260,953)
12/31/2024	1,280,272	—	274,768	(5,303,826)	—	(3,748,786)	12,643,236	—	2,703,713	(54,025,687)	—	(38,678,738)
Class I
6/30/2025	372,793	—	—	(646,927)	—	(274,134)	4,065,796	—	—	(6,943,230)	—	(2,877,434)
12/31/2024	867,142	—	86,616	(1,951,537)	—	(997,779)	8,917,712	—	890,415	(19,580,736)	—	(9,772,609)
Class S
6/30/2025	917,914	—	—	(948,362)	—	(30,448)	9,827,661	—	—	(10,187,491)	—	(359,830)
12/31/2024	1,690,799	—	572,767	(4,296,809)	—	(2,033,243)	17,189,862	—	5,773,495	(44,174,747)	—	(21,211,390)
Class S2
6/30/2025	138,430	—	—	(117,118)	—	21,312	1,380,057	—	—	(1,171,856)	—	208,201
12/31/2024	78,257	—	15,163	(335,905)	—	(242,485)	748,636	—	143,445	(3,115,082)	—	(2,223,001)
Solution 2040
Class ADV
6/30/2025	129,622	—	—	(85,893)	—	43,729	2,029,462	—	—	(1,323,139)	—	706,323
12/31/2024	303,694	—	15,208	(201,993)	—	116,909	4,518,584	—	223,408	(3,021,351)	—	1,720,641
Class I
6/30/2025	67,194	—	—	(54,257)	—	12,937	1,113,786	—	—	(879,044)	—	234,742
12/31/2024	129,731	—	5,474	(210,318)	—	(75,113)	2,008,681	—	84,198	(3,072,835)	—	(979,956)
Class S
6/30/2025	285,709	—	—	(95,252)	—	190,457	4,612,012	—	—	(1,528,911)	—	3,083,101
12/31/2024	445,267	—	17,285	(219,656)	—	242,896	6,893,393	—	262,034	(3,457,000)	—	3,698,427
Class S2
6/30/2025	9,530	—	—	(226)	—	9,304	151,055	—	—	(3,616)	—	147,439
12/31/2024	34,580	—	1,447	(33,267)	—	2,760	510,797	—	21,367	(511,919)	—	20,245
Class T(1)
6/30/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	—	—	—	(301)	—	(301)	—	—	—	(4,373)	—	(4,373)
Solution 2045
Class ADV
6/30/2025	303,375	—	—	(1,045,782)	—	(742,407)	3,142,761	—	—	(10,839,565)	—	(7,696,804)
12/31/2024	984,610	—	170,728	(3,972,977)	—	(2,817,639)	9,635,643	—	1,652,649	(40,299,462)	—	(29,011,170)
Class I
6/30/2025	234,164	—	—	(296,312)	—	(62,148)	2,590,866	—	—	(3,191,233)	—	(600,367)
12/31/2024	665,862	—	55,839	(1,729,926)	—	(1,008,225)	6,827,438	—	570,115	(17,270,889)	—	(9,873,336)
Class S
6/30/2025	754,938	—	—	(772,044)	—	(17,106)	8,035,565	—	—	(8,315,779)	—	(280,214)
12/31/2024	1,282,085	—	397,348	(3,910,178)	—	(2,230,745)	12,945,812	—	3,937,723	(39,182,704)	—	(22,299,169)
Class S2
6/30/2025	27,878	—	—	(145,632)	—	(117,754)	287,418	—	—	(1,487,866)	—	(1,200,448)
12/31/2024	63,838	—	7,800	(233,171)	—	(161,533)	616,630	—	74,022	(2,170,911)	—	(1,480,259)
Class T(1)
6/30/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	—	—	—	(6,980)	—	(6,980)	—	—	—	(71,957)	—	(71,957)
Solution 2050
Class ADV
6/30/2025	111,095	—	—	(144,381)	—	(33,286)	1,819,685	—	—	(2,308,713)	—	(489,028)
12/31/2024	184,731	—	10,513	(230,229)	—	(34,985)	2,844,424	—	160,015	(3,648,154)	—	(643,715)
Class I
6/30/2025	44,024	—	—	(89,568)	—	(45,544)	761,735	—	—	(1,504,621)	—	(742,886)
12/31/2024	146,747	—	5,101	(197,603)	—	(45,755)	2,386,460	—	81,815	(3,055,084)	—	(586,809)
Class S
6/30/2025	249,189	—	—	(32,990)	—	216,199	4,213,878	—	—	(571,292)	—	3,642,586
12/31/2024	334,568	—	12,952	(212,754)	—	134,766	5,346,913	—	203,728	(3,513,850)	—	2,036,791

39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares	Shares issued in	Reinvestment of	Shares	Shares	Net increase (decrease) in shares	Shares	Proceeds from shares issued in	Reinvestment of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Solution 2050 (continued)
Class S2
6/30/2025	6,191	—	—	(2,149)	—	4,042	104,158	—	—	(35,511)	—	68,647
12/31/2024	27,431	—	621	(33,141)	—	(5,089)	428,875	—	9,575	(534,147)	—	(95,697)
Class T(1)
6/30/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	—	—	—	(302)	—	(302)	—	—	—	(4,598)	—	(4,598)
Solution 2055
Class ADV
6/30/2025	180,780	—	—	(474,889)	—	(294,109)	2,271,853	—	—	(5,811,071)	—	(3,539,218)
12/31/2024	500,117	—	58,724	(1,879,412)	—	(1,320,571)	5,814,050	—	675,917	(22,816,537)	—	(16,326,570)
Class I
6/30/2025	137,424	—	—	(228,476)	—	(91,052)	1,811,808	—	—	(2,891,892)	—	(1,080,084)
12/31/2024	403,454	—	26,310	(568,693)	—	(138,929)	4,914,917	—	318,089	(6,647,712)	—	(1,414,706)
Class S
6/30/2025	398,317	—	—	(177,834)	—	220,483	5,031,242	—	—	(2,286,535)	—	2,744,707
12/31/2024	780,331	—	114,769	(857,437)	—	37,663	9,302,753	—	1,340,499	(10,336,758)	—	306,494
Class S2
6/30/2025	27,128	—	—	(23,262)	—	3,866	342,512	—	—	(290,999)	—	51,513
12/31/2024	69,219	—	3,945	(76,183)	—	(3,019)	817,796	—	45,878	(905,321)	—	(41,647)
Solution 2060
Class ADV
6/30/2025	86,177	—	—	(99,634)	—	(13,457)	1,047,492	—	—	(1,184,880)	—	(137,388)
12/31/2024	230,050	—	16,185	(264,421)	—	(18,186)	2,640,959	—	182,401	(3,105,843)	—	(282,483)
Class I
6/30/2025	65,812	—	—	(197,208)	—	(131,396)	828,781	—	—	(2,394,150)	—	(1,565,369)
12/31/2024	170,577	—	9,633	(236,218)	—	(56,008)	2,011,799	—	111,643	(2,638,557)	—	(515,115)
Class S
6/30/2025	205,660	—	—	(65,834)	—	139,826	2,515,734	—	—	(802,063)	—	1,713,671
12/31/2024	388,244	—	19,532	(166,426)	—	241,350	4,488,479	—	221,100	(1,971,637)	—	2,737,942
Class S2
6/30/2025	12,638	—	—	(13,401)	—	(763)	154,447	—	—	(158,243)	—	(3,796)
12/31/2024	30,096	—	1,082	(44,664)	—	(13,486)	345,180	—	12,228	(515,816)	—	(158,408)
Class T(1)
6/30/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	—	—	—	(509)	—	(509)	—	—	—	(5,643)	—	(5,643)
Solution 2065
Class ADV
6/30/2025	61,419	—	—	(37,130)	—	24,289	699,042	—	—	(429,171)	—	269,871
12/31/2024	141,094	—	30,167	(162,923)	—	8,338	1,627,507	—	343,925	(1,967,517)	—	3,915
Class I
6/30/2025	85,180	—	—	(123,094)	—	(37,914)	937,578	—	—	(1,314,008)	—	(376,430)
12/31/2024	152,032	—	38,838	(87,618)	—	103,252	1,725,752	—	426,411	(978,410)	—	1,173,753
Class S
6/30/2025	261,929	—	—	(82,203)	—	179,726	2,947,722	—	—	(922,469)	—	2,025,253
12/31/2024	406,826	—	91,249	(107,134)	—	390,941	4,739,191	—	1,031,004	(1,235,437)	—	4,534,758
Class S2
6/30/2025	6,820	—	—	(2,769)	—	4,051	78,481	—	—	(32,621)	—	45,860
12/31/2024	10,496	—	2,301	(7,470)	—	5,327	124,113	—	26,225	(91,896)	—	58,442
Class T(1)
6/30/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	—	—	—	(369)	—	(369)	—	—	—	(4,130)	—	(4,130)

(1)	Class T was fully redeemed on close of business May 1, 2024.

40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, straddle loss deferrals and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Solution Aggressive	$409,816	$537,925	$778,810	$1,318,253
Solution Balanced	882,883	—	1,917,897	3,009,620
Solution Conservative	394,037	—	448,973	195,232
Solution Income	4,533,775	—	5,571,811	1,818,555
Solution Moderately Aggressive	7,456,325	3,394,992	15,229,278	25,858,545
Solution 2025	8,987,204	—	11,598,031	7,645,727
Solution 2030	951,973	—	1,286,006	785,743
Solution 2035	9,511,068	—	18,417,405	17,517,448
Solution 2040	591,007	—	1,293,092	971,836
Solution 2045	6,234,509	—	13,848,900	20,996,260
Solution 2050	455,133	—	996,045	933,824
Solution 2055	1,973,920	406,463	4,495,214	3,430,509
Solution 2060	363,764	163,608	731,268	575,557
Solution 2065	426,969	1,400,596	185,000	19,098

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024 were:

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Solution Aggressive	$4,637,866	$11,186,227	$11,584,588	$—	—	$27,408,681
Solution Balanced	4,735,380	5,102,300	4,317,447	—	—	14,155,127
Solution Conservative	2,524,150	—	(5,034,571)	(30,519)	Short-term	(4,208,908)
				(1,667,968)	Long-term
				$(1,698,487)
Solution Income	5,218,717	—	(8,398,997)	(9,100,095)	Long-term	(12,280,375)
Solution Moderately Aggressive	11,707,197	24,284,852	16,664,544	—	—	52,656,593
Solution 2025	10,951,121	—	(15,122,975)	(4,007,952)	Long-term	(8,179,806)
Solution 2030	1,447,060	1,632,028	(1,830,038)	—	—	1,249,050
Solution 2035	22,295,297	11,843,618	9,567,250	—	—	43,706,165
Solution 2040	1,008,529	2,107,837	(104,431)	—	—	3,011,935
Solution 2045	11,401,917	16,895,566	18,425,655	—	—	46,723,138
Solution 2050	749,143	3,164,475	507,818	—	—	4,421,436
Solution 2055	5,848,715	9,680,485	5,334,564	—	—	20,863,764
Solution 2060	725,470	2,439,175	202,827	—	—	3,367,472
Solution 2065	—	342,776	405,759	—	—	748,535

41

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 12 — REORGANIZATIONS

On July 12, 2024, Solution Aggressive Portfolio (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Strategic Allocation Growth Portfolio (“Acquired Portfolio”) an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2024, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2024, are as follows (Unaudited):

42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 12 — REORGANIZATIONS (continued)

Net investment income	$2,712,635
Net realized and unrealized gain on investments	$47,881,913
Net increase in net assets resulting from operations	$50,594,548

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 12, 2024. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net
Assets of		Acquired Portfolio’s
Acquired	Total Net Assets of	Capital Loss	Acquired Portfolio’s	Portfolio’s
Portfolio	Acquiring Portfolio	Carryforwards	Unrealized	Conversion
(000s)	(000s)	(000s)	Appreciation (000s)	Ratio

$149,185	$38,924	$(2,007)	$23,705	0.9581

The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $188,109,104.

On July 12, 2024, Solution Balanced Portfolio (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Strategic Allocation Moderate Portfolio (“Acquired Portfolio”) an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2024, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2024, are as follows (Unaudited):

Net investment income	$4,459,585
Net realized and unrealized gain on investments	$32,957,846
Net increase in net assets resulting from operations	$37,417,431

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since July 12, 2024. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net
Assets of		Acquired Portfolio’s
Acquired	Total Net Assets of	Capital Loss	Acquired Portfolio’s	Portfolio’s
Portfolio	Acquiring Portfolio	Carryforwards	Unrealized	Conversion
(000s)	(000s)	(000s)	Appreciation (000s)	Ratio

$133,874	$56,646	$(1,590)	$15,410	1.3812

The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $190,519,808.

On July 12, 2024, Solution Conservative Portfolio (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Strategic Allocation Conservative Portfolio (“Acquired Portfolio 1”) and Voya Solution Moderately Conservative Portfolio (“Acquired Portfolio 2”), open-end investment companies that are not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

43

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 12 — REORGANIZATIONS (continued)

Assuming the acquisition had been completed on January 1, 2024, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2024, are as follows (Unaudited):

Net investment income	$3,415,439
Net realized and unrealized gain on investments	$4,871,222
Net increase in net assets resulting from operations	$8,286,661

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolios that have been included in the Acquiring Portfolio’s statement of operations since July 12, 2024. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

	Total Net			Acquired Portfolio’s
	Assets of		Acquired Portfolio’s	Unrealized
	Acquired	Total Net Assets of	Capital Loss	Appreciation/	Portfolios’
Acquired	Portfolios	Acquiring Portfolios	Carryforwards	(Depreciation)	Conversion
Portfolios	(000s)	(000s)	(000s)	(000s)	Ratio

Acquired Portfolio 1	$58,839	$9,662	$ —	$1,029	1.1132
Acquired Portfolio 2	$31,999	$9,662	$(895)	$(168)	0.9032

The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $100,500,474.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolios’ financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2025, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment	Short-term Capital	Long-term Capital
	Income	Gains	Gains	Payable Date	Record Date
Solution Aggressive
Class ADV	$0.2334	$0.0707	$0.9120	August 4, 2025	August 1, 2025
Class I	$0.3099	$0.0707	$0.9120	August 4, 2025	August 1, 2025
Class R6	$0.3137	$0.0707	$0.9120	August 4, 2025	August 1, 2025
Class S	$0.2781	$0.0707	$0.9120	August 4, 2025	August 1, 2025
Class S2	$0.2289	$0.0707	$0.9120	August 4, 2025	August 1, 2025

44

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

Solution Balanced
Class ADV	$0.1935	$0.0163	$0.2746	August 4, 2025	August 1, 2025
Class I	$0.2433	$0.0163	$0.2746	August 4, 2025	August 1, 2025
Class R6	$0.2465	$0.0163	$0.2746	August 4, 2025	August 1, 2025
Class S	$0.2135	$0.0163	$0.2746	August 4, 2025	August 1, 2025
Class S2	$0.2017	$0.0163	$0.2746	August 4, 2025	August 1, 2025
Solution Conservative
Class ADV	$0.2396	$-	$-	August 4, 2025	August 1, 2025
Class I	$0.2772	$-	$-	August 4, 2025	August 1, 2025
Class R6	$0.2813	$-	$-	August 4, 2025	August 1, 2025
Class S	$0.2886	$-	$-	August 4, 2025	August 1, 2025
Class S2	$0.2553	$-	$-	August 4, 2025	August 1, 2025
Solution Income
Class ADV	$0.3675	$-	$-	August 4, 2025	August 1, 2025
Class I	$0.4335	$-	$-	August 4, 2025	August 1, 2025
Class S	$0.4037	$-	$-	August 4, 2025	August 1, 2025
Class S2	$0.3768	$-	$-	August 4, 2025	August 1, 2025
Solution Moderately Aggressive
Class ADV	$0.2705	$0.0365	$0.7029	August 4, 2025	August 1, 2025
Class I	$0.3355	$0.0365	$0.7029	August 4, 2025	August 1, 2025
Class R6	$0.3364	$0.0365	$0.7029	August 4, 2025	August 1, 2025
Class S	$0.3002	$0.0365	$0.7029	August 4, 2025	August 1, 2025
Class S2	$0.2862	$0.0365	$0.7029	August 4, 2025	August 1, 2025
Solution 2025
Class ADV	$0.2807	$-	$-	August 4, 2025	August 1, 2025
Class I	$0.3459	$-	$-	August 4, 2025	August 1, 2025
Class S	$0.3184	$-	$-	August 4, 2025	August 1, 2025
Class S2	$0.3061	$-	$-	August 4, 2025	August 1, 2025
Class ADV	$0.1344	$0.0446	$0.5036	August 7, 2025	August 6, 2025
Class I	$0.1650	$0.0446	$0.5036	August 7, 2025	August 6, 2025
Class S	$0.1501	$0.0446	$0.5036	August 7, 2025	August 6, 2025
Class S2	$0.1428	$0.0446	$0.5036	August 7, 2025	August 6, 2025
Solution 2030
Class ADV	$0.3041	$0.0039	$0.3782	August 4, 2025	August 1, 2025
Class I	$0.3789	$0.0039	$0.3782	August 4, 2025	August 1, 2025
Class S	$0.3502	$0.0039	$0.3782	August 4, 2025	August 1, 2025
Class S2	$0.3210	$0.0039	$0.3782	August 4, 2025	August 1, 2025
Solution 2035
Class ADV	$0.2254	$0.1672	$0.2244	August 4, 2025	August 1, 2025
Class I	$0.2886	$0.1672	$0.2244	August 4, 2025	August 1, 2025
Class S	$0.2622	$0.1672	$0.2244	August 4, 2025	August 1, 2025
Class S2	$0.2486	$0.1672	$0.2244	August 4, 2025	August 1, 2025
Solution 2040
Class ADV	$0.2756	$-	$0.6322	August 4, 2025	August 1, 2025
Class I	$0.3468	$-	$0.6322	August 4, 2025	August 1, 2025
Class S	$0.3153	$-	$0.6322	August 4, 2025	August 1, 2025
Class S2	$0.2902	$-	$0.6322	August 4, 2025	August 1, 2025
Solution 2045
Class ADV	$0.1791	$0.0661	$0.4043	August 4, 2025	August 1, 2025
Class I	$0.2416	$0.0661	$0.4043	August 4, 2025	August 1, 2025
Class S	$0.2155	$0.0661	$0.4043	August 4, 2025	August 1, 2025
Class S2	$0.1913	$0.0661	$0.4043	August 4, 2025	August 1, 2025
Solution 2050
Class ADV	$0.2431	$-	$1.1816	August 4, 2025	August 1, 2025

45

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

Class I	$0.3273	$-	$1.1816	August 4, 2025	August 1, 2025
Class S	$0.2937	$-	$1.1816	August 4, 2025	August 1, 2025
Class S2	$0.2628	$-	$1.1816	August 4, 2025	August 1, 2025
Solution 2055
Class ADV	$0.1751	$0.2210	$0.7316	August 4, 2025	August 1, 2025
Class I	$0.2598	$0.2210	$0.7316	August 4, 2025	August 1, 2025
Class S	$0.2308	$0.2210	$0.7316	August 4, 2025	August 1, 2025
Class S2	$0.2129	$0.2210	$0.7316	August 4, 2025	August 1, 2025
Solution 2060
Class ADV	$0.1846	$0.0387	$0.8800	August 4, 2025	August 1, 2025
Class I	$0.2466	$0.0387	$0.8800	August 4, 2025	August 1, 2025
Class S	$0.2210	$0.0387	$0.8800	August 4, 2025	August 1, 2025
Class S2	$0.1947	$0.0387	$0.8800	August 4, 2025	August 1, 2025
Solution 2065
Class ADV	$0.0026	$-	$0.0101	August 4, 2025	August 1, 2025
Class I	$0.0026	$-	$0.0101	August 4, 2025	August 1, 2025
Class S	$0.0026	$-	$0.0101	August 4, 2025	August 1, 2025
Class S2	$0.0026	$-	$0.0101	August 4, 2025	August 1, 2025

Reorganization: On November 12, 2024, the Board approved the reorganization of Solution 2025 into Solution Income on or about August 8, 2025. Following the reorganization, shareholders of Solution 2025 hold shares of Solution Income.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

46

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
655,596	Voya Intermediate Bond Fund - Class R6	$5,762,687	2.9
591,062	Voya International Index Portfolio - Class I	7,719,263	3.9
1,753,427	Voya Large Cap Value Portfolio - Class R6	11,747,962	5.9
128,230	Voya Large-Cap Growth Fund - Class R6	8,182,385	4.1
630,396	Voya Multi-Manager Emerging Markets Equity Fund - Class I	7,142,384	3.6
1,673,391	Voya Multi-Manager International Equity Fund - Class I	20,214,561	10.2
1,012,619	Voya Multi-Manager Mid Cap Value Fund - Class I	9,609,757	4.9
158,248	Voya Russell TM Large Cap Growth Index - Class I	12,180,336	6.2
121,680	Voya Small Cap Growth Fund - Class R6	4,997,379	2.5
540,709	Voya Small Company Fund - Class R6	7,861,914	4.0
3,346,689	Voya U.S. Stock Index Portfolio - Class I	71,920,341	36.3
266,771	VY® Invesco Comstock Portfolio - Class I	5,935,648	3.0
486,739	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	14,621,636	7.4
791,839	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	10,024,678	5.1

	Total Mutual Funds (Cost $170,875,485)	197,920,931	100.0

	Total Investments in Securities (Cost $170,875,485)	$197,920,931	100.0
	Assets in Excess of Other Liabilities	63,121	0.0
	Net Assets	$197,984,052	100.0

See Accompanying Notes to Financial Statements

47

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Mutual Funds	$197,920,931	$—	$—	$197,920,931
Total Investments, at fair value	$197,920,931	$—	$—	$197,920,931

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions

Voya Intermediate Bond Fund - Class R6	$11,565,395	$687,119	$(6,673,890)	$184,063	$5,762,687	$167,271	$25,322	$—
Voya International Index Portfolio - Class I	7,596,829	386,875	(1,419,166)	1,154,725	7,719,263	182,520	94,898	—
Voya Large Cap Value Portfolio - Class R6	9,083,915	2,601,487	(418,888)	481,448	11,747,962	—	128,593	—
Voya Large-Cap Growth Fund - Class R6	—	8,036,859	(393,915)	539,441	8,182,385	—	(13,457)	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,708,140	2,998,684	(634,758)	1,070,318	7,142,384	—	97,162	—
Voya Multi-Manager International Equity Fund - Class I	14,177,085	5,581,565	(2,320,098)	2,776,009	20,214,561	—	191,351	—
Voya Multi-Manager Mid Cap Value Fund - Class I	11,724,142	641,749	(2,573,611)	(182,523)	9,609,757	—	188,870	—
Voya Russell TM Large Cap Growth Index - Class I	11,875,313	3,576,389	(2,450,468)	(820,898)	12,180,336	20,879	452,069	1,167,559
Voya Small Cap Growth Fund - Class R6	4,394,052	988,241	(203,279)	(181,635)	4,997,379	—	27,961	—
Voya Small Company Fund - Class R6	7,667,506	816,896	(485,519)	(136,969)	7,861,914	—	27,619	—
Voya U.S. Stock Index Portfolio - Class I	65,957,636	5,118,045	(2,132,906)	2,977,566	71,920,341	—	1,112,633	—
VY® Invesco Comstock Portfolio - Class I	7,297,711	353,256	(2,216,438)	501,119	5,935,648	—	10,707	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	14,263,125	720,351	(1,130,850)	769,010	14,621,636	—	94,044	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	11,770,866	448,169	(3,091,834)	897,477	10,024,678	—	(18,476)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	5,830,810	70,629	(4,343,441)	(1,557,998)	—	—	1,519,946	—
	$186,912,525	$33,026,314	$(30,489,061)	$8,471,153	$197,920,931	$370,670	$3,939,242	$1,167,559

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

48

Voya Solution Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(101,678)
Interest rate contracts	(6,249)
Total	$(107,927)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $177,833,769.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$27,076,438
Gross Unrealized Depreciation	(6,989,276)
Net Unrealized Appreciation	$20,087,162

See Accompanying Notes to Financial Statements

49

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
3,598,482	Voya Intermediate Bond Fund - Class R6	$31,630,657	16.7
1,415,685	Voya Large Cap Value Portfolio - Class R6	9,485,087	5.0
93,212	Voya Large-Cap Growth Fund - Class R6	5,947,848	3.1
925,452 (1)	Voya MidCap Opportunities Portfolio - Class R6	5,756,314	3.0
349,034	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,954,551	2.1
849,070	Voya Multi-Manager International Equity Fund - Class I	10,256,763	5.4
588,636	Voya Multi-Manager Mid Cap Value Fund - Class I	5,586,156	2.9
127,810	Voya Russell TM Large Cap Growth Index - Class I	9,837,535	5.2
1,755,162	Voya Short Duration Bond Fund - Class R6	16,498,524	8.7
35,374	Voya Small Cap Growth Fund - Class R6	1,452,801	0.8
163,752	Voya Small Company Fund - Class R6	2,380,955	1.3
2,476,871	Voya U.S. Stock Index Portfolio - Class I	53,227,958	28.0
1,165,465	VY® BrandywineGLOBAL - Bond Portfolio - Class I	11,130,188	5.9
172,324	VY® Invesco Comstock Portfolio - Class I	3,834,208	2.0
628,732	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	18,887,117	9.9

	Total Mutual Funds (Cost $169,905,130)	189,866,662	100.0
	Total Investments in Securities (Cost $169,905,130)	$189,866,662	100.0
	Liabilities in Excess of Other Assets	(67,119)	0.0
	Net Assets	$189,799,543	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

50

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Mutual Funds	$189,866,662	$—	$—	$189,866,662
Total Investments, at fair value	$189,866,662	$—	$—	$189,866,662

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$35,684,715	$2,657,854	$(8,330,984)	$1,619,072	$31,630,657	$733,879	$(938,766)	$—
Voya Large Cap Value Portfolio - Class R6	9,093,305	628,610	(629,009)	392,181	9,485,087	—	187,415	—
Voya Large-Cap Growth Fund - Class R6	—	6,107,949	(563,046)	402,945	5,947,848	—	(21,237)	—
Voya MidCap Opportunities Portfolio - Class R6	5,451,964	1,678,067	(1,137,323)	(236,394)	5,756,314	—	457,130	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,718,244	87,934	(500,361)	648,734	3,954,551	—	82,828	—
Voya Multi-Manager International Equity Fund - Class I	10,402,305	241,819	(1,782,350)	1,394,989	10,256,763	—	359,384	—
Voya Multi-Manager Mid Cap Value Fund - Class I	5,417,268	1,599,901	(1,281,717)	(149,296)	5,586,156	—	89,942	—
Voya Russell TM Large Cap Growth Index - Class I	7,917,441	3,319,778	(798,188)	(601,496)	9,837,535	17,432	337,230	974,807
Voya Short Duration Bond Fund - Class R6	17,502,188	1,234,552	(2,343,340)	105,124	16,498,524	399,587	20,756	—
Voya Small Cap Growth Fund - Class R6	1,759,478	133,544	(325,469)	(114,752)	1,452,801	—	47,940	—
Voya Small Company Fund - Class R6	3,608,676	229,464	(1,333,000)	(124,185)	2,380,955	—	102,579	—
Voya U.S. Stock Index Portfolio - Class I	48,427,008	5,864,493	(2,681,401)	1,617,858	53,227,958	—	1,396,637	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	12,465,188	731,250	(2,877,627)	811,377	11,130,188	—	(421,161)	—
VY® Invesco Comstock Portfolio - Class I	3,652,576	242,611	(322,396)	261,417	3,834,208	—	10,875	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	19,030,099	578,951	(1,986,521)	1,264,588	18,887,117	—	(135,518)	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	5,831,438	40,481	(4,355,093)	(1,516,826)	—	—	1,478,992	—
	$189,961,893	$25,377,258	$(31,247,825)	$5,775,336	$189,866,662	$1,150,898	$3,055,026	$974,807

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

51

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(101,169)
Interest rate contracts	(4,668)
Total	$(105,837)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $179,773,879.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$20,033,593
Gross Unrealized Depreciation	(9,940,810)
Net Unrealized Appreciation	$10,092,783

See Accompanying Notes to Financial Statements

52

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.3%
181,160	Schwab U.S. TIPS ETF	$4,833,349	4.9
17,702	Vanguard Long-Term Treasury ETF	993,436	1.0
48,603	Vanguard Total International Bond ETF	2,406,335	2.4

	Total Exchange-Traded Funds (Cost $8,205,445)	8,233,120	8.3

MUTUAL FUNDS: 91.6%
	Affiliated Investment Companies: 91.6%
839,082	Voya High Yield Bond Fund - Class R6	5,881,964	6.0
2,963,210	Voya Intermediate Bond Fund - Class R6	26,046,620	26.4
448,814	Voya Large Cap Value Portfolio - Class R6	3,007,051	3.1
49,270	Voya Large-Cap Growth Fund - Class R6	3,143,897	3.2
326,067 (1)	Voya MidCap Opportunities Portfolio - Class R6	2,028,134	2.1
203,883	Voya Multi-Manager International Equity Fund - Class I	2,462,912	2.5
207,340	Voya Multi-Manager Mid Cap Value Fund - Class I	1,967,661	2.0
2,163,162	Voya Short Duration Bond Fund - Class R6	20,333,723	20.6
308,600	Voya U.S. Stock Index Portfolio - Class I	6,631,807	6.7
923,415	VY® BrandywineGLOBAL - Bond Portfolio - Class I	8,818,609	8.9
332,170	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9,978,382	10.1

	Total Mutual Funds (Cost $87,277,181)	90,300,760	91.6
	Total Long-Term Investments (Cost $95,482,626)	98,533,880	99.9
	Total Investments in Securities (Cost $95,482,626)	$98,533,880	99.9
	Assets in Excess of Other Liabilities	53,741	0.1
	Net Assets	$98,587,621	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

53

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,233,120	$—	$—	$8,233,120
Mutual Funds	90,300,760	—	—	90,300,760
Total Investments, at fair value	$98,533,880	$—	$—	$98,533,880

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions

Voya High Yield Bond Fund - Class R6	$5,988,695	$450,006	$(647,531)	$90,794	$5,881,964	$198,666	$(15,605)	$—
Voya Intermediate Bond Fund - Class R6	27,373,253	2,328,136	(4,719,253)	1,064,484	26,046,620	602,018	(553,262)	—
Voya Large Cap Value Portfolio - Class R6	2,820,085	362,994	(277,275)	101,247	3,007,051	—	83,111	—
Voya Large-Cap Growth Fund - Class R6	—	3,329,916	(411,251)	225,232	3,143,897	—	(14,133)	—
Voya MidCap Opportunities Portfolio - Class R6	1,409,331	1,351,256	(629,863)	(102,590)	2,028,134	—	173,306	—
Voya Multi-Manager International Equity Fund - Class I	1,950,756	542,591	(324,265)	293,830	2,462,912	—	93,349	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,399,979	1,331,897	(656,108)	(108,107)	1,967,661	—	66,497	—
Voya Russell TM Large Cap Growth Index - Class I	3,071,463	25,179	(2,677,404)	(419,238)	—	—	375,786	—
Voya Short Duration Bond Fund - Class R6	22,119,399	1,499,391	(3,412,031)	126,964	20,333,723	501,128	30,139	—
Voya U.S. Stock Index Portfolio - Class I	5,401,899	2,274,406	(989,509)	(54,989)	6,631,807	—	529,254	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	9,895,681	624,289	(2,226,205)	524,844	8,818,609	—	(215,697)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	9,839,069	607,725	(1,063,671)	595,259	9,978,382	—	9,095	—
	$91,269,610	$14,727,786	$(18,034,366)	$2,337,730	$90,300,760	$1,301,812	$561,840	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

54

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(55,881)
Interest rate contracts	(2,295)
Total	$(58,176)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $100,988,527.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,133,050
Gross Unrealized Depreciation	(5,587,697)
Net Unrealized Depreciation	$(2,454,647)

See Accompanying Notes to Financial Statements

55

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.2%
546,922	Schwab U.S. TIPS ETF	$14,591,879	9.8
79,284	Vanguard FTSE Developed Markets ETF	4,519,981	3.0
30,425	Vanguard FTSE Emerging Markets ETF	1,504,821	1.0
53,442	Vanguard Long-Term Treasury ETF	2,999,165	2.0
44,018	Vanguard Total International Bond ETF	2,179,331	1.4

	Total Exchange-Traded Funds (Cost $24,581,543)	25,795,177	17.2
MUTUAL FUNDS: 82.6%
	Affiliated Investment Companies: 82.6%
844,230	Voya High Yield Bond Fund - Class R6	5,918,053	4.0
4,472,204	Voya Intermediate Bond Fund - Class R6	39,310,674	26.3
903,065	Voya Large Cap Value Portfolio - Class R6	6,050,534	4.0
277,117	Voya Multi-Manager Emerging Markets Equity Fund - Class I	3,139,736	2.1
672,507	Voya Multi-Manager International Equity Fund - Class I	8,123,887	5.4
156,455	Voya Multi-Manager Mid Cap Value Fund - Class I	1,484,762	1.0
61,158	Voya Russell TM Large Cap Growth Index - Class I	4,707,347	3.2
1,243,752	Voya Short Duration Bond Fund - Class R6	11,691,269	7.8
537,581	Voya U.S. Stock Index Portfolio - Class I	11,552,620	7.7
1,393,736	VY® BrandywineGLOBAL - Bond Portfolio - Class I	13,310,180	8.9
501,300	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	15,059,053	10.1

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
30,012	VY® T. Rowe Price Growth Equity Portfolio - Class I	$3,138,324	2.1
	Total Mutual Funds (Cost $117,315,280)	123,486,439	82.6
	Total Long-Term Investments (Cost $141,896,823)	149,281,616	99.8
	Total Investments in Securities (Cost $141,896,823)	$149,281,616	99.8
	Assets in Excess of Other Liabilities	229,389	0.2
	Net Assets	$149,511,005	100.0

See Accompanying Notes to Financial Statements

56

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$25,795,177	$—	$—	$25,795,177
Mutual Funds	123,486,439	—	—	123,486,439
Total Investments, at fair value	$149,281,616	$—	$—	$149,281,616
Other Financial Instruments+
Futures	62,350	—	—	62,350
Total Assets	$149,343,966	$—	$—	$149,343,966
Liabilities Table
Other Financial Instruments+
Futures	$(26,432)	$—	$—	$(26,432)
Total Liabilities	$(26,432)	$—	$—	$(26,432)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
Voya High Yield Bond Fund - Class R6	$5,993,106	$325,756	$(460,753)	$59,944	$5,918,053	$197,589	$13,702	$—
Voya Intermediate Bond Fund - Class R6	39,321,582	3,105,760	(4,477,094)	1,360,426	39,310,674	876,250	(600,477)	—
Voya Large Cap Value Portfolio - Class R6	5,642,510	593,567	(517,294)	331,751	6,050,534	—	30,007	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,849,063	198,619	(444,820)	536,874	3,139,736	—	38,073	—
Voya Multi-Manager International Equity Fund - Class I	6,497,223	1,453,818	(846,914)	1,019,760	8,123,887	—	118,714	—
Voya Multi-Manager Mid Cap Value Fund - Class I	2,100,716	305,948	(985,670)	63,768	1,484,762	—	(110,726)	—
Voya Russell TM Large Cap Growth Index - Class I	3,075,129	2,179,718	(354,830)	(192,670)	4,707,347	8,410	146,606	470,298
Voya Short Duration Bond Fund - Class R6	13,583,386	645,615	(2,703,964)	166,232	11,691,269	291,627	(73,734)	—
Voya U.S. Stock Index Portfolio - Class I	8,107,116	3,504,734	(668,495)	609,265	11,552,620	—	20,751	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	14,747,528	678,936	(3,104,878)	988,594	13,310,180	—	(527,387)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	14,769,032	560,207	(1,147,028)	876,842	15,059,053	—	17,651	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2,108,893	306,021	(2,338,756)	(76,158)	—	—	72,296	—

See Accompanying Notes to Financial Statements

57

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
VY® T. Rowe Price Growth Equity Portfolio - Class I	$3,019,435	$312,560	$(272,759)	$79,088	$3,138,324	$—	$91,429	$—
	$121,814,719	$14,171,259	$(18,323,255)	$5,823,716	$123,486,439	$1,373,876	$(763,095)	$470,298

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the following futures contracts were outstanding for Voya Solution Income Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	13	09/19/25	$1,548,625	$62,350
			$1,548,625	$62,350
Short Contracts:
U.S. Treasury 10-Year Note	(13)	09/19/25	(1,457,625)	(26,432)
			$(1,457,625)	$(26,432)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$62,350
Total Asset Derivatives		$62,350

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$26,432
Total Liability Derivatives		$26,432

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(78,398)
Interest rate contracts	(47,460)
Total	$(125,858)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$35,918
Total	$35,918

See Accompanying Notes to Financial Statements

58

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $150,547,609.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$8,029,623
Gross Unrealized Depreciation	(9,259,698)
Net Unrealized Depreciation	$(1,230,075)

See Accompanying Notes to Financial Statements

59

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
4,111,396	Voya Intermediate Bond Fund - Class R6	$36,139,174	7.8
1,390,058	Voya International Index Portfolio - Class I	18,154,153	3.9
3,436,969	Voya Large Cap Value Portfolio - Class R6	23,027,692	5.0
301,734	Voya Large-Cap Growth Fund - Class R6	19,253,615	4.2
1,059,314	Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,002,024	2.6
2,810,953	Voya Multi-Manager International Equity Fund - Class I	33,956,312	7.3
2,619,786	Voya Multi-Manager Mid Cap Value Fund - Class I	24,861,772	5.4
310,289	Voya Russell TM Large Cap Growth Index - Class I	23,882,913	5.2
1,893,911	Voya Short Duration Bond Fund - Class R6	17,802,761	3.8
200,382	Voya Small Cap Growth Fund - Class R6	8,229,705	1.8
874,524	Voya Small Company Fund - Class R6	12,715,576	2.7
6,232,125	Voya U.S. Stock Index Portfolio - Class I	133,928,357	28.9
1,414,853	VY® BrandywineGLOBAL - Bond Portfolio - Class I	13,511,850	2.9
627,545	VY® Invesco Comstock Portfolio - Class I	13,962,870	3.0
1,526,454	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	45,854,687	9.9
2,049,248	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	25,943,474	5.6

	Total Mutual Funds (Cost $408,500,972)	463,226,935	100.0

	Total Investments in Securities (Cost $408,500,972)	$463,226,935	100.0

	Liabilities in Excess of Other Assets	(143,115)	0.0
	Net Assets	$463,083,820	100.0

See Accompanying Notes to Financial Statements

60

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Mutual Funds	$463,226,935	$—	$—	$463,226,935
Total Investments, at fair value	$463,226,935	$—	$—	$463,226,935

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund -Class R6	$42,671,033	$2,773,410	$(11,313,394)	$2,008,125	$36,139,174	$848,043	$(1,198,623)	$—
Voya International Index Portfolio
- Class I	18,683,172	578,517	(3,830,747)	2,723,211	18,154,153	437,430	278,404	—
Voya Large Cap Value Portfolio -
Class R6	22,337,343	1,005,661	(1,326,028)	1,010,716	23,027,692	—	408,603	—
Voya Large-Cap Growth Fund -
Class R6	—	19,431,213	(1,450,790)	1,273,192	19,253,615	—	(43,292)	—
Voya Multi-Manager Emerging
Markets Equity Fund - Class I	9,105,114	2,384,955	(1,393,462)	1,905,417	12,002,024	—	201,495	—
Voya Multi-Manager International
Equity Fund - Class I	25,568,928	8,417,328	(5,151,847)	5,121,903	33,956,312	—	1,030	—
Voya Multi-Manager Mid Cap Value
Fund - Class I	22,176,770	6,824,093	(5,077,680)	938,589	24,861,772	—	(1,075,425)	—
Voya RussellTM Large Cap Growth
Index - Class I	24,342,454	7,572,076	(4,466,549)	(3,565,068)	23,882,913	41,703	2,879,750	2,332,065
Voya Short Duration Bond Fund -
Class R6	19,118,422	1,206,871	(2,642,130)	119,598	17,802,761	431,071	17,322	—
Voya Small Cap Growth Fund -
Class R6	8,643,430	567,601	(583,828)	(397,498)	8,229,705	—	83,236	—
Voya Small Company Fund - Class
R6	12,205,353	1,709,112	(954,116)	(244,773)	12,715,576	—	43,626	—
Voya U.S. Stock Index Portfolio -
Class I	141,212,478	8,027,523	(18,598,482)	3,286,838	133,928,357	—	4,547,984	—
VY® BrandywineGLOBAL - Bond
Portfolio - Class I	18,854,035	788,956	(7,795,684)	1,664,543	13,511,850	—	(1,131,013)	—
VY® Invesco Comstock Portfolio -
Class I	13,458,847	546,721	(1,029,766)	987,068	13,962,870	—	11,013	—
VY® T. Rowe Price Capital
Appreciation Portfolio - Class R6	46,772,794	1,110,277	(4,771,034)	2,742,650	45,854,687	—	3,613	—
VY® T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6	22,264,872	6,403,284	(4,965,339)	2,240,657	25,943,474	—	40,580	—
VY® T. Rowe Price Growth Equity
Portfolio - Class I	14,342,003	16,371	(10,185,709)	(4,172,665)	—	—	4,082,466	—
	$461,757,048	$69,363,969	$(85,536,585)	$17,642,503	$463,226,935	$1,758,247	$9,150,769	$2,332,065

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

61

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(235,663)
Interest rate contracts	(12,938)
Total	$(248,601)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $428,842,183.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$55,179,557
Gross Unrealized Depreciation	(20,794,804)
Net Unrealized Appreciation	$34,384,753

See Accompanying Notes to Financial Statements

62

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.5%
1,346,010	Schwab U.S. TIPS ETF	$35,911,547	9.5
232,052	Vanguard FTSE Developed Markets ETF	13,229,284	3.5
76,448	Vanguard FTSE Emerging Markets ETF	3,781,118	1.0
134,827	Vanguard Long-Term Treasury ETF	7,566,491	2.0
111,058	Vanguard Total International Bond ETF	5,498,482	1.5

	Total Exchange-Traded Funds (Cost $63,387,820)	65,986,922	17.5

MUTUAL FUNDS: 82.4%
	Affiliated Investment Companies: 82.4%
1,994,875	Voya High Yield Bond Fund - Class R6	13,984,072	3.7
11,272,737	Voya Intermediate Bond Fund - Class R6	99,087,356	26.3
2,276,130	Voya Large Cap Value Portfolio - Class R6	15,250,070	4.0
699,452	Voya Multi-Manager Emerging Markets Equity Fund - Class I	7,924,793	2.1
1,929,931	Voya Multi-Manager International Equity Fund - Class I	23,313,568	6.2
492,951	Voya Multi-Manager Mid Cap Value Fund - Class I	4,678,107	1.2
154,140	Voya Russell TM Large Cap Growth Index - Class I	11,864,141	3.2
2,744,855	Voya Short Duration Bond Fund - Class R6	25,801,633	6.8
1,448,910	Voya U.S. Stock Index Portfolio - Class I	31,137,071	8.3
3,317,974	VY® BrandywineGLOBAL - Bond Portfolio - Class I	31,686,648	8.4
1,263,530	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	37,956,429	10.1

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
75,640	VY® T. Rowe Price Growth Equity Portfolio - Class I	$7,909,693	2.1

	Total Mutual Funds (Cost $293,037,799)	310,593,581	82.4

	Total Long-Term Investments (Cost $356,425,619)	376,580,503	99.9

	Total Investments in Securities (Cost $356,425,619)	$376,580,503	99.9
	Assets in Excess of Other Liabilities	551,111	0.1
	Net Assets	$377,131,614	100.0

See Accompanying Notes to Financial Statements

63

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$65,986,922	$—	$—	$65,986,922
Mutual Funds	310,593,581	—	—	310,593,581
Total Investments, at fair value	$376,580,503	$—	$—	$376,580,503
Other Financial Instruments+
Futures	154,172	—	—	154,172
Total Assets	$376,734,675	$—	$—	$376,734,675
Liabilities Table
Other Financial Instruments+
Futures	$(67,096)	$—	$—	$(67,096)
Total Liabilities	$(67,096)	$—	$—	$(67,096)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
Voya High Yield Bond Fund - Class R6	$12,410,992	$2,389,236	$(946,771)	$130,615	$13,984,072	$416,664	$40,286	$—
Voya Intermediate Bond Fund -Class R6	98,414,388	9,419,511	(11,972,444)	3,225,901	99,087,356	2,195,394	(1,344,777)	—
Voya Large Cap Value Portfolio -Class R6	14,379,951	1,388,414	(1,356,902)	838,607	15,250,070	—	81,627	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	7,272,496	460,849	(1,120,641)	1,312,089	7,924,793	—	139,235	—
Voya Multi-Manager International Equity Fund - Class I	26,862,448	1,639,241	(8,448,108)	3,259,987	23,313,568	—	898,694	—
Voya Multi-Manager Mid Cap Value Fund - Class I	6,256,126	840,452	(2,503,697)	85,226	4,678,107	—	(196,108)	—
Voya Russell TM Large Cap Growth Index - Class I	7,836,054	5,454,320	(913,332)	(512,901)	11,864,141	21,138	400,289	1,182,053
Voya Short Duration Bond Fund -Class R6	19,225,807	8,160,558	(1,743,098)	158,366	25,801,633	513,873	9,750	—
Voya Small Company Fund - Class R6	2,676,000	2,163	(2,489,990)	(188,173)	—	—	221,925	—
Voya U.S. Stock Index Portfolio -Class I	41,283,781	3,367,115	(12,275,095)	(1,238,730)	31,137,071	—	3,236,952	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	27,314,391	6,132,711	(2,943,901)	1,183,447	31,686,648	—	(225,444)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	37,638,308	1,147,526	(2,998,204)	2,168,799	37,956,429	—	98,477	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	6,270,476	404,881	(6,363,822)	(311,535)	—	—	310,293	—

See Accompanying Notes to Financial Statements

64

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
VY® T. Rowe Price Growth Equity Portfolio - Class I	$7,694,574	$737,478	$(714,008)	$191,649	$7,909,693	$—	$240,374	$—
	$315,535,792	$41,544,455	$(56,790,013)	$10,303,347	$310,593,581	$3,147,069	$3,911,573	$1,182,053

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	32	09/19/25	$3,812,000	$154,172
			$3,812,000	$154,172
Short Contracts:
U.S. Treasury 10-Year Note	(33)	09/19/25	(3,700,125)	(67,096)
			$(3,700,125)	$(67,096)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$154,172
Total Asset Derivatives		$154,172

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$67,096
Total Liability Derivatives		$67,096

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(202,552)
Interest rate contracts	(117,139)
Total	$(319,691)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$87,076
Total	$87,076

See Accompanying Notes to Financial Statements

65

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $378,741,787.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$21,415,511
Gross Unrealized Depreciation	(23,489,719)
Net Unrealized Depreciation	$(2,074,208)

See Accompanying Notes to Financial Statements

66

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio
as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.8%
71,774	Schwab U.S. TIPS ETF	$1,914,930	2.9
50,914	Vanguard FTSE Developed Markets ETF	2,902,607	4.4
19,538	Vanguard FTSE Emerging Markets ETF	966,350	1.5
35,057	Vanguard Long-Term Treasury ETF	1,967,399	3.0

	Total Exchange-Traded Funds (Cost $7,210,086)	7,751,286	11.8

MUTUAL FUNDS: 88.2%
	Affiliated Investment Companies: 88.2%
184,923	Voya High Yield Bond Fund - Class R6	1,296,310	2.0
1,441,762	Voya Intermediate Bond Fund - Class R6	12,673,092	19.2
296,626	Voya Large Cap Value Portfolio - Class R6	1,987,392	3.0
123,174	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,395,558	2.1
569,621	Voya Multi-Manager International Equity Fund - Class I	6,881,019	10.4
154,182	Voya Multi-Manager Mid Cap Value Fund - Class I	1,463,187	2.2
35,694	Voya Russell TM Large Cap Growth Index - Class I	2,747,386	4.1
136,250	Voya Short Duration Bond Fund - Class R6	1,280,751	1.9
12,349	Voya Small Cap Growth Fund - Class R6	507,188	0.8
57,167	Voya Small Company Fund - Class R6	831,203	1.3
613,051	Voya U.S. Stock Index Portfolio - Class I	13,174,471	19.9
407,121	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,888,005	5.9
60,172	VY® Invesco Comstock Portfolio - Class I	1,338,828	2.0
219,575	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	6,596,040	10.0
67,944	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	860,175	1.3

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
13,136	VY® T. Rowe Price Growth Equity Portfolio - Class I	$1,373,667	2.1

	Total Mutual Funds (Cost $53,557,396)	58,294,272	88.2

	Total Long-Term Investments (Cost $60,767,482)	66,045,558	100.0

	Total Investments in Securities (Cost $60,767,482)	$66,045,558	100.0

	Assets in Excess of Other Liabilities	30,503	0.0
	Net Assets	$66,076,061	100.0

See Accompanying Notes to Financial Statements

67

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,751,286	$—	$—	$7,751,286
Mutual Funds	58,294,272	—	—	58,294,272
Total Investments, at fair value	$66,045,558	$—	$—	$66,045,558

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
Voya High Yield Bond Fund - Class R6	$1,170,126	$227,441	$(112,518)	$11,261	$1,296,310	$40,963	$4,810	$—
Voya Intermediate Bond Fund -Class R6	11,686,415	2,781,454	(2,043,542)	248,765	12,673,092	274,283	(12,293)	—
Voya Large Cap Value Portfolio -Class R6	1,653,567	372,276	(144,757)	106,306	1,987,392	—	10,478	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,123,972	304,120	(253,970)	221,436	1,395,558	—	26,783	—
Voya Multi-Manager International Equity Fund - Class I	6,009,783	1,212,541	(1,243,040)	901,735	6,881,019	—	197,599	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,368,245	520,576	(410,096)	(15,538)	1,463,187	—	(752)	—
Voya Russell TM Large Cap Growth Index - Class I	1,799,887	1,244,783	(176,436)	(120,848)	2,747,386	4,691	81,056	262,317
Voya Short Duration Bond Fund -Class R6	1,466,455	236,275	(430,359)	8,380	1,280,751	31,139	1,892	—
Voya Small Cap Growth Fund -Class R6	401,982	157,879	(35,942)	(16,731)	507,188	—	4,147	—
Voya Small Company Fund - Class R6	959,125	197,753	(282,544)	(43,131)	831,203	—	36,552	—
Voya U.S. Stock Index Portfolio -Class I	10,363,009	2,874,159	(686,169)	623,472	13,174,471	—	137,007	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,485,274	720,216	(450,762)	133,277	3,888,005	—	(9,173)	—
VY® Invesco Comstock Portfolio -Class I	1,106,927	241,880	(102,655)	92,676	1,338,828	—	(2,317)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	5,767,491	913,841	(527,057)	441,765	6,596,040	—	(60,349)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,373,120	495,510	(1,026,143)	17,688	860,175	—	64,708	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,178,490	251,373	(86,991)	30,795	1,373,667	—	47,477	—
	$50,913,868	$12,752,077	$(8,012,981)	$2,641,308	$58,294,272	$351,076	$527,625	$262,317

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

68

PORTFOLIO OF INVESTMENTS
Voya Solution 2030 Portfolio
as of June 30, 2025 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(33,429)
Interest rate contracts	(2,678)
Total	$(36,107)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $64,864,263.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,353,814
Gross Unrealized Depreciation	(4,172,519)
Net Unrealized Appreciation	$1,181,295

See Accompanying Notes to Financial Statements

69

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio
as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.4%
514,874	Vanguard FTSE Developed Markets ETF	$29,352,967	4.9
177,825	Vanguard FTSE Emerging Markets ETF	8,795,225	1.5
315,018	Vanguard Long-Term Treasury ETF	17,678,810	3.0

	Total Exchange-Traded Funds (Cost $47,903,317)	55,827,002	9.4

MUTUAL FUNDS: 90.5%
	Affiliated Investment Companies: 90.5%
1,657,654	Voya High Yield Bond Fund - Class R6	11,620,157	2.0
10,272,712	Voya Intermediate Bond Fund - Class R6	90,297,140	15.2
2,659,232	Voya Large Cap Value Portfolio - Class R6	17,816,856	3.0
1,638,601	Voya Multi-Manager Emerging Markets Equity Fund - Class I	18,565,344	3.1
6,277,732	Voya Multi-Manager International Equity Fund - Class I	75,834,997	12.7
1,382,147	Voya Multi-Manager Mid Cap Value Fund - Class I	13,116,576	2.2
320,069	Voya Russell TM Large Cap Growth Index - Class I	24,635,687	4.1
110,734	Voya Small Cap Growth Fund - Class R6	4,547,858	0.8
512,591	Voya Small Company Fund - Class R6	7,453,071	1.2
7,471,743	Voya U.S. Stock Index Portfolio - Class I	160,567,747	27.0
2,432,829	VY® BrandywineGLOBAL - Bond Portfolio - Class I	23,233,517	3.9
539,471	VY® Invesco Comstock Portfolio - Class I	12,003,219	2.0
1,968,434	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	59,131,758	9.9
609,296	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	7,713,685	1.3

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
117,801	VY® T. Rowe Price Growth Equity Portfolio - Class I	$12,318,408	2.1

	Total Mutual Funds (Cost $474,758,248)	538,856,020	90.5

	Total Long-Term Investments (Cost $522,661,565)	594,683,022	99.9

	Total Investments in Securities (Cost $522,661,565)	$594,683,022	99.9
	Assets in Excess of Other Liabilities	330,703	0.1

	Net Assets	$595,013,725	100.0

See Accompanying Notes to Financial Statements

70

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$55,827,002	$—	$—	$55,827,002
Mutual Funds	538,856,020	—	—	538,856,020
Total Investments, at fair value	$594,683,022	$—	$—	$594,683,022

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning Fair Value	Purchases	Sales	Unrealized Appreciation/	Fair Value at	Investment	Realized Gains/	Capital Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
Voya High Yield Bond Fund - Class R6	$11,522,989	$862,279	$(874,187)	$109,076	$11,620,157	$381,099	$36,925	$—
Voya Intermediate Bond Fund - Class R6	91,991,315	10,107,099	(14,158,767)	2,357,493	90,297,140	2,037,347	(630,678)	—
Voya Large Cap Value Portfolio -Class R6	16,276,038	1,321,170	(653,682)	873,330	17,816,856	—	194,836	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	16,513,386	752,608	(1,778,179)	3,077,529	18,565,344	—	290,522	—
Voya Multi-Manager International Equity Fund - Class I	67,174,600	6,321,702	(9,462,800)	11,801,495	75,834,997	—	(85,139)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	13,466,067	3,141,857	(3,773,719)	282,371	13,116,576	—	(447,018)	—
Voya Russell TM Large Cap Growth Index - Class I	17,733,344	9,161,548	(1,171,289)	(1,087,916)	24,635,687	42,708	656,730	2,388,272
Voya Short Duration Bond Fund - Class R6	2,828,936	19,678	(2,845,584)	(3,030)	—	19,569	12,082	—
Voya Small Cap Growth Fund - Class R6	5,248,950	413,012	(802,849)	(311,255)	4,547,858	—	122,335	—
Voya Small Company Fund - Class R6	9,440,644	754,660	(2,476,699)	(265,534)	7,453,071	—	192,378	—
Voya U.S. Stock Index Portfolio - Class I	140,321,760	17,821,440	(5,713,216)	8,137,763	160,567,747	—	1,069,676	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	22,851,995	1,682,919	(2,375,322)	1,073,925	23,233,517	—	(310,205)	—
VY® Invesco Comstock Portfolio - Class I	10,895,551	856,407	(550,054)	801,315	12,003,219	—	35,944	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	56,795,154	2,115,081	(3,334,417)	3,555,940	59,131,758	—	(60,416)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	13,517,832	3,022,339	(8,588,992)	(237,494)	7,713,685	—	977,586	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	11,609,362	963,513	(693,040)	438,573	12,318,408	—	236,860	—
	$508,187,923	$59,317,312	$(59,252,796)	$30,603,581	$538,856,020	$2,480,723	$2,292,418	$2,388,272

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

71

PORTFOLIO OF INVESTMENTS
Voya Solution 2035 Portfolio
as of June 30, 2025 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(301,613)
Interest rate contracts	(16,766)
Total	$(318,379)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $551,226,870.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$72,426,849
Gross Unrealized Depreciation	(28,970,697)
Net Unrealized Appreciation	$43,456,152

See Accompanying Notes to Financial Statements

72

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio
as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.2%
68,654	Vanguard FTSE Developed Markets ETF	$3,913,965	6.8
16,937	Vanguard FTSE Emerging Markets ETF	837,704	1.5
30,265	Vanguard Long-Term Treasury ETF	1,698,472	2.9

	Total Exchange-Traded Funds (Cost $5,505,643)	6,450,141	11.2

MUTUAL FUNDS: 88.7%
	Affiliated Investment Companies: 88.7%
159,610	Voya High Yield Bond Fund - Class R6	1,118,869	1.9
414,812	Voya Intermediate Bond Fund - Class R6	3,646,194	6.3
341,360	Voya Large Cap Value Portfolio - Class R6	2,287,114	4.0
211,168	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,392,529	4.2
701,148	Voya Multi-Manager International Equity Fund - Class I	8,469,862	14.7
162,656	Voya Multi-Manager Mid Cap Value Fund - Class I	1,543,601	2.7
38,506	Voya Russell TM Large Cap Growth Index - Class I	2,963,792	5.2
10,660	Voya Small Cap Growth Fund - Class R6	437,797	0.8
49,344	Voya Small Company Fund - Class R6	717,466	1.3
787,132	Voya U.S. Stock Index Portfolio - Class I	16,915,457	29.4
175,708	VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,678,009	2.9
77,899	VY® Invesco Comstock Portfolio - Class I	1,733,245	3.0
142,138	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,269,818	7.4
81,758	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,035,051	1.8

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
17,006	VY® T. Rowe Price Growth Equity Portfolio - Class I	$1,778,338	3.1

	Total Mutual Funds (Cost $45,318,385)	50,987,142	88.7

	Total Long-Term Investments (Cost $50,824,028)	57,437,283	99.9

	Total Investments in Securities (Cost $50,824,028)	$57,437,283	99.9

	Assets in Excess of Other Liabilities	67,933	0.1
	Net Assets	$57,505,216	100.0

See Accompanying Notes to Financial Statements

73

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,450,141	$—	$—	$6,450,141
Mutual Funds	50,987,142	—	—	50,987,142
Total Investments, at fair value	$57,437,283	$—	$—	$57,437,283
Other Financial Instruments+
Futures	15,717	—	—	15,717
Total Assets	$57,453,000	$—	$—	$57,453,000
Liabilities Table
Other Financial Instruments+
Futures	$(1,812)	$—	$—	$(1,812)
Total Liabilities	$(1,812)	$—	$—	$(1,812)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
Voya High Yield Bond Fund - Class R6	$999,115	$203,601	$(94,080)	$10,233	$1,118,869	$34,862	$3,803	$—
Voya Intermediate Bond Fund -Class R6	3,503,474	1,008,035	(922,261)	56,946	3,646,194	81,133	10,032	—
Voya Large Cap Value Portfolio -Class R6	1,882,791	387,746	(89,239)	105,816	2,287,114	—	25,096	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,934,090	379,358	(302,279)	381,360	2,392,529	—	39,074	—
Voya Multi-Manager International Equity Fund - Class I	6,899,323	1,842,632	(1,336,162)	1,064,069	8,469,862	—	194,765	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,402,139	484,664	(320,741)	(22,461)	1,543,601	—	9,881	—
Voya Russell TM Large Cap Growth Index - Class I	2,049,193	1,187,555	(140,152)	(132,804)	2,963,792	4,992	76,417	279,132
Voya Short Duration Bond Fund -Class R6	244,736	9,787	(254,260)	(263)	—	1,724	1,067	—
Voya Small Cap Growth Fund -Class R6	571,005	88,642	(168,860)	(52,990)	437,797	—	32,322	—
Voya Small Company Fund - Class R6	1,052,612	157,494	(431,258)	(61,382)	717,466	—	58,312	—
Voya U.S. Stock Index Portfolio -Class I	13,519,798	3,235,702	(694,391)	854,348	16,915,457	—	123,870	—
VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,492,000	311,459	(184,543)	59,093	1,678,009	—	(5,396)	—
VY® Invesco Comstock Portfolio -Class I	1,417,988	284,631	(89,109)	119,735	1,733,245	—	(3,357)	—

See Accompanying Notes to Financial Statements

74

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio
as of June 30, 2025 (Unaudited) (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	$3,693,724	$608,048	$(320,355)	$288,401	$4,269,818	$—	$(42,520)	$—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,407,173	455,311	(848,607)	21,174	1,035,051	—	78,520	—
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,509,336	298,697	(85,949)	56,254	1,778,338	—	45,164	—
	$43,578,497	$10,943,362	$(6,282,246)	$2,747,529	$50,987,142	$122,711	$647,050	$279,132

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the following futures contracts were outstanding for Voya Solution 2040 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	13	09/30/25	$1,417,000	$15,717
			$1,417,000	$15,717
Short Contracts:
3-Month SOFR	(6)	12/16/25	(1,439,850)	(1,812)
			$(1,439,850)	$(1,812)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$15,717
Total Asset Derivatives		$15,717

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$1,812
Total Liability Derivatives		$1,812

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(21,981)
Interest rate contracts	19,751
Total	$(2,230)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$13,905
Total	$13,905

See Accompanying Notes to Financial Statements

75

PORTFOLIO OF INVESTMENTS
Voya Solution 2040 Portfolio
as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $54,131,271.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,715,711
Gross Unrealized Depreciation	(3,395,794)
Net Unrealized Appreciation	$3,319,917

See Accompanying Notes to Financial Statements

76

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.3%
574,059	Vanguard FTSE Developed Markets ETF	$32,727,103	6.8
141,619	Vanguard FTSE Emerging Markets ETF	7,004,476	1.5
167,440	Vanguard Long-Term Treasury ETF	9,396,733	2.0

	Total Exchange-Traded Funds (Cost $42,705,660)	49,128,312	10.3

MUTUAL FUNDS: 89.6%
	Affiliated Investment Companies: 89.6%
1,322,205	Voya High Yield Bond Fund - Class R6	9,268,659	1.9
1,321,626	Voya Intermediate Bond Fund - Class R6	11,617,096	2.4
2,827,839	Voya Large Cap Value Portfolio - Class R6	18,946,520	4.0
2,179,432	Voya Multi-Manager Emerging Markets Equity Fund - Class I	24,692,965	5.2
6,171,679	Voya Multi-Manager International Equity Fund - Class I	74,553,881	15.6
1,469,774	Voya Multi-Manager Mid Cap Value Fund - Class I	13,948,151	2.9
319,035	Voya Russell TM Large Cap Growth Index - Class I	24,556,128	5.1
88,311	Voya Small Cap Growth Fund - Class R6	3,626,936	0.8
408,775	Voya Small Company Fund - Class R6	5,943,594	1.2
7,758,798	Voya U.S. Stock Index Portfolio - Class I	166,736,560	34.9
645,359	VY® Invesco Comstock Portfolio - Class I	14,359,241	3.0
1,177,490	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	35,371,814	7.4
773,165	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	9,788,275	2.1

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
140,904	VY® T. Rowe Price Growth Equity Portfolio - Class I	$14,734,335	3.1

	Total Mutual Funds (Cost $362,547,154)	428,144,155	89.6

	Total Long-Term Investments (Cost $405,252,814)	477,272,467	99.9

	Total Investments in Securities (Cost $405,252,814)	$477,272,467	99.9

	Assets in Excess of Other Liabilities	518,193	0.1
	Net Assets	$477,790,660	100.0

See Accompanying Notes to Financial Statements

77

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$49,128,312	$—	$—	$49,128,312
Mutual Funds	428,144,155	—	—	428,144,155
Total Investments, at fair value	$477,272,467	$—	$—	$477,272,467
Other Financial Instruments+
Futures	127,366	—	—	127,366
Total Assets	$477,399,833	$—	$—	$477,399,833
Liabilities Table
Other Financial Instruments+
Futures	$(14,192)	$—	$—	$(14,192)
Total Liabilities	$(14,192)	$—	$—	$(14,192)

 ___________

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$9,160,542	$785,162	$(761,080)	$84,035	$9,268,659	$302,039	$32,816	$—
Voya Intermediate Bond Fund -Class R6	13,685,476	3,470,964	(5,701,818)	162,474	11,617,096	295,356	36,281	—
Voya Large Cap Value Portfolio -Class R6	17,254,940	1,345,412	(608,338)	954,506	18,946,520	—	184,854	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	21,990,849	644,084	(2,574,420)	4,632,452	24,692,965	—	(169,256)	—
Voya Multi-Manager International Equity Fund - Class I	71,480,587	1,977,386	(11,308,258)	12,404,166	74,553,881	—	(113,634)	—
Voya Multi-Manager Mid Cap Value Fund - Class I	12,848,639	3,942,854	(2,872,922)	29,580	13,948,151	—	(160,890)	—
Voya Russell TM Large Cap Growth Index - Class I	18,796,815	7,875,139	(985,615)	(1,130,211)	24,556,128	42,124	566,600	2,355,645
Voya Short Duration Bond Fund -Class R6	2,240,864	14,993	(2,253,456)	(2,401)	—	15,490	9,553	—
Voya Small Cap Growth Fund -Class R6	6,260,812	309,761	(2,327,406)	(616,231)	3,626,936	—	375,546	—
Voya Small Company Fund - Class R6	9,647,052	585,828	(3,937,464)	(351,822)	5,943,594	—	322,737	—
Voya U.S. Stock Index Portfolio -Class I	145,368,445	18,521,693	(5,121,822)	7,968,244	166,736,560	—	1,555,673	—
VY® Invesco Comstock Portfolio -Class I	12,994,947	958,250	(590,912)	996,956	14,359,241	—	3,982	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	33,864,702	1,632,006	(2,137,251)	2,012,357	35,371,814	—	71,396	—

See Accompanying Notes to Financial Statements

78

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6	$12,898,679	$3,640,251	$(6,582,552)	$(168,103)	$9,788,275	$—	$1,105,735	$—
VY® T. Rowe Price Growth Equity
Portfolio - Class I	13,844,034	1,005,575	(688,275)	573,001	14,734,335	—	229,786	—
	$402,337,383	$46,709,358	$(48,451,589)	$27,549,003	$428,144,155	$655,009	$4,051,179	$2,355,645

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the following futures contracts were outstanding for Voya Solution 2045 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	105	09/30/25	$11,445,000	$127,366
			$11,445,000	$127,366
Short Contracts:
3-Month SOFR	(47)	12/16/25	(11,278,825)	(14,192)
			$(11,278,825)	$(14,192)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$127,366
Total Asset Derivatives		$127,366

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$14,192
Total Liability Derivatives		$14,192

__________

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(233,408)
Interest rate contracts	182,553
Total	$(50,855)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$113,174
Total	$113,174

See Accompanying Notes to Financial Statements

79

Voya Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $428,009,028.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$72,451,001
Gross Unrealized Depreciation	(23,074,388)
Net Unrealized Appreciation	$49,376,613

See Accompanying Notes to Financial Statements

80

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.2%
56,672	Vanguard FTSE Developed Markets ETF	$3,230,871	6.7
13,981	Vanguard FTSE Emerging Markets ETF	691,500	1.5
8,388	Vanguard Long-Term Treasury ETF	470,735	1.0

	Total Exchange-Traded Funds (Cost $3,663,425)	4,393,106	9.2

MUTUAL FUNDS: 90.7%
	Affiliated Investment Companies: 90.7%
53,008	Voya Intermediate Bond Fund - Class R6	465,942	1.0
283,510	Voya Large Cap Value Portfolio - Class R6	1,899,518	3.9
219,468	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,486,567	5.2
661,448	Voya Multi-Manager International Equity Fund - Class I	7,990,289	16.7
147,373	Voya Multi-Manager Mid Cap Value Fund - Class I	1,398,568	2.9
31,976	Voya Russell TM Large Cap Growth Index - Class I	2,461,213	5.1
11,804	Voya Small Cap Growth Fund - Class R6	484,774	1.0
65,563	Voya Small Company Fund - Class R6	953,289	2.0
834,152	Voya U.S. Stock Index Portfolio - Class I	17,925,932	37.4
64,694	VY® Invesco Comstock Portfolio - Class I	1,439,433	3.0
118,055	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,546,360	7.4
77,485	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	980,958	2.0

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
14,123	VY® T. Rowe Price Growth Equity Portfolio - Class I	$1,476,800	3.1

	Total Mutual Funds (Cost $38,063,591)	43,509,643	90.7

	Total Long-Term Investments (Cost $41,727,016)	47,902,749	99.9

	Total Investments in Securities (Cost $41,727,016)	$47,902,749	99.9

	Assets in Excess of Other Liabilities	48,606	0.1
	Net Assets	$47,951,355	100.0

See Accompanying Notes to Financial Statements

81

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,393,106	$—	$—	$4,393,106
Mutual Funds	43,509,643	—	—	43,509,643
Total Investments, at fair value	$47,902,749	$—	$—	$47,902,749
Other Financial Instruments+
Futures	12,246	—	—	12,246
Total Assets	$47,914,995	$—	$—	$47,914,995
Liabilities Table Other Financial Instruments+
Futures	$(1,510)	$—	$—	$(1,510)
Total Liabilities	$(1,510)	$—	$—	$(1,510)

____________

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund -Class R6	$1,276,152	$136,280	$(959,113)	$12,623	$465,942	$18,303	$4,123	$—
Voya Large Cap Value Portfolio -
Class R6	1,603,244	316,048	(106,945)	87,171	1,899,518	—	22,502	—
Voya Multi-Manager Emerging
Markets Equity Fund - Class I	2,037,771	360,701	(302,141)	390,236	2,486,567	—	44,026	—
Voya Multi-Manager International
Equity Fund - Class I	6,613,932	1,623,128	(1,231,743)	984,972	7,990,289	—	205,200	—
Voya Multi-Manager Mid Cap Value
Fund - Class I	1,392,645	322,753	(301,975)	(14,855)	1,398,568	—	5,383	—
Voya Russell TM Large Cap Growth
Index - Class I	1,748,271	968,299	(133,686)	(121,671)	2,461,213	4,054	73,304	226,728
Voya Short Duration Bond Fund -
Class R6	208,182	7,434	(215,393)	(223)	—	1,465	908	—
Voya Small Cap Growth Fund -
Class R6	581,716	91,342	(140,965)	(47,319)	484,774	—	26,088	—
Voya Small Company Fund - Class
R6	896,543	185,459	(103,897)	(24,816)	953,289	—	13,266	—
Voya U.S. Stock Index Portfolio -
Class I	14,351,354	3,748,382	(972,115)	798,311	17,925,932	—	203,828	—
VY® Invesco Comstock Portfolio -
Class I	1,207,384	233,101	(97,448)	96,396	1,439,433	—	(363)	—
VY® T. Rowe Price Capital
Appreciation Portfolio - Class R6	3,147,451	517,733	(287,389)	168,565	3,546,360	—	33,963	—
VY® T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6	1,398,574	283,173	(705,327)	4,538	980,958	—	87,173	—

See Accompanying Notes to Financial Statements

82

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® T. Rowe Price Growth Equity
Portfolio - Class I	$1,287,378	$233,943	$(83,101)	$38,580	$1,476,800	$—	$41,712	$—
	$37,750,597	$9,027,776	$(5,641,238)	$2,372,508	$43,509,643	$23,822	$761,113	$226,728

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the following futures contracts were outstanding for Voya Solution 2050 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	10	09/30/25	$1,090,000	$12,246
			$1,090,000	$12,246
Short Contracts:
3-Month SOFR	(5)	12/16/25	(1,199,875)	(1,510)
			$(1,199,875)	$(1,510)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$12,246
Total Asset Derivatives		$12,246

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$1,510
Total Liability Derivatives		$1,510

___________

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(21,931)
Interest rate contracts	16,294
Total	$(5,637)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$10,736
Total	$10,736

See Accompanying Notes to Financial Statements

83

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $44,548,240.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,224,121
Gross Unrealized Depreciation	(2,858,877)
Net Unrealized Appreciation	$3,365,244

See Accompanying Notes to Financial Statements

84

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.7%
230,461	Vanguard FTSE Developed Markets ETF	$13,138,582	7.3
53,064	Vanguard FTSE Emerging Markets ETF	2,624,545	1.4
31,545	Vanguard Long-Term Treasury ETF	1,770,305	1.0

	Total Exchange-Traded Funds (Cost $14,349,100)	17,533,432	9.7

MUTUAL FUNDS: 90.2%
	Affiliated Investment Companies: 90.2%
1,065,093	Voya Large Cap Value Portfolio - Class R6	7,136,122	4.0
822,161	Voya Multi-Manager Emerging Markets Equity Fund - Class I	9,315,084	5.2
2,474,350	Voya Multi-Manager International Equity Fund - Class I	29,890,151	16.6
599,735	Voya Multi-Manager Mid Cap Value Fund - Class I	5,691,483	3.1
120,149	Voya Russell TM Large Cap Growth Index - Class I	9,247,882	5.1
44,346	Voya Small Cap Growth Fund - Class R6	1,821,305	1.0
246,318	Voya Small Company Fund - Class R6	3,581,458	2.0
3,134,013	Voya U.S. Stock Index Portfolio - Class I	67,349,939	37.4
243,062	VY® Invesco Comstock Portfolio - Class I	5,408,121	3.0
443,499	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	13,322,724	7.4
327,237	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	4,142,816	2.3
53,064	VY® T. Rowe Price Growth Equity Portfolio - Class I	5,548,865	3.1

	Total Mutual Funds (Cost $137,223,850)	162,455,950	90.2

	Total Long-Term Investments (Cost $151,572,950)	$179,989,382	99.9

	Total Investments in Securities (Cost $151,572,950)	179,989,382	99.9

	Assets in Excess of Other Liabilities	209,406	0.1
	Net Assets	$180,198,788	100.0

See Accompanying Notes to Financial Statements

85

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,533,432	$—	$—	$17,533,432
Mutual Funds	162,455,950	—	—	162,455,950
Total Investments, at fair value	$179,989,382	$—	$—	$179,989,382
Other Financial Instruments+
Futures	47,354	—	—	47,354
Total Assets	$180,036,736	$—	$—	$180,036,736
Liabilities Table
Other Financial Instruments+
Futures	$(5,435)	$—	$—	$(5,435)
Total Liabilities	$(5,435)	$—	$—	$(5,435)

^	See Note 2, “Significant Accounting Policies”in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$3,417,584	$79,916	$(3,535,862)	$38,362	$—	$33,389	$(8,511)	$—
Voya Large Cap Value Portfolio - Class R6	6,443,781	625,382	(273,473)	340,432	7,136,122	—	77,994	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	8,230,862	418,244	(903,586)	1,569,564	9,315,084	—	98,255	—
Voya Multi-Manager International Equity Fund - Class I	26,785,558	3,040,900	(3,856,143)	3,919,836	29,890,151	—	704,586	—
Voya Multi-Manager Mid Cap Value Fund - Class I	5,598,116	1,224,940	(1,133,833)	2,260	5,691,483	—	(46,563)	—
Voya Russell TM Large Cap Growth Index - Class I	7,017,178	3,065,507	(395,669)	(439,134)	9,247,882	15,673	225,072	876,479
Voya Short Duration Bond Fund - Class R6	836,041	11,341	(846,487)	(895)	—	5,797	3,585	—
Voya Small Cap Growth Fund - Class R6	2,338,152	186,722	(532,557)	(171,012)	1,821,305	—	83,163	—
Voya Small Company Fund - Class R6	3,602,433	409,473	(361,544)	(68,904)	3,581,458	—	19,826	—
Voya U.S. Stock Index Portfolio - Class I	59,326,741	7,444,138	(2,722,945)	3,302,005	67,349,939	—	474,838	—
VY® Invesco Comstock Portfolio - Class I	4,852,938	448,762	(250,160)	356,581	5,408,121	—	13,441	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	12,644,348	875,634	(1,086,964)	889,706	13,322,724	—	(116,424)	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	5,619,691	1,084,169	(2,474,579)	(86,465)	4,142,816	—	475,007	—

See Accompanying Notes to Financial Statements

86

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
VY® T. Rowe Price Growth Equity
Portfolio - Class I	$5,168,360	$456,885	$(280,698)	$204,318	$5,548,865	$—	$89,696	$—
	$151,881,783	$19,372,013	$(18,654,500)	$9,856,654	$162,455,950	$54,859	$2,093,965	$876,479

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	39	09/30/25	$4,251,000	$47,354
			$4,251,000	$47,354
Short Contracts:
3-Month SOFR	(18)	12/16/25	(4,319,550)	(5,435)
			$(4,319,550)	$(5,435)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$47,354
Total Asset Derivatives		$47,354

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$5,435
Total Liability Derivatives		$5,435

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(89,656)
Interest rate contracts	69,030
Total	$(20,626)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$41,919
Total	$41,919

See Accompanying Notes to Financial Statements

87

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $162,711,483.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$28,521,829
Gross Unrealized Depreciation	(11,202,011)
Net Unrealized Appreciation	$17,319,818

See Accompanying Notes to Financial Statements

88

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 9.6%
46,751	Vanguard FTSE Developed Markets ETF	$2,665,275	7.2
10,764	Vanguard FTSE Emerging Markets ETF	532,387	1.4
6,469	Vanguard Long-Term Treasury ETF	363,040	1.0

	Total Exchange-Traded Funds (Cost $3,003,606)	3,560,702	9.6

MUTUAL FUNDS: 90.3%
	Affiliated Investment Companies: 90.3%
219,034	Voya Large Cap Value Portfolio - Class R6	1,467,525	4.0
169,704	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,922,747	5.2
512,001	Voya Multi-Manager International Equity Fund - Class I	6,184,973	16.7
123,352	Voya Multi-Manager Mid Cap Value Fund - Class I	1,170,613	3.1
24,701	Voya Russell TM Large Cap Growth Index - Class I	1,901,268	5.1
9,118	Voya Small Cap Growth Fund – Class R6	374,494	1.0
50,652	Voya Small Company Fund - Class R6	736,481	2.0
644,408	Voya U.S. Stock Index Portfolio - Class I	13,848,326	37.4
49,982	VY® Invesco Comstock Portfolio - Class I	1,112,092	3.0
91,209	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,739,912	7.4
67,274	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	851,685	2.3
10,909	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,140,785	3.1

	Total Mutual Funds (Cost $29,225,784)	33,450,901	90.3

	Total Long-Term Investments (Cost $32,229,390)	37,011,603	99.9

	Total Investments in Securities (Cost $32,229,390)	$37,011,603	99.9
	Assets in Excess of Other Liabilities	37,396	0.1
	Net Assets	$37,048,999	100.0

See Accompanying Notes to Financial Statements

89

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,560,702	$—	$—	$3,560,702
Mutual Funds	33,450,901	—	—	33,450,901
Total Investments, at fair value	$37,011,603	$—	$—	$37,011,603
Other Financial Instruments+
Futures	9,594	—	—	9,594
Total Assets	$37,021,197	$—	$—	$37,021,197
Liabilities Table
Other Financial Instruments+
Futures	$(1,208)	$—	$—	$(1,208)
Total Liabilities	$(1,208)	$—	$—	$(1,208)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$696,997	$33,354	$(737,874)	$7,523	$—	$6,895	$(1,427)	$—
Voya Large Cap Value Portfolio - Class R6	1,314,087	216,280	(123,052)	60,210	1,467,525	—	22,433	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,679,104	235,283	(295,040)	303,400	1,922,747	—	35,934	—
Voya Multi-Manager International Equity Fund - Class I	5,465,366	1,118,222	(1,136,921)	738,306	6,184,973	—	208,176	—
Voya Multi-Manager Mid Cap Value Fund - Class I	1,141,581	328,315	(280,878)	(18,405)	1,170,613	—	6,935	—
Voya Russell TM Large Cap Growth Index - Class I	1,431,326	732,702	(140,498)	(122,262)	1,901,268	3,158	75,991	176,627
Voya Short Duration Bond Fund - Class R6	170,564	4,832	(175,213)	(183)	—	1,195	739	—
Voya Small Cap Growth Fund - Class R6	476,841	62,986	(124,172)	(41,161)	374,494	—	21,652	—
Voya Small Company Fund - Class R6	734,707	129,494	(104,177)	(23,543)	736,481	—	11,213	—
Voya U.S. Stock Index Portfolio - Class I	12,099,614	2,349,160	(1,128,320)	527,872	13,848,326	—	209,867	—
VY® Invesco Comstock Portfolio - Class I	989,629	158,412	(108,353)	72,404	1,112,092	—	761	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,578,681	343,629	(300,818)	118,420	2,739,912	—	36,623	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	1,146,073	296,019	(595,701)	5,294	851,685	—	70,024	—

See Accompanying Notes to Financial Statements

90

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
VY® T. Rowe Price Growth Equity Portfolio - Class I	$1,054,133	$160,231	$(88,056)	$14,477	$1,140,785	$—	$41,930	$—
	$30,978,703	$6,168,919	$(5,339,073)	$1,642,352	$33,450,901	$11,248	$740,851	$176,627

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the following futures contracts were outstanding for Voya Solution 2060 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	8	09/30/25	$872,000	$9,594
			$872,000	$9,594
Short Contracts:
3-Month SOFR	(4)	12/16/25	(959,900)	(1,208)
			$(959,900)	$(1,208)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$9,594
Total Asset Derivatives		$9,594

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$1,208
Total Liability Derivatives		$1,208

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(21,971)
Interest rate contracts	13,959
Total	$(8,012)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$8,386
Total	$8,386

See Accompanying Notes to Financial Statements

91

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $34,752,511.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,826,988
Gross Unrealized Depreciation	(2,559,510)
Net Unrealized Appreciation	$2,267,478

See Accompanying Notes to Financial Statements

92

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 9.1%
30,673	Vanguard FTSE Developed Markets ETF	$1,748,668	7.2
7,063	Vanguard FTSE Emerging Markets ETF	349,336	1.4
2,127	Vanguard Long-Term Treasury ETF	119,367	0.5

	Total Exchange-Traded Funds (Cost $1,840,637)	2,217,371	9.1

MUTUAL FUNDS: 90.8%
	Affiliated Investment Companies: 90.8%
144,052	Voya Large Cap Value Portfolio - Class R6	965,147	4.0
111,700	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,265,556	5.2
346,902	Voya Multi-Manager International Equity Fund - Class I	4,190,576	17.2
81,124	Voya Multi-Manager Mid Cap Value Fund - Class I	769,867	3.1
16,246	Voya Russell TM Large Cap Growth Index - Class I	1,250,440	5.1
5,997	Voya Small Cap Growth Fund - Class R6	246,302	1.0
33,312	Voya Small Company Fund - Class R6	484,351	2.0
423,812	Voya U.S. Stock Index Portfolio - Class I	9,107,724	37.4
32,871	VY® Invesco Comstock Portfolio - Class I	731,389	3.0
59,986	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,801,992	7.4
44,242	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	560,109	2.3
7,175	VY® T. Rowe Price Growth Equity Portfolio - Class I	750,284	3.1

	Total Mutual Funds (Cost $19,782,785)	22,123,737	90.8

	Total Long-Term Investments (Cost $21,623,422)	24,341,108	99.9

	Total Investments in Securities (Cost $21,623,422)	$24,341,108	99.9

	Assets in Excess of Other Liabilities	24,172	0.1
	Net Assets	$24,365,280	100.0

See Accompanying Notes to Financial Statements

93

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,217,371	$—	$—	$2,217,371
Mutual Funds	22,123,737	—	—	22,123,737
Total Investments, at fair value	$24,341,108	$—	$—	$24,341,108
Other Financial Instruments+
Futures	11,035	—	—	11,035
Total Assets	$24,352,143	$—	$—	$24,352,143
Liabilities Table
Other Financial Instruments+
Futures	$(2,637)	$—	$—	$(2,637)
Total Liabilities	$(2,637)	$—	$—	$(2,637)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$208,609	$19,860	$(231,719)	$3,250	$—	$2,117	$(1,496)	$—
Voya Large Cap Value Portfolio - Class R6	786,796	213,222	(76,101)	41,230	965,147	—	12,498	—
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,007,824	265,073	(211,685)	204,344	1,265,556	—	17,704	—
Voya Multi-Manager International Equity Fund - Class I	3,387,776	1,196,099	(915,086)	521,787	4,190,576	—	108,878	—
Voya Multi-Manager Mid Cap Value Fund - Class I	683,515	272,022	(178,066)	(7,604)	769,867	—	2,719	—
Voya Russell TM Large Cap Growth Index - Class I	856,735	550,287	(90,676)	(65,906)	1,250,440	2,048	43,595	114,505
Voya Short Duration Bond Fund - Class R6	102,087	5,368	(107,345)	(110)	—	726	451	—
Voya Small Cap Growth Fund - Class R6	285,535	60,747	(76,453)	(23,527)	246,302	—	12,939	—
Voya Small Company Fund - Class R6	439,903	120,610	(66,423)	(9,739)	484,351	—	3,755	—
Voya U.S. Stock Index Portfolio - Class I	7,243,440	2,165,402	(685,958)	384,840	9,107,724	—	129,749	—
VY® Invesco Comstock Portfolio - Class I	592,527	157,581	(66,968)	48,249	731,389	—	(519)	—
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,543,678	361,516	(182,340)	79,138	1,801,992	—	22,954	—
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	686,166	248,447	(399,048)	24,544	560,109	—	28,526	—

See Accompanying Notes to Financial Statements

94

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
VY® T. Rowe Price Growth Equity	$630,957	$155,722	$(53,540)	$17,145	$750,284	$—	$24,574	$—
Portfolio - Class I	$18,455,548	$5,791,956	$(3,341,408)	$1,217,641	$22,123,737	$4,891	$406,327	$114,505

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2025, the following futures contracts were outstanding for Voya Solution 2065 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	5	09/30/25	$545,000	$6,123
U.S. Treasury Ultra Long Bond	1	09/19/25	119,125	4,912
			$664,125	$11,035
Short Contracts:
3-Month SOFR	(2)	12/16/25	(479,950)	(604)
U.S. Treasury 10-Year Note	(1)	09/19/25	(112,125)	(2,033)
			$(592,075)	$(2,637)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$11,035
Total Asset Derivatives		$11,035

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$2,637
Total Liability Derivatives		$2,637

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(10,693)
Interest rate contracts	3,385
Total	$(7,308)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$8,398
Total	$8,398

See Accompanying Notes to Financial Statements

95

Voya Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $22,430,867.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,760,932
Gross Unrealized Depreciation	(842,293)
Net Unrealized Appreciation	$1,918,639

See Accompanying Notes to Financial Statements

96

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VSOL (0625)

Semi-Annual Financial Statements and Other Information

June 30, 2025

Classes ADV, I, S, S2 and Z

Voya Partners, Inc.

■	Voya Index Solution Income Portfolio	■	Voya Index Solution 2045 Portfolio
■	Voya Index Solution 2025 Portfolio	■	Voya Index Solution 2050 Portfolio
■	Voya Index Solution 2030 Portfolio	■	Voya Index Solution 2055 Portfolio
■	Voya Index Solution 2035 Portfolio	■	Voya Index Solution 2060 Portfolio
■	Voya Index Solution 2040 Portfolio	■	Voya Index Solution 2065 Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution Income	Solution 2025	Solution 2030	Solution 2035
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$471,985,720	$784,318,327	$892,042,432	$1,568,421,939
Investments in unaffiliated underlying funds at fair value**	94,941,374	152,907,347	75,883,500	81,049,073
Short-term investments at fair value†	1,080,768	–	–	–
Cash	–	1,932,745	2,967,239	3,852,302
Receivables:
Investments in affiliated underlying funds sold	–	237,721	49,312	–
Investments in unaffiliated underlying funds sold	22,178	–	–	–
Fund shares sold	103,238	215,268	101,780	604,391
Interest	41	140	1,580	2,135
Prepaid expenses	5,428	9,086	8,876	14,982
Reimbursement due from Investment Adviser	117,504	192,617	183,818	302,923
Other assets	29,262	36,267	16,947	36,819
Total assets	568,285,513	939,849,518	971,255,484	1,654,284,564

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	83,830	–	2,460,520	3,454,410
Payable for investments in unaffiliated underlying funds purchased	–	26,940	30,822	57,640
Payable for fund shares redeemed	2,267	499,964	155,380	103,328
Payable for investment management fees	107,692	177,105	169,054	279,029
Payable for distribution and shareholder service fees	28,671	55,314	17,635	70,639
Payable to directors under the deferred compensation plan (Note 6)	29,262	36,267	16,947	36,819
Payable for directors fees	1,407	2,341	2,332	3,941
Other accrued expenses and liabilities	49,314	83,764	47,004	73,434
Total liabilities	302,443	881,695	2,899,694	4,079,240
NET ASSETS	$567,983,070	$938,967,823	$968,355,790	$1,650,205,324

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$553,376,552	$816,962,461	$814,386,487	$1,337,319,431
Total distributable earnings	14,606,518	122,005,362	153,969,303	312,885,893
NET ASSETS	$567,983,070	$938,967,823	$968,355,790	$1,650,205,324

* Cost of investments in affiliated underlying funds	$431,655,031	$706,380,422	$763,543,343	$1,298,508,502
** Cost of investments in unaffiliated underlying funds	$93,829,223	$149,745,733	$73,883,202	$78,558,229
† Cost of short-term investments	$1,080,768	$—	$—	$—

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution Income	Solution 2025	Solution 2030	Solution 2035
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$28,127,805	$84,462,559	$31,474,127	$107,596,042
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,765,855	7,442,477	1,846,388	8,479,267
Net asset value and redemption price per share	$10.17	$11.35	$17.05	$12.69

Class I
Net assets	$10,696,319	$39,480,833	$16,349,683	$62,657,329
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,017,256	3,364,870	918,497	4,747,884
Net asset value and redemption price per share	$10.51	$11.73	$17.80	$13.20

Class S
Net assets	$80,954,898	$79,283,602	$17,294,412	$88,930,324
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,798,792	6,858,155	982,059	6,860,743
Net asset value and redemption price per share	$10.38	$11.56	$17.61	$12.96

Class S2
Net assets	$2,506,025	$14,756,043	$4,459,579	$27,767,129
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	249,508	1,313,053	260,020	2,201,363
Net asset value and redemption price per share	$10.04	$11.24	$17.15	$12.61

Class Z
Net assets	$445,698,023	$720,984,786	$898,777,989	$1,363,254,500
Shares authorized	300,000,000	300,000,000	100,000,000	300,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	41,640,600	60,290,631	49,602,003	101,090,290
Net asset value and redemption price per share	$10.70	$11.96	$18.12	$13.49

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2040	Solution 2045	Solution 2050	Solution 2055
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$1,023,451,313	$1,336,980,574	$923,722,020	$927,648,182
Investments in unaffiliated underlying funds at fair value**	52,790,271	54,328,048	9,176,798	9,216,251
Cash	2,168,977	2,121,816	1,175,090	1,107,798
Cash collateral for futures contracts	275,461	355,334	237,347	237,347
Receivables:
Fund shares sold	294,274	280,968	523,269	251,319
Interest	1,214	1,266	721	693
Variation margin on futures contracts	30,271	39,048	26,076	26,076
Prepaid expenses	9,647	12,333	8,252	8,209
Reimbursement due from Investment Adviser	202,317	258,272	174,397	168,154
Other assets	14,159	26,185	10,415	12,402
Total assets	1,079,237,904	1,394,403,844	935,054,385	938,676,431

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	279,016	161,167	516,313	237,439
Payable for investments in unaffiliated underlying funds purchased	38,223	26,128	7,592	7,927
Payable for fund shares redeemed	–	113,044	1,710	11,454
Payable for investment management fees	182,036	232,194	150,730	151,411
Payable for distribution and shareholder service fees	18,587	60,530	15,515	38,146
Payable to directors under the deferred compensation plan (Note 6)	14,159	26,185	10,415	12,402
Payable for directors fees	2,551	3,268	2,190	2,184
Other accrued expenses and liabilities	45,387	78,024	36,295	56,763
Total liabilities	579,959	700,540	740,760	517,726
NET ASSETS	$1,078,657,945	$1,393,703,304	$934,313,625	$938,158,705

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$841,907,898	$1,053,715,331	$705,570,695	$701,276,159
Total distributable earnings	236,750,047	339,987,973	228,742,930	236,882,546
NET ASSETS	$1,078,657,945	$1,393,703,304	$934,313,625	$938,158,705

* Cost of investments in affiliated underlying funds	$819,454,691	$1,048,931,200	$725,035,714	$727,697,809
** Cost of investments in unaffiliated underlying funds	$51,352,778	$52,845,441	$9,078,591	$9,117,645

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2040	Solution 2045	Solution 2050	Solution 2055
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$31,004,758	$98,541,215	$26,068,871	$58,376,312
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,563,034	6,963,037	1,227,588	2,994,496
Net asset value and redemption price per share	$19.84	$14.15	$21.24	$19.49

Class I
Net assets	$18,571,915	$59,898,064	$24,737,774	$62,846,591
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	897,718	4,022,003	1,121,497	3,097,073
Net asset value and redemption price per share	$20.69	$14.89	$22.06	$20.29

Class S
Net assets	$17,873,901	$64,659,135	$12,889,647	$44,099,847
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	867,801	4,439,847	587,267	2,213,117
Net asset value and redemption price per share	$20.60	$14.56	$21.95	$19.93

Class S2
Net assets	$8,250,444	$24,922,369	$8,053,984	$18,917,955
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	410,468	1,766,092	376,399	967,453
Net asset value and redemption price per share	$20.10	$14.11	$21.40	$19.55

Class Z
Net assets	$1,002,956,927	$1,145,682,521	$862,563,349	$753,918,000
Shares authorized	100,000,000	300,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	47,614,182	75,317,179	38,473,702	36,420,605
Net asset value and redemption price per share	$21.06	$15.21	$22.42	$20.70

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya Index	Voya Index
	Solution 2060	Solution 2065
	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$603,970,679	$180,775,034
Investments in unaffiliated underlying funds at fair value**	5,996,478	1,791,855
Cash	715,568	205,789
Cash collateral for futures contracts	153,835	44,914
Receivables:
Fund shares sold	628,486	512,902
Interest	450	129
Variation margin on futures contracts	16,914	4,955
Prepaid expenses	5,214	1,429
Reimbursement due from Investment Adviser	112,067	34,397
Other assets	4,851	709
Total assets	611,604,542	183,372,113

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	573,410	470,726
Payable for investments in unaffiliated underlying funds purchased	2,400	3,852
Payable for fund shares redeemed	49,263	37,417
Payable for investment management fees	98,504	29,254
Payable for distribution and shareholder service fees	12,076	4,026
Payable to directors under the deferred compensation plan (Note 6)	4,851	709
Payable for directors fees	1,402	397
Other accrued expenses and liabilities	23,252	11,045
Total liabilities	765,158	557,426
NET ASSETS	$610,839,384	$182,814,687

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$469,791,400	$145,641,236
Total distributable earnings	141,047,984	37,173,451
NET ASSETS	$610,839,384	$182,814,687

* Cost of investments in affiliated underlying funds	$480,076,742	$151,498,871
** Cost of investments in unaffiliated underlying funds	$5,932,125	$1,772,329

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

	Voya Index	Voya Index
	Solution 2060	Solution 2065
	Portfolio	Portfolio
Class ADV
Net assets	$21,766,214	$6,263,569
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	1,267,962	426,502
Net asset value and redemption price per share	$17.17	$14.69

Class I
Net assets	$47,282,790	$23,451,618
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	2,666,980	1,571,858
Net asset value and redemption price per share	$17.73	$14.92

Class S
Net assets	$9,618,079	$4,342,321
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	550,402	293,502
Net asset value and redemption price per share	$17.47	$14.79

Class S2
Net assets	$4,742,013	$2,008,061
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	274,140	136,461
Net asset value and redemption price per share	$17.30	$14.72

Class Z
Net assets	$527,430,288	$146,749,118
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	29,258,750	9,772,749
Net asset value and redemption price per share	$18.03	$15.02

See Accompanying Notes to Financial Statements

6

Statements Of Operations for the six months ended June 30, 2025 (Unaudited)

	Voya Index Solution Income Portfolio	Voya Index Solution 2025 Portfolio	Voya Index Solution 2030 Portfolio	Voya Index Solution 2035 Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$8,491,988	$13,986,291	$12,934,465	$20,257,621
Dividends from unaffiliated underlying funds	1,584,699	2,361,761	1,284,184	1,566,902
Interest	999	2,298	30,515	40,271
Other	2,207	3,681	3,591	6,050
Total investment income	10,079,893	16,354,031	14,252,755	21,870,844

EXPENSES:
Investment management fees	653,774	1,072,673	999,981	1,642,004
Distribution and shareholder service fees:
Class ADV	72,394	217,065	75,699	267,939
Class S	99,037	96,529	20,719	106,148
Class S2	5,073	28,335	8,523	51,383
Transfer agent fees:
Class ADV	5,216	17,295	9,845	24,125
Class I	1,917	7,952	4,742	13,398
Class S	14,273	15,378	5,389	19,115
Class S2	457	2,821	1,385	5,782
Class Z	64	104	126	117
Shareholder reporting expense	2,671	3,544	3,210	4,304
Professional fees	24,274	38,231	34,912	57,335
Custody and accounting expense	17,702	27,050	24,044	38,350
Directors fees	7,033	11,704	11,662	19,703
Miscellaneous expense	16,022	27,046	24,186	37,205
Total expenses	919,907	1,565,727	1,224,423	2,286,908
Waived and reimbursed fees	(716,990)	(1,169,900)	(1,088,489)	(1,783,130)
Net expenses	202,917	395,827	135,934	503,778
Net investment income	9,876,976	15,958,204	14,116,821	21,367,066
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	4,010,177	24,436,081	15,298,657	29,859,255
Sale of unaffiliated underlying funds	(920,179)	(1,451,971)	(1,285,147)	(1,945,232)
Capital gain distributions from affiliated underlying funds	897,892	1,550,000	4,223,504	7,103,637
Futures	(317,816)	(538,775)	(519,120)	(885,059)
Net realized gain	3,670,074	23,995,335	17,717,894	34,132,601
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	15,854,670	12,667,825	32,865,749	66,582,518
Unaffiliated underlying funds	2,927,789	4,360,324	1,962,961	1,517,854
Net change in unrealized appreciation (depreciation)	18,782,459	17,028,149	34,828,710	68,100,372
Net realized and unrealized gain	22,452,533	41,023,484	52,546,604	102,232,973
Increase in net assets resulting from operations	$32,329,509	$56,981,688	$66,663,425	$123,600,039

See Accompanying Notes to Financial Statements

7

Statements Of Operations for the six months ended June 30, 2025 (Unaudited)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2040	Solution 2045	Solution 2050	Solution 2055
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$12,036,110	$14,000,028	$9,623,205	$9,605,651
Dividends from unaffiliated underlying funds	1,016,149	1,062,546	98,859	98,776
Interest	28,961	35,074	20,456	19,286
Other	3,919	4,996	3,350	3,336
Total investment income	13,085,139	15,102,644	9,745,870	9,727,049

EXPENSES:
Investment management fees	1,063,520	1,348,966	878,174	875,611
Distribution and shareholder service fees:
Class ADV	71,013	231,675	60,061	134,757
Class S	20,901	78,065	15,920	52,886
Class S2	14,334	44,958	14,456	33,196
Transfer agent fees:
Class ADV	12,039	27,691	9,616	21,036
Class I	6,759	16,338	8,748	22,091
Class S	7,087	18,663	5,098	16,511
Class S2	3,038	6,716	2,893	6,477
Class Z	138	97	205	178
Shareholder reporting expense	2,160	3,918	1,810	3,946
Professional fees	37,003	46,475	34,656	32,820
Custody and accounting expense	24,595	31,304	22,995	20,935
Directors fees	12,757	16,338	10,952	10,920
Miscellaneous expense	27,605	36,407	29,438	36,039
Total expenses	1,302,949	1,907,611	1,095,022	1,267,403
Waived and reimbursed fees	(1,157,937)	(1,470,885)	(965,086)	(962,809)
Net expenses	145,012	436,726	129,936	304,594
Net investment income	12,940,127	14,665,918	9,615,934	9,422,455
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	20,861,116	28,251,400	18,261,955	16,850,370
Sale of unaffiliated underlying funds	(1,240,439)	(1,450,387)	(1,002,981)	(999,827)
Capital gain distributions from affiliated underlying funds	4,845,177	6,383,948	5,238,253	5,355,327
Futures	(150,053)	(182,378)	(116,273)	(108,653)
Net realized gain	24,315,801	33,002,583	22,380,954	21,097,217
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	50,007,623	70,831,270	48,632,298	50,730,838
Unaffiliated underlying funds	984,758	907,408	98,207	98,606
Futures	257,321	331,240	221,235	221,438
Net change in unrealized appreciation (depreciation)	51,249,702	72,069,918	48,951,740	51,050,882
Net realized and unrealized gain	75,565,503	105,072,501	71,332,694	72,148,099
Increase in net assets resulting from operations	$88,505,630	$119,738,419	$80,948,628	$81,570,554

See Accompanying Notes to Financial Statements

8

Statements Of Operations for the six months ended June 30, 2025 (Unaudited)

	Voya Index	Voya Index
	Solution 2060	Solution 2065
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$6,200,292	$1,795,424
Dividends from unaffiliated underlying funds	63,602	18,236
Interest	12,161	1,419
Other	2,119	578
Total investment income	6,278,174	1,815,657

EXPENSES:
Investment management fees	562,292	159,324
Distribution and shareholder service fees:
Class ADV	49,509	13,318
Class S	11,628	5,941
Class S2	8,330	3,311
Transfer agent fees:
Class ADV	7,237	2,669
Class I	15,430	9,861
Class S	3,399	2,382
Class S2	1,522	829
Class Z	220	127
Shareholder reporting expense	217	1,086
Professional fees	20,533	6,580
Custody and accounting expense	13,204	5,176
Directors fees	7,011	1,985
Miscellaneous expense	25,271	9,117
Total expenses	725,803	221,706
Waived and reimbursed fees	(616,521)	(179,794)
Net expenses	109,282	41,912
Net investment income	6,168,892	1,773,745
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	9,850,068	2,666,889
Sale of unaffiliated underlying funds	(641,082)	(181,551)
Capital gain distributions from affiliated underlying funds	3,459,797	1,005,938
Futures	(84,639)	(17,782)
Net realized gain	12,584,144	3,473,494
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	33,945,368	10,436,743
Unaffiliated underlying funds	64,353	19,527
Futures	143,335	41,715
Net change in unrealized appreciation (depreciation)	34,153,056	10,497,985
Net realized and unrealized gain	46,737,200	13,971,479
Increase in net assets resulting from operations	$52,906,092	$15,745,224

See Accompanying Notes to Financial Statements

9

Statements Of Changes In Net Assets

	Voya Index		Voya Index
	Solution Income Portfolio		Solution 2025 Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$9,876,976	$22,083,350	$15,958,204	$31,421,971
Net realized gain	3,670,074	25,282,275	23,995,335	69,750,637
Net change in unrealized appreciation (depreciation)	18,782,459	(3,415,550)	17,028,149	(8,235,231)
Increase in net assets resulting from operations	32,329,509	43,950,075	56,981,688	92,937,377

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,477,410)	—	(1,778,912)
Class I	—	(357,946)	—	(843,633)
Class S	—	(2,347,383)	—	(1,478,555)
Class S2	—	(590,384)	—	(648,729)
Class Z	—	(13,758,043)	—	(15,252,465)
Total distributions	—	(18,531,166)	—	(20,002,294)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,808,956	27,652,427	21,460,745	57,652,373
Reinvestment of distributions	—	18,531,166	—	20,002,294
	12,808,956	46,183,593	21,460,745	77,654,667
Cost of shares redeemed	(53,564,602)	(178,616,214)	(107,940,197)	(276,958,492)
Net decrease in net assets resulting from capital share transactions	(40,755,646)	(132,432,621)	(86,479,452)	(199,303,825)
Net decrease in net assets	(8,426,137)	(107,013,712)	(29,497,764)	(126,368,742)

NET ASSETS:
Beginning of year or period	576,409,207	683,422,919	968,465,587	1,094,834,329
End of year or period	$567,983,070	$576,409,207	$938,967,823	$968,465,587

See Accompanying Notes to Financial Statements

10

Statements Of Changes In Net Assets

	Voya Index		Voya Index
	Solution 2030 Portfolio		Solution 2035 Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$14,116,821	$25,754,074	$21,367,066	$37,863,660
Net realized gain	17,717,894	43,769,068	34,132,601	73,812,011
Net change in unrealized appreciation (depreciation)	34,828,710	24,792,634	68,100,372	66,617,451
Increase in net assets resulting from operations	66,663,425	94,315,776	123,600,039	178,293,122

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(400,420)	—	(773,280)
Class I	—	(173,276)	—	(612,456)
Class S	—	(183,318)	—	(764,825)
Class S2	—	(274,214)	—	(423,046)
Class Z	—	(12,626,860)	—	(13,388,484)
Total distributions	—	(13,658,088)	—	(15,962,091)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	34,825,367	75,354,103	61,907,097	118,541,463
Reinvestment of distributions	—	13,658,088	—	15,962,091
	34,825,367	89,012,191	61,907,097	134,503,554
Cost of shares redeemed	(66,306,519)	(150,989,030)	(104,611,000)	(229,055,781)
Net decrease in net assets resulting from capital share transactions	(31,481,152)	(61,976,839)	(42,703,903)	(94,552,227)
Net increase in net assets	35,182,273	18,680,849	80,896,136	67,778,804

NET ASSETS:
Beginning of year or period	933,173,517	914,492,668	1,569,309,188	1,501,530,384
End of year or period	$968,355,790	$933,173,517	$1,650,205,324	$1,569,309,188

See Accompanying Notes to Financial Statements

11

Statements Of Changes In Net Assets

	Voya Index		Voya Index
	Solution 2040 Portfolio		Solution 2045 Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$12,940,127	$21,331,183	$14,665,918	$24,560,366
Net realized gain	24,315,801	43,736,653	33,002,583	65,515,477
Net change in unrealized appreciation (depreciation)	51,249,702	59,368,972	72,069,918	84,027,784
Increase in net assets resulting from operations	88,505,630	124,436,808	119,738,419	174,103,627

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(55,147)	—	—
Class I	—	(86,724)	—	(221,823)
Class S	—	(66,659)	—	(126,638)
Class S2	—	(20,331)	—	(49,664)
Class Z	—	(6,261,149)	—	(4,621,941)
Total distributions	—	(6,490,010)	—	(5,020,066)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	48,367,226	85,508,929	52,467,690	107,239,813
Reinvestment of distributions	—	6,490,010	—	5,020,066
	48,367,226	91,998,939	52,467,690	112,259,879
Cost of shares redeemed	(72,883,186)	(117,000,219)	(69,287,626)	(183,684,499)
Net decrease in net assets resulting from capital share transactions	(24,515,960)	(25,001,280)	(16,819,936)	(71,424,620)
Net increase in net assets	63,989,670	92,945,518	102,918,483	97,658,941

NET ASSETS:
Beginning of year or period	1,014,668,275	921,722,757	1,290,784,821	1,193,125,880
End of year or period	$1,078,657,945	$1,014,668,275	$1,393,703,304	$1,290,784,821

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index		Voya Index
	Solution 2050 Portfolio		Solution 2055 Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$9,615,934	$15,053,605	$9,422,455	$14,686,340
Net realized gain	22,380,954	34,878,253	21,097,217	42,243,172
Net change in unrealized appreciation (depreciation)	48,951,740	65,030,232	51,050,882	61,537,740
Increase in net assets resulting from operations	80,948,628	114,962,090	81,570,554	118,467,252

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	—	—
Class I	—	(42,367)	—	(96,105)
Class S	—	(1,522)	—	—
Class S2	—	—	—	—
Class Z	—	(2,318,693)	—	(1,711,525)
Total distributions	—	(2,362,582)	—	(1,807,630)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	42,140,596	82,690,445	49,034,191	92,567,917
Reinvestment of distributions	—	2,362,582	—	1,807,630
	42,140,596	85,053,027	49,034,191	94,375,547
Cost of shares redeemed	(56,864,589)	(76,281,225)	(53,986,145)	(116,869,243)
Net increase (decrease) in net assets resulting from capital share transactions	(14,723,993)	8,771,802	(4,951,954)	(22,493,696)
Net increase in net assets	66,224,635	121,371,310	76,618,600	94,165,926

NET ASSETS:
Beginning of year or period	868,088,990	746,717,680	861,540,105	767,374,179
End of year or period	$934,313,625	$868,088,990	$938,158,705	$861,540,105

See Accompanying Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index		Voya Index
	Solution 2060 Portfolio		Solution 2065 Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2025	December 31,	June 30, 2025	December 31,
	(Unaudited)	2024	(Unaudited)	2024
FROM OPERATIONS:
Net investment income	$6,168,892	$8,973,950	$1,773,745	$2,066,209
Net realized gain	12,584,144	21,215,219	3,473,494	4,895,058
Net change in unrealized appreciation (depreciation)	34,153,056	40,252,379	10,497,985	9,326,871
Increase in net assets resulting from operations	52,906,092	70,441,548	15,745,224	16,288,138

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	—	(6,233)
Class I	—	(58,312)	—	(19,848)
Class S	—	—	—	(5,386)
Class S2	—	—	—	(3,462)
Class Z	—	(1,050,563)	—	(145,545)
Total distributions	—	(1,108,875)	—	(180,474)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	42,734,822	81,224,827	29,192,211	51,601,169
Reinvestment of distributions	—	1,108,875	—	180,474
	42,734,822	82,333,702	29,192,211	51,781,643
Cost of shares redeemed	(30,174,046)	(47,815,269)	(7,346,217)	(12,887,709)
Net increase in net assets resulting from capital share transactions	12,560,776	34,518,433	21,845,994	38,893,934
Net increase in net assets	65,466,868	103,851,106	37,591,218	55,001,598

NET ASSETS:
Beginning of year or period	545,372,516	441,521,410	145,223,469	90,221,871
End of year or period	$610,839,384	$545,372,516	$182,814,687	$145,223,469

See Accompanying Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution Income Portfolio
Class ADV
06-30-25+	9.62	0.15	•	0.40	0.55	—	—	—	—	—	10.17	5.72	0.79	0.53		0.53		3.08	28,128	13
12-31-24	9.28	0.29	•	0.29	0.58	0.24	—	—	0.24	—	9.62	6.34	0.80	0.54		0.54		3.00	30,362	28
12-31-23	8.72	0.20	•	0.70	0.90	0.19	0.15	—	0.34	—	9.28	10.46	0.80	0.54		0.54		2.28	62,868	128
12-31-22	11.45	0.16	•	(1.77)	(1.61)	0.26	0.86	—	1.12	—	8.72	(14.57)	0.78	0.71		0.71		1.67	69,320	51
12-31-21	11.27	0.16	•	0.47	0.63	0.16	0.29	—	0.45	—	11.45	5.62	0.80	0.74		0.74		1.40	96,649	30
12-31-20	10.54	0.20	•	0.91	1.11	0.17	0.21	—	0.38	—	11.27	10.74	0.79	0.74		0.74		1.85	104,557	45
Class I
06-30-25+	9.93	0.18	•	0.40	0.58	—	—	—	—	—	10.51	5.84	0.29	0.03		0.03		3.58	10,696	13
12-31-24	9.57	0.34	•	0.32	0.66	0.30	—	—	0.30	—	9.93	6.91	0.30	0.04		0.04		3.50	10,828	28
12-31-23	8.99	0.26	•	0.71	0.97	0.24	0.15	—	0.39	—	9.57	11.04	0.30	0.04		0.04		2.78	13,348	128
12-31-22	11.78	0.22	•	(1.82)	(1.60)	0.33	0.86	—	1.19	—	8.99	(14.13)	0.28	0.21		0.21		2.17	11,434	51
12-31-21	11.58	0.22	•	0.48	0.70	0.21	0.29	—	0.50	—	11.78	6.09	0.30	0.24		0.24		1.87	15,867	30
12-31-20	10.82	0.25	•	0.95	1.20	0.23	0.21	—	0.44	—	11.58	11.32	0.29	0.24		0.24		2.31	20,513	45
Class S
06-30-25+	9.81	0.16	•	0.41	0.57	—	—	—	—	—	10.38	5.81	0.54	0.28		0.28		3.33	80,955	13
12-31-24	9.46	0.32	•	0.30	0.62	0.27	—	—	0.27	—	9.81	6.62	0.55	0.29		0.29		3.25	81,091	28
12-31-23	8.89	0.23	•	0.70	0.93	0.21	0.15	—	0.36	—	9.46	10.72	0.55	0.29		0.29		2.53	89,413	128
12-31-22	11.65	0.19	•	(1.80)	(1.61)	0.29	0.86	—	1.15	—	8.89	(14.32)	0.53	0.46		0.46		1.92	94,618	51
12-31-21	11.46	0.19	•	0.47	0.66	0.18	0.29	—	0.47	—	11.65	5.81	0.55	0.49		0.49		1.65	131,694	30
12-31-20	10.71	0.23		0.93	1.16	0.20	0.21	—	0.41	—	11.46	11.05	0.54	0.49		0.49		2.10	147,405	45
Class S2
06-30-25+	9.50	0.15	•	0.39	0.54	—	—	—	—	—	10.04	5.68	0.69	0.43		0.43		3.18	2,506	13
12-31-24	9.17	0.29	•	0.30	0.59	0.26	—	—	0.26	—	9.50	6.49	0.70	0.44		0.44		3.10	2,618	28
12-31-23	8.63	0.21	•	0.69	0.90	0.21	0.15	—	0.36	—	9.17	10.59	0.70	0.44		0.44		2.38	18,715	128
12-31-22	11.36	0.18	•	(1.76)	(1.58)	0.29	0.86	—	1.15	—	8.63	(14.47)	0.68	0.61		0.61		1.81	16,493	51
12-31-21	11.20	0.17	•	0.47	0.64	0.19	0.29	—	0.48	—	11.36	5.69	0.70	0.64		0.64		1.50	18,519	30
12-31-20	10.48	0.21	•	0.90	1.11	0.18	0.21	—	0.39	—	11.20	10.79	0.69	0.64		0.64		1.99	16,526	45
Class Z
06-30-25+	10.10	0.18	•	0.42	0.60	—	—	—	—	—	10.70	5.94	0.26	0.00	*	0.00	*	3.61	445,698	13
12-31-24	9.73	0.35	•	0.32	0.67	0.30	—	—	0.30	—	10.10	6.97	0.26	0.00	*	0.00	*	3.54	451,511	28
12-31-23	9.16	0.27	•	0.71	0.98	0.26	0.15	—	0.41	—	9.73	10.98	0.26	0.00	*	0.00	*	2.82	499,079	128
12-31-22	11.96	0.24	•	(1.85)	(1.61)	0.33	0.86	—	1.19	—	9.16	(13.94)	0.24	0.00	*	0.00	*	2.38	499,006	51
12-31-21	11.72	0.25	•	0.50	0.75	0.22	0.29	—	0.51	—	11.96	6.41	0.26	0.00	*	0.00	*	2.14	669,150	30
12-31-20	10.93	0.30	•	0.93	1.23	0.23	0.21	—	0.44	—	11.72	11.48	0.25	0.00	*	0.00	*	2.66	705,082	45
Voya Index Solution 2025 Portfolio
Class ADV
06-30-25+	10.70	0.16	•	0.49	0.65	—	—	—	—	—	11.35	6.08	0.79	0.54		0.54		2.98	84,463	16
12-31-24	10.01	0.27	•	0.58	0.85	0.16	—	—	0.16	—	10.70	8.57	0.79	0.54		0.54		2.56	93,049	34
12-31-23	9.31	0.14	•	1.08	1.22	0.18	0.34	—	0.52	—	10.01	13.35	0.79	0.54		0.54		1.45	121,090	127
12-31-22	12.53	0.16	•	(2.13)	(1.97)	0.20	1.05	—	1.25	—	9.31	(16.26)	0.77	0.70		0.70		1.48	123,760	50
12-31-21	12.08	0.13	•	1.09	1.22	0.22	0.55	—	0.77	—	12.53	10.20	0.79	0.74		0.74		1.07	176,976	40
12-31-20	11.22	0.19	•	1.17	1.36	0.17	0.33	—	0.50	—	12.08	12.50	0.79	0.74		0.74		1.70	186,131	50
Class I
06-30-25+	11.03	0.19	•	0.51	0.70	—	—	—	—	—	11.73	6.35	0.29	0.04		0.04		3.48	39,481	16
12-31-24	10.32	0.33	•	0.60	0.93	0.22	—	—	0.22	—	11.03	9.07	0.29	0.04		0.04		3.06	40,402	34
12-31-23	9.59	0.19	•	1.11	1.30	0.23	0.34	—	0.57	—	10.32	13.92	0.29	0.04		0.04		1.95	46,876	127

See Accompanying Notes to Financial Statements

15

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2025 Portfolio (continued)
Class I (continued)
12-31-22	12.88	0.22	•	(2.18)	(1.96)	0.28	1.05	—	1.33	—	9.59	(15.81)	0.27	0.20		0.20		2.00	41,957	50
12-31-21	12.40	0.20	•	1.11	1.31	0.28	0.55	—	0.83	—	12.88	10.70	0.29	0.24		0.24		1.56	53,067	40
12-31-20	11.51	0.24	•	1.21	1.45	0.23	0.33	—	0.56	—	12.40	13.05	0.29	0.24		0.24		2.13	52,341	50
Class S
06-30-25+	10.89	0.18	•	0.49	0.67	—	—	—	—	—	11.56	6.15	0.54	0.29		0.29		3.23	79,284	16
12-31-24	10.18	0.30	•	0.60	0.90	0.19	—	—	0.19	—	10.89	8.90	0.54	0.29		0.29		2.81	79,115	34
12-31-23	9.46	0.17	•	1.10	1.27	0.21	0.34	—	0.55	—	10.18	13.69	0.54	0.29		0.29		1.70	95,814	127
12-31-22	12.72	0.19	•	(2.17)	(1.98)	0.23	1.05	—	1.28	—	9.46	(16.09)	0.52	0.45		0.45		1.74	93,780	50
12-31-21	12.26	0.17	•	1.09	1.26	0.25	0.55	—	0.80	—	12.72	10.42	0.54	0.49		0.49		1.33	134,629	40
12-31-20	11.38	0.24	•	1.17	1.41	0.20	0.33	—	0.53	—	12.26	12.83	0.54	0.49		0.49		1.97	135,558	50
Class S2
06-30-25+	10.59	0.16	•	0.49	0.65	—	—	—	—	—	11.24	6.14	0.69	0.44		0.44		3.08	14,756	16
12-31-24	9.91	0.28	•	0.58	0.86	0.18	—	—	0.18	—	10.59	8.71	0.69	0.44		0.44		2.66	14,060	34
12-31-23	9.23	0.15	•	1.07	1.22	0.20	0.34	—	0.54	—	9.91	13.47	0.69	0.44		0.44		1.55	36,241	127
12-31-22	12.45	0.17	•	(2.12)	(1.95)	0.22	1.05	—	1.27	—	9.23	(16.21)	0.67	0.60		0.60		1.63	31,566	50
12-31-21	12.02	0.14	•	1.07	1.21	0.23	0.55	—	0.78	—	12.45	10.24	0.69	0.64		0.64		1.17	36,074	40
12-31-20	11.17	0.20	•	1.18	1.38	0.20	0.33	—	0.53	—	12.02	12.71	0.69	0.64		0.64		1.85	36,080	50
Class Z
06-30-25+	11.24	0.20	•	0.52	0.72	—	—	—	—	—	11.96	6.41	0.25	0.00	*	0.00	*	3.52	720,985	16
12-31-24	10.51	0.34	•	0.61	0.95	0.22	—	—	0.22	—	11.24	9.13	0.25	0.00	*	0.00	*	3.10	741,840	34
12-31-23	9.77	0.20	•	1.14	1.34	0.26	0.34	—	0.60	—	10.51	14.00	0.25	0.00	*	0.00	*	1.99	794,813	127
12-31-22	13.09	0.24	•	(2.23)	(1.99)	0.28	1.05	—	1.33	—	9.77	(15.74)	0.24	0.00	*	0.00	*	2.21	754,094	50
12-31-21	12.56	0.24	•	1.12	1.36	0.28	0.55	—	0.83	—	13.09	11.03	0.25	0.00	*	0.00	*	1.83	933,768	40
12-31-20	11.62	0.29	•	1.21	1.50	0.23	0.33	—	0.56	—	12.56	13.36	0.24	0.00	*	0.00	*	2.49	827,543	50
Voya Index Solution 2030 Portfolio
Class ADV
06-30-25+	15.92	0.20	•	0.93	1.13	—	—	—	—	—	17.05	7.10	0.80	0.56		0.56		2.52	31,474	14
12-31-24	14.64	0.34	•	1.10	1.44	0.16	—	—	0.16	—	15.92	9.87	0.80	0.56		0.56		2.21	30,508	27
12-31-23	13.69	0.16	•	1.82	1.98	0.27	0.76	—	1.03	—	14.64	14.90	0.80	0.56		0.56		1.10	39,018	131
12-31-22	18.37	0.22	•	(3.23)	(3.01)	0.26	1.41	—	1.67	—	13.69	(16.89)	0.79	0.70		0.70		1.46	38,122	52
12-31-21	17.23	0.18	•	1.84	2.02	0.29	0.59	—	0.88	—	18.37	11.80	0.81	0.74		0.74		1.00	46,915	41
12-31-20	15.89	0.26	•	1.77	2.03	0.23	0.46	—	0.69	—	17.23	13.22	0.83	0.74		0.74		1.69	42,311	45
Class I
06-30-25+	16.59	0.25	•	0.96	1.21	—	—	—	—	—	17.80	7.29	0.30	0.06		0.06		3.02	16,350	14
12-31-24	15.24	0.44	•	1.15	1.59	0.24	—	—	0.24	—	16.59	10.46	0.30	0.06		0.06		2.71	12,909	27
12-31-23	14.21	0.23	•	1.91	2.14	0.35	0.76	—	1.11	—	15.24	15.52	0.30	0.06		0.06		1.59	12,731	131
12-31-22	19.02	0.31	•	(3.36)	(3.05)	0.35	1.41	—	1.76	—	14.21	(16.51)	0.29	0.20		0.20		1.97	8,703	52
12-31-21	17.78	0.28	•	1.90	2.18	0.35	0.59	—	0.94	—	19.02	12.40	0.31	0.24		0.24		1.51	10,579	41
12-31-20	16.37	0.34	•	1.82	2.16	0.29	0.46	—	0.75	—	17.78	13.72	0.33	0.24		0.24		2.13	9,372	45
Class S
06-30-25+	16.43	0.23	•	0.95	1.18	—	—	—	—	—	17.61	7.18	0.55	0.31		0.31		2.77	17,294	14
12-31-24	15.10	0.39	•	1.14	1.53	0.20	—	—	0.20	—	16.43	10.17	0.55	0.31		0.31		2.46	16,313	27
12-31-23	14.10	0.20	•	1.88	2.08	0.32	0.76	—	1.08	—	15.10	15.17	0.55	0.31		0.31		1.35	15,761	131
12-31-22	18.85	0.27	•	(3.33)	(3.06)	0.28	1.41	—	1.69	—	14.10	(16.70)	0.54	0.45		0.45		1.68	12,262	52
12-31-21	17.63	0.23	•	1.90	2.13	0.32	0.59	—	0.91	—	18.85	12.18	0.56	0.49		0.49		1.24	20,843	41
12-31-20	16.24	0.31	•	1.79	2.10	0.25	0.46	—	0.71	—	17.63	13.45	0.58	0.49		0.49		1.96	17,414	45
Class S2
06-30-25+	16.01	0.21	•	0.93	1.14	—	—	—	—	—	17.15	7.12	0.70	0.46		0.46		2.62	4,460	14

See Accompanying Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2030 Portfolio (continued)
Class S2 (continued)
12-31-24	14.73	0.36	•	1.11	1.47	0.19	—	—	0.19	—	16.01	10.00	0.70	0.46		0.46		2.31	4,479	27
12-31-23	13.78	0.17	•	1.84	2.01	0.30	0.76	—	1.06	—	14.73	15.03	0.70	0.46		0.46		1.19	19,520	131
12-31-22	18.51	0.24	•	(3.27)	(3.03)	0.29	1.41	—	1.70	—	13.78	(16.87)	0.69	0.60		0.60		1.57	13,090	52
12-31-21	17.35	0.20	•	1.87	2.07	0.32	0.59	—	0.91	—	18.51	12.01	0.71	0.64		0.64		1.12	14,118	41
12-31-20	16.02	0.31	•	1.73	2.04	0.25	0.46	—	0.71	—	17.35	13.26	0.73	0.64		0.64		1.96	10,670	45
Class Z
06-30-25+	16.88	0.26	•	0.98	1.24	—	—	—	—	—	18.12	7.35	0.24	0.00	*	0.00	*	3.08	898,778	14
12-31-24	15.50	0.45	•	1.17	1.62	0.24	—	—	0.24	—	16.88	10.54	0.24	0.00	*	0.00	*	2.77	868,965	27
12-31-23	14.43	0.25	•	1.93	2.18	0.35	0.76	—	1.11	—	15.50	15.52	0.24	0.00	*	0.00	*	1.65	827,463	131
12-31-22	19.25	0.35	•	(3.40)	(3.05)	0.36	1.41	—	1.77	—	14.43	(16.31)	0.23	0.00	*	0.00	*	2.16	725,202	52
12-31-21	17.96	0.33	•	1.92	2.25	0.37	0.59	—	0.96	—	19.25	12.64	0.25	0.00	*	0.00	*	1.76	850,871	41
12-31-20	16.48	0.40	•	1.83	2.23	0.29	0.46	—	0.75	—	17.96	14.06	0.24	0.00	*	0.00	*	2.45	699,789	45
Voya Index Solution 2035 Portfolio
Class ADV
06-30-25+	11.77	0.13	•	0.79	0.92	—	—	—	—	—	12.69	7.82	0.78	0.55		0.55		2.25	107,596	14
12-31-24	10.62	0.22	•	1.00	1.22	0.07	—	—	0.07	—	11.77	11.52	0.78	0.55		0.55		1.94	109,095	23
12-31-23	9.86	0.07	•	1.53	1.60	0.16	0.68	—	0.84	—	10.62	16.70	0.78	0.55		0.55		0.70	128,914	128
12-31-22	13.59	0.15	•	(2.54)	(2.39)	0.16	1.18	—	1.34	—	9.86	(18.14)	0.77	0.70		0.70		1.37	125,263	41
12-31-21	12.69	0.12	•	1.58	1.70	0.19	0.61	—	0.80	—	13.59	13.56	0.80	0.74		0.74		0.89	169,629	38
12-31-20	11.72	0.18	•	1.37	1.55	0.16	0.42	—	0.58	—	12.69	13.85	0.80	0.74		0.74		1.58	172,517	45
Class I
06-30-25+	12.21	0.17	•	0.82	0.99	—	—	—	—	—	13.20	8.11	0.28	0.05		0.05		2.75	62,657	14
12-31-24	11.01	0.29	•	1.04	1.33	0.13	—	—	0.13	—	12.21	12.12	0.28	0.05		0.05		2.44	59,776	23
12-31-23	10.20	0.13	•	1.58	1.71	0.22	0.68	—	0.90	—	11.01	17.26	0.28	0.05		0.05		1.20	64,960	128
12-31-22	14.03	0.22	•	(2.64)	(2.42)	0.23	1.18	—	1.41	—	10.20	(17.76)	0.27	0.20		0.20		1.89	50,433	41
12-31-21	13.07	0.19	•	1.64	1.83	0.26	0.61	—	0.87	—	14.03	14.17	0.30	0.24		0.24		1.40	60,969	38
12-31-20	12.06	0.23	•	1.43	1.66	0.23	0.42	—	0.65	—	13.07	14.41	0.30	0.24		0.24		2.01	54,401	45
Class S
06-30-25+	12.01	0.15	•	0.80	0.95	—	—	—	—	—	12.96	7.91	0.53	0.30		0.30		2.50	88,930	14
12-31-24	10.83	0.25	•	1.03	1.28	0.10	—	—	0.10	—	12.01	11.85	0.53	0.30		0.30		2.19	90,844	23
12-31-23	10.05	0.10	•	1.55	1.65	0.19	0.68	—	0.87	—	10.83	16.92	0.53	0.30		0.30		0.95	94,815	128
12-31-22	13.83	0.18	•	(2.59)	(2.41)	0.19	1.18	—	1.37	—	10.05	(17.95)	0.52	0.45		0.45		1.59	82,072	41
12-31-21	12.90	0.16	•	1.61	1.77	0.23	0.61	—	0.84	—	13.83	13.87	0.55	0.49		0.49		1.16	114,671	38
12-31-20	11.91	0.23		1.37	1.60	0.19	0.42	—	0.61	—	12.90	14.12	0.55	0.49		0.49		1.86	112,188	45
Class S2
06-30-25+	11.70	0.14	•	0.77	0.91	—	—	—	—	—	12.61	7.78	0.68	0.45		0.45		2.35	27,767	14
12-31-24	10.55	0.23	•	1.01	1.24	0.09	—	—	0.09	—	11.70	11.77	0.68	0.45		0.45		2.04	25,215	23
12-31-23	9.81	0.08	•	1.52	1.60	0.18	0.68	—	0.86	—	10.55	16.82	0.68	0.45		0.45		0.80	47,748	128
12-31-22	13.54	0.17	•	(2.55)	(2.38)	0.17	1.18	—	1.35	—	9.81	(18.10)	0.67	0.60		0.60		1.54	36,931	41
12-31-21	12.66	0.13	•	1.58	1.71	0.22	0.61	—	0.83	—	13.54	13.65	0.70	0.64		0.64		0.96	40,801	38
12-31-20	11.71	0.20	•	1.36	1.56	0.19	0.42	—	0.61	—	12.66	13.93	0.70	0.64		0.64		1.79	41,739	45
Class Z
06-30-25+	12.48	0.18	•	0.83	1.01	—	—	—	—	—	13.49	8.09	0.23	0.00	*	0.00	*	2.80	1,363,255	14
12-31-24	11.25	0.30	•	1.06	1.36	0.13	—	—	0.13	—	12.48	12.15	0.23	0.00	*	0.00	*	2.49	1,284,380	23
12-31-23	10.41	0.14	•	1.62	1.76	0.24	0.68	—	0.92	—	11.25	17.41	0.23	0.00	*	0.00	*	1.26	1,165,093	128
12-31-22	14.27	0.25	•	(2.69)	(2.44)	0.24	1.18	—	1.42	—	10.41	(17.62)	0.23	0.00	*	0.00	*	2.11	954,048	41
12-31-21	13.26	0.23	•	1.66	1.89	0.27	0.61	—	0.88	—	14.27	14.41	0.24	0.00	*	0.00	*	1.67	1,084,762	38
12-31-20	12.20	0.28	•	1.43	1.71	0.23	0.42	—	0.65	—	13.26	14.66	0.24	0.00	*	0.00	*	2.40	876,349	45

See Accompanying Notes to Financial Statements

17

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)
Voya Index Solution 2040 Portfolio
Class ADV
06-30-25+	18.26	0.18	•	1.40	1.58	—	—	—	—	—	19.84	8.65	0.82	0.59		0.59		2.00	31,005	14
12-31-24	16.19	0.28	•	1.82	2.10	0.03	—	—	0.03	—	18.26	13.01	0.81	0.58		0.58		1.60	27,535	22
12-31-23	14.86	0.04	•	2.60	2.64	0.24	1.07	—	1.31	—	16.19	18.24	0.81	0.58		0.58		0.25	28,769	126
12-31-22	20.52	0.23	•	(3.91)	(3.68)	0.21	1.77	—	1.98	—	14.86	(18.48)	0.81	0.70		0.70		1.36	25,195	40
12-31-21	18.49	0.16	•	2.76	2.92	0.25	0.64	—	0.89	—	20.52	15.95	0.84	0.74		0.74		0.83	28,989	35
12-31-20	16.81	0.27		2.16	2.43	0.22	0.53	—	0.75	—	18.49	15.08	0.86	0.74		0.74		1.62	26,276	32
Class I
06-30-25+	19.00	0.24	•	1.45	1.69	—	—	—	—	—	20.69	8.90	0.32	0.09		0.09		2.50	18,572	14
12-31-24	16.84	0.38	•	1.90	2.28	0.12	—	—	0.12	—	19.00	13.56	0.31	0.08		0.08		2.10	14,695	22
12-31-23	15.40	0.12	•	2.70	2.82	0.31	1.07	—	1.38	—	16.84	18.87	0.31	0.08		0.08		0.75	14,792	126
12-31-22	21.19	0.32	•	(4.04)	(3.72)	0.30	1.77	—	2.07	—	15.40	(18.08)	0.31	0.20		0.20		1.87	9,800	40
12-31-21	19.04	0.28	•	2.85	3.13	0.34	0.64	—	0.98	—	21.19	16.58	0.34	0.24		0.24		1.35	9,660	35
12-31-20	17.28	0.37	•	2.21	2.58	0.29	0.53	—	0.82	—	19.04	15.62	0.36	0.24		0.24		2.20	7,830	32
Class S
06-30-25+	18.94	0.22	•	1.44	1.66	—	—	—	—	—	20.60	8.76	0.57	0.34		0.34		2.25	17,874	14
12-31-24	16.79	0.34	•	1.89	2.23	0.08	—	—	0.08	—	18.94	13.29	0.56	0.33		0.33		1.85	16,932	22
12-31-23	15.36	0.08	•	2.69	2.77	0.27	1.07	—	1.34	—	16.79	18.56	0.56	0.33		0.33		0.50	14,682	126
12-31-22	21.12	0.26	•	(4.01)	(3.75)	0.24	1.77	—	2.01	—	15.36	(18.30)	0.56	0.45		0.45		1.51	11,600	40
12-31-21	18.99	0.23	•	2.84	3.07	0.30	0.64	—	0.94	—	21.12	16.30	0.59	0.49		0.49		1.12	16,775	35
12-31-20	17.24	0.32	•	2.21	2.53	0.25	0.53	—	0.78	—	18.99	15.34	0.61	0.49		0.49		1.94	13,728	32
Class S2
06-30-25+	18.50	0.20	•	1.40	1.60	—	—	—	—	—	20.10	8.65	0.72	0.49		0.49		2.10	8,250	14
12-31-24	16.41	0.30	•	1.85	2.15	0.06	—	—	0.06	—	18.50	13.11	0.71	0.48		0.48		1.70	6,629	22
12-31-23	15.04	0.05	•	2.65	2.70	0.26	1.07	—	1.33	—	16.41	18.47	0.71	0.48		0.48		0.35	5,657	126
12-31-22	20.73	0.25	•	(3.96)	(3.71)	0.21	1.77	—	1.98	—	15.04	(18.43)	0.71	0.60		0.60		1.49	4,152	40
12-31-21	18.68	0.18	•	2.80	2.98	0.29	0.64	—	0.93	—	20.73	16.09	0.74	0.64		0.64		0.89	4,354	35
12-31-20	16.98	0.31	•	2.16	2.47	0.24	0.53	—	0.77	—	18.68	15.17	0.76	0.64		0.64		1.89	4,557	32
Class Z
06-30-25+	19.34	0.25	•	1.47	1.72	—	—	—	—	—	21.06	8.89	0.23	0.00	*	0.00	*	2.58	1,002,957	14
12-31-24	17.13	0.41	•	1.93	2.34	0.13	—	—	0.13	—	19.34	13.68	0.23	0.00	*	0.00	*	2.19	948,878	22
12-31-23	15.66	0.14	•	2.75	2.89	0.35	1.07	—	1.42	—	17.13	18.96	0.23	0.00	*	0.00	*	0.82	857,824	126
12-31-22	21.49	0.36	•	(4.10)	(3.74)	0.32	1.77	—	2.09	—	15.66	(17.93)	0.23	0.00	*	0.00	*	2.06	679,923	40
12-31-21	19.27	0.33	•	2.89	3.22	0.36	0.64	—	1.00	—	21.49	16.86	0.24	0.00	*	0.00	*	1.60	760,148	35
12-31-20	17.43	0.41	•	2.25	2.66	0.29	0.53	—	0.82	—	19.27	15.96	0.23	0.00	*	0.00	*	2.41	577,969	32
Voya Index Solution 2045 Portfolio
Class ADV
06-30-25+	12.97	0.12	•	1.06	1.18	—	—	—	—	—	14.15	9.10	0.79	0.56		0.56		1.77	98,541	15
12-31-24	11.36	0.18	•	1.43	1.61	—	—	—	—	—	12.97	14.17	0.79	0.56		0.56		1.44	92,650	22
12-31-23	10.46	(0.00	)*•	1.95	1.95	0.16	0.89	—	1.05	—	11.36	19.21	0.80	0.57		0.57		(0.01)	102,369	127
12-31-22	14.77	0.15	•	(2.81)	(2.66)	0.13	1.52	—	1.65	—	10.46	(18.60)	0.79	0.70		0.70		1.26	93,516	39
12-31-21	13.31	0.11	•	2.16	2.27	0.19	0.62	—	0.81	—	14.77	17.25	0.81	0.74		0.74		0.73	132,543	38
12-31-20	12.17	0.18	•	1.58	1.76	0.15	0.47	—	0.62	—	13.31	15.23	0.81	0.74		0.74		1.54	129,548	34
Class I
06-30-25+	13.62	0.16	•	1.11	1.27	—	—	—	—	—	14.89	9.32	0.29	0.06		0.06		2.27	59,898	15
12-31-24	11.92	0.25	•	1.51	1.76	0.06	—	—	0.06	—	13.62	14.78	0.29	0.06		0.06		1.94	52,822	22
12-31-23	10.93	0.06	•	2.04	2.10	0.22	0.89	—	1.11	—	11.92	19.83	0.30	0.07		0.07		0.49	60,301	127
12-31-22	15.37	0.23	•	(2.94)	(2.71)	0.21	1.52	—	1.73	—	10.93	(18.19)	0.29	0.20		0.20		1.81	47,575	39
12-31-21	13.81	0.19	•	2.24	2.43	0.25	0.62	—	0.87	—	15.37	17.86	0.31	0.24		0.24		1.25	54,110	38

See Accompanying Notes to Financial Statements

18

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions									Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2045 Portfolio (continued)
Class I (continued)
12-31-20	12.61	0.23	•	1.66	1.89	0.22		0.47	—	0.69		—	13.81	15.78	0.31	0.24		0.24		1.92	46,883	34
Class S
06-30-25+	13.33	0.14	•	1.09	1.23	—		—	—	—		—	14.56	9.23	0.54	0.31		0.31		2.02	64,659	15
12-31-24	11.67	0.22	•	1.47	1.69	0.03		—	—	0.03		—	13.33	14.45	0.54	0.31		0.31		1.69	65,529	22
12-31-23	10.72	0.03	•	2.00	2.03	0.19		0.89	—	1.08		—	11.67	19.54	0.55	0.32		0.32		0.24	64,053	127
12-31-22	15.09	0.18	•	(2.87)	(2.69)	0.16		1.52	—	1.68		—	10.72	(18.40)	0.54	0.45		0.45		1.46	54,086	39
12-31-21	13.58	0.15	•	2.20	2.35	0.22		0.62	—	0.84		—	15.09	17.56	0.56	0.49		0.49		1.02	84,023	38
12-31-20	12.41	0.23		1.60	1.83	0.19		0.47	—	0.66		—	13.58	15.49	0.56	0.49		0.49		1.80	77,113	34
Class S2
06-30-25+	12.93	0.12	•	1.06	1.18	—		—	—	—		—	14.11	9.13	0.69	0.46		0.46		1.87	24,922	15
12-31-24	11.32	0.19	•	1.43	1.62	0.01		—	—	0.01		—	12.93	14.35	0.69	0.46		0.46		1.54	21,929	22
12-31-23	10.44	0.01	•	1.94	1.95	0.18		0.89	—	1.07		—	11.32	19.29	0.70	0.47		0.47		0.09	37,431	127
12-31-22	14.76	0.17	•	(2.81)	(2.64)	0.16		1.52	—	1.68		—	10.44	(18.49)	0.69	0.60		0.60		1.45	28,510	39
12-31-21	13.32	0.12	•	2.15	2.27	0.21		0.62	—	0.83		—	14.76	17.28	0.71	0.64		0.64		0.85	29,628	38
12-31-20	12.19	0.20	•	1.58	1.78	0.18		0.47	—	0.65		—	13.32	15.35	0.71	0.64		0.64		1.72	25,318	34
Class Z
06-30-25+	13.90	0.16	•	1.15	1.31	—		—	—	—		—	15.21	9.42	0.23	0.00	*	0.00	*	2.33	1,145,683	15
12-31-24	12.16	0.27	•	1.53	1.80	0.06		—	—	0.06		—	13.90	14.84	0.23	0.00	*	0.00	*	2.00	1,057,855	22
12-31-23	11.14	0.07	•	2.08	2.15	0.24		0.89	—	1.13		—	12.16	19.93	0.23	0.00	*	0.00	*	0.56	928,971	127
12-31-22	15.62	0.25	•	(2.99)	(2.74)	0.22		1.52	—	1.74		—	11.14	(18.10)	0.23	0.00	*	0.00	*	2.01	733,611	39
12-31-21	14.00	0.23	•	2.27	2.50	0.26		0.62	—	0.88		—	15.62	18.14	0.24	0.00	*	0.00	*	1.52	827,504	38
12-31-20	12.74	0.29	•	1.66	1.95	0.22		0.47	—	0.69		—	14.00	16.09	0.23	0.00	*	0.00	*	2.36	650,098	34
Voya Index Solution 2050 Portfolio
Class ADV
06-30-25+	19.45	0.16	•	1.63	1.79	—		—	—	—		—	21.24	9.20	0.81	0.58		0.58		1.66	26,069	15
12-31-24	16.96	0.24	•	2.25	2.49	—		—	—	—		—	19.45	14.68	0.81	0.59		0.59		1.27	23,714	22
12-31-23	15.39	(0.04	)•	2.99	2.95	0.21		1.17	—	1.38		—	16.96	19.68	0.84	0.62		0.62		(0.22)	21,757	122
12-31-22	21.29	0.22	•	(4.10)	(3.88)	0.16		1.86	—	2.02		—	15.39	(18.70)	0.85	0.72		0.72		1.25	17,963	34
12-31-21	18.85	0.15	•	3.06	3.21	0.23		0.54	—	0.77		—	21.29	17.22	0.87	0.74		0.74		0.72	23,791	38
12-31-20	17.18	0.25	•	2.15	2.40	0.20		0.53	—	0.73		—	18.85	14.66	0.91	0.74		0.74		1.53	19,574	29
Class I
06-30-25+	20.15	0.22	•	1.69	1.91	—		—	—	—		—	22.06	9.48	0.31	0.08		0.08		2.16	24,738	15
12-31-24	17.52	0.34	•	2.33	2.67	0.04		—	—	0.04		—	20.15	15.27	0.31	0.09		0.09		1.77	20,968	22
12-31-23	15.86	0.05	•	3.08	3.13	0.30		1.17	—	1.47		—	17.52	20.23	0.34	0.12		0.12		0.28	18,482	122
12-31-22	21.88	0.32	•	(4.22)	(3.90)	0.26		1.86	—	2.12		—	15.86	(18.29)	0.35	0.22		0.22		1.80	11,849	34
12-31-21	19.33	0.26	•	3.15	3.41	0.32		0.54	—	0.86		—	21.88	17.81	0.37	0.24		0.24		1.23	11,548	38
12-31-20	17.58	0.35	•	2.20	2.55	0.27		0.53	—	0.80		—	19.33	15.25	0.41	0.24		0.24		2.07	8,770	29
Class S
06-30-25+	20.08	0.19	•	1.68	1.87	—		—	—	—		—	21.95	9.31	0.56	0.33		0.33		1.91	12,890	15
12-31-24	17.46	0.29	•	2.33	2.62	0.00	*	—	—	0.00	*	—	20.08	15.02	0.56	0.34		0.34		1.52	12,997	22
12-31-23	15.81	0.00	*•	3.07	3.07	0.25		1.17	—	1.42		—	17.46	19.94	0.59	0.37		0.37		0.03	12,363	122
12-31-22	21.78	0.25	•	(4.18)	(3.93)	0.18		1.86	—	2.04		—	15.81	(18.52)	0.60	0.47		0.47		1.40	9,814	34
12-31-21	19.26	0.20	•	3.14	3.34	0.28		0.54	—	0.82		—	21.78	17.50	0.62	0.49		0.49		0.96	15,698	38
12-31-20	17.53	0.30	•	2.20	2.50	0.24		0.53	—	0.77		—	19.26	14.94	0.66	0.49		0.49		1.80	12,575	29
Class S2
06-30-25+	19.59	0.17	•	1.64	1.81	—		—	—	—		—	21.40	9.24	0.71	0.48		0.48		1.76	8,054	15
12-31-24	17.06	0.26	•	2.27	2.53	—		—	—	—		—	19.59	14.83	0.71	0.49		0.49		1.37	6,957	22
12-31-23	15.48	(0.02	)•	3.01	2.99	0.24		1.17	—	1.41		—	17.06	19.78	0.74	0.52		0.52		(0.12)	4,841	122

See Accompanying Notes to Financial Statements

19

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2050 Portfolio (continued)
Class S2 (continued)
12-31-22	21.41	0.25	•	(4.13)	(3.88)	0.19	1.86	—	2.05	—	15.48	(18.62)	0.75	0.62		0.62		1.44	4,018	34
12-31-21	18.95	0.19	•	3.06	3.25	0.25	0.54	—	0.79	—	21.41	17.33	0.77	0.64		0.64		0.93	3,918	38
12-31-20	17.26	0.29	•	2.14	2.43	0.21	0.53	—	0.74	—	18.95	14.77	0.81	0.64		0.64		1.77	3,563	29
Class Z
06-30-25+	20.47	0.23	•	1.72	1.95	—	—	—	—	—	22.42	9.53	0.23	0.00	*	0.00	*	2.24	862,563	15
12-31-24	17.80	0.36	•	2.37	2.73	0.06	—	—	0.06	—	20.47	15.36	0.22	0.00	*	0.00	*	1.85	803,453	22
12-31-23	16.10	0.07	•	3.13	3.20	0.33	1.17	—	1.50	—	17.80	20.38	0.22	0.00	*	0.00	*	0.40	689,274	122
12-31-22	22.16	0.36	•	(4.27)	(3.91)	0.29	1.86	—	2.15	—	16.10	(18.14)	0.23	0.00	*	0.00	*	2.01	512,919	34
12-31-21	19.54	0.32	•	3.18	3.50	0.34	0.54	—	0.88	—	22.16	18.12	0.24	0.00	*	0.00	*	1.48	539,936	38
12-31-20	17.73	0.40	•	2.21	2.61	0.27	0.53	—	0.80	—	19.54	15.46	0.23	0.00	*	0.00	*	2.32	398,859	29
Voya Index Solution 2055 Portfolio
Class ADV
06-30-25+	17.84	0.15	•	1.50	1.65	—	—	—	—	—	19.49	9.25	0.81	0.58		0.58		1.66	58,376	14
12-31-24	15.54	0.21	•	2.09	2.30	—	—	—	—	—	17.84	14.80	0.81	0.59		0.59		1.24	53,751	25
12-31-23	14.08	(0.04	)•	2.74	2.70	0.22	1.02	—	1.24	—	15.54	19.66	0.85	0.62		0.62		(0.26)	53,819	120
12-31-22	19.61	0.20	•	(3.77)	(3.57)	0.14	1.82	—	1.96	—	14.08	(18.76)	0.84	0.72		0.72		1.22	45,187	34
12-31-21	17.47	0.13	•	2.87	3.00	0.21	0.65	—	0.86	—	19.61	17.32	0.85	0.74		0.74		0.69	63,321	38
12-31-20	15.91	0.24		2.03	2.27	0.18	0.53	—	0.71	—	17.47	14.90	0.89	0.74		0.74		1.49	58,091	29
Class I
06-30-25+	18.53	0.20	•	1.56	1.76	—	—	—	—	—	20.29	9.50	0.31	0.08		0.08		2.16	62,847	14
12-31-24	16.09	0.31	•	2.16	2.47	0.03	—	—	0.03	—	18.53	15.38	0.31	0.09		0.09		1.74	55,341	25
12-31-23	14.53	0.04	•	2.84	2.88	0.30	1.02	—	1.32	—	16.09	20.33	0.35	0.12		0.12		0.24	52,451	120
12-31-22	20.20	0.29	•	(3.90)	(3.61)	0.24	1.82	—	2.06	—	14.53	(18.38)	0.34	0.22		0.22		1.78	37,659	34
12-31-21	17.95	0.24	•	2.95	3.19	0.29	0.65	—	0.94	—	20.20	17.95	0.35	0.24		0.24		1.22	42,496	38
12-31-20	16.33	0.31	•	2.09	2.40	0.25	0.53	—	0.78	—	17.95	15.43	0.39	0.24		0.24		1.95	35,009	29
Class S
06-30-25+	18.22	0.18	•	1.53	1.71	—	—	—	—	—	19.93	9.39	0.56	0.33		0.33		1.91	44,100	14
12-31-24	15.83	0.26	•	2.13	2.39	—	—	—	—	—	18.22	15.10	0.56	0.34		0.34		1.49	44,077	25
12-31-23	14.32	(0.00	)*•	2.79	2.79	0.26	1.02	—	1.28	—	15.83	20.00	0.60	0.37		0.37		(0.01)	38,902	120
12-31-22	19.90	0.23	•	(3.82)	(3.59)	0.17	1.82	—	1.99	—	14.32	(18.56)	0.59	0.47		0.47		1.43	29,007	34
12-31-21	17.71	0.18	•	2.91	3.09	0.25	0.65	—	0.90	—	19.90	17.64	0.60	0.49		0.49		0.93	43,919	38
12-31-20	16.13	0.27	•	2.06	2.33	0.22	0.53	—	0.75	—	17.71	15.11	0.64	0.49		0.49		1.76	40,587	29
Class S2
06-30-25+	17.89	0.16	•	1.50	1.66	—	—	—	—	—	19.55	9.28	0.71	0.48		0.48		1.76	18,918	14
12-31-24	15.57	0.23	•	2.09	2.32	—	—	—	—	—	17.89	14.90	0.71	0.49		0.49		1.34	15,987	25
12-31-23	14.11	(0.02	)•	2.75	2.73	0.25	1.02	—	1.27	—	15.57	19.84	0.75	0.52		0.52		(0.16)	27,217	120
12-31-22	19.67	0.23	•	(3.80)	(3.57)	0.17	1.82	—	1.99	—	14.11	(18.69)	0.74	0.62		0.62		1.41	19,070	34
12-31-21	17.54	0.15	•	2.88	3.03	0.25	0.65	—	0.90	—	19.67	17.43	0.75	0.64		0.64		0.78	20,878	38
12-31-20	15.99	0.27	•	2.01	2.28	0.20	0.53	—	0.73	—	17.54	14.97	0.79	0.64		0.64		1.73	17,208	29
Class Z
06-30-25+	18.89	0.21	•	1.60	1.81	—	—	—	—	—	20.70	9.58	0.23	0.00	*	0.00	*	2.24	753,918	14
12-31-24	16.40	0.33	•	2.21	2.54	0.05	—	—	0.05	—	18.89	15.49	0.22	0.00	*	0.00	*	1.83	692,386	25
12-31-23	14.80	0.06	•	2.89	2.95	0.33	1.02	—	1.35	—	16.40	20.44	0.23	0.00	*	0.00	*	0.36	594,985	120
12-31-22	20.51	0.33	•	(3.96)	(3.63)	0.26	1.82	—	2.08	—	14.80	(18.20)	0.23	0.00	*	0.00	*	2.00	439,069	34
12-31-21	18.20	0.29	•	2.99	3.28	0.32	0.65	—	0.97	—	20.51	18.19	0.24	0.00	*	0.00	*	1.49	450,163	38
12-31-20	16.51	0.37	•	2.10	2.47	0.25	0.53	—	0.78	—	18.20	15.69	0.23	0.00	*	0.00	*	2.32	324,254	29

See Accompanying Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2060 Portfolio
Class ADV
06-30-25+	15.71	0.13	•	1.33	1.46	—	—	—	—	—	17.17	9.29	0.80	0.57		0.57		1.68	21,766	13
12-31-24	13.68	0.19	•	1.84	2.03	—	—	—	—	—	15.71	14.84	0.79	0.57		0.57		1.25	19,038	22
12-31-23	12.27	(0.04	)•	2.40	2.36	0.15	0.80	—	0.95	—	13.68	19.67	0.85	0.62		0.62		(0.27)	16,902	117
12-31-22	16.89	0.17	•	(3.27)	(3.10)	0.11	1.41	—	1.52	—	12.27	(18.84)	0.88	0.72		0.72		1.25	12,814	34
12-31-21	14.80	0.12	•	2.47	2.59	0.13	0.37	—	0.50	—	16.89	17.65	0.91	0.74		0.74		0.72	15,085	37
12-31-20	13.31	0.18	•	1.76	1.94	0.12	0.33	—	0.45	—	14.80	15.11	0.92	0.74		0.74		1.42	11,253	34
Class I
06-30-25+	16.19	0.18	•	1.36	1.54	—	—	—	—	—	17.73	9.51	0.30	0.07		0.07		2.18	47,283	13
12-31-24	14.05	0.27	•	1.89	2.16	0.02	—	—	0.02	—	16.19	15.41	0.29	0.07		0.07		1.75	40,482	22
12-31-23	12.56	0.03	•	2.47	2.50	0.21	0.80	—	1.01	—	14.05	20.37	0.35	0.12		0.12		0.23	31,714	117
12-31-22	17.25	0.25	•	(3.35)	(3.10)	0.18	1.41	—	1.59	—	12.56	(18.44)	0.38	0.22		0.22		1.80	20,763	34
12-31-21	15.10	0.21	•	2.51	2.72	0.20	0.37	—	0.57	—	17.25	18.18	0.41	0.24		0.24		1.26	20,267	37
12-31-20	13.55	0.28	•	1.77	2.05	0.17	0.33	—	0.50	—	15.10	15.69	0.43	0.24		0.24		2.11	13,765	34
Class S
06-30-25+	15.98	0.16	•	1.33	1.49	—	—	—	—	—	17.47	9.32	0.55	0.32		0.32		1.93	9,618	13
12-31-24	13.88	0.23	•	1.87	2.10	—	—	—	—	—	15.98	15.13	0.54	0.32		0.32		1.50	9,758	22
12-31-23	12.42	(0.00	)*•	2.44	2.44	0.18	0.80	—	0.98	—	13.88	20.08	0.60	0.37		0.37		(0.02)	8,533	117
12-31-22	17.04	0.20	•	(3.30)	(3.10)	0.11	1.41	—	1.52	—	12.42	(18.65)	0.63	0.47		0.47		1.39	6,050	34
12-31-21	14.92	0.15	•	2.51	2.66	0.17	0.37	—	0.54	—	17.04	17.96	0.66	0.49		0.49		0.95	9,659	37
12-31-20	13.41	0.24	•	1.75	1.99	0.15	0.33	—	0.48	—	14.92	15.37	0.68	0.49		0.49		1.83	8,248	34
Class S2
06-30-25+	15.83	0.14	•	1.33	1.47	—	—	—	—	—	17.30	9.29	0.70	0.47		0.47		1.78	4,742	13
12-31-24	13.77	0.20	•	1.86	2.06	—	—	—	—	—	15.83	14.96	0.69	0.47		0.47		1.35	4,090	22
12-31-23	12.34	(0.02	)•	2.42	2.40	0.17	0.80	—	0.97	—	13.77	19.86	0.75	0.52		0.52		(0.17)	3,219	117
12-31-22	16.97	0.20	•	(3.31)	(3.11)	0.11	1.41	—	1.52	—	12.34	(18.77)	0.78	0.62		0.62		1.42	2,381	34
12-31-21	14.87	0.13	•	2.49	2.62	0.15	0.37	—	0.52	—	16.97	17.78	0.81	0.64		0.64		0.80	2,296	37
12-31-20	13.37	0.22	•	1.74	1.96	0.13	0.33	—	0.46	—	14.87	15.17	0.83	0.64		0.64		1.74	2,098	34
Class Z
06-30-25+	16.45	0.19	•	1.39	1.58	—	—	—	—	—	18.03	9.60	0.23	0.00	*	0.00	*	2.25	527,430	13
12-31-24	14.28	0.28	•	1.93	2.21	0.04	—	—	0.04	—	16.45	15.48	0.23	0.00	*	0.00	*	1.81	472,004	22
12-31-23	12.76	0.05	•	2.50	2.55	0.23	0.80	—	1.03	—	14.28	20.46	0.23	0.00	*	0.00	*	0.34	381,153	117
12-31-22	17.48	0.29	•	(3.40)	(3.11)	0.20	1.41	—	1.61	—	12.76	(18.25)	0.24	0.00	*	0.00	*	2.02	260,763	34
12-31-21	15.27	0.25	•	2.55	2.80	0.22	0.37	—	0.59	—	17.48	18.50	0.24	0.00	*	0.00	*	1.49	243,777	37
12-31-20	13.67	0.31	•	1.79	2.10	0.17	0.33	—	0.50	—	15.27	15.92	0.25	0.00	*	0.00	*	2.35	159,536	34
Voya Index Solution 2065 Portfolio
Class ADV
06-30-25+	13.43	0.12	•	1.14	1.26	—	—	—	—	—	14.69	9.38	0.83	0.60		0.60		1.70	6,264	12
12-31-24	11.70	0.15	•	1.60	1.75	0.02	—	—	0.02	—	13.43	14.96	0.82	0.58		0.58		1.17	4,834	21
12-31-23	9.76	(0.03	)•	1.97	1.94	—	—	—	—	—	11.70	19.88	0.92	0.66		0.66		(0.31)	3,585	108
12-31-22	12.79	0.12	•	(2.52)	(2.40)	0.12	0.51	—	0.63	—	9.76	(18.86)	1.00	0.73		0.73		1.16	3,367	51
12-31-21	11.58	0.12	•	1.93	2.05	0.08	0.76	—	0.84	—	12.79	17.74	1.12	0.74		0.74		0.92	1,684	42
07-29-20(6)- 12-31-20	10.00	0.08	•	1.58	1.66	0.07	0.01	—	0.08	—	11.58	16.62	2.09	0.74		0.74		1.87	382	17
Class I
06-30-25+	13.61	0.15	•	1.16	1.31	—	—	—	—	—	14.92	9.63	0.33	0.10		0.10		2.20	23,452	12
12-31-24	11.80	0.22	•	1.61	1.83	0.02	—	—	0.02	—	13.61	15.51	0.32	0.08		0.08		1.68	17,347	21
12-31-23	9.80	0.02	•	1.98	2.00	—	—	—	—	—	11.80	20.41	0.42	0.16		0.16		0.19	9,140	108
12-31-22	12.82	0.21	•	(2.57)	(2.36)	0.15	0.51	—	0.66	—	9.80	(18.45)	0.50	0.23		0.23		1.97	3,337	51

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)

Voya Index Solution 2065 Portfolio (continued)
Class I (continued)
12-31-21	11.58	0.20	•	1.93	2.13	0.13	0.76	—	0.89	—	12.82	18.45	0.62	0.24		0.24		1.51	1,419	42
07-29-20(6)- 12-31-20	10.00	0.13	•	1.55	1.68	0.09	0.01	—	0.10	—	11.58	16.79	1.59	0.24		0.24		2.76	341	17
Class S
06-30-25+	13.51	0.13	•	1.15	1.28	—	—	—	—	—	14.79	9.47	0.58	0.35		0.35		1.95	4,342	12
12-31-24	11.75	0.18	•	1.60	1.78	0.02	—	—	0.02	—	13.51	15.15	0.57	0.33		0.33		1.43	4,623	21
12-31-23	9.77	(0.01	)•	1.99	1.98	—	—	—	—	—	11.75	20.27	0.67	0.41		0.41		(0.06)	3,649	108
12-31-22	12.80	0.17	•	(2.56)	(2.39)	0.13	0.51	—	0.64	—	9.77	(18.71)	0.75	0.48		0.48		1.55	2,156	51
12-31-21	11.58	0.16	•	1.93	2.09	0.11	0.76	—	0.87	—	12.80	18.08	0.87	0.49		0.49		1.21	1,626	42
07-29-20(6)- 12-31-20	10.00	0.11	•	1.56	1.67	0.08	0.01	—	0.09	—	11.58	16.72	1.84	0.49		0.49		2.50	382	17
Class S2
06-30-25+	13.45	0.12	•	1.15	1.27	—	—	—	—	—	14.72	9.44	0.73	0.50		0.50		1.80	2,008	12
12-31-24	11.71	0.16	•	1.60	1.76	0.02	—	—	0.02	—	13.45	15.03	0.72	0.48		0.48		1.28	1,506	21
12-31-23	9.76	(0.02	)•	1.97	1.95	—	—	—	—	—	11.71	19.98	0.82	0.56		0.56		(0.21)	1,337	108
12-31-22	12.78	0.16	•	(2.55)	(2.39)	0.12	0.51	—	0.63	—	9.76	(18.74)	0.90	0.63		0.63		1.45	611	51
12-31-21	11.57	0.09	•	1.97	2.06	0.09	0.76	—	0.85	—	12.78	17.87	1.02	0.64		0.64		0.70	428	42
07-29-20(6)- 12-31-20	10.00	0.13	•	1.53	1.66	0.08	0.01	—	0.09	—	11.57	16.59	1.99	0.64		0.64		2.80	175	17
Class Z
06-30-25+	13.69	0.16	•	1.17	1.33	—	—	—	—	—	15.02	9.72	0.23	0.00	*	0.00	*	2.30	146,749	12
12-31-24	11.86	0.23	•	1.62	1.85	0.02	—	—	0.02	—	13.69	15.60	0.24	0.00	*	0.00	*	1.76	116,913	21
12-31-23	9.83	0.04	•	1.99	2.03	—	—	—	—	—	11.86	20.65	0.26	0.00	*	0.00	*	0.35	72,511	108
12-31-22	12.85	0.23	•	(2.57)	(2.34)	0.17	0.51	—	0.68	—	9.83	(18.27)	0.30	0.00	*	0.00	*	2.13	34,267	51
12-31-21	11.59	0.22	•	1.94	2.16	0.14	0.76	—	0.90	—	12.85	18.69	0.48	0.00	*	0.00	*	1.72	16,030	42
07-29-20(6)- 12-31-20	10.00	0.12	•	1.57	1.69	0.09	0.01	—	0.10	—	11.59	16.89	1.57	0.00	*	0.00	*	2.74	3,190	17

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds ("ETFs"). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Portfolio net investment income (loss) ratio to average net assets.
(6)	Commencement of operations.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Partners, Inc. (the “Company”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). It was incorporated under the laws of Maryland on May 7, 1997. The Articles of Incorporation permit the Company to offer separate series, each of which has its own investment objective, policies and restrictions. The Company currently consists of thirty-eight active separate investment series. The ten series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Index Solution Income Portfolio (“Index Solution Income”), Voya Index Solution 2025 Portfolio (“Index Solution 2025”), Voya Index Solution 2030 Portfolio (“Index Solution 2030”), Voya Index Solution 2035 Portfolio (“Index Solution 2035”), Voya Index Solution 2040 Portfolio (“Index Solution 2040”), Voya Index Solution 2045 Portfolio (“Index Solution 2045”), Voya Index Solution 2050 Portfolio (“Index Solution 2050”), Voya Index Solution 2055 Portfolio (“Index Solution 2055”), Voya Index Solution 2060 Portfolio (“Index Solution 2060”) and Voya Index Solution 2065 Portfolio (“Index Solution 2065”), each a diversified series of the Company.

Index Solution 2025, Index Solution 2030, Index Solution 2035, Index Solution 2040, Index Solution 2045, Index Solution 2050, Index Solution 2055, Index Solution 2060 and Index Solution 2065 are structured and managed around a specific target retirement or financial goal date (“Target Date”). When these Portfolios reach their respective Target Date, they may be combined with Index Solution Income, without a vote of shareholders, if approved by the Board of Directors (the “Board”).

The classes of shares included in this report are: Adviser (“Class ADV”), Initial (“Class I”), Service (“Class S”), Service 2 (“Class S2”) and Class Z. Shares of the Portfolios may be offered to separate accounts (“Separate Accounts”) of insurance companies as investment options in connection with variable annuity contracts and variable life insurance policies (“Variable Contracts”) and to certain of the Portfolios’ investment advisers and their affiliates. In the future, shares may also be offered to qualified pension and retirement plans (“Qualified Plans”) outside the Separate Account context. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of each of the Portfolios is described in the respective Portfolio’s prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of

23

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

G. Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2025, certain Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Certain Portfolios had purchased and sold futures contracts on various equity indices. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2025, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the Portfolio of Investments for open futures contracts for Index Solution 2040, Index Solution 2045, Index Solution 2050, Index Solution 2055, Index Solution 2060 and Index Solution 2065. There were no open futures contracts for any other Portfolio at June 30, 2025.

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

	Purchased	Sold
Index Solution Income	$4,583,13	$4,819,969
Index Solution 2025	7,495,525	7,810,343
Index Solution 2030	7,041,483	7,369,990
Index Solution 2035	11,876,958	12,296,685
Index Solution 2040	22,295,641	22,361,230
Index Solution 2045	28,582,606	28,716,757
Index Solution 2050	19,100,585	19,098,989
Index Solution 2055	19,091,973	19,114,811
Index Solution 2060	12,204,246	12,261,703
Index Solution 2065	3,444,957	3,484,293

H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2025, the cost of purchases and the proceeds from sales of the Underlying Funds were as follows:

	Purchases	Sales
Index Solution Income	$75,997,600	$106,953,628
Index Solution 2025	152,889,910	223,606,725
Index Solution 2030	127,650,269	141,223,185
Index Solution 2035	220,883,668	236,050,262
Index Solution 2040	143,328,173	150,336,330
Index Solution 2045	200,886,088	196,944,814
Index Solution 2050	130,594,303	130,660,187
Index Solution 2055	131,379,397	121,752,532
Index Solution 2060	95,440,073	73,426,670
Index Solution 2065	43,734,292	19,181,093

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.20% of each Portfolio’s average daily nets assets invested in affiliated Underlying Funds and/or Funding Agreements and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Classes ADV and S2 of the Portfolios have a plan of distribution (the “Plans”), whereby the Distributor is reimbursed or compensated by the Portfolios for expenses incurred in the distribution of each respective Portfolio’s shares. The Distributor may pay, on behalf of each Portfolio, out of its distribution fee, compensation to certain financial institutions for providing distribution assistance pursuant to a Distribution Services Agreement. Under the Plans each Portfolio makes payments to the Distributor at an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV shares and each Portfolio makes payments to the Distributor at an annual rate of 0.15% of each Portfolio’s average daily net assets attributable to its Class S2 shares.

The Company has a shareholder servicing plan (“Service Plan”) for the Classes ADV, S and S2 shares of each respective Portfolio. The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Classes ADV, S and S2 shares and their shareholders including Variable Contract owners or Qualified Plan participants with interests in the Portfolios. Under the Service Plan, each Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of each Portfolio’s average daily net assets attributable to its Classes ADV, S and S2 shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage

Voya Institutional Trust Company	Index Solution Income	33.39%
	Index Solution 2025	17.89
	Index Solution 2030	15.14
	Index Solution 2035	15.81
	Index Solution 2040	16.62

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

	Index Solution 2045	18.44
	Index Solution 2050	16.05
	Index Solution 2055	16.08
	Index Solution 2060	19.47
	Index Solution 2065	11.96
Voya Retirement Insurance and Annuity Company	Index Solution Income	66.59
	Index Solution 2025	82.11
	Index Solution 2030	84.81
	Index Solution 2035	84.18
	Index Solution 2040	83.30
	Index Solution 2045	81.56
	Index Solution 2050	83.93
	Index Solution 2055	83.92
	Index Solution 2060	80.53
	Index Solution 2065	88.04

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Index Solution Income	$21,845
Index Solution 2025	43,415
Index Solution 2030	21,353
Index Solution 2035	62,396
Index Solution 2040	28,914
Index Solution 2045	69,387
Index Solution 2050	26,338
Index Solution 2055	66,072
Index Solution 2060	27,554
Index Solution 2065	15,709

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below.

	Class	Class	Class	Class	Class
Portfolio	ADV	I	S	S2	Z
Index Solution Income	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2025	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2030	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2035	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2040	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2045	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2050	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2050	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2060	0.74%	0.24%	0.49%	0.64%	0.00%
Index Solution 2065	0.74%	0.24%	0.49%	0.64%	0.00%

Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

The Expense Limitation Agreement is contractual through May 1, 2026 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

The Portfolios did not utilize the line of credit during the period ended June 30, 2025.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares	Shares issued in	Reinvestment of	Shares	Shares	Net increase (decrease) in shares	Shares	Proceeds from shares issued in	Reinvestment of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Index Solution Income
Class ADV
6/30/2025	130,828	—	—	(519,468)	—	(388,640)	1,269,881	—	—	(5,107,498)	—	(3,837,617)
12/31/2024	285,315	—	155,681	(4,062,604)	—	(3,621,608)	2,702,015	—	1,477,410	(39,383,516)	—	(35,204,091)
Class I
6/30/2025	41,396	—	—	(114,923)	—	(73,527)	418,085	—	—	(1,164,820)	—	(746,735)
12/31/2024	203,460	—	36,637	(544,511)	—	(304,414)	2,006,908	—	357,946	(5,345,298)	—	(2,980,444)
Class S
6/30/2025	103,668	—	—	(569,428)	—	(465,760)	1,037,807	—	—	(5,674,227)	—	(4,636,420)
12/31/2024	174,798	—	243,000	(1,605,335)	—	(1,187,537)	1,717,714	—	2,347,383	(15,623,283)	—	(11,558,186)
Class S2
6/30/2025	16,467	—	—	(42,478)	—	(26,011)	159,222	—	—	(407,560)	—	(248,338)
12/31/2024	514,338	—	63,075	(2,342,795)	—	(1,765,382)	4,820,614	—	590,384	(22,524,594)	—	(17,113,596)
Class Z
6/30/2025	967,697	—	—	(4,018,422)	—	(3,050,725)	9,923,961	—	—	(41,210,497)	—	(31,286,536)
12/31/2024	1,640,368	—	1,384,109	(9,604,217)	—	(6,579,740)	16,405,176	—	13,758,043	(95,739,523)	—	(65,576,304)
Index Solution 2025
Class ADV
6/30/2025	208,672	—	—	(1,463,038)	—	(1,254,366)	2,272,926	—	—	(15,944,461)	—	(13,671,535)
12/31/2024	711,053	—	170,231	(4,286,434)	—	(3,405,150)	7,459,153	—	1,778,912	(45,587,019)	—	(36,348,954)
Class I
6/30/2025	121,582	—	—	(418,125)	—	(296,543)	1,360,608	—	—	(4,743,828)	—	(3,383,220)
12/31/2024	517,280	—	78,405	(1,478,223)	—	(882,538)	5,600,708	—	843,633	(15,878,022)	—	(9,433,681)
Class S
6/30/2025	236,497	—	—	(646,241)	—	(409,744)	2,635,898	—	—	(7,176,246)	—	(4,540,348)
12/31/2024	489,749	—	139,224	(2,774,985)	—	(2,146,012)	5,235,353	—	1,478,555	(29,563,030)	—	(22,849,122)
Class S2
6/30/2025	60,584	—	—	(75,227)	—	(14,643)	653,144	—	—	(806,500)	—	(153,356)
12/31/2024	426,305	—	62,740	(2,818,672)	—	(2,329,627)	4,357,335	—	648,729	(30,025,487)	—	(25,019,423)
Class Z
6/30/2025	1,271,028	—	—	(6,956,103)	—	(5,685,075)	14,538,169	—	—	(79,269,162)	—	(64,730,993)
12/31/2024	3,166,607	—	1,391,648	(14,221,854)	—	(9,663,599)	34,999,824	—	15,252,465	(155,904,934)	—	(105,652,645)
Index Solution 2030
Class ADV
6/30/2025	119,371	—	—	(188,819)	—	(69,448)	1,926,132	—	—	(3,077,280)	—	(1,151,148)
12/31/2024	379,242	—	26,001	(1,155,223)	—	(749,980)	5,925,560	—	400,420	(18,246,741)	—	(11,920,761)
Class I
6/30/2025	219,699	—	—	(79,411)	—	140,288	3,695,600	—	—	(1,349,738)	—	2,345,862
12/31/2024	235,433	—	10,823	(303,620)	—	(57,364)	3,724,958	—	173,276	(4,837,062)	—	(938,828)
Class S
6/30/2025	171,096	—	—	(181,876)	—	(10,780)	2,832,527	—	—	(3,078,442)	—	(245,915)
12/31/2024	297,552	—	11,551	(360,321)	—	(51,218)	4,786,191	—	183,318	(5,704,738)	—	(735,229)
Class S2
6/30/2025	56,588	—	—	(76,298)	—	(19,710)	924,997	—	—	(1,244,691)	—	(319,694)
12/31/2024	337,608	—	17,714	(1,400,925)	—	(1,045,603)	5,179,446	—	274,214	(22,547,062)	—	(17,093,402)
Class Z
6/30/2025	1,479,988	—	—	(3,358,309)	—	(1,878,321)	25,446,111	—	—	(57,556,368)	—	(32,110,257)
12/31/2024	3,407,488	—	775,606	(6,091,549)	—	(1,908,455)	55,737,948	—	12,626,861	(99,653,428)	—	(31,288,619)
Index Solution 2035
Class ADV
6/30/2025	435,893	—	—	(1,224,618)	—	(788,725)	5,207,428	—	—	(14,851,224)	—	(9,643,796)
12/31/2024	880,445	—	68,432	(3,819,992)	—	(2,871,115)	10,081,306	—	773,280	(44,219,925)	—	(33,365,339)
Class I
6/30/2025	321,836	—	—	(468,815)	—	(146,979)	3,996,424	—	—	(5,839,662)	—	(1,843,238)
12/31/2024	558,807	—	52,391	(1,614,463)	—	(1,003,265)	6,586,626	—	612,456	(18,784,497)	—	(11,585,415)

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares	Shares issued in	Reinvestment of	Shares	Shares	Net increase (decrease) in shares	Shares	Proceeds from shares issued in	Reinvestment of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Index Solution 2035 (continued)
Class S
6/30/2025	306,053	—	—	(1,009,682)	—	(703,629)	3,758,085	—	—	(12,475,304)	—	(8,717,219)
12/31/2024	471,652	—	66,449	(1,726,136)	—	(1,188,035)	5,452,247	—	764,825	(19,935,324)	—	(13,718,252)
Class S2
6/30/2025	126,633	—	—	(81,256)	—	45,377	1,508,030	—	—	(955,725)	—	552,305
12/31/2024	795,712	—	37,738	(3,201,395)	—	(2,367,945)	8,778,108	—	423,046	(37,468,320)	—	(28,267,166)
Class Z
6/30/2025	3,711,793	—	—	(5,568,200)	—	(1,856,407)	47,437,130	—	—	(70,489,085)	—	(23,051,955)
12/31/2024	7,298,980	—	1,120,375	(9,063,238)	—	(643,883)	87,643,176	—	13,388,484	(108,647,715)	—	(7,616,055)
Index Solution 2040
Class ADV
6/30/2025	258,091	—	—	(202,695)	—	55,396	4,789,350	—	—	(3,781,981)	—	1,007,369
12/31/2024	308,861	—	3,173	(580,847)	—	(268,813)	5,379,020	—	55,147	(10,373,584)	—	(4,939,417)
Class I
6/30/2025	160,414	—	—	(36,107)	—	124,307	3,132,233	—	—	(709,082)	—	2,423,151
12/31/2024	193,905	—	4,805	(303,718)	—	(105,008)	3,505,808	—	86,724	(5,442,315)	—	(1,849,783)
Class S
6/30/2025	85,966	—	—	(112,179)	—	(26,213)	1,650,808	—	—	(2,193,514)	—	(542,706)
12/31/2024	181,961	—	3,701	(166,002)	—	19,660	3,320,691	—	66,659	(2,988,304)	—	399,046
Class S2
6/30/2025	76,560	—	—	(24,495)	—	52,065	1,433,848	—	—	(457,340)	—	976,508
12/31/2024	79,045	—	1,155	(66,589)	—	13,611	1,395,619	—	20,331	(1,182,502)	—	233,448
Class Z
6/30/2025	1,903,628	—	—	(3,358,628)	—	(1,455,000)	37,360,987	—	—	(65,741,269)	—	(28,380,282)
12/31/2024	3,899,031	—	341,021	(5,244,623)	—	(1,004,571)	71,907,791	—	6,261,149	(97,013,514)	—	(18,844,574)
Index Solution 2045
Class ADV
6/30/2025	263,280	—	—	(442,702)	—	(179,422)	3,483,147	—	—	(5,830,527)	—	(2,347,380)
12/31/2024	591,250	—	—	(2,460,795)	—	(1,869,545)	7,286,325	—	—	(31,445,231)	—	(24,158,906)
Class I
6/30/2025	281,299	—	—	(138,579)	—	142,720	3,897,675	—	—	(1,963,684)	—	1,933,991
12/31/2024	555,179	—	17,276	(1,753,440)	—	(1,180,985)	7,125,561	—	221,823	(22,011,444)	—	(14,664,060)
Class S
6/30/2025	165,947	—	—	(641,202)	—	(475,255)	2,258,701	—	—	(8,832,953)	—	(6,574,252)
12/31/2024	419,379	—	10,059	(1,003,821)	—	(574,383)	5,359,667	—	126,638	(12,768,267)	—	(7,281,962)
Class S2
6/30/2025	123,472	—	—	(53,613)	—	69,859	1,627,439	—	—	(701,691)	—	925,748
12/31/2024	541,683	—	4,064	(2,155,278)	—	(1,609,531)	6,540,923	—	49,664	(27,878,136)	—	(21,287,549)
Class Z
6/30/2025	2,904,472	—	—	(3,669,891)	—	(765,419)	41,200,728	—	—	(51,958,771)	—	(10,758,043)
12/31/2024	6,102,975	—	352,551	(6,752,754)	—	(297,228)	80,927,337	—	4,621,941	(89,581,421)	—	(4,032,143)
Index Solution 2050
Class ADV
6/30/2025	124,847	—	—	(116,664)	—	8,183	2,455,964	—	—	(2,353,511)	—	102,453
12/31/2024	209,523	—	—	(273,225)	—	(63,702)	3,854,392	—	—	(5,093,721)	—	(1,239,329)
Class I
6/30/2025	108,335	—	—	(27,433)	—	80,902	2,203,620	—	—	(564,166)	—	1,639,454
12/31/2024	252,551	—	2,236	(269,077)	—	(14,290)	4,758,237	—	42,367	(5,072,598)	—	(271,994)
Class S
6/30/2025	60,627	—	—	(120,760)	—	(60,133)	1,230,679	—	—	(2,512,385)	—	(1,281,706)
12/31/2024	173,156	—	81	(233,837)	—	(60,600)	3,226,902	—	1,522	(4,404,254)	—	(1,175,830)
Class S2
6/30/2025	43,278	—	—	(22,107)	—	21,171	862,348	—	—	(434,625)	—	427,723
12/31/2024	99,555	—	—	(28,120)	—	71,435	1,862,776	—	—	(523,671)	—	1,339,105
Class Z
6/30/2025	1,686,785	—	—	(2,458,872)	—	(772,087)	35,387,985	—	—	(50,999,902)	—	(15,611,917)
12/31/2024	3,556,023	—	120,452	(3,152,528)	—	523,947	68,988,138	—	2,318,693	(61,186,981)	—	10,119,850
Index Solution 2055
Class ADV
6/30/2025	177,472	—	—	(195,131)	—	(17,659)	3,205,896	—	—	(3,556,709)	—	(350,813)
12/31/2024	388,433	—	—	(839,251)	—	(450,818)	6,586,799	—	—	(14,394,583)	—	(7,807,784)
Class I
6/30/2025	233,558	—	—	(123,215)	—	110,343	4,402,909	—	—	(2,344,873)	—	2,058,036

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares	Shares issued in	Reinvestment of	Shares	Shares	Net increase (decrease) in shares	Shares	Proceeds from shares issued in	Reinvestment of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Index Solution 2055 (continued)
Class I
12/31/2024	464,627	—	5,520	(743,858)	—	(273,711)	8,114,629	—	96,105	(12,730,004)	—	(4,519,270)
Class S
6/30/2025	157,931	—	—	(364,285)	—	(206,354)	2,921,692	—	—	(6,881,572)	—	(3,959,880)
12/31/2024	292,382	—	—	(331,024)	—	(38,642)	5,026,608	—	—	(5,707,088)	—	(680,480)
Class S2
6/30/2025	111,049	—	—	(37,194)	—	73,855	2,043,252	—	—	(661,508)	—	1,381,744
12/31/2024	399,474	—	—	(1,254,269)	—	(854,795)	6,688,515	—	—	(22,492,441)	—	(15,803,926)
Class Z
6/30/2025	1,892,738	—	—	(2,117,842)	—	(225,104)	36,460,442	—	—	(40,541,483)	—	(4,081,041)
12/31/2024	3,699,155	—	96,424	(3,424,895)	—	370,684	66,151,366	—	1,711,525	(61,545,127)	—	6,317,764
Index Solution 2060
Class ADV
6/30/2025	135,945	—	—	(79,534)	—	56,411	2,168,119	—	—	(1,294,143)	—	873,976
12/31/2024	238,072	—	—	(261,803)	—	(23,731)	3,575,375	—	—	(3,910,373)	—	(334,998)
Class I
6/30/2025	284,783	—	—	(118,519)	—	166,264	4,684,579	—	—	(1,902,887)	—	2,781,692
12/31/2024	605,555	—	3,834	(366,192)	—	243,197	9,193,221	—	58,312	(5,634,453)	—	3,617,080
Class S
6/30/2025	73,845	—	—	(134,221)	—	(60,376)	1,203,893	—	—	(2,218,696)	—	(1,014,803)
12/31/2024	152,691	—	—	(156,779)	—	(4,088)	2,314,097	—	—	(2,334,781)	—	(20,684)
Class S2
6/30/2025	43,135	—	—	(27,446)	—	15,689	688,605	—	—	(432,413)	—	256,192
12/31/2024	71,451	—	—	(46,849)	—	24,602	1,068,758	—	—	(723,942)	—	344,816
Class Z
6/30/2025	2,027,914	—	—	(1,455,924)	—	571,990	33,989,626	—	—	(24,325,907)	—	9,663,719
12/31/2024	4,178,746	—	67,998	(2,249,771)	—	1,996,973	65,073,376	—	1,050,563	(35,211,720)	—	30,912,219
Index Solution 2065
Class ADV
6/30/2025	107,854	—	—	(41,291)	—	66,563	1,459,315	—	—	(571,045)	—	888,270
12/31/2024	172,917	—	493	(119,848)	—	53,562	2,214,457	—	6,233	(1,537,332)	—	683,358
Class I
6/30/2025	369,049	—	—	(71,773)	—	297,276	5,105,510	—	—	(994,930)	—	4,110,580
12/31/2024	677,723	—	1,552	(179,210)	—	500,065	8,767,238	—	19,848	(2,332,415)	—	6,454,671
Class S
6/30/2025	85,471	—	—	(134,128)	—	(48,657)	1,179,764	—	—	(1,907,569)	—	(727,805)
12/31/2024	141,393	—	424	(110,347)	—	31,470	1,834,000	—	5,386	(1,391,558)	—	447,828
Class S2
6/30/2025	34,176	—	—	(9,706)	—	24,470	469,337	—	—	(123,771)	—	345,566
12/31/2024	123,623	—	273	(126,115)	—	(2,219)	1,571,784	—	3,462	(1,691,889)	—	(116,643)
Class Z
6/30/2025	1,502,664	—	—	(269,468)	—	1,233,196	20,978,285	—	—	(3,748,902)	—	17,229,383
12/31/2024	2,871,420	—	11,318	(456,633)	—	2,426,105	37,213,690	—	145,545	(5,934,515)	—	31,424,720

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, futures contracts and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Year Ended
	December 31,	Year Ended
	2024	December 31, 2023
	Ordinary	Ordinary	Long-term
	Income	Income	Capital Gains
Index Solution Income	$18,531,166	$17,724,066	$10,745,357
Index Solution 2025	20,002,294	24,745,512	35,116,825
Index Solution 2030	13,658,088	18,950,866	41,890,820
Index Solution 2035	15,962,091	27,884,363	84,352,997
Index Solution 2040	6,490,010	16,385,623	51,816,311
Index Solution 2045	5,020,066	20,534,661	79,771,884
Index Solution 2050	2,362,582	11,946,994	43,592,148
Index Solution 2055	1,807,630	13,078,303	42,669,924
Index Solution 2060	1,108,875	6,103,505	21,592,009
Index Solution 2065	180,474	—	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024, were:

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss	Carryforwards	Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Index Solution Income	$22,560,904	$—	$21,927,084	$(62,210,979)	Long-term	$(17,722,991)
Index Solution 2025	32,693,312	—	62,758,874	(30,428,512)	Long-term	65,023,674
Index Solution 2030	27,245,205	—	94,382,175	(34,321,502)	Long-term	87,305,878
Index Solution 2035	40,686,288	—	202,159,893	(53,560,327)	Long-term	189,285,854
Index Solution 2040	23,364,176	—	153,490,182	(477,648)	Short-term	148,244,416
				(28,132,294)	Long-term

				$(28,609,942)
Index Solution 2045	27,365,324	—	217,073,931	(24,189,702)	Long-term	220,249,553
Index Solution 2050	16,927,719	—	149,735,889	(18,869,305)	Long-term	147,794,303
Index Solution 2055	16,633,171	—	148,977,321	(10,298,499)	Long-term	155,311,993
Index Solution 2060	10,136,329	—	89,830,236	(1,822,597)	Short-term	88,141,893
				(10,002,075)	Long-term

				$(11,824,672)
Index Solution 2065	2,376,333	282,598	18,769,295	—	—	21,428,226

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2025, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2025, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment	Short-term Capital	Long-term Capital
	Income	Gains	Gains	Payable Date	Record Date
Index Solution Income
Class ADV	$0.3522	$-	$-	August 4, 2025	August 1, 2025
Class I	$0.4345	$-	$-	August 4, 2025	August 1, 2025
Class S	$0.4055	$-	$-	August 4, 2025	August 1, 2025
Class S2	$0.2869	$-	$-	August 4, 2025	August 1, 2025
Class Z	$0.4388	$-	$-	August 4, 2025	August 1, 2025
Index Solution 2025
Class ADV	$0.3529	$-	$-	August 4, 2025	August 1, 2025
Class I	$0.4260	$-	$-	August 4, 2025	August 1, 2025
Class S	$0.3931	$-	$-	August 4, 2025	August 1, 2025
Class S2	$0.3510	$-	$-	August 4, 2025	August 1, 2025
Class Z	$0.4307	$-	$-	August 4, 2025	August 1, 2025
Class ADV	$0.2406	$0.0062	$0.1888	August 7, 2025	August 6, 2025
Class I	$0.2761	$0.0062	$0.1888	August 7, 2025	August 6, 2025
Class S	$0.2582	$0.0062	$0.1888	August 7, 2025	August 6, 2025
Class S2	$0.2487	$0.0062	$0.1888	August 7, 2025	August 6, 2025
Class Z	$0.2784	$0.0062	$0.1888	August 7, 2025	August 6, 2025
Index Solution 2030
Class ADV	$0.4048	$-	$-	August 4, 2025	August 1, 2025
Class I	$0.4959	$-	$-	August 4, 2025	August 1, 2025
Class S	$0.4603	$-	$-	August 4, 2025	August 1, 2025
Class S2	$0.3189	$-	$-	August 4, 2025	August 1, 2025
Class Z	$0.5130	$-	$-	August 4, 2025	August 1, 2025
Index Solution 2035
Class ADV	$0.2642	$-	$-	August 4, 2025	August 1, 2025
Class I	$0.3346	$-	$-	August 4, 2025	August 1, 2025
Class S	$0.3018	$-	$-	August 4, 2025	August 1, 2025
Class S2	$0.2669	$-	$-	August 4, 2025	August 1, 2025
Class Z	$0.3395	$-	$-	August 4, 2025	August 1, 2025
Index Solution 2040
Class ADV	$0.3477	$-	$-	August 4, 2025	August 1, 2025
Class I	$0.4392	$-	$-	August 4, 2025	August 1, 2025
Class S	$0.3971	$-	$-	August 4, 2025	August 1, 2025
Class S2	$0.3783	$-	$-	August 4, 2025	August 1, 2025
Class Z	$0.4608	$-	$-	August 4, 2025	August 1, 2025
Index Solution 2045
Class ADV	$0.2246	$-	$-	August 4, 2025	August 1, 2025
Class I	$0.2976	$-	$-	August 4, 2025	August 1, 2025
Class S	$0.2629	$-	$-	August 4, 2025	August 1, 2025
Class S2	$0.2263	$-	$-	August 4, 2025	August 1, 2025
Class Z	$0.3065	$-	$-	August 4, 2025	August 1, 2025
Index Solution 2050
Class ADV	$0.2973	$-	$-	August 4, 2025	August 1, 2025
Class I	$0.3917	$-	$-	August 4, 2025	August 1, 2025
Class S	$0.3425	$-	$-	August 4, 2025	August 1, 2025
Class S2	$0.3265	$-	$-	August 4, 2025	August 1, 2025
Class Z	$0.4112	$-	$-	August 4, 2025	August 1, 2025
Index Solution 2055

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS (continued)

Class ADV	$0.2700	$-	$-	August 4, 2025	August 1, 2025
Class I	$0.3613	$-	$-	August 4, 2025	August 1, 2025
Class S	$0.3161	$-	$-	August 4, 2025	August 1, 2025
Class S2	$0.2611	$-	$-	August 4, 2025	August 1, 2025
Class Z	$0.3780	$-	$-	August 4, 2025	August 1, 2025
Index Solution 2060
Class ADV	$0.2183	$-	$-	August 4, 2025	August 1, 2025
Class I	$0.2903	$-	$-	August 4, 2025	August 1, 2025
Class S	$0.2533	$-	$-	August 4, 2025	August 1, 2025
Class S2	$0.2349	$-	$-	August 4, 2025	August 1, 2025
Class Z	$0.3017	$-	$-	August 4, 2025	August 1, 2025
Index Solution 2065
Class ADV	$0.1340	$0.0046	$0.0204	August 4, 2025	August 1, 2025
Class I	$0.1801	$0.0046	$0.0204	August 4, 2025	August 1, 2025
Class S	$0.1579	$0.0046	$0.0204	August 4, 2025	August 1, 2025
Class S2	$0.1350	$0.0046	$0.0204	August 4, 2025	August 1, 2025
Class Z	$0.1901	$0.0046	$0.0204	August 4, 2025	August 1, 2025

Reorganization: On November 12, 2024, the Board approved the reorganization of Index Solution 2025 into Index Solution Income on or about August 8, 2025. Following the reorganization, shareholders of Index Solution 2025 hold shares of Index Solution Income.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

35

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 52.5%
2,079,240	Schwab U.S. TIPS ETF	$55,474,123	9.8
304,755	Vanguard Long-Term Treasury ETF	17,102,850	3.0
4,178,692 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	203,376,940	35.8
605,753	Xtrackers USD High Yield Corporate Bond ETF	22,364,401	3.9
	Total Exchange-Traded Funds (Cost $302,066,535)	298,318,314	52.5
MUTUAL FUNDS: 47.3%
	Affiliated Investment Companies: 47.3%
77,474	Voya Russell TM Large Cap Growth Index - Class I	5,963,207	1.1
4,727,019	Voya Short Duration Bond Fund - Class R6	44,433,975	7.8
2,286,048	Voya U.S. Bond Index Portfolio - Class I	20,825,893	3.7
1,343,117	Voya VACS Index Series EM Portfolio	17,272,485	3.0
3,746,371	Voya VACS Index Series I Portfolio	48,103,403	8.5
473,280	Voya VACS Index Series MC Portfolio	5,878,132	1.0
8,153,309	Voya VACS Index Series S Portfolio	126,131,685	22.2
	Total Mutual Funds (Cost $223,417,719)	268,608,780	47.3
	Total Long-Term Investments (Cost $525,484,254)	566,927,094	99.8

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
1,080,768 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.220%	1,080,768	0.2
	Total Short-Term Investments (Cost $1,080,768)	1,080,768	0.2
	Total Investments in Securities (Cost $526,565,022)	$568,007,862	100.0
	Liabilities in Excess of Other Assets	(24,792)	0.0
	Net Assets	$567,983,070	100.0

(1)	Investment in affiliate.
(2)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

36

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$298,318,314	$—	$—	$298,318,314
Mutual Funds	268,608,780	—	—	268,608,780
Short-Term Investments	1,080,768	—	—	1,080,768
Total Investments, at fair value	$568,007,862	$—	$—	$568,007,862

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
Voya Russell TM Large Cap Growth Index - Class I	$—	$6,029,801	$(486,752)	$420,158	$5,963,207	$10,664	$6,401	$596,364
Voya Short Duration Bond Fund - Class R6	52,767,903	2,056,543	(10,632,503)	242,032	44,433,975	1,113,275	110,808	—
Voya U.S. Bond Index Portfolio - Class I	26,662,001	23,890,389	(30,454,172)	727,675	20,825,893	449,782	(436,843)	—
Voya VACS Index Series EM Portfolio	17,090,876	714,993	(2,399,725)	1,866,341	17,272,485	305,944	338,486	2,525
Voya VACS Index Series I Portfolio	42,968,463	5,813,334	(6,312,135)	5,633,741	48,103,403	1,275,196	1,244,095	—
Voya VACS Index Series MC Portfolio	16,337,341	2,695,265	(12,230,367)	(924,107)	5,878,132	180,636	328,084	299,003
Voya VACS Index Series S Portfolio	111,660,769	16,816,316	(6,754,519)	4,409,119	126,131,685	—	2,989,131	—
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	215,552,128	3,728,601	(19,383,500)	3,479,711	203,376,940	5,156,491	(569,985)	—
	$483,039,481	$61,745,242	$(88,653,673)	$15,854,670	$471,985,720	$8,491,988	$4,010,177	$897,892

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(301,432)
Interest rate contracts	(16,384)
Total	$(317,816)

See Accompanying Notes to Financial Statements

37

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $527,298,319.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$47,389,674
Gross Unrealized Depreciation	(6,680,131)
Net Unrealized Appreciation	$40,709,543

See Accompanying Notes to Financial Statements

38

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 51.4%
3,371,953	Schwab U.S. TIPS ETF	$89,963,706	9.6
503,742	Vanguard Long-Term Treasury ETF	28,270,001	3.0
6,779,484 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	329,957,486	35.1
939,156	Xtrackers USD High Yield Corporate Bond ETF	34,673,640	3.7
	Total Exchange-Traded Funds (Cost $485,942,192)	482,864,833	51.4
MUTUAL FUNDS: 48.4%
	Affiliated Investment Companies: 48.4%
128,021	Voya Russell TM Large Cap Growth Index - Class I	9,853,741	1.1
6,841,884	Voya Short Duration Bond Fund - Class R6	64,313,708	6.9
3,842,380	Voya U.S. Bond Index Portfolio - Class I	35,004,083	3.7
2,219,096	Voya VACS Index Series EM Portfolio	28,537,578	3.0
7,097,424	Voya VACS Index Series I Portfolio	91,130,926	9.7
973,874	Voya VACS Index Series MC Portfolio	12,095,518	1.3
13,796,075	Voya VACS Index Series S Portfolio	213,425,287	22.7
	Total Mutual Funds (Cost $370,183,963)	454,360,841	48.4
	Total Long-Term Investments (Cost $856,126,155)	937,225,674	99.8
	Total Investments in Securities (Cost $856,126,155)	$937,225,674	99.8
	Assets in Excess of Other Liabilities	1,742,149	0.2
	Net Assets	$938,967,823	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

39

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$482,864,833	$—	$—	$482,864,833
Mutual Funds	454,360,841	—	—	454,360,841
Total Investments, at fair value	$937,225,674	$—	$—	$937,225,674

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2024	at Cost	at Cost	(Depreciation)	6/30/2025	Income	(Losses)	Distributions
Voya Russell TM Large Cap Growth Index - Class I	$—	$9,992,193	$(832,884)	$694,432	$9,853,741	$17,673	$10,550	$988,341
Voya Short Duration Bond Fund - Class R6	49,356,119	20,639,488	(6,063,546)	381,647	64,313,708	1,294,442	38,745	—
Voya U.S. Bond Index Portfolio - Class I	55,830,535	36,652,631	(59,254,006)	1,774,923	35,004,083	895,449	(1,245,853)	—
Voya VACS Index Series EM Portfolio	28,782,898	1,133,894	(4,426,478)	3,047,264	28,537,578	507,033	594,151	4,185
Voya VACS Index Series I Portfolio	98,853,882	13,499,796	(30,166,270)	8,943,518	91,130,926	2,960,455	6,373,231	—
Voya VACS Index Series MC Portfolio	32,124,746	2,857,930	(20,700,590)	(2,186,568)	12,095,518	336,785	1,224,014	557,474
Voya VACS Index Series S Portfolio	241,000,868	12,986,576	(36,564,617)	(3,997,540)	213,425,287	—	17,159,019	—
Voya VACS Index Series SC Portfolio	6,614,097	12,459	(5,713,636)	(912,920)	—	—	758,674	—
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	320,993,148	19,846,570	(15,805,301)	4,923,069	329,957,486	7,974,454	(476,450)	—
	$833,556,293	$117,621,537	$(179,527,328)	$12,667,825	$784,318,327	$13,986,291	$24,436,081	$1,550,000

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(511,725)
Interest rate contracts	(27,050)
Total	$(538,775)

See Accompanying Notes to Financial Statements

40

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $857,438,651.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$88,088,320
Gross Unrealized Depreciation	(8,301,297)
Net Unrealized Appreciation	$79,787,023

See Accompanying Notes to Financial Statements

41

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 33.0%
1,053,564	Schwab U.S. TIPS ETF	$28,109,087	2.9
514,744	Vanguard Long-Term Treasury ETF	28,887,433	3.0
4,992,962 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	243,007,461	25.1
511,565	Xtrackers USD High Yield Corporate Bond ETF	18,886,980	2.0
	Total Exchange-Traded Funds (Cost $320,961,366)	318,890,961	33.0
MUTUAL FUNDS: 67.0%
	Affiliated Investment Companies: 67.0%
130,783	Voya Russell TM Large Cap Growth Index - Class I	10,066,356	1.1
1,995,368	Voya Short Duration Bond Fund - Class R6	18,756,455	1.9
4,061,090	Voya U.S. Bond Index Portfolio - Class I	36,996,533	3.8
2,646,169	Voya VACS Index Series EM Portfolio	34,029,731	3.5
11,169,506	Voya VACS Index Series I Portfolio	143,416,454	14.8
2,758,802	Voya VACS Index Series MC Portfolio	34,264,322	3.5
22,736,074	Voya VACS Index Series S Portfolio	351,727,060	36.3
1,967,966	Voya VACS Index Series SC Portfolio	19,778,060	2.1
	Total Mutual Funds (Cost $516,465,179)	649,034,971	67.0
	Total Long-Term Investments (Cost $837,426,545)	967,925,932	100.0
	Total Investments in Securities (Cost $837,426,545)	$967,925,932	100.0
	Assets in Excess of Other Liabilities	429,858	0.0
	Net Assets	$968,355,790	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

42

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$318,890,961	$—	$—	$318,890,961
Mutual Funds	649,034,971	—	—	649,034,971
Total Investments, at fair value	$967,925,932	$—	$—	$967,925,932

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Russell TM Large Cap Growth Index - Class I	$—	$9,940,002	$(581,324)	$707,678	$10,066,356	$17,748	$4,780	$992,473
Voya Short Duration Bond Fund - Class R6	23,757,170	1,358,422	(6,577,617)	218,480	18,756,455	477,726	(62,727)	—
Voya U.S. Bond Index Portfolio - Class I	46,160,916	17,844,662	(27,978,865)	969,820	36,996,533	813,741	(268,352)	—
Voya VACS Index Series EM Portfolio	32,461,074	1,498,751	(3,683,925)	3,753,831	34,029,731	593,990	527,222	4,902
Voya VACS Index Series I Portfolio	144,588,652	13,554,996	(30,898,568)	16,171,374	143,416,454	3,961,620	6,120,770	—
Voya VACS Index Series MC Portfolio	45,681,063	11,217,184	(18,686,449)	(3,947,476)	34,264,322	676,430	3,034,415	1,119,681
Voya VACS Index Series S Portfolio	317,043,829	32,550,276	(12,825,882)	14,958,837	351,727,060	—	5,704,148	—
Voya VACS Index Series SC Portfolio	22,846,931	4,445,704	(4,064,096)	(3,450,479)	19,778,060	487,646	502,076	2,106,448
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	234,882,147	12,414,030	(7,772,400)	3,483,684	243,007,461	5,905,564	(263,675)	—
	$867,421,782	$104,824,027	$(113,069,126)	$32,865,749	$892,042,432	$12,934,465	$15,298,657	$4,223,504

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(491,687)
Interest rate contracts	(27,433)
Total	$(519,120)

See Accompanying Notes to Financial Statements

43

Voya Index Solution 2030 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $838,715,048. Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$134,816,002
Gross Unrealized Depreciation	(5,605,117)
Net Unrealized Appreciation	$129,210,885

See Accompanying Notes to Financial Statements

44

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 22.0%
873,258	Vanguard Long-Term Treasury ETF	$49,007,239	3.0
5,799,395 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	282,256,555	17.1
867,872	Xtrackers USD High Yield Corporate Bond ETF	32,041,834	1.9
	Total Exchange-Traded Funds (Cost $365,579,491)	363,305,628	22.0
MUTUAL FUNDS: 78.0%
	Affiliated Investment Companies: 78.0%
221,905	Voya Russell TM Large Cap Growth Index - Class I	17,080,029	1.1
10,502,743	Voya U.S. Bond Index Portfolio - Class I	95,679,988	5.8
5,773,842	Voya VACS Index Series EM Portfolio	74,251,614	4.5
22,810,657	Voya VACS Index Series I Portfolio	292,888,840	17.8
4,681,112	Voya VACS Index Series MC Portfolio	58,139,406	3.5
46,190,501	Voya VACS Index Series S Portfolio	714,567,050	43.3
3,339,150	Voya VACS Index Series SC Portfolio	33,558,457	2.0
	Total Mutual Funds (Cost $1,011,487,240)	1,286,165,384	78.0
	Total Long-Term Investments (Cost $1,377,066,731)	1,649,471,012	100.0
	Total Investments in Securities (Cost $1,377,066,731)	$1,649,471,012	100.0
	Assets in Excess of Other Liabilities	734,312	0.0
	Net Assets	$1,650,205,324	100.0

(1) Investment in affiliate.

See Accompanying Notes to Financial Statements

45

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$363,305,628	$—	$—	$363,305,628
Mutual Funds	1,286,165,384	—	—	1,286,165,384
Total Investments, at fair value	$1,649,471,012	$—	$—	$1,649,471,012

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Russell TM Large Cap Growth Index - Class I	$—	$16,728,758	$(846,782)	$1,198,053	$17,080,029	$29,840	$8,773	$1,668,708
Voya Short Duration Bond Fund - Class R6	7,845,276	100,627	(7,937,493)	(8,410)	—	54,331	33,541	—
Voya U.S. Bond Index Portfolio - Class I	111,405,848	20,996,114	(38,519,486)	1,797,512	95,679,988	2,019,229	90,448	—
Voya VACS Index Series EM Portfolio	70,299,826	3,166,704	(7,452,140)	8,237,224	74,251,614	1,284,116	1,072,265	10,598
Voya VACS Index Series I Portfolio	290,659,471	27,502,105	(58,758,818)	33,486,082	292,888,840	8,088,587	11,749,655	—
Voya VACS Index Series MC Portfolio	76,043,202	19,564,353	(30,744,363)	(6,723,786)	58,139,406	1,137,348	5,172,713	1,882,629
Voya VACS Index Series S Portfolio	640,021,132	67,739,006	(24,095,797)	30,902,709	714,567,050	—	10,780,331	—
Voya VACS Index Series SC Portfolio	41,663,323	7,632,516	(9,387,308)	(6,350,074)	33,558,457	819,909	1,301,806	3,541,702
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	268,344,020	20,205,577	(10,336,250)	4,043,208	282,256,555	6,824,261	(350,277)	—
	$1,506,282,098	$183,635,760	$(188,078,437)	$66,582,518	$1,568,421,939	$20,257,621	$29,859,255	$7,103,637

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(839,998)
Interest rate contracts	(45,061)
Total	$(885,059)

See Accompanying Notes to Financial Statements

46

Voya Index Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,379,210,747.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$277,484,063
Gross Unrealized Depreciation	(7,223,797)
Net Unrealized Appreciation	$270,260,266

See Accompanying Notes to Financial Statements

47

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 14.6%
568,775	Vanguard Long-Term Treasury ETF	$31,919,653	3.0
2,139,178 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	104,113,793	9.7
565,293	Xtrackers USD High Yield Corporate Bond ETF	20,870,618	1.9
	Total Exchange-Traded Funds (Cost $156,616,773)	156,904,064	14.6
MUTUAL FUNDS: 85.2%
	Affiliated Investment Companies: 85.2%
144,499	Voya Russell TM Large Cap Growth Index - Class I	11,122,111	1.0
2,851,921	Voya U.S. Bond Index Portfolio - Class I	25,981,001	2.4
4,596,430	Voya VACS Index Series EM Portfolio	59,110,092	5.5
18,110,601	Voya VACS Index Series I Portfolio	232,540,113	21.6
3,914,823	Voya VACS Index Series MC Portfolio	48,622,107	4.5
33,620,454	Voya VACS Index Series S Portfolio	520,108,420	48.2
2,174,495	Voya VACS Index Series SC Portfolio	21,853,676	2.0
	Total Mutual Funds (Cost $714,190,696)	919,337,520	85.2
	Total Long-Term Investments (Cost $870,807,469)	1,076,241,584	99.8
	Total Investments in Securities (Cost $870,807,469)	$1,076,241,584	99.8
	Assets in Excess of Other Liabilities	2,416,361	0.2
	Net Assets	$1,078,657,945	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

48

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$156,904,064	$—	$—	$156,904,064
Mutual Funds	919,337,520	—	—	919,337,520
Total Investments, at fair value	$1,076,241,584	$—	$—	$1,076,241,584
Other Financial Instruments+
Futures	289,630	—	—	289,630
Total Assets	$1,076,531,214	$—	$—	$1,076,531,214
Liabilities Table
Other Financial Instruments+
Futures	$(32,309)	$—	$—	$(32,309)
Total Liabilities	$(32,309)	$—	$—	$(32,309)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Russell TM Large Cap Growth
Index - Class I	$—	$10,810,030	$(467,129)	$779,210	$11,122,111	$19,214	$7,407	$1,074,526
Voya Short Duration Bond Fund -
Class R6	5,072,280	53,814	(5,120,660)	(5,434)	—	35,009	21,569	—
Voya U.S. Bond Index Portfolio -
Class I	35,205,315	9,460,748	(19,101,463)	416,401	25,981,001	605,421	109,372	—
Voya VACS Index Series EM
Portfolio	55,674,090	2,478,949	(5,634,300)	6,591,353	59,110,092	1,010,710	786,343	8,341
Voya VACS Index Series I Portfolio	218,885,280	20,432,458	(34,759,939)	27,982,314	232,540,113	6,434,314	6,946,849	—
Voya VACS Index Series MC
Portfolio	58,072,235	15,095,937	(19,866,939)	(4,679,126)	48,622,107	895,146	3,721,283	1,481,717
Voya VACS Index Series S
Portfolio	468,129,189	46,533,764	(17,284,718)	22,730,185	520,108,420	—	7,555,713	—
Voya VACS Index Series SC
Portfolio	33,584,056	5,687,604	(12,150,014)	(5,267,970)	21,853,676	527,960	1,829,424	2,280,593
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund	97,357,813	8,743,540	(3,448,250)	1,460,690	104,113,793	2,508,336	(116,844)	—
	$971,980,258	$119,296,844	$(117,833,412)	$50,007,623	$1,023,451,313	$12,036,110	$20,861,116	$4,845,177

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

49

Voya Index Solution 2040 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the following futures contracts were outstanding for Voya Index Solution 2040 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	238	09/30/25	$25,942,000	$289,630
			$25,942,000	$289,630
Short Contracts:
3-Month SOFR	(107)	12/16/25	(25,677,325)	(32,309)
			$(25,677,325)	$(32,309)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$289,630
Total Asset Derivatives		$289,630

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$32,309
Total Liability Derivatives		$32,309

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(557,628)
Interest rate contracts	407,575
Total	$(150,053)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$257,321
Total	$257,321

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $871,759,021.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$207,440,096
Gross Unrealized Depreciation	(2,700,212)
Net Unrealized Appreciation	$204,739,884

See Accompanying Notes to Financial Statements

50

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 8.2%
488,729	Vanguard Long-Term Treasury ETF	$27,427,471	2.0
1,240,986 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	60,398,789	4.3
728,618	Xtrackers USD High Yield Corporate Bond ETF	26,900,577	1.9
	Total Exchange-Traded Funds
	(Cost $113,726,181)	114,726,837	8.2
MUTUAL FUNDS: 91.6%
	Affiliated Investment Companies: 91.6%
186,193	Voya Russell TM Large Cap Growth Index - Class I	14,331,284	1.0
1,466,026	Voya U.S. Bond Index Portfolio - Class I	13,355,499	1.0
7,000,061	Voya VACS Index Series EM Portfolio	90,020,778	6.5
24,400,437	Voya VACS Index Series I Portfolio	313,301,614	22.5
5,602,613	Voya VACS Index Series MC Portfolio	69,584,452	5.0
48,340,652	Voya VACS Index Series S Portfolio	747,829,880	53.6
2,801,819	Voya VACS Index Series SC Portfolio	28,158,278	2.0
	Total Mutual Funds
	(Cost $988,050,460)	1,276,581,785	91.6
	Total Long-Term Investments
	(Cost $1,101,776,641)	1,391,308,622	99.8
	Total Investments in Securities
	(Cost $1,101,776,641)	$1,391,308,622	99.8
	Assets in Excess of Other Liabilities	2,394,682	0.2
	Net Assets	$1,393,703,304	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

51

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$114,726,837	$—	$—	$114,726,837
Mutual Funds	1,276,581,785	—	—	1,276,581,785
Total Investments, at fair value	$1,391,308,622	$—	$—	$1,391,308,622
Other Financial Instruments+
Futures	372,909	—	—	372,909
Total Assets	$1,391,681,531	$—	$—	$1,391,681,531
Liabilities Table
Other Financial Instruments+
Futures	$(41,669)	$—	$—	$(41,669)
Total Liabilities	$(41,669)	$—	$—	$(41,669)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Russell TM Large Cap Growth
Index - Class I	$—	$13,808,381	$(480,805)	$1,003,708	$14,331,284	$24,625	$6,307	$1,377,060
Voya Short Duration Bond Fund -
Class R6	6,452,860	85,497	(6,531,447)	(6,910)	—	44,843	27,673	—
Voya U.S. Bond Index Portfolio -
Class I	13,125,409	4,536,231	(4,554,327)	248,186	13,355,499	253,621	12,003	—
Voya VACS Index Series EM
Portfolio	83,780,053	3,982,701	(7,831,947)	10,089,971	90,020,778	1,530,671	1,107,498	12,633
Voya VACS Index Series I Portfolio	304,606,880	29,175,392	(57,019,570)	36,538,912	313,301,614	8,638,442	11,504,929	—
Voya VACS Index Series MC
Portfolio	73,950,302	26,274,278	(24,824,484)	(5,815,644)	69,584,452	1,251,460	4,599,005	2,071,516
Voya VACS Index Series S
Portfolio	657,601,622	76,051,158	(20,295,488)	34,472,588	747,829,880	—	9,040,986	—
Voya VACS Index Series SC
Portfolio	45,766,576	6,256,162	(16,847,324)	(7,017,136)	28,158,278	676,618	2,581,456	2,922,739
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund	64,847,265	10,335,698	(16,101,769)	1,317,595	60,398,789	1,579,748	(628,457)	—
	$1,250,130,967	$170,505,498	$(154,487,161)	$70,831,270	$1,336,980,574	$14,000,028	$28,251,400	$6,383,948

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

52

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	307	09/30/25	$33,463,000	$372,909
			$33,463,000	$372,909
Short Contracts:
3-Month SOFR	(138)	12/16/25	(33,116,550)	(41,669)
			$(33,116,550)	$(41,669)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$372,909
Total Asset Derivatives		$372,909

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$41,669
Total Liability Derivatives		$41,669

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(704,155)
Interest rate contracts	521,777
Total	$(182,378)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$331,240
Total	$331,240

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,102,496,013.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$291,264,043
Gross Unrealized Depreciation	(2,120,193)
Net Unrealized Appreciation	$289,143,850

See Accompanying Notes to Financial Statements

53

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 3.8%
163,521	Vanguard Long-Term Treasury ETF	$9,176,798	1.0
551,928 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	26,862,336	2.8
	Total Exchange-Traded Funds
	(Cost $36,019,379)	36,039,134	3.8
MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
124,629	Voya Russell TM Large Cap Growth Index - Class I	9,592,669	1.0
996,339	Voya U.S. Bond Index Portfolio - Class I	9,076,652	1.0
4,686,071	Voya VACS Index Series EM Portfolio	60,262,868	6.5
17,045,698	Voya VACS Index Series I Portfolio	218,866,766	23.4
3,750,466	Voya VACS Index Series MC Portfolio	46,580,789	5.0
33,885,402	Voya VACS Index Series S Portfolio	524,207,166	56.1
2,813,211	Voya VACS Index Series SC Portfolio	28,272,774	3.0
	Total Mutual Funds
	(Cost $698,094,926)	896,859,684	96.0
	Total Long-Term Investments
	(Cost $734,114,305)	932,898,818	99.8
	Total Investments in Securities
	(Cost $734,114,305)	$932,898,818	99.8
	Assets in Excess of Other Liabilities	1,414,807	0.2
	Net Assets	$934,313,625	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

54

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$36,039,134	$—	$—	$36,039,134
Mutual Funds	896,859,684	—	—	896,859,684
Total Investments, at fair value	$932,898,818	$—	$—	$932,898,818
Other Financial Instruments+
Futures	249,014	—	—	249,014
Total Assets	$933,147,832	$—	$—	$933,147,832
Liabilities Table
Other Financial Instruments+
Futures	$(27,779)	$—	$—	$(27,779)
Total Liabilities	$(27,779)	$—	$—	$(27,779)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Russell TM Large Cap Growth
Index - Class I	$—	$9,271,940	$(348,882)	$669,611	$9,592,669	$16,441	$3,492	$919,453
Voya Short Duration Bond Fund - Class R6	4,339,527	56,196	(4,391,071)	(4,652)	—	30,131	18,582	—
Voya U.S. Bond Index Portfolio - Class I	8,955,026	2,338,733	(2,393,482)	176,375	9,076,652	171,528	(2,084)	—
Voya VACS Index Series EM Portfolio	56,380,771	2,941,669	(5,746,464)	6,686,892	60,262,868	1,022,090	804,527	8,435
Voya VACS Index Series I Portfolio	204,975,525	21,389,509	(33,506,974)	26,008,706	218,866,766	6,030,242	6,838,743	—
Voya VACS Index Series MC Portfolio	58,054,479	9,427,257	(17,144,854)	(3,756,093)	46,580,789	835,602	3,020,033	1,383,154
Voya VACS Index Series S Portfolio	459,961,335	59,143,848	(17,407,475)	22,509,458	524,207,166	—	7,554,142	—
Voya VACS Index Series SC Portfolio	30,794,904	6,427,382	(4,291,627)	(4,657,885)	28,272,774	677,654	567,723	2,927,211
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	43,513,659	1,191,216	(18,842,425)	999,886	26,862,336	839,517	(543,203)	—
	$866,975,226	$112,187,750	$(104,073,254)	$48,632,298	$923,722,020	$9,623,205	$18,261,955	$5,238,253

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

55

Voya Index Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the following futures contracts were outstanding for Voya Index Solution 2050 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	205	09/30/25	$22,345,000	$249,014
			$22,345,000	$249,014
Short Contracts:
3-Month SOFR	(92)	12/16/25	(22,077,700)	(27,779)
			$(22,077,700)	$(27,779)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$249,014
Total Asset Derivatives		$249,014

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$27,779
Total Liability Derivatives		$27,779

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(470,661)
Interest rate contracts	354,388
Total	$(116,273)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$221,235
Total	$221,235

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $734,432,424.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$199,324,238
Gross Unrealized Depreciation	(636,609)
Net Unrealized Appreciation	$198,687,629

See Accompanying Notes to Financial Statements

56

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 2.9%
164,224	Vanguard Long-Term Treasury ETF	$9,216,251	1.0
368,491 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	17,934,457	1.9
	Total Exchange-Traded Funds (Cost $27,104,320)	27,150,708	2.9
MUTUAL FUNDS: 97.0%
	Affiliated Investment Companies: 97.0%
125,123	Voya Russell TM Large Cap Growth Index - Class I	9,630,686	1.0
1,004,816	Voya U.S. Bond Index Portfolio - Class I	9,153,877	1.0
4,705,081	Voya VACS Index Series EM Portfolio	60,507,342	6.5
17,470,636	Voya VACS Index Series I Portfolio	224,322,962	23.9
4,140,479	Voya VACS Index Series MC Portfolio	51,424,743	5.5
34,019,996	Voya VACS Index Series S Portfolio	526,289,339	56.1
2,824,356	Voya VACS Index Series SC Portfolio	28,384,776	3.0
	Total Mutual Funds (Cost $709,711,134)	909,713,725	97.0
	Total Long-Term Investments (Cost $736,815,454)	936,864,433	99.9
	Total Investments in Securities (Cost $736,815,454)	$936,864,433	99.9
	Assets in Excess of Other Liabilities	1,294,272	0.1
	Net Assets	$938,158,705	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

57

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$27,150,708	$—	$—	$27,150,708
Mutual Funds	909,713,725	—	—	909,713,725
Total Investments, at fair value	$936,864,433	$—	$—	$936,864,433
Other Financial Instruments+
Futures	249,217	—	—	249,217
Total Assets	$937,113,650	$—	$—	$937,113,650
Liabilities Table
Other Financial Instruments+
Futures	$(27,779)	$—	$—	$(27,779)
Total Liabilities	$(27,779)	$—	$—	$(27,779)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Russell TM Large Cap Growth
Index - Class I	$—	$9,258,894	$(300,763)	$672,555	$9,630,686	$16,448	$4,402	$919,760
Voya Short Duration Bond Fund - Class R6	4,307,011	64,350	(4,366,745)	(4,616)	—	29,923	18,448	—
Voya U.S. Bond Index Portfolio - Class I	8,813,153	2,186,027	(2,020,355)	175,052	9,153,877	171,512	(231)	—
Voya VACS Index Series EM Portfolio	55,963,564	3,288,695	(5,475,100)	6,730,183	60,507,342	1,022,433	762,426	8,438
Voya VACS Index Series I Portfolio	203,461,645	22,990,767	(29,234,747)	27,105,297	224,322,962	6,163,411	5,958,806	—
Voya VACS Index Series MC Portfolio	57,627,596	14,596,873	(16,975,121)	(3,824,605)	51,424,743	905,542	3,102,506	1,498,926
Voya VACS Index Series S Portfolio	465,213,079	53,166,555	(15,746,784)	23,656,489	526,289,339	—	6,950,127	—
Voya VACS Index Series SC Portfolio	30,569,713	6,615,674	(4,162,076)	(4,638,535)	28,384,776	677,883	577,844	2,928,203
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	34,601,819	809,953	(18,336,333)	859,018	17,934,457	618,499	(523,958)	—
	$860,557,580	$112,977,788	$(96,618,024)	$50,730,838	$927,648,182	$9,605,651	$16,850,370	$5,355,327

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

58

Voya Index Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	205	09/30/25	$22,345,000	$249,217
			$22,345,000	$249,217
Short Contracts:
3-Month SOFR	(92)	12/16/25	(22,077,700)	(27,779)
			$(22,077,700)	$(27,779)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$249,217
Total Asset Derivatives		$249,217

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$27,779
Total Liability Derivatives		$27,779

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(457,852)
Interest rate contracts	349,199
Total	$(108,653)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$221,438
Total	$221,438

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $737,057,668.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$200,609,558
Gross Unrealized Depreciation	(581,355)
Net Unrealized Appreciation	$200,028,203

See Accompanying Notes to Financial Statements

59

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 2.9%
106,851	Vanguard Long-Term Treasury ETF	$5,996,478	1.0
238,994 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	11,631,838	1.9
	Total Exchange-Traded Funds (Cost $17,610,151)	17,628,316	2.9
MUTUAL FUNDS: 97.0%
	Affiliated Investment Companies: 97.0%
81,460	Voya Russell TM Large Cap Growth Index - Class I	6,269,995	1.0
659,328	Voya U.S. Bond Index Portfolio - Class I	6,006,481	1.0
3,063,559	Voya VACS Index Series EM Portfolio	39,397,372	6.5
11,375,164	Voya VACS Index Series I Portfolio	146,057,103	23.9
2,695,745	Voya VACS Index Series MC Portfolio	33,481,154	5.5
22,149,097	Voya VACS Index Series S Portfolio	342,646,524	56.1
1,838,827	Voya VACS Index Series SC Portfolio	18,480,212	3.0
	Total Mutual Funds (Cost $468,398,716)	592,338,841	97.0
	Total Long-Term Investments (Cost $486,008,867)	609,967,157	99.9
	Total Investments in Securities (Cost $486,008,867)	$609,967,157	99.9
	Assets in Excess of Other Liabilities	872,227	0.1
	Net Assets	$610,839,384	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

60

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,628,316	$—	$—	$17,628,316
Mutual Funds	592,338,841	—	—	592,338,841
Total Investments, at fair value	$609,967,157	$—	$—	$609,967,157
Other Financial Instruments+
Futures	161,452	—	—	161,452
Total Assets	$610,128,609	$—	$—	$610,128,609
Liabilities Table
Other Financial Instruments+
Futures	$(18,117)	$—	$—	$(18,117)
Total Liabilities	$(18,117)	$—	$—	$(18,117)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Russell TM Large Cap Growth Index - Class I	$—	$5,998,695	$(165,686)	$436,986	$6,269,995	$10,625	$2,289	$594,210
Voya Short Duration Bond Fund - Class R6	2,726,356	56,723	(2,780,156)	(2,923)	—	19,044	11,771	—
Voya U.S. Bond Index Portfolio - Class I	5,736,169	1,748,558	(1,596,174)	117,928	6,006,481	112,139	1,789	—
Voya VACS Index Series EM Portfolio	35,423,731	2,846,935	(3,255,161)	4,381,867	39,397,372	660,507	447,232	5,451
Voya VACS Index Series I Portfolio	128,787,950	17,499,076	(17,807,041)	17,577,118	146,057,103	3,981,746	3,634,024	—
Voya VACS Index Series MC Portfolio	36,484,991	10,078,349	(10,652,745)	(2,429,441)	33,481,154	585,016	1,984,433	968,365
Voya VACS Index Series S Portfolio	294,473,099	40,162,478	(8,353,487)	16,364,434	342,646,524	—	3,655,268	—
Voya VACS Index Series SC Portfolio	19,355,068	4,569,224	(2,493,663)	(2,950,417)	18,480,212	437,948	352,092	1,891,771
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund	21,747,682	599,374	(11,165,034)	449,816	11,631,838	393,267	(238,830)	—
	$544,735,046	$83,559,412	$(58,269,147)	$33,945,368	$603,970,679	$6,200,292	$9,850,068	$3,459,797

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

61

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the following futures contracts were outstanding for Voya Index Solution 2060 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	133	09/30/25	$14,497,000	$161,452
			$14,497,000	$161,452
Short Contracts:
3-Month SOFR	(60)	12/16/25	(14,398,500)	(18,117)
			$(14,398,500)	$(18,117)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$161,452
Total Asset Derivatives		$161,452

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$18,117
Total Liability Derivatives		$18,117

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(305,287)
Interest rate contracts	220,648
Total	$(84,639)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$143,335
Total	$143,335

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $486,127,199.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$124,427,921
Gross Unrealized Depreciation	(444,629)
Net Unrealized Appreciation	$123,983,292

See Accompanying Notes to Financial Statements

62

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 2.4%
31,929	Vanguard Long-Term Treasury ETF	$1,791,855	1.0
52,698 (1)	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	2,564,812	1.4
	Total Exchange-Traded Funds
	(Cost $4,353,069)	4,356,667	2.4

MUTUAL FUNDS: 97.5%
	Affiliated Investment Companies: 97.5%
24,373	Voya Russell TM Large
	Cap Growth Index - Class I	1,875,962	1.0
201,921	Voya U.S. Bond Index Portfolio - Class I	1,839,500	1.0
917,016	Voya VACS Index Series EM Portfolio	11,792,821	6.5
3,474,979	Voya VACS Index Series I Portfolio	44,618,736	24.4
806,737	Voya VACS Index Series MC Portfolio	10,019,676	5.5
6,627,925	Voya VACS Index Series S Portfolio	102,534,006	56.1
550,201	Voya VACS Index Series SC Portfolio	5,529,521	3.0
	Total Mutual Funds (Cost $148,918,131)	178,210,222	97.5
	Total Long-Term Investments (Cost $153,271,200)	182,566,889	99.9
	Total Investments in Securities (Cost $153,271,200)	$182,566,889	99.9
	Assets in Excess of Other Liabilities	247,798	0.1
	Net Assets	$182,814,687	100.0

(1)	Investment in affiliate.

See Accompanying Notes to Financial Statements

63

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,356,667	$—	$—	$4,356,667
Mutual Funds	178,210,222	—	—	178,210,222
Total Investments, at fair value	$182,566,889	$—	$—	$182,566,889
Other Financial Instruments+
Futures	47,150	—	—	47,150
Total Assets	$182,614,039	$—	$—	$182,614,039
Liabilities Table
Other Financial Instruments+
Futures	$(5,435)	$—	$—	$(5,435)
Total Liabilities	$(5,435)	$—	$—	$(5,435)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Russell TM Large Cap Growth Index - Class I	$—	$1,794,006	$(47,593)	$129,549	$1,875,962	$3,090	$706	$172,766
Voya Short Duration Bond Fund - Class R6	726,051	35,828	(761,096)	(783)	—	5,174	3,219	—
Voya U.S. Bond Index Portfolio - Class I	1,600,905	927,409	(717,200)	28,386	1,839,500	33,078	9,484	—
Voya VACS Index Series EM Portfolio	9,434,548	1,882,413	(804,529)	1,280,389	11,792,821	192,034	116,603	1,585
Voya VACS Index Series I Portfolio	35,755,773	9,149,659	(5,362,051)	5,075,355	44,618,736	1,182,319	1,114,448	—
Voya VACS Index Series MC Portfolio	9,721,436	3,919,834	(2,945,735)	(675,859)	10,019,676	170,092	578,607	281,550
Voya VACS Index Series S Portfolio	78,416,319	20,454,216	(1,701,482)	5,364,953	102,534,006	—	767,244	—
Voya VACS Index Series SC Portfolio	5,157,340	1,882,516	(662,604)	(847,731)	5,529,521	127,334	123,586	550,037
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	4,259,710	198,217	(1,975,599)	82,484	2,564,812	82,303	(47,008)	—
	$145,072,082	$40,244,098	$(14,977,889)	$10,436,743	$180,775,034	$1,795,424	$2,666,889	$1,005,938

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

64

Voya Index Solution 2065 Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the following futures contracts were outstanding for Voya Index Solution 2065 Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	39	09/30/25	$4,251,000	$47,150
			$4,251,000	$47,150
Short Contracts:
3-Month SOFR	(18)	12/16/25	(4,319,550)	(5,435)
			$(4,319,550)	$(5,435)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$47,150
Total Asset Derivatives		$47,150
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$5,435
Total Liability Derivatives		$5,435

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(78,162)
Interest rate contracts	60,380
Total	$(17,782)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$41,715
Total	$41,715

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $153,341,325.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$29,630,223
Gross Unrealized Depreciation	(362,944)
Net Unrealized Appreciation	$29,267,279

See Accompanying Notes to Financial Statements

65

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VINDSOL (0625)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $230,839 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Partners, Inc.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 5, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: September 5, 2025